UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2019—June 30, 2019

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2019 Vanguard Bond Index Funds

Vanguard Short-Term Bond Index Fund

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Short-Term Bond Index Fund	4
Intermediate-Term Bond Index Fund	21
Long-Term Bond Index Fund	38
Trustees Approve Advisory Arrangements	57

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2018	6/30/2019	Period
Based on Actual Fund Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,034.52	$0.76
ETF Shares	1,000.00	1,035.11	0.30
Admiral™ Shares	1,000.00	1,034.93	0.35
Institutional Shares	1,000.00	1,035.03	0.25
Institutional Plus Shares	1,000.00	1,035.08	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,076.50	$0.77
ETF Shares	1,000.00	1,076.77	0.31
Admiral Shares	1,000.00	1,076.92	0.36
Institutional Shares	1,000.00	1,077.03	0.26
Institutional Plus Shares	1,000.00	1,077.08	0.21
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,130.11	$0.79
ETF Shares	1,000.00	1,130.43	0.32
Admiral Shares (Since inception: 2/7/2019)	1,000.00	1,105.18	0.29
Institutional Shares	1,000.00	1,130.66	0.26
Institutional Plus Shares	1,000.00	1,130.72	0.21

2

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2018	6/30/2019	Period
Based on Hypothetical 5% Yearly Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.50	0.30
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.50	0.30
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.50	0.30
Admiral Shares (Since inception: 2/7/2019)	1,000.00	1,019.45	0.28
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Bond Index Fund, 0.15% for Investor Shares, 0.06% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Intermediate-Term Bond Index Fund, 0.15% for Investor Shares, 0.06% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; and for the Long-Term Bond Index Fund, 0.15% for Investor Shares, 0.06% for ETF Shares, 0.07% for Admiral Shares (since inception), 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365; for Long-Term Bond Index Fund Admiral Shares, 144/365).

3

Short-Term Bond Index Fund

Sector Diversification

As of June 30, 2019

Finance	11.0%
Foreign	7.3
Industrial	14.3
Treasury/Agency	66.0
Utilities	1.1
Other	0.3

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

4

Short-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	1.250%	3/31/21	1,084,136	1,073,804	2.2%
United States Treasury Note/Bond	1.250%	10/31/21	870,336	860,275	1.8%
United States Treasury Note/Bond	1.125%	8/31/21	684,158	674,860	1.4%
United States Treasury Note/Bond	1.375%	8/31/20	661,000	656,869	1.4%
United States Treasury Note/Bond	1.625%	11/30/20	577,760	575,865	1.2%
United States Treasury Note/Bond	2.500%	5/15/24	555,315	574,146	1.2%
United States Treasury Note/Bond	1.625%	7/31/20	575,534	573,554	1.2%
United States Treasury Note/Bond	1.125%	9/30/21	548,868	541,491	1.1%
United States Treasury Note/Bond	1.625%	8/31/22	525,501	523,615	1.1%
United States Treasury Note/Bond	2.125%	3/31/24	510,214	518,505	1.1%
United States Treasury Note/Bond	1.375%	5/31/21	514,165	510,226	1.0%
United States Treasury Note/Bond	2.625%	2/28/23	478,013	492,951	1.0%
United States Treasury Note/Bond	1.375%	10/31/20	491,106	487,884	1.0%
United States Treasury Note/Bond	2.750%	11/15/23	465,537	484,959	1.0%
United States Treasury Note/Bond	1.875%	1/31/22	479,320	480,815	1.0%
United States Treasury Note/Bond	2.000%	5/31/24	465,505	470,816	1.0%
United States Treasury Note/Bond	2.375%	1/31/23	454,278	464,286	1.0%

5

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	2.000%	1/15/21	454,286	455,349	0.9%
United States Treasury Note/Bond	2.000%	11/30/22	435,660	439,472	0.9%
United States Treasury Note/Bond	2.875%	9/30/23	411,764	430,549	0.9%
United States Treasury Note/Bond	2.125%	12/31/22	423,977	429,607	0.9%
United States Treasury Note/Bond	2.500%	8/15/23	390,400	402,050	0.8%
United States Treasury Note/Bond	1.875%	3/31/22	394,170	395,770	0.8%
United States Treasury Note/Bond	1.375%	9/30/20	393,532	390,951	0.8%
United States Treasury Note/Bond	2.375%	2/29/24	378,228	388,747	0.8%
United States Treasury Note/Bond	1.750%	5/15/23	382,650	382,711	0.8%
United States Treasury Note/Bond	2.125%	2/29/24	358,995	364,717	0.8%
United States Treasury Note/Bond	1.500%	2/28/23	366,606	363,571	0.7%
United States Treasury Note/Bond	1.750%	4/30/22	359,134	359,303	0.7%
United States Treasury Note/Bond	1.125%	6/30/21	363,827	359,279	0.7%
United States Treasury Note/Bond	2.500%	3/31/23	346,875	356,414	0.7%
United States Treasury Note/Bond	1.125%	2/28/21	354,402	350,358	0.7%
United States Treasury Note/Bond	2.625%	6/30/23	333,752	345,120	0.7%
United States Treasury Note/Bond	2.625%	7/31/20	331,420	333,803	0.7%
United States Treasury Note/Bond	2.500%	1/31/24	319,655	330,043	0.7%
United States Treasury Note/Bond	2.250%	4/30/24	318,585	325,654	0.7%
United States Treasury Note/Bond	1.875%	12/15/20	322,925	323,025	0.7%
United States Treasury Note/Bond	1.750%	5/31/22	307,220	307,364	0.6%
United States Treasury Note/Bond	1.750%	11/30/21	306,779	306,779	0.6%
United States Treasury Note/Bond	2.750%	2/15/24	280,392	292,659	0.6%
United States Treasury Note/Bond	1.875%	8/31/22	269,117	270,210	0.6%
United States Treasury Note/Bond	2.625%	5/15/21	261,914	265,924	0.5%
United States Treasury Note/Bond	2.125%	5/15/22	260,496	263,346	0.5%
United States Treasury Note/Bond	2.750%	8/31/23	244,140	253,906	0.5%

6

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	2.500%	1/15/22	248,720	253,344	0.5%
	United States Treasury Note/Bond	1.750%	6/30/24	244,415	244,224	0.5%
	United States Treasury Note/Bond	1.875%	7/31/22	229,394	230,325	0.5%
	United States Treasury Note/Bond	1.750%	3/31/22	229,242	229,279	0.5%
	United States Treasury Note/Bond	2.250%	4/30/21	218,231	220,003	0.5%
	United States Treasury Note/Bond	1.750%	11/15/20	220,074	219,731	0.5%
	United States Treasury Note/Bond	1.125%–8.750%	5/15/20–6/30/24	9,923,238	10,014,209	20.6%
					30,862,717	63.6%

Agency Notes †					1,049,492	2.1%
Total U.S. Government and Agency Obligations (Cost $31,568,464)					31,912,209	65.7%
Corporate Bonds
Finance
1	Banking †				4,232,306	8.7%
	Brokerage †				117,779	0.2%
	Finance Companies †				176,927	0.4%
	Insurance †				434,053	0.9%
	Other Finance †				3,483	0.0%
	Real Estate Investment Trusts †				320,530	0.7%
					5,285,078	10.9%
Industrial
1	Basic Industry †				304,996	0.6%
1	Capital Goods †				670,656	1.4%
1	Communication †				710,141	1.5%
	Consumer Cyclical †				1,052,994	2.2%
1	Consumer Noncyclical †				1,911,598	3.9%
	Energy †				928,331	1.9%
	Other Industrial †				5,180	0.0%
1	Technology †				1,111,047	2.3%
	Transportation †				194,609	0.4%
					6,889,552	14.2%
Utilities
1	Electric †				499,683	1.0%
	Natural Gas †				33,418	0.1%
					533,101	1.1%
Total Corporate Bonds (Cost $12,501,217)					12,707,731	26.2%

7

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Sovereign Bonds
	European Investment Bank	1.375%–4.000%	6/15/20–3/15/24	502,121	509,571	1.0%
	FMS Wertmanagement	1.375%–2.750%	6/8/21–3/6/23	35,685	36,080	0.1%
2	KFW	1.500%–3.125%	6/30/20–2/28/24	496,914	501,941	1.0%
	Sovereign Bonds—Other †				2,407,010	5.0%
Total Sovereign Bonds (Cost $3,408,265)					3,454,602	7.1%
Taxable Municipal Bonds (Cost $44,621) †					45,270	0.1%

				Shares
Temporary Cash Investment
Money Market Fund
3	Vanguard Market Liquidity Fund (Cost $631,544)	2.499%		6,314,763	631,602	1.3%
Total Investments (Cost $48,154,111)					48,751,414	100.4%

					Amount
					($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard					2,455
Receivables for Investment Securities Sold					739,055
Receivables for Accrued Income					304,697
Receivables for Capital Shares Issued					40,352
Other Assets					410
Total Other Assets					1,086,969	2.2%
Liabilities
Payables for Investment Securities Purchased					(1,088,864)
Payables for Capital Shares Redeemed					(177,897)
Payables for Distributions					(4,950)
Payables to Vanguard					(9,799)
Other Liabilities					(9,851)
Total Liabilities					(1,291,361)	(2.6%)
Net Assets					48,547,022	100.0%

8

Short-Term Bond Index Fund

At June 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	48,185,450
Total Distributable Earnings (Loss)	361,572
Net Assets	48,547,022

Investor Shares—Net Assets
Applicable to 85,732,348 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	904,463
Net Asset Value Per Share—Investor Shares	$10.55

ETF Shares—Net Assets
Applicable to 278,712,541 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,445,049
Net Asset Value Per Share—ETF Shares	$80.53

Admiral Shares—Net Assets
Applicable to 1,360,272,249 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,350,659
Net Asset Value Per Share—Admiral Shares	$10.55

Institutional Shares—Net Assets
Applicable to 510,802,359 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,388,887
Net Asset Value Per Share—Institutional Shares	$10.55

Institutional Plus Shares—Net Assets
Applicable to 517,353,794 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,457,964
Net Asset Value Per Share—Institutional Plus Shares	$10.55

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1

Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $235,260,000, representing 0.5% of net assets.

2	Guaranteed by the Federal Republic of Germany.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Short-Term Bond Index Fund

Statement of Operations

Six Months Ended June 30, 2019
($000)
Investment Income
Income
Interest[1]	576,283
Total Income	576,283
Expenses
The Vanguard Group—Note B
Investment Advisory Services	851
Management and Administrative—Investor Shares	697
Management and Administrative—ETF Shares	5,479
Management and Administrative—Admiral Shares	4,167
Management and Administrative—Institutional Shares	1,089
Management and Administrative—Institutional Plus Shares	947
Marketing and Distribution—Investor Shares	55
Marketing and Distribution—ETF Shares	588
Marketing and Distribution—Admiral Shares	381
Marketing and Distribution—Institutional Shares	96
Marketing and Distribution—Institutional Plus Shares	40
Custodian Fees	107
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—ETF Shares	552
Shareholders’ Reports—Admiral Shares	63
Shareholders’ Reports—Institutional Shares	7
Shareholders’ Reports—Institutional Plus Shares	9
Trustees’ Fees and Expenses	12
Total Expenses	15,149
Expenses Paid Indirectly	(106)
Net Expenses	15,043
Net Investment Income	561,240
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(57,525)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,181,239
Net Increase (Decrease) in Net Assets Resulting from Operations	1,684,954

1

Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,267,000, $42,000, and $41,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes ($15,851,000) of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	561,240	1,025,149
Realized Net Gain (Loss)	(57,525)	(235,989)
Change in Unrealized Appreciation (Depreciation)	1,181,239	(96,672)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,684,954	692,488
Distributions
Net Investment Income
Investor Shares	(11,481)	(26,019)
ETF Shares	(224,932)	(505,667)
Admiral Shares	(159,092)	(283,644)
Institutional Shares	(59,420)	(104,309)
Institutional Plus Shares	(63,560)	(105,697)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(518,485)	(1,025,336)
Capital Share Transactions
Investor Shares	(261,634)	(389,194)
ETF Shares	(6,069,843)	4,187,635
Admiral Shares	213,654	(2,112,896)
Institutional Shares	337,078	(67,782)
Institutional Plus Shares	(74,001)	357,555
Net Increase (Decrease) from Capital Share Transactions	(5,854,746)	1,975,318
Total Increase (Decrease)	(4,688,277)	1,642,470
Net Assets
Beginning of Period	53,235,299	51,592,829
End of Period	48,547,022	53,235,299

See accompanying Notes, which are an integral part of the Financial Statements.

11

Short-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.31	$10.38	$10.43	$10.43	$10.48	$10.49
Investment Operations
Net Investment Income	.114 [1]	.198 [1]	.164 [1]	.146	.130	.116
Net Realized and Unrealized Gain (Loss) on Investments	.240	(.069)	(.050)	.002	(.040)	.005
Total from Investment Operations	.354	.129	.114	.148	.090	.121
Distributions
Dividends from Net Investment Income	(.114)	(.199)	(.164)	(.146)	(.130)	(.116)
Distributions from Realized Capital Gains	—	—	(.000)[2]	(.002)	(.010)	(.015)
Total Distributions	(.114)	(.199)	(.164)	(.148)	(.140)	(.131)
Net Asset Value, End of Period	$10.55	$10.31	$10.38	$10.43	$10.43	$10.48

Total Return[3]	3.45%	1.27%	1.10%	1.41%	0.85%	1.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$904	$1,143	$1,545	$1,865	$2,307	$2,667
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.16%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.21%	1.94%	1.57%	1.38%	1.23%	1.10%
Portfolio Turnover Rate[4]	46%	48%	50%	51%	52%	45%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Short-Term Bond Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$78.56	$79.09	$79.44	$79.49	$79.87	$79.89
Investment Operations
Net Investment Income	.903 [1]	1.580 [1]	1.314 [1]	1.172	1.039	.959
Net Realized and Unrealized Gain (Loss) on Investments	1.840	(.545)	(.362)	(.037)	(.303)	.094
Total from Investment Operations	2.743	1.035	.952	1.135	.736	1.053
Distributions
Dividends from Net Investment Income	(.773)	(1.565)	(1.300)	(1.172)	(1.039)	(.959)
Distributions from Realized Capital Gains	—	—	(.002)	(.013)	(.077)	(.114)
Total Distributions	(.773)	(1.565)	(1.302)	(1.185)	(1.116)	(1.073)
Net Asset Value, End of Period	$80.53	$78.56	$79.09	$79.44	$79.49	$79.87

Total Return	3.51%	1.34%	1.20%	1.42%	0.92%	1.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,445	$27,946	$23,902	$19,576	$17,402	$15,655
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%	0.07%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.30%	2.02%	1.65%	1.46%	1.30%	1.20%
Portfolio Turnover Rate[2]	46%	48%	50%	51%	52%	45%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Short-Term Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.31	$10.38	$10.43	$10.43	$10.48	$10.49
Investment Operations
Net Investment Income	.118 [1]	.207 [1]	.172 [1]	.154	.137	.126
Net Realized and Unrealized Gain (Loss) on Investments	.240	(.070)	(.050)	.002	(.040)	.005
Total from Investment Operations	.358	.137	.122	.156	.097	.131
Distributions
Dividends from Net Investment Income	(.118)	(.207)	(.172)	(.154)	(.137)	(.126)
Distributions from Realized Capital Gains	—	—	(.000)[2]	(.002)	(.010)	(.015)
Total Distributions	(.118)	(.207)	(.172)	(.156)	(.147)	(.141)
Net Asset Value, End of Period	$10.55	$10.31	$10.38	$10.43	$10.43	$10.48

Total Return[3]	3.49%	1.35%	1.18%	1.49%	0.92%	1.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,351	$13,812	$16,034	$15,335	$14,662	$13,212
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.02%	1.65%	1.46%	1.30%	1.20%
Portfolio Turnover Rate[4]	46%	48%	50%	51%	52%	45%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Short-Term Bond Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.31	$10.38	$10.43	$10.43	$10.48	$10.49
Investment Operations
Net Investment Income	.119 [1]	.209 [1]	.174 [1]	.156	.140	.130
Net Realized and Unrealized Gain (Loss) on Investments	.240	(.070)	(.050)	.002	(.040)	.005
Total from Investment Operations	.359	.139	.124	.158	.100	.135
Distributions
Dividends from Net Investment Income	(.119)	(.209)	(.174)	(.156)	(.140)	(.130)
Distributions from Realized Capital Gains	—	—	(.000)[2]	(.002)	(.010)	(.015)
Total Distributions	(.119)	(.209)	(.174)	(.158)	(.150)	(.145)
Net Asset Value, End of Period	$10.55	$10.31	$10.38	$10.43	$10.43	$10.48

Total Return	3.50%	1.37%	1.20%	1.51%	0.95%	1.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,389	$4,930	$5,033	$4,963	$4,506	$4,505
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.31%	2.04%	1.67%	1.48%	1.33%	1.23%
Portfolio Turnover Rate[3]	46%	48%	50%	51%	52%	45%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Short-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.31	$10.38	$10.43	$10.43	$10.48	$10.49
Investment Operations
Net Investment Income	.120 [1]	.210 [1]	.175 [1]	.158	.142	.132
Net Realized and Unrealized Gain (Loss) on Investments	.240	(.070)	(.050)	.002	(.040)	.005
Total from Investment Operations	.360	.140	.125	.160	.102	.137
Distributions
Dividends from Net Investment Income	(.120)	(.210)	(.175)	(.158)	(.142)	(.132)
Distributions from Realized Capital Gains	—	—	(.000)[2]	(.002)	(.010)	(.015)
Total Distributions	(.120)	(.210)	(.175)	(.160)	(.152)	(.147)
Net Asset Value, End of Period	$10.55	$10.31	$10.38	$10.43	$10.43	$10.48

Total Return	3.51%	1.38%	1.21%	1.52%	0.97%	1.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,458	$5,404	$5,078	$4,336	$3,502	$2,515
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.32%	2.05%	1.68%	1.49%	1.35%	1.25%
Portfolio Turnover Rate[3]	46%	48%	50%	51%	52%	45%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

17

Short-Term Bond Index Fund

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $2,455,000, representing 0.01% of the fund’s net assets and 0.98% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2019, custodian fee offset arrangements reduced the fund’s expenses by $106,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

18

Short-Term Bond Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	31,912,209	—
Corporate Bonds	—	12,707,731	—
Sovereign Bonds	—	3,454,602	—
Taxable Municipal Bonds	—	45,270	—
Temporary Cash Investments	631,602	—	—
Total	631,602	48,119,812	—

E.  As of June 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	48,154,111
Gross Unrealized Appreciation	678,847
Gross Unrealized Depreciation	(81,544)
Net Unrealized Appreciation/(Depreciation)	597,303

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $236,813,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended June 30, 2019, the fund purchased $3,110,338,000 of investment securities and sold $5,536,155,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $10,301,744,000 and $13,801,510,000, respectively. Total purchases and sales include $1,925,382,000 and $7,950,103,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2019, such purchases and sales were $4,305,512,000 and $419,918,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

19

Short-Term Bond Index Fund

G.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	40,168	3,866	273,270	26,634
Issued in Lieu of Cash Distributions	10,240	982	22,892	2,232
Redeemed[1]	(312,042)	(29,968)	(685,356)	(66,833)
Net Increase (Decrease)—Investor Shares	(261,634)	(25,120)	(389,194)	(37,967)
ETF Shares
Issued	1,954,939	24,700	6,265,283	80,100
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,024,782)	(101,700)	(2,077,648)	(26,600)
Net Increase (Decrease)—ETF Shares	(6,069,843)	(77,000)	4,187,635	53,500
Admiral Shares
Issued[1]	2,243,672	215,932	4,665,875	454,958
Issued in Lieu of Cash Distributions	136,592	13,096	242,005	23,601
Redeemed	(2,166,610)	(208,579)	(7,020,776)	(683,504)
Net Increase (Decrease)—Admiral Shares	213,654	20,449	(2,112,896)	(204,945)
Institutional Shares
Issued	958,678	92,262	2,044,462	199,380
Issued in Lieu of Cash Distributions	55,043	5,277	96,699	9,431
Redeemed	(676,643)	(64,967)	(2,208,943)	(215,519)
Net Increase (Decrease)—Institutional Shares	337,078	32,572	(67,782)	(6,708)
Institutional Plus Shares
Issued	344,679	33,192	952,723	92,907
Issued in Lieu of Cash Distributions	61,239	5,871	102,139	9,962
Redeemed	(479,919)	(45,908)	(697,307)	(67,928)
Net Increase (Decrease)—Institutional Plus Shares	(74,001)	(6,845)	357,555	34,941

1

In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include $129,278,000 from the conversion during the six months ended June 30, 2019.

H.  Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

20

Intermediate-Term Bond Index Fund

Sector Diversification

As of June 30, 2019

Finance	14.9%
Foreign	4.7
Industrial	23.5
Treasury/Agency	54.6
Utilities	2.2
Other	0.1

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

21

Intermediate-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	3.125%	11/15/28	736,308	807,178	2.4%
United States Treasury Note/Bond	2.625%	2/15/29	669,111	705,283	2.1%
United States Treasury Note/Bond	1.625%	2/15/26	708,174	697,438	2.1%
United States Treasury Note/Bond	2.250%	2/15/27	679,065	695,512	2.1%
United States Treasury Note/Bond	2.375%	5/15/27	643,742	665,166	2.0%
United States Treasury Note/Bond	1.625%	5/15/26	660,298	649,363	2.0%
United States Treasury Note/Bond	2.000%	11/15/26	615,297	619,623	1.9%
United States Treasury Note/Bond	2.875%	8/15/28	570,845	613,122	1.9%
United States Treasury Note/Bond	2.375%	5/15/29	589,328	608,664	1.8%
United States Treasury Note/Bond	2.875%	5/15/28	553,253	593,707	1.8%
United States Treasury Note/Bond	2.250%	8/15/27	575,586	589,077	1.8%
United States Treasury Note/Bond	1.500%	8/15/26	596,196	580,641	1.8%
United States Treasury Note/Bond	2.250%	11/15/27	558,965	571,888	1.7%
United States Treasury Note/Bond	2.750%	2/15/28	514,355	546,584	1.7%
United States Treasury Note/Bond	2.125%	5/15/25	534,160	542,926	1.6%
United States Treasury Note/Bond	2.000%	8/15/25	486,122	490,526	1.5%
United States Treasury Note/Bond	2.375%	8/15/24	469,858	483,291	1.5%

22

Intermediate-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	2.250%	11/15/24	459,024	469,425	1.4%
United States Treasury Note/Bond	2.000%	2/15/25	458,951	463,398	1.4%
United States Treasury Note/Bond	2.125%	11/30/24	419,030	425,969	1.3%
United States Treasury Note/Bond	2.750%	2/28/25	381,626	400,707	1.2%
United States Treasury Note/Bond	2.125%	5/31/26	378,456	384,489	1.2%
United States Treasury Note/Bond	2.875%	5/31/25	359,635	380,595	1.1%
United States Treasury Note/Bond	2.500%	2/28/26	366,000	380,413	1.1%
United States Treasury Note/Bond	2.125%	9/30/24	347,000	352,694	1.1%
United States Treasury Note/Bond	2.500%	1/31/25	331,925	344,060	1.0%
United States Treasury Note/Bond	2.375%	4/30/26	251,875	259,943	0.8%
United States Treasury Note/Bond	2.625%	12/31/25	239,685	250,845	0.8%
United States Treasury Note/Bond	2.875%	11/30/25	234,505	248,906	0.8%
United States Treasury Note/Bond	2.250%	11/15/25	239,222	244,829	0.7%
United States Treasury Note/Bond	2.250%	12/31/24	233,500	238,899	0.7%
United States Treasury Note/Bond	2.750%	8/31/25	204,830	215,584	0.7%
United States Treasury Note/Bond	2.250%	3/31/26	206,650	211,591	0.6%
United States Treasury Note/Bond	2.625%	1/31/26	201,235	210,669	0.6%
United States Treasury Note/Bond	1.875%	8/31/24	201,928	202,812	0.6%
United States Treasury Note/Bond	2.125%	7/31/24	187,650	190,729	0.6%
United States Treasury Note/Bond	3.000%	9/30/25	168,116	179,491	0.5%
United States Treasury Note/Bond	2.625%	3/31/25	162,031	169,070	0.5%
United States Treasury Note/Bond	2.000%	6/30/24	164,590	166,287	0.5%
United States Treasury Note/Bond	1.875%	6/30/26	155,695	155,695	0.5%
United States Treasury Note/Bond	3.000%	10/31/25	126,522	135,161	0.4%
United States Treasury Note/Bond	2.875%	4/30/25	126,566	133,864	0.4%
United States Treasury Note/Bond	2.875%	7/31/25	102,915	109,026	0.3%
United States Treasury Note/Bond	2.750%	6/30/25	87,750	92,302	0.3%

23

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	2.250%	10/31/24	87,120	89,107	0.3%
	United States Treasury Note/Bond	2.000%	5/31/24	66,773	67,535	0.2%
	United States Treasury Note/Bond	6.875%	8/15/25	47,479	61,203	0.2%
	United States Treasury Note/Bond	2.125%–6.000%	3/31/24–2/15/29	68,434	80,733	0.2%
					17,776,020	53.7%
Agency Bonds and Notes
1	Federal National Mortgage Assn.	2.625%	9/6/24	83,865	87,033	0.3%
	Agency Bonds and Notes—Other †				126,541	0.4%
					213,574	0.7%
Total U.S. Government and Agency Obligations (Cost $17,473,731)					17,989,594	54.4%
Corporate Bonds
Finance
	Banking
	Bank of America Corp.	3.419%	12/20/28	71,516	73,621	0.2%
2	Bank of America Corp.	3.093%–4.450%	8/26/24–2/7/30	344,723	362,843	1.1%
	Bank One Corp.	7.750%–8.000%	7/15/25–4/29/27	8,660	11,324	0.1%
2	JPMorgan Chase & Co.	2.950%–4.452%	9/10/24–5/6/30	320,239	337,271	1.0%
3	Banking—Other †				2,584,672	7.8%
	Brokerage †				196,331	0.6%
	Finance Companies †				94,970	0.3%
	Insurance †				567,343	1.7%
	Other Finance †				10,304	0.0%
	Real Estate Investment Trusts †				630,006	1.9%
					4,868,685	14.7%
Industrial
3	Basic Industry †				375,489	1.1%
3	Capital Goods †				670,214	2.0%
3	Communication †				946,941	2.9%
	Consumer Cyclical †				1,003,176	3.0%
	Consumer Noncyclical
	CVS Health Corp.	4.300%	3/25/28	73,781	77,573	0.3%
3	Consumer Noncyclical—Other †				1,995,219	6.0%
3	Energy †				1,114,995	3.4%
	Other Industrial †				33,090	0.1%
3	Technology †				1,177,744	3.5%
	Transportation †				297,271	0.9%
					7,691,712	23.2%
Utilities
3	Electric †				639,347	1.9%
	Natural Gas †				53,763	0.2%
	Other Utility †				21,143	0.1%
					714,253	2.2%
Total Corporate Bonds (Cost $12,754,166)					13,274,650	40.1%

24

Intermediate-Term Bond Index Fund

				Market	Percentage
				Value•	of Net
		Coupon		($000)	Assets
Sovereign Bonds (Cost $1,428,916) †				1,469,774	4.5%
Taxable Municipal Bonds (Cost $70,662) †				73,060	0.2%

			Shares
Temporary Cash Investment
Money Market Fund
4	Vanguard Market Liquidity Fund (Cost $175,965)	2.499%	1,759,493	175,984	0.5%
Total Investments (Cost $31,903,440)				32,983,062	99.7%

				Amount
				($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard				1,622
Receivables for Investment Securities Sold				430,250
Receivables for Accrued Income				238,465
Receivables for Capital Shares Issued				17,904
Other Assets				11,386
Total Other Assets				699,627	2.1%
Liabilities
Payables for Investment Securities Purchased				(554,058)
Payables for Capital Shares Redeemed				(20,006)
Payables for Distributions				(7,461)
Payables to Vanguard				(7,369)
Total Liabilities				(588,894)	(1.8%	)
Net Assets				33,093,795	100.0%

At June 30, 2019, net assets consisted of:
					Amount
					($000)
Paid-in Capital					32,320,394
Total Distributable Earnings (Loss)					773,401
Net Assets					33,093,795

25

Intermediate-Term Bond Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 77,434,303 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	906,175
Net Asset Value Per Share—Investor Shares	$11.70

ETF Shares—Net Assets
Applicable to 143,054,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,366,543
Net Asset Value Per Share—ETF Shares	$86.45

Admiral Shares—Net Assets
Applicable to 1,247,533,337 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,599,271
Net Asset Value Per Share—Admiral Shares	$11.70

Institutional Shares—Net Assets
Applicable to 271,310,054 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,175,007
Net Asset Value Per Share—Institutional Shares	$11.70

Institutional Plus Shares—Net Assets
Applicable to 174,902,676 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,046,799
Net Asset Value Per Share—Institutional Plus Shares	$11.70

•    See Note A in Notes to Financial Statements.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

2   The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3   Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $363,817,000, representing 1.1% of net assets.

4   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Intermediate-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Interest[1]	459,028
Total Income	459,028
Expenses
The Vanguard Group—Note B
Investment Advisory Services	546
Management and Administrative—Investor Shares	569
Management and Administrative—ETF Shares	2,734
Management and Administrative—Admiral Shares	4,028
Management and Administrative—Institutional Shares	639
Management and Administrative—Institutional Plus Shares	321
Marketing and Distribution—Investor Shares	50
Marketing and Distribution—ETF Shares	234
Marketing and Distribution—Admiral Shares	368
Marketing and Distribution—Institutional Shares	47
Marketing and Distribution—Institutional Plus Shares	11
Custodian Fees	26
Shareholders’ Reports—Investor Shares	103
Shareholders’ Reports—ETF Shares	309
Shareholders’ Reports—Admiral Shares	57
Shareholders’ Reports—Institutional Shares	5
Shareholders’ Reports—Institutional Plus Shares	15
Trustees’ Fees and Expenses	8
Total Expenses	10,070
Expenses Paid Indirectly	(19)
Net Expenses	10,051
Net Investment Income	448,977
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	8,596
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,865,098
Net Increase (Decrease) in Net Assets Resulting from Operations	2,322,671

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,788,000, $33,000, and $9,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $701,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	448,977	941,350
Realized Net Gain (Loss)	8,596	(400,478)
Change in Unrealized Appreciation (Depreciation)	1,865,098	(654,571)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,322,671	(113,699)
Distributions
Net Investment Income
Investor Shares	(13,912)	(32,457)
ETF Shares	(141,265)	(396,012)
Admiral Shares	(194,178)	(370,520)
Institutional Shares	(43,422)	(88,192)
Institutional Plus Shares	(27,903)	(52,353)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(420,680)	(939,534)
Capital Share Transactions
Investor Shares	(189,041)	(229,614)
ETF Shares	(1,133,888)	(2,083,410)
Admiral Shares	949,953	(249,301)
Institutional Shares	42,878	(80,194)
Institutional Plus Shares	178,194	161,340
Net Increase (Decrease) from Capital Share Transactions	(151,904)	(2,481,179)
Total Increase (Decrease)	1,750,087	(3,534,412)
Net Assets
Beginning of Period	31,343,708	34,878,120
End of Period	33,093,795	31,343,708

See accompanying Notes, which are an integral part of the Financial Statements.

28

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.02	$11.36	$11.24	$11.26	$11.46	$11.09
Investment Operations
Net Investment Income	.158[1]	.306	1.289	1.289	.302	.316
Net Realized and Unrealized Gain (Loss) on Investments	.680	(.340)	.132	.025	(.162)	.437
Total from Investment Operations	.838	(.034)	.421	.314	.140	.753
Distributions
Dividends from Net Investment Income	(.158)	(.306)	(.290)	(.289)	(.302)	(.316)
Distributions from Realized Capital Gains	—	—	(.011)	(.045)	(.038)	(.067)
Total Distributions	(.158)	(.306)	(.301)	(.334)	(.340)	(.383)
Net Asset Value, End of Period	$11.70	$11.02	$11.36	$11.24	$11.26	$11.46

Total Return[2]	7.65%	-0.25%	3.76%	2.75%	1.21%	6.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$906	$1,037	$1,307	$1,472	$1,397	$1,551
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.16%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.81%	2.79%	2.54%	2.48%	2.62%	2.76%
Portfolio Turnover Rate[3]	53%	53%	55%	57%	51%	60%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Intermediate-Term Bond Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$81.27	$83.73	$82.86	$82.95	$84.41	$81.65
Investment Operations
Net Investment Income	1.198 [1]	2.320 [1]	2.199 [1]	2.163	2.227	2.403
Net Realized and Unrealized Gain (Loss) on Investments	4.996	(2.442)	.925	.244	(1.177)	3.254
Total from Investment Operations	6.194	(.122)	3.124	2.407	1.050	5.657
Distributions
Dividends from Net Investment Income	(1.014)	(2.338)	(2.174)	(2.163)	(2.227)	(2.403)
Distributions from Realized Capital Gains	—	—	(.080)	(.334)	(.283)	(.494)
Total Distributions	(1.014)	(2.338)	(2.254)	(2.497)	(2.510)	(2.897)
Net Asset Value, End of Period	$86.45	$81.27	$83.73	$82.86	$82.95	$84.41

Total Return	7.68%	-0.09%	3.80%	2.86%	1.23%	7.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,367	$12,772	$15,328	$11,241	$7,569	$4,858
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%	0.07%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.90%	2.87%	2.62%	2.56%	2.69%	2.86%
Portfolio Turnover Rate[2]	53%	53%	55%	57%	51%	60%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Intermediate-Term Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.02	$11.36	$11.24	$11.26	$11.46	$11.09
Investment Operations
Net Investment Income	.162 [1]	.315 [1]	.298 [1]	.299	.309	.327
Net Realized and Unrealized Gain (Loss) on Investments	.680	(.341)	.132	.025	(.162)	.437
Total from Investment Operations	.842	(.026)	.430	.324	.147	.764
Distributions
Dividends from Net Investment Income	(.162)	(.314)	(.299)	(.299)	(.309)	(.327)
Distributions from Realized Capital Gains	—	—	(.011)	(.045)	(.038)	(.067)
Total Distributions	(.162)	(.314)	(.310)	(.344)	(.347)	(.394)
Net Asset Value, End of Period	$11.70	$11.02	$11.36	$11.24	$11.26	$11.46

Total Return[2]	7.69%	-0.17%	3.85%	2.83%	1.27%	6.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,599	$12,830	$13,477	$11,954	$10,061	$8,922
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.89%	2.87%	2.62%	2.56%	2.69%	2.86%
Portfolio Turnover Rate[3]	53%	53%	55%	57%	51%	60%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.02	$11.36	$11.24	$11.26	$11.46	$11.09
Investment Operations
Net Investment Income	.163 [1]	.317 [1]	.301 [1]	.301	.313	.331
Net Realized and Unrealized Gain (Loss) on Investments	.680	(.340)	.131	.025	(.162)	.437
Total from Investment Operations	.843	(.023)	.432	.326	.151	.768
Distributions
Dividends from Net Investment Income	(.163)	(.317)	(.301)	(.301)	(.313)	(.331)
Distributions from Realized Capital Gains	—	—	(.011)	(.045)	(.038)	(.067)
Total Distributions	(.163)	(.317)	(.312)	(.346)	(.351)	(.398)
Net Asset Value, End of Period	$11.70	$11.02	$11.36	$11.24	$11.26	$11.46

Total Return	7.70%	-0.15%	3.87%	2.85%	1.31%	6.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,175	$2,952	$3,127	$2,626	$2,399	$1,610
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.91%	2.89%	2.64%	2.58%	2.72%	2.89%
Portfolio Turnover Rate[2]	53%	53%	55%	57%	51%	60%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.02	$11.36	$11.24	$11.26	$11.46	$11.09
Investment Operations
Net Investment Income	.164 [1]	.319 [1]	.302 [1]	.302	.315	.333
Net Realized and Unrealized Gain (Loss) on Investments	.680	(.341)	.131	.025	(.162)	.437
Total from Investment Operations	.844	(.022)	.433	.327	.153	.770
Distributions
Dividends from Net Investment Income	(.164)	(.318)	(.302)	(.302)	(.315)	(.333)
Distributions from Realized Capital Gains	—	—	(.011)	(.045)	(.038)	(.067)
Total Distributions	(.164)	(.318)	(.313)	(.347)	(.353)	(.400)
Net Asset Value, End of Period	$11.70	$11.02	$11.36	$11.24	$11.26	$11.46

Total Return	7.71%	-0.14%	3.88%	2.86%	1.33%	7.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,047	$1,752	$1,640	$1,478	$1,057	$293
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.92%	2.90%	2.65%	2.59%	2.74%	2.91%
Portfolio Turnover Rate[2]	53%	53%	55%	57%	51%	60%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

34

Intermediate-Term Bond Index Fund

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $1,622,000, representing 0.00% of the fund’s net assets and 0.65% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2019, custodian fee offset arrangements reduced the fund’s expenses by $19,000 (an annual rate of 0.00% of average net assets).

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

35

Intermediate-Term Bond Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	17,989,594	—
Corporate Bonds	—	13,274,650	—
Sovereign Bonds	—	1,469,774	—
Taxable Municipal Bonds	—	73,060	—
Temporary Cash Investments	175,984	—	—
Total	175,984	32,807,078	—

E.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	31,903,440
Gross Unrealized Appreciation	1,143,220
Gross Unrealized Depreciation	(63,598)
Net Unrealized Appreciation (Depreciation)	1,079,622

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $342,435,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended June 30, 2019, the fund purchased $2,947,261,000 of investment securities and sold $3,442,603,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,326,033,000 and $6,946,465,000, respectively. Total purchases and sales include $1,021,043,000 and $2,137,951,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2019, such purchases and sales were $390,097,000 and $4,941,487,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

36

Intermediate-Term Bond Index Fund

G.          Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	57,373	5,090	202,296	18,386
Issued in Lieu of Cash Distributions	12,462	1,097	29,983	2,734
Redeemed[1]	(258,876)	(22,845)	(461,893)	(42,119)
Net Increase (Decrease)—Investor Shares	(189,041)	(16,658)	(229,614)	(20,999)
ETF Shares
Issued	1,034,476	12,400	958,318	11,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,168,364)	(26,500)	(3,041,728)	(37,700)
Net Increase (Decrease)—ETF Shares	(1,133,888)	(14,100)	(2,083,410)	(25,900)
Admiral Shares
Issued[1]	2,220,107	196,613	3,278,156	298,204
Issued in Lieu of Cash Distributions	166,832	14,665	319,890	29,173
Redeemed	(1,436,986)	(127,505)	(3,847,347)	(350,354)
Net Increase (Decrease)—Admiral Shares	949,953	83,773	(249,301)	(22,977)
Institutional Shares
Issued	400,982	35,519	749,107	68,102
Issued in Lieu of Cash Distributions	39,155	3,443	79,163	7,220
Redeemed	(397,259)	(35,403)	(908,464)	(82,937)
Net Increase (Decrease)—Institutional Shares	42,878	3,559	(80,194)	(7,615)
Institutional Plus Shares
Issued	229,590	20,536	332,293	30,102
Issued in Lieu of Cash Distributions	14,707	1,292	26,945	2,458
Redeemed	(66,103)	(5,855)	(197,898)	(18,003)
Net Increase (Decrease)—Institutional Plus Shares	178,194	15,973	161,340	14,557

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include $150,478,000 from the conversion during the six months ended June 30, 2019.

H.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

37

Long-Term Bond Index Fund

Sector Diversification

As of June 30, 2019

Finance	8.4%
Foreign	4.3
Industrial	35.2
Treasury/Agency	42.8
Utilities	5.9
Other	3.4

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

38

Long-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	3.000%	8/15/48	233,935	256,121	2.1%
United States Treasury Note/Bond	3.625%	2/15/44	166,249	200,694	1.6%
United States Treasury Note/Bond	3.000%	2/15/49	167,012	183,165	1.5%
United States Treasury Note/Bond	3.375%	5/15/44	141,202	163,927	1.3%
United States Treasury Note/Bond	3.000%	5/15/45	145,575	159,018	1.3%
United States Treasury Note/Bond	2.875%	5/15/49	148,345	158,869	1.3%
United States Treasury Note/Bond	3.375%	11/15/48	134,916	158,568	1.3%
United States Treasury Note/Bond	2.875%	11/15/46	139,764	149,395	1.2%
United States Treasury Note/Bond	2.875%	5/15/43	137,875	147,311	1.2%
United States Treasury Note/Bond	2.750%	8/15/47	140,996	146,922	1.2%
United States Treasury Note/Bond	3.125%	8/15/44	131,803	146,898	1.2%
United States Treasury Note/Bond	3.000%	2/15/47	132,644	145,266	1.2%
United States Treasury Note/Bond	2.875%	8/15/45	132,712	141,691	1.1%
United States Treasury Note/Bond	3.000%	2/15/48	125,720	137,506	1.1%
United States Treasury Note/Bond	3.625%	8/15/43	113,015	136,289	1.1%
United States Treasury Note/Bond	2.500%	5/15/46	136,406	135,468	1.1%
United States Treasury Note/Bond	2.750%	11/15/47	128,346	133,761	1.1%

39

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	2.250%	8/15/46	139,424	131,538	1.1%
United States Treasury Note/Bond	3.125%	5/15/48	115,861	129,819	1.0%
United States Treasury Note/Bond	3.750%	11/15/43	102,165	125,679	1.0%
United States Treasury Note/Bond	2.500%	2/15/46	124,132	123,318	1.0%
United States Treasury Note/Bond	2.500%	2/15/45	116,932	116,366	0.9%
United States Treasury Note/Bond	3.000%	5/15/47	104,486	114,314	0.9%
United States Treasury Note/Bond	3.125%	2/15/43	99,215	110,547	0.9%
United States Treasury Note/Bond	3.000%	11/15/44	98,976	108,023	0.9%
United States Treasury Note/Bond	2.750%	11/15/42	100,203	104,932	0.8%
United States Treasury Note/Bond	3.000%	11/15/45	95,650	104,557	0.8%
United States Treasury Note/Bond	4.625%	2/15/40	72,261	99,133	0.8%
United States Treasury Note/Bond	4.750%	2/15/41	59,480	83,160	0.7%
United States Treasury Note/Bond	2.750%	8/15/42	77,833	81,578	0.7%
United States Treasury Note/Bond	4.375%	5/15/40	56,098	74,645	0.6%
United States Treasury Note/Bond	3.750%	8/15/41	60,470	74,180	0.6%
United States Treasury Note/Bond	3.125%	2/15/42	66,302	74,072	0.6%
United States Treasury Note/Bond	4.250%	11/15/40	52,200	68,439	0.5%
United States Treasury Note/Bond	4.375%	5/15/41	47,545	63,428	0.5%
United States Treasury Note/Bond	4.500%	2/15/36	48,060	63,364	0.5%
United States Treasury Note/Bond	3.875%	8/15/40	48,265	60,233	0.5%
United States Treasury Note/Bond	3.000%	5/15/42	55,000	60,156	0.5%
United States Treasury Note/Bond	3.125%	11/15/41	52,577	58,787	0.5%
United States Treasury Note/Bond	4.375%	11/15/39	43,505	57,800	0.5%
United States Treasury Note/Bond	4.500%	8/15/39	39,981	53,962	0.4%
United States Treasury Note/Bond	5.375%	2/15/31	38,405	51,535	0.4%
United States Treasury Note/Bond	3.500%	2/15/39	38,717	45,953	0.4%
United States Treasury Note/Bond	4.250%	5/15/39	31,962	41,780	0.3%

40

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	4.500%	5/15/38	26,360	35,380	0.3%
	United States Treasury Note/Bond	6.250%	5/15/30	24,135	34,023	0.3%
	United States Treasury Note/Bond	2.375%–6.125%	5/15/29–2/15/38	37,900	44,522	0.4%
					5,096,092	41.2%
Agency Bonds and Notes
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	19,552	28,027	0.2%
	Agency Bonds and Notes—Other †				138,170	1.1%
					166,197	1.3%
Total U.S. Government and Agency Obligations (Cost $4,809,333)					5,262,289	42.5%
Corporate Bonds
Finance
	Banking †				535,644	4.3%
	Brokerage †				25,691	0.2%
	Finance Companies
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	37,271	36,755	0.3%
	Finance Companies—Other †				1,185	0.0%
	Insurance
	Berkshire Hathaway Finance Corp.	4.200%–5.750%	1/15/40–1/15/49	21,512	24,541	0.2%
	Berkshire Hathaway Inc.	4.500%	2/11/43	3,975	4,576	0.1%
	Insurance—Other †				338,186	2.7%
	Real Estate Investment Trusts †				55,517	0.4%
					1,022,095	8.2%
Industrial
	Basic Industry
	Lubrizol Corp.	6.500%	10/1/34	675	931	0.0%
2	Basic Industry—Other †				259,200	2.1%
	Capital Goods
	Precision Castparts Corp.	3.900%–4.375%	1/15/43–6/15/45	4,555	4,998	0.0%
	Capital Goods—Other †				307,390	2.5%
	Communication
	AT&T Corp.	8.750%	11/15/31	1,842	2,555	0.0%
	AT&T Inc.	4.300%–6.375%	2/15/30–8/15/58	166,013	179,612	1.4%
	Comcast Corp.	3.200%–7.050%	10/15/30–10/15/58	116,216	132,186	1.1%
	NBCUniversal Media LLC	4.450%–6.400%	4/30/40–1/15/43	9,738	12,052	0.1%
	New Cingular Wireless Services Inc.	8.750%	3/1/31	1,130	1,599	0.0%
2	Verizon Communications Inc.	3.850%–6.550%	12/3/29–3/15/55	138,482	157,209	1.3%
2	Communication—Other †				395,383	3.2%
	Consumer Cyclical †				376,789	3.0%

41

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Consumer Noncyclical
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	41,694	46,312	0.4%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	21,864	23,859	0.2%
	Anheuser-Busch InBev Finance Inc.	4.000%–4.900%	1/17/43–2/1/46	7,696	7,983	0.1%
	Anheuser-Busch InBev Worldwide Inc.	3.750%–8.200%	1/23/31–1/23/59	60,046	69,785	0.6%
	CVS Health Corp.	5.050%	3/25/48	24,975	26,434	0.2%
2	Consumer Noncyclical—Other †				984,460	7.9%
	Energy †				656,473	5.3%
	Other Industrial †				37,078	0.3%
2	Technology †				441,170	3.6%
	Transportation
	Burlington Northern Santa Fe LLC	3.900%–6.200%	8/15/36–12/15/48	41,676	48,970	0.4%
	Transportation—Other †				172,794	1.4%
					4,345,222	35.1%
Utilities
	Electric
	Berkshire Hathaway Energy Co.	3.800%–6.125%	4/1/36–1/15/49	17,901	21,879	0.2%
	MidAmerican Energy Co.	3.650%–6.750%	12/30/31–7/15/49	13,378	15,213	0.1%
	Nevada Power Co.	6.650%–6.750%	4/1/36–7/1/37	2,245	3,054	0.0%
	PacifiCorp	4.100%–7.700%	11/15/31–2/15/50	17,614	21,802	0.2%
2	Electric—Other †				589,012	4.8%
	Natural Gas †				59,541	0.5%
	Other Utility †				17,825	0.1%
					728,326	5.9%
Total Corporate Bonds (Cost $5,564,892)					6,095,643	49.2%
Sovereign Bonds
	Petroleos Mexicanos	5.500%–6.750%	6/15/35–2/12/48	73,656	64,141	0.5%
	United Mexican States	4.350%–8.300%	8/15/31–10/12/10	80,817	89,443	0.7%
	Sovereign Bonds—Other †				333,827	2.7%
Total Sovereign Bonds (Cost $455,427)					487,411	3.9%
Taxable Municipal Bonds (Cost $343,923) †					416,685	3.4%

				Shares
Temporary Cash Investment
Money Market Fund
3	Vanguard Market Liquidity Fund (Cost $23,066)	2.499%		230,642	23,069	0.2%
Total Investments (Cost $11,196,641)					12,285,097	99.2%

42

Long-Term Bond Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	609
Receivables for Investment Securities Sold	133,795
Receivables for Accrued Income	120,443
Receivables for Capital Shares Issued	9,228
Other Assets	279
Total Other Assets	264,354	2.1%
Liabilities
Payables for Investment Securities Purchased	(149,972)
Payables for Capital Shares Redeemed	(12,465)
Payables for Distributions	(2,319)
Payables to Vanguard	(2,809)
Variation Margin Payable—Futures Contracts	—
Total Liabilities	(167,565)	(1.3%	)
Net Assets	12,381,886	100.0%

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	11,357,158
Total Distributable Earnings (Loss)	1,024,728
Net Assets	12,381,886

Investor Shares—Net Assets
Applicable to 54,548,329 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	800,554
Net Asset Value Per Share—Investor Shares	$14.68

ETF Shares—Net Assets
Applicable to 35,600,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,449,374
Net Asset Value Per Share—ETF Shares	$96.89

Admiral Shares—Net Assets
Applicable to 158,964,178 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,332,988
Net Asset Value Per Share—Admiral Shares	$14.68

Institutional Shares—Net Assets
Applicable to 197,159,482 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,893,560
Net Asset Value Per Share—Institutional Shares	$14.68

43

Long-Term Bond Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 197,968,077 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,905,410
Net Asset Value Per Share—Institutional Plus Shares	$14.68

•    See Note A in Notes to Financial Statements.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

2   Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $159,109,000, representing 1.3% of net assets.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
30-Year U.S. Treasury Bond	September 2019	5		778	—

See accompanying Notes, which are an integral part of the Financial Statements.

44

Long-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Interest[1]	221,389
Total Income	221,389
Expenses
The Vanguard Group—Note B
Investment Advisory Services	200
Management and Administrative—Investor Shares	1,450
Management and Administrative—ETF Shares	626
Management and Administrative—Admiral Shares	238
Management and Administrative—Institutional Shares	586
Management and Administrative—Institutional Plus Shares	469
Marketing and Distribution—Investor Shares	106
Marketing and Distribution—ETF Shares	82
Marketing and Distribution—Admiral Shares	12
Marketing and Distribution—Institutional Shares	44
Marketing and Distribution—Institutional Plus Shares	20
Custodian Fees	42
Shareholders’ Reports—Investor Shares	20
Shareholders’ Reports—ETF Shares	113
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	13
Trustees’ Fees and Expenses	3
Total Expenses	4,025
Expenses Paid Indirectly	(41)
Net Expenses	3,984
Net Investment Income	217,405
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	43,726
Futures Contracts	115
Realized Net Gain (Loss)	43,841
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,166,435
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	1,166,435
Net Increase (Decrease) in Net Assets Resulting from Operations	1,427,681

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $361,000, $7,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $48,220,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	217,405	413,914
Realized Net Gain (Loss)	43,841	(52,106)
Change in Unrealized Appreciation (Depreciation)	1,166,435	(873,202)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,427,681	(511,394)
Distributions
Net Investment Income
Investor Shares	(40,793)	(109,539)
ETF Shares	(46,757)	(87,045)
Admiral Shares	(14,050)	—
Institutional Shares	(52,298)	(96,586)
Institutional Plus Shares	(53,167)	(120,421)
Realized Capital Gain[1]
Investor Shares	—	(4,585)
ETF Shares	—	(3,499)
Admiral Shares	—	—
Institutional Shares	—	(3,680)
Institutional Plus Shares	—	(4,795)
Total Distributions	(207,065)	(430,150)
Capital Share Transactions
Investor Shares	(2,187,172)	19,426
ETF Shares	409,602	519,724
Admiral Shares	2,202,998	—
Institutional Shares	(101,417)	363,304
Institutional Plus Shares	(357,047)	(72,357)
Net Increase (Decrease) from Capital Share Transactions	(33,036)	830,097
Total Increase (Decrease)	1,187,580	(111,447)
Net Assets
Beginning of Period	11,194,306	11,305,753
End of Period	12,381,886	11,194,306

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Long-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended June 30,			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.23	$14.42	$13.51	$13.20	$14.26	$12.41
Investment Operations
Net Investment Income	.256 [1]	.515 [1]	.519 [1]	.529	.546	.556
Net Realized and Unrealized Gain (Loss) on Investments	1.449	(1.168)	.910	.333	(1.025)	1.853
Total from Investment Operations	1.705	(.653)	1.429	.862	(.479)	2.409
Distributions
Dividends from Net Investment Income	(.255)	(.515)	(.519)	(.529)	(.546)	(.556)
Distributions from Realized Capital Gains	—	(.022)	—	(.023)	(.035)	(.003)
Total Distributions	(.255)	(.537)	(.519)	(.552)	(.581)	(.559)
Net Asset Value, End of Period	$14.68	$13.23	$14.42	$13.51	$13.20	$14.26

Total Return[2]	13.01%	-4.51%	10.76%	6.41%	-3.47%	19.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$801	$2,808	$3,047	$2,595	$2,415	$2,594
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.16%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.68%	3.85%	3.71%	3.72%	3.95%	4.10%
Portfolio Turnover Rate[3]	38%	38%	41%	45%	42%	39%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Long-Term Bond Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended June 30,			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$87.08	$94.91	$88.86	$86.80	$93.73	$81.45
Investment Operations
Net Investment Income	1.723 [1]	3.461 [1]	3.487 [1]	3.558	3.565	3.639
Net Realized and Unrealized Gain (Loss) on Investments	9.522	(7.728)	6.019	2.212	(6.700)	12.300
Total from Investment Operations	11.245	(4.267)	9.506	5.770	(3.135)	15.939
Distributions
Dividends from Net Investment Income	(1.435)	(3.420)	(3.456)	(3.558)	(3.565)	(3.639)
Distributions from Realized Capital Gains	—	(.143)	—	(.152)	(.230)	(.020)
Total Distributions	(1.435)	(3.563)	(3.456)	(3.710)	(3.795)	(3.659)
Net Asset Value, End of Period	$96.89	$87.08	$94.91	$88.86	$86.80	$93.73

Total Return	13.04%	-4.46%	10.89%	6.53%	-3.45%	19.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,449	$2,708	$2,392	$1,671	$1,693	$1,068
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%	0.07%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.77%	3.93%	3.79%	3.80%	4.02%	4.20%
Portfolio Turnover Rate[2]	38%	38%	41%	45%	42%	39%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Long-Term Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout the Period	February 7, 2019[1] to June 30, 2019
Net Asset Value, Beginning of Period	$13.48
Investment Operations
Net Investment Income[2]	.206
Net Realized and Unrealized Gain (Loss) on Investments	1.201
Total from Investment Operations	1.407
Distributions
Dividends from Net Investment Income	(.207)
Distributions from Realized Capital Gains	—
Total Distributions	(.207)
Net Asset Value, End of Period	$14.68

Total Return[3]	10.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,333
Ratio of Total Expenses to Average Net Assets	0.07%
Ratio of Net Investment Income to Average Net Assets	3.76%
Portfolio Turnover Rate[4]	38%[5]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5   Reflects the fund’s annualized portfolio turnover for the six months ended June 30, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Long-Term Bond Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.23	$14.42	$13.51	$13.20	$14.26	$12.41
Investment Operations
Net Investment Income	.262 [1]	.529 [1]	.533 [1]	.544	.560	.573
Net Realized and Unrealized Gain (Loss) on Investments	1.450	(1.169)	.910	.333	(1.025)	1.853
Total from Investment Operations	1.712	(.640)	1.443	.877	(.465)	2.426
Distributions
Dividends from Net Investment Income	(.262)	(.528)	(.533)	(.544)	(.560)	(.573)
Distributions from Realized Capital Gains	—	(.022)	—	(.023)	(.035)	(.003)
Total Distributions	(.262)	(.550)	(.533)	(.567)	(.595)	(.576)
Net Asset Value, End of Period	$14.68	$13.23	$14.42	$13.51	$13.20	$14.26

Total Return	13.07%	-4.41%	10.87%	6.51%	-3.37%	19.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,894	$2,706	$2,552	$2,216	$2,174	$2,283
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.78%	3.95%	3.81%	3.82%	4.05%	4.23%
Portfolio Turnover Rate[2]	38%	38%	41%	45%	42%	39%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Long-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.23	$14.42	$13.51	$13.20	$14.26	$12.41
Investment Operations
Net Investment Income	.263 [1]	.530 [1]	.535 [1]	.545	.563	.576
Net Realized and Unrealized Gain (Loss) on Investments	1.450	(1.168)	.910	.333	(1.025)	1.853
Total from Investment Operations	1.713	(.638)	1.445	.878	(.462)	2.429
Distributions
Dividends from Net Investment Income	(.263)	(.530)	(.535)	(.545)	(.563)	(.576)
Distributions from Realized Capital Gains	—	(.022)	—	(.023)	(.035)	(.003)
Total Distributions	(.263)	(.552)	(.535)	(.568)	(.598)	(.579)
Net Asset Value, End of Period	$14.68	$13.23	$14.42	$13.51	$13.20	$14.26

Total Return	13.07%	-4.40%	10.88%	6.52%	-3.35%	19.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,905	$2,972	$3,315	$2,745	$2,533	$2,571
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.79%	3.96%	3.82%	3.83%	4.07%	4.25%
Portfolio Turnover Rate[2]	38%	38%	41%	45%	42%	39%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares were issued on February 7, 2019.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

52

Long-Term Bond Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

53

Long-Term Bond Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $609,000, representing 0.00% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2019, custodian fee offset arrangements reduced the fund’s expenses by $41,000 (an annual rate of 0.00% of average net assets).

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	5,262,289	—
Corporate Bonds	—	6,095,643	—
Sovereign Bonds	—	487,411	—
Taxable Municipal Bonds	—	416,685	—
Temporary Cash Investments	23,069	—	—
Futures Contracts—Liabilities[1]	—	—	—
Total	23,069	12,262,028	—

1 Represents variation margin on the last day of the reporting period.

54

Long-Term Bond Index Fund

E.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	11,196,641
Gross Unrealized Appreciation	1,126,899
Gross Unrealized Depreciation	(38,443)
Net Unrealized Appreciation (Depreciation)	1,088,456

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $69,431,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended June 30, 2019, the fund purchased $1,371,332,000 of investment securities and sold $1,409,206,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,866,374,000 and $1,864,023,000, respectively. Total purchases and sales include $1,094,060,000 and $693,099,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2019, such purchases and sales were $35,684,000 and $702,655,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

55

Long-Term Bond Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	163,457	12,112	742,223	55,023
Issued in Lieu of Cash Distributions	33,281	2,423	99,446	7,429
Redeemed[1]	(2,383,910)	(172,257)	(822,243)	(61,386)
Net Increase (Decrease)—Investor Shares	(2,187,172)	(157,722)	19,426	1,066
ETF Shares
Issued	1,113,614	12,300	911,731	10,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(704,012)	(7,800)	(392,007)	(4,400)
Net Increase (Decrease)—ETF Shares	409,602	4,500	519,724	5,900
Admiral Shares[2]
Issued[1]	2,265,623	163,483	—	—
Issued in Lieu of Cash Distributions	11,857	824	—	—
Redeemed	(74,482)	(5,343)	—	—
Net Increase (Decrease)—Admiral Shares	2,202,998	158,964	—	—
Institutional Shares
Issued	362,990	26,555	969,450	72,772
Issued in Lieu of Cash Distributions	50,819	3,651	98,456	7,364
Redeemed	(515,226)	(37,605)	(704,602)	(52,513)
Net Increase (Decrease)—Institutional Shares	(101,417)	(7,399)	363,304	27,623
Institutional Plus Shares
Issued	82,336	5,979	707,878	52,671
Issued in Lieu of Cash Distributions	45,404	3,262	112,936	8,438
Redeemed	(484,787)	(35,975)	(893,171)	(66,255)
Net Increase (Decrease)—Institutional Plus Shares	(357,047)	(26,734)	(72,357)	(5,146)

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include $2,069,033,000 from the conversion during the six months ended June 30, 2019.

2   Inception was February 7, 2019, for Admiral Shares.

H.   Effective July 10, 2019, the fund charges a 0.50% fee on all purchases of its Investor, Admiral, Institutional, and Institutional Plus Shares, including shares purchased by exchange from another Vanguard fund. Purchases that result from reinvested dividend or capital gains distributions will not be subject to the purchase fee.

Management has determined that no other events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

56

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

57

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

58

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q3142 082019

Semiannual Report | June 30, 2019 Vanguard Total Bond Market Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2019

Total Bond Market Index Fund	Beginning Account Value 12/31/2018	Ending Account Value 6/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,060.57	$0.77
ETF Shares	1,000.00	1,061.07	0.18
AdmiralTM Shares	1,000.00	1,061.09	0.26
Institutional Shares	1,000.00	1,061.17	0.18
Institutional Plus Shares	1,000.00	1,061.19	0.15
Institutional Select Shares	1,000.00	1,061.30	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.62	0.18
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.62	0.18
Institutional Plus Shares	1,000.00	1,024.65	0.15
Institutional Select Shares	1,000.00	1,024.74	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.035% for ETF Shares, 0.05% for Admiral Shares, 0.035% for Institutional Shares, 0.03% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Total Bond Market Index Fund

Sector Diversification

As of June 30, 2019

Asset-Backed	0.5%
Commercial Mortgage-Backed	2.1
Finance	8.6
Foreign	4.2
Government Mortgage-Backed	21.7
Industrial	16.3
Treasury/Agency	43.9
Utilities	1.9
Other	0.8

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage- backed securities sectors may include issues from government- sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

Total Bond Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	2.875%	8/15/28	940,238	1,009,872	0.4%
United States Treasury Note/Bond	2.125%	5/15/25	975,222	991,225	0.4%
United States Treasury Note/Bond	2.125%	3/31/24	962,029	977,662	0.4%
United States Treasury Note/Bond	1.750%	2/28/22	964,382	964,681	0.4%
United States Treasury Note/Bond	3.125%	11/15/28	851,220	933,150	0.4%
United States Treasury Note/Bond	2.375%	3/15/22	878,400	893,772	0.4%
United States Treasury Note/Bond	2.625%	11/15/20	853,684	862,357	0.4%
United States Treasury Note/Bond	2.500%	1/31/24	828,645	855,576	0.4%
United States Treasury Note/Bond	2.375%	5/15/29	822,604	849,594	0.4%
United States Treasury Note/Bond	3.000%	2/15/49	762,001	835,702	0.4%
United States Treasury Note/Bond	2.250%	11/15/27	813,084	831,882	0.4%
United States Treasury Note/Bond	2.125%	12/31/22	807,125	817,844	0.3%
United States Treasury Note/Bond	2.875%	5/15/28	755,131	810,347	0.3%
United States Treasury Note/Bond	2.250%	11/15/25	790,602	809,134	0.3%
United States Treasury Note/Bond	2.250%	4/15/22	783,400	794,172	0.3%
United States Treasury Note/Bond	2.875%	11/15/21	771,193	791,313	0.3%
United States Treasury Note/Bond	2.500%	5/15/46	776,992	771,646	0.3%
United States Treasury Note/Bond	2.250%	2/15/27	748,740	766,874	0.3%
United States Treasury Note/Bond	1.750%	5/15/23	763,728	763,850	0.3%
United States Treasury Note/Bond	1.625%	2/15/26	771,005	759,317	0.3%
United States Treasury Note/Bond	2.000%	5/31/24	750,004	758,561	0.3%
United States Treasury Note/Bond	2.750%	8/15/21	741,294	756,468	0.3%
United States Treasury Note/Bond	1.625%	5/15/26	740,050	727,794	0.3%
United States Treasury Note/Bond	3.000%	2/15/48	649,241	710,107	0.3%
United States Treasury Note/Bond	2.875%	11/15/46	656,620	701,868	0.3%
United States Treasury Note/Bond	2.750%	2/15/28	657,601	698,806	0.3%
United States Treasury Note/Bond	2.000%	11/30/22	690,725	696,769	0.3%
United States Treasury Note/Bond	2.625%	2/15/29	652,451	687,722	0.3%
United States Treasury Note/Bond	1.250%	3/31/21	694,298	687,681	0.3%
United States Treasury Note/Bond	2.250%	4/30/24	666,576	681,367	0.3%
United States Treasury Note/Bond	2.500%	5/15/24	657,918	680,228	0.3%
United States Treasury Note/Bond	2.750%	11/15/42	647,150	677,688	0.3%
United States Treasury Note/Bond	2.000%	8/15/25	670,570	676,645	0.3%
United States Treasury Note/Bond	2.750%	8/31/23	640,016	665,617	0.3%
United States Treasury Note/Bond	1.500%	8/15/20	647,909	644,870	0.3%

4

Total Bond Market Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
United States Treasury Note/Bond	2.500%	2/15/22	626,278	638,415	0.3%
United States Treasury Note/Bond	2.125%	5/15/22	630,008	636,900	0.3%
United States Treasury Note/Bond	2.250%	11/15/24	616,889	630,868	0.3%
United States Treasury Note/Bond	3.125%	5/15/48	558,044	625,271	0.3%
United States Treasury Note/Bond	2.000%	1/15/21	619,748	621,198	0.3%
United States Treasury Note/Bond	2.125%	11/30/24	610,580	620,691	0.3%
United States Treasury Note/Bond	1.125%	9/30/21	627,836	619,398	0.3%
United States Treasury Note/Bond	3.000%	8/15/48	561,717	614,990	0.3%
United States Treasury Note/Bond	3.000%	5/15/45	559,279	610,922	0.3%
United States Treasury Note/Bond	2.375%	3/15/21	604,278	610,037	0.3%
United States Treasury Note/Bond	2.500%	1/15/22	598,397	609,521	0.3%
United States Treasury Note/Bond	2.750%	2/15/24	579,749	605,113	0.3%
United States Treasury Note/Bond	2.250%	3/31/21	597,969	602,454	0.3%
United States Treasury Note/Bond	2.875%	5/15/49	557,295	596,830	0.3%
[1] United States Treasury Note/Bond	1.125%—8.750%	8/15/19—11/15/48	58,865,094	61,250,136	26.7%
				97,434,905	42.5%
Agency Bonds and Notes
[2] Federal Home Loan Mortgage Corp.	1.125%—6.750%	9/29/20—7/15/32	510,977	564,547	0.2%

[2] Federal National Mortgage Assn.	1.250%—7.250%	7/30/20—7/15/37	981,510	1,039,481	0.5%
Agency Bonds and Notes—Other †				1,191,964	0.5%
				2,795,992	1.2%
Conventional Mortgage-Backed Securities
[2,3,4]Fannie Mae Pool	2.000%—9.500%	7/1/19—8/1/49	19,082,907	19,748,329	8.6%
[2,3] Freddie Mac Gold Pool	2.000%—10.000%	7/1/19—5/1/49	12,184,667	12,591,486	5.5%
[2,3] Freddie Mac Non Gold Pool	9.500%	3/1/20	—	—	0.0%
[2,3] Freddie Mac Pool	3.000%—5.000%	1/1/34—2/1/49	39,010	40,052	0.0%
[3,4] Ginnie Mae I Pool	3.000%—10.500%	10/15/19—7/1/49	1,141,493	1,202,157	0.5%
[3,4] Ginnie Mae II Pool	2.500%—8.500%	12/20/20—8/1/49	13,888,949	14,424,362	6.3%
[2,3,4]UMBS TBA	3.500%	7/1/49	726,750	742,986	0.3%
[2,3,4]UMBS TBA	2.500%—5.000%	6/1/34—7/1/49	1,004,540	1,040,954	0.5%
				49,790,326	21.7%
Nonconventional Mortgage-Backed Securities
[2,3] Fannie Mae Pool	2.133%—3.451%	4/1/41 —9/1/43	16,625	16,623	0.0%
[2,3,5]Fannie Mae Pool, 1 YR CMT + 2.155%—2.313%	4.488%—5.029%	11/1/32—7/1/38	1,905	2004	0.0%
[2,3,5]Fannie Mae Pool, 12M USD LIBOR + 1.290%—2.130%	2.172%—5.009%	11/1/33—10/1/42	43,427	45,608	0.1%
[2,3,5]Fannie Mae Pool, 6M USD LIBOR + 1.057%—1.859%	2.176%—4.720%	7/1/34—12/1/43	18,227	18,863	0.0%
[2,3] Freddie Mac Non Gold Pool	4.515%	5/1/42	290	293	0.0%
[2,3,5]Freddie Mac Non Gold Pool, 1 YR CMT + 2.125%—2.549%	4.500%—5.173%	11/1/33—3/1/37	2,520	2,640	0.0%
[2,3,5]Freddie Mac Non Gold Pool, 12M USD LIBOR + 0.985%—2.085%	3.735%—5.210%	4/1/1/33—11/1/43	18,031	18,840	0.0%

5

Total Bond Market Index Fund

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
[2,3,5]Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%—1.665%	4.021%—4.447%	1/1/37—6/1/37	1,177	1,228	0.0%
[3,5] Ginnie Mae II Pool, 1 YR CMT + 1.500%—2.000%	3.625%—4.625%	11/20/40—1/20/44	27,689	28,601	0.0%
134,700	0.1%
Total U.S. Government and Agency Obligations (Cost $146,941,057)	150,155,923	65.5%
§,6Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,822,780) †	5,979,763	2.6%
Corporate Bonds
Finance
[6] Banking †	13,870,073	6.1%
[6] Brokerage †	559,656	0.2%
Finance Companies †	575,593	0.3%
Insurance †	2,779,979	1.2%
Other Finance †	18,840	0.0%
Real Estate Investment Trusts †	1,594,700	0.7%
19,398,841	8.5%
Industrial
[6] Basic Industry †	1,887,203	0.8%
[6] Capital Goods †	3,159,142	1.4%
[6] Communication †	5,517,842	2.4%
Consumer Cyclical †	4,424,208	1.9%
[6] Consumer Noncyclical †	10,093,392	4.4%
[6] Energy †	5,423,237	2.4%
[6] Other Industrial †	219,482	0.1%
[6] Technology †	4,971,147	2.2%
Transportation †	1,482,479	0.6%
37,178,132	16.2%
Utilities
[6] Electric †	3,957,328	1.7%
Natural Gas †	334,017	0.2%
Other Utility †	92,446	0.0%
4,383,791	1.9%
Total Corporate Bonds (Cost $57,977,187)	60,960,764	26.6%
[6]Sovereign Bonds (Cost $9,114,377) †	9,399,328	4.1%
Taxable Municipal Bonds (Cost $1,295,359) †	1,521,102	0.7%

Coupon	Shares
Temporary Cash Investment
Money Market Fund
[7] Vanguard Market Liquidity Fund
(Cost $4,252,522)	2.499%	42,523,028	4,253,153	1.8%
Total Investments (Cost $225,403,282)	232,270,033	101.3%
[4]Conventional Mortgage-Backed Securities—
Liability for Sale Commitments (Proceeds $110,623) †	(110,890)	(0.1%)

6

Total Bond Market Index Fund

	Amount ($000)	Percentage of Net Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	11,291
Receivables for Investment Securities Sold	1,455,592
Receivables for Accrued Income	1,418,130
Receivables for Capital Shares Issued	423,451
Other Assets	83,285
Total Other Assets	3,391,749	1.5%
Other Liabilities
Payables for Investment Securities Purchased	(5,764,507)
Payables for Capital Shares Redeemed	(376,648)
Payables for Distributions	(30,455)
Payables to Vanguard	(46,465)
Total Liabilities	(6,218,075)	(2.7%	)
Net Assets	229,332,817	100.0%

At June 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	223,058,417
Total Distributable Earnings (Loss)	6,274,400
Net Assets	229,332,817

Investor Shares—Net Assets
Applicable to 312,175,508 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,411,782
Net Asset Value Per Share—Investor Shares	$10.93

ETF Shares—Net Assets
Applicable to 500,423,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,531,225
Net Asset Value Per Share—ETF Shares	$82.99

Admiral Shares—Net Assets
Applicable to 9,129,926,212 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	99,781,595
Net Asset Value Per Share—Admiral Shares	$10.93

Institutional Shares—Net Assets
Applicable to 4,109,376,089 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,911,607
Net Asset Value Per Share—Institutional Shares	$10.93

7

Total Bond Market Index Fund

Amount
($000)
Institutional Plus Shares–Net Assets
Applicable to 2,058,360,505 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,495,961
Net Asset Value Per Share–Institutional Plus Shares	$10.93

Institutional Select Shares–Net Assets
Applicable to 1,573,834,652 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,200,647
Net Asset Value Per Share–Institutional Select Shares	$10.93

•    See Note A in Notes to Financial Statements.

§   Certain of the fund’s securities are valued using significant unobservable inputs.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   Securities with a value of $215,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.

2   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3   The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4   Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2019.

5   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6   Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $1,514,756,000, representing 0.7% of net assets.

7   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CMT—Constant Maturing Treasury Rate.

LIBOR—London Inter-bank Offered Rate.

TBA—To Be Announced.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Total Bond Market Index Fund

Statement of Operations

Six Months Ended June 30, 2019
($000)
Investment Income
Income
Interest[1]	3,146,544
Total Income	3,146,544
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,779
Management and Administrative—Investor Shares	2,638
Management and Administrative—ETF Shares	4,797
Management and Administrative—Admiral Shares	18,713
Management and Administrative—Institutional Shares	5,762
Management and Administrative—Institutional Plus Shares	2,540
Management and Administrative—Institutional Select Shares	492
Marketing and Distribution—Investor Shares	214
Marketing and Distribution—ETF Shares	699
Marketing and Distribution—Admiral Shares	2,326
Marketing and Distribution—Institutional Shares	673
Marketing and Distribution—Institutional Plus Shares	146
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	174
Shareholders’ Reports—Investor Shares	27
Shareholders’ Reports—ETF Shares	416
Shareholders’ Reports—Admiral Shares	322
Shareholders’ Reports—Institutional Shares	152
Shareholders’ Reports—Institutional Plus Shares	33
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	52
Total Expenses	43,955
Net Investment Income	3,102,589
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(37,631)
Futures Contracts	(24)
Realized Net Gain (Loss)	(37,655)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	9,814,011
Sale Commitments	(267)
Change in Unrealized Appreciation (Depreciation)	9,813,744
Net Increase (Decrease) in Net Assets Resulting from Operations	12,878,678

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $33,313,000, $5,000, and $477,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $12,910,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,102,589	5,527,101
Realized Net Gain (Loss)	(37,655)	(601,872)
Change in Unrealized Appreciation (Depreciation)	9,813,744	(4,895,191)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,878,678	30,038
Distributions
Net Investment Income
Investor Shares	(55,558)	(125,655)
ETF Shares	(458,922)	(1,016,260)
Admiral Shares	(1,349,353)	(2,345,887)
Institutional Shares	(619,053)	(1,112,166)
Institutional Plus Shares	(304,969)	(548,458)
Institutional Select Shares	(233,321)	(378,061)
Realized Capital Gain[1]
Investor Shares	—	(1,185)
ETF Shares	—	(8,845)
Admiral Shares	—	(19,982)
Institutional Shares	—	(9,396)
Institutional Plus Shares	—	(4,829)
Institutional Select Shares	—	(3,066)
Total Distributions	(3,021,176)	(5,573,790)
Capital Share Transactions
Investor Shares	(1,008,523)	(767,351)
ETF Shares	3,166,321	334,647
Admiral Shares	7,260,944	7,770,849
Institutional Shares	2,255,767	2,739,331
Institutional Plus Shares	2,137,786	473,626
Institutional Select Shares	1,656,436	3,127,416
Net Increase (Decrease) from Capital Share Transactions	15,468,731	13,678,518
Total Increase (Decrease)	25,326,233	8,134,766
Net Assets
Beginning of Period	204,006,584	195,871,818
End of Period	229,332,817	204,006,584

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Total Bond Market Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	June 30,			Year Ended December 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.45	$10.75	$10.65	$10.64	$10.87	$10.56
Investment Operations
Net Investment Income	.148[1]	.279[1]	.260[1]	.254	.253	.264
Net Realized and Unrealized Gain (Loss) on Investments	.481	(.296)	.105	.015	(.219)	.339
Total from Investment Operations	.629	(.017)	.365	.269	.034	.603
Distributions
Dividends from Net Investment Income	(.149)	(.280)	(.260)	(.254)	(.254)	(.264)
Distributions from Realized Capital Gains	—	(.003)	(.005)	(.005)	(.010)	(.029)
Total Distributions	(.149)	(.283)	(.265)	(.259)	(.264)	(.293)
Net Asset Value, End of Period	$10.93	$10.45	$10.75	$10.65	$10.64	$10.87

Total Return[2]	6.06%	-0.13%	3.45%	2.50%	0.30%	5.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,412	$4,250	$5,166	$5,969	$6,434	$7,076
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.16%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.68%	2.42%	2.30%	2.34%	2.44%
Portfolio Turnover Rate[3,4]	44%	54%	55%	61%	84%	72%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4   Includes 9%, 13%, 15%, 23%, 45%, and 38% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Total Bond Market Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	June 30,			Year Ended December 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$79.16	$81.46	$80.64	$80.58	$82.33	$79.91
Investment Operations
Net Investment Income	1.166[1]	2.209[1]	2.053[1]	1.995	2.000	2.073
Net Realized and Unrealized Gain (Loss) on Investments	3.634	(2.280)	.842	.096	(1.671)	2.641
Total from Investment Operations	4.800	(.071)	2.895	2.091	.329	4.714
Distributions
Dividends from Net Investment Income	(.970)	(2.210)	(2.038)	(1.995)	(2.001)	(2.073)
Distributions from Realized Capital Gains	—	(.019)	(.037)	(.036)	(.078)	(.221)
Total Distributions	(.970)	(2.229)	(2.075)	(2.031)	(2.079)	(2.294)
Net Asset Value, End of Period	$82.99	$79.16	$81.46	$80.64	$80.58	$82.33

Total Return	6.11%	-0.04%	3.62%	2.57%	0.39%	5.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,531	$36,528	$37,247	$31,445	$27,279	$26,041
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.91%	2.79%	2.52%	2.40%	2.44%	2.57%
Portfolio Turnover Rate[2,3]	44%	54%	55%	61%	84%	72%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3   Includes 9%, 13%, 15%, 23%, 45%, and 38% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Total Bond Market Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	June 30,			Year Ended December 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.45	$10.75	$10.65	$10.64	$10.87	$10.56
Investment Operations
Net Investment Income	.153[1]	.290[1]	.271[1]	.265	.263	.278
Net Realized and Unrealized Gain (Loss) on Investments	.481	(.297)	.105	.015	(.219)	.339
Total from Investment Operations	.634	(.007)	.376	.280	.044	.617
Distributions
Dividends from Net Investment Income	(.154)	(.290)	(.271)	(.265)	(.264)	(.278)
Distributions from Realized Capital Gains	—	(.003)	(.005)	(.005)	(.010)	(.029)
Total Distributions	(.154)	(.293)	(.276)	(.270)	(.274)	(.307)
Net Asset Value, End of Period	$10.93	$10.45	$10.75	$10.65	$10.64	$10.87

Total Return[2]	6.11%	-0.03%	3.56%	2.60%	0.40%	5.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$99,782	$88,281	$82,839	$72,592	$60,783	$54,198
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.90%	2.78%	2.52%	2.40%	2.44%	2.57%
Portfolio Turnover Rate[3,4]	44%	54%	55%	61%	84%	72%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4   Includes 9%, 13%, 15%, 23%, 45%, and 38% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Total Bond Market Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	June 30,			Year Ended December 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.45	$10.75	$10.65	$10.64	$10.87	$10.56
Investment Operations
Net Investment Income	.154[1]	.292[1]	.272[1]	.266	.265	.279
Net Realized and Unrealized Gain (Loss) on Investments	.481	(.297)	.105	.015	(.219)	.339
Total from Investment Operations	.635	(.005)	.377	.281	.046	.618
Distributions
Dividends from Net Investment Income	(.155)	(.292)	(.272)	(.266)	(.266)	(.279)
Distributions from Realized Capital Gains	—	(.003)	(.005)	(.005)	(.010)	(.029)
Total Distributions	(.155)	(.295)	(.277)	(.271)	(.276)	(.308)
Net Asset Value, End of Period	$10.93	$10.45	$10.75	$10.65	$10.64	$10.87

Total Return	6.12%	-0.01%	3.57%	2.61%	0.41%	5.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,912	$40,728	$39,101	$34,167	$29,095	$27,103
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.04%	0.04%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.91%	2.79%	2.53%	2.41%	2.45%	2.58%
Portfolio Turnover Rate[2,3]	44%	54%	55%	61%	84%	72%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3   Includes 9%, 13%, 15%, 23%, 45%, and 38% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Total Bond Market Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	June 30,			Year Ended December 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.45	$10.75	$10.65	$10.64	$10.87	$10.56
Investment Operations
Net Investment Income	.154[1]	.292[1]	.273[1]	.267	.266	.280
Net Realized and Unrealized Gain (Loss) on Investments	.481	(.297)	.105	.015	(.219)	.339
Total from Investment Operations	.635	(.005)	.378	.282	.047	.619
Distributions
Dividends from Net Investment Income	(.155)	(.292)	(.273)	(.267)	(.267)	(.280)
Distributions from Realized Capital Gains	—	(.003)	(.005)	(.005)	(.010)	(.029)
Total Distributions	(.155)	(.295)	(.278)	(.272)	(.277)	(.309)
Net Asset Value, End of Period	$10.93	$10.45	$10.75	$10.65	$10.64	$10.87

Total Return	6.12%	-0.01%	3.58%	2.62%	0.42%	5.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,496	$19,399	$19,488	$22,203	$24,287	$22,254
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.92%	2.80%	2.54%	2.42%	2.46%	2.59%
Portfolio Turnover Rate[2,3]	44%	54%	55%	61%	84%	72%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3   Includes 9%, 13%, 15%, 23%, 45%, and 38% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Bond Market Index Fund

Financial Highlights

Institutional Select Shares

	Six Months			June 24,
	Ended		Year Ended	2016[1] to
	June 30,		Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.45	$10.75	$10.65	$11.03
Investment Operations
Net Investment Income	.155[2]	.295[2]	.275 [2]	.135
Net Realized and Unrealized Gain (Loss) on Investments	.481	(.298)	.105	(.375)
Total from Investment Operations	.636	(.003)	.380	(.240)
Distributions
Dividends from Net Investment Income	(.156)	(.294)	(.275)	(.135)
Distributions from Realized Capital Gains	—	(.003)	(.005)	(.005)
Total Distributions	(.156)	(.297)	(.280)	(.140)
Net Asset Value, End of Period	$10.93	$10.45	$10.75	$10.65

Total Return	6.13%	0.01%	3.60%	-2.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,201	$14,821	$12,031	$5,438
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	2.94%	2.82%	2.56%	2.41%[3]
Portfolio Turnover Rate[4,5]	44%	54%	55%	61%[6]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5   Includes 9%, 13%, 15%, and 23% attributable to mortgage-dollar-roll activity.

6   Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts each represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2019.

17

Total Bond Market Index Fund

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2019, counterparties had deposited in segregated accounts securities with a value of $1,219,000 and cash with a value of $2,720,000 in connection with TBA transactions.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015—2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

18

Total Bond Market Index Fund

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $11,291,000, representing 0.00% of the fund’s net assets and 4.52% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Total Bond Market Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	150,155,923	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,971,554	8,209
Corporate Bonds	—	60,960,764	—
Sovereign Bonds	—	9,399,328
Taxable Municipal Bonds	—	1,521,102	—
Temporary Cash Investments	4,253,153	—	—
Conventional Mortgage-Backed Securities— Liability for Sale Commitments	—	(110,890)	—
Total	4,253,153	227,897,781	8,209

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and sale commitments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	225,403,282
Gross Unrealized Appreciation	7,554,822
Gross Unrealized Depreciation	(688,338)
Net Unrealized Appreciation (Depreciation)	6,866,484

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $617,113,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.   During the six months ended June 30, 2019, the fund purchased $10,913,865,000 of investment securities and sold $7,781,118,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $51,980,231,000 and $39,584,493,000, respectively. Total purchases and sales include $3,025,329,000 and $426,321,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

20

Total Bond Market Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	190,955	18,000	1,067,996	102,197
Issued in Lieu of Cash Distributions	52,405	4,910	119,200	11,430
Redeemed[1]	(1,251,883)	(117,431)	(1,954,547)	(187,286)
Net Increase (Decrease)—Investor Shares	(1,008,523)	(94,521)	(767,351)	(73,659)
ETF Shares
Issued	3,714,227	45,800	3,435,257	43,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(547,906)	(6,800)	(3,100,610)	(39,200)
Net Increase (Decrease)—ETF Shares	3,166,321	39,000	334,647	4,200
Admiral Shares
Issued[1]	14,413,303	1,357,164	23,230,538	2,226,910
Issued in Lieu of Cash Distributions	1,218,601	113,979	2,114,291	202,860
Redeemed	(8,370,960)	(788,806)	(17,573,980)	(1,685,319)
Net Increase (Decrease)—Admiral Shares	7,260,944	682,337	7,770,849	744,451
Institutional Shares
Issued	6,046,674	569,059	11,573,400	1,107,501
Issued in Lieu of Cash Distributions	581,909	54,435	1,048,850	100,635
Redeemed	(4,372,816)	(411,365)	(9,882,919)	(946,888)
Net Increase (Decrease)—Institutional Shares	2,255,767	212,129	2,739,331	261,248
Institutional Plus Shares
Issued	3,613,195	340,361	7,772,402	743,515
Issued in Lieu of Cash Distributions	287,879	26,924	518,422	49,738
Redeemed	(1,763,288)	(165,211)	(7,817,198)	(749,166)
Net Increase (Decrease)—Institutional Plus Shares	2,137,786	202,074	473,626	44,087
Institutional Select Shares
Issued	1,898,142	178,335	3,894,421	373,051
Issued in Lieu of Cash Distributions	233,321	21,822	381,127	36,580
Redeemed	(475,027)	(44,552)	(1,148,132)	(110,160)
Net Increase (Decrease)—Institutional Select Shares	1,656,436	155,605	3,127,416	299,471

1 In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include $877,599,000 from the conversion during the six months ended June 30, 2019.

G.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

21

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Bond Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

22

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

23

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q842 082019

Semiannual Report | June 30, 2019 Vanguard Total Bond Market II Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	172

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market II Index Fund	12/31/2018	6/30/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,060.20	$0.46
Institutional Shares	1,000.00	1,060.57	0.10
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.70	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.09% for Investor Shares and 0.02% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Total Bond Market II Index Fund

Sector Diversification

As of June 30, 2019

Asset-Backed	0.5%
Commercial Mortgage-Backed	2.0
Finance	8.5
Foreign	4.9
Government Mortgage-Backed	21.5
Industrial	16.4
Treasury/Agency	44.3
Utilities	1.9

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Total Bond Market II Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (65.5%)
U.S. Government Securities (42.8%)
United States Treasury Note/Bond	8.500%	2/15/20	5,018	5,216
United States Treasury Note/Bond	1.500%	6/15/20	338,310	336,778
United States Treasury Note/Bond	1.625%	6/30/20	226,325	225,546
United States Treasury Note/Bond	1.875%	6/30/20	133,385	133,260
United States Treasury Note/Bond	2.500%	6/30/20	1,970	1,980
United States Treasury Note/Bond	1.500%	7/15/20	328,455	326,915
United States Treasury Note/Bond	1.625%	7/31/20	337,470	336,309
United States Treasury Note/Bond	2.625%	7/31/20	149,275	150,348
United States Treasury Note/Bond	1.500%	8/15/20	220,184	219,151
United States Treasury Note/Bond	2.625%	8/15/20	313,220	315,666
United States Treasury Note/Bond	8.750%	8/15/20	15,755	16,939
United States Treasury Note/Bond	1.375%	8/31/20	268,375	266,698
United States Treasury Note/Bond	2.125%	8/31/20	230,683	231,223
United States Treasury Note/Bond	2.625%	8/31/20	19,155	19,311
United States Treasury Note/Bond	1.375%	9/30/20	283,315	281,457
United States Treasury Note/Bond	2.000%	9/30/20	114,642	114,785
United States Treasury Note/Bond	2.750%	9/30/20	19,820	20,028
United States Treasury Note/Bond	1.625%	10/15/20	317,940	316,898
United States Treasury Note/Bond	1.375%	10/31/20	381,818	379,313
United States Treasury Note/Bond	1.750%	10/31/20	246,582	246,118
United States Treasury Note/Bond	2.875%	10/31/20	525,255	532,068
United States Treasury Note/Bond	1.750%	11/15/20	725,195	724,064
United States Treasury Note/Bond	2.625%	11/15/20	332,450	335,828
United States Treasury Note/Bond	1.625%	11/30/20	139,000	138,544
United States Treasury Note/Bond	2.000%	11/30/20	241,475	241,929
United States Treasury Note/Bond	2.750%	11/30/20	458,772	464,433
United States Treasury Note/Bond	1.875%	12/15/20	709,465	709,685
United States Treasury Note/Bond	1.750%	12/31/20	200,000	199,688
United States Treasury Note/Bond	2.375%	12/31/20	119,345	120,259
United States Treasury Note/Bond	2.500%	12/31/20	573,205	578,668
United States Treasury Note/Bond	2.000%	1/15/21	483,080	484,210
United States Treasury Note/Bond	1.375%	1/31/21	325,353	323,014
United States Treasury Note/Bond	2.125%	1/31/21	169,525	170,268
United States Treasury Note/Bond	2.500%	1/31/21	361,665	365,394
United States Treasury Note/Bond	2.250%	2/15/21	511,532	514,888
United States Treasury Note/Bond	3.625%	2/15/21	143,290	147,365
United States Treasury Note/Bond	1.125%	2/28/21	145,148	143,492
United States Treasury Note/Bond	2.000%	2/28/21	340,741	341,699
United States Treasury Note/Bond	2.500%	2/28/21	59,825	60,480
United States Treasury Note/Bond	2.375%	3/15/21	27,761	28,026

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.250%	3/31/21	236,387	234,134
United States Treasury Note/Bond	2.250%	3/31/21	322,564	324,983
United States Treasury Note/Bond	2.375%	4/15/21	393,258	397,191
United States Treasury Note/Bond	1.375%	4/30/21	117,322	116,423
United States Treasury Note/Bond	2.250%	4/30/21	75,747	76,362
United States Treasury Note/Bond	2.625%	5/15/21	332,092	337,176
United States Treasury Note/Bond	3.125%	5/15/21	610	625
United States Treasury Note/Bond	2.000%	5/31/21	87,899	88,256
United States Treasury Note/Bond	2.125%	5/31/21	447,608	450,544
United States Treasury Note/Bond	2.625%	6/15/21	476,450	484,340
United States Treasury Note/Bond	1.625%	6/30/21	207,640	207,121
United States Treasury Note/Bond	2.125%	6/30/21	399,510	402,319
United States Treasury Note/Bond	2.625%	7/15/21	523,625	532,542
United States Treasury Note/Bond	1.125%	7/31/21	356,305	351,630
United States Treasury Note/Bond	2.250%	7/31/21	179,750	181,492
United States Treasury Note/Bond	2.125%	8/15/21	224,628	226,243
United States Treasury Note/Bond	2.750%	8/15/21	375,798	383,491
United States Treasury Note/Bond	8.125%	8/15/21	34,550	39,052
United States Treasury Note/Bond	1.125%	8/31/21	274,994	271,257
United States Treasury Note/Bond	2.000%	8/31/21	279,150	280,501
United States Treasury Note/Bond	2.750%	9/15/21	186,200	190,274
United States Treasury Note/Bond	1.125%	9/30/21	95,398	94,116
United States Treasury Note/Bond	2.125%	9/30/21	293,750	296,135
United States Treasury Note/Bond	2.875%	10/15/21	708,441	726,265
United States Treasury Note/Bond	1.250%	10/31/21	400,342	395,714
United States Treasury Note/Bond	2.000%	10/31/21	275,870	277,420
United States Treasury Note/Bond	2.000%	11/15/21	356,541	358,769
United States Treasury Note/Bond	2.875%	11/15/21	554,519	568,986
United States Treasury Note/Bond	1.750%	11/30/21	420,296	420,296
United States Treasury Note/Bond	1.875%	11/30/21	100,425	100,707
United States Treasury Note/Bond	2.625%	12/15/21	1,222,994	1,249,557
United States Treasury Note/Bond	2.000%	12/31/21	276,415	278,187
United States Treasury Note/Bond	2.125%	12/31/21	154,225	155,647
United States Treasury Note/Bond	2.500%	1/15/22	1,140,856	1,162,065
United States Treasury Note/Bond	1.500%	1/31/22	324,393	322,466
United States Treasury Note/Bond	1.875%	1/31/22	323,028	324,036
United States Treasury Note/Bond	2.000%	2/15/22	39,412	39,671
United States Treasury Note/Bond	2.500%	2/15/22	1,040,133	1,060,291
United States Treasury Note/Bond	1.750%	2/28/22	235,777	235,850
United States Treasury Note/Bond	1.875%	2/28/22	304,490	305,537
United States Treasury Note/Bond	2.375%	3/15/22	991,706	1,009,061
United States Treasury Note/Bond	1.750%	3/31/22	202,337	202,369
United States Treasury Note/Bond	1.875%	3/31/22	345,708	347,111
United States Treasury Note/Bond	2.250%	4/15/22	803,490	814,538
United States Treasury Note/Bond	1.750%	4/30/22	193,091	193,182
United States Treasury Note/Bond	1.875%	4/30/22	212,589	213,386
United States Treasury Note/Bond	1.750%	5/15/22	300,000	300,093
United States Treasury Note/Bond	2.125%	5/15/22	121,910	123,244
United States Treasury Note/Bond	1.750%	5/31/22	67,332	67,364
United States Treasury Note/Bond	1.875%	5/31/22	111,900	112,354
United States Treasury Note/Bond	1.750%	6/15/22	679,584	680,325
United States Treasury Note/Bond	1.750%	6/30/22	360,000	360,338
United States Treasury Note/Bond	2.125%	6/30/22	135,735	137,304
United States Treasury Note/Bond	1.875%	7/31/22	242,213	243,196

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.000%	7/31/22	97,730	98,493
United States Treasury Note/Bond	1.625%	8/15/22	311,534	310,462
United States Treasury Note/Bond	7.250%	8/15/22	75	87
United States Treasury Note/Bond	1.625%	8/31/22	341,015	339,791
United States Treasury Note/Bond	1.875%	8/31/22	154,931	155,560
United States Treasury Note/Bond	1.750%	9/30/22	268,153	268,236
United States Treasury Note/Bond	1.875%	9/30/22	306,801	308,191
United States Treasury Note/Bond	1.875%	10/31/22	217,955	218,910
United States Treasury Note/Bond	2.000%	10/31/22	357,020	360,033
United States Treasury Note/Bond	1.625%	11/15/22	32,826	32,702
United States Treasury Note/Bond	7.625%	11/15/22	150	179
United States Treasury Note/Bond	2.000%	11/30/22	253,275	255,491
United States Treasury Note/Bond	2.125%	12/31/22	496,046	502,633
United States Treasury Note/Bond	1.750%	1/31/23	279,340	279,427
United States Treasury Note/Bond	2.375%	1/31/23	281,440	287,640
United States Treasury Note/Bond	2.000%	2/15/23	295,850	298,530
United States Treasury Note/Bond	1.500%	2/28/23	122,637	121,622
United States Treasury Note/Bond	2.625%	2/28/23	370,434	382,010
United States Treasury Note/Bond	1.500%	3/31/23	135,990	134,800
United States Treasury Note/Bond	2.500%	3/31/23	394,925	405,785
United States Treasury Note/Bond	1.625%	4/30/23	151,271	150,608
United States Treasury Note/Bond	2.750%	4/30/23	220,300	228,458
United States Treasury Note/Bond	1.750%	5/15/23	124,775	124,795
United States Treasury Note/Bond	1.625%	5/31/23	122,505	121,968
United States Treasury Note/Bond	2.750%	5/31/23	65,346	67,817
United States Treasury Note/Bond	1.375%	6/30/23	254,587	250,926
United States Treasury Note/Bond	2.625%	6/30/23	191,146	197,656
United States Treasury Note/Bond	1.250%	7/31/23	217,965	213,673
United States Treasury Note/Bond	2.750%	7/31/23	3,997	4,154
United States Treasury Note/Bond	2.500%	8/15/23	409,285	421,498
United States Treasury Note/Bond	1.375%	8/31/23	344,995	339,820
United States Treasury Note/Bond	1.375%	9/30/23	152,840	150,500
United States Treasury Note/Bond	2.875%	9/30/23	114,482	119,705
United States Treasury Note/Bond	1.625%	10/31/23	60,445	60,114
United States Treasury Note/Bond	2.875%	10/31/23	75,000	78,492
United States Treasury Note/Bond	2.750%	11/15/23	228,215	237,736
United States Treasury Note/Bond	2.125%	11/30/23	182,625	185,478
United States Treasury Note/Bond	2.875%	11/30/23	97,846	102,509
United States Treasury Note/Bond	2.250%	12/31/23	120,863	123,431
United States Treasury Note/Bond	2.625%	12/31/23	1,554,823	1,612,647
United States Treasury Note/Bond	2.250%	1/31/24	197,225	201,416
United States Treasury Note/Bond	2.500%	1/31/24	686,069	708,366
United States Treasury Note/Bond	2.750%	2/15/24	270,399	282,229
United States Treasury Note/Bond	2.125%	2/29/24	248,000	251,954
United States Treasury Note/Bond	2.375%	2/29/24	298,197	306,490
United States Treasury Note/Bond	2.125%	3/31/24	1,109,519	1,127,549
United States Treasury Note/Bond	2.000%	4/30/24	223,940	226,318
United States Treasury Note/Bond	2.250%	4/30/24	94,542	96,640
United States Treasury Note/Bond	2.500%	5/15/24	666,753	689,363
United States Treasury Note/Bond	2.000%	5/31/24	328,946	332,699
United States Treasury Note/Bond	1.750%	6/30/24	630,310	629,818
United States Treasury Note/Bond	2.000%	6/30/24	395,940	400,022
United States Treasury Note/Bond	2.125%	7/31/24	195,665	198,876
United States Treasury Note/Bond	2.375%	8/15/24	549,320	565,025

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.875%	8/31/24	206,460	207,364
United States Treasury Note/Bond	2.125%	9/30/24	718,720	730,514
United States Treasury Note/Bond	2.250%	10/31/24	309,393	316,451
United States Treasury Note/Bond	2.250%	11/15/24	474,872	485,633
United States Treasury Note/Bond	2.125%	11/30/24	698,200	709,762
United States Treasury Note/Bond	2.250%	12/31/24	289,725	296,423
United States Treasury Note/Bond	2.500%	1/31/25	334,225	346,444
United States Treasury Note/Bond	2.000%	2/15/25	312,509	315,537
United States Treasury Note/Bond	2.750%	2/28/25	333,477	350,151
United States Treasury Note/Bond	2.625%	3/31/25	517,823	540,317
United States Treasury Note/Bond	2.875%	4/30/25	467,029	493,958
United States Treasury Note/Bond	2.125%	5/15/25	436,221	443,379
United States Treasury Note/Bond	2.875%	5/31/25	109,085	115,443
United States Treasury Note/Bond	2.750%	6/30/25	179,285	188,586
United States Treasury Note/Bond	2.875%	7/31/25	233,510	247,376
United States Treasury Note/Bond	2.000%	8/15/25	189,083	190,796
United States Treasury Note/Bond	6.875%	8/15/25	40,840	52,645
United States Treasury Note/Bond	2.750%	8/31/25	186,630	196,428
United States Treasury Note/Bond	3.000%	9/30/25	8,733	9,324
United States Treasury Note/Bond	3.000%	10/31/25	100,900	107,790
United States Treasury Note/Bond	2.250%	11/15/25	472,390	483,463
United States Treasury Note/Bond	2.875%	11/30/25	456,327	484,350
United States Treasury Note/Bond	2.625%	12/31/25	1,116,225	1,168,196
United States Treasury Note/Bond	2.625%	1/31/26	666,595	697,845
United States Treasury Note/Bond	1.625%	2/15/26	541,734	533,521
United States Treasury Note/Bond	2.500%	2/28/26	402,907	418,774
United States Treasury Note/Bond	2.250%	3/31/26	467,794	478,979
United States Treasury Note/Bond	1.625%	5/15/26	519,378	510,777
United States Treasury Note/Bond	2.125%	5/31/26	473,579	481,128
United States Treasury Note/Bond	1.875%	6/30/26	391,990	391,990
United States Treasury Note/Bond	1.500%	8/15/26	514,832	501,400
United States Treasury Note/Bond	6.750%	8/15/26	8,800	11,641
United States Treasury Note/Bond	2.000%	11/15/26	306,562	308,717
United States Treasury Note/Bond	6.500%	11/15/26	36,215	47,606
United States Treasury Note/Bond	2.250%	2/15/27	464,121	475,362
United States Treasury Note/Bond	6.625%	2/15/27	39,650	52,821
United States Treasury Note/Bond	2.375%	5/15/27	93,030	96,126
United States Treasury Note/Bond	2.250%	8/15/27	417,539	427,326
United States Treasury Note/Bond	6.375%	8/15/27	6,850	9,123
United States Treasury Note/Bond	2.250%	11/15/27	187,761	192,102
United States Treasury Note/Bond	6.125%	11/15/27	55,808	73,754
United States Treasury Note/Bond	2.750%	2/15/28	552,470	587,088
United States Treasury Note/Bond	2.875%	5/15/28	531,973	570,870
United States Treasury Note/Bond	2.875%	8/15/28	657,152	705,821
United States Treasury Note/Bond	5.500%	8/15/28	35,575	45,997
United States Treasury Note/Bond	3.125%	11/15/28	847,630	929,214
United States Treasury Note/Bond	5.250%	11/15/28	76,342	97,551
United States Treasury Note/Bond	2.625%	2/15/29	222,527	234,557
United States Treasury Note/Bond	5.250%	2/15/29	32,279	41,433
United States Treasury Note/Bond	2.375%	5/15/29	871,678	900,278
United States Treasury Note/Bond	6.125%	8/15/29	72,930	100,324
United States Treasury Note/Bond	6.250%	5/15/30	139,435	196,560
United States Treasury Note/Bond	5.375%	2/15/31	280,675	376,632
United States Treasury Note/Bond	4.500%	2/15/36	215,843	284,576

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	4.750%	2/15/37	83,500	114,265
	United States Treasury Note/Bond	5.000%	5/15/37	71,327	100,493
	United States Treasury Note/Bond	4.375%	2/15/38	53,450	70,604
	United States Treasury Note/Bond	4.500%	5/15/38	73,579	98,757
	United States Treasury Note/Bond	3.500%	2/15/39	107,894	128,057
	United States Treasury Note/Bond	4.250%	5/15/39	92,867	121,395
	United States Treasury Note/Bond	4.500%	8/15/39	109,306	147,529
	United States Treasury Note/Bond	4.375%	11/15/39	117,905	156,647
	United States Treasury Note/Bond	4.625%	2/15/40	197,305	270,679
	United States Treasury Note/Bond	4.375%	5/15/40	159,320	211,994
	United States Treasury Note/Bond	3.875%	8/15/40	140,050	174,778
	United States Treasury Note/Bond	4.250%	11/15/40	137,654	180,477
1	United States Treasury Note/Bond	4.750%	2/15/41	163,692	228,861
	United States Treasury Note/Bond	4.375%	5/15/41	127,000	169,426
	United States Treasury Note/Bond	3.750%	8/15/41	117,310	143,907
	United States Treasury Note/Bond	3.125%	11/15/41	127,046	142,053
	United States Treasury Note/Bond	3.125%	2/15/42	173,742	194,103
	United States Treasury Note/Bond	3.000%	5/15/42	183,000	200,156
	United States Treasury Note/Bond	2.750%	8/15/42	262,528	275,161
	United States Treasury Note/Bond	2.750%	11/15/42	313,319	328,105
	United States Treasury Note/Bond	3.125%	2/15/43	324,159	361,184
	United States Treasury Note/Bond	2.875%	5/15/43	403,200	430,795
	United States Treasury Note/Bond	3.625%	8/15/43	372,652	449,395
	United States Treasury Note/Bond	3.750%	11/15/43	406,506	500,067
	United States Treasury Note/Bond	3.625%	2/15/44	383,494	462,951
	United States Treasury Note/Bond	3.375%	5/15/44	376,490	437,082
	United States Treasury Note/Bond	3.125%	8/15/44	400,150	445,979
	United States Treasury Note/Bond	3.000%	11/15/44	347,951	379,757
	United States Treasury Note/Bond	2.500%	2/15/45	287,882	286,489
	United States Treasury Note/Bond	3.000%	5/15/45	298,154	325,685
	United States Treasury Note/Bond	2.875%	8/15/45	300,506	320,838
	United States Treasury Note/Bond	3.000%	11/15/45	178,437	195,053
	United States Treasury Note/Bond	2.500%	2/15/46	315,698	313,627
	United States Treasury Note/Bond	2.500%	5/15/46	292,873	290,858
	United States Treasury Note/Bond	2.250%	8/15/46	403,005	380,211
	United States Treasury Note/Bond	2.875%	11/15/46	439,990	470,309
	United States Treasury Note/Bond	3.000%	2/15/47	254,099	278,279
	United States Treasury Note/Bond	3.000%	5/15/47	177,051	193,704
	United States Treasury Note/Bond	2.750%	8/15/47	97,418	101,513
	United States Treasury Note/Bond	2.750%	11/15/47	617,004	643,035
	United States Treasury Note/Bond	3.000%	2/15/48	389,470	425,983
	United States Treasury Note/Bond	3.125%	5/15/48	451,233	505,593
	United States Treasury Note/Bond	3.000%	8/15/48	520,182	569,516
	United States Treasury Note/Bond	3.375%	11/15/48	183,303	215,438
	United States Treasury Note/Bond	3.000%	2/15/49	432,804	474,665
	United States Treasury Note/Bond	2.875%	5/15/49	576,350	617,236
					77,681,721
Agency Bonds and Notes (1.2%)
2	AID-Iraq	2.149%	1/18/22	9,025	9,070
2	AID-Israel	5.500%	9/18/23	6,500	7,438
2	AID-Israel	5.500%	12/4/23	7,002	8,054
2	AID-Israel	5.500%	4/26/24	5,575	6,476
2	AID-Israel	5.500%	9/18/33	150	203
2	AID-Jordan	2.503%	10/30/20	6,550	6,590

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	AID-Jordan	2.578%	6/30/22	3,180	3,232
2	AID-Jordan	3.000%	6/30/25	4,325	4,524
2	AID-Tunisia	2.452%	7/24/21	2,300	2,327
2	AID-Tunisia	1.416%	8/5/21	2,830	2,790
2	AID-Ukraine	1.471%	9/29/21	6,825	6,738
	Federal Farm Credit Banks	1.680%	10/13/20	9,200	9,173
	Federal Farm Credit Banks	2.550%	3/11/21	15,750	15,937
	Federal Farm Credit Banks	2.230%	4/5/21	15,750	15,860
	Federal Farm Credit Banks	3.050%	11/15/21	6,050	6,226
	Federal Farm Credit Banks	2.600%	1/18/22	6,000	6,120
	Federal Farm Credit Banks	1.770%	6/26/23	6,300	6,284
	Federal Farm Credit Banks	3.500%	12/20/23	5,100	5,462
	Federal Home Loan Banks	1.375%	9/28/20	27,670	27,488
	Federal Home Loan Banks	2.625%	10/1/20	75,000	75,655
	Federal Home Loan Banks	3.125%	12/11/20	1,000	1,018
	Federal Home Loan Banks	5.250%	12/11/20	5,250	5,503
	Federal Home Loan Banks	1.375%	2/18/21	16,820	16,691
	Federal Home Loan Banks	2.250%	6/11/21	30,000	30,261
	Federal Home Loan Banks	5.625%	6/11/21	17,350	18,615
	Federal Home Loan Banks	1.875%	7/7/21	45,140	45,213
	Federal Home Loan Banks	1.125%	7/14/21	24,275	23,952
	Federal Home Loan Banks	3.000%	10/12/21	81,300	83,466
	Federal Home Loan Banks	1.875%	11/29/21	79,160	79,314
	Federal Home Loan Banks	2.125%	6/10/22	7,750	7,821
	Federal Home Loan Banks	2.000%	9/9/22	1,265	1,273
	Federal Home Loan Banks	2.125%	3/10/23	28,800	29,116
	Federal Home Loan Banks	2.500%	2/13/24	44,590	45,894
	Federal Home Loan Banks	2.875%	6/14/24	200	209
	Federal Home Loan Banks	5.375%	8/15/24	1,585	1,855
	Federal Home Loan Banks	2.875%	9/13/24	1,000	1,049
	Federal Home Loan Banks	3.250%	11/16/28	19,645	21,354
	Federal Home Loan Banks	5.500%	7/15/36	20,850	28,868
3	Federal Home Loan Mortgage Corp.	1.625%	9/29/20	34,400	34,279
3	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	71,468	71,469
3	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	40,000	40,332
3	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	36,800	36,285
3	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	70,985	72,006
3	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	42,650	44,134
3	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,573	3,616
3	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	35,301	51,083
3	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	28,178	40,392
3	Federal National Mortgage Assn.	1.500%	7/30/20	32,000	31,844
3	Federal National Mortgage Assn.	2.875%	10/30/20	20,015	20,267
3	Federal National Mortgage Assn.	1.500%	11/30/20	18,032	17,939
3	Federal National Mortgage Assn.	1.875%	12/28/20	42,000	42,013
3	Federal National Mortgage Assn.	1.375%	2/26/21	20,285	20,128
3	Federal National Mortgage Assn.	2.500%	4/13/21	35,000	35,413
3	Federal National Mortgage Assn.	2.750%	6/22/21	24,046	24,491
3	Federal National Mortgage Assn.	1.250%	8/17/21	26,506	26,201
3	Federal National Mortgage Assn.	1.375%	10/7/21	44,250	43,832
3	Federal National Mortgage Assn.	2.000%	1/5/22	101,000	101,514
3	Federal National Mortgage Assn.	2.625%	1/11/22	10,798	11,019
3	Federal National Mortgage Assn.	1.875%	4/5/22	61,000	61,119
3	Federal National Mortgage Assn.	2.250%	4/12/22	23,810	24,098

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Federal National Mortgage Assn.	2.000%	10/5/22	69,818	70,254
3	Federal National Mortgage Assn.	2.375%	1/19/23	25,381	25,893
3	Federal National Mortgage Assn.	2.875%	9/12/23	50,000	52,087
3	Federal National Mortgage Assn.	2.500%	2/5/24	45,214	46,530
3	Federal National Mortgage Assn.	2.625%	9/6/24	8,755	9,086
3	Federal National Mortgage Assn.	2.125%	4/24/26	51,802	52,196
3	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	30,109
3	Federal National Mortgage Assn.	6.250%	5/15/29	17,526	23,669
3	Federal National Mortgage Assn.	7.125%	1/15/30	8,850	12,829
3	Federal National Mortgage Assn.	7.250%	5/15/30	32,760	48,292
3	Federal National Mortgage Assn.	6.625%	11/15/30	27,435	39,225
3	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	4,792
3	Federal National Mortgage Assn.	6.210%	8/6/38	300	450
	Private Export Funding Corp.	2.300%	9/15/20	2,575	2,587
	Private Export Funding Corp.	4.300%	12/15/21	7,760	8,204
	Private Export Funding Corp.	2.800%	5/15/22	1,125	1,152
	Private Export Funding Corp.	2.050%	11/15/22	15,525	15,582
	Private Export Funding Corp.	3.550%	1/15/24	16,425	17,527
	Private Export Funding Corp.	2.450%	7/15/24	4,955	5,053
	Private Export Funding Corp.	3.250%	6/15/25	1,575	1,671
	Resolution Funding Corp.	8.875%	7/15/20	100	107
	Tennessee Valley Authority	3.875%	2/15/21	5,395	5,567
	Tennessee Valley Authority	1.875%	8/15/22	3,875	3,867
	Tennessee Valley Authority	2.875%	9/15/24	12,231	12,716
	Tennessee Valley Authority	6.750%	11/1/25	19,581	24,974
	Tennessee Valley Authority	2.875%	2/1/27	25,750	26,820
	Tennessee Valley Authority	7.125%	5/1/30	9,625	13,887
	Tennessee Valley Authority	4.700%	7/15/33	6,375	7,903
	Tennessee Valley Authority	4.650%	6/15/35	4,000	4,944
	Tennessee Valley Authority	5.880%	4/1/36	6,795	9,373
	Tennessee Valley Authority	6.150%	1/15/38	665	973
	Tennessee Valley Authority	5.500%	6/15/38	1,436	1,974
	Tennessee Valley Authority	5.250%	9/15/39	15,248	20,266
	Tennessee Valley Authority	4.875%	1/15/48	14,320	18,997
	Tennessee Valley Authority	5.375%	4/1/56	5,585	8,255
	Tennessee Valley Authority	4.625%	9/15/60	8,838	11,772
	Tennessee Valley Authority	4.250%	9/15/65	8,050	10,117
					2,170,293
Conventional Mortgage-Backed Securities (21.5%)
3,4	Fannie Mae Pool	2.000%	11/1/27–11/1/31	67,468	67,198
3,4	Fannie Mae Pool	2.500%	11/1/26–10/1/46	843,611	850,560
3,4,5	Fannie Mae Pool	3.000%	11/1/20–5/1/49	3,226,234	3,275,570
3,4,5	Fannie Mae Pool	3.500%	5/1/20–6/1/49	4,253,085	4,384,670
3,4	Fannie Mae Pool	4.000%	7/1/19–6/1/49	3,969,295	4,129,538
3,4	Fannie Mae Pool	4.500%	7/1/19–5/1/49	1,585,140	1,671,773
3,4	Fannie Mae Pool	5.000%	7/1/19–5/1/49	486,271	520,794
3,4	Fannie Mae Pool	5.500%	7/1/19–2/1/42	246,239	267,767
3,4	Fannie Mae Pool	6.000%	7/1/19–5/1/41	153,741	169,450
3,4	Fannie Mae Pool	6.500%	10/1/21–5/1/40	38,566	42,437
3,4	Fannie Mae Pool	7.000%	8/1/27–12/1/38	9,579	11,114
3,4	Fannie Mae Pool	7.500%	7/1/30–12/1/32	115	129
3,4	Fannie Mae Pool	8.000%	12/1/29	12	14
3,4	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	38,348	38,058
3,4	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	665,408	670,924

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,4	Freddie Mac Gold Pool	3.000%	4/1/21–5/1/49	2,201,880	2,234,709
3,4	Freddie Mac Gold Pool	3.500%	12/1/20–5/1/49	2,774,311	2,861,046
3,4	Freddie Mac Gold Pool	4.000%	7/1/19–5/1/49	2,405,822	2,501,210
3,4	Freddie Mac Gold Pool	4.500%	7/1/19–5/1/49	976,060	1,028,942
3,4	Freddie Mac Gold Pool	5.000%	7/1/19–5/1/49	281,396	301,123
3,4	Freddie Mac Gold Pool	5.500%	7/1/19–6/1/41	125,210	136,531
3,4	Freddie Mac Gold Pool	6.000%	7/1/19–5/1/40	60,988	67,317
3,4	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	15,166	16,617
3,4	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	5,646	6,281
3,4	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	54	60
3,4	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	80	89
3,4	Freddie Mac Gold Pool	8.500%	6/1/25	15	16
3,4	Freddie Mac Pool	3.000%	1/1/48–3/1/48	76,355	77,026
3,4	Freddie Mac Pool	3.500%	2/1/34	39,000	40,250
4	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	114,855	117,583
4	Ginnie Mae I Pool	3.500%	11/15/25–7/1/49	136,270	141,201
4	Ginnie Mae I Pool	4.000%	6/15/24–7/1/49	189,490	198,580
4,5	Ginnie Mae I Pool	4.500%	3/15/20–7/1/49	170,334	181,475
4	Ginnie Mae I Pool	5.000%	10/15/19–11/15/46	92,024	98,053
4	Ginnie Mae I Pool	5.500%	10/15/19–6/15/41	44,407	47,508
4	Ginnie Mae I Pool	6.000%	1/15/26–6/15/41	32,133	35,300
4	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	7,701	8,455
4	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	385	440
4	Ginnie Mae I Pool	7.500%	12/15/23	9	10
4	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	29	33
4	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	89,988	90,789
4	Ginnie Mae II Pool	3.000%	10/20/26–7/1/49	2,125,160	2,177,304
4,5	Ginnie Mae II Pool	3.500%	9/20/25–8/1/49	3,815,697	3,951,673
4,5	Ginnie Mae II Pool	4.000%	9/20/25–7/1/49	2,737,409	2,855,860
4,5	Ginnie Mae II Pool	4.500%	8/20/33–7/1/49	1,513,094	1,586,592
4,5	Ginnie Mae II Pool	5.000%	12/20/32–7/1/49	569,150	599,787
4	Ginnie Mae II Pool	5.500%	8/20/23–1/20/49	71,108	76,056
4	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	21,798	23,874
4	Ginnie Mae II Pool	6.500%	10/20/28–11/20/39	7,246	8,280
4	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	1,181	1,398
4,5	UMBS TBA	3.000%	6/1/34–7/1/49	98,275	99,089
4,5	UMBS TBA	3.500%	7/1/49	598,725	612,100
4,5	UMBS TBA	4.000%	7/1/34–7/1/49	390,810	404,040
4,5	UMBS TBA	4.500%	6/1/49–7/1/49	307,720	321,518
4,5	UMBS TBA	5.000%	7/1/49	48,150	50,881
					39,059,092
Nonconventional Mortgage-Backed Securities (0.0%)
3,4	Fannie Mae Pool	2.133%	3/1/43	3,337	3,328
3,4	Fannie Mae Pool	2.272%	7/1/43	3,463	3,467
3,4	Fannie Mae Pool	2.433%	9/1/43	442	441
3,4	Fannie Mae Pool	3.366%	8/1/42	1,493	1,492
3,4	Fannie Mae Pool	3.451%	4/1/41	517	520
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.155%	4.780%	12/1/37	379	392
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.238%	4.488%	7/1/38	76	81
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.268%	4.806%	12/1/35	233	246
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.313%	5.029%	1/1/35	185	198
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.290%	4.256%	12/1/41	732	755
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.310%	4.080%	9/1/37	1,300	1,336
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.392%	4.147%	10/1/37	163	168

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.533%	4.321%	7/1/36	162	168
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.553%	4.428%	12/1/33	110	117
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.583%	4.458%	11/1/33	68	73
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.623%	4.748%	2/1/36	170	174
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.752%	3/1/38	85	88
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.634%	4.385%	8/1/35	247	263
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.635%	4.510%	11/1/36	66	70
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.658%	4.408%	7/1/35	189	199
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.660%	4.410%	9/1/40	122	129
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	13	14
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.669%	4.721%	4/1/36	78	81
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.673%	4.423%	10/1/37	490	506
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.687%	4.490%	6/1/42	1,245	1,300
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.687%	4.579%	1/1/42	1,111	1,149
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.440%	9/1/42	1,068	1,115
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.525%	10/1/39	254	265
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.622%	5/1/40	250	263
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.445%	7/1/39	93	97
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.476%	8/1/40	165	173
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.644%	12/1/40	274	289
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.705%	4.570%	11/1/39	127	134
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.717%	4.752%	1/1/37	143	153
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.718%	2.172%	10/1/42	1,021	1,086
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.728%	4.581%	9/1/34	108	111
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.744%	4.593%	11/1/39	408	426
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.746%	4.533%	7/1/41	961	1,016
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.748%	4.787%	5/1/35	109	115
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.548%	10/1/40	248	262
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.875%	2/1/36	170	181
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.770%	4.779%	5/1/42	366	383
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.778%	4.655%	6/1/41	176	186
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.780%	4.905%	2/1/41	391	411
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.850%	3/1/42	935	988
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.799%	4.599%	3/1/42	755	809
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.680%	11/1/41	665	709
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.685%	11/1/39–10/1/40	831	873
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.810%	11/1/33–12/1/40	651	688
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.646%	11/1/41	522	552
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.779%	1/1/42	606	638
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.688%	12/1/41	474	503
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.690%	11/1/40–12/1/40	689	728
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.693%	5/1/41	441	465
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.940%	2/1/41	411	435
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.724%	12/1/40	318	334
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.887%	3/1/41	604	636
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.822%	4.902%	2/1/41	266	268
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.823%	4.609%	9/1/40	680	718
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.672%	12/1/39	426	444
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.825%	3/1/41	589	629
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.826%	4.576%	7/1/38	82	84
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	554	587
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.859%	1/1/40	292	304
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.590%	8/1/39	256	271
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.860%	4.743%	5/1/40	125	129

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.733%	11/1/34	358	382
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.909%	4.784%	4/1/37	195	206
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.912%	4.787%	5/1/36	22	23
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.965%	5.009%	4/1/37	19	20
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 2.130%	4.975%	10/1/36	137	148
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.057%	3.766%	4/1/37	629	651
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.530%	4.410%	12/1/43	1,064	1,143
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.590%	2.176%	6/1/43	2,171	2,188
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.643%	4.488%	8/1/39	825	846
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.661%	2.452%	10/1/42	1,068	1,076
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.700%	4.472%	7/1/37	144	153
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.703%	3.392%	9/1/43	1,786	1,827
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.720%	4.720%	5/1/42	1,365	1,431
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.786%	4.693%	7/1/42	762	821
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.801%	4.700%	2/1/42	2,344	2,494
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.715%	8/1/37	176	185
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.859%	4.703%	2/1/42	995	1,064
3,4	Freddie Mac Non Gold Pool	4.515%	5/1/42	198	200
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.526%	11/1/36	74	76
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.744%	11/1/34	346	363
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.750%	5/1/36	178	187
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.991%	2/1/36	76	79
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.409%	5.061%	10/1/36	259	274
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.549%	5.173%	3/1/37	39	39
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 0.985%	3.735%	10/1/37	22	22
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	4.695%	3/1/37	10	11
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	4.625%	1/1/38	39	41
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.630%	4.655%	3/1/37	45	46
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	4.257%	11/1/43	1,254	1,295
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	4.528%	12/1/36	143	152
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	4.476%	10/1/37	372	388
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.768%	2/1/37	80	85
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.709%	4.556%	9/1/37	117	120
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	4.741%	1/1/35	22	23
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	4.617%	12/1/36	157	162
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	4.738%	12/1/40	1,020	1,060

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.625%	5/1/38	33	34
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.684%	12/1/41	476	501
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	4.640%	12/1/36	42	45
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	4.689%	4/1/35	1	2
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.796%	4.703%	12/1/34	110	112
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.798%	4.715%	6/1/37	274	293
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.834%	4.689%	12/1/35	177	186
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	4.590%	6/1/37	27	29
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.849%	4.606%	3/1/42	570	602
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.862%	4.826%	2/1/42	182	191
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.865%	4.614%	8/1/37	82	85
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.630%	6/1/40	191	197
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.722%	6/1/41	187	195
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.755%	5/1/40–11/1/40	401	415
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.756%	6/1/40	309	326
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.880%	12/1/40	124	128
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.981%	1/1/41	665	698
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	5.005%	3/1/41	138	147
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.885%	4.635%	7/1/38	65	66
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	4.983%	2/1/42	594	598
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	4.648%	9/1/40	652	685
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.730%	6/1/40	394	407
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.775%	11/1/40	350	362
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.939%	1/1/41	114	120
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	5.035%	2/1/41	652	695
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.976%	4.917%	1/1/37	113	120
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.977%	4.851%	5/1/37	724	751

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	5.120%	3/1/37	146	155
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.000%	4.750%	7/1/35	21	23
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	5.210%	3/1/38	25	26
3,4,6	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	4.021%	6/1/37	92	94
3,4,6	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	4.422%	3/1/37	11	11
3,4,6	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	4.447%	1/1/37	241	254
4,6	Ginnie Mae II Pool, 1 YR CMT + 1.500%	3.500%	5/20/43	346	351
4,6	Ginnie Mae II Pool, 1 YR CMT + 1.500%	3.625%	6/20/29–6/20/43	4,530	4,680
4,6	Ginnie Mae II Pool, 1 YR CMT + 1.500%	3.750%	7/20/41–8/20/41	2,934	3,029
4,6	Ginnie Mae II Pool, 1 YR CMT + 1.500%	4.000%	7/20/38–3/20/43	8,029	8,322
4,6	Ginnie Mae II Pool, 1 YR CMT + 1.500%	4.125%	10/20/38–12/20/43	6,617	6,857
4,6	Ginnie Mae II Pool, 1 YR CMT + 2.000%	4.125%	5/20/41	113	116
4,6	Ginnie Mae II Pool, 1 YR CMT + 2.000%	4.250%	5/20/41	182	188
4,6	Ginnie Mae II Pool, 1 YR CMT + 2.000%	4.625%	11/20/40	67	71
					86,661
Total U.S. Government and Agency Obligations (Cost $116,273,756)					118,997,767
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
4	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	5,105	5,089
4	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	2,568	2,560
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	4,750	4,757
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,450	1,460
4	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	1,375	1,389
4	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	1,925	1,969
4	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	12,500	12,540
4	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	1,450	1,456
4	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	18,450	18,581
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	4,925	5,035
4	American Express Credit Account Master Trust 2017-1	1.930%	9/15/22	10,100	10,077
4	American Express Credit Account Master Trust 2017-3	1.770%	11/15/22	22,400	22,314
4	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	16,125	16,119
4	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	9,825	9,926
4	American Express Credit Account Master Trust 2018-1	2.670%	10/17/22	12,250	12,288
4	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	11,025	11,447
4	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	14,175	14,416
4	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	9,000	9,231
4	AmeriCredit Automobile Receivables Trust 2016-3	1.460%	5/10/21	153	153
4	AmeriCredit Automobile Receivables Trust 2017-2	1.980%	12/20/21	992	990

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	3,126	3,119
4	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	4,075	4,108
4	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	2,456	2,496
4	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	1,650	1,694
4	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	3,950	4,002
4	BA Credit Card Trust 2017-A1	1.950%	8/15/22	10,000	9,978
4	BA Credit Card Trust 2018-A1	2.700%	7/17/23	20,100	20,281
4	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	1,425	1,486
4	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	2,525	2,689
4	Banc of America Commercial Mortgage Trust 2017-BNK3	3.116%	2/15/50	500	510
4	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	7,560	8,032
4	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	2,800	2,924
4	BANK 2017 - BNK4	3.625%	5/15/50	5,950	6,344
4	BANK 2017 - BNK5	3.390%	6/15/60	7,000	7,350
4	BANK 2017 - BNK5	3.624%	6/15/60	3,500	3,640
4	BANK 2017 - BNK6	3.518%	7/15/60	9,408	9,966
4	BANK 2017 - BNK6	3.741%	7/15/60	9,929	10,303
4	BANK 2017 - BNK7	3.175%	9/15/60	7,575	7,823
4	BANK 2017 - BNK7	3.435%	9/15/60	4,690	4,940
4	BANK 2017 - BNK7	3.748%	9/15/60	5,225	5,483
4	BANK 2017 - BNK8	3.488%	11/15/50	5,925	6,270
4	BANK 2017 - BNK8	3.731%	11/15/50	1,000	1,057
4	BANK 2017 - BNK9	3.279%	11/15/54	6,100	6,352
4	BANK 2017 - BNK9	3.538%	11/15/54	5,925	6,285
4	BANK 2018 - BN10	3.641%	2/15/61	1,425	1,516
4	BANK 2018 - BN10	3.688%	2/15/61	10,900	11,706
4	BANK 2018 - BN10	3.898%	2/15/61	1,650	1,754
4	BANK 2018 - BN11	4.046%	3/15/61	4,300	4,737
4	BANK 2018 - BN12	4.255%	5/15/61	5,125	5,733
4	BANK 2018 - BN12	4.491%	5/15/61	1,650	1,816
4	BANK 2018 - BN13	4.217%	8/15/61	6,225	6,949
4	BANK 2018 - BN14	4.128%	9/15/60	5,725	6,133
4	BANK 2018 - BN14	4.231%	9/15/60	9,850	11,014
4	BANK 2018 - BN14	4.481%	9/15/60	2,600	2,880
4	BANK 2018 - BN15	4.407%	11/15/61	9,060	10,272
4	BANK 2019 - BN16	4.005%	2/15/52	6,850	7,548
4	BANK 2019 - BN17	3.714%	4/15/52	5,070	5,467
4	BANK 2019 - BN17	3.976%	4/15/52	2,125	2,264
4	BANK 2019 - BN18	3.584%	5/15/62	16,725	17,840
4	BANK 2019 - BN18	3.826%	5/15/62	2,050	2,159
4	Bank Of America Credit Card Trust 2018-A2	3.000%	9/15/23	18,200	18,519
4	Bank Of America Credit Card Trust 2018-A3	3.100%	12/15/23	6,750	6,896
	Bank of Nova Scotia	1.875%	4/26/21	5,225	5,212
4	Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	4,925	4,923

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	10,825	11,533
4	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	2,900	3,046
4	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	10,175	11,386
4	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	17,100	18,087
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	4,700	5,030
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,050	2,188
4	BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	4,150	4,335
4	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	12,645	13,745
4	BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	5,675	6,145
4	BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	3,875	4,074
4	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	10,250	11,264
4	BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	18,000	19,926
4	BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	4,000	4,408
4	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	14,650	16,337
4	BENCHMARK 2018-B5 Mortgage Trust	4.419%	7/15/51	1,750	1,944
4	BENCHMARK 2018-B6 Mortgage Trust	4.203%	10/10/51	5,650	6,062
4	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	7,075	7,927
4	BENCHMARK 2018-B6 Mortgage Trust	4.441%	10/10/51	2,175	2,424
4	BENCHMARK 2018-B7 Mortgage Trust	4.377%	5/15/53	2,225	2,403
4	BENCHMARK 2018-B7 Mortgage Trust	4.510%	5/15/53	16,050	18,323
4	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	12,500	14,003
4	BENCHMARK 2018-B8 Mortgage Trust	4.532%	1/15/52	4,000	4,496
4	BENCHMARK 2019-B10 Mortgage Trust	3.717%	3/15/62	7,425	8,007
4	BENCHMARK 2019-B10 Mortgage Trust	3.979%	3/15/62	3,200	3,452
4	BENCHMARK 2019-B11 Mortgage Trust	3.542%	5/15/52	12,550	13,352
4	BENCHMARK 2019-B11 Mortgage Trust	3.784%	5/15/52	3,350	3,560
4	BENCHMARK 2019-B9 Mortgage Trust	4.016%	3/15/52	6,509	7,176
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	2,549	2,546
4	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	6,750	6,757
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,375	1,386
4	Cantor Commercial Real Estate Lending 2019-CF1	3.786%	5/15/52	5,705	6,151
4	Capital Auto Receivables Asset Trust 2016-2	1.630%	1/20/21	950	949
4	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	1,300	1,297
4	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	5,025	5,083
4	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	1,675	1,703
4	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	7,825	7,820
4	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	4,950	4,949
4	Capital One Multi-Asset Execution Trust 2016-A4	1.330%	6/15/22	7,250	7,240
4	Capital One Multi-Asset Execution Trust 2016-A6	1.820%	9/15/22	7,100	7,088
4	Capital One Multi-Asset Execution Trust 2017-A1	2.000%	1/17/23	6,900	6,888
4	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	7,025	7,093
4	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	11,300	11,278
4	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	9,400	9,482
4	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	5,250	5,347

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	3,350	3,411
4	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	318	318
4	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	509	508
4	CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	4	4
4	CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	1,250	1,248
4	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	985	982
4	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	1,030	1,024
4	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	3,350	3,351
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,350	2,364
4	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	3,550	3,569
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	900	913
4	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	3,275	3,313
4	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,025	2,079
4	CD 2006-CD3 Commercial Mortgage Trust	5.648%	10/15/48	2,141	2,166
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	5,650	5,689
4	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	5,000	5,302
4	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,862	1,948
4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	14,220	15,168
4	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	3,706	3,915
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	4,400	4,659
4	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	3,146
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,684
4	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	2,400	2,497
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	4,825	5,087
4	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	2,825	2,972
4	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	12,750	14,258
4	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	134	135
4	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	5,300	5,436
4	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	3,650	3,904
4	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	5,050	5,221
4	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	3,600	3,781
4	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	9,400	9,705
4	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	3,000	3,161
4	Chase Issuance Trust 2012-A4	1.580%	8/15/21	5,500	5,494
4	Chase Issuance Trust 2012-A7	2.160%	9/15/24	12,805	12,846
4	Chase Issuance Trust 2014-A2	2.770%	3/15/23	7,550	7,646
4	Chase Issuance Trust 2015-A4	1.840%	4/15/22	5,400	5,386
4	Chase Issuance Trust 2016-A4	1.490%	7/15/22	6,125	6,084
4	Chase Issuance Trust 2016-A5	1.270%	7/15/21	7,200	7,197
4	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	15,000	15,181
4	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	6,525	6,599
4	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	18,925	18,923
4	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	7,175	7,194
4	Citibank Credit Card Issuance Trust 2017-A9	1.800%	9/20/21	14,300	14,280
4	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	19,200	19,292
4	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	20,500	21,466
4	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	3,832	3,905
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	2,300	2,359

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	1,300	1,343
4	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	686	709
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	1,200	1,292
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	1,700	1,830
4	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	489	503
4	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	1,825	1,953
4	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	750	813
4	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	750	819
4	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	708	733
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	1,150	1,229
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	955	1,023
4	Citigroup Commercial Mortgage Trust 2014-GC21	3.477%	5/10/47	370	382
4	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	1,675	1,778
4	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	1,350	1,425
4	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	2,725	2,872
4	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	5,650	5,961
4	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	7,425	7,650
4	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	3,025	3,135
4	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	1,406	1,407
4	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	2,937	3,021
4	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	2,925	3,118
4	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	3,375	3,603
4	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	2,075	2,123
4	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	3,950	4,100
4	Citigroup Commercial Mortgage Trust 2016-C2	2.832%	8/10/49	2,500	2,535
4	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	7,150	7,584
4	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	2,350	2,395

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	9,900	10,413
4	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	1,950	2,034
4	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	5,925	6,254
4	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	1,575	1,666
4	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	2,300	2,423
4	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	12,275	13,465
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	1,285	1,312
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	1,825	1,886
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	5,334	5,398
4,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	2,195	2,247
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,300	6,399
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,524
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	660	707
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	1,196	1,232
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,750	1,866
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,490	6,976
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,310	1,413
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	81	81
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	953	983
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	1,500	1,575
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,125	1,196
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	750	799
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	350	369
4	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	11	11
4	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	341	352
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	3,700	3,970
4	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,100	1,183
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	1,744	1,783
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	1,343	1,381
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,888	1,976
4	COMM 2013-CCRE9 Mortgage Trust	4.374%	7/10/45	2,295	2,460
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	2,020	2,162
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,981	4,064
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,184	2,243
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	1,106	1,105
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	2,450	2,636
4	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	2,725	2,914
4	COMM 2014-CCRE14 Mortgage Trust	4.788%	2/10/47	2,650	2,831
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	800	801
4	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	877	905
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	1,737	1,858
4	COMM 2014-CCRE15 Mortgage Trust	4.849%	2/10/47	869	946
4	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,454	1,488
4	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	1,975	2,110
4	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	935	963
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,425	2,595
4	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	955	1,006
4	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	2,887	2,957

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	975	1,037
4	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,281	1,355
4	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	5,775	6,143
4	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	1,550	1,645
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	1,525	1,607
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	5,601	5,864
4	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	5,225	5,590
4	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	1,699	1,700
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,550	1,659
4	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	153	153
4	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	615	632
4	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	1,699	1,809
4	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	475	500
4	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	301	320
4	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	3,075	3,268
4	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	6,000	6,345
4	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	1,502	1,584
4	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	4,575	4,877
4	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	2,453	2,453
4	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	3,850	3,973
4	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	7,500	7,933
4	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,275	2,383
4	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	1,853	1,854
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	5,325	5,556
4	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	1,900	1,980
4	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	2,200	2,264
4	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	3,250	3,423
4	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	1,450	1,526
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	3,500	3,739
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	7,125	7,563
4	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	3,575	3,708
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,775	4,003
4	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	750	767
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	4,000	4,148
4	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	1,775	1,843
4	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	5,350	5,718
4	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	4,375	4,566
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	3,750	3,937
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	1,900	2,001
4	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	1,525	1,595
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	4,700	4,917
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	1,800	1,900
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	2,772	2,867
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	3,550	3,756
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.250%	8/15/48	1,625	1,700
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	2,200	2,296
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	2,850	3,039
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	7,325	7,660
4	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	7,800	8,118
4	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	5,925	6,226
4	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	4,175	4,386
4	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	12,250	13,379
4	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	5,425	5,995
4	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	10,450	11,469

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	12,500	12,957
4	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	2,600	2,709
4	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	3,075	3,129
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	5,700	5,962
4	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	1,600	1,662
4	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	9,175	9,153
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	6,950	6,955
4	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	7,300	7,367
4	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	10,175	10,502
4	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	3,643	3,650
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	4,900	4,946
4	Drive Auto Receivables Trust 2018-4	3.360%	10/17/22	4,765	4,785
3,4	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	188	188
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	3,713	3,789
3,4	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	9,689	9,949
3,4	Fannie Mae-Aces 2013-M12	2.485%	3/25/23	6,444	6,505
3,4	Fannie Mae-Aces 2013-M14	2.707%	4/25/23	5,205	5,264
3,4	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	11,047	11,530
3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	345	346
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	2,990	3,004
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	9,332	9,415
3,4	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	1,161	1,171
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	4,500	4,666
3,4	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	10,875	11,440
3,4	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	5,156	5,435
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	5,650	5,920
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	6,884	6,944
3,4	Fannie Mae-Aces 2014-M7	3.384%	6/25/24	9,535	10,022
3,4	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	1,102	1,105
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	5,850	6,065
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	6,825	7,099
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	10,000	10,128
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	2,750	2,866
3,4	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	7,025	7,223
3,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	8,825	9,112
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	6,484	6,616
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	3,700	3,781
3,4	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	3,647	3,678
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	6,650	6,752
3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	2,505	2,516
3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	8,100	8,349
3,4	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	9,650	9,606
3,4	Fannie Mae-Aces 2016-M12	2.527%	9/25/26	9,400	9,268
3,4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	6,078	6,085
3,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	3,639	3,709
3,4	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	3,525	3,563
3,4	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	7,900	7,933
3,4	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	5,150	5,177
3,4	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	1,700	1,700
3,4	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	2,825	2,842
3,4	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	14,000	13,883
3,4	Fannie Mae-Aces 2017-M1	2.496%	10/25/26	10,300	10,288
3,4	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	4,280	4,352
3,4	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	5,100	5,269

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,4	Fannie Mae-Aces 2017-M12	3.184%	6/25/27	12,575	13,103
3,4	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	11,675	12,131
3,4	Fannie Mae-Aces 2017-M2	2.878%	2/25/27	7,000	7,163
3,4	Fannie Mae-Aces 2017-M3	2.567%	12/25/26	12,300	12,322
3,4	Fannie Mae-Aces 2017-M4	2.672%	12/25/26	11,290	11,385
3,4	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	6,500	6,704
3,4	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	21,979	22,812
3,4	Fannie Mae-Aces 2018-M12	3.776%	8/25/30	15,800	17,233
3,4	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	11,725	12,694
3,4	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	18,750	19,332
3,4	Fannie Mae-Aces 2018-M4	3.144%	3/25/28	7,361	7,669
3,4	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	4,100	4,271
3,4	Fannie Mae-Aces 2018-M8	3.436%	6/25/28	4,478	4,764
3,4	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	9,700	10,516
3,4	Fannie Mae-Aces 2019-M1	3.673%	9/25/28	6,025	6,527
3,4	Fannie Mae-Aces 2019-M2	3.753%	11/25/28	9,250	10,072
3,4	Fannie Mae-Aces 2019-M5	3.273%	1/25/29	8,325	8,806
3,4	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	10,450	10,981
3,4	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	5,250	5,408
3,4	FHLMC Multifamily Structured Pass Through Certificates K004	4.186%	8/25/19	791	791
3,4	FHLMC Multifamily Structured Pass Through Certificates K011	4.084%	11/25/20	1,611	1,645
3,4	FHLMC Multifamily Structured Pass Through Certificates K012	4.186%	12/25/20	2,725	2,792
3,4	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	4,562	4,673
3,4	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	12,413	12,622
3,4	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	5,430	5,449
3,4	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	13,400	13,501
3,4	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	8,300	8,372
3,4	FHLMC Multifamily Structured Pass Through Certificates K022	2.355%	7/25/22	575	580
3,4	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	11,500	11,650
3,4	FHLMC Multifamily Structured Pass Through Certificates K028	3.111%	2/25/23	8,625	8,914
3,4	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	11,425	11,895
3,4	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	5,206	5,259
3,4	FHLMC Multifamily Structured Pass Through Certificates K030	3.250%	4/25/23	11,425	11,872
3,4	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	11,906	12,407
3,4	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	3,217	3,273
3,4	FHLMC Multifamily Structured Pass Through Certificates K032	3.310%	5/25/23	6,420	6,695

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	6,475	6,564
3,4	FHLMC Multifamily Structured Pass Through Certificates K033	3.060%	7/25/23	12,875	13,308
3,4	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	10,633	11,178
3,4	FHLMC Multifamily Structured Pass Through Certificates K035	3.458%	8/25/23	12,575	13,190
3,4	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	400	421
3,4	FHLMC Multifamily Structured Pass Through Certificates K037	3.490%	1/25/24	475	501
3,4	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	2,218	2,239
3,4	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	5,425	5,704
3,4	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	1,627	1,646
3,4	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	2,600	2,730
3,4	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	2,823	2,878
3,4	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	9,300	9,750
3,4	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	9,600	10,046
3,4	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	1,417	1,418
3,4	FHLMC Multifamily Structured Pass Through Certificates K042	2.670%	12/25/24	7,225	7,383
3,4	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	1,465	1,481
3,4	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	5,600	5,833
3,4	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	2,960	2,995
3,4	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	5,800	6,031
3,4	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	5,800	6,091
3,4	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	1,413	1,440
3,4	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	4,450	4,704
3,4	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	6,650	7,014
3,4	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	3,850	4,005
3,4	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	6,375	6,743
3,4	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	4,150	4,347
3,4	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	2,450	2,545

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	6,350	6,502
3,4	FHLMC Multifamily Structured Pass Through Certificates K055	2.673%	3/25/26	7,500	7,649
3,4	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	5,325	5,379
3,4	FHLMC Multifamily Structured Pass Through Certificates K057	2.570%	7/25/26	9,375	9,489
3,4	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	5,800	5,901
3,4	FHLMC Multifamily Structured Pass Through Certificates K059	3.120%	9/25/26	5,000	5,235
3,4	FHLMC Multifamily Structured Pass Through Certificates K060	3.300%	10/25/26	8,000	8,476
3,4	FHLMC Multifamily Structured Pass Through Certificates K061	3.347%	11/25/26	17,600	18,705
3,4	FHLMC Multifamily Structured Pass Through Certificates K062	3.413%	12/25/26	18,250	19,488
3,4	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	16,200	17,316
3,4	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	15,580	16,436
3,4	FHLMC Multifamily Structured Pass Through Certificates K065	3.243%	4/25/27	17,557	18,544
3,4	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	5,840	6,119
3,4	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	7,823	8,268
3,4	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	8,875	9,346
3,4	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	2,875	3,053
3,4	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	3,950	4,191
3,4	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	4,525	4,855
3,4	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	6,975	7,590
3,4	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	4/25/28	16,500	18,284
3,4	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	11,750	13,045
3,4	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	13,500	15,014
3,4	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	16,175	17,815
3,4	FHLMC Multifamily Structured Pass Through Certificates K085	4.060%	10/25/28	6,575	7,389
3,4	FHLMC Multifamily Structured Pass Through Certificates K087	3.591%	10/25/27	1,285	1,366
3,4	FHLMC Multifamily Structured Pass Through Certificates K088	3.690%	1/25/29	12,725	13,938
3,4	FHLMC Multifamily Structured Pass Through Certificates K089	3.563%	1/25/29	11,000	11,933

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structured Pass Through Certificates K092	3.298%	4/25/29	10,450	11,119
3,4	FHLMC Multifamily Structured Pass Through Certificates K1511	3.470%	3/25/31	4,150	4,482
3,4	FHLMC Multifamily Structured Pass Through Certificates K1511	3.542%	3/25/34	10,275	11,104
3,4	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	3,500	3,620
3,4	FHLMC Multifamily Structured Pass Through Certificates K153	3.294%	3/25/29	14,900	15,817
3,4	FHLMC Multifamily Structured Pass Through Certificates K153	3.117%	10/25/31	8,100	8,403
3,4	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	4,100	4,511
3,4	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	8,900	9,829
3,4	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	2,925	3,274
3,4	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	3,775	4,252
3,4	FHLMC Multifamily Structured Pass Through Certificates K503	2.456%	8/25/19	330	330
3,4	FHLMC Multifamily Structured Pass Through Certificates K504	2.566%	9/25/20	3,355	3,354
3,4	FHLMC Multifamily Structured Pass Through Certificates K711	1.730%	7/25/19	1,426	1,423
3,4	FHLMC Multifamily Structured Pass Through Certificates K712	1.869%	11/25/19	3,924	3,914
3,4	FHLMC Multifamily Structured Pass Through Certificates K713	2.313%	3/25/20	17,862	17,829
3,4	FHLMC Multifamily Structured Pass Through Certificates K714	3.034%	10/25/20	12,813	12,913
3,4	FHLMC Multifamily Structured Pass Through Certificates K716	2.413%	1/25/21	863	859
3,4	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	12,830	13,018
3,4	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	12,975	13,166
3,4	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	5,379	5,396
3,4	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	6,800	6,895
3,4	FHLMC Multifamily Structured Pass Through Certificates K722	2.183%	5/25/22	1,921	1,925
3,4	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	10,225	10,892
3,4	FHLMC Multifamily Structured Pass Through Certificates K734	3.208%	2/25/26	16,725	17,598
3,4	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	7,000	7,226
3,4	FHLMC Multifamily Structures Pass Through Certificates K073	3.350%	1/25/28	8,000	8,523
3,4	FHLMC Multifamily Structures Pass Through Certificates K074	3.600%	1/25/28	10,275	11,137

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structures Pass Through Certificates K077	3.850%	5/25/28	22,000	24,290
3,4	FHLMC Multifamily Structures Pass Through Certificates K078	3.854%	6/25/28	5,200	5,744
3,4	FHLMC Multifamily Structures Pass Through Certificates K079	3.926%	6/25/28	31,350	34,835
3,4	FHLMC Multifamily Structures Pass Through Certificates K080	3.736%	4/25/28	2,953	3,184
3,4	FHLMC Multifamily Structures Pass Through Certificates K080	3.926%	7/25/28	12,000	13,342
3,4	FHLMC Multifamily Structures Pass Through Certificates K087	3.771%	12/25/28	8,100	8,922
3,4	FHLMC Multifamily Structures Pass Through Certificates K090	3.422%	2/25/29	9,625	10,330
3,4	FHLMC Multifamily Structures Pass Through Certificates K1504	3.424%	4/25/32	1,500	1,605
3,4	FHLMC Multifamily Structures Pass Through Certificates K1504	3.459%	11/25/32	2,175	2,333
3,4	FHLMC Multifamily Structures Pass Through Certificates K1510	3.718%	1/25/31	3,300	3,609
3,4	FHLMC Multifamily Structures Pass Through Certificates K1510	3.794%	1/25/34	5,350	5,911
3,4	FHLMC Multifamily Structures Pass Through Certificates K715	2.856%	1/25/21	4,168	4,195
3,4	FHLMC Multifamily Structures Pass Through Certificates K720	2.716%	6/25/22	4,550	4,619
3,4	FHLMC Multifamily Structures Pass Through Certificates K723	2.454%	8/25/23	4,650	4,700
3,4	FHLMC Multifamily Structures Pass Through Certificates K724	3.062%	11/25/23	9,200	9,513
3,4	FHLMC Multifamily Structures Pass Through Certificates K725	3.002%	1/25/24	16,500	17,041
3,4	FHLMC Multifamily Structures Pass Through Certificates K725	2.946%	7/25/24	14,700	15,162
3,4	FHLMC Multifamily Structures Pass Through Certificates K726	2.905%	4/25/24	7,800	8,023
3,4	FHLMC Multifamily Structures Pass Through Certificates K728	3.064%	8/25/24	11,850	12,287
3,4	FHLMC Multifamily Structures Pass Through Certificates K730	3.452%	9/25/24	1,068	1,102
3,4	FHLMC Multifamily Structures Pass Through Certificates K730	3.590%	1/25/25	12,100	12,883
3,4	FHLMC Multifamily Structures Pass Through Certificates K732	3.700%	5/25/25	10,450	11,200
3,4	FHLMC Multifamily Structures Pass Through Certificates KC02	3.370%	7/25/25	8,300	8,748
3,4	FHLMC Multifamily Structures Pass Through Certificates KC02	3.505%	3/25/29	3,100	3,357
3,4	FHLMC Multifamily Structures Pass Through Certificates KC02	2.982%	5/25/29	18,350	19,083
4	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	5,850	5,924
4	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	1,875	1,908
4	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	5,725	5,758
4	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	625	631

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	10,150	10,255
4	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	2,325	2,367
4	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	2,750	2,787
4	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	1,250	1,273
4	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	252	252
4	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	2,446	2,439
4	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	2,675	2,667
4	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	5,062	5,047
4	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	756	753
4	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	16,075	16,050
4	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	7,325	7,414
4	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	2,925	2,991
4	Ford Credit Floorplan Master Owner Trust A Series 2017-1	2.070%	5/15/22	6,450	6,429
4	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	4,170	4,165
4	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	4,310	4,361
4	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	10,200	10,349
4	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	9,275	9,573
4	GE Capital Credit Card Master Note Trust 2012-7	1.760%	9/15/22	5,644	5,631
4	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	5,700	5,708
4	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	1,250	1,256
4	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	2,100	2,112
4	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	850	861
4	GM Financial Automobile Leasing Trust 2019-2	2.670%	3/21/22	2,925	2,958
4	GM Financial Automobile Leasing Trust 2019-2	2.720%	3/20/23	1,350	1,370
4	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	4,900	4,957
4	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	4,075	4,174
4	GS Mortgage Securities Corporation II 2013-GC10	2.943%	2/10/46	3,744	3,819
4	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	1,500	1,533
4	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	6,326	6,473
4	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	3,058	3,114
4	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	2,930	2,967
4	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,310	1,342
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	2,255	2,318
4	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	966	992
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,114	1,148
4	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	639	659
4	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,150	1,235
4	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	11,250	11,993
4	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	2,750	2,884
4	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	1,529	1,569
4	GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	306	311

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,350	1,435
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	6,282	6,712
4	GS Mortgage Securities Trust 2014-GC24	4.650%	9/10/47	1,175	1,221
4	GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	585	586
4	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	2,275	2,349
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	7,475	7,888
4	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	1,325	1,401
4	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,125	1,178
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	4,150	4,333
4	GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	2,575	2,579
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	3,700	3,866
4	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	3,675	3,841
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	1,425	1,520
4	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	3,575	3,703
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	3,400	3,579
4	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	2,700	2,779
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	7,125	7,250
4	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	2,450	2,579
4	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	1,825	1,899
4	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	5,750	6,149
4	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	2,300	2,430
4	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	5,300	5,577
4	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,872	14,554
4	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,700	3,861
4	GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	4,175	4,448
§,4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	6,250	6,437
4	Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	5,062	5,046
4	Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	1,586	1,582
4	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	3,872	3,868
4	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	10,450	10,494
4	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	2,700	2,742
4	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	2,875	2,912
4	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	2,050	2,104
4	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	7,115	7,186
4	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	1,360	1,379
4	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	233	233
4	Hyundai Auto Receivables Trust 2016-A	1.560%	9/15/20	69	69
4	Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	1,260	1,255
4	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	2,250	2,228
4	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	2,650	2,671
4	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	3,250	3,316
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	3,723	3,842
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	9,656	9,814
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	3,816	3,906
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9	2.840%	12/15/47	2,250	2,288
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.143%	12/15/47	2,382	2,447
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	1,042	1,067

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	1,055	1,085
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	1,500	1,593
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	4,900	5,250
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	1,250	1,342
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	5.130%	12/15/46	1,250	1,355
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	6,766	6,917
4	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	2.872%	7/15/47	164	164
4	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.805%	7/15/47	575	610
4	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	2,825	3,048
4	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	8,900	9,042
4	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	3,700	3,945
4	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	2,950	3,122
4	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	3,600	3,666
4	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	2,000	2,114
4	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	2,800	2,943
4	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR4	4.029%	3/10/52	10,300	11,306
4	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	1,982	2,078
4	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.176%	7/15/45	655	689
4	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	803	828
4	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	2,640	2,818
4	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	740	788
4	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	425	438
4	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	3,920	4,193
4	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	2,010	2,147
4	JPMBB Commercial Mortgage Securities Trust 2013-C17	3.705%	1/15/47	1,033	1,069
4	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	4,320	4,640
4	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.458%	1/15/47	775	831

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	JPMBB Commercial Mortgage Securities Trust 2013-C17	5.054%	1/15/47	1,163	1,259
4	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	4,338	4,642
4	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	771	827
4	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.978%	2/15/47	935	1,007
4	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.046%	4/15/47	79	79
4	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	1,900	1,943
4	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	1,900	2,027
4	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	1,525	1,623
4	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	948	975
4	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	950	1,007
4	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.997%	8/15/47	575	606
4	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	5,850	6,210
4	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	1,550	1,643
4	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	2,919	3,121
4	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	1,722	1,836
4	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	889	889
4	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	1,525	1,610
4	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	2,750	2,893
4	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	6,825	7,219
4	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	1,900	2,013
4	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.019%	1/15/48	2,365	2,366
4	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	10,400	10,911
4	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	1,875	1,968
4	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	1,875	1,952
4	JPMBB Commercial Mortgage Securities Trust 2015-C27	2.734%	2/15/48	3,000	2,999
4	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	3,763	3,843
4	JPMBB Commercial Mortgage Securities Trust 2015-C28	2.773%	10/15/48	3,145	3,146

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.042%	10/15/48	1,400	1,430
4	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	1,125	1,163
4	JPMBB Commercial Mortgage Securities Trust 2015-C29	2.921%	5/15/48	2,228	2,233
4	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	2,903	2,991
4	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	2,900	3,067
4	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	3,675	3,813
4	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	3,600	3,853
4	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	1,850	1,984
4	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	1,709	1,779
4	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	1,841	1,969
4	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	4,625	4,782
4	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	3,575	3,787
4	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	2,610	2,795
4	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	2,925	3,028
4	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	10,725	11,475
4	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.876%	3/15/50	2,300	2,438
4	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.386%	6/13/52	9,375	9,818
4	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.669%	6/13/52	825	860
4	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	2,725	2,817
4	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	1,250	1,291
4	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.694%	3/15/50	13,000	13,927
4	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.858%	3/15/50	3,975	4,208
4	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	2,825	2,972
4	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.713%	10/15/50	1,775	1,863
4	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	10,300	11,444
4	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	1,250	1,379
4	Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	950	949
4	Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	4,300	4,297

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	3,550	3,552
4	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	600	601
4	Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	298	297
4	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	2,890	2,958
4	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	3,409	3,461
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.218%	7/15/46	400	426
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.299%	8/15/46	990	1,057
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.499%	8/15/46	490	519
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%	10/15/46	651	670
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	3,360	3,603
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	2.936%	11/15/46	12	12
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	2,200	2,351
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.920%	11/15/46	1,100	1,179
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	1,707	1,741
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	341	347
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	2,100	2,155
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	1,000	1,025
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	1,275	1,310
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	1,125	1,160
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	3.669%	2/15/47	2,716	2,767
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	3,050	3,261
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.912%	2/15/47	1,150	1,241
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	2.849%	6/15/47	10	10
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	774	794
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	2,875	3,060
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.497%	6/15/47	1,150	1,220
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.194%	10/15/47	2,318	2,318
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	1,000	1,068

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.582%	10/15/47	1,150	1,222
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.101%	12/15/47	3,677	3,680
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	2,000	2,059
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	3,275	3,440
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	1,875	1,916
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	6,650	6,897
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21	3.338%	3/15/48	1,500	1,563
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	3,750	3,840
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	2,950	3,072
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	1,875	1,944
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	2.982%	7/15/50	1,800	1,803
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	1,050	1,083
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	3,650	3,882
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	3,850	3,966
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	1,975	2,097
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	2,325	2,408
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	2,625	2,770
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	1,800	1,868
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	2,175	2,322
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	2,425	2,515
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	7,000	7,408
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.140%	5/15/49	1,500	1,547
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	750	782
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	7,300	7,392
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	9,400	9,661
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	7,600	8,124
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.994%	12/15/49	3,050	3,263

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	6,500	6,902
4	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	3,800	4,022
4	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	3,600	3,726
4	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	5,250	5,561
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	6,000	6,130
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	1,800	1,853
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,525	2,704
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	3,650	3,748
4	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	2,951	3,019
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	7,300	7,346
4	Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	3,000	3,171
4	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	7,350	7,786
4	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	5,800	6,121
4	Morgan Stanley Capital I Trust 2018-H4	4.310%	12/15/51	10,000	11,230
4	Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	11,660	12,200
4	Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	1,450	1,504
4	Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	6,700	7,393
7	National Australia Bank Ltd.	2.250%	3/16/21	12,000	12,023
4	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	2,800	2,798
4	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	750	750
4	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	635	634
4	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	1,555	1,551
4	Nissan Auto Receivables 2016-B Owner Trust	1.540%	10/17/22	2,500	2,484
4	Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	968	964
4	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	2,650	2,630
4	Nissan Auto Receivables 2017-B Owner Trust	1.750%	10/15/21	5,034	5,020
4	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	2,848	2,838
4	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	5,325	5,355
4	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	4,025	4,092
4	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	5,850	5,916
4	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	1,455	1,480
4	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	1,631	1,659
4	Public Service New Hampshire Funding LLC 2018-1	3.506%	8/1/28	975	1,038
4	Public Service New Hampshire Funding LLC 2018-1	3.814%	2/1/35	2,200	2,408
	Royal Bank of Canada	2.100%	10/14/20	35,000	35,007
	Royal Bank of Canada	2.300%	3/22/21	5,000	5,014
4	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	626	625
4	Santander Drive Auto Receivables Trust 2018-2	2.750%	9/15/21	1,915	1,915
4	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	2,650	2,660
4	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	2,425	2,445
4	Santander Drive Auto Receivables Trust 2018-3	3.030%	2/15/22	1,675	1,677

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	1,450	1,458
4	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	2,725	2,760
4	SG Commercial Mortgage Securities Trust 2016-C5	3.055%	10/10/48	6,000	6,130
4	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	12,425	12,731
4	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	15,525	15,563
4	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	5,350	5,339
4	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	6,675	6,782
4	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	12,225	12,382
4	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	12,300	12,882
4	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.483%	8/15/39	56	56
7	Toronto-Dominion Bank	2.250%	3/15/21	8,000	8,020
7	Toronto-Dominion Bank	2.500%	1/18/22	10,000	10,118
4	Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	16	16
4	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	2,200	2,193
4	Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	409	408
4	Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	1,575	1,566
4	Toyota Auto Receivables 2017-B Owner Trust	1.760%	7/15/21	10,063	10,038
4	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	9,425	9,404
4	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	5,775	5,790
4	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	2,850	2,880
4	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	5,050	5,112
4	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	900	927
4	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	7,800	8,215
4	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	3,400	3,569
4	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	5,850	6,168
4	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	1,550	1,627
4	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	6,975	7,320
4	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	2,900	3,041
4	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	4,700	4,893
4	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	5,875	6,221
4	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	2,594	2,725
4	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	3,950	4,158
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	5,700	6,081
4	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	3,000	3,192
4	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	11,000	12,221
4	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	10,215	11,403
4	UBS Commercial Mortgage Trust 2018-C12	4.587%	8/15/51	4,000	4,465
4	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	2,700	2,896
4	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	9,825	11,000
4	UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	1,750	1,949
4	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	10,275	11,613
4	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	9,400	10,536
4	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	6,125	6,563
4	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	12,225	13,331
4	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	3,250	3,477

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	4,200	4,453
4	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	10,200	10,381
4	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	2,870	2,954
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	4,765	4,919
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	700	724
4	UBS-Barclays Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	8,250	9,216
4	UBS-Barclays Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	12,300	13,536
4	UBS-Barclays Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	1,250	1,328
4	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	2,300	2,334
4	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	850	871
4	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	4,917	5,020
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	110	110
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	763	785
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	12,090	12,826
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	400	420
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	1,578	1,578
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.244%	12/15/47	1,400	1,437
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	2,625	2,652
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	3,725	3,897
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	1,875	1,956
4	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	3,750	3,828
4	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	2,075	2,145
4	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	1,500	1,564
4	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	5,425	5,720
4	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	1,040	1,094
4	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	3,820	3,951
4	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	1,029	1,051
4	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	4,535	4,693

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	1,900	1,948
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	1,425	1,485
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	2,000	2,146
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	1,775	1,903
4	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	1,600	1,599
4	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	2,720	2,766
4	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	1,500	1,551
4	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	2,875	3,015
4	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	1,800	1,928
4	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	7,740	8,253
4	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	4,875	4,882
4	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.814%	8/15/49	1,200	1,190
4	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	1,929	1,999
4	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	4,200	4,436
4	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	1,450	1,521
4	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	2,900	2,983
4	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	2,900	3,120
4	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	3,275	3,334
4	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	5,654	5,759
4	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	16,255	17,097
4	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	4,606	4,830
4	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	7,000	7,341
4	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	3,900	4,087
4	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	3,925	4,082
4	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	5,900	6,264
4	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	1,575	1,671
4	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	9,900	10,436

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	10,000	10,646
4	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	15,300	16,268
4	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	12,275	13,442
4	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	2,125	2,288
4	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	8,200	9,111
4	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	13,000	14,418
4	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	10,600	11,729
4	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	10,450	11,478
4	Wells Fargo Commercial Mortgage Trust 2019-C50	3.729%	5/15/52	6,075	6,501
4	Wells Fargo Commercial Mortgate Trust 2018-C47	4.442%	9/15/61	17,100	19,324
4	Wells Fargo Commercial Mortgate Trust 2019-C51	3.311%	6/15/52	8,750	9,053
4	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	8,500	8,647
4	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	4,275	4,371
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	3,511	3,617
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	2,200	2,276
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	1,600	1,632
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	2,880	2,929
4	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	2,414	2,474
4	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	1,045	1,077
4	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	495	510
4	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	2,154	2,206
4	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	421	434
4	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	3,250	3,367
4	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	1,725	1,780
4	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	569	585
4	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	2,640	2,815
4	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	660	702

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	1,310	1,357
4	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	1,520	1,643
4	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	2,530	2,719
4	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	643	661
4	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	925	986
4	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	725	769
4	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	725	772
4	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	5	5
4	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	1,500	1,524
4	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	7,268	7,808
4	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	375	401
4	WFRBS Commercial Mortgage Trust 2013-C18	4.851%	12/15/46	563	612
4	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	43	43
4	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	1,100	1,118
4	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	1,475	1,578
4	WFRBS Commercial Mortgage Trust 2013-UBS1	4.898%	3/15/46	375	409
4	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	452	465
4	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	553	563
4	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	1,450	1,556
4	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	475	507
4	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	763	786
4	WFRBS Commercial Mortgage Trust 2014-C20	3.723%	5/15/47	2,200	2,310
4	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	1,150	1,230
4	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	1,220	1,295
4	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	3,000	3,171
4	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	6,275	6,662
4	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	1,200	1,246

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	2,054	2,126
4	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,150	1,230
4	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	800	856
4	WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	2,075	2,102
4	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	2,075	2,189
4	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	21	21
4	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	1,716	1,761
4	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	4,415	4,721
4	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	1,840	1,959
4	World Financial Network Credit Card Master Note Trust Series 2017-C	2.310%	8/15/24	6,375	6,379
4	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	8,050	8,140
4	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	1,530	1,527
4	World Omni Automobile Lease Securitization Trust 2018-B	3.190%	12/15/21	5,770	5,867
4	World Omni Automobile Lease Securitization Trust 2018-B	3.300%	3/15/24	2,500	2,551
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,498,589)					4,636,767
Corporate Bonds (26.6%)
Finance (8.4%)
	Banking (6.0%)
	American Express Co.	2.200%	10/30/20	12,750	12,730
	American Express Co.	3.000%	2/22/21	6,000	6,065
	American Express Co.	3.375%	5/17/21	8,000	8,145
	American Express Co.	3.700%	11/5/21	7,229	7,447
	American Express Co.	2.500%	8/1/22	8,000	8,033
	American Express Co.	2.650%	12/2/22	12,750	12,836
	American Express Co.	3.400%	2/27/23	25,100	25,975
	American Express Co.	3.700%	8/3/23	10,100	10,604
	American Express Co.	3.400%	2/22/24	10,000	10,409
	American Express Co.	3.000%	10/30/24	22,900	23,391
	American Express Co.	3.625%	12/5/24	8,275	8,670
	American Express Co.	3.125%	5/20/26	8,000	8,214
	American Express Co.	4.050%	12/3/42	1,040	1,130
	American Express Credit Corp.	2.600%	9/14/20	13,000	13,048
	American Express Credit Corp.	2.250%	5/5/21	19,270	19,265
	American Express Credit Corp.	2.700%	3/3/22	26,325	26,616
	American Express Credit Corp.	3.300%	5/3/27	9,975	10,445
	Associated Bank NA	3.500%	8/13/21	3,100	3,157
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	250	250
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	8,425	8,426
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	9,900	9,959
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	22,100	22,066

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	6,000	6,036
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	4,250	4,286
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	16,850	16,927
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	9,425	10,009
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	8,125	8,180
	Banco Santander SA	3.125%	2/23/23	10,000	10,134
	Banco Santander SA	3.848%	4/12/23	6,000	6,216
	Banco Santander SA	2.706%	6/27/24	3,000	3,004
	Banco Santander SA	5.179%	11/19/25	14,700	15,954
	Banco Santander SA	4.250%	4/11/27	16,175	16,964
	Banco Santander SA	3.800%	2/23/28	10,000	10,157
	Banco Santander SA	4.379%	4/12/28	4,600	4,876
	Banco Santander SA	3.306%	6/27/29	3,000	3,015
	Bank of America Corp.	5.625%	7/1/20	25	26
	Bank of America Corp.	2.625%	10/19/20	33,929	34,068
	Bank of America Corp.	2.151%	11/9/20	3,220	3,207
	Bank of America Corp.	2.625%	4/19/21	11,370	11,440
4	Bank of America Corp.	2.369%	7/21/21	29,850	29,816
4	Bank of America Corp.	2.328%	10/1/21	21,000	20,958
4	Bank of America Corp.	2.738%	1/23/22	12,800	12,856
4	Bank of America Corp.	3.499%	5/17/22	13,000	13,253
	Bank of America Corp.	2.503%	10/21/22	16,925	16,948
	Bank of America Corp.	3.300%	1/11/23	50,500	52,032
4	Bank of America Corp.	3.124%	1/20/23	4,130	4,186
4	Bank of America Corp.	2.881%	4/24/23	20,625	20,824
4	Bank of America Corp.	2.816%	7/21/23	32,750	33,071
	Bank of America Corp.	4.100%	7/24/23	22,253	23,738
	Bank of America Corp.	3.004%	12/20/23	88,813	90,408
	Bank of America Corp.	4.125%	1/22/24	16,500	17,611
4	Bank of America Corp.	3.550%	3/5/24	28,400	29,408
	Bank of America Corp.	4.000%	4/1/24	25,125	26,803
4	Bank of America Corp.	3.864%	7/23/24	2,000	2,098
	Bank of America Corp.	4.200%	8/26/24	38,614	41,014
	Bank of America Corp.	4.000%	1/22/25	46,950	49,312
4	Bank of America Corp.	3.458%	3/15/25	20,000	20,721
	Bank of America Corp.	3.950%	4/21/25	12,750	13,360
	Bank of America Corp.	3.875%	8/1/25	5,000	5,345
4	Bank of America Corp.	3.093%	10/1/25	26,100	26,738
4	Bank of America Corp.	3.366%	1/23/26	18,450	19,013
	Bank of America Corp.	4.450%	3/3/26	22,051	23,746
	Bank of America Corp.	3.500%	4/19/26	21,565	22,540
	Bank of America Corp.	4.250%	10/22/26	15,915	16,988
4	Bank of America Corp.	3.559%	4/23/27	38,705	40,241
	Bank of America Corp.	3.248%	10/21/27	27,300	27,895
	Bank of America Corp.	4.183%	11/25/27	8,395	8,884
4	Bank of America Corp.	3.824%	1/20/28	20,380	21,535
4	Bank of America Corp.	3.705%	4/24/28	16,750	17,540
4	Bank of America Corp.	3.593%	7/21/28	16,525	17,176
	Bank of America Corp.	3.419%	12/20/28	85,091	87,595
4	Bank of America Corp.	3.970%	3/5/29	15,000	16,019
4	Bank of America Corp.	4.271%	7/23/29	44,900	48,810
	Bank of America Corp.	6.110%	1/29/37	16,687	21,240
4	Bank of America Corp.	4.244%	4/24/38	20,996	22,848
	Bank of America Corp.	7.750%	5/14/38	14,590	21,517

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Bank of America Corp.	4.078%	4/23/40	18,480	19,656
	Bank of America Corp.	5.875%	2/7/42	12,775	16,953
	Bank of America Corp.	5.000%	1/21/44	17,410	21,087
	Bank of America Corp.	4.875%	4/1/44	11,875	14,185
	Bank of America Corp.	4.750%	4/21/45	2,225	2,530
4	Bank of America Corp.	4.443%	1/20/48	1,475	1,660
4	Bank of America Corp.	3.946%	1/23/49	10,500	11,036
4	Bank of America Corp.	4.330%	3/15/50	20,600	22,995
	Bank of America NA	6.000%	10/15/36	6,875	9,059
	Bank of Montreal	3.100%	7/13/20	10,300	10,376
	Bank of Montreal	3.100%	4/13/21	17,000	17,255
	Bank of Montreal	1.900%	8/27/21	17,600	17,467
	Bank of Montreal	2.900%	3/26/22	27,250	27,679
	Bank of Montreal	2.350%	9/11/22	1,503	1,504
	Bank of Montreal	2.550%	11/6/22	3,628	3,655
	Bank of Montreal	3.300%	2/5/24	9,900	10,265
	Bank of Montreal	2.500%	6/28/24	8,700	8,697
4	Bank of Montreal	4.338%	10/5/28	4,000	4,181
4	Bank of Montreal	3.803%	12/15/32	24,800	25,119
	Bank of New York Mellon Corp.	2.600%	8/17/20	3,000	3,015
	Bank of New York Mellon Corp.	2.450%	11/27/20	8,455	8,488
	Bank of New York Mellon Corp.	2.050%	5/3/21	10,400	10,373
	Bank of New York Mellon Corp.	3.550%	9/23/21	3,200	3,285
	Bank of New York Mellon Corp.	2.600%	2/7/22	9,150	9,241
	Bank of New York Mellon Corp.	2.950%	1/29/23	38,570	39,362
	Bank of New York Mellon Corp.	3.500%	4/28/23	4,500	4,683
4	Bank of New York Mellon Corp.	2.661%	5/16/23	16,038	16,151
	Bank of New York Mellon Corp.	3.450%	8/11/23	8,000	8,342
	Bank of New York Mellon Corp.	2.200%	8/16/23	8,000	7,966
	Bank of New York Mellon Corp.	3.650%	2/4/24	1,100	1,161
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	2,998
	Bank of New York Mellon Corp.	3.250%	9/11/24	4,050	4,190
	Bank of New York Mellon Corp.	3.000%	2/24/25	200	205
	Bank of New York Mellon Corp.	2.800%	5/4/26	3,075	3,100
	Bank of New York Mellon Corp.	2.450%	8/17/26	4,500	4,449
	Bank of New York Mellon Corp.	3.250%	5/16/27	12,900	13,344
	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	6,496
4	Bank of New York Mellon Corp.	3.442%	2/7/28	6,975	7,244
	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,739
	Bank of New York Mellon Corp.	3.300%	8/23/29	10,150	10,515
	Bank of Nova Scotia	2.150%	7/14/20	6,600	6,596
	Bank of Nova Scotia	2.350%	10/21/20	9,800	9,811
	Bank of Nova Scotia	4.375%	1/13/21	1,570	1,620
	Bank of Nova Scotia	2.800%	7/21/21	16,630	16,815
	Bank of Nova Scotia	2.700%	3/7/22	8,400	8,504
	Bank of Nova Scotia	3.400%	2/11/24	10,000	10,400
	Bank of Nova Scotia	4.500%	12/16/25	19,100	20,588
	Bank One Corp.	7.625%	10/15/26	975	1,254
	Bank One Corp.	8.000%	4/29/27	2,500	3,305
	Bank One Michigan	8.250%	11/1/24	6,000	7,535
	Barclays Bank plc	5.140%	10/14/20	4,795	4,928
	Barclays Bank plc	2.650%	1/11/21	7,250	7,249
	Barclays plc	3.250%	1/12/21	9,200	9,269
	Barclays plc	3.200%	8/10/21	3,700	3,725

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Barclays plc	3.684%	1/10/23	18,925	19,180
4	Barclays plc	4.610%	2/15/23	17,800	18,440
4	Barclays plc	4.338%	5/16/24	14,800	15,220
	Barclays plc	3.650%	3/16/25	14,900	14,971
4	Barclays plc	3.932%	5/7/25	8,000	8,140
	Barclays plc	4.375%	1/12/26	7,200	7,451
	Barclays plc	4.337%	1/10/28	10,000	10,222
4	Barclays plc	4.972%	5/16/29	13,600	14,446
	Barclays plc	5.250%	8/17/45	3,600	3,927
	Barclays plc	4.950%	1/10/47	11,500	12,153
	BB&T Corp.	2.150%	2/1/21	6,575	6,561
	BB&T Corp.	2.050%	5/10/21	14,025	13,953
	BB&T Corp.	3.200%	9/3/21	8,000	8,142
	BB&T Corp.	3.950%	3/22/22	2,049	2,128
	BB&T Corp.	2.750%	4/1/22	7,000	7,075
	BB&T Corp.	3.050%	6/20/22	7,000	7,147
	BB&T Corp.	3.750%	12/6/23	600	635
	BB&T Corp.	2.850%	10/ 26/24	11,691	11,940
	BB&T Corp.	3.700%	6/5/25	8,500	9,046
	BB&T Corp.	3.875%	3/19/29	6,609	7,057
	BNP Paribas SA	5.000%	1/15/21	24,404	25,376
	BNP Paribas SA	3.250%	3/3/23	9,025	9,326
7	BNP Paribas SA	3.800%	1/10/24	500	519
	BNP Paribas SA	4.250%	10/15/24	3,600	3,769
	BPCE SA	2.650%	2/3/21	5,275	5,298
	BPCE SA	2.750%	12/2/21	13,750	13,848
7	BPCE SA	3.000%	5/22/22	5,800	5,835
	BPCE SA	4.000%	4/15/24	12,800	13,597
	BPCE SA	3.375%	12/2/26	4,000	4,113
7	BPCE SA	3.250%	1/11/28	275	278
	Branch Banking & Trust Co.	2.850%	4/1/21	3,000	3,022
	Branch Banking & Trust Co.	2.625%	1/15/22	10,232	10,284
	Branch Banking & Trust Co.	3.625%	9/16/25	9,350	9,812
	Branch Banking & Trust Co.	3.800%	10/30/26	3,450	3,672
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	9,000	8,987
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	9,200	9,271
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	16,025	16,163
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	8,000	8,351
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	10,625	10,858
	Capital One Bank USA NA	3.375%	2/15/23	15,110	15,371
	Capital One Financial Corp.	2.400%	10/30/20	6,903	6,908
	Capital One Financial Corp.	3.450%	4/30/21	8,000	8,142
	Capital One Financial Corp.	4.750%	7/15/21	445	465
	Capital One Financial Corp.	3.050%	3/9/22	7,450	7,568
	Capital One Financial Corp.	3.200%	1/30/23	22,000	22,547
	Capital One Financial Corp.	3.500%	6/15/23	1,378	1,427
	Capital One Financial Corp.	3.900%	1/29/24	4,000	4,197
	Capital One Financial Corp.	3.750%	4/24/24	9,900	10,383
	Capital One Financial Corp.	3.300%	10/30/24	11,125	11,396
	Capital One Financial Corp.	3.200%	2/5/25	7,000	7,108
	Capital One Financial Corp.	4.250%	4/30/25	3,350	3,595
	Capital One Financial Corp.	4.200%	10/29/25	625	656
	Capital One Financial Corp.	3.750%	7/28/26	12,700	12,921
	Capital One Financial Corp.	3.750%	3/9/27	4,750	4,893

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Capital One Financial Corp.	3.800%	1/31/28	19,950	20,604
	Capital One NA	2.950%	7/23/21	19,500	19,688
	Capital One NA	2.250%	9/13/21	7,600	7,571
	Capital One NA	2.650%	8/8/22	12,000	12,059
	Citibank NA	2.125%	10/20/20	34,255	34,185
	Citibank NA	2.850%	2/12/21	8,900	8,964
	Citibank NA	3.400%	7/23/21	12,725	12,978
4	Citibank NA	3.165%	2/19/22	33,525	33,927
4	Citibank NA	2.844%	5/20/22	11,000	11,067
	Citigroup Inc.	5.375%	8/9/20	6,439	6,647
	Citigroup Inc.	2.650%	10/26/20	9,652	9,686
	Citigroup Inc.	2.700%	3/30/21	25,720	25,846
	Citigroup Inc.	2.350%	8/2/21	7,850	7,837
	Citigroup Inc.	2.900%	12/8/21	35,450	35,795
	Citigroup Inc.	4.500%	1/14/22	13,675	14,372
	Citigroup Inc.	2.750%	4/25/22	21,100	21,305
	Citigroup Inc.	4.050%	7/30/22	9,500	9,875
	Citigroup Inc.	2.700%	10/27/22	5,000	5,034
4	Citigroup Inc.	3.142%	1/24/23	22,000	22,359
	Citigroup Inc.	3.375%	3/1/23	1,925	1,982
	Citigroup Inc.	3.500%	5/15/23	22,865	23,463
4	Citigroup Inc.	2.876%	7/24/23	13,725	13,885
	Citigroup Inc.	3.875%	10/25/23	25,880	27,311
4	Citigroup Inc.	4.044%	6/1/24	5,000	5,270
	Citigroup Inc.	3.750%	6/16/24	2,400	2,527
	Citigroup Inc.	4.000%	8/5/24	5,525	5,797
	Citigroup Inc.	3.875%	3/26/25	11,325	11,789
4	Citigroup Inc.	3.352%	4/24/25	11,900	12,220
	Citigroup Inc.	3.300%	4/27/25	2,950	3,042
	Citigroup Inc.	4.400%	6/10/25	39,525	42,202
	Citigroup Inc.	5.500%	9/13/25	9,400	10,607
	Citigroup Inc.	3.700%	1/12/26	7,702	8,093
	Citigroup Inc.	4.600%	3/9/26	24,650	26,648
	Citigroup Inc.	3.400%	5/1/26	12,525	12,906
	Citigroup Inc.	3.200%	10/21/26	28,125	28,626
	Citigroup Inc.	4.300%	11/20/26	7,850	8,293
	Citigroup Inc.	4.450%	9/29/27	34,700	37,246
4	Citigroup Inc.	3.887%	1/10/28	28,000	29,534
	Citigroup Inc.	6.625%	1/15/28	25	31
4	Citigroup Inc.	3.668%	7/24/28	46,725	48,667
	Citigroup Inc.	4.125%	7/25/28	1,400	1,475
4	Citigroup Inc.	3.520%	10/27/28	49,825	51,250
4	Citigroup Inc.	4.075%	4/23/29	4,964	5,313
4	Citigroup Inc.	3.980%	3/20/30	13,325	14,191
	Citigroup Inc.	6.625%	6/15/32	225	290
	Citigroup Inc.	5.875%	2/22/33	3,000	3,608
	Citigroup Inc.	6.000%	10/31/33	3,850	4,737
	Citigroup Inc.	6.125%	8/25/36	10,418	12,844
4	Citigroup Inc.	3.878%	1/24/39	11,125	11,556
	Citigroup Inc.	8.125%	7/15/39	17,836	28,382
	Citigroup Inc.	5.875%	1/30/42	8,339	10,954
	Citigroup Inc.	6.675%	9/13/43	4,600	6,395
	Citigroup Inc.	4.950%	11/7/43	8,250	8,930
	Citigroup Inc.	5.300%	5/6/44	6,200	7,412

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Citigroup Inc.	4.650%	7/30/45	5,675	6,493
	Citigroup Inc.	4.750%	5/18/46	22,955	25,795
4	Citigroup Inc.	4.281%	4/24/48	650	719
	Citigroup Inc.	4.650%	7/23/48	24,045	27,741
	Citizens Bank NA	2.250%	10/30/20	12,250	12,225
	Citizens Bank NA	2.550%	5/13/21	550	551
	Citizens Bank NA	2.650%	5/26/22	5,600	5,624
	Citizens Bank NA	3.700%	3/29/23	9,000	9,367
	Citizens Bank NA	3.250%	2/14/22	12,000	12,221
	Citizens Bank NA	3.750%	2/18/26	3,900	4,099
	Citizens Financial Group Inc.	2.375%	7/28/21	1,000	998
	Citizens Financial Group Inc.	4.300%	12/3/25	3,950	4,178
	Comerica Bank	4.000%	7/27/25	2,975	3,137
	Comerica Inc.	3.700%	7/31/23	20,187	21,120
	Comerica Inc.	3.800%	7/22/26	850	884
	Comerica Inc.	4.000%	2/1/29	300	324
	Commonwealth Bank of Australia	2.400%	11/2/20	7,500	7,509
	Commonwealth Bank of Australia	2.550%	3/15/21	5,775	5,788
7	Commonwealth Bank of Australia	2.750%	3/10/22	10,700	10,805
7	Commonwealth Bank of Australia	3.350%	6/4/24	39,775	41,338
7	Commonwealth Bank of Australia	2.625%	9/6/26	500	495
	Compass Bank	3.500%	6/11/21	9,025	9,198
	Compass Bank	2.875%	6/29/22	14,100	14,233
	Cooperatieve Rabobank UA	4.500%	1/11/21	2,290	2,364
	Cooperatieve Rabobank UA	2.500%	1/19/21	35,700	35,779
	Cooperatieve Rabobank UA	2.750%	1/10/22	14,500	14,623
	Cooperatieve Rabobank UA	3.875%	2/8/22	20,221	21,024
	Cooperatieve Rabobank UA	3.950%	11/9/22	20,828	21,547
	Cooperatieve Rabobank UA	4.625%	12/1/23	13,535	14,428
	Cooperatieve Rabobank UA	3.375%	5/21/25	7,592	7,938
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,625	12,397
	Cooperatieve Rabobank UA	3.750%	7/21/26	7,725	7,875
	Cooperatieve Rabobank UA	5.250%	5/24/41	9,755	12,517
	Cooperatieve Rabobank UA	5.750%	12/1/43	7,925	10,037
	Cooperatieve Rabobank UA	5.250%	8/4/45	15,273	18,333
	Credit Suisse AG	3.000%	10/29/21	12,050	12,225
	Credit Suisse AG	3.625%	9/9/24	20,492	21,558
7	Credit Suisse Group AG	3.574%	1/9/23	23,500	23,934
7	Credit Suisse Group AG	4.282%	1/9/28	5,700	5,997
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	8,100	8,162
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	25,505	25,848
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	18,250	18,906
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	15,540	16,117
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	23,250	24,166
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	9,950	10,816
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	15,550	18,104
	Credit Suisse USA Inc.	7.125%	7/15/32	4,791	6,794
7	Danske Bank A/S	2.800%	3/10/21	200	200
	Deutsche Bank AG	2.700%	7/13/20	21,150	20,992
	Deutsche Bank AG	2.950%	8/20/20	10,500	10,445
	Deutsche Bank AG	3.125%	1/13/21	5,975	5,921
	Deutsche Bank AG	3.150%	1/22/21	15,800	15,690
	Deutsche Bank AG	4.250%	2/4/21	10,000	10,073
	Deutsche Bank AG	3.375%	5/12/21	1,775	1,767

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Deutsche Bank AG	4.250%	10/14/21	22,850	23,135
	Deutsche Bank AG	3.300%	11/16/22	15,900	15,595
	Deutsche Bank AG	3.950%	2/27/23	15,000	15,016
	Deutsche Bank AG	4.100%	1/13/26	3,475	3,417
	Deutsche Bank AG	3.700%	5/30/24	7,800	7,640
	Deutsche Bank AG	5.000%	2/14/22	3,500	3,617
	Discover Bank	3.200%	8/9/21	1,400	1,420
	Discover Bank	3.350%	2/6/23	9,300	9,493
	Discover Bank	4.200%	8/8/23	9,475	10,045
	Discover Bank	4.250%	3/13/26	2,175	2,304
	Discover Bank	3.450%	7/27/26	6,250	6,344
4	Discover Bank	4.682%	8/9/28	3,000	3,100
	Discover Bank	4.650%	9/13/28	6,500	7,089
	Discover Financial Services	5.200%	4/27/22	900	963
	Discover Financial Services	3.850%	11/21/22	5,630	5,882
	Discover Financial Services	3.950%	11/6/24	11,250	11,831
	Discover Financial Services	3.750%	3/4/25	3,600	3,729
	Discover Financial Services	4.500%	1/30/26	6,400	6,849
	Discover Financial Services	4.100%	2/9/27	5,300	5,505
	Fifth Third Bancorp	3.500%	3/15/22	7,725	7,935
	Fifth Third Bancorp	4.300%	1/16/24	7,050	7,511
	Fifth Third Bancorp	3.650%	1/25/24	38,188	40,095
	Fifth Third Bancorp	3.950%	3/14/28	4,500	4,847
	Fifth Third Bancorp	8.250%	3/1/38	8,646	12,767
	Fifth Third Bank	2.200%	10/30/20	6,050	6,043
	Fifth Third Bank	2.250%	6/14/21	16,300	16,289
	Fifth Third Bank	3.850%	3/15/26	10,500	11,055
	Fifth Third Bank	3.350%	7/26/21	5,625	5,740
	Fifth Third Bank	3.950%	7/28/25	10,900	11,715
	First Horizon National Corp.	3.500%	12/15/20	4,350	4,399
	First Republic Bank	2.500%	6/6/22	9,800	9,802
	First Republic Bank	4.375%	8/1/46	1,450	1,478
	First Republic Bank	4.625%	2/13/47	2,675	2,855
	FirstMerit Bank NA	4.270%	11/25/26	2,150	2,245
	Goldman Sachs Capital I	6.345%	2/15/34	9,535	11,919
	Goldman Sachs Group Inc.	2.750%	9/15/20	23,645	23,739
	Goldman Sachs Group Inc.	2.600%	12/27/20	500	500
	Goldman Sachs Group Inc.	2.875%	2/25/21	20,972	21,108
	Goldman Sachs Group Inc.	2.625%	4/25/21	10,250	10,285
	Goldman Sachs Group Inc.	5.250%	7/27/21	31,736	33,521
	Goldman Sachs Group Inc.	2.350%	11/15/21	8,650	8,634
	Goldman Sachs Group Inc.	5.750%	1/24/22	25,244	27,182
	Goldman Sachs Group Inc.	3.000%	4/26/22	36,520	36,833
4	Goldman Sachs Group Inc.	2.876%	10/31/22	48,525	48,774
	Goldman Sachs Group Inc.	3.625%	1/22/23	24,634	25,535
	Goldman Sachs Group Inc.	3.200%	2/23/23	33,840	34,585
4	Goldman Sachs Group Inc.	2.908%	6/5/23	25,000	25,231
4	Goldman Sachs Group Inc.	2.905%	7/24/23	23,625	23,843
	Goldman Sachs Group Inc.	3.625%	2/20/24	32,500	33,858
	Goldman Sachs Group Inc.	4.000%	3/3/24	32,650	34,599
	Goldman Sachs Group Inc.	3.850%	7/8/24	9,499	9,951
	Goldman Sachs Group Inc.	3.500%	1/23/25	13,500	13,905
	Goldman Sachs Group Inc.	3.750%	5/22/25	9,854	10,292
4	Goldman Sachs Group Inc.	3.272%	9/29/25	31,685	32,329

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Goldman Sachs Group Inc.	4.250%	10/21/25	3,750	3,965
	Goldman Sachs Group Inc.	3.750%	2/25/26	21,600	22,519
	Goldman Sachs Group Inc.	3.500%	11/16/26	33,115	33,891
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,945	4,604
	Goldman Sachs Group Inc.	3.850%	1/26/27	22,175	23,133
4	Goldman Sachs Group Inc.	3.691%	6/5/28	21,300	21,926
4	Goldman Sachs Group Inc.	3.814%	4/23/29	20,484	21,266
4	Goldman Sachs Group Inc.	4.223%	5/1/29	33,650	35,954
	Goldman Sachs Group Inc.	6.450%	5/1/36	7,800	9,792
	Goldman Sachs Group Inc.	6.750%	10/1/37	48,040	62,440
4	Goldman Sachs Group Inc.	4.017%	10/31/38	23,600	24,211
4	Goldman Sachs Group Inc.	4.411%	4/23/39	25,985	28,099
	Goldman Sachs Group Inc.	6.250%	2/1/41	18,091	24,175
	Goldman Sachs Group Inc.	4.800%	7/8/44	25,850	29,796
	Goldman Sachs Group Inc.	5.150%	5/22/45	21,825	24,921
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,525	4,051
	HSBC Bank USA NA	4.875%	8/24/20	11,275	11,567
	HSBC Bank USA NA	5.875%	11/1/34	5,125	6,450
	HSBC Bank USA NA	5.625%	8/15/35	5,700	6,878
	HSBC Bank USA NA	7.000%	1/15/39	7,476	10,528
	HSBC Holdings plc	3.400%	3/8/21	30,973	31,417
	HSBC Holdings plc	5.100%	4/5/21	14,145	14,780
	HSBC Holdings plc	2.950%	5/25/21	30,225	30,490
	HSBC Holdings plc	2.650%	1/5/22	35,780	35,908
	HSBC Holdings plc	4.875%	1/14/22	1,895	2,006
	HSBC Holdings plc	4.000%	3/30/22	10,455	10,885
4	HSBC Holdings plc	3.262%	3/13/23	24,500	24,908
	HSBC Holdings plc	3.600%	5/25/23	22,250	23,131
4	HSBC Holdings plc	3.033%	11/22/23	7,950	8,008
	HSBC Holdings plc	4.250%	3/14/24	10,600	11,178
4	HSBC Holdings plc	3.950%	5/18/24	34,900	36,340
4	HSBC Holdings plc	3.803%	3/11/25	36,800	38,171
	HSBC Holdings plc	4.250%	8/18/25	6,250	6,567
	HSBC Holdings plc	4.300%	3/8/26	35,305	37,675
	HSBC Holdings plc	3.900%	5/25/26	23,300	24,321
4	HSBC Holdings plc	4.292%	9/12/26	43,800	46,525
	HSBC Holdings plc	4.375%	11/23/26	21,300	22,437
4	HSBC Holdings plc	4.041%	3/13/28	25,200	26,382
4	HSBC Holdings plc	4.583%	6/19/29	19,600	21,399
4	HSBC Holdings plc	3.973%	5/22/30	11,407	11,916
	HSBC Holdings plc	7.625%	5/17/32	575	800
	HSBC Holdings plc	7.350%	11/27/32	600	815
	HSBC Holdings plc	6.500%	5/2/36	13,965	18,061
	HSBC Holdings plc	6.500%	9/15/37	27,115	35,342
	HSBC Holdings plc	6.800%	6/1/38	4,803	6,471
	HSBC Holdings plc	6.100%	1/14/42	3,325	4,544
	HSBC Holdings plc	5.250%	3/14/44	25,750	30,078
	HSBC USA Inc.	5.000%	9/27/20	4,855	4,996
	HSBC USA Inc.	3.500%	6/23/24	11,475	11,922
	Huntington Bancshares Inc.	7.000%	12/15/20	6,800	7,232
	Huntington Bancshares Inc.	3.150%	3/14/21	9,700	9,819
	Huntington Bancshares Inc.	2.300%	1/14/22	1,500	1,499
	Huntington Bancshares Inc.	4.000%	5/15/25	3,750	4,000
	Huntington National Bank	2.875%	8/20/20	4,250	4,274

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Huntington National Bank	3.250%	5/14/21	12,500	12,701
	Huntington National Bank	3.125%	4/1/22	4,500	4,590
	Huntington National Bank	2.500%	8/7/22	10,000	10,057
	Huntington National Bank	3.550%	10/6/23	5,700	5,963
	ING Groep NV	3.150%	3/29/22	3,350	3,411
	ING Groep NV	4.100%	10/2/23	17,000	17,951
	ING Groep NV	3.550%	4/9/24	5,500	5,664
	ING Groep NV	3.950%	3/29/27	10,500	10,994
	ING Groep NV	4.550%	10/2/28	10,800	11,880
	ING Groep NV	4.050%	4/9/29	10,160	10,794
	JPMorgan Chase & Co.	4.400%	7/22/20	8,795	8,989
	JPMorgan Chase & Co.	4.250%	10/15/20	16,200	16,596
	JPMorgan Chase & Co.	2.550%	10/29/20	8,365	8,385
	JPMorgan Chase & Co.	2.550%	3/1/21	18,315	18,348
	JPMorgan Chase & Co.	4.625%	5/10/21	1,140	1,186
	JPMorgan Chase & Co.	2.400%	6/7/21	9,500	9,520
	JPMorgan Chase & Co.	2.295%	8/15/21	47,400	47,321
	JPMorgan Chase & Co.	4.350%	8/15/21	15,665	16,281
	JPMorgan Chase & Co.	4.500%	1/24/22	31,150	32,815
4	JPMorgan Chase & Co.	3.514%	6/18/22	12,625	12,893
	JPMorgan Chase & Co.	3.250%	9/23/22	24,350	24,993
	JPMorgan Chase & Co.	2.972%	1/15/23	13,995	14,177
	JPMorgan Chase & Co.	3.200%	1/25/23	17,125	17,565
4	JPMorgan Chase & Co.	3.207%	4/1/23	15,000	15,300
4	JPMorgan Chase & Co.	2.776%	4/25/23	15,450	15,594
	JPMorgan Chase & Co.	3.375%	5/1/23	15,300	15,716
	JPMorgan Chase & Co.	2.700%	5/18/23	18,475	18,649
	JPMorgan Chase & Co.	3.875%	2/1/24	29,940	31,774
4	JPMorgan Chase & Co.	3.559%	4/23/24	38,255	39,691
	JPMorgan Chase & Co.	3.625%	5/13/24	19,825	20,856
4	JPMorgan Chase & Co.	3.797%	7/23/24	6,025	6,320
	JPMorgan Chase & Co.	3.875%	9/10/24	44,625	46,851
4	JPMorgan Chase & Co.	4.023%	12/5/24	13,000	13,783
	JPMorgan Chase & Co.	3.125%	1/23/25	23,895	24,562
4	JPMorgan Chase & Co.	3.220%	3/1/25	25,850	26,555
	JPMorgan Chase & Co.	3.900%	7/15/25	21,875	23,351
	JPMorgan Chase & Co.	3.300%	4/1/26	22,625	23,411
	JPMorgan Chase & Co.	3.200%	6/15/26	17,100	17,596
	JPMorgan Chase & Co.	2.950%	10/1/26	34,625	35,032
	JPMorgan Chase & Co.	4.125%	12/15/26	28,750	30,664
4	JPMorgan Chase & Co.	3.960%	1/29/27	21,200	22,624
	JPMorgan Chase & Co.	4.250%	10/1/27	10,100	10,897
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	10,041
4	JPMorgan Chase & Co.	3.782%	2/1/28	29,075	30,714
4	JPMorgan Chase & Co.	3.540%	5/1/28	17,450	18,154
4	JPMorgan Chase & Co.	3.509%	1/23/29	33,300	34,527
4	JPMorgan Chase & Co.	4.005%	4/23/29	13,930	14,949
4	JPMorgan Chase & Co.	4.203%	7/23/29	36,025	39,349
4	JPMorgan Chase & Co.	4.452%	12/5/29	33,000	36,583
4	JPMorgan Chase & Co.	3.702%	5/6/30	450	473
	JPMorgan Chase & Co.	8.750%	9/1/30	240	341
	JPMorgan Chase & Co.	6.400%	5/15/38	10,715	14,763
4	JPMorgan Chase & Co.	3.882%	7/24/38	32,050	33,415
	JPMorgan Chase & Co.	5.500%	10/15/40	27,269	34,519

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	JPMorgan Chase & Co.	5.600%	7/15/41	5,442	7,031
	JPMorgan Chase & Co.	5.400%	1/6/42	4,075	5,159
	JPMorgan Chase & Co.	5.625%	8/16/43	14,010	17,855
	JPMorgan Chase & Co.	4.950%	6/1/45	10,600	12,508
4	JPMorgan Chase & Co.	4.260%	2/22/48	22,500	24,751
4	JPMorgan Chase & Co.	4.032%	7/24/48	16,950	18,174
4	JPMorgan Chase & Co.	3.964%	11/15/48	38,450	40,370
4	JPMorgan Chase & Co.	3.897%	1/23/49	17,770	18,609
	KeyBank NA	3.350%	6/15/21	3,275	3,342
	KeyBank NA	2.500%	11/22/21	11,000	11,054
	KeyBank NA	2.400%	6/9/22	1,550	1,555
	KeyBank NA	2.300%	9/14/22	9,550	9,559
	KeyBank NA	3.375%	3/7/23	4,000	4,143
	KeyBank NA	3.300%	6/1/25	1,125	1,174
	KeyBank NA	3.400%	5/20/26	2,000	2,052
4	KeyBank NA	3.180%	10/15/27	2,625	2,668
	KeyBank NA	6.950%	2/1/28	500	626
	KeyCorp	2.900%	9/15/20	750	754
	KeyCorp	5.100%	3/24/21	8,890	9,294
	KeyCorp	4.150%	10/29/25	6,750	7,296
	KeyCorp	4.100%	4/30/28	18,000	19,551
	Lloyds Bank plc	6.375%	1/21/21	5,500	5,815
	Lloyds Bank plc	3.300%	5/7/21	5,400	5,478
	Lloyds Banking Group plc	3.000%	1/11/22	5,340	5,379
	Lloyds Banking Group plc	4.050%	8/16/23	34,800	36,321
4	Lloyds Banking Group plc	2.907%	11/7/23	18,670	18,617
	Lloyds Banking Group plc	3.900%	3/12/24	8,700	9,073
	Lloyds Banking Group plc	4.500%	11/4/24	8,300	8,641
	Lloyds Banking Group plc	4.450%	5/8/25	7,000	7,429
	Lloyds Banking Group plc	4.582%	12/10/25	30,046	31,278
	Lloyds Banking Group plc	4.650%	3/24/26	13,089	13,627
	Lloyds Banking Group plc	3.750%	1/11/27	9,750	9,918
	Lloyds Banking Group plc	4.375%	3/22/28	21,135	22,405
	Lloyds Banking Group plc	4.550%	8/16/28	8,525	9,172
4	Lloyds Banking Group plc	3.574%	11/7/28	21,225	21,190
	Lloyds Banking Group plc	5.300%	12/1/45	2,025	2,272
	Lloyds Banking Group plc	4.344%	1/9/48	17,750	17,238
	M&T Bank Corp.	3.550%	7/26/23	4,500	4,741
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	15,000	14,969
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	13,200	13,297
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,195	7,334
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	12,244	12,342
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	6,000	6,126
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	17,150	17,039
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	12,900	13,059
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	23,000	23,454
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	20,000	20,090
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,780	13,143
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	20,933
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,000	2,988
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	28,000	29,044
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	11,772
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	6,550	6,967
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,500	4,486

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	9,125
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	25,550	26,336
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	13,650	14,767
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,870	5,314
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	17,050	18,242
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,850	3,153
	Mizuho Financial Group Inc.	3.549%	3/5/23	3,175	3,290
4	Mizuho Financial Group Inc.	3.922%	9/11/24	12,650	13,270
	Mizuho Financial Group Inc.	4.018%	3/5/28	23,350	25,476
4	Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	6,101
	Morgan Stanley	5.500%	7/24/20	4,385	4,527
	Morgan Stanley	5.750%	1/25/21	12,940	13,590
	Morgan Stanley	2.500%	4/21/21	25,300	25,339
	Morgan Stanley	5.500%	7/28/21	3,850	4,086
	Morgan Stanley	2.625%	11/17/21	10,435	10,499
	Morgan Stanley	2.750%	5/19/22	32,475	32,784
	Morgan Stanley	4.875%	11/1/22	16,525	17,674
	Morgan Stanley	3.125%	1/23/23	25,025	25,579
	Morgan Stanley	3.750%	2/25/23	42,140	43,971
	Morgan Stanley	4.100%	5/22/23	20,525	21,531
4	Morgan Stanley	3.737%	4/24/24	9,150	9,535
	Morgan Stanley	3.875%	4/29/24	26,540	28,109
	Morgan Stanley	3.700%	10/23/24	25,302	26,659
	Morgan Stanley	4.000%	7/23/25	42,250	45,188
	Morgan Stanley	5.000%	11/24/25	25,290	28,000
	Morgan Stanley	3.875%	1/27/26	28,029	29,760
	Morgan Stanley	3.125%	7/27/26	37,700	38,278
	Morgan Stanley	6.250%	8/9/26	9,650	11,604
	Morgan Stanley	4.350%	9/8/26	19,070	20,412
	Morgan Stanley	3.625%	1/20/27	16,785	17,536
	Morgan Stanley	3.950%	4/23/27	7,255	7,573
4	Morgan Stanley	3.591%	7/22/28	37,450	38,842
4	Morgan Stanley	3.772%	1/24/29	5,625	5,905
4	Morgan Stanley	4.431%	1/23/30	34,267	37,815
	Morgan Stanley	7.250%	4/1/32	7,000	9,823
4	Morgan Stanley	3.971%	7/22/38	1,850	1,928
4	Morgan Stanley	4.457%	4/22/39	23,075	25,558
	Morgan Stanley	6.375%	7/24/42	28,425	39,743
	Morgan Stanley	4.300%	1/27/45	34,625	37,888
	Morgan Stanley	4.375%	1/22/47	3,550	3,948
	MUFG Americas Holdings Corp.	3.500%	6/18/22	5,600	5,757
	MUFG Americas Holdings Corp.	3.000%	2/10/25	3,700	3,745
	MUFG Union Bank NA	3.150%	4/1/22	33,000	33,712
	National Australia Bank Ltd.	2.625%	7/23/20	3,045	3,058
	National Australia Bank Ltd.	2.500%	1/12/21	300	301
	National Australia Bank Ltd.	2.625%	1/14/21	4,000	4,020
	National Australia Bank Ltd.	1.875%	7/12/21	5,500	5,444
	National Australia Bank Ltd.	3.375%	9/20/21	18,750	19,172
	National Australia Bank Ltd.	3.700%	11/4/21	6,000	6,187
	National Australia Bank Ltd.	2.800%	1/10/22	3,250	3,281
	National Australia Bank Ltd.	2.500%	5/22/22	15,900	15,996
	National Australia Bank Ltd.	3.000%	1/20/23	3,200	3,266
	National Australia Bank Ltd.	3.625%	6/20/23	12,000	12,525
	National Australia Bank Ltd.	3.375%	1/14/26	3,600	3,743

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	National Australia Bank Ltd.	2.500%	7/12/26	12,175	11,976
	National Bank of Canada	2.200%	11/2/20	17,000	16,977
	Northern Trust Corp.	3.450%	11/4/20	2,950	2,997
	Northern Trust Corp.	2.375%	8/2/22	5,480	5,516
	Northern Trust Corp.	3.950%	10/30/25	8,750	9,436
	Northern Trust Corp.	3.650%	8/3/28	3,425	3,688
	Northern Trust Corp.	3.150%	5/3/29	4,200	4,333
4	Northern Trust Corp.	3.375%	5/8/32	4,950	5,006
	People’s United Bank NA	4.000%	7/15/24	3,000	3,101
	People’s United Financial Inc.	3.650%	12/6/22	5,695	5,858
	PNC Bank NA	2.600%	7/21/20	2,000	2,006
	PNC Bank NA	2.450%	11/5/20	6,675	6,690
	PNC Bank NA	2.500%	1/22/21	2,400	2,406
	PNC Bank NA	2.150%	4/29/21	15,000	14,986
	PNC Bank NA	2.550%	12/9/21	17,100	17,211
	PNC Bank NA	2.625%	2/17/22	20,800	20,969
	PNC Bank NA	2.450%	7/28/22	75	76
	PNC Bank NA	2.700%	11/1/22	16,538	16,638
	PNC Bank NA	2.950%	1/30/23	4,500	4,588
	PNC Bank NA	3.300%	10/30/24	3,850	4,000
	PNC Bank NA	2.950%	2/23/25	5,750	5,868
	PNC Bank NA	3.250%	6/1/25	4,550	4,710
	PNC Bank NA	4.200%	11/1/25	4,625	5,014
	PNC Bank NA	3.100%	10/25/27	275	283
	PNC Bank NA	3.250%	1/22/28	10,775	11,235
	PNC Bank NA	4.050%	7/26/28	5,750	6,249
	PNC Financial Services Group Inc.	2.854%	11/9/22	5,300	5,382
	PNC Financial Services Group Inc.	3.500%	1/23/24	27,000	28,305
	PNC Financial Services Group Inc.	3.900%	4/29/24	17,950	18,884
	PNC Financial Services Group Inc.	3.150%	5/19/27	19,075	19,630
	PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	14,053
	PNC Funding Corp.	4.375%	8/11/20	7,575	7,738
	PNC Funding Corp.	3.300%	3/8/22	3,590	3,688
	Regions Bank	2.750%	4/1/21	4,700	4,727
	Regions Bank	6.450%	6/26/37	1,329	1,679
4	Regions Bank	3.374%	8/13/21	5,950	6,001
	Regions Financial Corp.	3.200%	2/8/21	1,750	1,769
	Regions Financial Corp.	2.750%	8/14/22	2,675	2,689
	Regions Financial Corp.	3.800%	8/14/23	7,000	7,305
	Regions Financial Corp.	7.375%	12/10/37	7,000	9,570
	Royal Bank of Canada	2.150%	10/26/20	5,068	5,064
	Royal Bank of Canada	2.350%	10/30/20	18,766	18,802
	Royal Bank of Canada	2.500%	1/19/21	5,000	5,018
	Royal Bank of Canada	3.200%	4/30/21	25,950	26,401
	Royal Bank of Canada	2.750%	2/1/22	13,000	13,194
	Royal Bank of Canada	2.800%	4/29/22	14,000	14,166
	Royal Bank of Canada	3.700%	10/5/23	8,800	9,262
	Royal Bank of Canada	4.650%	1/27/26	6,400	6,959
	Royal Bank of Scotland Group plc	6.125%	12/15/22	5,000	5,379
4	Royal Bank of Scotland Group plc	3.498%	5/15/23	10,150	10,223
	Royal Bank of Scotland Group plc	6.100%	6/10/23	8,000	8,656
	Royal Bank of Scotland Group plc	3.875%	9/12/23	24,300	24,836
	Royal Bank of Scotland Group plc	6.000%	12/19/23	5,550	6,034
	Royal Bank of Scotland Group plc	5.125%	5/28/24	23,143	24,401

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Royal Bank of Scotland Group plc	4.519%	6/25/24	22,000	22,871
4	Royal Bank of Scotland Group plc	4.269%	3/22/25	11,500	11,873
	Royal Bank of Scotland Group plc	4.800%	4/5/26	1,700	1,816
4	Royal Bank of Scotland Group plc	4.892%	5/18/29	20,000	21,339
4	Royal Bank of Scotland Group plc	5.076%	1/27/30	34,200	36,969
4	Royal Bank of Scotland Group plc	4.445%	5/8/30	10,000	10,345
	Santander Holdings USA Inc.	4.450%	12/3/21	5,600	5,822
	Santander Holdings USA Inc.	3.700%	3/28/22	22,718	23,221
	Santander Holdings USA Inc.	3.400%	1/18/23	11,400	11,554
	Santander Holdings USA Inc.	3.500%	6/7/24	5,000	5,076
	Santander Holdings USA Inc.	4.500%	7/17/25	14,500	15,367
	Santander Holdings USA Inc.	4.400%	7/13/27	9,150	9,535
	Santander UK Group Holdings plc	2.875%	10/16/20	9,465	9,491
	Santander UK Group Holdings plc	3.125%	1/8/21	8,300	8,339
	Santander UK Group Holdings plc	2.875%	8/5/21	7,575	7,586
	Santander UK Group Holdings plc	3.571%	1/10/23	7,000	7,112
4	Santander UK Group Holdings plc	3.373%	1/5/24	7,300	7,362
4	Santander UK Group Holdings plc	3.823%	11/3/28	4,000	4,030
	Santander UK plc	2.125%	11/3/20	15,000	14,919
	Santander UK plc	3.400%	6/1/21	15,000	15,233
	Santander UK plc	4.000%	3/13/24	12,350	12,994
	Santander UK plc	2.875%	6/18/24	8,700	8,743
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	8,800	8,843
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	21,350	21,078
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	5,500	5,554
	State Street Corp.	2.550%	8/18/20	300	301
	State Street Corp.	4.375%	3/7/21	1,385	1,436
	State Street Corp.	1.950%	5/19/21	26,097	26,004
4	State Street Corp.	2.653%	5/15/23	12,000	12,110
	State Street Corp.	3.100%	5/15/23	19,007	19,480
	State Street Corp.	3.700%	11/20/23	523	551
4	State Street Corp.	3.776%	12/3/24	5,800	6,096
	State Street Corp.	3.300%	12/16/24	2,500	2,602
	State Street Corp.	3.550%	8/18/25	11,086	11,740
	State Street Corp.	2.650%	5/19/26	4,875	4,885
4	State Street Corp.	4.141%	12/3/29	2,250	2,482
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	2,500	2,503
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,775	1,816
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	558
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,643
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	6,125	6,490
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,650	2,738
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,624
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	4,545	4,578
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	6,850	6,797
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	8,950	8,959
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,000	10,084
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	8,500	8,572
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	8,000	8,072
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	7,500	7,658
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,000	10,450
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,262	7,669
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	26,600	28,190
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	17,803

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	16,633
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	2,077
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,650	12,080
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	15,134
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	18,000	19,530
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	5,850	6,492
	SunTrust Bank	2.450%	8/1/22	2,000	2,005
	SunTrust Bank	3.000%	2/2/23	5,000	5,093
	SunTrust Bank	2.750%	5/1/23	2,150	2,166
	SunTrust Bank	3.300%	5/15/26	3,200	3,252
	SunTrust Bank	2.800%	5/17/22	4,000	4,050
4	SunTrust Bank	3.502%	8/2/22	4,500	4,600
	SunTrust Bank	3.200%	4/1/24	39,615	40,816
4	SunTrust Bank	3.689%	8/2/24	8,900	9,267
	SunTrust Banks Inc.	2.900%	3/3/21	2,525	2,547
	SunTrust Banks Inc.	2.700%	1/27/22	10,025	10,094
	SunTrust Banks Inc.	4.000%	5/1/25	5,000	5,337
	SVB Financial Group	3.500%	1/29/25	2,250	2,292
	Svenska Handelsbanken AB	1.950%	9/8/20	430	429
	Svenska Handelsbanken AB	2.400%	10/1/20	6,350	6,367
	Svenska Handelsbanken AB	2.450%	3/30/21	15,750	15,797
	Svenska Handelsbanken AB	3.350%	5/24/21	26,000	26,482
	Svenska Handelsbanken AB	1.875%	9/7/21	4,525	4,478
	Synchrony Bank	3.650%	5/24/21	5,900	6,006
	Synchrony Bank	3.000%	6/15/22	2,375	2,392
	Synchrony Financial	3.750%	8/15/21	7,450	7,590
	Synchrony Financial	4.375%	3/19/24	1,625	1,699
	Synchrony Financial	4.250%	8/15/24	6,850	7,127
	Synchrony Financial	4.500%	7/23/25	15,525	16,250
	Synchrony Financial	3.700%	8/4/26	4,325	4,288
	Synchrony Financial	3.950%	12/1/27	12,415	12,358
	Synchrony Financial	5.150%	3/19/29	1,250	1,344
	Synovus Financial Corp.	3.125%	11/1/22	2,775	2,789
	Toronto-Dominion Bank	3.150%	9/17/20	3,850	3,891
	Toronto-Dominion Bank	2.500%	12/14/20	19,500	19,607
	Toronto-Dominion Bank	2.550%	1/25/21	36,625	36,792
	Toronto-Dominion Bank	2.125%	4/7/21	17,925	17,901
	Toronto-Dominion Bank	3.250%	6/11/21	5,500	5,609
	Toronto-Dominion Bank	1.800%	7/13/21	17,100	16,947
	Toronto-Dominion Bank	3.500%	7/19/23	5,000	5,231
	Toronto-Dominion Bank	3.250%	3/11/24	19,900	20,586
	Toronto-Dominion Bank	2.650%	6/12/24	7,500	7,564
4	Toronto-Dominion Bank	3.625%	9/15/31	6,450	6,551
	UBS AG	4.875%	8/4/20	875	899
7	UBS AG	2.450%	12/1/20	20,000	20,037
	US Bancorp	2.350%	1/29/21	3,675	3,685
	US Bancorp	4.125%	5/24/21	2,515	2,600
	US Bancorp	2.625%	1/24/22	10,050	10,162
	US Bancorp	3.000%	3/15/22	4,225	4,310
	US Bancorp	2.950%	7/15/22	10,725	10,938
	US Bancorp	3.700%	1/30/24	11,050	11,703
	US Bancorp	3.375%	2/5/24	11,500	12,019
	US Bancorp	3.950%	11/17/25	2,735	2,974
	US Bancorp	3.100%	4/27/26	4,450	4,538

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	US Bancorp	2.375%	7/22/26	20,550	20,354
	US Bancorp	3.150%	4/27/27	13,000	13,479
	US Bancorp	3.900%	4/26/28	7,500	8,261
	US Bank NA	3.050%	7/24/20	8,200	8,268
	US Bank NA	2.050%	10/23/20	7,825	7,809
	US Bank NA	2.850%	1/23/23	4,625	4,707
	US Bank NA	3.400%	7/24/23	7,925	8,258
	US Bank NA	2.800%	1/27/25	13,100	13,380
	US Bank NA	3.450%	11/16/21	3,700	3,799
	US Bank NA	2.650%	5/23/22	10,250	10,383
	Wachovia Corp.	6.605%	10/1/25	1,150	1,362
	Wachovia Corp.	7.500%	4/15/35	500	671
	Wachovia Corp.	5.500%	8/1/35	2,725	3,265
	Wachovia Corp.	6.550%	10/15/35	250	314
	Wells Fargo & Co.	2.600%	7/22/20	29,525	29,618
	Wells Fargo & Co.	2.550%	12/7/20	5,325	5,335
	Wells Fargo & Co.	3.000%	1/22/21	11,010	11,108
	Wells Fargo & Co.	2.500%	3/4/21	23,225	23,252
	Wells Fargo & Co.	4.600%	4/1/21	15,015	15,581
	Wells Fargo & Co.	2.100%	7/26/21	47,400	47,161
	Wells Fargo & Co.	3.500%	3/8/22	7,965	8,188
	Wells Fargo & Co.	2.625%	7/22/22	36,750	36,945
	Wells Fargo & Co.	3.069%	1/24/23	53,872	54,656
	Wells Fargo & Co.	3.450%	2/13/23	23,387	24,006
	Wells Fargo & Co.	4.125%	8/15/23	26,812	28,226
	Wells Fargo & Co.	4.480%	1/16/24	6,800	7,254
	Wells Fargo & Co.	3.750%	1/24/24	5,710	5,996
	Wells Fargo & Co.	3.300%	9/9/24	21,735	22,436
	Wells Fargo & Co.	3.000%	2/19/25	22,775	23,026
	Wells Fargo & Co.	3.550%	9/29/25	18,600	19,389
	Wells Fargo & Co.	3.000%	4/22/26	13,475	13,628
	Wells Fargo & Co.	4.100%	6/3/26	27,600	29,177
	Wells Fargo & Co.	3.000%	10/23/26	23,423	23,578
4	Wells Fargo & Co.	3.196%	6/17/27	20,000	20,239
	Wells Fargo & Co.	4.300%	7/22/27	17,125	18,444
4	Wells Fargo & Co.	3.584%	5/22/28	5,975	6,238
	Wells Fargo & Co.	4.150%	1/24/29	25,500	27,750
	Wells Fargo & Co.	5.375%	2/7/35	9,000	11,097
	Wells Fargo & Co.	5.375%	11/2/43	29,479	35,489
	Wells Fargo & Co.	5.606%	1/15/44	15,600	19,457
	Wells Fargo & Co.	4.650%	11/4/44	24,445	27,030
	Wells Fargo & Co.	3.900%	5/1/45	7,455	7,995
	Wells Fargo & Co.	4.900%	11/17/45	17,525	20,283
	Wells Fargo & Co.	4.400%	6/14/46	7,400	8,002
	Wells Fargo & Co.	4.750%	12/7/46	21,825	24,827
	Wells Fargo Bank NA	2.600%	1/15/21	26,450	26,551
4	Wells Fargo Bank NA	3.325%	7/23/21	15,505	15,649
	Wells Fargo Bank NA	3.625%	10/22/21	14,150	14,537
4	Wells Fargo Bank NA	2.897%	5/27/22	9,000	9,078
	Wells Fargo Bank NA	3.550%	8/14/23	24,875	25,957
	Wells Fargo Bank NA	5.950%	8/26/36	3,700	4,721
	Wells Fargo Bank NA	5.850%	2/1/37	11,275	14,462
	Wells Fargo Bank NA	6.600%	1/15/38	10,795	14,993
4	Wells Fargo Capital X	5.950%	12/1/86	3,425	4,037

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Westpac Banking Corp.	2.600%	11/23/20	16,000	16,076
	Westpac Banking Corp.	2.650%	1/25/21	5,075	5,100
	Westpac Banking Corp.	2.100%	5/13/21	28,275	28,196
	Westpac Banking Corp.	2.000%	8/19/21	9,050	8,989
	Westpac Banking Corp.	2.500%	6/28/22	28,000	28,135
	Westpac Banking Corp.	2.750%	1/11/23	8,000	8,098
	Westpac Banking Corp.	3.650%	5/15/23	7,400	7,713
	Westpac Banking Corp.	3.300%	2/26/24	10,700	11,042
	Westpac Banking Corp.	2.850%	5/13/26	17,925	18,028
	Westpac Banking Corp.	2.700%	8/19/26	1,550	1,545
	Westpac Banking Corp.	3.350%	3/8/27	11,900	12,360
	Westpac Banking Corp.	3.400%	1/25/28	150	158
4	Westpac Banking Corp.	4.322%	11/23/31	17,460	17,955
	Zions Bancorp NA	3.500%	8/27/21	9,050	9,236

	Brokerage (0.3%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,122	3,312
	Affiliated Managers Group Inc.	3.500%	8/1/25	4,300	4,417
	Ameriprise Financial Inc.	3.000%	3/22/22	1,000	1,016
	Ameriprise Financial Inc.	4.000%	10/15/23	12,499	13,300
	Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,767
	Ameriprise Financial Inc.	2.875%	9/15/26	4,300	4,329
	BGC Partners Inc.	5.125%	5/27/21	3,450	3,543
	BlackRock Inc.	4.250%	5/24/21	5,725	5,955
	BlackRock Inc.	3.375%	6/1/22	11,744	12,171
	BlackRock Inc.	3.500%	3/18/24	7,650	8,126
	BlackRock Inc.	3.200%	3/15/27	6,000	6,264
	BlackRock Inc.	3.250%	4/30/29	5,000	5,234
	Brookfield Asset Management Inc.	4.000%	1/15/25	4,725	4,955
	Brookfield Finance Inc.	4.250%	6/2/26	1,015	1,071
	Brookfield Finance Inc.	3.900%	1/25/28	5,500	5,589
	Brookfield Finance Inc.	4.850%	3/29/29	8,625	9,404
	Brookfield Finance Inc.	4.700%	9/20/47	8,175	8,455
	Brookfield Finance LLC	4.000%	4/1/24	9,920	10,383
	Cboe Global Markets Inc.	3.650%	1/12/27	4,910	5,168
	Charles Schwab Corp.	4.450%	7/22/20	775	793
	Charles Schwab Corp.	3.250%	5/21/21	10,400	10,595
	Charles Schwab Corp.	3.225%	9/1/22	4,464	4,579
	Charles Schwab Corp.	2.650%	1/25/23	7,225	7,306
	Charles Schwab Corp.	3.550%	2/1/24	10,180	10,711
	Charles Schwab Corp.	3.850%	5/21/25	2,000	2,130
	Charles Schwab Corp.	3.450%	2/13/26	3,225	3,368
	Charles Schwab Corp.	3.200%	3/2/27	3,500	3,608
	Charles Schwab Corp.	3.200%	1/25/28	5,350	5,521
	Charles Schwab Corp.	4.000%	2/1/29	6,000	6,545
	Charles Schwab Corp.	3.250%	5/22/29	5,540	5,719
	CME Group Inc.	3.000%	9/15/22	20,055	20,541
	CME Group Inc.	3.000%	3/15/25	750	780
	CME Group Inc.	3.750%	6/15/28	2,671	2,908
	CME Group Inc.	5.300%	9/15/43	7,140	9,125
	CME Group Inc.	4.150%	6/15/48	5,975	6,712
	E*TRADE Financial Corp.	2.950%	8/24/22	4,362	4,403
	E*TRADE Financial Corp.	3.800%	8/24/27	5,250	5,264
	E*TRADE Financial Corp.	4.500%	6/20/28	3,630	3,799

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Eaton Vance Corp.	3.625%	6/15/23	2,875	2,988
Eaton Vance Corp.	3.500%	4/6/27	2,600	2,676
Franklin Resources Inc.	2.800%	9/15/22	6,875	6,982
Franklin Resources Inc.	2.850%	3/30/25	3,000	3,070
Intercontinental Exchange Inc.	2.750%	12/1/20	4,925	4,956
Intercontinental Exchange Inc.	2.350%	9/15/22	5,375	5,378
Intercontinental Exchange Inc.	3.450%	9/21/23	3,500	3,652
Intercontinental Exchange Inc.	4.000%	10/15/23	9,975	10,605
Intercontinental Exchange Inc.	3.750%	12/1/25	10,115	10,807
Intercontinental Exchange Inc.	3.100%	9/15/27	5,100	5,226
Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,714
Intercontinental Exchange Inc.	4.250%	9/21/48	7,750	8,632
Invesco Finance plc	3.125%	11/30/22	16,300	16,668
Invesco Finance plc	4.000%	1/30/24	14,550	15,374
Invesco Finance plc	3.750%	1/15/26	10	11
Invesco Finance plc	5.375%	11/30/43	6,725	7,597
Janus Capital Group Inc.	4.875%	8/1/25	2,400	2,564
Jefferies Financial Group Inc.	5.500%	10/18/23	7,200	7,762
Jefferies Group LLC	6.875%	4/15/21	5,345	5,721
Jefferies Group LLC	5.125%	1/20/23	2,400	2,581
Jefferies Group LLC	4.850%	1/15/27	11,100	11,479
Jefferies Group LLC	6.450%	6/8/27	1,235	1,387
Jefferies Group LLC	6.250%	1/15/36	3,055	3,290
Jefferies Group LLC	6.500%	1/20/43	3,375	3,621
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	13,025	12,431
Lazard Group LLC	3.750%	2/13/25	100	104
Lazard Group LLC	3.625%	3/1/27	5,075	5,113
Lazard Group LLC	4.500%	9/19/28	9,350	9,951
Legg Mason Inc.	4.750%	3/15/26	3,502	3,737
Legg Mason Inc.	5.625%	1/15/44	4,875	5,283
Nasdaq Inc.	4.250%	6/1/24	4,325	4,630
Nasdaq Inc.	3.850%	6/30/26	4,350	4,568
Owl Rock Capital Corp.	5.250%	4/15/24	500	517
Raymond James Financial Inc.	3.625%	9/15/26	3,066	3,142
Raymond James Financial Inc.	4.950%	7/15/46	7,275	8,104
Stifel Financial Corp.	3.500%	12/1/20	3,475	3,519
Stifel Financial Corp.	4.250%	7/18/24	4,250	4,453
TD Ameritrade Holding Corp.	2.950%	4/1/22	10,775	10,943
TD Ameritrade Holding Corp.	3.625%	4/1/25	1,900	1,989
TD Ameritrade Holding Corp.	3.300%	4/1/27	6,125	6,292

Finance Companies (0.2%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	6,375	6,694
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	14,800	14,671
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.250%	7/1/20	9,780	9,927
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/30/20	11,187	11,453
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	6,685	6,894

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	8,620	9,029
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	1,330	1,375
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	8,400	8,631
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	2,125	2,162
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	6,950	7,289
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	5,045	5,095
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	970	1,040
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	2,050	2,060
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	7,650	7,660
Air Lease Corp.	2.500%	3/1/21	10,025	10,011
Air Lease Corp.	3.875%	4/1/21	9,743	9,952
Air Lease Corp.	3.375%	6/1/21	2,025	2,056
Air Lease Corp.	3.500%	1/15/22	1,465	1,500
Air Lease Corp.	3.750%	2/1/22	5,625	5,774
Air Lease Corp.	2.625%	7/1/22	5,000	4,992
Air Lease Corp.	2.750%	1/15/23	4,000	3,992
Air Lease Corp.	3.875%	7/3/23	4,350	4,510
Air Lease Corp.	3.000%	9/15/23	7,825	7,863
Air Lease Corp.	4.250%	2/1/24	6,350	6,691
Air Lease Corp.	4.250%	9/15/24	600	637
Air Lease Corp.	3.250%	3/1/25	7,000	7,027
Air Lease Corp.	3.625%	4/1/27	6,775	6,806
Air Lease Corp.	3.625%	12/1/27	4,000	4,011
Air Lease Corp.	4.625%	10/1/28	4,300	4,579
Aircastle Ltd.	4.400%	9/25/23	5,800	6,018
Aircastle Ltd.	4.125%	5/1/24	5,463	5,590
Aircastle Ltd.	4.250%	6/15/26	5,000	5,055
Ares Capital Corp.	3.500%	2/10/23	11,500	11,436
Ares Capital Corp.	4.200%	6/10/24	3,000	3,035
Ares Capital Corp.	4.250%	3/1/25	5,900	5,963
FS KKR Capital Corp.	4.750%	5/15/22	1,625	1,643
GATX Corp.	3.250%	3/30/25	2,300	2,292
GATX Corp.	3.250%	9/15/26	2,800	2,786
GATX Corp.	3.850%	3/30/27	4,000	4,087
GATX Corp.	3.500%	3/15/28	7,000	7,001
GATX Corp.	4.550%	11/7/28	2,585	2,777
GATX Corp.	4.700%	4/1/29	4,000	4,408
GATX Corp.	5.200%	3/15/44	325	358
GATX Corp.	4.500%	3/30/45	2,175	2,172
GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	65,564	65,192
GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	11,968	12,101
GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	98,055	96,698

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	International Lease Finance Corp.	8.250%	12/15/20	9,702	10,467
	International Lease Finance Corp.	4.625%	4/15/21	3,260	3,366
	International Lease Finance Corp.	8.625%	1/15/22	24,045	27,440
	International Lease Finance Corp.	5.875%	8/15/22	8,212	8,940
	Prospect Capital Corp.	5.875%	3/15/23	550	573

	Insurance (1.2%)
	ACE Capital Trust II	9.700%	4/1/30	725	1,024
	AEGON Funding Co. LLC	5.750%	12/15/20	4,731	4,954
4	Aegon NV	5.500%	4/11/48	4,000	4,165
	Aetna Inc.	4.125%	6/1/21	1,680	1,731
	Aetna Inc.	2.750%	11/15/22	10,160	10,206
	Aetna Inc.	2.800%	6/15/23	14,700	14,743
	Aetna Inc.	3.500%	11/15/24	6,500	6,693
	Aetna Inc.	6.625%	6/15/36	5,400	6,651
	Aetna Inc.	6.750%	12/15/37	3,000	3,755
	Aetna Inc.	4.500%	5/15/42	4,325	4,274
	Aetna Inc.	4.125%	11/15/42	2,525	2,377
	Aetna Inc.	4.750%	3/15/44	400	404
	Aetna Inc.	3.875%	8/15/47	9,575	8,642
	Aflac Inc.	3.625%	6/15/23	8,280	8,682
	Aflac Inc.	3.625%	11/15/24	4,610	4,872
	Aflac Inc.	3.250%	3/17/25	5,175	5,340
	Aflac Inc.	2.875%	10/15/26	7,775	7,794
	Aflac Inc.	4.000%	10/15/46	1,200	1,245
	Aflac Inc.	4.750%	1/15/49	4,450	5,210
	Alleghany Corp.	4.950%	6/27/22	3,000	3,210
	Alleghany Corp.	4.900%	9/15/44	4,575	4,982
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,514
	Allstate Corp.	3.150%	6/15/23	9,742	10,038
	Allstate Corp.	3.280%	12/15/26	4,000	4,172
	Allstate Corp.	5.350%	6/1/33	1,700	2,092
	Allstate Corp.	5.550%	5/9/35	495	612
	Allstate Corp.	5.950%	4/1/36	525	680
	Allstate Corp.	4.500%	6/15/43	5,950	6,733
	Allstate Corp.	4.200%	12/15/46	8,625	9,633
	Allstate Corp.	3.850%	8/10/49	1,480	1,551
4	Allstate Corp.	5.750%	8/15/53	5,450	5,702
4	Allstate Corp.	6.500%	5/15/67	2,575	2,923
	Alterra Finance LLC	6.250%	9/30/20	745	778
	American Financial Group Inc.	3.500%	8/15/26	2,825	2,846
	American Financial Group Inc.	4.500%	6/15/47	5,830	5,833
	American International Group Inc.	3.375%	8/15/20	5,150	5,205
	American International Group Inc.	6.400%	12/15/20	15,850	16,746
	American International Group Inc.	3.300%	3/1/21	5,825	5,901
	American International Group Inc.	4.875%	6/1/22	13,425	14,380
	American International Group Inc.	4.125%	2/15/24	2,605	2,757
	American International Group Inc.	3.750%	7/10/25	3,790	3,960
	American International Group Inc.	3.900%	4/1/26	6,750	7,049
	American International Group Inc.	4.200%	4/1/28	8,525	9,088
	American International Group Inc.	4.250%	3/15/29	5,700	6,102
	American International Group Inc.	3.875%	1/15/35	8,525	8,534
	American International Group Inc.	4.700%	7/10/35	3,860	4,197
	American International Group Inc.	6.250%	5/1/36	12,905	15,923

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	American International Group Inc.	4.500%	7/16/44	22,365	23,472
	American International Group Inc.	4.800%	7/10/45	3,175	3,474
	American International Group Inc.	4.750%	4/1/48	4,650	5,115
[4]	American International Group Inc.	5.750%	4/1/48	7,950	8,035
	American International Group Inc.	4.375%	1/15/55	10,040	10,113
4	American International Group Inc.	8.175%	5/15/68	2,900	3,654
	Anthem Inc.	4.350%	8/15/20	5,250	5,363
	Anthem Inc.	2.500%	11/21/20	1,125	1,127
	Anthem Inc.	3.700%	8/15/21	5,830	5,968
	Anthem Inc.	3.125%	5/15/22	10,275	10,435
	Anthem Inc.	2.950%	12/1/22	6,500	6,592
	Anthem Inc.	3.300%	1/15/23	11,621	11,958
	Anthem Inc.	3.500%	8/15/24	11,182	11,587
	Anthem Inc.	3.350%	12/1/24	16,515	17,078
	Anthem Inc.	3.650%	12/1/27	13,075	13,558
	Anthem Inc.	4.101%	3/1/28	28,000	29,852
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	1,200	1,453
	Anthem Inc.	6.375%	6/15/37	5,625	7,169
	Anthem Inc.	4.625%	5/15/42	7,975	8,673
	Anthem Inc.	4.650%	1/15/43	7,150	7,791
	Anthem Inc.	5.100%	1/15/44	7,855	9,043
	Anthem Inc.	4.650%	8/15/44	6,712	7,304
	Anthem Inc.	4.375%	12/1/47	14,890	15,767
	Anthem Inc.	4.550%	3/1/48	4,500	4,918
	Anthem Inc.	4.850%	8/15/54	2,525	2,678
	Aon Corp.	5.000%	9/30/20	4,170	4,306
	Aon Corp.	4.500%	12/15/28	8,500	9,347
	Aon Corp.	3.750%	5/2/29	4,800	5,005
	Aon Corp.	6.250%	9/30/40	2,650	3,371
	Aon plc	2.800%	3/15/21	8,355	8,407
	Aon plc	4.000%	11/27/23	2,675	2,819
	Aon plc	3.500%	6/14/24	5,450	5,669
	Aon plc	3.875%	12/15/25	8,600	9,172
	Aon plc	4.600%	6/14/44	3,175	3,461
	Aon plc	4.750%	5/15/45	4,650	5,102
	Arch Capital Finance LLC	4.011%	12/15/26	4,725	5,068
	Arch Capital Finance LLC	5.031%	12/15/46	4,725	5,603
	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,539
	Arch Capital Group US Inc.	5.144%	11/1/43	5,950	7,060
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	11,780	12,458
	Assurant Inc.	4.000%	3/15/23	6,975	7,211
	Assurant Inc.	4.200%	9/27/23	1,500	1,559
	Assurant Inc.	4.900%	3/27/28	1,600	1,715
	Assurant Inc.	6.750%	2/15/34	4,600	5,480
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	3,675	4,006
	Athene Holding Ltd.	4.125%	1/12/28	8,525	8,591
	AXA Equitable Holdings Inc.	3.900%	4/20/23	2,403	2,501
	AXA Equitable Holdings Inc.	7.000%	4/1/28	1,860	2,214
	AXA Equitable Holdings Inc.	4.350%	4/20/28	42,280	44,337
	AXA Equitable Holdings Inc.	5.000%	4/20/48	16,100	16,507
	AXA SA	8.600%	12/15/30	9,320	13,210
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,642
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	10,276

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	12,650	12,771
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	10,145	10,480
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,025	4,137
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	380	499
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,725	3,093
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	13,479	15,085
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	21,170	23,511
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	40,325	45,171
Berkshire Hathaway Inc.	2.200%	3/15/21	225	226
Berkshire Hathaway Inc.	3.750%	8/15/21	2,260	2,339
Berkshire Hathaway Inc.	3.400%	1/31/22	2,000	2,067
Berkshire Hathaway Inc.	3.000%	2/11/23	2,625	2,706
Berkshire Hathaway Inc.	2.750%	3/15/23	14,654	14,884
Berkshire Hathaway Inc.	3.125%	3/15/26	33,625	34,785
Berkshire Hathaway Inc.	4.500%	2/11/43	7,290	8,393
Brighthouse Financial Inc.	3.700%	6/22/27	12,293	11,630
Brighthouse Financial Inc.	4.700%	6/22/47	7,285	6,056
Brown & Brown Inc.	4.200%	9/15/24	3,555	3,735
Brown & Brown Inc.	4.500%	3/15/29	3,575	3,764
Chubb Corp.	6.000%	5/11/37	1,450	1,948
Chubb Corp.	6.500%	5/15/38	500	709
Chubb INA Holdings Inc.	2.300%	11/3/20	3,775	3,775
Chubb INA Holdings Inc.	2.875%	11/3/22	21,344	21,732
Chubb INA Holdings Inc.	2.700%	3/13/23	5,060	5,144
Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	8,292
Chubb INA Holdings Inc.	3.150%	3/15/25	5,876	6,122
Chubb INA Holdings Inc.	3.350%	5/3/26	13,025	13,615
Chubb INA Holdings Inc.	6.700%	5/15/36	1,550	2,193
Chubb INA Holdings Inc.	4.150%	3/13/43	5,650	6,311
Chubb INA Holdings Inc.	4.350%	11/3/45	19,961	23,147
Cigna Holding Co.	4.375%	12/15/20	200	205
Cigna Holding Co.	4.500%	3/15/21	1,390	1,429
Cigna Holding Co.	4.000%	2/15/22	4,785	4,940
Cigna Holding Co.	3.250%	4/15/25	13,075	13,274
Cigna Holding Co.	7.875%	5/15/27	362	474
Cigna Holding Co.	3.050%	10/15/27	17,105	16,887
Cigna Holding Co.	5.375%	2/15/42	1,300	1,475
Cigna Holding Co.	3.875%	10/15/47	6,675	6,215
Cincinnati Financial Corp.	6.920%	5/15/28	6,363	8,181
CNA Financial Corp.	5.750%	8/15/21	2,665	2,848
CNA Financial Corp.	3.950%	5/15/24	7,955	8,388
CNA Financial Corp.	4.500%	3/1/26	2,650	2,854
CNA Financial Corp.	3.450%	8/15/27	5,000	5,071
CNA Financial Corp.	3.900%	5/1/29	1,450	1,519
CNO Financial Group Inc.	5.250%	5/30/29	1,000	1,083
Coventry Health Care Inc.	5.450%	6/15/21	3,810	3,998
Enstar Group Ltd.	4.500%	3/10/22	1,750	1,794
Enstar Group Ltd.	4.950%	6/1/29	4,810	4,866
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	3,432
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,000	4,217
First American Financial Corp.	4.600%	11/15/24	4,650	4,931
Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,301
Hartford Financial Services Group Inc.	5.125%	4/15/22	8,350	8,950
Hartford Financial Services Group Inc.	5.950%	10/15/36	500	619

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,400	6,824
	Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,316
	Hartford Financial Services Group Inc.	4.400%	3/15/48	100	108
	Humana Inc.	3.150%	12/1/22	4,825	4,924
	Humana Inc.	3.850%	10/1/24	21,575	22,509
	Humana Inc.	3.950%	3/15/27	9,950	10,362
	Humana Inc.	4.625%	12/1/42	4,680	4,925
	Humana Inc.	4.950%	10/1/44	5,025	5,548
	Humana Inc.	4.800%	3/15/47	3,825	4,211
	Kemper Corp.	4.350%	2/15/25	1,500	1,569
	Lincoln National Corp.	4.850%	6/24/21	12	13
	Lincoln National Corp.	4.200%	3/15/22	4,985	5,213
	Lincoln National Corp.	4.000%	9/1/23	3,200	3,383
	Lincoln National Corp.	3.350%	3/9/25	225	231
	Lincoln National Corp.	3.625%	12/12/26	9,925	10,324
	Lincoln National Corp.	3.800%	3/1/28	9,750	10,228
	Lincoln National Corp.	6.150%	4/7/36	2,526	3,120
	Lincoln National Corp.	6.300%	10/9/37	4,150	5,263
	Lincoln National Corp.	7.000%	6/15/40	1,070	1,472
	Lincoln National Corp.	4.350%	3/1/48	925	967
	Loews Corp.	2.625%	5/15/23	9,675	9,746
	Loews Corp.	6.000%	2/1/35	3,025	3,796
	Loews Corp.	4.125%	5/15/43	4,065	4,196
	Manulife Financial Corp.	4.900%	9/17/20	5,200	5,347
	Manulife Financial Corp.	4.150%	3/4/26	8,850	9,524
4	Manulife Financial Corp.	4.061%	2/24/32	6,890	7,023
	Manulife Financial Corp.	5.375%	3/4/46	6,675	8,190
	Markel Corp.	4.900%	7/1/22	4,665	4,966
	Markel Corp.	3.500%	11/1/27	4,175	4,115
	Markel Corp.	5.000%	4/5/46	4,150	4,440
	Markel Corp.	4.300%	11/1/47	2,200	2,135
	Markel Corp.	5.000%	5/20/49	2,500	2,706
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,360
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	4,300	4,330
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,212	8,447
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	17,595	18,641
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,600	2,699
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,380
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,456
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	18,295	20,156
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	5,041
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,900	3,307
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	3,486
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	3,350	3,544
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	7,035	8,385
	Mercury General Corp.	4.400%	3/15/27	3,265	3,340
	MetLife Inc.	3.048%	12/15/22	8,950	9,075
	MetLife Inc.	4.368%	9/15/23	275	297
	MetLife Inc.	3.600%	4/10/24	15,943	16,898
	MetLife Inc.	3.000%	3/1/25	5,475	5,616
	MetLife Inc.	3.600%	11/13/25	7,975	8,442
	MetLife Inc.	6.500%	12/15/32	225	305
	MetLife Inc.	6.375%	6/15/34	2,445	3,357
	MetLife Inc.	5.700%	6/15/35	7,660	9,766

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	MetLife Inc.	5.875%	2/6/41	6,720	8,816
	MetLife Inc.	4.125%	8/13/42	10,475	11,282
	MetLife Inc.	4.875%	11/13/43	8,419	9,931
	MetLife Inc.	4.721%	12/15/44	6,350	7,296
	MetLife Inc.	4.050%	3/1/45	10,325	11,049
	MetLife Inc.	4.600%	5/13/46	4,816	5,545
4	MetLife Inc.	6.400%	12/15/66	15,731	17,933
4	MetLife Inc.	10.750%	8/1/69	500	794
	Munich Re America Corp.	7.450%	12/15/26	1,200	1,528
4	Nationwide Financial Services Inc.	6.750%	5/15/87	300	333
	Old Republic International Corp.	4.875%	10/1/24	4,550	4,931
	Old Republic International Corp.	3.875%	8/26/26	4,560	4,680
	PartnerRe Finance B LLC	5.500%	6/1/20	9,458	9,731
	PartnerRe Finance B LLC	3.700%	7/2/29	4,600	4,663
	Primerica Inc.	4.750%	7/15/22	2,000	2,112
	Principal Financial Group Inc.	3.400%	5/15/25	4,000	4,155
	Principal Financial Group Inc.	3.100%	11/15/26	14,485	14,528
	Principal Financial Group Inc.	4.625%	9/15/42	800	877
	Principal Financial Group Inc.	4.350%	5/15/43	375	399
	Principal Financial Group Inc.	4.300%	11/15/46	5,589	5,894
	Progressive Corp.	3.750%	8/23/21	10,555	10,897
	Progressive Corp.	2.450%	1/15/27	5,000	4,913
	Progressive Corp.	6.625%	3/1/29	2,150	2,772
	Progressive Corp.	4.350%	4/25/44	3,219	3,630
	Progressive Corp.	4.125%	4/15/47	13,275	14,589
	Progressive Corp.	4.200%	3/15/48	6,250	6,981
	Prudential Financial Inc.	4.500%	11/15/20	5,000	5,159
	Prudential Financial Inc.	4.500%	11/16/21	675	709
	Prudential Financial Inc.	3.500%	5/15/24	1,175	1,237
	Prudential Financial Inc.	3.878%	3/27/28	4,700	5,113
	Prudential Financial Inc.	5.750%	7/15/33	2,630	3,241
	Prudential Financial Inc.	5.700%	12/14/36	7,720	9,652
	Prudential Financial Inc.	6.625%	12/1/37	3,250	4,434
	Prudential Financial Inc.	6.625%	6/21/40	3,020	4,205
	Prudential Financial Inc.	6.200%	11/15/40	300	377
4	Prudential Financial Inc.	5.875%	9/15/42	11,936	12,712
4	Prudential Financial Inc.	5.625%	6/15/43	18,725	19,778
	Prudential Financial Inc.	5.100%	8/15/43	2,775	3,146
4	Prudential Financial Inc.	5.200%	3/15/44	2,350	2,441
	Prudential Financial Inc.	4.600%	5/15/44	15,600	17,746
4	Prudential Financial Inc.	5.375%	5/15/45	4,850	5,052
4	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,495
	Prudential Financial Inc.	3.905%	12/7/47	8,143	8,438
	Prudential Financial Inc.	4.418%	3/27/48	250	279
4	Prudential Financial Inc.	5.700%	9/15/48	9,000	9,691
	Prudential Financial Inc.	3.935%	12/7/49	5,384	5,605
	Prudential Financial Inc.	4.350%	2/25/50	8,600	9,557
	Reinsurance Group of America Inc.	5.000%	6/1/21	5,766	6,025
	Reinsurance Group of America Inc.	4.700%	9/15/23	1,500	1,621
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,562
	Reinsurance Group of America Inc.	3.900%	5/15/29	3,350	3,472
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,587
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,572
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,020	1,043

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Selective Insurance Group Inc.	5.375%	3/1/49	2,600	2,875
Sompo International Holdings Ltd.	4.700%	10/15/22	9,375	9,878
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,175	2,659
Torchmark Corp.	4.550%	9/15/28	3,200	3,489
Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	5,909
Travelers Cos. Inc.	3.900%	11/1/20	1,820	1,860
Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,581
Travelers Cos. Inc.	6.250%	6/15/37	7,090	9,699
Travelers Cos. Inc.	5.350%	11/1/40	4,145	5,280
Travelers Cos. Inc.	4.600%	8/1/43	2,920	3,400
Travelers Cos. Inc.	4.300%	8/25/45	500	567
Travelers Cos. Inc.	3.750%	5/15/46	4,925	5,168
Travelers Cos. Inc.	4.000%	5/30/47	12,600	13,738
Travelers Cos. Inc.	4.100%	3/4/49	6,700	7,436
Travelers Property Casualty Corp.	6.375%	3/15/33	535	733
Trinity Acquisition plc	4.400%	3/15/26	4,725	5,010
UnitedHealth Group Inc.	2.700%	7/15/20	9,350	9,389
UnitedHealth Group Inc.	1.950%	10/15/20	18,350	18,272
UnitedHealth Group Inc.	3.875%	10/15/20	1,975	2,009
UnitedHealth Group Inc.	4.700%	2/15/21	5,735	5,922
UnitedHealth Group Inc.	2.125%	3/15/21	2,575	2,571
UnitedHealth Group Inc.	3.150%	6/15/21	2,000	2,035
UnitedHealth Group Inc.	3.375%	11/15/21	270	276
UnitedHealth Group Inc.	2.875%	12/15/21	4,400	4,467
UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,347
UnitedHealth Group Inc.	3.350%	7/15/22	10,475	10,799
UnitedHealth Group Inc.	2.375%	10/15/22	10,000	10,021
UnitedHealth Group Inc.	2.750%	2/15/23	3,600	3,646
UnitedHealth Group Inc.	2.875%	3/15/23	8,005	8,159
UnitedHealth Group Inc.	3.500%	6/15/23	4,000	4,175
UnitedHealth Group Inc.	3.750%	7/15/25	28,688	30,620
UnitedHealth Group Inc.	3.100%	3/15/26	7,275	7,447
UnitedHealth Group Inc.	3.450%	1/15/27	8,000	8,393
UnitedHealth Group Inc.	3.375%	4/15/27	10,825	11,263
UnitedHealth Group Inc.	2.950%	10/15/27	9,225	9,377
UnitedHealth Group Inc.	3.850%	6/15/28	5,000	5,397
UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,608
UnitedHealth Group Inc.	4.625%	7/15/35	3,600	4,124
UnitedHealth Group Inc.	5.800%	3/15/36	3,300	4,212
UnitedHealth Group Inc.	6.500%	6/15/37	725	999
UnitedHealth Group Inc.	6.625%	11/15/37	5,100	7,147
UnitedHealth Group Inc.	6.875%	2/15/38	13,845	19,922
UnitedHealth Group Inc.	5.950%	2/15/41	1,875	2,467
UnitedHealth Group Inc.	4.625%	11/15/41	4,205	4,768
UnitedHealth Group Inc.	4.375%	3/15/42	1,775	1,968
UnitedHealth Group Inc.	3.950%	10/15/42	4,900	5,145
UnitedHealth Group Inc.	4.250%	3/15/43	6,807	7,448
UnitedHealth Group Inc.	4.750%	7/15/45	17,738	21,016
UnitedHealth Group Inc.	4.200%	1/15/47	20,625	22,381
UnitedHealth Group Inc.	4.250%	4/15/47	11,175	12,294
UnitedHealth Group Inc.	3.750%	10/15/47	6,700	6,822
UnitedHealth Group Inc.	4.250%	6/15/48	13,053	14,445
UnitedHealth Group Inc.	4.450%	12/15/48	3,775	4,331
Unum Group	5.625%	9/15/20	625	647

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Unum Group	4.000%	3/15/24	3,300	3,436
	Unum Group	4.000%	6/15/29	2,000	2,048
	Unum Group	5.750%	8/15/42	4,168	4,791
	Voya Financial Inc.	3.125%	7/15/24	9,414	9,547
	Voya Financial Inc.	3.650%	6/15/26	3,050	3,125
	Voya Financial Inc.	5.700%	7/15/43	4,600	5,642
	Voya Financial Inc.	4.800%	6/15/46	1,335	1,472
4	Voya Financial Inc.	4.700%	1/23/48	1,000	914
	Willis North America Inc.	3.600%	5/15/24	5,910	6,103
	Willis North America Inc.	4.500%	9/15/28	2,800	2,991
	Willis North America Inc.	5.050%	9/15/48	2,400	2,632
	Willis Towers Watson plc	5.750%	3/15/21	1,385	1,458
	WR Berkley Corp.	5.375%	9/15/20	375	387
	WR Berkley Corp.	4.625%	3/15/22	6,400	6,763
	WR Berkley Corp.	6.250%	2/15/37	150	184
	WR Berkley Corp.	4.750%	8/1/44	3,280	3,539
	XLIT Ltd.	4.450%	3/31/25	2,650	2,849
	XLIT Ltd.	5.250%	12/15/43	4,850	5,933
	XLIT Ltd.	5.500%	3/31/45	4,350	5,146

	Other Finance (0.0%)
	Jones Lang LaSalle Inc.	4.400%	11/15/22	1,150	1,190
	ORIX Corp.	2.900%	7/18/22	3,050	3,084
	ORIX Corp.	3.250%	12/4/24	2,000	2,055
	ORIX Corp.	3.700%	7/18/27	8,150	8,539

	Real Estate Investment Trusts (0.7%)
	Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,925	2,034
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	665	697
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	9,225	9,739
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	5,275	5,422
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,550	2,735
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	1,000	1,049
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	2,300	2,415
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	4,227
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,625
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	7,557
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	2,870
	American Campus Communities Operating Partnership LP	3.350%	10/1/20	2,470	2,492
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	2,375	2,495
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	1,000	1,008
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	3,075	3,132
	American Homes 4 Rent LP	4.250%	2/15/28	1,220	1,266
	American Homes 4 Rent LP	4.900%	2/15/29	3,625	3,943
	AvalonBay Communities Inc.	3.625%	10/1/20	4,000	4,045
	AvalonBay Communities Inc.	2.950%	9/15/22	75	76
	AvalonBay Communities Inc.	2.850%	3/15/23	4,890	4,959
	AvalonBay Communities Inc.	4.200%	12/15/23	1,680	1,795
	AvalonBay Communities Inc.	3.500%	11/15/24	850	891
	AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,492

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AvalonBay Communities Inc.	2.950%	5/11/26	4,000	4,055
AvalonBay Communities Inc.	2.900%	10/15/26	4,750	4,820
AvalonBay Communities Inc.	3.350%	5/15/27	5,000	5,205
AvalonBay Communities Inc.	3.200%	1/15/28	4,175	4,315
AvalonBay Communities Inc.	3.300%	6/1/29	2,000	2,073
AvalonBay Communities Inc.	4.350%	4/15/48	2,510	2,829
Boston Properties Inc.	3.400%	6/21/29	3,500	3,566
Boston Properties LP	5.625%	11/15/20	6,450	6,685
Boston Properties LP	4.125%	5/15/21	4,130	4,244
Boston Properties LP	3.850%	2/1/23	8,325	8,694
Boston Properties LP	3.125%	9/1/23	1,771	1,810
Boston Properties LP	3.800%	2/1/24	1,580	1,654
Boston Properties LP	3.200%	1/15/25	4,075	4,159
Boston Properties LP	3.650%	2/1/26	6,800	7,063
Boston Properties LP	2.750%	10/1/26	2,300	2,259
Brandywine Operating Partnership LP	3.950%	2/15/23	5,475	5,683
Brandywine Operating Partnership LP	3.950%	11/15/27	17,505	17,948
Brixmor Operating Partnership LP	3.875%	8/15/22	4,050	4,173
Brixmor Operating Partnership LP	3.250%	9/15/23	1,475	1,494
Brixmor Operating Partnership LP	3.650%	6/15/24	2,000	2,049
Brixmor Operating Partnership LP	3.850%	2/1/25	12,425	12,792
Brixmor Operating Partnership LP	4.125%	6/15/26	2,850	2,967
Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	7,405
Brixmor Operating Partnership LP	4.125%	5/15/29	1,180	1,220
Camden Property Trust	4.625%	6/15/21	1,025	1,062
Camden Property Trust	2.950%	12/15/22	5,575	5,674
Camden Property Trust	4.100%	10/15/28	1,975	2,155
Camden Property Trust	3.150%	7/1/29	8,565	8,685
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	4,000	4,114
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	5,675	5,585
Corporate Office Properties LP	3.700%	6/15/21	6,375	6,431
Corporate Office Properties LP	3.600%	5/15/23	1,600	1,623
Corporate Office Properties LP	5.250%	2/15/24	675	713
CubeSmart LP	4.375%	12/15/23	6,650	7,044
CubeSmart LP	4.000%	11/15/25	1,375	1,445
CubeSmart LP	3.125%	9/1/26	2,425	2,400
CubeSmart LP	4.375%	2/15/29	1,925	2,046
Digital Realty Trust LP	3.950%	7/1/22	7,725	8,028
Digital Realty Trust LP	3.625%	10/1/22	3,675	3,764
Digital Realty Trust LP	2.750%	2/1/23	2,400	2,395
Digital Realty Trust LP	4.750%	10/1/25	4,650	5,089
Digital Realty Trust LP	3.700%	8/15/27	5,350	5,502
Digital Realty Trust LP	4.450%	7/15/28	12,200	13,202
Digital Realty Trust LP	3.600%	7/1/29	7,575	7,647
Duke Realty LP	3.875%	2/15/21	10,000	10,200
Duke Realty LP	3.875%	10/15/22	6,175	6,417
Duke Realty LP	3.625%	4/15/23	1,740	1,800
Duke Realty LP	3.750%	12/1/24	1,500	1,571
Duke Realty LP	4.000%	9/15/28	2,025	2,160
EPR Properties	5.750%	8/15/22	3,110	3,336
EPR Properties	5.250%	7/15/23	3,375	3,609
EPR Properties	4.500%	4/1/25	7,023	7,335

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
EPR Properties	4.750%	12/15/26	1,100	1,163
EPR Properties	4.500%	6/1/27	245	254
EPR Properties	4.950%	4/15/28	4,150	4,425
ERP Operating LP	4.750%	7/15/20	5,510	5,611
ERP Operating LP	4.625%	12/15/21	1,459	1,532
ERP Operating LP	3.000%	4/15/23	1,675	1,714
ERP Operating LP	3.375%	6/1/25	300	314
ERP Operating LP	2.850%	11/1/26	9,175	9,268
ERP Operating LP	3.500%	3/1/28	7,000	7,349
ERP Operating LP	4.150%	12/1/28	3,200	3,531
ERP Operating LP	3.000%	7/1/29	2,560	2,592
ERP Operating LP	4.500%	7/1/44	4,200	4,786
ERP Operating LP	4.500%	6/1/45	3,750	4,278
ERP Operating LP	4.000%	8/1/47	2,775	2,988
Essex Portfolio LP	5.200%	3/15/21	1,750	1,818
Essex Portfolio LP	3.375%	1/15/23	1,000	1,023
Essex Portfolio LP	3.250%	5/1/23	1,425	1,454
Essex Portfolio LP	3.875%	5/1/24	1,575	1,655
Essex Portfolio LP	3.500%	4/1/25	8,950	9,215
Essex Portfolio LP	3.375%	4/15/26	3,485	3,546
Essex Portfolio LP	4.000%	3/1/29	5,795	6,154
Essex Portfolio LP	4.500%	3/15/48	6,300	6,795
Federal Realty Investment Trust	2.750%	6/1/23	2,650	2,665
Federal Realty Investment Trust	3.250%	7/15/27	4,725	4,830
Federal Realty Investment Trust	3.200%	6/15/29	1,900	1,917
Federal Realty Investment Trust	4.500%	12/1/44	7,075	7,810
HCP Inc.	3.150%	8/1/22	3,375	3,431
HCP Inc.	4.000%	12/1/22	6,428	6,703
HCP Inc.	4.250%	11/15/23	6,750	7,151
HCP Inc.	4.200%	3/1/24	10,067	10,649
HCP Inc.	3.875%	8/15/24	4,350	4,555
HCP Inc.	3.400%	2/1/25	4,850	4,952
HCP Inc.	4.000%	6/1/25	775	817
HCP Inc.	3.250%	7/15/26	2,000	2,006
HCP Inc.	3.500%	7/15/29	6,270	6,282
HCP Inc.	6.750%	2/1/41	1,496	1,994
Healthcare Realty Trust Inc.	3.750%	4/15/23	5,000	5,128
Healthcare Realty Trust Inc.	3.625%	1/15/28	2,810	2,838
Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,575	4,637
Healthcare Trust of America Holdings LP	2.950%	7/1/22	6,200	6,241
Healthcare Trust of America Holdings LP	3.700%	4/15/23	2,600	2,658
Healthcare Trust of America Holdings LP	3.500%	8/1/26	2,300	2,324
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,475	4,596
Highwoods Realty LP	3.200%	6/15/21	9,209	9,268
Highwoods Realty LP	3.875%	3/1/27	3,850	3,947
Highwoods Realty LP	4.125%	3/15/28	3,000	3,124
Highwoods Realty LP	4.200%	4/15/29	2,600	2,713
Hospitality Properties Trust	4.250%	2/15/21	50	50
Hospitality Properties Trust	4.500%	6/15/23	3,211	3,324
Hospitality Properties Trust	4.650%	3/15/24	3,525	3,626
Hospitality Properties Trust	4.500%	3/15/25	1,550	1,543
Hospitality Properties Trust	5.250%	2/15/26	2,035	2,071
Hospitality Properties Trust	4.950%	2/15/27	4,000	4,003
Hospitality Properties Trust	3.950%	1/15/28	3,925	3,655

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hospitality Properties Trust	4.375%	2/15/30	17,000	16,083
Host Hotels & Resorts LP	6.000%	10/1/21	3,000	3,182
Host Hotels & Resorts LP	5.250%	3/15/22	5,794	6,115
Host Hotels & Resorts LP	3.750%	10/15/23	6,034	6,167
Host Hotels & Resorts LP	3.875%	4/1/24	6,838	7,015
Host Hotels & Resorts LP	4.000%	6/15/25	1,400	1,449
Hudson Pacific Properties Inc.	4.650%	4/1/29	1,500	1,606
Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,550
Kilroy Realty LP	3.800%	1/15/23	10,550	10,882
Kilroy Realty LP	3.450%	12/15/24	2,000	2,057
Kilroy Realty LP	4.375%	10/1/25	800	855
Kilroy Realty LP	4.750%	12/15/28	2,150	2,369
Kilroy Realty LP	4.250%	8/15/29	2,975	3,162
Kimco Realty Corp.	3.200%	5/1/21	125	126
Kimco Realty Corp.	3.400%	11/1/22	7,275	7,468
Kimco Realty Corp.	3.125%	6/1/23	875	886
Kimco Realty Corp.	3.300%	2/1/25	3,125	3,175
Kimco Realty Corp.	2.800%	10/1/26	1,893	1,854
Kimco Realty Corp.	3.800%	4/1/27	5,175	5,402
Kimco Realty Corp.	4.250%	4/1/45	325	327
Kimco Realty Corp.	4.125%	12/1/46	400	395
Kimco Realty Corp.	4.450%	9/1/47	2,750	2,865
Kite Realty Group LP	4.000%	10/1/26	7,900	7,645
Liberty Property LP	4.750%	10/1/20	1,535	1,569
Liberty Property LP	3.375%	6/15/23	1,850	1,900
Liberty Property LP	4.400%	2/15/24	5,934	6,346
Liberty Property LP	3.750%	4/1/25	5,675	5,884
Liberty Property LP	4.375%	2/1/29	4,000	4,341
Life Storage LP	3.875%	12/15/27	1,000	1,019
Life Storage LP	4.000%	6/15/29	1,950	2,000
Life Storage LP	3.500%	7/1/26	10,625	10,568
Mid-America Apartments LP	4.300%	10/15/23	2,400	2,552
Mid-America Apartments LP	3.750%	6/15/24	2,725	2,815
Mid-America Apartments LP	4.000%	11/15/25	75	79
Mid-America Apartments LP	3.600%	6/1/27	7,770	8,004
Mid-America Apartments LP	3.950%	3/15/29	8,650	9,116
National Retail Properties Inc.	3.800%	10/15/22	1,600	1,656
National Retail Properties Inc.	3.300%	4/15/23	900	918
National Retail Properties Inc.	3.900%	6/15/24	2,750	2,873
National Retail Properties Inc.	4.000%	11/15/25	2,875	3,039
National Retail Properties Inc.	3.600%	12/15/26	2,475	2,549
National Retail Properties Inc.	3.500%	10/15/27	5,050	5,146
National Retail Properties Inc.	4.300%	10/15/28	2,500	2,707
National Retail Properties Inc.	4.800%	10/15/48	2,275	2,585
Office Properties Income Trust	4.000%	7/15/22	2,725	2,750
Omega Healthcare Investors Inc.	4.375%	8/1/23	18,025	18,746
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,325	3,520
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,250	3,380
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,696
Omega Healthcare Investors Inc.	4.500%	4/1/27	7,375	7,688
Omega Healthcare Investors Inc.	4.750%	1/15/28	4,180	4,420
Physicians Realty LP	4.300%	3/15/27	6,400	6,604
Physicians Realty LP	3.950%	1/15/28	3,000	3,011
Piedmont Operating Partnership LP	3.400%	6/1/23	6,150	6,169

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,828
Prologis LP	4.250%	8/15/23	1,800	1,921
Prologis LP	3.750%	11/1/25	1,450	1,552
Prologis LP	3.875%	9/15/28	2,500	2,705
Prologis LP	4.375%	9/15/48	3,500	3,998
Public Storage	2.370%	9/15/22	5,510	5,533
Public Storage	3.094%	9/15/27	2,600	2,656
Public Storage	3.385%	5/1/29	2,000	2,092
Realty Income Corp.	3.250%	10/15/22	9,900	10,151
Realty Income Corp.	4.650%	8/1/23	1,825	1,972
Realty Income Corp.	3.875%	7/15/24	1,950	2,065
Realty Income Corp.	3.875%	4/15/25	6,840	7,258
Realty Income Corp.	4.125%	10/15/26	10,420	11,269
Realty Income Corp.	3.000%	1/15/27	5,750	5,786
Realty Income Corp.	3.650%	1/15/28	7,725	8,091
Realty Income Corp.	3.250%	6/15/29	5,000	5,074
Realty Income Corp.	4.650%	3/15/47	9,855	11,441
Regency Centers Corp.	3.750%	11/15/22	2,000	2,073
Regency Centers LP	3.600%	2/1/27	2,010	2,081
Regency Centers LP	4.125%	3/15/28	1,375	1,471
Regency Centers LP	4.400%	2/1/47	5,650	6,080
Regency Centers LP	4.650%	3/15/49	4,225	4,664
Sabra Health Care LP	5.125%	8/15/26	500	521
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,700	1,750
Select Income REIT	4.150%	2/1/22	1,975	2,005
Select Income REIT	4.250%	5/15/24	1,325	1,326
Select Income REIT	4.500%	2/1/25	5,916	5,934
Simon Property Group LP	2.500%	9/1/20	4,800	4,806
Simon Property Group LP	4.375%	3/1/21	1,645	1,694
Simon Property Group LP	2.500%	7/15/21	2,000	2,010
Simon Property Group LP	4.125%	12/1/21	17,150	17,797
Simon Property Group LP	2.350%	1/30/22	3,525	3,528
Simon Property Group LP	3.375%	3/15/22	1,675	1,717
Simon Property Group LP	2.625%	6/15/22	10,300	10,380
Simon Property Group LP	2.750%	2/1/23	3,625	3,663
Simon Property Group LP	2.750%	6/1/23	6,000	6,079
Simon Property Group LP	3.750%	2/1/24	5,000	5,261
Simon Property Group LP	3.500%	9/1/25	2,800	2,932
Simon Property Group LP	3.300%	1/15/26	6,380	6,567
Simon Property Group LP	3.250%	11/30/26	2,800	2,884
Simon Property Group LP	3.375%	6/15/27	8,780	9,114
Simon Property Group LP	3.375%	12/1/27	4,700	4,877
Simon Property Group LP	6.750%	2/1/40	4,550	6,500
Simon Property Group LP	4.750%	3/15/42	2,010	2,337
Simon Property Group LP	4.250%	10/1/44	200	220
Simon Property Group LP	4.250%	11/30/46	6,950	7,624
SITE Centers Corp.	4.625%	7/15/22	1,498	1,558
SITE Centers Corp.	3.900%	8/15/24	5,825	5,893
SITE Centers Corp.	3.625%	2/1/25	6,000	6,072
SITE Centers Corp.	4.250%	2/1/26	1,700	1,780
SITE Centers Corp.	4.700%	6/1/27	16,350	17,501
SL Green Operating Partnership LP	3.250%	10/15/22	3,300	3,343
Spirit Realty LP	4.000%	7/15/29	2,650	2,681
STORE Capital Corp.	4.500%	3/15/28	3,195	3,367

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	STORE Capital Corp.	4.625%	3/15/29	5,000	5,329
	Tanger Properties LP	3.750%	12/1/24	1,000	1,010
	Tanger Properties LP	3.125%	9/1/26	4,710	4,473
	Tanger Properties LP	3.875%	7/15/27	2,600	2,591
	UDR Inc.	3.700%	10/1/20	1,000	1,014
	UDR Inc.	4.625%	1/10/22	8,350	8,739
	UDR Inc.	2.950%	9/1/26	4,400	4,361
	UDR Inc.	3.500%	7/1/27	5,250	5,391
	UDR Inc.	3.500%	1/15/28	5,075	5,170
	Ventas Realty LP	3.100%	1/15/23	4,120	4,194
	Ventas Realty LP	3.125%	6/15/23	7,060	7,197
	Ventas Realty LP	3.500%	4/15/24	3,075	3,189
	Ventas Realty LP	3.750%	5/1/24	2,325	2,414
	Ventas Realty LP	2.650%	1/15/25	3,610	3,592
	Ventas Realty LP	4.125%	1/15/26	1,825	1,930
	Ventas Realty LP	3.250%	10/15/26	9,075	9,106
	Ventas Realty LP	3.850%	4/1/27	2,075	2,160
	Ventas Realty LP	4.000%	3/1/28	12,985	13,648
	Ventas Realty LP	4.400%	1/15/29	4,000	4,331
	Ventas Realty LP	5.700%	9/30/43	1,000	1,212
	Ventas Realty LP	4.375%	2/1/45	3,000	3,070
	Ventas Realty LP	4.875%	4/15/49	1,200	1,312
	Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,300	1,354
	Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	6,877	7,026
	VEREIT Operating Partnership LP	4.125%	6/1/21	3,475	3,566
	VEREIT Operating Partnership LP	4.600%	2/6/24	2,550	2,702
	VEREIT Operating Partnership LP	4.625%	11/1/25	4,975	5,320
	VEREIT Operating Partnership LP	4.875%	6/1/26	2,925	3,165
	VEREIT Operating Partnership LP	3.950%	8/15/27	10,100	10,406
	Vornado Realty LP	3.500%	1/15/25	2,425	2,487
	Washington REIT	4.950%	10/1/20	800	813
	Washington REIT	3.950%	10/15/22	1,050	1,087
7	WEA Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	500	522
	Weingarten Realty Investors	3.375%	10/15/22	8,375	8,504
	Weingarten Realty Investors	3.500%	4/15/23	2,200	2,239
	Weingarten Realty Investors	4.450%	1/15/24	600	631
	Weingarten Realty Investors	3.850%	6/1/25	900	923
	Welltower Inc.	4.950%	1/15/21	5,340	5,507
	Welltower Inc.	5.250%	1/15/22	4,240	4,512
	Welltower Inc.	3.750%	3/15/23	16,519	17,169
	Welltower Inc.	3.950%	9/1/23	3,475	3,651
	Welltower Inc.	3.625%	3/15/24	10,000	10,394
	Welltower Inc.	4.000%	6/1/25	12,875	13,613
	Welltower Inc.	4.250%	4/1/26	9,775	10,401
	Welltower Inc.	4.250%	4/15/28	1,525	1,627
	Welltower Inc.	4.125%	3/15/29	5,145	5,457
	Welltower Inc.	6.500%	3/15/41	1,250	1,582
	Welltower Inc.	5.125%	3/15/43	950	1,053
	Welltower Inc.	4.950%	9/1/48	4,500	5,003
	WP Carey Inc.	4.600%	4/1/24	7,705	8,132
	WP Carey Inc.	4.000%	2/1/25	1,250	1,291
	WP Carey Inc.	4.250%	10/1/26	2,350	2,447
	WP Carey Inc.	3.850%	7/15/29	2,200	2,228
					15,305,646

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Industrial (16.3%)
	Basic Industry (0.8%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	9,710	9,879
	Air Products & Chemicals Inc.	3.350%	7/31/24	9,045	9,449
	Airgas Inc.	3.650%	7/15/24	7,725	8,100
	Albemarle Corp.	4.150%	12/1/24	5,300	5,591
	Albemarle Corp.	5.450%	12/1/44	3,240	3,459
	ArcelorMittal	6.250%	2/25/22	2,923	3,157
	ArcelorMittal	6.125%	6/1/25	5,200	5,883
	ArcelorMittal	4.550%	3/11/26	16,500	17,366
	ArcelorMittal	7.000%	10/15/39	6,400	7,592
	Barrick Gold Corp.	6.450%	10/15/35	1,050	1,281
	Barrick Gold Corp.	5.250%	4/1/42	9,150	10,704
	Barrick North America Finance LLC	5.700%	5/30/41	9,970	11,914
	Barrick North America Finance LLC	5.750%	5/1/43	6,200	7,719
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	12,159	14,921
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	12,890	13,098
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	7,475	7,945
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	121
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	4,020	4,421
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	20,890	25,923
7	Braskem America Finance Co.	7.125%	7/22/41	200	235
	Braskem Finance Ltd.	6.450%	2/3/24	4,300	4,741
	Cabot Corp.	3.700%	7/15/22	400	408
	Cabot Corp.	4.000%	7/1/29	2,800	2,838
	Celanese US Holdings LLC	5.875%	6/15/21	3,950	4,190
	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	9,050	9,388
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	5,970
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	9,039
	Domtar Corp.	6.750%	2/15/44	3,600	3,884
	Dow Chemical Co.	4.125%	11/15/21	15,515	16,048
	Dow Chemical Co.	3.000%	11/15/22	28,100	28,466
	Dow Chemical Co.	3.500%	10/1/24	5,700	5,900
7	Dow Chemical Co.	4.550%	11/30/25	4,500	4,900
7	Dow Chemical Co.	4.800%	11/30/28	5,225	5,852
	Dow Chemical Co.	7.375%	11/1/29	5,350	7,037
	Dow Chemical Co.	4.250%	10/1/34	6,105	6,337
	Dow Chemical Co.	9.400%	5/15/39	9,820	15,589
	Dow Chemical Co.	5.250%	11/15/41	3,515	3,892
	Dow Chemical Co.	4.375%	11/15/42	12,430	12,516
	Dow Chemical Co.	4.625%	10/1/44	1,600	1,661
7	Dow Chemical Co.	5.550%	11/30/48	7,375	8,719
7	Dow Chemical Co.	4.800%	5/15/49	2,000	2,155
	DuPont de Nemours Inc.	3.766%	11/15/20	12,025	12,254
	DuPont de Nemours Inc.	4.205%	11/15/23	19,000	20,316
	DuPont de Nemours Inc.	4.493%	11/15/25	12,000	13,278
	DuPont de Nemours Inc.	4.725%	11/15/28	26,025	29,317
	DuPont de Nemours Inc.	5.319%	11/15/38	14,275	16,685
	DuPont de Nemours Inc.	5.419%	11/15/48	23,000	27,907
	Eastman Chemical Co.	4.500%	1/15/21	430	441
	Eastman Chemical Co.	3.600%	8/15/22	7,095	7,280
	Eastman Chemical Co.	3.800%	3/15/25	2,500	2,603
	Eastman Chemical Co.	4.800%	9/1/42	3,950	4,146
	Eastman Chemical Co.	4.650%	10/15/44	5,425	5,582

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Ecolab Inc.	4.350%	12/8/21	4,569	4,794
	Ecolab Inc.	2.375%	8/10/22	7,165	7,168
	Ecolab Inc.	3.250%	1/14/23	2,325	2,379
	Ecolab Inc.	2.700%	11/1/26	3,100	3,123
	Ecolab Inc.	3.250%	12/1/27	4,100	4,269
	Ecolab Inc.	5.500%	12/8/41	2,156	2,741
	Ecolab Inc.	3.950%	12/1/47	6,746	7,236
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	7,725	8,198
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	5,900	5,943
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	3,425	3,669
	FMC Corp.	3.950%	2/1/22	3,000	3,089
	FMC Corp.	4.100%	2/1/24	6,500	6,726
	Georgia-Pacific LLC	8.000%	1/15/24	14,030	17,308
	Georgia-Pacific LLC	7.375%	12/1/25	2,500	3,178
	Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,313
	Georgia-Pacific LLC	7.750%	11/15/29	1,750	2,470
	Georgia-Pacific LLC	8.875%	5/15/31	4,460	6,904
	Huntsman International LLC	4.500%	5/1/29	6,425	6,616
	International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,497
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,181
	International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	4,341
	International Flavors & Fragrances Inc.	5.000%	9/26/48	5,000	5,516
	International Paper Co.	7.500%	8/15/21	4,779	5,282
	International Paper Co.	4.750%	2/15/22	4,104	4,332
	International Paper Co.	3.800%	1/15/26	1,010	1,055
	International Paper Co.	3.000%	2/15/27	11,150	11,038
	International Paper Co.	5.000%	9/15/35	2,650	2,913
	International Paper Co.	7.300%	11/15/39	3,787	4,929
	International Paper Co.	6.000%	11/15/41	1,900	2,217
	International Paper Co.	4.800%	6/15/44	11,425	11,682
	International Paper Co.	5.150%	5/15/46	7,650	8,171
	International Paper Co.	4.400%	8/15/47	14,341	13,898
	International Paper Co.	4.350%	8/15/48	9,900	9,649
	Kinross Gold Corp.	5.125%	9/1/21	900	932
	Kinross Gold Corp.	5.950%	3/15/24	3,091	3,377
	Kinross Gold Corp.	4.500%	7/15/27	467	472
	Lubrizol Corp.	6.500%	10/1/34	420	579
	LYB International Finance BV	4.000%	7/15/23	7,856	8,267
	LYB International Finance BV	5.250%	7/15/43	7,856	8,673
	LYB International Finance BV	4.875%	3/15/44	6,910	7,353
	LYB International Finance II BV	3.500%	3/2/27	15,000	15,248
	LyondellBasell Industries NV	6.000%	11/15/21	15,650	16,701
	LyondellBasell Industries NV	5.750%	4/15/24	6,658	7,482
	LyondellBasell Industries NV	4.625%	2/26/55	4,900	4,883
	Meadwestvaco Corp.	7.950%	2/15/31	8,200	11,038
	Methanex Corp.	5.650%	12/1/44	6,200	5,985
	Mosaic Co.	3.750%	11/15/21	10,275	10,520
	Mosaic Co.	3.250%	11/15/22	10,450	10,659
	Mosaic Co.	4.250%	11/15/23	12,507	13,245
	Mosaic Co.	4.050%	11/15/27	6,125	6,314
	Mosaic Co.	5.450%	11/15/33	1,805	2,042
	Mosaic Co.	4.875%	11/15/41	4,470	4,403
	Mosaic Co.	5.625%	11/15/43	1,250	1,374
7	Newmont Goldcorp Corp.	3.625%	6/9/21	2,145	2,182

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Newmont Goldcorp Corp.	3.500%	3/15/22	400	409
7	Newmont Goldcorp Corp.	3.700%	3/15/23	21,590	22,336
	Newmont Goldcorp Corp.	5.875%	4/1/35	780	934
	Newmont Goldcorp Corp.	6.250%	10/1/39	6,626	8,450
	Newmont Goldcorp Corp.	4.875%	3/15/42	7,825	8,709
7	Newmont Goldcorp Corp.	5.450%	6/9/44	4,184	5,025
	Nucor Corp.	4.125%	9/15/22	8,191	8,612
	Nucor Corp.	4.000%	8/1/23	8,027	8,493
	Nucor Corp.	6.400%	12/1/37	7,875	10,372
	Nucor Corp.	5.200%	8/1/43	11,225	13,200
	Nucor Corp.	4.400%	5/1/48	2,780	3,002
	Nutrien Ltd.	3.150%	10/1/22	14,135	14,346
	Nutrien Ltd.	3.500%	6/1/23	6,664	6,829
	Nutrien Ltd.	3.625%	3/15/24	500	518
	Nutrien Ltd.	3.375%	3/15/25	5,450	5,574
	Nutrien Ltd.	3.000%	4/1/25	4,000	4,011
	Nutrien Ltd.	4.000%	12/15/26	2,700	2,817
	Nutrien Ltd.	4.200%	4/1/29	2,925	3,156
	Nutrien Ltd.	4.125%	3/15/35	5,525	5,449
	Nutrien Ltd.	7.125%	5/23/36	200	249
	Nutrien Ltd.	5.625%	12/1/40	4,875	5,584
	Nutrien Ltd.	6.125%	1/15/41	1,375	1,671
	Nutrien Ltd.	4.900%	6/1/43	6,410	6,946
	Nutrien Ltd.	5.250%	1/15/45	18,755	21,139
	Nutrien Ltd.	5.000%	4/1/49	5,707	6,462
	Packaging Corp. of America	3.900%	6/15/22	7,222	7,488
	Packaging Corp. of America	4.500%	11/1/23	8,345	8,925
	Packaging Corp. of America	3.650%	9/15/24	4,425	4,577
	Packaging Corp. of America	3.400%	12/15/27	700	708
	Praxair Inc.	2.250%	9/24/20	1,500	1,502
	Praxair Inc.	4.050%	3/15/21	120	124
	Praxair Inc.	3.000%	9/1/21	8,125	8,272
	Praxair Inc.	2.450%	2/15/22	15,971	16,097
	Praxair Inc.	2.200%	8/15/22	10,393	10,414
	Praxair Inc.	2.650%	2/5/25	3,500	3,557
	Praxair Inc.	3.200%	1/30/26	3,000	3,135
	Praxair Inc.	3.550%	11/7/42	2,500	2,538
	Rayonier Inc.	3.750%	4/1/22	2,000	2,030
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,225	4,424
	Rio Tinto Alcan Inc.	6.125%	12/15/33	3,229	4,285
	Rio Tinto Alcan Inc.	5.750%	6/1/35	3,935	4,853
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	30,475	32,645
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	500
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,585	6,922
	Rio Tinto Finance USA plc	4.750%	3/22/42	3,975	4,697
	Rio Tinto Finance USA plc	4.125%	8/21/42	12,925	14,385
	Rohm & Haas Co.	7.850%	7/15/29	4,775	6,363
	RPM International Inc.	3.450%	11/15/22	3,275	3,328
	RPM International Inc.	3.750%	3/15/27	3,875	3,904
	RPM International Inc.	5.250%	6/1/45	3,592	3,754
	RPM International Inc.	4.250%	1/15/48	9,945	9,050
	Sasol Financing International Ltd.	4.500%	11/14/22	9,110	9,375
	SASOL Financing USA LLC	5.875%	3/27/24	13,325	14,391
	SASOL Financing USA LLC	6.500%	9/27/28	6,600	7,392

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Sherwin-Williams Co.	4.200%	1/15/22	500	519
	Sherwin-Williams Co.	2.750%	6/1/22	10,160	10,249
	Sherwin-Williams Co.	3.125%	6/1/24	9,875	10,090
	Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,596
	Sherwin-Williams Co.	3.950%	1/15/26	5,450	5,711
	Sherwin-Williams Co.	3.450%	6/1/27	17,500	17,920
	Sherwin-Williams Co.	4.000%	12/15/42	1,000	967
	Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,654
	Sherwin-Williams Co.	4.500%	6/1/47	3,375	3,593
	Southern Copper Corp.	3.500%	11/8/22	2,400	2,442
	Southern Copper Corp.	3.875%	4/23/25	2,800	2,895
	Southern Copper Corp.	7.500%	7/27/35	3,725	4,875
	Southern Copper Corp.	6.750%	4/16/40	1,550	1,946
	Southern Copper Corp.	5.250%	11/8/42	17,545	19,206
	Southern Copper Corp.	5.875%	4/23/45	22,845	26,910
7	Suzano Austria GmbH	6.000%	1/15/29	18,750	20,414
7	Suzano Austria GmbH	5.000%	1/15/30	6,700	6,772
	Teck Resources Ltd.	6.125%	10/1/35	4,727	5,389
	Teck Resources Ltd.	6.000%	8/15/40	2,830	3,049
	Teck Resources Ltd.	6.250%	7/15/41	9,020	10,012
	Vale Canada Ltd.	7.200%	9/15/32	3,316	3,768
	Vale Overseas Ltd.	4.375%	1/11/22	17,429	17,952
	Vale Overseas Ltd.	6.250%	8/10/26	22,860	25,946
	Vale Overseas Ltd.	8.250%	1/17/34	500	651
	Vale Overseas Ltd.	6.875%	11/21/36	16,289	19,526
	Vale Overseas Ltd.	6.875%	11/10/39	15,265	18,337
	Vale SA	5.625%	9/11/42	4,597	4,936
	Westlake Chemical Corp.	3.600%	8/15/26	19,200	19,495
	Westlake Chemical Corp.	5.000%	8/15/46	13,210	13,589
	Westlake Chemical Corp.	4.375%	11/15/47	275	259
	Westrock MWV LLC	8.200%	1/15/30	5,804	7,891
	WestRock RKT Co.	4.900%	3/1/22	1,950	2,062
	WestRock RKT Co.	4.000%	3/1/23	2,865	2,980
	Weyerhaeuser Co.	4.700%	3/15/21	570	588
	Weyerhaeuser Co.	3.250%	3/15/23	500	512
	Weyerhaeuser Co.	4.625%	9/15/23	8,125	8,727
	Weyerhaeuser Co.	8.500%	1/15/25	800	1,030
	Weyerhaeuser Co.	4.000%	11/15/29	11,200	11,908
	Weyerhaeuser Co.	7.375%	3/15/32	3,575	4,994
	Weyerhaeuser Co.	6.875%	12/15/33	2,000	2,606
	WRKCo Inc.	3.000%	9/15/24	5,575	5,620
	WRKCo Inc.	3.750%	3/15/25	4,025	4,181
	WRKCo Inc.	4.650%	3/15/26	2,315	2,514
	WRKCo Inc.	3.375%	9/15/27	4,700	4,705
	WRKCo Inc.	4.000%	3/15/28	5,000	5,160
	WRKCo Inc.	3.900%	6/1/28	2,000	2,048
	WRKCo Inc.	4.900%	3/15/29	9,150	9,972
	WRKCO Inc.	4.200%	6/1/32	3,155	3,254
	Yamana Gold Inc.	4.950%	7/15/24	1,870	1,968
	Yamana Gold Inc.	4.625%	12/15/27	4,000	4,089

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Capital Goods (1.4%)
	3M Co.	2.000%	8/7/20	3,660	3,657
	3M Co.	1.625%	9/19/21	4,625	4,575
	3M Co.	2.750%	3/1/22	7,518	7,634
	3M Co.	2.000%	6/26/22	1,982	1,976
	3M Co.	2.250%	3/15/23	1,950	1,949
	3M Co.	3.250%	2/14/24	3,075	3,211
	3M Co.	3.000%	8/7/25	3,900	4,014
	3M Co.	2.250%	9/19/26	5,900	5,761
	3M Co.	2.875%	10/15/27	5,150	5,247
	3M Co.	3.625%	9/14/28	5,816	6,224
	3M Co.	3.375%	3/1/29	7,075	7,451
	3M Co.	3.875%	6/15/44	1,000	1,045
	3M Co.	3.125%	9/19/46	5,500	5,048
	3M Co.	3.625%	10/15/47	4,675	4,690
	3M Co.	4.000%	9/14/48	10,400	11,224
	ABB Finance USA Inc.	2.875%	5/8/22	4,660	4,731
	ABB Finance USA Inc.	3.375%	4/3/23	250	259
	ABB Finance USA Inc.	3.800%	4/3/28	5,725	6,177
	ABB Finance USA Inc.	4.375%	5/8/42	6,900	7,873
	Allegion US Holding Co. Inc.	3.200%	10/1/24	900	908
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	3,038
	Avery Dennison Corp.	4.875%	12/6/28	660	730
7	Bemis Co. Inc.	4.500%	10/15/21	1,205	1,251
7	Bemis Co. Inc.	3.100%	9/15/26	2,450	2,364
	Boeing Co.	1.650%	10/30/20	4,165	4,129
	Boeing Co.	8.750%	8/15/21	390	441
	Boeing Co.	2.350%	10/30/21	2,000	2,005
	Boeing Co.	2.125%	3/1/22	5,075	5,054
	Boeing Co.	2.700%	5/1/22	4,425	4,501
	Boeing Co.	2.800%	3/1/23	7,350	7,461
	Boeing Co.	1.875%	6/15/23	3,100	3,039
	Boeing Co.	2.800%	3/1/24	2,000	2,029
	Boeing Co.	2.850%	10/30/24	2,325	2,369
	Boeing Co.	2.500%	3/1/25	580	576
	Boeing Co.	7.250%	6/15/25	325	406
	Boeing Co.	2.600%	10/30/25	4,050	4,055
	Boeing Co.	3.100%	5/1/26	4,875	5,022
	Boeing Co.	2.250%	6/15/26	1,750	1,705
	Boeing Co.	2.800%	3/1/27	1,975	1,986
	Boeing Co.	3.250%	3/1/28	2,926	3,041
	Boeing Co.	3.450%	11/1/28	2,342	2,446
	Boeing Co.	3.200%	3/1/29	8,775	9,077
	Boeing Co.	6.125%	2/15/33	5,775	7,600
	Boeing Co.	3.600%	5/1/34	7,825	8,157
	Boeing Co.	6.625%	2/15/38	525	732
	Boeing Co.	3.550%	3/1/38	3,035	3,063
	Boeing Co.	3.500%	3/1/39	3,415	3,421
	Boeing Co.	6.875%	3/15/39	7,905	11,400
	Boeing Co.	5.875%	2/15/40	480	628
	Boeing Co.	3.375%	6/15/46	7,000	6,462
	Boeing Co.	3.650%	3/1/47	2,850	2,872
	Boeing Co.	3.625%	3/1/48	3,500	3,480
	Boeing Co.	3.850%	11/1/48	475	492

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Boeing Co.	3.900%	5/1/49	5,850	6,128
Boeing Co.	3.825%	3/1/59	3,050	3,086
Carlisle Cos. Inc.	3.750%	11/15/22	1,605	1,649
Carlisle Cos. Inc.	3.500%	12/1/24	1,800	1,837
Carlisle Cos. Inc.	3.750%	12/1/27	3,050	3,122
Caterpillar Financial Services Corp.	1.850%	9/4/20	14,625	14,572
Caterpillar Financial Services Corp.	2.500%	11/13/20	2,500	2,507
Caterpillar Financial Services Corp.	2.900%	3/15/21	8,400	8,499
Caterpillar Financial Services Corp.	2.650%	5/17/21	4,200	4,236
Caterpillar Financial Services Corp.	1.700%	8/9/21	7,900	7,815
Caterpillar Financial Services Corp.	2.750%	8/20/21	1,300	1,311
Caterpillar Financial Services Corp.	3.150%	9/7/21	2,900	2,956
Caterpillar Financial Services Corp.	1.931%	10/1/21	9,438	9,368
Caterpillar Financial Services Corp.	2.950%	2/26/22	8,050	8,218
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,604	1,634
Caterpillar Financial Services Corp.	2.400%	6/6/22	7,000	7,058
Caterpillar Financial Services Corp.	2.550%	11/29/22	8,000	8,089
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,100	1,111
Caterpillar Financial Services Corp.	3.450%	5/15/23	5,350	5,577
Caterpillar Financial Services Corp.	3.650%	12/7/23	3,000	3,163
Caterpillar Financial Services Corp.	2.850%	5/17/24	4,100	4,184
Caterpillar Financial Services Corp.	3.300%	6/9/24	7,175	7,482
Caterpillar Financial Services Corp.	3.250%	12/1/24	6,320	6,583
Caterpillar Financial Services Corp.	2.400%	8/9/26	2,300	2,252
Caterpillar Inc.	3.900%	5/27/21	14,147	14,598
Caterpillar Inc.	2.600%	6/26/22	15,425	15,613
Caterpillar Inc.	3.400%	5/15/24	5,500	5,767
Caterpillar Inc.	5.300%	9/15/35	3,100	3,788
Caterpillar Inc.	6.050%	8/15/36	9,241	12,164
Caterpillar Inc.	5.200%	5/27/41	5,022	6,321
Caterpillar Inc.	3.803%	8/15/42	20,654	22,025
Caterpillar Inc.	4.300%	5/15/44	2,830	3,197
Caterpillar Inc.	4.750%	5/15/64	1,650	1,943
CNH Industrial Capital LLC	4.375%	11/6/20	8,350	8,521
CNH Industrial Capital LLC	4.375%	4/5/22	2,800	2,895
CNH Industrial Capital LLC	4.200%	1/15/24	15,795	16,501
CNH Industrial NV	4.500%	8/15/23	1,350	1,417
CNH Industrial NV	3.850%	11/15/27	7,950	7,917
Crane Co.	4.450%	12/15/23	5,690	6,037
Crane Co.	4.200%	3/15/48	3,900	3,815
CRH America Inc.	5.750%	1/15/21	2,290	2,379
Deere & Co.	2.600%	6/8/22	6,165	6,232
Deere & Co.	5.375%	10/16/29	4,170	5,079
Deere & Co.	3.900%	6/9/42	5,212	5,734
Dover Corp.	4.300%	3/1/21	1,780	1,827
Dover Corp.	3.150%	11/15/25	10,000	10,179
Dover Corp.	6.600%	3/15/38	1,475	1,941
Dover Corp.	5.375%	3/1/41	1,495	1,757
Eagle Materials Inc.	4.500%	8/1/26	4,700	4,820
Eaton Corp.	2.750%	11/2/22	12,994	13,140
Eaton Corp.	3.103%	9/15/27	7,765	7,874
Eaton Corp.	4.000%	11/2/32	6,229	6,886
Eaton Corp.	4.150%	11/2/42	1,175	1,235
Eaton Corp.	3.915%	9/15/47	4,950	5,014

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Embraer Netherlands Finance BV	5.050%	6/15/25	6,675	7,198
	Embraer Netherlands Finance BV	5.400%	2/1/27	6,100	6,764
7	Embraer Overseas Ltd.	5.696%	9/16/23	3,340	3,652
	Embraer SA	5.150%	6/15/22	3,850	4,061
	Emerson Electric Co.	4.250%	11/15/20	1,307	1,344
	Emerson Electric Co.	2.625%	12/1/21	11,025	11,143
	Emerson Electric Co.	2.625%	2/15/23	3,500	3,570
	Emerson Electric Co.	3.150%	6/1/25	1,800	1,866
	Emerson Electric Co.	5.250%	11/15/39	440	543
	FLIR Systems Inc.	3.125%	6/15/21	1,500	1,511
	Flowserve Corp.	3.500%	9/15/22	13,705	13,824
	Flowserve Corp.	4.000%	11/15/23	4,575	4,654
	Fortive Corp.	2.350%	6/15/21	5,122	5,105
	Fortive Corp.	3.150%	6/15/26	3,750	3,746
	Fortive Corp.	4.300%	6/15/46	5,250	5,283
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	9,750	10,252
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,350	4,560
	General Dynamics Corp.	3.000%	5/11/21	2,170	2,205
	General Dynamics Corp.	3.875%	7/15/21	1,925	1,984
	General Dynamics Corp.	2.250%	11/15/22	4,722	4,739
	General Dynamics Corp.	3.375%	5/15/23	8,500	8,876
	General Dynamics Corp.	1.875%	8/15/23	18,200	17,926
	General Dynamics Corp.	2.375%	11/15/24	12,000	12,042
	General Dynamics Corp.	3.500%	5/15/25	9,743	10,359
	General Dynamics Corp.	2.625%	11/15/27	10,440	10,459
	General Dynamics Corp.	3.750%	5/15/28	9,135	9,934
	General Dynamics Corp.	3.600%	11/15/42	3,064	3,219
	General Electric Co.	4.375%	9/16/20	12,172	12,443
	General Electric Co.	4.625%	1/7/21	3,928	4,039
	General Electric Co.	5.300%	2/11/21	12,647	13,121
	General Electric Co.	4.650%	10/17/21	8,692	9,054
	General Electric Co.	3.150%	9/7/22	7,206	7,292
	General Electric Co.	2.700%	10/9/22	31,690	31,615
	General Electric Co.	3.100%	1/9/23	3,973	4,012
	General Electric Co.	3.375%	3/11/24	14,800	15,129
	General Electric Co.	3.450%	5/15/24	4,892	4,992
	General Electric Co.	6.750%	3/15/32	21,484	26,418
	General Electric Co.	6.150%	8/7/37	7,946	9,228
	General Electric Co.	5.875%	1/14/38	26,736	30,256
	General Electric Co.	6.875%	1/10/39	17,453	21,856
	General Electric Co.	4.125%	10/9/42	17,625	16,211
	General Electric Co.	4.500%	3/11/44	23,445	22,617
	Hexcel Corp.	4.700%	8/15/25	1,350	1,441
	Honeywell International Inc.	4.250%	3/1/21	10,530	10,890
	Honeywell International Inc.	1.850%	11/1/21	8,400	8,340
	Honeywell International Inc.	3.350%	12/1/23	10,140	10,560
	Honeywell International Inc.	2.500%	11/1/26	5,375	5,365
	Honeywell International Inc.	5.700%	3/15/36	4,580	5,902
	Honeywell International Inc.	5.700%	3/15/37	4,595	5,987
	Honeywell International Inc.	5.375%	3/1/41	5,995	7,593
	Honeywell International Inc.	3.812%	11/21/47	725	775
	Hubbell Inc.	3.350%	3/1/26	2,800	2,797
	Hubbell Inc.	3.150%	8/15/27	3,425	3,373
	Hubbell Inc.	3.500%	2/15/28	4,645	4,684

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Huntington Ingalls Industries Inc.	3.483%	12/1/27	9,075	9,211
Illinois Tool Works Inc.	3.375%	9/15/21	2,895	2,966
Illinois Tool Works Inc.	3.500%	3/1/24	7,912	8,327
Illinois Tool Works Inc.	2.650%	11/15/26	11,050	11,134
Illinois Tool Works Inc.	4.875%	9/15/41	3,595	4,339
Illinois Tool Works Inc.	3.900%	9/1/42	11,642	12,797
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	2,500	2,515
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	7,625	8,112
Ingersoll-Rand Global Holding Co. Ltd.	3.750%	8/21/28	50	52
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	2,125	2,623
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	1,750	1,810
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	7,200	7,486
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	3,475	3,582
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	10,715	11,204
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	3,050	3,277
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	4,325	4,644
John Deere Capital Corp.	2.450%	9/11/20	2,125	2,131
John Deere Capital Corp.	2.350%	1/8/21	2,150	2,156
John Deere Capital Corp.	2.550%	1/8/21	8,650	8,699
John Deere Capital Corp.	2.800%	3/4/21	5,125	5,175
John Deere Capital Corp.	2.875%	3/12/21	10,025	10,138
John Deere Capital Corp.	3.900%	7/12/21	8,268	8,540
John Deere Capital Corp.	3.125%	9/10/21	6,700	6,827
John Deere Capital Corp.	3.150%	10/15/21	9,091	9,276
John Deere Capital Corp.	2.650%	1/6/22	7,350	7,436
John Deere Capital Corp.	2.750%	3/15/22	2,250	2,281
John Deere Capital Corp.	2.150%	9/8/22	10,350	10,328
John Deere Capital Corp.	2.700%	1/6/23	300	305
John Deere Capital Corp.	2.800%	1/27/23	7,615	7,751
John Deere Capital Corp.	2.800%	3/6/23	10,950	11,202
John Deere Capital Corp.	3.450%	6/7/23	800	838
John Deere Capital Corp.	3.650%	10/12/23	3,150	3,326
John Deere Capital Corp.	2.600%	3/7/24	3,000	3,028
John Deere Capital Corp.	3.350%	6/12/24	9,931	10,404
John Deere Capital Corp.	2.650%	6/24/24	4,421	4,472
John Deere Capital Corp.	3.450%	3/13/25	17,240	18,157
John Deere Capital Corp.	3.400%	9/11/25	1,750	1,845
John Deere Capital Corp.	2.650%	6/10/26	1,900	1,908
John Deere Capital Corp.	2.800%	9/8/27	4,100	4,141
John Deere Capital Corp.	3.050%	1/6/28	10,700	11,012
John Deere Capital Corp.	3.450%	3/7/29	4,825	5,127
Johnson Controls International plc	3.625%	7/2/24	4,302	4,471
Johnson Controls International plc	3.900%	2/14/26	4,082	4,271
Johnson Controls International plc	6.000%	1/15/36	954	1,122
Johnson Controls International plc	4.625%	7/2/44	7,850	8,036
Johnson Controls International plc	5.125%	9/14/45	1,045	1,145
Johnson Controls International plc	4.500%	2/15/47	9,495	9,575
Johnson Controls International plc	4.950%	7/2/64	3,658	3,571
Kennametal Inc.	3.875%	2/15/22	1,525	1,567
Kennametal Inc.	4.625%	6/15/28	6,620	6,897
L3Harris Technologies Inc.	3.832%	4/27/25	7,510	7,875
L3Harris Technologies Inc.	4.854%	4/27/35	1,925	2,127
L3Harris Technologies Inc.	6.150%	12/15/40	4,625	5,959
L3Harris Technologies Inc.	5.054%	4/27/45	4,170	4,845

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
L3 Technologies Inc.	4.950%	2/15/21	9,125	9,425
L3 Technologies Inc.	3.850%	6/15/23	8,950	9,332
L3 Technologies Inc.	3.950%	5/28/24	1,040	1,087
L3 Technologies Inc.	3.850%	12/15/26	5,500	5,739
L3 Technologies Inc.	4.400%	6/15/28	5,350	5,789
Leggett & Platt Inc.	3.800%	11/15/24	3,725	3,815
Leggett & Platt Inc.	3.500%	11/15/27	15,475	15,307
Leggett & Platt Inc.	4.400%	3/15/29	4,050	4,231
Legrand France SA	8.500%	2/15/25	3,350	4,347
Lennox International Inc.	3.000%	11/15/23	1,000	1,003
Lockheed Martin Corp.	2.500%	11/23/20	16,120	16,184
Lockheed Martin Corp.	3.350%	9/15/21	9,219	9,443
Lockheed Martin Corp.	3.100%	1/15/23	9,780	10,033
Lockheed Martin Corp.	2.900%	3/1/25	675	694
Lockheed Martin Corp.	3.550%	1/15/26	16,000	16,973
Lockheed Martin Corp.	3.600%	3/1/35	9,240	9,546
Lockheed Martin Corp.	4.500%	5/15/36	4,725	5,418
Lockheed Martin Corp.	6.150%	9/1/36	7,685	10,302
Lockheed Martin Corp.	5.720%	6/1/40	3,301	4,263
Lockheed Martin Corp.	4.850%	9/15/41	622	711
Lockheed Martin Corp.	4.070%	12/15/42	10,940	12,034
Lockheed Martin Corp.	3.800%	3/1/45	2,117	2,239
Lockheed Martin Corp.	4.700%	5/15/46	13,250	15,985
Lockheed Martin Corp.	4.090%	9/15/52	13,236	14,571
Martin Marietta Materials Inc.	4.250%	7/2/24	1,270	1,348
Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,202
Martin Marietta Materials Inc.	3.500%	12/15/27	5,000	4,978
Martin Marietta Materials Inc.	4.250%	12/15/47	7,600	7,099
Masco Corp.	3.500%	4/1/21	2,715	2,755
Masco Corp.	5.950%	3/15/22	583	629
Masco Corp.	4.450%	4/1/25	4,700	4,984
Masco Corp.	4.375%	4/1/26	4,500	4,711
Masco Corp.	3.500%	11/15/27	6,550	6,449
Masco Corp.	7.750%	8/1/29	561	704
Masco Corp.	6.500%	8/15/32	54	63
Masco Corp.	4.500%	5/15/47	5,000	4,700
Mohawk Industries Inc.	3.850%	2/1/23	6,125	6,369
Northrop Grumman Corp.	2.080%	10/15/20	6,725	6,713
Northrop Grumman Corp.	3.500%	3/15/21	1,650	1,681
Northrop Grumman Corp.	2.550%	10/15/22	5,050	5,073
Northrop Grumman Corp.	3.250%	8/1/23	11,375	11,677
Northrop Grumman Corp.	2.930%	1/15/25	8,400	8,556
Northrop Grumman Corp.	3.200%	2/1/27	6,200	6,359
Northrop Grumman Corp.	3.250%	1/15/28	15,850	16,223
Northrop Grumman Corp.	5.050%	11/15/40	2,525	2,961
Northrop Grumman Corp.	4.750%	6/1/43	3,090	3,578
Northrop Grumman Corp.	3.850%	4/15/45	1,900	1,955
Northrop Grumman Corp.	4.030%	10/15/47	4,525	4,820
Northrop Grumman Systems Corp.	7.750%	2/15/31	3,920	5,617
Nvent Finance Sarl	3.950%	4/15/23	2,100	2,129
Nvent Finance Sarl	4.550%	4/15/28	3,850	4,018
Oshkosh Corp.	4.600%	5/15/28	7,375	7,735
Owens Corning	4.200%	12/15/22	9,886	10,313
Owens Corning	4.200%	12/1/24	5,000	5,207

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Owens Corning	3.400%	8/15/26	1,400	1,372
Owens Corning	7.000%	12/1/36	3,577	4,229
Owens Corning	4.300%	7/15/47	4,325	3,645
Owens Corning	4.400%	1/30/48	3,200	2,710
Parker-Hannifin Corp.	3.500%	9/15/22	5,646	5,820
Parker-Hannifin Corp.	2.700%	6/14/24	2,700	2,739
Parker-Hannifin Corp.	3.300%	11/21/24	11,650	12,114
Parker-Hannifin Corp.	3.250%	3/1/27	13,825	14,286
Parker-Hannifin Corp.	3.250%	6/14/29	3,000	3,109
Parker-Hannifin Corp.	4.200%	11/21/34	3,400	3,786
Parker-Hannifin Corp.	6.250%	5/15/38	2,925	3,882
Parker-Hannifin Corp.	4.450%	11/21/44	4,270	4,736
Parker-Hannifin Corp.	4.100%	3/1/47	5,500	5,695
Parker-Hannifin Corp.	4.000%	6/14/49	6,400	6,677
Precision Castparts Corp.	2.500%	1/15/23	13,970	14,056
Precision Castparts Corp.	3.250%	6/15/25	15,450	16,008
Precision Castparts Corp.	3.900%	1/15/43	5,575	5,835
Precision Castparts Corp.	4.375%	6/15/45	4,962	5,577
Raytheon Co.	3.125%	10/15/20	4,375	4,420
Raytheon Co.	2.500%	12/15/22	18,875	18,996
Raytheon Co.	3.150%	12/15/24	2,250	2,335
Raytheon Co.	7.200%	8/15/27	1,010	1,326
Raytheon Co.	4.875%	10/15/40	450	534
Raytheon Co.	4.700%	12/15/41	6,350	7,457
Raytheon Co.	4.200%	12/15/44	795	884
Republic Services Inc.	5.250%	11/15/21	8,838	9,410
Republic Services Inc.	3.550%	6/1/22	475	487
Republic Services Inc.	4.750%	5/15/23	2,425	2,610
Republic Services Inc.	3.200%	3/15/25	3,000	3,094
Republic Services Inc.	2.900%	7/1/26	8,525	8,575
Republic Services Inc.	6.200%	3/1/40	3,440	4,523
Republic Services Inc.	5.700%	5/15/41	7,965	10,045
Rockwell Automation Inc.	3.500%	3/1/29	5,375	5,705
Rockwell Automation Inc.	4.200%	3/1/49	5,025	5,624
Rockwell Collins Inc.	3.100%	11/15/21	1,000	1,014
Rockwell Collins Inc.	2.800%	3/15/22	7,000	7,070
Rockwell Collins Inc.	3.700%	12/15/23	2,775	2,904
Rockwell Collins Inc.	3.200%	3/15/24	12,107	12,395
Rockwell Collins Inc.	3.500%	3/15/27	9,800	10,226
Rockwell Collins Inc.	4.800%	12/15/43	1,250	1,427
Rockwell Collins Inc.	4.350%	4/15/47	9,250	10,131
Roper Technologies Inc.	3.000%	12/15/20	4,075	4,099
Roper Technologies Inc.	2.800%	12/15/21	14,575	14,688
Roper Technologies Inc.	3.125%	11/15/22	400	406
Roper Technologies Inc.	3.850%	12/15/25	2,675	2,810
Roper Technologies Inc.	3.800%	12/15/26	11,559	11,982
Roper Technologies Inc.	4.200%	9/15/28	2,000	2,135
Snap-on Inc.	6.125%	9/1/21	3,135	3,397
Snap-on Inc.	3.250%	3/1/27	1,900	1,965
Snap-on Inc.	4.100%	3/1/48	2,600	2,811
Sonoco Products Co.	5.750%	11/1/40	4,210	4,829
Spirit AeroSystems Inc.	3.950%	6/15/23	13,300	13,717
Spirit AeroSystems Inc.	3.850%	6/15/26	10,785	10,769
Spirit AeroSystems Inc.	4.600%	6/15/28	11,530	12,137

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Stanley Black & Decker Inc.	3.400%	12/1/21	4,025	4,108
Stanley Black & Decker Inc.	2.900%	11/1/22	7,700	7,822
Stanley Black & Decker Inc.	3.400%	3/1/26	2,500	2,609
Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	3,484
Stanley Black & Decker Inc.	4.850%	11/15/48	6,200	7,319
Textron Inc.	4.300%	3/1/24	2,625	2,803
Textron Inc.	3.875%	3/1/25	7,600	7,909
Textron Inc.	4.000%	3/15/26	6,200	6,502
Textron Inc.	3.650%	3/15/27	11,961	12,306
Textron Inc.	3.375%	3/1/28	5,450	5,465
Textron Inc.	3.900%	9/17/29	5,400	5,643
Timken Co.	3.875%	9/1/24	1,000	1,032
Timken Co.	4.500%	12/15/28	7,320	7,640
United Technologies Corp.	3.350%	8/16/21	2,725	2,784
United Technologies Corp.	1.950%	11/1/21	9,010	8,924
United Technologies Corp.	2.300%	5/4/22	200	200
United Technologies Corp.	3.100%	6/1/22	20,168	20,621
United Technologies Corp.	3.650%	8/16/23	22,000	23,016
United Technologies Corp.	2.800%	5/4/24	11,250	11,403
United Technologies Corp.	3.950%	8/16/25	16,875	18,170
United Technologies Corp.	2.650%	11/1/26	4,350	4,333
United Technologies Corp.	3.125%	5/4/27	350	359
United Technologies Corp.	6.700%	8/1/28	325	419
United Technologies Corp.	4.125%	11/16/28	32,602	35,643
United Technologies Corp.	7.500%	9/15/29	7,125	9,806
United Technologies Corp.	5.400%	5/1/35	1,975	2,394
United Technologies Corp.	6.050%	6/1/36	5,215	6,684
United Technologies Corp.	6.125%	7/15/38	8,750	11,591
United Technologies Corp.	4.450%	11/16/38	9,165	10,234
United Technologies Corp.	5.700%	4/15/40	9,325	11,879
United Technologies Corp.	4.500%	6/1/42	29,565	33,304
United Technologies Corp.	4.150%	5/15/45	9,400	10,074
United Technologies Corp.	3.750%	11/1/46	9,800	9,918
United Technologies Corp.	4.050%	5/4/47	5,100	5,461
United Technologies Corp.	4.625%	11/16/48	15,060	17,531
Valmont Industries Inc.	5.000%	10/1/44	7,690	7,706
Valmont Industries Inc.	5.250%	10/1/54	3,275	3,226
Vulcan Materials Co.	4.500%	4/1/25	2,750	2,932
Vulcan Materials Co.	4.500%	6/15/47	10,137	9,759
Wabtec Corp.	4.400%	3/15/24	8,205	8,676
Wabtec Corp.	3.450%	11/15/26	6,375	6,167
Wabtec Corp.	4.950%	9/15/28	10,675	11,383
Waste Connections Inc.	3.500%	5/1/29	9,370	9,736
Waste Management Inc.	4.600%	3/1/21	6,375	6,577
Waste Management Inc.	2.900%	9/15/22	100	102
Waste Management Inc.	2.400%	5/15/23	9,676	9,685
Waste Management Inc.	3.500%	5/15/24	12,249	12,819
Waste Management Inc.	2.950%	6/15/24	6,625	6,773
Waste Management Inc.	3.125%	3/1/25	7,735	7,991
Waste Management Inc.	3.200%	6/15/26	6,159	6,394
Waste Management Inc.	3.150%	11/15/27	1,150	1,185
Waste Management Inc.	3.450%	6/15/29	8,705	9,127
Waste Management Inc.	3.900%	3/1/35	4,785	5,048
Waste Management Inc.	4.000%	7/15/39	4,450	4,759

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Waste Management Inc.	4.100%	3/1/45	6,250	6,742
Waste Management Inc.	4.150%	7/15/49	9,050	9,934
WW Grainger Inc.	4.600%	6/15/45	11,325	12,528
WW Grainger Inc.	3.750%	5/15/46	2,525	2,487
WW Grainger Inc.	4.200%	5/15/47	3,500	3,705
Xylem Inc.	3.250%	11/1/26	5,950	6,004
Xylem Inc.	4.375%	11/1/46	4,180	4,342

Communication (2.4%)
Activision Blizzard Inc.	2.300%	9/15/21	5,650	5,636
Activision Blizzard Inc.	2.600%	6/15/22	3,375	3,395
Activision Blizzard Inc.	3.400%	9/15/26	13,118	13,269
Activision Blizzard Inc.	4.500%	6/15/47	3,655	3,782
America Movil SAB de CV	3.125%	7/16/22	13,640	13,875
America Movil SAB de CV	3.625%	4/22/29	9,100	9,441
America Movil SAB de CV	6.375%	3/1/35	10,615	13,826
America Movil SAB de CV	6.125%	11/15/37	2,850	3,652
America Movil SAB de CV	6.125%	3/30/40	17,336	22,567
America Movil SAB de CV	4.375%	7/16/42	9,675	10,347
America Movil SAB de CV	4.375%	4/22/49	6,400	6,875
American Tower Corp.	3.300%	2/15/21	6,075	6,149
American Tower Corp.	3.450%	9/15/21	7,675	7,832
American Tower Corp.	5.900%	11/1/21	8,315	8,944
American Tower Corp.	2.250%	1/15/22	3,150	3,134
American Tower Corp.	4.700%	3/15/22	5,000	5,270
American Tower Corp.	3.500%	1/31/23	27,228	28,087
American Tower Corp.	5.000%	2/15/24	8,213	9,031
American Tower Corp.	3.375%	5/15/24	4,330	4,448
American Tower Corp.	4.000%	6/1/25	5,750	6,063
American Tower Corp.	3.375%	10/15/26	9,145	9,287
American Tower Corp.	3.125%	1/15/27	5,090	5,037
American Tower Corp.	3.550%	7/15/27	7,860	8,020
American Tower Corp.	3.600%	1/15/28	5,000	5,069
American Tower Corp.	3.950%	3/15/29	3,250	3,385
American Tower Corp.	3.800%	8/15/29	14,733	15,160
AT&T Corp.	8.750%	11/15/31	5,035	6,985
AT&T Inc.	4.600%	2/15/21	11,075	11,395
AT&T Inc.	2.800%	2/17/21	75	75
AT&T Inc.	4.450%	5/15/21	4,750	4,928
AT&T Inc.	4.000%	1/15/22	7,160	7,435
AT&T Inc.	3.000%	2/15/22	8,000	8,117
AT&T Inc.	3.200%	3/1/22	10,325	10,525
AT&T Inc.	3.800%	3/15/22	15,440	15,985
AT&T Inc.	3.400%	6/15/22	6,601	6,778
AT&T Inc.	3.000%	6/30/22	15,645	15,918
AT&T Inc.	3.600%	2/17/23	18,905	19,583
AT&T Inc.	4.050%	12/15/23	4,340	4,600
AT&T Inc.	3.800%	3/1/24	10,842	11,382
AT&T Inc.	3.900%	3/11/24	8,000	8,436
AT&T Inc.	4.450%	4/1/24	9,279	9,982
AT&T Inc.	3.550%	6/1/24	5,200	5,396
AT&T Inc.	3.950%	1/15/25	10,000	10,556
AT&T Inc.	3.400%	5/15/25	45,504	46,707
AT&T Inc.	3.600%	7/15/25	19,900	20,625

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AT&T Inc.	3.875%	1/15/26	13,986	14,668
AT&T Inc.	4.125%	2/17/26	27,099	28,822
AT&T Inc.	3.800%	2/15/27	14,500	15,067
AT&T Inc.	4.250%	3/1/27	14,295	15,250
AT&T Inc.	4.100%	2/15/28	19,444	20,592
AT&T Inc.	4.350%	3/1/29	25,300	27,077
AT&T Inc.	4.300%	2/15/30	38,352	40,853
AT&T Inc.	4.500%	5/15/35	22,475	23,529
AT&T Inc.	5.250%	3/1/37	25,620	28,728
AT&T Inc.	4.900%	8/15/37	24,625	26,584
AT&T Inc.	4.850%	3/1/39	18,000	19,217
AT&T Inc.	6.350%	3/15/40	8,700	10,698
AT&T Inc.	6.100%	7/15/40	2,000	2,397
AT&T Inc.	6.000%	8/15/40	2,470	2,932
AT&T Inc.	5.350%	9/1/40	21,853	24,514
AT&T Inc.	6.375%	3/1/41	9,921	12,359
AT&T Inc.	5.550%	8/15/41	50	58
AT&T Inc.	5.350%	10/15/41	6,930	7,689
AT&T Inc.	5.150%	3/15/42	13,234	14,439
AT&T Inc.	4.900%	6/15/42	7,215	7,641
AT&T Inc.	4.300%	12/15/42	15,211	15,023
AT&T Inc.	5.350%	12/15/43	15,300	16,819
AT&T Inc.	4.650%	6/1/44	9,930	10,235
AT&T Inc.	4.800%	6/15/44	30,530	32,202
AT&T Inc.	4.350%	6/15/45	22,998	22,874
AT&T Inc.	4.750%	5/15/46	37,623	39,655
AT&T Inc.	5.150%	11/15/46	33,000	36,439
AT&T Inc.	5.650%	2/15/47	14,000	16,469
AT&T Inc.	4.500%	3/9/48	11,401	11,613
AT&T Inc.	4.550%	3/9/49	33,205	33,886
AT&T Inc.	5.150%	2/15/50	20,000	22,025
AT&T Inc.	5.700%	3/1/57	5,870	6,943
AT&T Inc.	5.300%	8/15/58	8,051	8,919
Bell Canada Inc.	4.300%	7/29/49	5,075	5,473
British Telecommunications plc	4.500%	12/4/23	5,150	5,506
British Telecommunications plc	5.125%	12/4/28	5,000	5,576
British Telecommunications plc	9.625%	12/15/30	21,651	32,607
CBS Corp.	4.300%	2/15/21	4,150	4,252
CBS Corp.	3.375%	3/1/22	1,000	1,022
CBS Corp.	2.500%	2/15/23	8,650	8,595
CBS Corp.	2.900%	6/1/23	3,550	3,578
CBS Corp.	3.700%	8/15/24	3,925	4,063
CBS Corp.	3.500%	1/15/25	4,825	4,927
CBS Corp.	4.000%	1/15/26	3,000	3,144
CBS Corp.	2.900%	1/15/27	25,450	24,680
CBS Corp.	3.375%	2/15/28	4,075	4,051
CBS Corp.	3.700%	6/1/28	4,175	4,244
CBS Corp.	4.200%	6/1/29	4,400	4,646
CBS Corp.	5.500%	5/15/33	3,700	4,232
CBS Corp.	5.900%	10/15/40	2,525	2,967
CBS Corp.	4.850%	7/1/42	10,293	10,974
CBS Corp.	4.900%	8/15/44	5,040	5,365
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	14,550	15,221

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	15,886	16,027
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	40,967	43,001
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	9,705	10,323
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	40,800	44,279
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	15,080	15,137
Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	10,250	10,609
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	11,000	12,111
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	21,395	24,989
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	6,475	6,929
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	27,190	32,167
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	21,525	22,649
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	28,675	31,699
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	10,000	10,154
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	3,450	4,086
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,075	2,555
Comcast Corp.	3.300%	10/1/20	22,950	23,251
Comcast Corp.	3.450%	10/1/21	12,410	12,768
Comcast Corp.	3.125%	7/15/22	12,865	13,223
Comcast Corp.	2.750%	3/1/23	19,175	19,400
Comcast Corp.	3.000%	2/1/24	35,840	36,841
Comcast Corp.	3.600%	3/1/24	4,275	4,509
Comcast Corp.	3.700%	4/15/24	17,825	18,913
Comcast Corp.	3.375%	2/15/25	9,400	9,830
Comcast Corp.	3.375%	8/15/25	21,632	22,618
Comcast Corp.	3.950%	10/15/25	14,988	16,142
Comcast Corp.	3.150%	3/1/26	20,255	20,906
Comcast Corp.	2.350%	1/15/27	13,515	13,153
Comcast Corp.	3.300%	2/1/27	12,135	12,544
Comcast Corp.	3.150%	2/15/28	14,575	14,924
Comcast Corp.	4.150%	10/15/28	48,462	53,398
Comcast Corp.	4.250%	10/15/30	8,700	9,658
Comcast Corp.	4.250%	1/15/33	12,635	14,159
Comcast Corp.	7.050%	3/15/33	2,200	3,063
Comcast Corp.	4.200%	8/15/34	11,434	12,633
Comcast Corp.	5.650%	6/15/35	5,990	7,475
Comcast Corp.	4.400%	8/15/35	16,005	17,814
Comcast Corp.	6.500%	11/15/35	13,450	18,225
Comcast Corp.	3.200%	7/15/36	8,175	7,939
Comcast Corp.	6.450%	3/15/37	8,723	11,774
Comcast Corp.	6.950%	8/15/37	8,748	12,398

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Comcast Corp.	3.900%	3/1/38	5,000	5,265
	Comcast Corp.	6.400%	5/15/38	4,604	6,194
	Comcast Corp.	4.600%	10/15/38	25,000	28,437
	Comcast Corp.	6.550%	7/1/39	3,475	4,731
	Comcast Corp.	6.400%	3/1/40	6,325	8,568
	Comcast Corp.	4.650%	7/15/42	18,060	20,746
	Comcast Corp.	4.500%	1/15/43	4,250	4,735
	Comcast Corp.	4.600%	8/15/45	15,592	17,602
	Comcast Corp.	3.400%	7/15/46	28,415	27,050
	Comcast Corp.	3.969%	11/1/47	28,968	30,289
	Comcast Corp.	4.700%	10/15/48	27,580	32,053
	Comcast Corp.	3.999%	11/1/49	22,500	23,493
	Comcast Corp.	4.049%	11/1/52	8,780	9,241
	Comcast Corp.	4.950%	10/15/58	20,260	24,471
	Crown Castle International Corp.	3.400%	2/15/21	12,725	12,897
	Crown Castle International Corp.	2.250%	9/1/21	8,608	8,560
	Crown Castle International Corp.	4.875%	4/15/22	7,500	7,959
	Crown Castle International Corp.	5.250%	1/15/23	10,765	11,686
	Crown Castle International Corp.	3.150%	7/15/23	5,525	5,612
	Crown Castle International Corp.	3.200%	9/1/24	5,000	5,099
	Crown Castle International Corp.	4.450%	2/15/26	12,170	13,141
	Crown Castle International Corp.	3.700%	6/15/26	16,130	16,682
	Crown Castle International Corp.	4.000%	3/1/27	2,275	2,383
	Crown Castle International Corp.	3.650%	9/1/27	10,625	10,937
	Crown Castle International Corp.	3.800%	2/15/28	14,150	14,659
	Crown Castle International Corp.	4.300%	2/15/29	3,175	3,428
	Crown Castle International Corp.	4.750%	5/15/47	3,000	3,231
	Crown Castle International Corp.	5.200%	2/15/49	5,350	6,077
	Deutsche Telekom International Finance BV	8.750%	6/15/30	36,833	52,967
	Discovery Communications LLC	4.375%	6/15/21	1,420	1,468
	Discovery Communications LLC	3.500%	6/15/22	6,725	6,871
	Discovery Communications LLC	2.950%	3/20/23	7,900	7,964
	Discovery Communications LLC	3.250%	4/1/23	1,325	1,345
	Discovery Communications LLC	3.800%	3/13/24	3,640	3,764
	Discovery Communications LLC	3.900%	11/15/24	4,175	4,354
	Discovery Communications LLC	3.450%	3/15/25	4,900	4,961
	Discovery Communications LLC	3.950%	6/15/25	4,000	4,148
	Discovery Communications LLC	4.900%	3/11/26	12,125	13,255
	Discovery Communications LLC	3.950%	3/20/28	15,000	15,454
	Discovery Communications LLC	4.125%	5/15/29	2,000	2,076
	Discovery Communications LLC	5.000%	9/20/37	14,893	15,554
	Discovery Communications LLC	6.350%	6/1/40	7,835	9,237
	Discovery Communications LLC	4.950%	5/15/42	8,421	8,484
	Discovery Communications LLC	4.875%	4/1/43	7,165	7,175
	Discovery Communications LLC	5.200%	9/20/47	11,429	11,965
	Discovery Communications LLC	5.300%	5/15/49	2,385	2,560
	Electronic Arts Inc.	3.700%	3/1/21	10,060	10,250
	Electronic Arts Inc.	4.800%	3/1/26	3,090	3,433
7	Fox Corp.	3.666%	1/25/22	5,580	5,764
7	Fox Corp.	4.030%	1/25/24	14,925	15,816
7	Fox Corp.	4.709%	1/25/29	21,775	24,261
7	Fox Corp.	5.476%	1/25/39	10,100	11,874
7	Fox Corp.	5.576%	1/25/49	23,500	28,605
	Grupo Televisa SAB	6.625%	3/18/25	2,025	2,347

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Grupo Televisa SAB	4.625%	1/30/26	7,420	7,775
Grupo Televisa SAB	8.500%	3/11/32	275	366
Grupo Televisa SAB	6.625%	1/15/40	4,845	5,796
Grupo Televisa SAB	5.000%	5/13/45	20,660	20,854
Grupo Televisa SAB	5.250%	5/24/49	1,300	1,341
Interpublic Group of Cos. Inc.	3.500%	10/1/20	2,000	2,024
Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,075	1,104
Interpublic Group of Cos. Inc.	3.750%	2/15/23	11,196	11,635
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,320	4,648
Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,425	4,828
Interpublic Group of Cos. Inc.	5.400%	10/1/48	7,900	8,779
Koninklijke KPN NV	8.375%	10/1/30	5,585	7,323
Moody’s Corp.	5.500%	9/1/20	3,638	3,765
Moody’s Corp.	3.250%	6/7/21	1,900	1,933
Moody’s Corp.	2.750%	12/15/21	2,884	2,908
Moody’s Corp.	4.500%	9/1/22	4,908	5,187
Moody’s Corp.	4.875%	2/15/24	3,750	4,095
Moody’s Corp.	5.250%	7/15/44	5,515	6,532
NBCUniversal Media LLC	4.375%	4/1/21	15,570	16,144
NBCUniversal Media LLC	2.875%	1/15/23	24,149	24,650
NBCUniversal Media LLC	6.400%	4/30/40	6,300	8,526
NBCUniversal Media LLC	5.950%	4/1/41	3,395	4,466
NBCUniversal Media LLC	4.450%	1/15/43	13,525	14,761
Omnicom Group Inc./ Omnicom Capital Inc.	4.450%	8/15/20	7,975	8,150
Omnicom Group Inc./ Omnicom Capital Inc.	3.625%	5/1/22	12,051	12,440
Omnicom Group Inc./ Omnicom Capital Inc.	3.650%	11/1/24	7,375	7,714
Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	12,675	12,944
Orange SA	4.125%	9/14/21	14,622	15,208
Orange SA	9.000%	3/1/31	15,090	22,893
Orange SA	5.375%	1/13/42	10,965	13,291
Orange SA	5.500%	2/6/44	4,770	5,870
RELX Capital Inc.	3.125%	10/15/22	7,634	7,767
RELX Capital Inc.	3.500%	3/16/23	6,300	6,497
RELX Capital Inc.	4.000%	3/18/29	4,000	4,213
Rogers Communications Inc.	3.000%	3/15/23	5,000	5,096
Rogers Communications Inc.	4.100%	10/1/23	6,400	6,792
Rogers Communications Inc.	3.625%	12/15/25	5,435	5,699
Rogers Communications Inc.	2.900%	11/15/26	4,250	4,259
Rogers Communications Inc.	7.500%	8/15/38	300	429
Rogers Communications Inc.	4.500%	3/15/43	4,215	4,607
Rogers Communications Inc.	5.000%	3/15/44	8,027	9,286
Rogers Communications Inc.	4.300%	2/15/48	6,000	6,374
Rogers Communications Inc.	4.350%	5/1/49	18,000	19,434
S&P Global Inc.	3.300%	8/14/20	5,950	6,011
S&P Global Inc.	4.000%	6/15/25	6,225	6,752
S&P Global Inc.	4.400%	2/15/26	8,100	8,917
S&P Global Inc.	6.550%	11/15/37	3,525	4,767
S&P Global Inc.	4.500%	5/15/48	4,700	5,370
TCI Communications Inc.	7.875%	2/15/26	1,675	2,166
TCI Communications Inc.	7.125%	2/15/28	725	932
Telefonica Emisiones SAU	5.213%	3/8/47	21,905	24,086
Telefonica Emisiones SAU	5.462%	2/16/21	13,000	13,616
Telefonica Emisiones SAU	4.570%	4/27/23	5,875	6,323
Telefonica Emisiones SAU	4.103%	3/8/27	13,275	14,079

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Telefonica Emisiones SAU	7.045%	6/20/36	17,422	22,755
	Telefonica Emisiones SAU	4.665%	3/6/38	7,300	7,568
	Telefonica Emisiones SAU	4.895%	3/6/48	10,000	10,491
	Telefonica Emisiones SAU	5.520%	3/1/49	15,000	17,208
	Telefonica Europe BV	8.250%	9/15/30	7,662	10,727
	TELUS Corp.	2.800%	2/16/27	8,525	8,377
	TELUS Corp.	4.300%	6/15/49	5,000	5,298
	Thomson Reuters Corp.	4.300%	11/23/23	4,515	4,797
	Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,327
	Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,375
	Thomson Reuters Corp.	5.850%	4/15/40	10,550	12,125
	Thomson Reuters Corp.	5.650%	11/23/43	2,750	3,097
	Time Warner Cable LLC	4.125%	2/15/21	5,506	5,613
	Time Warner Cable LLC	4.000%	9/1/21	10,125	10,384
	Time Warner Cable LLC	6.550%	5/1/37	14,905	17,068
	Time Warner Cable LLC	7.300%	7/1/38	14,348	17,436
	Time Warner Cable LLC	6.750%	6/15/39	18,092	20,890
	Time Warner Cable LLC	5.875%	11/15/40	10,185	11,074
	Time Warner Cable LLC	5.500%	9/1/41	15,600	16,336
	Time Warner Cable LLC	4.500%	9/15/42	10,982	10,248
	Time Warner Entertainment Co. LP	8.375%	7/15/33	3,675	4,947
	TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	260
	Verizon Communications Inc.	3.450%	3/15/21	6,775	6,911
	Verizon Communications Inc.	4.600%	4/1/21	7,860	8,175
	Verizon Communications Inc.	2.946%	3/15/22	13,993	14,281
	Verizon Communications Inc.	3.125%	3/16/22	15,540	15,923
	Verizon Communications Inc.	2.450%	11/1/22	11,550	11,627
	Verizon Communications Inc.	5.150%	9/15/23	36,255	40,453
	Verizon Communications Inc.	3.500%	11/1/24	21,266	22,325
	Verizon Communications Inc.	3.376%	2/15/25	36,116	37,636
	Verizon Communications Inc.	2.625%	8/15/26	17,800	17,649
	Verizon Communications Inc.	4.125%	3/16/27	21,925	23,819
	Verizon Communications Inc.	4.329%	9/21/28	47,414	52,387
7	Verizon Communications Inc.	4.016%	12/3/29	39,764	42,997
	Verizon Communications Inc.	4.500%	8/10/33	31,419	35,240
	Verizon Communications Inc.	4.400%	11/1/34	27,630	30,536
	Verizon Communications Inc.	4.272%	1/15/36	25,317	27,308
	Verizon Communications Inc.	5.250%	3/16/37	29,730	35,568
	Verizon Communications Inc.	4.812%	3/15/39	19,689	22,568
	Verizon Communications Inc.	4.750%	11/1/41	11,950	13,445
	Verizon Communications Inc.	3.850%	11/1/42	9,974	10,136
	Verizon Communications Inc.	4.125%	8/15/46	5,330	5,534
	Verizon Communications Inc.	4.862%	8/21/46	48,919	56,890
	Verizon Communications Inc.	5.500%	3/16/47	11,700	14,749
	Verizon Communications Inc.	4.522%	9/15/48	33,208	37,132
	Verizon Communications Inc.	5.012%	4/15/49	31,000	37,010
	Verizon Communications Inc.	5.012%	8/21/54	14,500	17,302
	Verizon Communications Inc.	4.672%	3/15/55	30,000	34,032
	Viacom Inc.	3.875%	12/15/21	9,090	9,333
	Viacom Inc.	4.250%	9/1/23	21,450	22,670
	Viacom Inc.	3.875%	4/1/24	4,989	5,192
	Viacom Inc.	6.875%	4/30/36	4,610	5,822
	Viacom Inc.	4.375%	3/15/43	15,810	15,442
	Viacom Inc.	5.850%	9/1/43	14,770	17,414

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Vodafone Group plc	4.375%	3/16/21	3,468	3,598
	Vodafone Group plc	3.750%	1/16/24	22,750	23,777
	Vodafone Group plc	4.125%	5/30/25	13,325	14,186
	Vodafone Group plc	4.375%	5/30/28	35,850	38,583
	Vodafone Group plc	7.875%	2/15/30	6,163	8,304
	Vodafone Group plc	6.250%	11/30/32	5,145	6,351
	Vodafone Group plc	6.150%	2/27/37	9,995	12,105
	Vodafone Group plc	5.000%	5/30/38	10,300	11,108
	Vodafone Group plc	4.375%	2/19/43	12,155	12,013
	Vodafone Group plc	5.250%	5/30/48	25,895	28,638
	Vodafone Group plc	4.875%	6/19/49	3,800	3,985
7	Walt Disney Co.	5.650%	8/15/20	3,500	3,632
	Walt Disney Co.	2.150%	9/17/20	4,400	4,405
	Walt Disney Co.	2.300%	2/12/21	9,573	9,599
	Walt Disney Co.	4.500%	2/15/21	150	156
7	Walt Disney Co.	4.500%	2/15/21	8,625	8,949
	Walt Disney Co.	2.750%	8/16/21	1,000	1,015
	Walt Disney Co.	2.550%	2/15/22	2,950	2,980
	Walt Disney Co.	2.450%	3/4/22	3,000	3,023
7	Walt Disney Co.	3.000%	9/15/22	22,439	22,891
	Walt Disney Co.	2.350%	12/1/22	2,300	2,314
7	Walt Disney Co.	3.700%	9/15/24	8,675	9,229
	Walt Disney Co.	3.150%	9/17/25	3,800	3,990
7	Walt Disney Co.	3.700%	10/15/25	4,810	5,139
	Walt Disney Co.	3.000%	2/13/26	8,285	8,636
	Walt Disney Co.	1.850%	7/30/26	7,720	7,478
7	Walt Disney Co.	3.375%	11/15/26	8,060	8,462
	Walt Disney Co.	7.000%	3/1/32	2,925	4,147
7	Walt Disney Co.	6.550%	3/15/33	2,415	3,330
7	Walt Disney Co.	6.200%	12/15/34	8,795	11,844
7	Walt Disney Co.	6.400%	12/15/35	12,950	17,736
7	Walt Disney Co.	6.150%	3/1/37	13,458	18,250
7	Walt Disney Co.	6.900%	8/15/39	10,370	15,363
7	Walt Disney Co.	6.150%	2/15/41	13,089	18,056
	Walt Disney Co.	4.375%	8/16/41	3,310	3,811
	Walt Disney Co.	4.125%	12/1/41	11,701	12,983
	Walt Disney Co.	3.700%	12/1/42	7,895	8,352
7	Walt Disney Co.	5.400%	10/1/43	6,133	7,983
7	Walt Disney Co.	4.750%	9/15/44	11,795	14,312
7	Walt Disney Co.	7.750%	12/1/45	3,150	5,262
	WPP Finance 2010	4.750%	11/21/21	13,893	14,554
	WPP Finance 2010	3.625%	9/7/22	4,400	4,531
	WPP Finance 2010	3.750%	9/19/24	3,350	3,461

	Consumer Cyclical (1.9%)
	Advance Auto Parts Inc.	4.500%	1/15/22	325	339
	Advance Auto Parts Inc.	4.500%	12/1/23	1,850	1,983
	Alibaba Group Holding Ltd.	3.125%	11/28/21	10,185	10,337
	Alibaba Group Holding Ltd.	2.800%	6/6/23	16,325	16,412
	Alibaba Group Holding Ltd.	3.600%	11/28/24	17,390	18,133
	Alibaba Group Holding Ltd.	3.400%	12/6/27	23,825	24,109
	Alibaba Group Holding Ltd.	4.500%	11/28/34	4,870	5,321
	Alibaba Group Holding Ltd.	4.000%	12/6/37	8,575	8,738
	Alibaba Group Holding Ltd.	4.200%	12/6/47	15,075	15,755

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alibaba Group Holding Ltd.	4.400%	12/6/57	8,500	9,014
Amazon.com Inc.	1.900%	8/21/20	12,055	12,024
Amazon.com Inc.	3.300%	12/5/21	7,999	8,253
Amazon.com Inc.	2.500%	11/29/22	2,380	2,400
Amazon.com Inc.	2.400%	2/22/23	14,620	14,755
Amazon.com Inc.	2.800%	8/22/24	13,000	13,375
Amazon.com Inc.	3.800%	12/5/24	4,324	4,656
Amazon.com Inc.	5.200%	12/3/25	7,460	8,710
Amazon.com Inc.	3.150%	8/22/27	26,705	28,057
Amazon.com Inc.	4.800%	12/5/34	12,070	14,832
Amazon.com Inc.	3.875%	8/22/37	23,690	26,093
Amazon.com Inc.	4.950%	12/5/44	13,910	17,515
Amazon.com Inc.	4.050%	8/22/47	27,405	30,936
Amazon.com Inc.	4.250%	8/22/57	19,075	21,928
American Honda Finance Corp.	1.950%	7/20/20	4,960	4,949
American Honda Finance Corp.	2.450%	9/24/20	14,450	14,473
American Honda Finance Corp.	3.150%	1/8/21	5,075	5,144
American Honda Finance Corp.	2.650%	2/12/21	15,000	15,096
American Honda Finance Corp.	1.650%	7/12/21	4,450	4,396
American Honda Finance Corp.	1.700%	9/9/21	16,925	16,715
American Honda Finance Corp.	3.375%	12/10/21	3,500	3,589
American Honda Finance Corp.	2.200%	6/27/22	6,300	6,285
American Honda Finance Corp.	2.600%	11/16/22	4,825	4,870
American Honda Finance Corp.	3.450%	7/14/23	4,130	4,304
American Honda Finance Corp.	3.625%	10/10/23	4,175	4,385
American Honda Finance Corp.	2.900%	2/16/24	6,100	6,209
American Honda Finance Corp.	2.400%	6/27/24	4,200	4,179
American Honda Finance Corp.	2.300%	9/9/26	3,650	3,536
American Honda Finance Corp.	3.500%	2/15/28	2,000	2,099
Aptiv plc	4.250%	1/15/26	2,550	2,668
Aptiv plc	4.350%	3/15/29	1,400	1,474
Aptiv plc	4.400%	10/1/46	4,825	4,475
Aptiv plc	5.400%	3/15/49	3,390	3,555
Automatic Data Processing Inc.	2.250%	9/15/20	10,545	10,552
Automatic Data Processing Inc.	3.375%	9/15/25	1,500	1,583
AutoNation Inc.	3.350%	1/15/21	5,185	5,212
AutoNation Inc.	3.500%	11/15/24	2,300	2,283
AutoNation Inc.	4.500%	10/1/25	9,905	10,252
AutoNation Inc.	3.800%	11/15/27	6,075	5,939
AutoZone Inc.	2.500%	4/15/21	1,125	1,128
AutoZone Inc.	3.700%	4/15/22	8,325	8,580
AutoZone Inc.	2.875%	1/15/23	3,080	3,112
AutoZone Inc.	3.125%	4/18/24	1,900	1,943
AutoZone Inc.	3.250%	4/15/25	6,940	7,077
AutoZone Inc.	3.125%	4/21/26	5,200	5,240
AutoZone Inc.	3.750%	6/1/27	11,500	11,988
AutoZone Inc.	3.750%	4/18/29	5,665	5,886
Best Buy Co. Inc.	5.500%	3/15/21	700	729
Best Buy Co. Inc.	4.450%	10/1/28	9,000	9,482
Block Financial LLC	4.125%	10/1/20	2,875	2,923
Block Financial LLC	5.500%	11/1/22	5,000	5,329
Block Financial LLC	5.250%	10/1/25	13,075	13,994
Booking Holdings Inc.	2.750%	3/15/23	2,225	2,252
Booking Holdings Inc.	3.650%	3/15/25	9,850	10,406

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Booking Holdings Inc.	3.600%	6/1/26	11,245	11,853
Booking Holdings Inc.	3.550%	3/15/28	8,255	8,629
BorgWarner Inc.	4.625%	9/15/20	400	410
BorgWarner Inc.	3.375%	3/15/25	1,150	1,182
BorgWarner Inc.	4.375%	3/15/45	3,765	3,691
Carnival Corp.	3.950%	10/15/20	2,600	2,651
Costco Wholesale Corp.	2.150%	5/18/21	8,000	8,002
Costco Wholesale Corp.	2.250%	2/15/22	4,800	4,819
Costco Wholesale Corp.	2.300%	5/18/22	7,875	7,917
Costco Wholesale Corp.	2.750%	5/18/24	10,000	10,269
Costco Wholesale Corp.	3.000%	5/18/27	8,412	8,693
Cummins Inc.	3.650%	10/1/23	2,790	2,947
Cummins Inc.	7.125%	3/1/28	100	131
Cummins Inc.	4.875%	10/1/43	7,190	8,586
Daimler Finance North America LLC	8.500%	1/18/31	8,720	12,950
Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,411
Darden Restaurants Inc.	4.550%	2/15/48	3,850	3,842
Delphi Corp.	4.150%	3/15/24	8,355	8,758
Dollar General Corp.	3.250%	4/15/23	9,468	9,710
Dollar General Corp.	4.150%	11/1/25	3,100	3,334
Dollar General Corp.	3.875%	4/15/27	4,525	4,687
Dollar General Corp.	4.125%	5/1/28	4,400	4,683
Dollar Tree Inc.	3.700%	5/15/23	4,500	4,665
Dollar Tree Inc.	4.000%	5/15/25	12,580	13,063
Dollar Tree Inc.	4.200%	5/15/28	10,125	10,470
DR Horton Inc.	2.550%	12/1/20	875	874
DR Horton Inc.	4.375%	9/15/22	3,800	3,956
DR Horton Inc.	4.750%	2/15/23	3,675	3,886
DR Horton Inc.	5.750%	8/15/23	4,050	4,440
eBay Inc.	3.250%	10/15/20	5,325	5,361
eBay Inc.	2.875%	8/1/21	5,675	5,711
eBay Inc.	3.800%	3/9/22	7,615	7,877
eBay Inc.	2.600%	7/15/22	5,030	5,041
eBay Inc.	2.750%	1/30/23	6,725	6,756
eBay Inc.	3.450%	8/1/24	4,050	4,167
eBay Inc.	3.600%	6/5/27	9,100	9,304
eBay Inc.	4.000%	7/15/42	7,095	6,560
Expedia Group Inc.	5.950%	8/15/20	13,325	13,805
Expedia Group Inc.	4.500%	8/15/24	2,775	2,948
Expedia Group Inc.	5.000%	2/15/26	5,315	5,773
Expedia Group Inc.	3.800%	2/15/28	7,895	8,013
Ford Holdings LLC	9.300%	3/1/30	1,175	1,502
Ford Motor Co.	4.346%	12/8/26	11,100	11,190
Ford Motor Co.	6.625%	10/1/28	3,800	4,280
Ford Motor Co.	6.375%	2/1/29	3,425	3,702
Ford Motor Co.	7.450%	7/16/31	11,600	13,688
Ford Motor Co.	4.750%	1/15/43	13,000	11,282
Ford Motor Co.	7.400%	11/1/46	2,950	3,273
Ford Motor Co.	5.291%	12/8/46	10,950	10,111
Ford Motor Credit Co. LLC	3.157%	8/4/20	9,663	9,699
Ford Motor Credit Co. LLC	2.343%	11/2/20	8,518	8,457
Ford Motor Credit Co. LLC	3.200%	1/15/21	11,150	11,170
Ford Motor Credit Co. LLC	5.750%	2/1/21	2,681	2,790
Ford Motor Credit Co. LLC	3.336%	3/18/21	15,000	15,064

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ford Motor Credit Co. LLC	5.875%	8/2/21	17,314	18,247
Ford Motor Credit Co. LLC	3.813%	10/12/21	8,375	8,490
Ford Motor Credit Co. LLC	5.596%	1/7/22	11,800	12,486
Ford Motor Credit Co. LLC	3.219%	1/9/22	8,060	8,066
Ford Motor Credit Co. LLC	3.339%	3/28/22	10,300	10,334
Ford Motor Credit Co. LLC	2.979%	8/3/22	10,000	9,884
Ford Motor Credit Co. LLC	4.250%	9/20/22	6,700	6,852
Ford Motor Credit Co. LLC	4.375%	8/6/23	9,625	9,869
Ford Motor Credit Co. LLC	3.810%	1/9/24	7,825	7,808
Ford Motor Credit Co. LLC	5.584%	3/18/24	4,000	4,281
Ford Motor Credit Co. LLC	3.664%	9/8/24	5,125	5,046
Ford Motor Credit Co. LLC	4.687%	6/9/25	13,000	13,372
Ford Motor Credit Co. LLC	4.134%	8/4/25	20,250	20,225
Ford Motor Credit Co. LLC	4.389%	1/8/26	6,600	6,607
Ford Motor Credit Co. LLC	3.815%	11/2/27	13,600	12,952
Ford Motor Credit Co. LLC	5.113%	5/3/29	13,000	13,234
General Motors Co.	4.875%	10/2/23	20,533	21,741
General Motors Co.	4.000%	4/1/25	11,314	11,472
General Motors Co.	4.200%	10/1/27	1,500	1,501
General Motors Co.	5.000%	10/1/28	6,075	6,359
General Motors Co.	5.000%	4/1/35	10,505	10,275
General Motors Co.	6.600%	4/1/36	10,736	11,804
General Motors Co.	5.150%	4/1/38	11,340	11,132
General Motors Co.	6.250%	10/2/43	9,775	10,297
General Motors Co.	5.200%	4/1/45	11,963	11,446
General Motors Co.	6.750%	4/1/46	10,465	11,667
General Motors Co.	5.400%	4/1/48	5,600	5,429
General Motors Co.	5.950%	4/1/49	5,725	5,961
General Motors Financial Co. Inc.	3.200%	7/13/20	31,325	31,472
General Motors Financial Co. Inc.	2.450%	11/6/20	10,750	10,712
General Motors Financial Co. Inc.	3.700%	11/24/20	9,125	9,239
General Motors Financial Co. Inc.	4.200%	3/1/21	8,065	8,235
General Motors Financial Co. Inc.	3.550%	4/9/21	6,550	6,620
General Motors Financial Co. Inc.	3.200%	7/6/21	14,317	14,400
General Motors Financial Co. Inc.	4.375%	9/25/21	3,365	3,471
General Motors Financial Co. Inc.	4.200%	11/6/21	4,050	4,167
General Motors Financial Co. Inc.	3.450%	1/14/22	6,765	6,850
General Motors Financial Co. Inc.	3.450%	4/10/22	14,189	14,365
General Motors Financial Co. Inc.	3.150%	6/30/22	3,225	3,240
General Motors Financial Co. Inc.	3.550%	7/8/22	10,000	10,157
General Motors Financial Co. Inc.	3.250%	1/5/23	3,075	3,086
General Motors Financial Co. Inc.	3.700%	5/9/23	8,030	8,126
General Motors Financial Co. Inc.	4.250%	5/15/23	9,768	10,078
General Motors Financial Co. Inc.	4.150%	6/19/23	8,000	8,235
General Motors Financial Co. Inc.	5.100%	1/17/24	12,371	13,220
General Motors Financial Co. Inc.	3.950%	4/13/24	7,150	7,293
General Motors Financial Co. Inc.	3.500%	11/7/24	17,065	16,945
General Motors Financial Co. Inc.	4.000%	1/15/25	7,945	8,057
General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	10,933
General Motors Financial Co. Inc.	4.300%	7/13/25	125	129
General Motors Financial Co. Inc.	5.250%	3/1/26	4,900	5,247
General Motors Financial Co. Inc.	4.000%	10/6/26	3,675	3,701
General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	18,328
General Motors Financial Co. Inc.	3.850%	1/5/28	4,375	4,262

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
General Motors Financial Co. Inc.	5.650%	1/17/29	10,000	10,969
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	8,825	8,979
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	2,720	2,757
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	5,000	5,394
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	9,354	10,009
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	8,406	9,068
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	750	825
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	5,225	5,636
Harley-Davidson Inc.	3.500%	7/28/25	6,850	6,942
Harley-Davidson Inc.	4.625%	7/28/45	5,685	5,728
Harman International Industries Inc.	4.150%	5/15/25	3,475	3,670
Home Depot Inc.	2.000%	4/1/21	5,975	5,971
Home Depot Inc.	4.400%	4/1/21	10,425	10,777
Home Depot Inc.	3.250%	3/1/22	3,000	3,093
Home Depot Inc.	2.625%	6/1/22	20,544	20,883
Home Depot Inc.	2.700%	4/1/23	3,300	3,370
Home Depot Inc.	3.750%	2/15/24	16,774	17,889
Home Depot Inc.	3.350%	9/15/25	6,075	6,424
Home Depot Inc.	3.000%	4/1/26	7,100	7,330
Home Depot Inc.	2.125%	9/15/26	9,875	9,661
Home Depot Inc.	2.800%	9/14/27	4,375	4,435
Home Depot Inc.	3.900%	12/6/28	2,190	2,407
Home Depot Inc.	2.950%	6/15/29	6,000	6,130
Home Depot Inc.	5.875%	12/16/36	26,456	34,956
Home Depot Inc.	5.400%	9/15/40	4,625	5,892
Home Depot Inc.	5.950%	4/1/41	4,805	6,483
Home Depot Inc.	4.200%	4/1/43	12,325	13,674
Home Depot Inc.	4.875%	2/15/44	10,875	13,120
Home Depot Inc.	4.400%	3/15/45	4,250	4,883
Home Depot Inc.	4.250%	4/1/46	13,745	15,409
Home Depot Inc.	3.900%	6/15/47	8,080	8,731
Home Depot Inc.	4.500%	12/6/48	13,065	15,304
Home Depot Inc.	3.500%	9/15/56	9,785	9,596
Hyatt Hotels Corp.	3.375%	7/15/23	4,185	4,277
Hyatt Hotels Corp.	4.850%	3/15/26	2,125	2,307
Hyatt Hotels Corp.	4.375%	9/15/28	3,805	4,027
IHS Markit Ltd.	3.625%	5/1/24	2,000	2,060
IHS Markit Ltd.	4.750%	8/1/28	8,865	9,674
IHS Markit Ltd.	4.250%	5/1/29	4,200	4,421
JD.com Inc.	3.125%	4/29/21	796	799
JD.com Inc.	3.875%	4/29/26	4,077	4,068
Kohl’s Corp.	3.250%	2/1/23	1,700	1,706
Kohl’s Corp.	4.750%	12/15/23	226	241
Kohl’s Corp.	4.250%	7/17/25	6,577	6,820
Kohl’s Corp.	5.550%	7/17/45	1,575	1,568
Lear Corp.	5.250%	1/15/25	5,625	5,828
Lear Corp.	3.800%	9/15/27	3,050	3,017
Lear Corp.	4.250%	5/15/29	6,850	6,895
Lear Corp.	5.250%	5/15/49	7,000	6,910
Lowe’s Cos. Inc.	3.750%	4/15/21	3,745	3,822
Lowe’s Cos. Inc.	3.800%	11/15/21	2,675	2,754
Lowe’s Cos. Inc.	3.120%	4/15/22	1,875	1,910
Lowe’s Cos. Inc.	3.875%	9/15/23	10,844	11,433
Lowe’s Cos. Inc.	3.125%	9/15/24	12,900	13,265

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lowe’s Cos. Inc.	3.375%	9/15/25	12,835	13,313
Lowe’s Cos. Inc.	2.500%	4/15/26	19,425	19,032
Lowe’s Cos. Inc.	3.100%	5/3/27	4,875	4,921
Lowe’s Cos. Inc.	6.500%	3/15/29	267	335
Lowe’s Cos. Inc.	3.650%	4/5/29	19,075	19,912
Lowe’s Cos. Inc.	4.650%	4/15/42	6,575	6,966
Lowe’s Cos. Inc.	4.250%	9/15/44	1,950	1,962
Lowe’s Cos. Inc.	4.375%	9/15/45	11,175	11,579
Lowe’s Cos. Inc.	3.700%	4/15/46	12,590	11,808
Lowe’s Cos. Inc.	4.050%	5/3/47	16,562	16,343
Lowe’s Cos. Inc.	4.550%	4/5/49	9,750	10,434
Macy’s Retail Holdings Inc.	3.450%	1/15/21	2,715	2,734
Macy’s Retail Holdings Inc.	3.875%	1/15/22	2,050	2,077
Macy’s Retail Holdings Inc.	2.875%	2/15/23	14,493	14,183
Macy’s Retail Holdings Inc.	4.375%	9/1/23	7,375	7,533
Macy’s Retail Holdings Inc.	3.625%	6/1/24	4,320	4,248
Macy’s Retail Holdings Inc.	4.500%	12/15/34	1,947	1,792
Magna International Inc.	3.625%	6/15/24	9,445	9,822
Magna International Inc.	4.150%	10/1/25	2,775	2,948
Marriott International Inc.	3.375%	10/15/20	2,375	2,396
Marriott International Inc.	2.875%	3/1/21	2,500	2,516
Marriott International Inc.	3.125%	10/15/21	4,825	4,881
Marriott International Inc.	2.300%	1/15/22	2,000	1,989
Marriott International Inc.	3.250%	9/15/22	3,525	3,597
Marriott International Inc.	3.750%	3/15/25	4,800	4,986
Marriott International Inc.	3.750%	10/1/25	2,190	2,274
Marriott International Inc.	3.125%	6/15/26	4,090	4,090
Marriott International Inc.	4.000%	4/15/28	6,975	7,334
Marriott International Inc.	3.600%	4/15/24	8,390	8,740
Mastercard Inc.	2.000%	11/21/21	5,230	5,214
Mastercard Inc.	3.375%	4/1/24	13,320	14,030
Mastercard Inc.	2.950%	11/21/26	4,800	4,939
Mastercard Inc.	3.500%	2/26/28	2,920	3,144
Mastercard Inc.	2.950%	6/1/29	5,000	5,141
Mastercard Inc.	3.800%	11/21/46	3,800	4,063
Mastercard Inc.	3.950%	2/26/48	5,030	5,588
Mastercard Inc.	3.650%	6/1/49	9,930	10,455
McDonald’s Corp.	2.750%	12/9/20	9,339	9,387
McDonald’s Corp.	3.625%	5/20/21	1,750	1,794
McDonald’s Corp.	2.625%	1/15/22	16,215	16,379
McDonald’s Corp.	3.350%	4/1/23	10,775	11,170
McDonald’s Corp.	3.375%	5/26/25	8,655	9,044
McDonald’s Corp.	3.700%	1/30/26	22,340	23,775
McDonald’s Corp.	3.500%	3/1/27	11,275	11,836
McDonald’s Corp.	3.800%	4/1/28	9,400	10,065
McDonald’s Corp.	4.700%	12/9/35	6,600	7,519
McDonald’s Corp.	6.300%	10/15/37	425	554
McDonald’s Corp.	6.300%	3/1/38	3,925	5,089
McDonald’s Corp.	5.700%	2/1/39	5,175	6,358
McDonald’s Corp.	3.700%	2/15/42	16,175	15,703
McDonald’s Corp.	3.625%	5/1/43	4,300	4,127
McDonald’s Corp.	4.600%	5/26/45	6,860	7,511
McDonald’s Corp.	4.875%	12/9/45	14,950	17,197
McDonald’s Corp.	4.450%	3/1/47	7,890	8,578

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
McDonald’s Corp.	4.450%	9/1/48	6,455	7,012
NIKE Inc.	2.250%	5/1/23	625	628
NIKE Inc.	2.375%	11/1/26	12,000	12,002
NIKE Inc.	3.625%	5/1/43	6,025	6,240
NIKE Inc.	3.875%	11/1/45	10,575	11,225
NIKE Inc.	3.375%	11/1/46	7,625	7,511
Nordstrom Inc.	4.000%	10/15/21	5,315	5,463
Nordstrom Inc.	4.000%	3/15/27	6,000	6,039
Nordstrom Inc.	6.950%	3/15/28	1,540	1,793
Nordstrom Inc.	5.000%	1/15/44	6,920	6,446
NVR Inc.	3.950%	9/15/22	16,588	17,177
O’Reilly Automotive Inc.	4.875%	1/14/21	600	619
O’Reilly Automotive Inc.	4.625%	9/15/21	125	130
O’Reilly Automotive Inc.	3.800%	9/1/22	4,979	5,162
O’Reilly Automotive Inc.	3.850%	6/15/23	7,075	7,387
O’Reilly Automotive Inc.	3.550%	3/15/26	1,575	1,611
O’Reilly Automotive Inc.	3.600%	9/1/27	8,775	8,993
PACCAR Financial Corp.	2.500%	8/14/20	2,000	2,010
PACCAR Financial Corp.	2.050%	11/13/20	3,575	3,571
PACCAR Financial Corp.	2.250%	2/25/21	1,500	1,502
PACCAR Financial Corp.	2.800%	3/1/21	3,300	3,331
PACCAR Financial Corp.	3.150%	8/9/21	4,000	4,070
PACCAR Financial Corp.	2.850%	3/1/22	1,500	1,524
PACCAR Financial Corp.	2.650%	5/10/22	5,000	5,059
PACCAR Financial Corp.	2.300%	8/10/22	2,300	2,304
PACCAR Financial Corp.	3.400%	8/9/23	7,000	7,253
QVC Inc.	5.125%	7/2/22	3,510	3,630
QVC Inc.	4.375%	3/15/23	5,100	5,173
QVC Inc.	4.850%	4/1/24	5,315	5,484
QVC Inc.	4.450%	2/15/25	1,150	1,163
QVC Inc.	5.450%	8/15/34	825	812
QVC Inc.	5.950%	3/15/43	4,050	3,888
Ralph Lauren Corp.	2.625%	8/18/20	1,670	1,670
Ralph Lauren Corp.	3.750%	9/15/25	3,850	4,069
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	3,355	3,359
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	3,750	4,055
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	5,725	5,732
Sands China Ltd.	4.600%	8/8/23	15,935	16,732
Sands China Ltd.	5.125%	8/8/25	15,500	16,663
Sands China Ltd.	5.400%	8/8/28	16,300	17,767
Starbucks Corp.	2.200%	11/22/20	3,725	3,719
Starbucks Corp.	2.100%	2/4/21	4,375	4,359
Starbucks Corp.	2.700%	6/15/22	2,970	2,996
Starbucks Corp.	3.100%	3/1/23	8,435	8,635
Starbucks Corp.	3.850%	10/1/23	6,450	6,787
Starbucks Corp.	3.800%	8/15/25	11,950	12,749
Starbucks Corp.	2.450%	6/15/26	11,585	11,460
Starbucks Corp.	3.500%	3/1/28	5,575	5,844
Starbucks Corp.	4.000%	11/15/28	7,100	7,685
Starbucks Corp.	3.550%	8/15/29	150	157
Starbucks Corp.	4.300%	6/15/45	1,800	1,891
Starbucks Corp.	3.750%	12/1/47	6,500	6,350
Starbucks Corp.	4.500%	11/15/48	8,375	9,111
Tapestry Inc.	3.000%	7/15/22	2,850	2,857

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tapestry Inc.	4.250%	4/1/25	3,746	3,921
Tapestry Inc.	4.125%	7/15/27	6,520	6,571
Target Corp.	3.875%	7/15/20	7,730	7,860
Target Corp.	2.900%	1/15/22	9,305	9,513
Target Corp.	3.500%	7/1/24	10,625	11,278
Target Corp.	2.500%	4/15/26	9,290	9,334
Target Corp.	3.375%	4/15/29	9,100	9,622
Target Corp.	6.350%	11/1/32	2,180	2,951
Target Corp.	6.500%	10/15/37	5,208	7,360
Target Corp.	7.000%	1/15/38	3,725	5,556
Target Corp.	4.000%	7/1/42	12,950	13,939
Target Corp.	3.625%	4/15/46	8,390	8,551
Target Corp.	3.900%	11/15/47	9,675	10,349
TJX Cos. Inc.	2.750%	6/15/21	17,825	18,000
TJX Cos. Inc.	2.500%	5/15/23	5,798	5,874
TJX Cos. Inc.	2.250%	9/15/26	10,275	10,066
Toyota Motor Corp.	3.183%	7/20/21	7,000	7,161
Toyota Motor Corp.	2.157%	7/2/22	5,485	5,484
Toyota Motor Corp.	3.419%	7/20/23	8,500	8,864
Toyota Motor Corp.	2.358%	7/2/24	4,000	4,000
Toyota Motor Corp.	3.669%	7/20/28	5,150	5,575
Toyota Motor Corp.	2.760%	7/2/29	7,000	7,030
Toyota Motor Credit Corp.	3.050%	1/8/21	300	304
Toyota Motor Credit Corp.	4.250%	1/11/21	2,200	2,270
Toyota Motor Credit Corp.	1.900%	4/8/21	21,265	21,162
Toyota Motor Credit Corp.	2.950%	4/13/21	11,565	11,721
Toyota Motor Credit Corp.	2.750%	5/17/21	4,200	4,243
Toyota Motor Credit Corp.	3.400%	9/15/21	3,820	3,920
Toyota Motor Credit Corp.	2.600%	1/11/22	8,300	8,385
Toyota Motor Credit Corp.	3.300%	1/12/22	9,650	9,912
Toyota Motor Credit Corp.	2.650%	4/12/22	24,000	24,289
Toyota Motor Credit Corp.	2.800%	7/13/22	1,065	1,084
Toyota Motor Credit Corp.	2.150%	9/8/22	12,100	12,078
Toyota Motor Credit Corp.	2.625%	1/10/23	6,725	6,806
Toyota Motor Credit Corp.	2.700%	1/11/23	3,950	4,008
Toyota Motor Credit Corp.	2.250%	10/18/23	4,050	4,039
Toyota Motor Credit Corp.	3.350%	1/8/24	200	209
Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,703
Toyota Motor Credit Corp.	3.400%	4/14/25	3,025	3,186
Toyota Motor Credit Corp.	3.200%	1/11/27	8,600	8,933
Toyota Motor Credit Corp.	3.050%	1/11/28	7,975	8,202
Toyota Motor Credit Corp.	3.650%	1/8/29	3,400	3,666
VF Corp.	3.500%	9/1/21	8,035	8,241
VF Corp.	6.450%	11/1/37	4,475	5,987
Visa Inc.	2.200%	12/14/20	27,535	27,578
Visa Inc.	2.150%	9/15/22	8,000	8,023
Visa Inc.	2.800%	12/14/22	16,775	17,171
Visa Inc.	3.150%	12/14/25	40,475	42,473
Visa Inc.	2.750%	9/15/27	9,650	9,833
Visa Inc.	4.150%	12/14/35	17,330	19,838
Visa Inc.	4.300%	12/14/45	32,110	37,945
Visa Inc.	3.650%	9/15/47	4,500	4,835
Walgreen Co.	3.100%	9/15/22	7,185	7,304
Walgreen Co.	4.400%	9/15/42	6,876	6,492

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Walgreens Boots Alliance Inc.	3.300%	11/18/21	6,225	6,346
Walgreens Boots Alliance Inc.	3.800%	11/18/24	15,575	16,178
Walgreens Boots Alliance Inc.	3.450%	6/1/26	12,510	12,628
Walgreens Boots Alliance Inc.	4.500%	11/18/34	4,270	4,372
Walgreens Boots Alliance Inc.	4.800%	11/18/44	13,080	13,021
Walgreens Boots Alliance Inc.	4.650%	6/1/46	4,345	4,290
Walmart Inc.	3.625%	7/8/20	100	102
Walmart Inc.	3.250%	10/25/20	10,670	10,840
Walmart Inc.	1.900%	12/15/20	37,415	37,362
Walmart Inc.	3.125%	6/23/21	14,000	14,304
Walmart Inc.	2.350%	12/15/22	11,040	11,145
Walmart Inc.	2.550%	4/11/23	12,735	12,910
Walmart Inc.	3.400%	6/26/23	12,475	13,096
Walmart Inc.	3.300%	4/22/24	16,600	17,444
Walmart Inc.	2.850%	7/8/24	19,110	19,716
Walmart Inc.	2.650%	12/15/24	16,475	16,824
Walmart Inc.	3.550%	6/26/25	18,650	19,897
Walmart Inc.	3.050%	7/8/26	13,000	13,611
Walmart Inc.	5.875%	4/5/27	8,160	10,107
Walmart Inc.	3.700%	6/26/28	20,475	22,344
Walmart Inc.	3.250%	7/8/29	9,000	9,484
Walmart Inc.	7.550%	2/15/30	4,191	5,976
Walmart Inc.	5.250%	9/1/35	12,365	15,764
Walmart Inc.	6.200%	4/15/38	13,580	19,348
Walmart Inc.	3.950%	6/28/38	11,225	12,526
Walmart Inc.	5.625%	4/1/40	7,685	10,316
Walmart Inc.	4.875%	7/8/40	7,145	8,810
Walmart Inc.	5.000%	10/25/40	2,105	2,629
Walmart Inc.	5.625%	4/15/41	8,310	11,209
Walmart Inc.	4.000%	4/11/43	8,385	9,297
Walmart Inc.	4.300%	4/22/44	5,250	6,071
Walmart Inc.	3.625%	12/15/47	8,640	9,223
Walmart Inc.	4.050%	6/29/48	17,950	20,518
Western Union Co.	3.600%	3/15/22	4,725	4,835
Western Union Co.	6.200%	11/17/36	5,025	5,437
Western Union Co.	6.200%	6/21/40	1,430	1,542

Consumer Noncyclical (4.4%)
Abbott Laboratories	2.900%	11/30/21	42,000	42,667
Abbott Laboratories	2.550%	3/15/22	5,725	5,775
Abbott Laboratories	3.400%	11/30/23	17,551	18,279
Abbott Laboratories	2.950%	3/15/25	3,900	4,004
Abbott Laboratories	3.875%	9/15/25	4,750	5,106
Abbott Laboratories	3.750%	11/30/26	18,036	19,429
Abbott Laboratories	4.750%	11/30/36	24,310	28,698
Abbott Laboratories	6.150%	11/30/37	3,830	5,173
Abbott Laboratories	6.000%	4/1/39	350	459
Abbott Laboratories	5.300%	5/27/40	1,851	2,254
Abbott Laboratories	4.750%	4/15/43	6,550	7,413
Abbott Laboratories	4.900%	11/30/46	27,910	34,249
AbbVie Inc.	2.300%	5/14/21	16,650	16,599
AbbVie Inc.	3.375%	11/14/21	9,200	9,382
AbbVie Inc.	2.900%	11/6/22	27,707	28,002
AbbVie Inc.	3.200%	11/6/22	15,666	15,958

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AbbVie Inc.	2.850%	5/14/23	13,825	13,943
AbbVie Inc.	3.750%	11/14/23	13,300	13,849
AbbVie Inc.	3.600%	5/14/25	31,885	32,997
AbbVie Inc.	3.200%	5/14/26	17,230	17,355
AbbVie Inc.	4.250%	11/14/28	15,645	16,685
AbbVie Inc.	4.500%	5/14/35	19,695	20,192
AbbVie Inc.	4.300%	5/14/36	11,200	11,219
AbbVie Inc.	4.400%	11/6/42	24,693	24,227
AbbVie Inc.	4.700%	5/14/45	26,478	26,939
AbbVie Inc.	4.450%	5/14/46	18,718	18,260
AbbVie Inc.	4.875%	11/14/48	13,641	14,263
Actavis Inc.	3.250%	10/1/22	21,214	21,538
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,494
Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,050	4,552
Agilent Technologies Inc.	5.000%	7/15/20	6,550	6,710
Agilent Technologies Inc.	3.200%	10/1/22	6,015	6,114
Agilent Technologies Inc.	3.875%	7/15/23	3,975	4,148
Agilent Technologies Inc.	3.050%	9/22/26	6,700	6,740
Ahold Finance USA LLC	6.875%	5/1/29	1,100	1,385
AHS Hospital Corp.	5.024%	7/1/45	3,300	4,105
Allergan Finance LLC	4.625%	10/1/42	6,260	6,251
Allergan Funding SCS	3.450%	3/15/22	19,700	20,094
Allergan Funding SCS	3.850%	6/15/24	9,625	10,015
Allergan Funding SCS	3.800%	3/15/25	25,398	26,316
Allergan Funding SCS	4.550%	3/15/35	20,295	20,663
Allergan Funding SCS	4.850%	6/15/44	11,541	11,958
Allergan Funding SCS	4.750%	3/15/45	625	639
Allergan Inc.	3.375%	9/15/20	5,975	6,040
Allergan Inc.	2.800%	3/15/23	650	648
Allina Health System	3.887%	4/15/49	3,750	3,958
Altria Group Inc.	4.750%	5/5/21	13,170	13,716
Altria Group Inc.	3.490%	2/14/22	6,500	6,671
Altria Group Inc.	2.850%	8/9/22	14,375	14,498
Altria Group Inc.	2.950%	5/2/23	3,200	3,222
Altria Group Inc.	4.000%	1/31/24	11,900	12,511
Altria Group Inc.	3.800%	2/14/24	2,700	2,812
Altria Group Inc.	4.400%	2/14/26	13,025	13,905
Altria Group Inc.	2.625%	9/16/26	2,200	2,114
Altria Group Inc.	4.800%	2/14/29	24,775	26,684
Altria Group Inc.	5.800%	2/14/39	22,900	25,558
Altria Group Inc.	4.250%	8/9/42	10,341	9,516
Altria Group Inc.	4.500%	5/2/43	7,559	7,191
Altria Group Inc.	5.375%	1/31/44	12,738	13,640
Altria Group Inc.	3.875%	9/16/46	8,475	7,519
Altria Group Inc.	5.950%	2/14/49	21,500	24,322
Altria Group Inc.	6.200%	2/14/59	4,315	4,873
AmerisourceBergen Corp.	3.500%	11/15/21	6,550	6,678
AmerisourceBergen Corp.	3.400%	5/15/24	7,375	7,577
AmerisourceBergen Corp.	3.250%	3/1/25	5,725	5,839
AmerisourceBergen Corp.	3.450%	12/15/27	8,525	8,682
AmerisourceBergen Corp.	4.250%	3/1/45	982	940
AmerisourceBergen Corp.	4.300%	12/15/47	10,088	9,712
Amgen Inc.	3.450%	10/1/20	2,825	2,861
Amgen Inc.	4.100%	6/15/21	7,515	7,740

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Amgen Inc.	1.850%	8/19/21	6,925	6,852
Amgen Inc.	3.875%	11/15/21	6,245	6,436
Amgen Inc.	2.700%	5/1/22	3,675	3,702
Amgen Inc.	2.650%	5/11/22	13,372	13,469
Amgen Inc.	3.625%	5/15/22	11,075	11,404
Amgen Inc.	2.250%	8/19/23	7,100	7,053
Amgen Inc.	3.625%	5/22/24	15,438	16,217
Amgen Inc.	3.125%	5/1/25	3,100	3,169
Amgen Inc.	2.600%	8/19/26	16,425	16,108
Amgen Inc.	3.200%	11/2/27	4,430	4,531
Amgen Inc.	6.400%	2/1/39	2,100	2,684
Amgen Inc.	4.950%	10/1/41	4,575	5,115
Amgen Inc.	5.150%	11/15/41	6,800	7,789
Amgen Inc.	4.400%	5/1/45	23,530	24,934
Amgen Inc.	4.563%	6/15/48	13,752	14,927
Amgen Inc.	4.663%	6/15/51	31,843	34,648
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	57,511	62,758
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	33,723	35,375
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	119,365	132,586
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	8,204	8,247
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	13,929	14,053
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	24,837	25,612
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	14,106	14,882
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	12,425	12,193
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	8,986	9,546
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	2,587	2,662
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	13,625	13,720
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	6,387	6,657
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	18,030	19,514
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	22,680	24,417
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	41,293	46,642
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	15,150	17,455
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	12,725	13,464
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,050	9,058
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	5,000	5,926
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	14,276	15,806
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	16,357	15,591
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	18,325	19,468
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	15,110	15,775
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	37,925	46,071
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	12,460	13,260
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	7,860	9,799
Archer-Daniels-Midland Co.	4.479%	3/1/21	587	609
Archer-Daniels-Midland Co.	3.375%	3/15/22	8,525	8,792
Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	8,754
Archer-Daniels-Midland Co.	5.935%	10/1/32	530	683
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	2,918
Archer-Daniels-Midland Co.	4.535%	3/26/42	7,600	8,588
Archer-Daniels-Midland Co.	4.016%	4/16/43	6,416	6,807
Archer-Daniels-Midland Co.	3.750%	9/15/47	6,500	6,650
Archer-Daniels-Midland Co.	4.500%	3/15/49	5,000	5,804

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Ascension Health	3.945%	11/15/46	8,010	8,638
4	Ascension Health	4.847%	11/15/53	1,875	2,304
	AstraZeneca plc	2.375%	11/16/20	12,950	12,948
	AstraZeneca plc	2.375%	6/12/22	7,875	7,925
	AstraZeneca plc	3.500%	8/17/23	12,260	12,750
	AstraZeneca plc	3.375%	11/16/25	16,743	17,484
	AstraZeneca plc	3.125%	6/12/27	5,100	5,215
	AstraZeneca plc	4.000%	1/17/29	8,075	8,802
	AstraZeneca plc	6.450%	9/15/37	14,770	19,867
	AstraZeneca plc	4.000%	9/18/42	11,140	11,666
	AstraZeneca plc	4.375%	11/16/45	8,300	9,157
	AstraZeneca plc	4.375%	8/17/48	5,210	5,816
	BAT Capital Corp.	2.297%	8/14/20	23,700	23,635
	BAT Capital Corp.	2.764%	8/15/22	19,725	19,760
	BAT Capital Corp.	3.222%	8/15/24	18,200	18,350
	BAT Capital Corp.	3.557%	8/15/27	29,250	29,101
	BAT Capital Corp.	4.390%	8/15/37	22,900	21,756
	BAT Capital Corp.	4.540%	8/15/47	18,800	17,369
	Baxalta Inc.	3.600%	6/23/22	3,605	3,675
	Baxalta Inc.	4.000%	6/23/25	5,133	5,461
	Baxalta Inc.	5.250%	6/23/45	2,882	3,488
	Baxter International Inc.	1.700%	8/15/21	4,425	4,368
	Baxter International Inc.	2.600%	8/15/26	2,025	1,997
	Baxter International Inc.	3.500%	8/15/46	4,850	4,522
	Baylor Scott & White Holdings	4.185%	11/15/45	4,230	4,616
	Beam Suntory Inc.	3.250%	5/15/22	600	610
	Beam Suntory Inc.	3.250%	6/15/23	1,400	1,405
	Becton Dickinson & Co.	3.250%	11/12/20	5,760	5,813
	Becton Dickinson & Co.	3.125%	11/8/21	11,235	11,391
	Becton Dickinson & Co.	2.894%	6/6/22	20,650	20,923
	Becton Dickinson & Co.	3.300%	3/1/23	3,000	3,033
	Becton Dickinson & Co.	3.875%	5/15/24	1,231	1,272
	Becton Dickinson & Co.	3.363%	6/6/24	16,926	17,461
	Becton Dickinson & Co.	3.734%	12/15/24	11,003	11,536
	Becton Dickinson & Co.	6.700%	12/1/26	2,300	2,702
	Becton Dickinson & Co.	3.700%	6/6/27	18,860	19,695
	Becton Dickinson & Co.	4.875%	5/15/44	940	1,020
	Becton Dickinson & Co.	4.685%	12/15/44	9,165	10,138
	Becton Dickinson & Co.	4.669%	6/6/47	13,175	14,734
	Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,500	2,569
	Biogen Inc.	2.900%	9/15/20	18,141	18,222
	Biogen Inc.	3.625%	9/15/22	11,316	11,676
	Biogen Inc.	4.050%	9/15/25	14,995	16,079
	Biogen Inc.	5.200%	9/15/45	16,430	18,343
	Boston Scientific Corp.	3.375%	5/15/22	2,975	3,060
	Boston Scientific Corp.	4.125%	10/1/23	3,775	4,006
	Boston Scientific Corp.	3.450%	3/1/24	3,720	3,889
	Boston Scientific Corp.	3.850%	5/15/25	9,150	9,732
	Boston Scientific Corp.	3.750%	3/1/26	5,000	5,301
	Boston Scientific Corp.	4.000%	3/1/28	9,650	10,386
	Boston Scientific Corp.	4.000%	3/1/29	8,790	9,479
	Boston Scientific Corp.	7.000%	11/15/35	4,625	6,178
	Boston Scientific Corp.	4.550%	3/1/39	7,275	8,050
	Boston Scientific Corp.	7.375%	1/15/40	1,150	1,629

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Boston Scientific Corp.	4.700%	3/1/49	8,590	9,847
7	Bristol-Myers Squibb Co.	2.550%	5/14/21	11,100	11,177
7	Bristol-Myers Squibb Co.	2.600%	5/16/22	13,375	13,524
	Bristol-Myers Squibb Co.	2.000%	8/1/22	12,675	12,602
	Bristol-Myers Squibb Co.	7.150%	6/15/23	100	118
	Bristol-Myers Squibb Co.	3.250%	11/1/23	4,250	4,410
7	Bristol-Myers Squibb Co.	2.900%	7/26/24	28,500	29,110
7	Bristol-Myers Squibb Co.	3.200%	6/15/26	19,150	19,843
	Bristol-Myers Squibb Co.	3.250%	2/27/27	2,000	2,071
7	Bristol-Myers Squibb Co.	3.400%	7/26/29	30,900	32,227
7	Bristol-Myers Squibb Co.	4.125%	6/15/39	17,275	18,696
	Bristol-Myers Squibb Co.	3.250%	8/1/42	3,040	2,827
	Bristol-Myers Squibb Co.	4.500%	3/1/44	5,083	5,696
7	Bristol-Myers Squibb Co.	4.250%	10/26/49	31,465	34,633
	Brown-Forman Corp.	3.500%	4/15/25	3,250	3,424
	Brown-Forman Corp.	4.500%	7/15/45	4,070	4,697
	Bunge Ltd. Finance Corp.	3.500%	11/24/20	2,600	2,627
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	8,768	8,799
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,700	6,966
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,540	5,364
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	6,750	6,626
	Campbell Soup Co.	3.300%	3/15/21	11,000	11,133
	Campbell Soup Co.	2.500%	8/2/22	1,850	1,839
	Campbell Soup Co.	3.650%	3/15/23	10,575	10,879
	Campbell Soup Co.	3.950%	3/15/25	11,385	11,838
	Campbell Soup Co.	3.300%	3/19/25	1,900	1,902
	Campbell Soup Co.	4.150%	3/15/28	10,150	10,601
	Campbell Soup Co.	3.800%	8/2/42	2,700	2,349
	Campbell Soup Co.	4.800%	3/15/48	6,050	6,130
	Cardinal Health Inc.	4.625%	12/15/20	4,885	5,017
	Cardinal Health Inc.	2.616%	6/15/22	11,875	11,925
	Cardinal Health Inc.	3.200%	6/15/22	4,012	4,091
	Cardinal Health Inc.	3.200%	3/15/23	4,450	4,520
	Cardinal Health Inc.	3.079%	6/15/24	10,575	10,646
	Cardinal Health Inc.	3.750%	9/15/25	1,750	1,810
	Cardinal Health Inc.	3.410%	6/15/27	10,215	10,147
	Cardinal Health Inc.	4.600%	3/15/43	4,150	3,907
	Cardinal Health Inc.	4.500%	11/15/44	3,275	3,008
	Cardinal Health Inc.	4.900%	9/15/45	3,580	3,490
	Cardinal Health Inc.	4.368%	6/15/47	5,950	5,442
4	Catholic Health Initiatives	4.350%	11/1/42	6,925	6,942
	Celgene Corp.	2.875%	8/15/20	12,925	12,990
	Celgene Corp.	3.950%	10/15/20	10,310	10,510
	Celgene Corp.	2.875%	2/19/21	1,175	1,184
	Celgene Corp.	2.250%	8/15/21	3,450	3,443
	Celgene Corp.	3.250%	8/15/22	8,450	8,685
	Celgene Corp.	3.550%	8/15/22	3,985	4,125
	Celgene Corp.	2.750%	2/15/23	5,400	5,454
	Celgene Corp.	3.250%	2/20/23	5,650	5,803
	Celgene Corp.	4.000%	8/15/23	3,550	3,755
	Celgene Corp.	3.625%	5/15/24	17,415	18,208
	Celgene Corp.	3.875%	8/15/25	22,350	23,909
	Celgene Corp.	3.450%	11/15/27	4,225	4,369
	Celgene Corp.	3.900%	2/20/28	12,900	13,691

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Celgene Corp.	5.700%	10/15/40	2,792	3,267
	Celgene Corp.	5.250%	8/15/43	5,130	6,059
	Celgene Corp.	4.625%	5/15/44	7,125	8,068
	Celgene Corp.	5.000%	8/15/45	17,340	20,467
	Celgene Corp.	4.350%	11/15/47	11,800	13,007
	Celgene Corp.	4.550%	2/20/48	9,475	10,748
	Children’s Hospital Medical Center	4.268%	5/15/44	1,050	1,171
	Children’s Hospital Medical Center	4.115%	1/1/47	1,575	1,726
	CHRISTUS Health	4.341%	7/1/28	5,100	5,650
	Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,502
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,603
	Church & Dwight Co. Inc.	3.950%	8/1/47	3,200	3,208
7	Cigna Corp.	3.200%	9/17/20	16,650	16,789
7	Cigna Corp.	3.400%	9/17/21	5,585	5,692
7	Cigna Corp.	3.750%	7/15/23	10,450	10,862
7	Cigna Corp.	4.125%	11/15/25	12,010	12,756
7	Cigna Corp.	4.375%	10/15/28	30,960	33,271
7	Cigna Corp.	4.800%	8/15/38	14,850	15,921
7	Cigna Corp.	4.900%	12/15/48	26,690	28,978
	City of Hope	5.623%	11/15/43	2,000	2,615
	City of Hope	4.378%	8/15/48	7,375	8,048
	Cleveland Clinic Foundation	4.858%	1/1/14	3,215	3,856
	Clorox Co.	3.800%	11/15/21	1,238	1,284
	Clorox Co.	3.050%	9/15/22	4,675	4,762
	Clorox Co.	3.500%	12/15/24	3,925	4,109
	Clorox Co.	3.100%	10/1/27	3,100	3,172
	Clorox Co.	3.900%	5/15/28	6,500	7,027
	Coca-Cola Co.	1.875%	10/27/20	15,765	15,727
	Coca-Cola Co.	2.450%	11/1/20	15,250	15,309
	Coca-Cola Co.	3.150%	11/15/20	1,100	1,116
	Coca-Cola Co.	1.550%	9/1/21	10,550	10,438
	Coca-Cola Co.	3.300%	9/1/21	4,955	5,087
	Coca-Cola Co.	2.200%	5/25/22	3,750	3,768
	Coca-Cola Co.	2.500%	4/1/23	10,229	10,365
	Coca-Cola Co.	3.200%	11/1/23	9,850	10,250
	Coca-Cola Co.	2.875%	10/27/25	10,650	11,012
	Coca-Cola Co.	2.550%	6/1/26	7,825	7,911
	Coca-Cola Co.	2.250%	9/1/26	12,315	12,207
	Coca-Cola Co.	2.900%	5/25/27	1,875	1,937
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	8,504
	Coca-Cola European Partners plc	3.500%	9/15/20	4,450	4,499
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	6,480	6,795
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	9,358
	Colgate-Palmolive Co.	2.450%	11/15/21	3,505	3,545
	Colgate-Palmolive Co.	2.300%	5/3/22	8,561	8,652
	Colgate-Palmolive Co.	2.250%	11/15/22	14,525	14,676
	Colgate-Palmolive Co.	1.950%	2/1/23	4,200	4,203
	Colgate-Palmolive Co.	2.100%	5/1/23	1,450	1,446
	Colgate-Palmolive Co.	3.250%	3/15/24	4,682	4,904
	Colgate-Palmolive Co.	4.000%	8/15/45	4,720	5,226
	Colgate-Palmolive Co.	3.700%	8/1/47	4,190	4,451
	CommonSpirit Health	2.950%	11/1/22	3,225	3,256
	Conagra Brands Inc.	3.800%	10/22/21	10,550	10,840
	Conagra Brands Inc.	3.250%	9/15/22	4,300	4,364

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Conagra Brands Inc.	3.200%	1/25/23	6,011	6,132
Conagra Brands Inc.	4.300%	5/1/24	8,000	8,474
Conagra Brands Inc.	4.600%	11/1/25	4,025	4,375
Conagra Brands Inc.	7.000%	10/1/28	700	860
Conagra Brands Inc.	4.850%	11/1/28	10,950	12,106
Conagra Brands Inc.	8.250%	9/15/30	3,825	5,207
Conagra Brands Inc.	5.300%	11/1/38	10,075	10,937
Conagra Brands Inc.	5.400%	11/1/48	10,700	11,666
Constellation Brands Inc.	2.250%	11/6/20	6,425	6,415
Constellation Brands Inc.	3.750%	5/1/21	4,261	4,356
Constellation Brands Inc.	2.700%	5/9/22	6,607	6,644
Constellation Brands Inc.	2.650%	11/7/22	6,825	6,843
Constellation Brands Inc.	3.200%	2/15/23	5,900	6,025
Constellation Brands Inc.	4.250%	5/1/23	16,800	17,808
Constellation Brands Inc.	4.750%	11/15/24	9,521	10,477
Constellation Brands Inc.	4.400%	11/15/25	3,375	3,694
Constellation Brands Inc.	4.750%	12/1/25	2,700	2,979
Constellation Brands Inc.	3.700%	12/6/26	5,625	5,903
Constellation Brands Inc.	3.500%	5/9/27	1,875	1,924
Constellation Brands Inc.	3.600%	2/15/28	9,925	10,221
Constellation Brands Inc.	4.650%	11/15/28	1,500	1,670
Constellation Brands Inc.	4.500%	5/9/47	3,875	4,010
Constellation Brands Inc.	4.100%	2/15/48	6,800	6,694
Constellation Brands Inc.	5.250%	11/15/48	4,525	5,237
Covidien International Finance SA	3.200%	6/15/22	5,869	6,029
Covidien International Finance SA	2.950%	6/15/23	2,530	2,581
CVS Health Corp.	2.800%	7/20/20	23,900	23,962
CVS Health Corp.	3.350%	3/9/21	23,525	23,852
CVS Health Corp.	2.125%	6/1/21	10,970	10,894
CVS Health Corp.	3.500%	7/20/22	12,645	12,974
CVS Health Corp.	2.750%	12/1/22	10,490	10,517
CVS Health Corp.	4.750%	12/1/22	9,000	9,553
CVS Health Corp.	3.700%	3/9/23	40,965	42,271
CVS Health Corp.	4.000%	12/5/23	6,780	7,104
CVS Health Corp.	3.375%	8/12/24	6,365	6,511
CVS Health Corp.	4.100%	3/25/25	38,680	40,787
CVS Health Corp.	3.875%	7/20/25	32,801	34,256
CVS Health Corp.	2.875%	6/1/26	24,935	24,444
CVS Health Corp.	4.300%	3/25/28	80,175	84,296
CVS Health Corp.	4.875%	7/20/35	5,475	5,731
CVS Health Corp.	4.780%	3/25/38	40,150	41,511
CVS Health Corp.	6.125%	9/15/39	3,950	4,602
CVS Health Corp.	5.300%	12/5/43	12,050	12,981
CVS Health Corp.	5.125%	7/20/45	29,110	30,998
CVS Health Corp.	5.050%	3/25/48	71,385	75,554
Danaher Corp.	2.400%	9/15/20	3,350	3,354
Danaher Corp.	3.350%	9/15/25	3,800	3,966
Danaher Corp.	4.375%	9/15/45	3,500	3,899
Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	3,307
Delhaize America LLC	9.000%	4/15/31	1,930	2,781
Diageo Capital plc	4.828%	7/15/20	4,300	4,408
Diageo Capital plc	2.625%	4/29/23	11,470	11,607
Diageo Capital plc	3.875%	5/18/28	1,000	1,089
Diageo Capital plc	5.875%	9/30/36	500	653

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Diageo Capital plc	3.875%	4/29/43	5,569	5,937
Diageo Investment Corp.	2.875%	5/11/22	15,854	16,130
Diageo Investment Corp.	7.450%	4/15/35	1,450	2,092
Diageo Investment Corp.	4.250%	5/11/42	5,237	5,829
Dignity Health	3.125%	11/1/22	950	962
Dignity Health	4.500%	11/1/42	6,000	6,100
Dignity Health	5.267%	11/1/64	1,075	1,214
Dignity Health	3.812%	11/1/24	5,150	5,423
Duke University Health System Inc.	3.920%	6/1/47	4,300	4,622
Edwards Lifesciences Corp.	4.300%	6/15/28	2,750	2,956
Eli Lilly & Co.	2.350%	5/15/22	6,533	6,582
Eli Lilly & Co.	2.750%	6/1/25	6,700	6,832
Eli Lilly & Co.	3.100%	5/15/27	5,500	5,722
Eli Lilly & Co.	3.375%	3/15/29	11,000	11,717
Eli Lilly & Co.	5.550%	3/15/37	3,210	4,031
Eli Lilly & Co.	3.875%	3/15/39	8,025	8,644
Eli Lilly & Co.	3.700%	3/1/45	7,300	7,581
Eli Lilly & Co.	3.950%	5/15/47	4,130	4,444
Eli Lilly & Co.	3.950%	3/15/49	13,235	14,297
Eli Lilly & Co.	4.150%	3/15/59	9,650	10,543
Estee Lauder Cos. Inc.	1.700%	5/10/21	2,900	2,874
Estee Lauder Cos. Inc.	3.150%	3/15/27	4,300	4,446
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,650	2,172
Estee Lauder Cos. Inc.	4.375%	6/15/45	4,125	4,741
Estee Lauder Cos. Inc.	4.150%	3/15/47	7,025	7,852
Express Scripts Holding Co.	2.600%	11/30/20	7,500	7,514
Express Scripts Holding Co.	3.300%	2/25/21	6,000	6,079
Express Scripts Holding Co.	4.750%	11/15/21	12,242	12,829
Express Scripts Holding Co.	3.900%	2/15/22	13,516	13,961
Express Scripts Holding Co.	3.050%	11/30/22	5,500	5,579
Express Scripts Holding Co.	3.000%	7/15/23	14,000	14,166
Express Scripts Holding Co.	3.500%	6/15/24	17,680	18,161
Express Scripts Holding Co.	4.500%	2/25/26	19,100	20,623
Express Scripts Holding Co.	3.400%	3/1/27	17,690	17,908
Express Scripts Holding Co.	6.125%	11/15/41	3,634	4,412
Express Scripts Holding Co.	4.800%	7/15/46	14,450	15,191
Flowers Foods Inc.	4.375%	4/1/22	3,000	3,135
Flowers Foods Inc.	3.500%	10/1/26	3,500	3,520
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	598
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,200	3,458
Genentech Inc.	5.250%	7/15/35	600	722
General Mills Inc.	3.150%	12/15/21	7,875	8,005
General Mills Inc.	2.600%	10/12/22	4,550	4,569
General Mills Inc.	3.700%	10/17/23	12,550	13,128
General Mills Inc.	3.650%	2/15/24	3,885	4,055
General Mills Inc.	4.000%	4/17/25	1,000	1,064
General Mills Inc.	3.200%	2/10/27	4,675	4,740
General Mills Inc.	4.200%	4/17/28	13,625	14,638
General Mills Inc.	4.550%	4/17/38	4,775	5,046
General Mills Inc.	5.400%	6/15/40	3,725	4,313
General Mills Inc.	4.150%	2/15/43	4,375	4,307
General Mills Inc.	4.700%	4/17/48	6,045	6,510
Gilead Sciences Inc.	2.550%	9/1/20	20,153	20,205
Gilead Sciences Inc.	4.500%	4/1/21	8,450	8,731

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gilead Sciences Inc.	4.400%	12/1/21	17,764	18,575
Gilead Sciences Inc.	1.950%	3/1/22	4,375	4,348
Gilead Sciences Inc.	3.250%	9/1/22	8,635	8,867
Gilead Sciences Inc.	2.500%	9/1/23	17,875	18,001
Gilead Sciences Inc.	3.700%	4/1/24	25,841	27,281
Gilead Sciences Inc.	3.500%	2/1/25	15,260	15,987
Gilead Sciences Inc.	3.650%	3/1/26	22,046	23,322
Gilead Sciences Inc.	2.950%	3/1/27	10,400	10,546
Gilead Sciences Inc.	4.600%	9/1/35	9,194	10,306
Gilead Sciences Inc.	4.000%	9/1/36	6,200	6,494
Gilead Sciences Inc.	5.650%	12/1/41	9,735	12,124
Gilead Sciences Inc.	4.800%	4/1/44	14,025	15,909
Gilead Sciences Inc.	4.500%	2/1/45	15,850	17,357
Gilead Sciences Inc.	4.750%	3/1/46	20,566	23,251
Gilead Sciences Inc.	4.150%	3/1/47	17,400	18,242
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,956	5,047
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,925	12,408
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	12,650	13,418
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	14,100	15,387
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,400	4,275
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	25,585	35,530
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,575	2,871
GlaxoSmithKline Capital plc	3.125%	5/14/21	20,500	20,843
GlaxoSmithKline Capital plc	2.850%	5/8/22	10,550	10,725
GlaxoSmithKline Capital plc	2.875%	6/1/22	14,275	14,523
GlaxoSmithKline Capital plc	3.000%	6/1/24	10,325	10,630
GlaxoSmithKline Capital plc	3.375%	6/1/29	8,100	8,556
Hackensack Meridian Health	4.500%	7/1/57	2,100	2,374
Hackensack Meridian Health	4.211%	7/1/48	4,000	4,358
Hasbro Inc.	3.150%	5/15/21	3,200	3,237
Hasbro Inc.	6.350%	3/15/40	3,700	4,316
Hasbro Inc.	5.100%	5/15/44	4,413	4,517
HCA Inc.	5.875%	3/15/22	4,089	4,467
HCA Inc.	4.750%	5/1/23	11,146	11,912
HCA Inc.	5.000%	3/15/24	17,690	19,238
HCA Inc.	5.250%	4/15/25	18,063	20,005
HCA Inc.	5.250%	6/15/26	13,522	14,925
HCA Inc.	4.500%	2/15/27	1,350	1,434
HCA Inc.	4.125%	6/15/29	17,550	18,033
HCA Inc.	5.125%	6/15/39	9,225	9,617
HCA Inc.	5.500%	6/15/47	13,375	14,328
HCA Inc.	5.250%	6/15/49	17,795	18,507
Hershey Co.	4.125%	12/1/20	2,195	2,256
Hershey Co.	3.100%	5/15/21	4,250	4,320
Hershey Co.	2.625%	5/1/23	2,750	2,790
Hershey Co.	3.375%	5/15/23	10,050	10,502
Hershey Co.	3.200%	8/21/25	2,695	2,817
Hershey Co.	2.300%	8/15/26	4,325	4,235
Hillshire Brands Co.	4.100%	9/15/20	2,100	2,130
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,450	5,891
Ingredion Inc.	4.625%	11/1/20	890	914
Ingredion Inc.	3.200%	10/1/26	4,000	3,974
JM Smucker Co.	3.500%	10/15/21	7,245	7,414
JM Smucker Co.	3.000%	3/15/22	2,605	2,636

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
JM Smucker Co.	3.500%	3/15/25	3,950	4,089
JM Smucker Co.	3.375%	12/15/27	6,875	6,994
JM Smucker Co.	4.250%	3/15/35	2,650	2,700
JM Smucker Co.	4.375%	3/15/45	6,300	6,363
Johns Hopkins Health System Corp.	3.837%	5/15/46	3,125	3,307
Johnson & Johnson	2.950%	9/1/20	9,250	9,347
Johnson & Johnson	1.950%	11/10/20	4,575	4,576
Johnson & Johnson	1.650%	3/1/21	15,450	15,352
Johnson & Johnson	3.550%	5/15/21	2,325	2,387
Johnson & Johnson	2.450%	12/5/21	5,000	5,055
Johnson & Johnson	2.250%	3/3/22	12,950	13,036
Johnson & Johnson	2.050%	3/1/23	14,069	14,076
Johnson & Johnson	6.730%	11/15/23	1,203	1,431
Johnson & Johnson	3.375%	12/5/23	6,875	7,262
Johnson & Johnson	2.625%	1/15/25	8,425	8,585
Johnson & Johnson	2.450%	3/1/26	8,950	8,972
Johnson & Johnson	2.950%	3/3/27	8,550	8,849
Johnson & Johnson	2.900%	1/15/28	6,580	6,797
Johnson & Johnson	6.950%	9/1/29	2,650	3,625
Johnson & Johnson	4.950%	5/15/33	6,100	7,576
Johnson & Johnson	4.375%	12/5/33	12,279	14,409
Johnson & Johnson	3.550%	3/1/36	6,750	7,126
Johnson & Johnson	3.625%	3/3/37	12,425	13,287
Johnson & Johnson	5.950%	8/15/37	3,489	4,839
Johnson & Johnson	3.400%	1/15/38	8,175	8,505
Johnson & Johnson	5.850%	7/15/38	3,797	5,103
Johnson & Johnson	4.500%	9/1/40	3,125	3,645
Johnson & Johnson	4.850%	5/15/41	250	301
Johnson & Johnson	4.500%	12/5/43	7,620	9,047
Johnson & Johnson	3.700%	3/1/46	17,925	19,446
Johnson & Johnson	3.750%	3/3/47	15,131	16,564
Johnson & Johnson	3.500%	1/15/48	8,250	8,636
Kaiser Foundation Hospitals	3.500%	4/1/22	1,835	1,902
Kaiser Foundation Hospitals	3.150%	5/1/27	4,900	5,032
Kaiser Foundation Hospitals	4.875%	4/1/42	5,300	6,329
Kaiser Foundation Hospitals	4.150%	5/1/47	11,025	12,257
Kellogg Co.	4.000%	12/15/20	9,005	9,207
Kellogg Co.	3.250%	5/14/21	3,375	3,440
Kellogg Co.	2.650%	12/1/23	5,442	5,497
Kellogg Co.	3.250%	4/1/26	5,025	5,098
Kellogg Co.	3.400%	11/15/27	10,475	10,621
Kellogg Co.	4.300%	5/15/28	2,375	2,569
Kellogg Co.	7.450%	4/1/31	767	1,029
Kellogg Co.	4.500%	4/1/46	8,950	8,875
Keurig Dr Pepper Inc.	3.551%	5/25/21	10,825	11,034
Keurig Dr Pepper Inc.	2.700%	11/15/22	2,725	2,724
Keurig Dr Pepper Inc.	4.057%	5/25/23	16,325	17,104
Keurig Dr Pepper Inc.	3.130%	12/15/23	7,475	7,580
Keurig Dr Pepper Inc.	4.417%	5/25/25	3,895	4,147
Keurig Dr Pepper Inc.	3.400%	11/15/25	9,485	9,682
Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,248
Keurig Dr Pepper Inc.	3.430%	6/15/27	4,300	4,334
Keurig Dr Pepper Inc.	4.597%	5/25/28	17,640	19,296
Keurig Dr Pepper Inc.	7.450%	5/1/38	305	409

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Keurig Dr Pepper Inc.	4.985%	5/25/38	3,675	4,041
Keurig Dr Pepper Inc.	4.500%	11/15/45	7,150	7,210
Keurig Dr Pepper Inc.	4.420%	12/15/46	3,000	2,970
Keurig Dr Pepper Inc.	5.085%	5/25/48	4,125	4,574
Kimberly-Clark Corp.	3.625%	8/1/20	4,429	4,503
Kimberly-Clark Corp.	3.875%	3/1/21	4,015	4,122
Kimberly-Clark Corp.	2.400%	3/1/22	5,275	5,307
Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,605
Kimberly-Clark Corp.	3.050%	8/15/25	3,075	3,188
Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,702
Kimberly-Clark Corp.	3.950%	11/1/28	3,575	3,939
Kimberly-Clark Corp.	3.200%	4/25/29	1,500	1,577
Kimberly-Clark Corp.	6.625%	8/1/37	300	426
Kimberly-Clark Corp.	5.300%	3/1/41	8,275	10,475
Kimberly-Clark Corp.	3.700%	6/1/43	2,025	2,057
Kimberly-Clark Corp.	3.200%	7/30/46	5,625	5,387
Kimberly-Clark Corp.	3.900%	5/4/47	2,000	2,145
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,436
Koninklijke Philips NV	6.875%	3/11/38	4,600	6,333
Koninklijke Philips NV	5.000%	3/15/42	6,700	7,787
Kraft Foods Group Inc.	3.500%	6/6/22	6,457	6,622
Kraft Foods Group Inc.	6.875%	1/26/39	9,950	11,892
Kraft Foods Group Inc.	6.500%	2/9/40	7,250	8,471
Kraft Foods Group Inc.	5.000%	6/4/42	17,408	17,905
Kraft Heinz Foods Co.	2.800%	7/2/20	12,450	12,472
Kraft Heinz Foods Co.	3.375%	6/15/21	8,125	8,238
Kraft Heinz Foods Co.	3.500%	7/15/22	10,160	10,377
Kraft Heinz Foods Co.	4.000%	6/15/23	16,279	17,014
Kraft Heinz Foods Co.	3.950%	7/15/25	17,795	18,456
Kraft Heinz Foods Co.	3.000%	6/1/26	18,613	18,094
Kraft Heinz Foods Co.	4.625%	1/30/29	10,275	11,021
Kraft Heinz Foods Co.	5.000%	7/15/35	8,955	9,416
Kraft Heinz Foods Co.	5.200%	7/15/45	20,525	21,463
Kraft Heinz Foods Co.	4.375%	6/1/46	20,950	19,791
Kroger Co.	3.300%	1/15/21	3,050	3,089
Kroger Co.	2.600%	2/1/21	5,175	5,192
Kroger Co.	2.950%	11/1/21	9,861	9,974
Kroger Co.	3.400%	4/15/22	4,102	4,206
Kroger Co.	2.800%	8/1/22	2,950	2,980
Kroger Co.	3.850%	8/1/23	9,757	10,217
Kroger Co.	4.000%	2/1/24	4,309	4,534
Kroger Co.	3.500%	2/1/26	1,800	1,833
Kroger Co.	2.650%	10/15/26	9,180	8,855
Kroger Co.	3.700%	8/1/27	3,150	3,235
Kroger Co.	7.700%	6/1/29	4,025	5,136
Kroger Co.	8.000%	9/15/29	6,150	8,153
Kroger Co.	7.500%	4/1/31	1,125	1,483
Kroger Co.	6.900%	4/15/38	3,327	4,174
Kroger Co.	5.400%	7/15/40	2,650	2,847
Kroger Co.	5.000%	4/15/42	4,149	4,264
Kroger Co.	5.150%	8/1/43	1,000	1,055
Kroger Co.	3.875%	10/15/46	3,575	3,177
Kroger Co.	4.450%	2/1/47	9,375	9,130
Kroger Co.	4.650%	1/15/48	8,925	8,961

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Kroger Co.	5.400%	1/15/49	1,800	1,997
	Laboratory Corp. of America Holdings	3.200%	2/1/22	6,475	6,575
	Laboratory Corp. of America Holdings	3.750%	8/23/22	550	568
	Laboratory Corp. of America Holdings	4.000%	11/1/23	550	576
	Laboratory Corp. of America Holdings	3.250%	9/1/24	7,500	7,637
	Laboratory Corp. of America Holdings	3.600%	2/1/25	11,108	11,472
	Laboratory Corp. of America Holdings	3.600%	9/1/27	5,225	5,368
	Laboratory Corp. of America Holdings	4.700%	2/1/45	8,885	9,157
	Life Technologies Corp.	5.000%	1/15/21	2,175	2,244
4	Mayo Clinic	3.774%	11/15/43	5,125	5,392
4	Mayo Clinic	4.000%	11/15/47	1,875	2,024
4	Mayo Clinic	4.128%	11/15/52	1,150	1,277
	McCormick & Co. Inc.	3.900%	7/15/21	875	898
	McCormick & Co. Inc.	2.700%	8/15/22	5,450	5,492
	McCormick & Co. Inc.	3.150%	8/15/24	6,775	6,911
	McCormick & Co. Inc.	3.400%	8/15/27	6,500	6,627
	McCormick & Co. Inc.	4.200%	8/15/47	1,145	1,173
	McKesson Corp.	3.650%	11/30/20	6,000	6,093
	McKesson Corp.	2.700%	12/15/22	9,300	9,321
	McKesson Corp.	2.850%	3/15/23	1,500	1,508
	McKesson Corp.	3.796%	3/15/24	9,300	9,743
	McKesson Corp.	3.950%	2/16/28	3,300	3,406
	McKesson Corp.	4.750%	5/30/29	1,950	2,112
	McKesson Corp.	6.000%	3/1/41	375	448
	Mead Johnson Nutrition Co.	3.000%	11/15/20	5,950	6,003
	Mead Johnson Nutrition Co.	4.125%	11/15/25	6,935	7,464
	Mead Johnson Nutrition Co.	5.900%	11/1/39	5,160	6,740
	Mead Johnson Nutrition Co.	4.600%	6/1/44	4,485	5,161
	Medco Health Solutions Inc.	4.125%	9/15/20	590	601
	Medtronic Global Holdings SCA	3.350%	4/1/27	6,764	7,172
	Medtronic Inc.	4.125%	3/15/21	590	607
	Medtronic Inc.	3.125%	3/15/22	5,553	5,693
	Medtronic Inc.	3.150%	3/15/22	39,058	40,132
	Medtronic Inc.	3.625%	3/15/24	5,800	6,145
	Medtronic Inc.	3.500%	3/15/25	30,995	32,985
	Medtronic Inc.	4.375%	3/15/35	31,092	35,711
	Medtronic Inc.	5.550%	3/15/40	3,000	3,857
	Medtronic Inc.	4.625%	3/15/45	17,417	20,994
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	879
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	4,605	5,153
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	1,925
	Merck & Co. Inc.	3.875%	1/15/21	3,375	3,452
	Merck & Co. Inc.	2.350%	2/10/22	9,134	9,205
	Merck & Co. Inc.	2.400%	9/15/22	10,820	10,927
	Merck & Co. Inc.	2.800%	5/18/23	15,650	16,046
	Merck & Co. Inc.	2.900%	3/7/24	5,950	6,143
	Merck & Co. Inc.	2.750%	2/10/25	22,453	23,046
	Merck & Co. Inc.	3.400%	3/7/29	15,150	16,119
	Merck & Co. Inc.	6.500%	12/1/33	5,475	7,657
	Merck & Co. Inc.	3.900%	3/7/39	8,725	9,494
	Merck & Co. Inc.	3.600%	9/15/42	8,020	8,280
	Merck & Co. Inc.	4.150%	5/18/43	13,139	14,632
	Merck & Co. Inc.	3.700%	2/10/45	16,484	17,365
	Merck & Co. Inc.	4.000%	3/7/49	17,000	18,840

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Mercy Health	4.302%	7/1/28	1,750	1,933
	Molson Coors Brewing Co.	2.100%	7/15/21	6,162	6,123
	Molson Coors Brewing Co.	3.500%	5/1/22	826	848
	Molson Coors Brewing Co.	3.000%	7/15/26	18,476	18,252
	Molson Coors Brewing Co.	5.000%	5/1/42	9,125	9,621
	Molson Coors Brewing Co.	4.200%	7/15/46	17,350	16,635
	Mondelez International Inc.	3.625%	2/13/26	3,500	3,674
	Mondelez International Inc.	4.625%	5/7/48	2,100	2,271
4	Montefiore Obligated Group	5.246%	11/1/48	4,300	4,730
4	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,100	2,131
7	Mylan Inc.	3.125%	1/15/23	325	316
	Mylan Inc.	4.200%	11/29/23	8,205	8,254
	Mylan Inc.	4.550%	4/15/28	5,575	5,453
	Mylan Inc.	5.400%	11/29/43	4,770	4,414
	Mylan Inc.	5.200%	4/15/48	7,025	6,471
	Mylan NV	3.750%	12/15/20	350	353
	Mylan NV	3.150%	6/15/21	11,852	11,850
	Mylan NV	3.950%	6/15/26	16,345	15,769
	Mylan NV	5.250%	6/15/46	8,350	7,798
	New York & Presbyterian Hospital	4.024%	8/1/45	4,390	4,864
	New York & Presbyterian Hospital	4.063%	8/1/56	4,575	4,952
	Newell Brands Inc.	3.850%	4/1/23	18,200	18,463
	Newell Brands Inc.	4.000%	12/1/24	7,955	7,971
	Newell Brands Inc.	4.200%	4/1/26	15,906	15,785
	Newell Brands Inc.	5.375%	4/1/36	9,915	9,720
	Newell Brands Inc.	5.500%	4/1/46	4,373	4,232
	Northwell Healthcare Inc.	3.979%	11/1/46	6,975	7,105
	Northwell Healthcare Inc.	4.260%	11/1/47	9,050	9,678
	Novartis Capital Corp.	2.400%	5/17/22	24,250	24,435
	Novartis Capital Corp.	2.400%	9/21/22	25,209	25,412
	Novartis Capital Corp.	3.400%	5/6/24	6,653	7,027
	Novartis Capital Corp.	3.000%	11/20/25	15,500	16,007
	Novartis Capital Corp.	3.100%	5/17/27	8,875	9,265
	Novartis Capital Corp.	3.700%	9/21/42	4,375	4,589
	Novartis Capital Corp.	4.400%	5/6/44	13,661	15,904
	Novartis Capital Corp.	4.000%	11/20/45	11,450	12,637
	NYU Hospitals Center	4.784%	7/1/44	3,425	4,106
4	NYU Hospitals Center	4.368%	7/1/47	4,775	5,387
	Ochsner Clinic Foundation	5.897%	5/15/45	275	359
	Orlando Health Obligated Group	4.089%	10/1/48	2,200	2,318
	Partners Healthcare System Inc.	3.765%	7/1/48	1,000	1,023
	Partners Healthcare System Inc.	4.117%	7/1/55	2,500	2,694
	PeaceHealth Obligated Group	4.787%	11/15/48	3,300	3,949
	PepsiCo Inc.	2.150%	10/14/20	16,350	16,375
	PepsiCo Inc.	3.125%	11/1/20	5,425	5,499
	PepsiCo Inc.	2.000%	4/15/21	7,225	7,221
	PepsiCo Inc.	3.000%	8/25/21	12,620	12,895
	PepsiCo Inc.	1.700%	10/6/21	6,125	6,073
	PepsiCo Inc.	2.750%	3/5/22	18,670	19,060
	PepsiCo Inc.	2.250%	5/2/22	6,000	6,020
	PepsiCo Inc.	3.100%	7/17/22	3,425	3,529
	PepsiCo Inc.	2.750%	3/1/23	7,975	8,163
	PepsiCo Inc.	3.600%	3/1/24	5,334	5,651
	PepsiCo Inc.	2.750%	4/30/25	6,850	7,027

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
PepsiCo Inc.	3.500%	7/17/25	4,000	4,248
PepsiCo Inc.	2.850%	2/24/26	2,750	2,821
PepsiCo Inc.	2.375%	10/6/26	14,525	14,450
PepsiCo Inc.	3.000%	10/15/27	19,025	19,698
PepsiCo Inc.	4.000%	3/5/42	7,800	8,583
PepsiCo Inc.	3.600%	8/13/42	4,100	4,244
PepsiCo Inc.	4.250%	10/22/44	5,175	5,879
PepsiCo Inc.	4.600%	7/17/45	4,460	5,337
PepsiCo Inc.	4.450%	4/14/46	13,500	16,065
PepsiCo Inc.	3.450%	10/6/46	13,825	14,185
PepsiCo Inc.	4.000%	5/2/47	5,888	6,615
PerkinElmer Inc.	5.000%	11/15/21	4,185	4,384
Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,264	1,261
Perrigo Finance Unlimited Co.	3.500%	12/15/21	3,798	3,767
Perrigo Finance Unlimited Co.	3.900%	12/15/24	7,600	7,557
Perrigo Finance Unlimited Co.	4.375%	3/15/26	6,980	6,975
Perrigo Finance Unlimited Co.	4.900%	12/15/44	3,511	3,053
Pfizer Inc.	1.950%	6/3/21	12,550	12,513
Pfizer Inc.	3.000%	9/15/21	5,500	5,612
Pfizer Inc.	2.200%	12/15/21	4,250	4,261
Pfizer Inc.	2.800%	3/11/22	5,085	5,231
Pfizer Inc.	3.000%	6/15/23	5,760	5,929
Pfizer Inc.	3.200%	9/15/23	6,225	6,475
Pfizer Inc.	2.950%	3/15/24	7,925	8,181
Pfizer Inc.	3.400%	5/15/24	650	686
Pfizer Inc.	2.750%	6/3/26	12,725	12,874
Pfizer Inc.	3.000%	12/15/26	17,825	18,341
Pfizer Inc.	3.600%	9/15/28	8,025	8,633
Pfizer Inc.	3.450%	3/15/29	17,975	18,986
Pfizer Inc.	4.000%	12/15/36	10,550	11,493
Pfizer Inc.	4.100%	9/15/38	7,275	8,012
Pfizer Inc.	3.900%	3/15/39	11,550	12,441
Pfizer Inc.	7.200%	3/15/39	19,540	29,679
Pfizer Inc.	4.300%	6/15/43	5,010	5,643
Pfizer Inc.	4.400%	5/15/44	9,675	11,050
Pfizer Inc.	4.125%	12/15/46	10,475	11,577
Pfizer Inc.	4.200%	9/15/48	12,400	13,925
Pfizer Inc.	4.000%	3/15/49	17,225	18,736
Pharmacia LLC	6.600%	12/1/28	5,048	6,549
Philip Morris International Inc.	1.875%	2/25/21	10,000	9,931
Philip Morris International Inc.	4.125%	5/17/21	4,458	4,602
Philip Morris International Inc.	2.900%	11/15/21	3,500	3,542
Philip Morris International Inc.	2.625%	2/18/22	5,000	5,037
Philip Morris International Inc.	2.375%	8/17/22	7,450	7,466
Philip Morris International Inc.	2.500%	8/22/22	3,000	3,011
Philip Morris International Inc.	2.500%	11/2/22	5,900	5,917
Philip Morris International Inc.	2.625%	3/6/23	2,970	2,990
Philip Morris International Inc.	2.125%	5/10/23	4,230	4,182
Philip Morris International Inc.	3.600%	11/15/23	7,660	7,987
Philip Morris International Inc.	2.875%	5/1/24	7,875	7,984
Philip Morris International Inc.	3.250%	11/10/24	12,600	12,996
Philip Morris International Inc.	3.375%	8/11/25	4,625	4,804
Philip Morris International Inc.	2.750%	2/25/26	12,250	12,299
Philip Morris International Inc.	3.125%	8/17/27	4,500	4,596

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Philip Morris International Inc.	3.125%	3/2/28	4,230	4,279
	Philip Morris International Inc.	3.375%	8/15/29	8,675	8,906
	Philip Morris International Inc.	6.375%	5/16/38	7,600	10,004
	Philip Morris International Inc.	4.375%	11/15/41	8,243	8,638
	Philip Morris International Inc.	4.500%	3/20/42	7,090	7,597
	Philip Morris International Inc.	3.875%	8/21/42	5,377	5,304
	Philip Morris International Inc.	4.125%	3/4/43	9,315	9,494
	Philip Morris International Inc.	4.875%	11/15/43	8,225	9,314
	Philip Morris International Inc.	4.250%	11/10/44	12,760	13,291
4	Procter & Gamble - Esop	9.360%	1/1/21	485	521
	Procter & Gamble Co.	1.900%	10/23/20	9,650	9,637
	Procter & Gamble Co.	1.850%	2/2/21	17,525	17,493
	Procter & Gamble Co.	1.700%	11/3/21	7,105	7,053
	Procter & Gamble Co.	2.300%	2/6/22	7,164	7,221
	Procter & Gamble Co.	3.100%	8/15/23	8,250	8,580
	Procter & Gamble Co.	2.700%	2/2/26	4,500	4,577
	Procter & Gamble Co.	2.450%	11/3/26	10,300	10,317
	Procter & Gamble Co.	2.850%	8/11/27	6,575	6,800
	Procter & Gamble Co.	3.500%	10/25/47	4,850	5,162
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	1,250	1,246
4	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	3,200
4	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	3,500	3,706
	Quest Diagnostics Inc.	4.700%	4/1/21	1,335	1,382
	Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,500
	Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,288
	Quest Diagnostics Inc.	3.450%	6/1/26	10,900	11,131
	Quest Diagnostics Inc.	4.200%	6/30/29	4,785	5,119
	Quest Diagnostics Inc.	5.750%	1/30/40	876	980
	Quest Diagnostics Inc.	4.700%	3/30/45	1,250	1,294
	Reynolds American Inc.	4.000%	6/12/22	5,100	5,290
	Reynolds American Inc.	4.850%	9/15/23	2,345	2,514
	Reynolds American Inc.	4.450%	6/12/25	24,550	25,997
	Reynolds American Inc.	5.700%	8/15/35	7,120	7,814
	Reynolds American Inc.	7.250%	6/15/37	1,750	2,162
	Reynolds American Inc.	8.125%	5/1/40	2,239	2,839
	Reynolds American Inc.	7.000%	8/4/41	2,040	2,424
	Reynolds American Inc.	6.150%	9/15/43	3,950	4,299
	Reynolds American Inc.	5.850%	8/15/45	19,440	20,688
	RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	3,627
	Sanofi	4.000%	3/29/21	10,615	10,936
	Sanofi	3.375%	6/19/23	15,000	15,622
	Sanofi	3.625%	6/19/28	10,775	11,540
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	32,500	32,438
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	29,882	30,143
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	29,245	29,488
	SSM Health Care Corp.	3.688%	6/1/23	7,600	7,953
	SSM Health Care Corp.	3.823%	6/1/27	3,600	3,819
	Stanford Health Care	3.795%	11/15/48	5,075	5,436
	Stryker Corp.	2.625%	3/15/21	16,525	16,595
	Stryker Corp.	3.375%	5/15/24	9,500	9,859
	Stryker Corp.	3.375%	11/1/25	6,265	6,591
	Stryker Corp.	3.500%	3/15/26	8,747	9,137
	Stryker Corp.	3.650%	3/7/28	5,300	5,572
	Stryker Corp.	4.100%	4/1/43	3,475	3,616

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Stryker Corp.	4.375%	5/15/44	2,575	2,778
	Stryker Corp.	4.625%	3/15/46	5,620	6,400
	Sutter Health	3.695%	8/15/28	3,025	3,227
	Sutter Health	4.091%	8/15/48	4,400	4,693
	Sysco Corp.	2.600%	10/1/20	6,800	6,822
	Sysco Corp.	2.500%	7/15/21	1,825	1,829
	Sysco Corp.	2.600%	6/12/22	1,800	1,815
	Sysco Corp.	3.550%	3/15/25	2,000	2,085
	Sysco Corp.	3.750%	10/1/25	4,775	5,068
	Sysco Corp.	3.300%	7/15/26	8,250	8,470
	Sysco Corp.	3.250%	7/15/27	14,864	15,196
	Sysco Corp.	4.850%	10/1/45	3,080	3,461
	Sysco Corp.	4.500%	4/1/46	5,325	5,772
	Sysco Corp.	4.450%	3/15/48	4,400	4,782
7	Takeda Pharmaceutical Co. Ltd.	3.800%	11/26/20	8,650	8,804
7	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	9,725	10,046
7	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,050	10,717
7	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	15,150	17,181
4	Texas Health Resources	4.330%	11/15/55	900	1,003
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	7,950	8,227
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,225	7,393
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	7,020	7,185
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	4,487	4,597
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	8,000	8,189
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	1,600	1,710
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	6,075	6,404
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	9,995	10,034
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	7,600	7,749
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	5,344
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,200	4,462
	Toledo Hospital	5.325%	11/15/28	2,710	2,960
	Toledo Hospital	5.750%	11/15/38	2,250	2,601
	Trinity Health Corp.	4.125%	12/1/45	5,070	5,475
	Tupperware Brands Corp.	4.750%	6/1/21	3,870	3,972
	Tyson Foods Inc.	2.250%	8/23/21	1,350	1,345
	Tyson Foods Inc.	4.500%	6/15/22	13,525	14,263
	Tyson Foods Inc.	3.900%	9/28/23	3,300	3,474
	Tyson Foods Inc.	3.950%	8/15/24	16,529	17,414
	Tyson Foods Inc.	3.550%	6/2/27	11,175	11,574
	Tyson Foods Inc.	4.350%	3/1/29	11,025	12,051
	Tyson Foods Inc.	4.875%	8/15/34	5,580	6,271
	Tyson Foods Inc.	5.150%	8/15/44	4,152	4,561
	Tyson Foods Inc.	4.550%	6/2/47	6,875	7,167
	Tyson Foods Inc.	5.100%	9/28/48	13,375	15,070
	Unilever Capital Corp.	2.100%	7/30/20	1,545	1,542
	Unilever Capital Corp.	4.250%	2/10/21	9,960	10,284
	Unilever Capital Corp.	2.750%	3/22/21	1,250	1,263
	Unilever Capital Corp.	1.375%	7/28/21	8,395	8,265
	Unilever Capital Corp.	3.000%	3/7/22	5,075	5,183
	Unilever Capital Corp.	3.125%	3/22/23	200	206
	Unilever Capital Corp.	3.250%	3/7/24	13,175	13,623
	Unilever Capital Corp.	2.600%	5/5/24	22,440	22,576
	Unilever Capital Corp.	3.100%	7/30/25	3,875	3,992
	Unilever Capital Corp.	2.000%	7/28/26	6,200	5,978

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Unilever Capital Corp.	2.900%	5/5/27	6,400	6,533
Unilever Capital Corp.	3.500%	3/22/28	11,675	12,439
Unilever Capital Corp.	5.900%	11/15/32	4,925	6,537
Whirlpool Corp.	4.850%	6/15/21	1,575	1,642
Whirlpool Corp.	4.700%	6/1/22	6,700	7,058
Whirlpool Corp.	4.000%	3/1/24	2,675	2,798
Whirlpool Corp.	3.700%	5/1/25	2,400	2,478
Whirlpool Corp.	4.750%	2/26/29	6,200	6,655
Whirlpool Corp.	4.500%	6/1/46	5,000	4,760
Wyeth LLC	7.250%	3/1/23	2,000	2,346
Wyeth LLC	6.450%	2/1/24	10,991	12,984
Wyeth LLC	6.500%	2/1/34	4,025	5,594
Wyeth LLC	6.000%	2/15/36	1,680	2,222
Wyeth LLC	5.950%	4/1/37	17,460	23,134
Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	5,973
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	1,550	1,579
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,400	8,529
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	1,175	1,213
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,500	17,005
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,750	2,008
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	8,085	8,116
Zoetis Inc.	3.450%	11/13/20	5,232	5,299
Zoetis Inc.	3.250%	8/20/21	2,625	2,668
Zoetis Inc.	3.250%	2/1/23	16,023	16,447
Zoetis Inc.	4.500%	11/13/25	2,915	3,172
Zoetis Inc.	3.000%	9/12/27	8,040	8,049
Zoetis Inc.	3.900%	8/20/28	4,950	5,287
Zoetis Inc.	4.700%	2/1/43	9,915	11,182
Zoetis Inc.	3.950%	9/12/47	4,925	4,971
Zoetis Inc.	4.450%	8/20/48	3,450	3,779

Energy (2.4%)
Anadarko Finance Co.	7.500%	5/1/31	6,750	8,871
Anadarko Petroleum Corp.	4.850%	3/15/21	5,912	6,117
Anadarko Petroleum Corp.	5.550%	3/15/26	20,000	22,434
Anadarko Petroleum Corp.	6.450%	9/15/36	16,520	20,180
Anadarko Petroleum Corp.	7.950%	6/15/39	400	548
Anadarko Petroleum Corp.	6.200%	3/15/40	7,903	9,467
Anadarko Petroleum Corp.	4.500%	7/15/44	830	842
Anadarko Petroleum Corp.	6.600%	3/15/46	8,275	10,712
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	1,925	1,971
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.250%	12/1/27	5,960	6,288
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.200%	12/1/47	6,925	7,392
Apache Corp.	3.625%	2/1/21	1,210	1,226
Apache Corp.	3.250%	4/15/22	2,982	3,030
Apache Corp.	4.375%	10/15/28	6,625	6,905
Apache Corp.	7.750%	12/15/29	799	1,009
Apache Corp.	5.100%	9/1/40	15,675	15,804
Apache Corp.	5.250%	2/1/42	5,190	5,282
Apache Corp.	4.750%	4/15/43	11,868	11,486
Apache Corp.	4.250%	1/15/44	8,975	8,104

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Baker Hughes a GE Co. LLC	3.200%	8/15/21	3,495	3,542
Baker Hughes a GE Co. LLC	5.125%	9/15/40	6,540	7,184
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	16,100	16,261
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	7,675	7,720
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	16,200	15,662
Boardwalk Pipelines LP	3.375%	2/1/23	2,240	2,255
Boardwalk Pipelines LP	4.950%	12/15/24	575	613
Boardwalk Pipelines LP	5.950%	6/1/26	14,910	16,558
Boardwalk Pipelines LP	4.450%	7/15/27	8,277	8,459
Boardwalk Pipelines LP	4.800%	5/3/29	2,000	2,083
BP Capital Markets America Inc.	4.500%	10/1/20	12,678	13,019
BP Capital Markets America Inc.	4.742%	3/11/21	8,915	9,281
BP Capital Markets America Inc.	2.112%	9/16/21	9,250	9,235
BP Capital Markets America Inc.	3.245%	5/6/22	11,075	11,389
BP Capital Markets America Inc.	2.520%	9/19/22	5,500	5,528
BP Capital Markets America Inc.	2.750%	5/10/23	24,465	24,756
BP Capital Markets America Inc.	3.216%	11/28/23	5,800	5,971
BP Capital Markets America Inc.	3.790%	2/6/24	3,460	3,664
BP Capital Markets America Inc.	3.224%	4/14/24	2,697	2,789
BP Capital Markets America Inc.	3.796%	9/21/25	5,525	5,888
BP Capital Markets America Inc.	3.410%	2/11/26	8,500	8,927
BP Capital Markets America Inc.	3.119%	5/4/26	17,501	17,860
BP Capital Markets America Inc.	3.017%	1/16/27	7,247	7,394
BP Capital Markets America Inc.	3.588%	4/14/27	2,100	2,204
BP Capital Markets America Inc.	3.937%	9/21/28	7,750	8,409
BP Capital Markets America Inc.	4.234%	11/6/28	18,240	20,202
BP Capital Markets plc	3.561%	11/1/21	17,674	18,228
BP Capital Markets plc	3.062%	3/17/22	3,900	3,986
BP Capital Markets plc	2.500%	11/6/22	7,375	7,413
BP Capital Markets plc	3.994%	9/26/23	2,700	2,871
BP Capital Markets plc	3.814%	2/10/24	2,825	2,993
BP Capital Markets plc	3.535%	11/4/24	11,114	11,670
BP Capital Markets plc	3.506%	3/17/25	2,900	3,044
BP Capital Markets plc	3.279%	9/19/27	23,600	24,357
BP Capital Markets plc	3.723%	11/28/28	3,975	4,259
Buckeye Partners LP	4.150%	7/1/23	2,800	2,712
Buckeye Partners LP	3.950%	12/1/26	9,100	8,053
Buckeye Partners LP	5.850%	11/15/43	5,525	4,605
Burlington Resources Finance Co.	7.200%	8/15/31	7,062	9,754
Burlington Resources Finance Co.	7.400%	12/1/31	2,650	3,760
Canadian Natural Resources Ltd.	3.450%	11/15/21	915	934
Canadian Natural Resources Ltd.	2.950%	1/15/23	8,000	8,060
Canadian Natural Resources Ltd.	3.800%	4/15/24	15,765	16,411
Canadian Natural Resources Ltd.	3.850%	6/1/27	13,375	13,858
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,447
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,445	3,030
Canadian Natural Resources Ltd.	5.850%	2/1/35	2,212	2,564
Canadian Natural Resources Ltd.	6.500%	2/15/37	8,365	10,403
Canadian Natural Resources Ltd.	6.250%	3/15/38	8,793	10,807
Canadian Natural Resources Ltd.	6.750%	2/1/39	2,910	3,749
Canadian Natural Resources Ltd.	4.950%	6/1/47	6,000	6,816

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cenovus Energy Inc.	5.700%	10/15/19	4,115	4,146
Cenovus Energy Inc.	3.000%	8/15/22	4,609	4,626
Cenovus Energy Inc.	3.800%	9/15/23	5,325	5,471
Cenovus Energy Inc.	4.250%	4/15/27	19,377	20,055
Cenovus Energy Inc.	5.250%	6/15/37	8,412	8,748
Cenovus Energy Inc.	6.750%	11/15/39	12,980	15,511
Cenovus Energy Inc.	5.400%	6/15/47	7,266	7,847
Chevron Corp.	2.419%	11/17/20	7,900	7,935
Chevron Corp.	2.100%	5/16/21	9,450	9,449
Chevron Corp.	2.411%	3/3/22	3,925	3,963
Chevron Corp.	2.498%	3/3/22	4,350	4,392
Chevron Corp.	2.355%	12/5/22	20,964	21,125
Chevron Corp.	3.191%	6/24/23	28,428	29,488
Chevron Corp.	2.895%	3/3/24	16,000	16,479
Chevron Corp.	3.326%	11/17/25	400	422
Chevron Corp.	2.954%	5/16/26	13,945	14,354
Cimarex Energy Co.	4.375%	6/1/24	5,900	6,250
Cimarex Energy Co.	3.900%	5/15/27	16,605	17,050
Cimarex Energy Co.	4.375%	3/15/29	4,780	5,054
Columbia Pipeline Group Inc.	4.500%	6/1/25	10,298	11,067
Columbia Pipeline Group Inc.	5.800%	6/1/45	4,385	5,144
Concho Resources Inc.	3.750%	10/1/27	18,000	18,540
Concho Resources Inc.	4.300%	8/15/28	10,925	11,772
Concho Resources Inc.	4.875%	10/1/47	7,050	7,896
Concho Resources Inc.	4.850%	8/15/48	5,300	5,959
Conoco Funding Co.	7.250%	10/15/31	1,740	2,432
ConocoPhillips	5.900%	10/15/32	2,225	2,883
ConocoPhillips	5.900%	5/15/38	7,161	9,385
ConocoPhillips	6.500%	2/1/39	23,613	33,155
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	6,071	7,881
ConocoPhillips Co.	3.350%	11/15/24	2,625	2,740
ConocoPhillips Co.	4.950%	3/15/26	22,835	25,970
ConocoPhillips Co.	4.150%	11/15/34	2,829	3,051
ConocoPhillips Co.	4.300%	11/15/44	12,180	13,645
ConocoPhillips Co.	5.950%	3/15/46	2,500	3,446
ConocoPhillips Holding Co.	6.950%	4/15/29	6,300	8,507
Continental Resources Inc.	4.500%	4/15/23	3,900	4,100
Continental Resources Inc.	3.800%	6/1/24	2,823	2,901
Continental Resources Inc.	4.375%	1/15/28	17,575	18,506
Continental Resources Inc.	4.900%	6/1/44	7,850	8,301
Devon Energy Corp.	4.000%	7/15/21	3,600	3,748
Devon Energy Corp.	3.250%	5/15/22	13,080	13,489
Devon Energy Corp.	5.850%	12/15/25	3,125	3,721
Devon Energy Corp.	7.950%	4/15/32	2,314	3,280
Devon Energy Corp.	5.600%	7/15/41	7,220	8,571
Devon Energy Corp.	4.750%	5/15/42	20,327	22,101
Devon Energy Corp.	5.000%	6/15/45	6,250	7,149
Devon Financing Co. LLC	7.875%	9/30/31	7,700	10,669
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	4,957	4,979
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	10,529	10,883
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	1,700	1,765
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	6,275	7,130
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	2,978	3,341
Enable Midstream Partners LP	3.900%	5/15/24	6,100	6,178

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Enable Midstream Partners LP	4.400%	3/15/27	9,000	9,044
Enable Midstream Partners LP	4.950%	5/15/28	10,200	10,649
Enable Midstream Partners LP	5.000%	5/15/44	1,675	1,563
Enbridge Energy Partners LP	4.200%	9/15/21	7,185	7,417
Enbridge Energy Partners LP	5.875%	10/15/25	8,825	10,177
Enbridge Energy Partners LP	7.500%	4/15/38	4,525	6,323
Enbridge Energy Partners LP	5.500%	9/15/40	3,573	4,165
Enbridge Energy Partners LP	7.375%	10/15/45	2,480	3,633
Enbridge Inc.	2.900%	7/15/22	8,200	8,291
Enbridge Inc.	3.500%	6/10/24	6,425	6,626
Enbridge Inc.	4.250%	12/1/26	10,410	11,279
Enbridge Inc.	3.700%	7/15/27	6,675	6,911
Enbridge Inc.	4.500%	6/10/44	7,804	8,257
Encana Corp.	3.900%	11/15/21	3,975	4,074
Encana Corp.	8.125%	9/15/30	1,400	1,840
Encana Corp.	7.375%	11/1/31	5,464	7,000
Encana Corp.	6.500%	8/15/34	10,326	12,721
Encana Corp.	6.625%	8/15/37	4,405	5,395
Encana Corp.	6.500%	2/1/38	4,775	5,799
Energy Transfer Operating LP	4.150%	10/1/20	4,600	4,679
Energy Transfer Operating LP	4.650%	6/1/21	3,977	4,111
Energy Transfer Operating LP	5.200%	2/1/22	8,497	8,975
Energy Transfer Operating LP	4.250%	3/15/23	19,110	19,941
Energy Transfer Operating LP	4.200%	9/15/23	3,200	3,354
Energy Transfer Operating LP	4.900%	2/1/24	1,620	1,729
Energy Transfer Operating LP	4.050%	3/15/25	18,685	19,430
Energy Transfer Operating LP	4.750%	1/15/26	16,005	17,083
Energy Transfer Operating LP	4.200%	4/15/27	5,300	5,504
Energy Transfer Operating LP	5.500%	6/1/27	17,900	19,966
Energy Transfer Operating LP	5.250%	4/15/29	7,600	8,466
Energy Transfer Operating LP	8.250%	11/15/29	1,500	1,918
Energy Transfer Operating LP	6.250%	4/15/49	15,100	17,763
Energy Transfer Partners LP	3.600%	2/1/23	6,888	6,978
Energy Transfer Partners LP	4.950%	6/15/28	16,645	18,127
Energy Transfer Partners LP	4.900%	3/15/35	3,350	3,377
Energy Transfer Partners LP	6.625%	10/15/36	1,750	2,033
Energy Transfer Partners LP	5.800%	6/15/38	5,490	6,099
Energy Transfer Partners LP	7.500%	7/1/38	4,932	6,256
Energy Transfer Partners LP	6.050%	6/1/41	5,690	6,346
Energy Transfer Partners LP	6.500%	2/1/42	11,326	13,361
Energy Transfer Partners LP	5.150%	2/1/43	5,400	5,433
Energy Transfer Partners LP	5.150%	3/15/45	1,780	1,799
Energy Transfer Partners LP	6.125%	12/15/45	14,950	16,942
Energy Transfer Partners LP	5.300%	4/15/47	9,890	10,306
Energy Transfer Partners LP	6.000%	6/15/48	6,110	6,952
Eni USA Inc.	7.300%	11/15/27	1,095	1,382
Enterprise Products Operating LLC	5.200%	9/1/20	8,350	8,617
Enterprise Products Operating LLC	2.800%	2/15/21	6,100	6,137
Enterprise Products Operating LLC	2.850%	4/15/21	1,000	1,007
Enterprise Products Operating LLC	3.500%	2/1/22	6,150	6,310
Enterprise Products Operating LLC	4.050%	2/15/22	700	728
Enterprise Products Operating LLC	3.350%	3/15/23	13,034	13,406
Enterprise Products Operating LLC	3.900%	2/15/24	8,720	9,239
Enterprise Products Operating LLC	3.750%	2/15/25	14,925	15,740

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Enterprise Products Operating LLC	3.700%	2/15/26	8,318	8,790
	Enterprise Products Operating LLC	3.950%	2/15/27	1,300	1,387
	Enterprise Products Operating LLC	4.150%	10/16/28	6,200	6,723
	Enterprise Products Operating LLC	3.125%	7/31/29	11,000	11,028
	Enterprise Products Operating LLC	6.875%	3/1/33	8,343	11,124
	Enterprise Products Operating LLC	6.650%	10/15/34	235	310
	Enterprise Products Operating LLC	7.550%	4/15/38	2,930	4,057
	Enterprise Products Operating LLC	6.125%	10/15/39	5,845	7,247
	Enterprise Products Operating LLC	6.450%	9/1/40	2,425	3,131
	Enterprise Products Operating LLC	5.950%	2/1/41	7,465	9,180
	Enterprise Products Operating LLC	5.700%	2/15/42	3,065	3,679
	Enterprise Products Operating LLC	4.850%	8/15/42	11,793	12,874
	Enterprise Products Operating LLC	4.450%	2/15/43	13,537	14,155
	Enterprise Products Operating LLC	4.850%	3/15/44	16,520	18,228
	Enterprise Products Operating LLC	5.100%	2/15/45	2,490	2,846
	Enterprise Products Operating LLC	4.900%	5/15/46	14,410	16,113
	Enterprise Products Operating LLC	4.250%	2/15/48	12,000	12,312
	Enterprise Products Operating LLC	4.800%	2/1/49	6,665	7,405
	Enterprise Products Operating LLC	4.200%	1/31/50	10,000	10,268
	Enterprise Products Operating LLC	4.950%	10/15/54	2,225	2,454
4	Enterprise Products Operating LLC	5.250%	8/16/77	2,100	1,993
4	Enterprise Products Operating LLC	5.375%	2/15/78	5,315	4,923
	EOG Resources Inc.	4.100%	2/1/21	9,300	9,542
	EOG Resources Inc.	2.625%	3/15/23	15,165	15,330
	EOG Resources Inc.	3.150%	4/1/25	700	718
	EOG Resources Inc.	4.150%	1/15/26	6,000	6,515
	EOG Resources Inc.	3.900%	4/1/35	3,590	3,769
	EQM Midstream Partners LP	4.000%	8/1/24	1,200	1,195
	EQM Midstream Partners LP	4.125%	12/1/26	3,700	3,569
	EQM Midstream Partners LP	5.500%	7/15/28	7,327	7,707
	EQT Corp.	2.500%	10/1/20	1,450	1,446
	EQT Corp.	4.875%	11/15/21	2,145	2,244
	EQT Corp.	3.000%	10/1/22	6,600	6,529
	EQT Corp.	3.900%	10/1/27	18,600	17,559
	EQT Midstream Partners LP	4.750%	7/15/23	8,850	9,160
	EQT Midstream Partners LP	6.500%	7/15/48	7,325	7,685
	Exxon Mobil Corp.	2.222%	3/1/21	23,375	23,429
	Exxon Mobil Corp.	2.397%	3/6/22	27,250	27,452
	Exxon Mobil Corp.	2.726%	3/1/23	33,696	34,409
	Exxon Mobil Corp.	2.709%	3/6/25	4,600	4,696
	Exxon Mobil Corp.	3.043%	3/1/26	6,373	6,590
	Exxon Mobil Corp.	3.567%	3/6/45	13,003	13,673
	Exxon Mobil Corp.	4.114%	3/1/46	13,750	15,740
	Halliburton Co.	3.250%	11/15/21	5,005	5,097
	Halliburton Co.	3.500%	8/1/23	5,450	5,627
	Halliburton Co.	3.800%	11/15/25	22,700	23,790
	Halliburton Co.	4.850%	11/15/35	13,481	14,354
	Halliburton Co.	6.700%	9/15/38	10,420	13,260
	Halliburton Co.	7.450%	9/15/39	1,859	2,547
	Halliburton Co.	4.500%	11/15/41	2,757	2,782
	Halliburton Co.	4.750%	8/1/43	8,475	8,855
	Halliburton Co.	5.000%	11/15/45	10,725	11,635
	Helmerich & Payne Inc.	4.650%	3/15/25	3,975	4,208
	Hess Corp.	3.500%	7/15/24	2,750	2,769

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hess Corp.	4.300%	4/1/27	10,500	10,866
Hess Corp.	7.875%	10/1/29	2,025	2,553
Hess Corp.	7.300%	8/15/31	1,000	1,226
Hess Corp.	7.125%	3/15/33	2,430	2,968
Hess Corp.	6.000%	1/15/40	12,640	13,781
Hess Corp.	5.600%	2/15/41	11,022	11,821
Hess Corp.	5.800%	4/1/47	3,995	4,432
HollyFrontier Corp.	5.875%	4/1/26	5,008	5,475
Husky Energy Inc.	3.950%	4/15/22	21,900	22,664
Husky Energy Inc.	4.000%	4/15/24	8,905	9,351
Husky Energy Inc.	4.400%	4/15/29	10,000	10,540
Husky Energy Inc.	6.800%	9/15/37	4,135	5,082
Kerr-McGee Corp.	6.950%	7/1/24	5,505	6,452
Kerr-McGee Corp.	7.875%	9/15/31	1,875	2,537
Kinder Morgan Energy Partners LP	5.300%	9/15/20	1,445	1,492
Kinder Morgan Energy Partners LP	5.000%	10/1/21	11,840	12,404
Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,461	4,639
Kinder Morgan Energy Partners LP	3.950%	9/1/22	20,185	21,017
Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,645	8,842
Kinder Morgan Energy Partners LP	3.500%	9/1/23	12,000	12,318
Kinder Morgan Energy Partners LP	4.150%	2/1/24	2,695	2,837
Kinder Morgan Energy Partners LP	4.300%	5/1/24	5,900	6,267
Kinder Morgan Energy Partners LP	4.250%	9/1/24	8,612	9,142
Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,472
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,810	3,689
Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	5,754
Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,250	7,473
Kinder Morgan Energy Partners LP	6.950%	1/15/38	6,646	8,488
Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,425	10,355
Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,500	5,516
Kinder Morgan Energy Partners LP	7.500%	11/15/40	150	200
Kinder Morgan Energy Partners LP	6.375%	3/1/41	4,100	4,973
Kinder Morgan Energy Partners LP	5.625%	9/1/41	8,954	10,080
Kinder Morgan Energy Partners LP	5.000%	8/15/42	10,800	11,434
Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,400	6,532
Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,617	3,789
Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,400	1,572
Kinder Morgan Energy Partners LP	5.400%	9/1/44	49	54
Kinder Morgan Inc.	6.500%	9/15/20	1,500	1,571
Kinder Morgan Inc.	3.150%	1/15/23	1,620	1,647
Kinder Morgan Inc.	4.300%	6/1/25	8,500	9,069
Kinder Morgan Inc.	4.300%	3/1/28	13,525	14,445
Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,673
Kinder Morgan Inc.	7.750%	1/15/32	7,156	9,767
Kinder Morgan Inc.	5.300%	12/1/34	5,500	6,177
Kinder Morgan Inc.	5.550%	6/1/45	19,855	22,941
Kinder Morgan Inc.	5.050%	2/15/46	18,957	20,580
Magellan Midstream Partners LP	4.250%	2/1/21	4,200	4,310
Magellan Midstream Partners LP	5.000%	3/1/26	9,075	10,096
Magellan Midstream Partners LP	5.150%	10/15/43	2,885	3,259
Magellan Midstream Partners LP	4.250%	9/15/46	3,025	3,047
Magellan Midstream Partners LP	4.200%	10/3/47	6,935	6,986
Magellan Midstream Partners LP	4.850%	2/1/49	4,585	5,175
Marathon Oil Corp.	2.800%	11/1/22	8,000	8,017

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Marathon Oil Corp.	3.850%	6/1/25	11,114	11,502
Marathon Oil Corp.	4.400%	7/15/27	8,300	8,791
Marathon Oil Corp.	6.800%	3/15/32	6,005	7,458
Marathon Oil Corp.	6.600%	10/1/37	6,367	7,833
Marathon Oil Corp.	5.200%	6/1/45	4,657	5,157
Marathon Petroleum Corp.	3.400%	12/15/20	6,057	6,127
Marathon Petroleum Corp.	5.125%	3/1/21	8,850	9,239
Marathon Petroleum Corp.	5.375%	10/1/22	2,000	2,031
Marathon Petroleum Corp.	4.750%	12/15/23	20,530	22,116
Marathon Petroleum Corp.	5.125%	4/1/24	497	508
Marathon Petroleum Corp.	3.625%	9/15/24	5,300	5,488
Marathon Petroleum Corp.	5.125%	12/15/26	15,890	17,432
Marathon Petroleum Corp.	3.800%	4/1/28	4,725	4,793
Marathon Petroleum Corp.	6.500%	3/1/41	11,769	14,637
Marathon Petroleum Corp.	4.750%	9/15/44	2,251	2,319
Marathon Petroleum Corp.	4.500%	4/1/48	3,975	3,997
Marathon Petroleum Corp.	5.000%	9/15/54	2,925	2,981
MPLX LP	3.375%	3/15/23	4,000	4,089
MPLX LP	4.500%	7/15/23	15,455	16,379
MPLX LP	4.875%	12/1/24	22,242	24,196
MPLX LP	4.000%	2/15/25	3,000	3,130
MPLX LP	4.875%	6/1/25	6,400	6,950
MPLX LP	4.125%	3/1/27	10,525	10,995
MPLX LP	4.000%	3/15/28	9,200	9,516
MPLX LP	4.800%	2/15/29	1,950	2,143
MPLX LP	4.500%	4/15/38	12,400	12,470
MPLX LP	5.200%	3/1/47	14,863	16,032
MPLX LP	4.700%	4/15/48	11,300	11,416
MPLX LP	5.500%	2/15/49	12,110	13,661
MPLX LP	4.900%	4/15/58	4,450	4,495
National Fuel Gas Co.	3.950%	9/15/27	1,900	1,899
National Fuel Gas Co.	4.750%	9/1/28	11,000	11,433
National Oilwell Varco Inc.	2.600%	12/1/22	23,315	23,238
National Oilwell Varco Inc.	3.950%	12/1/42	2,700	2,333
Newfield Exploration Co.	5.750%	1/30/22	11,625	12,439
Newfield Exploration Co.	5.625%	7/1/24	3,000	3,315
Newfield Exploration Co.	5.375%	1/1/26	16,513	18,082
Noble Energy Inc.	4.150%	12/15/21	9,100	9,388
Noble Energy Inc.	3.900%	11/15/24	1,549	1,614
Noble Energy Inc.	3.850%	1/15/28	5,289	5,398
Noble Energy Inc.	6.000%	3/1/41	7,425	8,480
Noble Energy Inc.	5.250%	11/15/43	9,000	9,645
Noble Energy Inc.	5.050%	11/15/44	7,248	7,671
Noble Energy Inc.	4.950%	8/15/47	5,334	5,657
Occidental Petroleum Corp.	4.100%	2/1/21	17,210	17,573
Occidental Petroleum Corp.	3.125%	2/15/22	7,640	7,735
Occidental Petroleum Corp.	2.600%	4/15/22	3,169	3,176
Occidental Petroleum Corp.	2.700%	2/15/23	10,762	10,815
Occidental Petroleum Corp.	3.500%	6/15/25	9,200	9,471
Occidental Petroleum Corp.	3.400%	4/15/26	12,000	12,206
Occidental Petroleum Corp.	4.625%	6/15/45	6,400	6,822
Occidental Petroleum Corp.	4.400%	4/15/46	10,125	10,421
Occidental Petroleum Corp.	4.100%	2/15/47	8,775	8,555
Occidental Petroleum Corp.	4.200%	3/15/48	2,360	2,366

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
ONEOK Inc.	4.250%	2/1/22	5,000	5,170
ONEOK Inc.	7.500%	9/1/23	9,593	11,207
ONEOK Inc.	4.000%	7/13/27	4,125	4,296
ONEOK Inc.	4.550%	7/15/28	6,500	7,050
ONEOK Inc.	4.350%	3/15/29	4,900	5,237
ONEOK Inc.	6.000%	6/15/35	550	627
ONEOK Inc.	4.950%	7/13/47	12,664	13,369
ONEOK Inc.	5.200%	7/15/48	2,100	2,310
ONEOK Partners LP	3.375%	10/1/22	16,259	16,514
ONEOK Partners LP	4.900%	3/15/25	3,000	3,260
ONEOK Partners LP	6.650%	10/1/36	8,653	10,533
ONEOK Partners LP	6.850%	10/15/37	6,525	8,136
ONEOK Partners LP	6.125%	2/1/41	750	878
ONEOK Partners LP	6.200%	9/15/43	3,200	3,819
Patterson-UTI Energy Inc.	3.950%	2/1/28	4,405	4,328
Petro-Canada	5.350%	7/15/33	2,625	3,116
Petro-Canada	5.950%	5/15/35	5,995	7,443
Petro-Canada	6.800%	5/15/38	6,165	8,401
Phillips 66	4.300%	4/1/22	14,230	14,973
Phillips 66	3.900%	3/15/28	9,250	9,705
Phillips 66	4.650%	11/15/34	1,150	1,272
Phillips 66	5.875%	5/1/42	12,007	14,810
Phillips 66	4.875%	11/15/44	19,016	21,214
Phillips 66 Partners LP	3.605%	2/15/25	4,900	5,020
Phillips 66 Partners LP	3.550%	10/1/26	4,075	4,131
Phillips 66 Partners LP	3.750%	3/1/28	2,000	2,041
Phillips 66 Partners LP	4.680%	2/15/45	3,375	3,475
Phillips 66 Partners LP	4.900%	10/1/46	5,480	5,800
Pioneer Natural Resources Co.	3.450%	1/15/21	4,000	4,054
Pioneer Natural Resources Co.	3.950%	7/15/22	8,803	9,155
Pioneer Natural Resources Co.	4.450%	1/15/26	10,010	10,849
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	5,160	5,314
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	3,940	4,023
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	7,697	7,666
Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	2,596	2,679
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	14,960	15,160
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	6,715	7,160
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	7,250	7,707
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	4,875	4,858
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	8,845	7,951
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	9,680	9,289
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	1,200	1,197

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Regency Energy Partners LP / Regency Energy Finance Corp.	5.750%	9/1/20	1,725	1,773
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	7,950	8,526
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	14,300	15,158
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	7,185	7,580
Sabine Pass Liquefaction LLC	5.625%	2/1/21	7,140	7,416
Sabine Pass Liquefaction LLC	6.250%	3/15/22	12,110	13,109
Sabine Pass Liquefaction LLC	5.625%	4/15/23	14,109	15,326
Sabine Pass Liquefaction LLC	5.750%	5/15/24	18,325	20,363
Sabine Pass Liquefaction LLC	5.625%	3/1/25	23,075	25,844
Sabine Pass Liquefaction LLC	5.875%	6/30/26	18,150	20,668
Sabine Pass Liquefaction LLC	5.000%	3/15/27	13,130	14,377
Sabine Pass Liquefaction LLC	4.200%	3/15/28	11,500	12,046
Schlumberger Investment SA	3.650%	12/1/23	17,338	18,208
Shell International Finance BV	2.250%	11/10/20	700	701
Shell International Finance BV	1.875%	5/10/21	18,225	18,140
Shell International Finance BV	1.750%	9/12/21	10,050	9,962
Shell International Finance BV	2.375%	8/21/22	8,765	8,807
Shell International Finance BV	2.250%	1/6/23	9,405	9,403
Shell International Finance BV	3.400%	8/12/23	7,080	7,388
Shell International Finance BV	3.500%	11/13/23	7,300	7,653
Shell International Finance BV	3.250%	5/11/25	24,400	25,490
Shell International Finance BV	2.875%	5/10/26	16,980	17,295
Shell International Finance BV	2.500%	9/12/26	10,000	9,937
Shell International Finance BV	3.875%	11/13/28	13,825	15,057
Shell International Finance BV	4.125%	5/11/35	15,541	17,165
Shell International Finance BV	6.375%	12/15/38	16,967	23,942
Shell International Finance BV	5.500%	3/25/40	4,025	5,194
Shell International Finance BV	3.625%	8/21/42	18,949	19,520
Shell International Finance BV	4.550%	8/12/43	11,025	12,850
Shell International Finance BV	4.375%	5/11/45	22,171	25,392
Shell International Finance BV	4.000%	5/10/46	24,425	26,787
Shell International Finance BV	3.750%	9/12/46	5,100	5,355
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	5,165	5,328
Spectra Energy Partners LP	4.750%	3/15/24	8,305	8,988
Spectra Energy Partners LP	3.500%	3/15/25	9,100	9,338
Spectra Energy Partners LP	3.375%	10/15/26	9,425	9,608
Spectra Energy Partners LP	5.950%	9/25/43	2,240	2,775
Spectra Energy Partners LP	4.500%	3/15/45	11,580	12,226
Suncor Energy Inc.	3.600%	12/1/24	350	365
Suncor Energy Inc.	7.150%	2/1/32	3,550	4,770
Suncor Energy Inc.	5.950%	12/1/34	695	890
Suncor Energy Inc.	6.500%	6/15/38	10,220	13,682
Suncor Energy Inc.	6.850%	6/1/39	4,183	5,798
Suncor Energy Inc.	4.000%	11/15/47	11,177	11,569
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	4,450	4,577
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	2,965	3,012
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	5,975	6,197
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	3,375	3,817
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	4,975	5,084

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	8,100	8,354
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	2,500	2,763
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	5,525	5,438
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	10,575	10,857
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	6,975	7,277
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	4,450	4,703
TC PipeLines LP	3.900%	5/25/27	2,600	2,650
TechnipFMC plc	3.450%	10/1/22	4,770	4,869
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	1,002
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	262
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	4,179
Total Capital Canada Ltd.	2.750%	7/15/23	11,342	11,539
Total Capital International SA	2.750%	6/19/21	22,825	23,088
Total Capital International SA	2.875%	2/17/22	11,175	11,365
Total Capital International SA	2.700%	1/25/23	11,290	11,472
Total Capital International SA	3.700%	1/15/24	14,666	15,554
Total Capital International SA	3.750%	4/10/24	4,791	5,102
Total Capital International SA	3.455%	2/19/29	9,775	10,386
Total Capital SA	4.125%	1/28/21	3,055	3,150
Total Capital SA	3.883%	10/11/28	2,600	2,847
TransCanada PipeLines Ltd.	3.800%	10/1/20	7,592	7,695
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,255	6,233
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,575	4,761
TransCanada PipeLines Ltd.	4.875%	1/15/26	4,971	5,481
TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	10,899
TransCanada PipeLines Ltd.	4.625%	3/1/34	15,336	16,717
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,115	3,702
TransCanada PipeLines Ltd.	5.850%	3/15/36	3,025	3,630
TransCanada PipeLines Ltd.	6.200%	10/15/37	16,575	20,642
TransCanada PipeLines Ltd.	4.750%	5/15/38	6,100	6,563
TransCanada PipeLines Ltd.	7.250%	8/15/38	5,619	7,706
TransCanada PipeLines Ltd.	7.625%	1/15/39	3,000	4,322
TransCanada PipeLines Ltd.	6.100%	6/1/40	8,980	11,159
TransCanada PipeLines Ltd.	5.000%	10/16/43	6,000	6,653
TransCanada PipeLines Ltd.	4.875%	5/15/48	8,925	9,951
TransCanada PipeLines Ltd.	5.100%	3/15/49	8,650	9,940
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	12,762
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,200	4,425
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	500	573
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,323	2,386
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	3,424
Valero Energy Corp.	3.650%	3/15/25	100	104
Valero Energy Corp.	3.400%	9/15/26	15,300	15,597
Valero Energy Corp.	4.350%	6/1/28	14,568	15,558
Valero Energy Corp.	4.000%	4/1/29	9,200	9,587
Valero Energy Corp.	7.500%	4/15/32	6,550	8,940
Valero Energy Corp.	6.625%	6/15/37	11,655	14,741
Valero Energy Corp.	4.900%	3/15/45	4,000	4,374
Valero Energy Partners LP	4.375%	12/15/26	5,800	6,183
Valero Energy Partners LP	4.500%	3/15/28	3,090	3,314
Western Midstream Operating LP	5.375%	6/1/21	6,625	6,848
Western Midstream Operating LP	3.950%	6/1/25	4,400	4,354
Western Midstream Operating LP	4.650%	7/1/26	4,350	4,408
Western Midstream Operating LP	4.500%	3/1/28	850	846

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Western Midstream Operating LP	4.750%	8/15/28	2,800	2,842
	Western Midstream Operating LP	5.450%	4/1/44	17,770	16,680
	Western Midstream Operating LP	5.300%	3/1/48	2,825	2,616
	Williams Cos. Inc.	4.000%	11/15/21	4,500	4,645
	Williams Cos. Inc.	3.600%	3/15/22	10,530	10,797
	Williams Cos. Inc.	3.350%	8/15/22	6,350	6,465
	Williams Cos. Inc.	3.700%	1/15/23	6,950	7,166
	Williams Cos. Inc.	4.500%	11/15/23	3,650	3,896
	Williams Cos. Inc.	4.300%	3/4/24	4,400	4,665
	Williams Cos. Inc.	4.550%	6/24/24	12,050	12,957
	Williams Cos. Inc.	3.900%	1/15/25	14,518	15,065
	Williams Cos. Inc.	4.000%	9/15/25	7,275	7,675
	Williams Cos. Inc.	3.750%	6/15/27	17,900	18,491
	Williams Cos. Inc.	7.500%	1/15/31	550	712
	Williams Cos. Inc.	6.300%	4/15/40	4,720	5,725
	Williams Cos. Inc.	5.800%	11/15/43	9,725	11,275
	Williams Cos. Inc.	5.400%	3/4/44	1,550	1,709
	Williams Cos. Inc.	5.750%	6/24/44	8,400	9,791
	Williams Cos. Inc.	4.900%	1/15/45	1,650	1,723
	Williams Cos. Inc.	5.100%	9/15/45	8,888	9,639
	Williams Cos. Inc.	4.850%	3/1/48	7,270	7,769

	Other Industrial (0.1%)
4	American University	3.672%	4/1/49	3,500	3,611
	Board of Trustees of The Leland Stanford Junior University	3.647%	5/1/48	8,730	9,316
4	Boston University	4.061%	10/1/48	2,335	2,609
	California Institute of Technology	4.321%	8/1/45	1,025	1,200
	California Institute of Technology	4.700%	11/1/11	5,575	6,711
	CBRE Services Inc.	5.250%	3/15/25	4,950	5,449
	CBRE Services Inc.	4.875%	3/1/26	9,533	10,355
	Cintas Corp. No 2	2.900%	4/1/22	3,600	3,656
	Cintas Corp. No 2	3.250%	6/1/22	1,025	1,051
	Cintas Corp. No 2	3.700%	4/1/27	8,475	9,006
	Cintas Corp. No 2	6.150%	8/15/36	259	332
	Fluor Corp.	3.500%	12/15/24	13,747	14,087
	Fluor Corp.	4.250%	9/15/28	5,465	5,641
4	Johns Hopkins University	4.083%	7/1/53	5,275	5,826
4	Massachusetts Institute of Technology	3.959%	7/1/38	145	159
	Massachusetts Institute of Technology	5.600%	7/1/11	6,400	9,611
	Massachusetts Institute of Technology	4.678%	7/1/14	13,775	17,553
	Massachusetts Institute of Technology	3.885%	7/1/16	6,700	7,128
4	Northwestern University	4.643%	12/1/44	4,775	5,706
4	Northwestern University	3.662%	12/1/57	2,100	2,266
	President & Fellows of Harvard College	3.619%	10/1/37	2,700	2,873
	President & Fellows of Harvard College	3.300%	7/15/56	300	297
	Steelcase Inc.	5.125%	1/18/29	3,700	4,032
4	University of Chicago	4.003%	10/1/53	5,300	5,804
4	University of Notre Dame du Lac	3.438%	2/15/45	7,925	8,132
	University of Notre Dame du Lac	3.394%	2/15/48	2,700	2,729
	University of Pennsylvania	4.674%	9/1/12	5,175	6,243
4	University of Southern California	3.028%	10/1/39	7,751	7,573
4	University of Southern California	3.841%	10/1/47	9,550	10,393
4	William Marsh Rice University	3.574%	5/15/45	20,700	21,650

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Technology (2.2%)
Adobe Inc.	3.250%	2/1/25	8,458	8,815
Alphabet Inc.	3.625%	5/19/21	3,075	3,164
Alphabet Inc.	1.998%	8/15/26	12,650	12,329
Altera Corp.	4.100%	11/15/23	6,000	6,447
Amphenol Corp.	3.125%	9/15/21	5,205	5,278
Analog Devices Inc.	2.500%	12/5/21	6,025	6,036
Analog Devices Inc.	2.875%	6/1/23	6,700	6,786
Analog Devices Inc.	3.125%	12/5/23	7,475	7,642
Analog Devices Inc.	3.500%	12/5/26	9,965	10,188
Analog Devices Inc.	5.300%	12/15/45	100	115
Apple Inc.	2.000%	11/13/20	8,875	8,868
Apple Inc.	2.250%	2/23/21	37,645	37,752
Apple Inc.	2.850%	5/6/21	31,010	31,474
Apple Inc.	1.550%	8/4/21	100	99
Apple Inc.	2.150%	2/9/22	11,115	11,153
Apple Inc.	2.500%	2/9/22	12,935	13,064
Apple Inc.	2.300%	5/11/22	13,450	13,533
Apple Inc.	2.700%	5/13/22	16,055	16,342
Apple Inc.	2.400%	1/13/23	8,371	8,445
Apple Inc.	2.850%	2/23/23	14,642	14,987
Apple Inc.	2.400%	5/3/23	39,823	40,254
Apple Inc.	3.000%	2/9/24	10,735	11,084
Apple Inc.	2.850%	5/11/24	37,641	38,704
Apple Inc.	2.750%	1/13/25	20,273	20,717
Apple Inc.	2.500%	2/9/25	12,788	12,854
Apple Inc.	3.200%	5/13/25	9,694	10,121
Apple Inc.	3.250%	2/23/26	36,175	37,805
Apple Inc.	2.450%	8/4/26	22,100	22,051
Apple Inc.	3.350%	2/9/27	21,601	22,645
Apple Inc.	3.200%	5/11/27	41,354	43,114
Apple Inc.	3.000%	6/20/27	25	26
Apple Inc.	2.900%	9/12/27	25,270	25,846
Apple Inc.	3.000%	11/13/27	6,118	6,293
Apple Inc.	4.500%	2/23/36	11,875	13,936
Apple Inc.	3.850%	5/4/43	24,723	26,227
Apple Inc.	4.450%	5/6/44	8,400	9,633
Apple Inc.	3.450%	2/9/45	7,688	7,648
Apple Inc.	4.375%	5/13/45	19,610	22,307
Apple Inc.	4.650%	2/23/46	49,030	58,012
Apple Inc.	3.850%	8/4/46	22,715	24,089
Apple Inc.	3.750%	9/12/47	8,430	8,817
Apple Inc.	3.750%	11/13/47	11,335	11,884
Applied Materials Inc.	2.625%	10/1/20	1,525	1,534
Applied Materials Inc.	4.300%	6/15/21	5,100	5,312
Applied Materials Inc.	3.900%	10/1/25	13,905	14,903
Applied Materials Inc.	3.300%	4/1/27	9,200	9,567
Applied Materials Inc.	5.100%	10/1/35	4,475	5,432
Applied Materials Inc.	5.850%	6/15/41	5,905	7,613
Applied Materials Inc.	4.350%	4/1/47	6,300	6,982
Arrow Electronics Inc.	3.500%	4/1/22	2,500	2,543
Arrow Electronics Inc.	4.500%	3/1/23	3,350	3,495
Arrow Electronics Inc.	3.250%	9/8/24	6,485	6,423
Arrow Electronics Inc.	4.000%	4/1/25	3,070	3,147

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,487
	Autodesk Inc.	3.600%	12/15/22	825	850
	Autodesk Inc.	4.375%	6/15/25	2,600	2,772
	Autodesk Inc.	3.500%	6/15/27	4,450	4,488
	Avnet Inc.	3.750%	12/1/21	2,025	2,066
	Avnet Inc.	4.875%	12/1/22	3,845	4,069
	Avnet Inc.	4.625%	4/15/26	4,625	4,880
	Baidu Inc.	2.875%	7/6/22	14,875	14,894
	Baidu Inc.	3.500%	11/28/22	7,325	7,490
	Baidu Inc.	3.875%	9/29/23	8,400	8,726
	Baidu Inc.	4.375%	5/14/24	7,300	7,729
	Baidu Inc.	4.125%	6/30/25	100	105
	Baidu Inc.	3.625%	7/6/27	5,375	5,408
	Baidu Inc.	4.375%	3/29/28	4,025	4,236
	Baidu Inc.	4.875%	11/14/28	3,400	3,713
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	6,150	6,093
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	29,625	29,740
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	12,925	12,735
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	21,290	21,485
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	11,600	11,294
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	60,457	59,172
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	6,100	5,759
7	Broadcom Inc.	3.125%	4/15/21	17,200	17,305
7	Broadcom Inc.	3.125%	10/15/22	12,900	12,970
7	Broadcom Inc.	3.625%	10/15/24	19,000	19,083
7	Broadcom Inc.	4.250%	4/15/26	27,000	27,320
7	Broadcom Inc.	4.750%	4/15/29	14,200	14,499
	Broadridge Financial Solutions Inc.	3.950%	9/1/20	2,150	2,186
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,725	2,765
	CA Inc.	3.600%	8/1/20	5,900	5,940
	Cadence Design Systems Inc.	4.375%	10/15/24	3,250	3,457
	Cisco Systems Inc.	2.200%	2/28/21	27,400	27,424
	Cisco Systems Inc.	1.850%	9/20/21	6,275	6,236
	Cisco Systems Inc.	2.600%	2/28/23	5,250	5,338
	Cisco Systems Inc.	2.200%	9/20/23	5,000	5,014
	Cisco Systems Inc.	3.625%	3/4/24	8,482	9,032
	Cisco Systems Inc.	2.950%	2/28/26	18,750	19,305
	Cisco Systems Inc.	2.500%	9/20/26	3,225	3,255
	Cisco Systems Inc.	5.900%	2/15/39	14,150	19,218
	Cisco Systems Inc.	5.500%	1/15/40	18,263	24,064
	Citrix Systems Inc.	4.500%	12/1/27	5,000	5,169
	Corning Inc.	4.250%	8/15/20	75	76
	Corning Inc.	2.900%	5/15/22	4,675	4,732
	Corning Inc.	4.700%	3/15/37	2,475	2,685
	Corning Inc.	5.750%	8/15/40	7,460	8,841
	Corning Inc.	4.750%	3/15/42	4,000	4,348
	Corning Inc.	4.375%	11/15/57	6,250	6,087

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
7	Dell International LLC / EMC Corp.	5.450%	6/15/23	30,700	33,070
7	Dell International LLC / EMC Corp.	4.000%	7/15/24	5,000	5,111
7	Dell International LLC / EMC Corp.	6.020%	6/15/26	59,417	65,481
7	Dell International LLC / EMC Corp.	4.900%	10/1/26	13,000	13,556
7	Dell International LLC / EMC Corp.	5.300%	10/1/29	10,000	10,505
7	Dell International LLC / EMC Corp.	8.100%	7/15/36	12,400	15,209
7	Dell International LLC / EMC Corp.	8.350%	7/15/46	16,211	20,436
7	Dell International LLC / EMC Corp.	4.420%	6/15/21	36,425	37,516
	DXC Technology Co.	4.250%	4/15/24	14,375	15,014
	DXC Technology Co.	4.750%	4/15/27	2,170	2,296
	Equifax Inc.	2.300%	6/1/21	9,550	9,492
	Equifax Inc.	3.600%	8/15/21	1,300	1,322
	Equifax Inc.	3.950%	6/15/23	2,000	2,083
	Fidelity National Information Services Inc.	3.625%	10/15/20	15,258	15,477
	Fidelity National Information Services Inc.	2.250%	8/15/21	6,700	6,680
	Fidelity National Information Services Inc.	4.500%	10/15/22	2,490	2,642
	Fidelity National Information Services Inc.	3.500%	4/15/23	6,551	6,759
	Fidelity National Information Services Inc.	3.875%	6/5/24	2,820	2,970
	Fidelity National Information Services Inc.	5.000%	10/15/25	139	156
	Fidelity National Information Services Inc.	3.000%	8/15/26	11,005	11,116
	Fidelity National Information Services Inc.	4.500%	8/15/46	5,570	5,783
	Fidelity National Information Services Inc.	4.750%	5/15/48	5,150	5,695
	Fiserv Inc.	3.800%	10/1/23	13,483	14,141
	Fiserv Inc.	2.750%	7/1/24	13,000	13,088
	Fiserv Inc.	3.850%	6/1/25	10,994	11,613
	Fiserv Inc.	3.200%	7/1/26	13,000	13,263
	Fiserv Inc.	4.200%	10/1/28	10,600	11,438
	Fiserv Inc.	3.500%	7/1/29	27,000	27,646
	Fiserv Inc.	4.400%	7/1/49	11,000	11,452
	Flex Ltd.	5.000%	2/15/23	2,730	2,856
	Flex Ltd.	4.750%	6/15/25	25	26
	Flex Ltd.	4.875%	6/15/29	4,000	4,069
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	34,055	34,496
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	260	266
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	17,850	18,806
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	22,195	24,420
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	6,917	7,750
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	13,000	14,288
	HP Inc.	3.750%	12/1/20	1,984	2,016
	HP Inc.	6.000%	9/15/41	7,820	8,635
	IBM Credit LLC	3.450%	11/30/20	4,375	4,447
	IBM Credit LLC	2.200%	9/8/22	6,500	6,481
	IBM Credit LLC	3.000%	2/6/23	6,875	7,028
	Intel Corp.	2.450%	7/29/20	11,715	11,751
	Intel Corp.	1.700%	5/19/21	10,225	10,142
	Intel Corp.	3.300%	10/1/21	12,600	12,974
	Intel Corp.	3.100%	7/29/22	6,100	6,273
	Intel Corp.	2.700%	12/15/22	18,407	18,749
	Intel Corp.	2.875%	5/11/24	26,646	27,359
	Intel Corp.	3.700%	7/29/25	22,675	24,209
	Intel Corp.	2.600%	5/19/26	10,650	10,719
	Intel Corp.	4.000%	12/15/32	8,170	9,189
	Intel Corp.	4.800%	10/1/41	7,072	8,274
	Intel Corp.	4.100%	5/19/46	11,225	12,146

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Intel Corp.	3.734%	12/8/47	33,000	34,470
International Business Machines Corp.	2.250%	2/19/21	175	175
International Business Machines Corp.	2.800%	5/13/21	13,000	13,150
International Business Machines Corp.	2.900%	11/1/21	5,000	5,074
International Business Machines Corp.	2.500%	1/27/22	6,575	6,613
International Business Machines Corp.	2.850%	5/13/22	24,500	24,907
International Business Machines Corp.	1.875%	8/1/22	11,310	11,184
International Business Machines Corp.	2.875%	11/9/22	33,085	33,762
International Business Machines Corp.	3.375%	8/1/23	18,075	18,685
International Business Machines Corp.	3.625%	2/12/24	21,085	22,143
International Business Machines Corp.	3.000%	5/15/24	27,300	28,039
International Business Machines Corp.	7.000%	10/30/25	2,850	3,541
International Business Machines Corp.	3.450%	2/19/26	15,464	16,121
International Business Machines Corp.	3.300%	5/15/26	27,800	28,745
International Business Machines Corp.	6.220%	8/1/27	1,975	2,448
International Business Machines Corp.	6.500%	1/15/28	50	63
International Business Machines Corp.	3.500%	5/15/29	35,800	37,273
International Business Machines Corp.	5.875%	11/29/32	5,075	6,383
International Business Machines Corp.	4.150%	5/15/39	17,700	18,791
International Business Machines Corp.	5.600%	11/30/39	6,823	8,575
International Business Machines Corp.	4.000%	6/20/42	21,805	22,284
International Business Machines Corp.	4.250%	5/15/49	26,971	28,851
Jabil Inc.	5.625%	12/15/20	1,375	1,430
Jabil Inc.	4.700%	9/15/22	1,500	1,567
Jabil Inc.	3.950%	1/12/28	4,000	3,909
Juniper Networks Inc.	4.600%	3/15/21	900	930
Juniper Networks Inc.	4.350%	6/15/25	3,225	3,426
Juniper Networks Inc.	5.950%	3/15/41	3,605	3,911
Keysight Technologies Inc.	4.550%	10/30/24	5,700	6,080
Keysight Technologies Inc.	4.600%	4/6/27	6,400	6,825
KLA Corp.	4.125%	11/1/21	9,250	9,575
KLA Corp.	4.650%	11/1/24	11,975	13,087
KLA Corp.	4.100%	3/15/29	8,500	8,973
KLA Corp.	5.000%	3/15/49	3,925	4,378
Lam Research Corp.	2.800%	6/15/21	7,400	7,455
Lam Research Corp.	3.800%	3/15/25	4,901	5,177
Lam Research Corp.	3.750%	3/15/26	11,500	12,054
Lam Research Corp.	4.000%	3/15/29	8,675	9,210
Lam Research Corp.	4.875%	3/15/49	7,500	8,228
Marvell Technology Group Ltd.	4.200%	6/22/23	4,950	5,136
Marvell Technology Group Ltd.	4.875%	6/22/28	3,758	3,983
Maxim Integrated Products Inc.	3.375%	3/15/23	4,275	4,349
Maxim Integrated Products Inc.	3.450%	6/15/27	4,325	4,338
Micron Technology Inc.	4.640%	2/6/24	3,000	3,124
Micron Technology Inc.	4.975%	2/6/26	4,175	4,405
Micron Technology Inc.	5.327%	2/6/29	5,950	6,307
Microsoft Corp.	3.000%	10/1/20	2,000	2,025
Microsoft Corp.	2.000%	11/3/20	7,850	7,847
Microsoft Corp.	4.000%	2/8/21	3,725	3,839
Microsoft Corp.	1.550%	8/8/21	16,450	16,307
Microsoft Corp.	2.400%	2/6/22	23,875	24,137
Microsoft Corp.	2.375%	2/12/22	12,700	12,832
Microsoft Corp.	2.650%	11/3/22	31,620	32,236
Microsoft Corp.	2.375%	5/1/23	1,225	1,238

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Microsoft Corp.	2.000%	8/8/23	18,050	18,042
	Microsoft Corp.	2.875%	2/6/24	28,780	29,809
	Microsoft Corp.	2.700%	2/12/25	6,425	6,587
	Microsoft Corp.	3.125%	11/3/25	25,450	26,768
	Microsoft Corp.	2.400%	8/8/26	45,307	45,522
	Microsoft Corp.	3.300%	2/6/27	36,217	38,447
	Microsoft Corp.	3.500%	2/12/35	16,825	17,934
	Microsoft Corp.	4.200%	11/3/35	10,235	11,701
	Microsoft Corp.	3.450%	8/8/36	34,463	36,460
	Microsoft Corp.	4.100%	2/6/37	25,531	29,097
	Microsoft Corp.	4.500%	10/1/40	15,901	18,952
	Microsoft Corp.	5.300%	2/8/41	2,550	3,325
	Microsoft Corp.	3.500%	11/15/42	7,830	8,168
	Microsoft Corp.	3.750%	5/1/43	1,840	1,997
	Microsoft Corp.	4.875%	12/15/43	12,450	15,612
	Microsoft Corp.	3.750%	2/12/45	17,775	19,340
	Microsoft Corp.	4.450%	11/3/45	29,000	34,783
	Microsoft Corp.	3.700%	8/8/46	36,500	39,592
	Microsoft Corp.	4.250%	2/6/47	21,150	25,050
	Microsoft Corp.	4.000%	2/12/55	27,257	30,625
	Microsoft Corp.	3.950%	8/8/56	18,149	20,097
	Microsoft Corp.	4.500%	2/6/57	14,508	17,577
	Motorola Solutions Inc.	3.750%	5/15/22	3,611	3,702
	Motorola Solutions Inc.	3.500%	3/1/23	7,715	7,853
	Motorola Solutions Inc.	4.000%	9/1/24	6,600	6,854
	Motorola Solutions Inc.	4.600%	2/23/28	6,000	6,279
	Motorola Solutions Inc.	5.500%	9/1/44	2,995	3,033
	NetApp Inc.	3.375%	6/15/21	4,350	4,404
	NetApp Inc.	3.300%	9/29/24	3,775	3,835
	NVIDIA Corp.	2.200%	9/16/21	8,550	8,514
	NVIDIA Corp.	3.200%	9/16/26	8,080	8,249
7	NXP BV / NXP Funding LLC	4.875%	3/1/24	9,250	9,886
7	NXP BV / NXP Funding LLC	5.350%	3/1/26	8,506	9,399
7	NXP BV / NXP Funding LLC	5.550%	12/1/28	7,300	8,185
7	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	2,000	2,045
7	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	12,000	12,330
	Oracle Corp.	3.875%	7/15/20	7,933	8,078
	Oracle Corp.	2.800%	7/8/21	12,635	12,803
	Oracle Corp.	1.900%	9/15/21	53,573	53,281
	Oracle Corp.	2.500%	5/15/22	9,350	9,444
	Oracle Corp.	2.500%	10/15/22	22,810	23,034
	Oracle Corp.	2.625%	2/15/23	8,000	8,099
	Oracle Corp.	3.625%	7/15/23	50	53
	Oracle Corp.	2.400%	9/15/23	15,525	15,616
	Oracle Corp.	3.400%	7/8/24	31,681	33,149
	Oracle Corp.	2.950%	11/15/24	32,430	33,388
	Oracle Corp.	2.950%	5/15/25	21,357	21,969
	Oracle Corp.	2.650%	7/15/26	37,122	37,269
	Oracle Corp.	3.250%	11/15/27	9,402	9,824
	Oracle Corp.	3.250%	5/15/30	3,572	3,747
	Oracle Corp.	4.300%	7/8/34	16,640	18,920
	Oracle Corp.	3.900%	5/15/35	2,900	3,141
	Oracle Corp.	3.850%	7/15/36	24,625	26,029
	Oracle Corp.	3.800%	11/15/37	10,000	10,607

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oracle Corp.	6.125%	7/8/39	8,000	10,902
Oracle Corp.	5.375%	7/15/40	21,052	26,699
Oracle Corp.	4.500%	7/8/44	11,848	13,374
Oracle Corp.	4.125%	5/15/45	20,075	21,725
Oracle Corp.	4.000%	7/15/46	34,411	36,820
Oracle Corp.	4.000%	11/15/47	16,765	17,923
Oracle Corp.	4.375%	5/15/55	9,550	10,663
QUALCOMM Inc.	3.000%	5/20/22	17,225	17,520
QUALCOMM Inc.	2.600%	1/30/23	13,025	13,044
QUALCOMM Inc.	2.900%	5/20/24	29,415	29,809
QUALCOMM Inc.	3.450%	5/20/25	8,400	8,705
QUALCOMM Inc.	3.250%	5/20/27	10,000	10,176
QUALCOMM Inc.	4.650%	5/20/35	8,500	9,436
QUALCOMM Inc.	4.800%	5/20/45	15,490	17,276
QUALCOMM Inc.	4.300%	5/20/47	11,991	12,561
salesforce.com Inc.	3.250%	4/11/23	8,625	8,929
salesforce.com Inc.	3.700%	4/11/28	12,000	12,899
Seagate HDD Cayman	4.250%	3/1/22	9,000	9,135
Seagate HDD Cayman	4.750%	6/1/23	5,025	5,176
Seagate HDD Cayman	4.875%	3/1/24	7,350	7,543
Seagate HDD Cayman	4.750%	1/1/25	10,088	10,189
Seagate HDD Cayman	4.875%	6/1/27	4,600	4,577
Seagate HDD Cayman	5.750%	12/1/34	3,825	3,758
Tech Data Corp.	3.700%	2/15/22	4,350	4,417
Tech Data Corp.	4.950%	2/15/27	3,900	4,066
Texas Instruments Inc.	2.750%	3/12/21	4,000	4,045
Texas Instruments Inc.	1.850%	5/15/22	4,400	4,376
Texas Instruments Inc.	2.625%	5/15/24	4,222	4,273
Texas Instruments Inc.	2.900%	11/3/27	4,425	4,536
Texas Instruments Inc.	3.875%	3/15/39	6,675	7,214
Texas Instruments Inc.	4.150%	5/15/48	12,640	14,311
Total System Services Inc.	3.800%	4/1/21	6,530	6,649
Total System Services Inc.	3.750%	6/1/23	5,450	5,628
Total System Services Inc.	4.000%	6/1/23	4,595	4,793
Total System Services Inc.	4.800%	4/1/26	6,500	7,138
Total System Services Inc.	4.450%	6/1/28	2,000	2,140
Trimble Inc.	4.150%	6/15/23	1,025	1,060
Trimble Inc.	4.750%	12/1/24	2,500	2,660
Trimble Inc.	4.900%	6/15/28	4,000	4,283
Tyco Electronics Group SA	4.875%	1/15/21	3,750	3,888
Tyco Electronics Group SA	3.500%	2/3/22	3,900	3,996
Tyco Electronics Group SA	3.450%	8/1/24	1,425	1,473
Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,213
Tyco Electronics Group SA	3.125%	8/15/27	2,950	2,953
Tyco Electronics Group SA	7.125%	10/1/37	9,420	12,787
Verisk Analytics Inc.	5.800%	5/1/21	4,410	4,669
Verisk Analytics Inc.	4.125%	9/12/22	8,500	8,923
Verisk Analytics Inc.	4.000%	6/15/25	4,950	5,284
Verisk Analytics Inc.	4.125%	3/15/29	4,590	4,937
Verisk Analytics Inc.	5.500%	6/15/45	3,500	4,098
VMware Inc.	2.300%	8/21/20	10,575	10,547
VMware Inc.	2.950%	8/21/22	14,525	14,622
VMware Inc.	3.900%	8/21/27	11,125	11,226
Xilinx Inc.	3.000%	3/15/21	9,450	9,533
Xilinx Inc.	2.950%	6/1/24	6,483	6,571

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Transportation (0.7%)
4	American Airlines 2011-1 Class A Pass Through Trust	5.250%	7/31/22	3,164	3,261
4	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	698	728
4	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	3,140	3,285
4	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	1,560	1,611
4	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	5,399	5,488
4	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	1,087	1,090
4	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	901	931
4	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	1,849	1,929
4	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	2,774	2,861
4	American Airlines 2016-2 Class A Pass Through Trust	3.650%	6/15/28	3,793	3,868
4	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	4,701	4,740
4	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	1,996	1,987
4	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	6,288	6,263
4	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	2,520	2,613
4	American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	1,248	1,302
4	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	5,202	5,238
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,750	3,805
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,540	2,600
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	1,025	1,046
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,360	6,509
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	6,190	6,342
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,785	10,329
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	5,983	6,333
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	8,904
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	12,616
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	200	213
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	11,550	12,107
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	2,191
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	14,075	18,465
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	4,425	5,347
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	4,025	5,069
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	3,680	4,430
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	4,604	5,177
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,591	10,780
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	10,340	11,794
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	6,200	7,637
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	7,380	8,934

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	3,305	3,824
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	5,790	6,424
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	4,800	5,660
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,300	7,755
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	13,150	14,545
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,915	6,516
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	6,070	6,811
	Canadian National Railway Co.	2.850%	12/15/21	13,385	13,549
	Canadian National Railway Co.	2.750%	3/1/26	1,800	1,811
	Canadian National Railway Co.	6.900%	7/15/28	300	395
	Canadian National Railway Co.	6.250%	8/1/34	370	505
	Canadian National Railway Co.	6.200%	6/1/36	5,425	7,345
	Canadian National Railway Co.	6.375%	11/15/37	145	203
	Canadian National Railway Co.	3.200%	8/2/46	4,850	4,709
	Canadian National Railway Co.	3.650%	2/3/48	4,410	4,590
	Canadian Pacific Railway Co.	4.500%	1/15/22	3,291	3,442
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,630	4,876
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	5,757
	Canadian Pacific Railway Co.	7.125%	10/15/31	2,031	2,814
	Canadian Pacific Railway Co.	5.750%	3/15/33	100	123
	Canadian Pacific Railway Co.	5.950%	5/15/37	11,110	14,129
	Canadian Pacific Railway Co.	4.800%	8/1/45	100	117
	Canadian Pacific Railway Co.	6.125%	9/15/15	2,260	3,055
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,459
4	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	994	1,005
4	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	2,333	2,392
4	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	5,489	5,748
4	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	995	1,039
	CSX Corp.	4.250%	6/1/21	7,340	7,572
	CSX Corp.	3.700%	11/1/23	2,800	2,937
	CSX Corp.	3.350%	11/1/25	3,650	3,821
	CSX Corp.	2.600%	11/1/26	3,400	3,344
	CSX Corp.	3.250%	6/1/27	12,250	12,609
	CSX Corp.	3.800%	3/1/28	13,350	14,286
	CSX Corp.	4.250%	3/15/29	12,000	13,308
	CSX Corp.	6.000%	10/1/36	150	187
	CSX Corp.	6.150%	5/1/37	4,500	5,750
	CSX Corp.	6.220%	4/30/40	7,279	9,465
	CSX Corp.	5.500%	4/15/41	4,900	5,885
	CSX Corp.	4.750%	5/30/42	2,290	2,581
	CSX Corp.	4.100%	3/15/44	4,625	4,818
	CSX Corp.	3.800%	11/1/46	2,550	2,570
	CSX Corp.	4.300%	3/1/48	9,475	10,161
	CSX Corp.	4.750%	11/15/48	3,000	3,464
	CSX Corp.	4.500%	3/15/49	8,500	9,542
	CSX Corp.	3.950%	5/1/50	10,930	11,061
	CSX Corp.	4.500%	8/1/54	235	251
	CSX Corp.	4.250%	11/1/66	5,875	5,830
	CSX Corp.	4.650%	3/1/68	5,720	6,119

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	5,503	6,056
4	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	891	935
4	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	4,000	4,133
	Delta Air Lines Inc.	2.600%	12/4/20	5,400	5,393
	Delta Air Lines Inc.	3.400%	4/19/21	4,945	5,020
	Delta Air Lines Inc.	3.625%	3/15/22	6,900	7,016
	Delta Air Lines Inc.	3.800%	4/19/23	7,275	7,465
	Delta Air Lines Inc.	4.375%	4/19/28	6,100	6,202
	FedEx Corp.	2.625%	8/1/22	4,183	4,207
	FedEx Corp.	4.000%	1/15/24	3,250	3,473
	FedEx Corp.	3.200%	2/1/25	3,350	3,452
	FedEx Corp.	3.250%	4/1/26	3,637	3,742
	FedEx Corp.	3.300%	3/15/27	3,550	3,636
	FedEx Corp.	3.400%	2/15/28	10,000	10,292
	FedEx Corp.	4.900%	1/15/34	875	1,017
	FedEx Corp.	3.900%	2/1/35	4,100	4,115
	FedEx Corp.	3.875%	8/1/42	275	258
	FedEx Corp.	4.100%	4/15/43	2,275	2,186
	FedEx Corp.	5.100%	1/15/44	7,502	8,239
	FedEx Corp.	4.750%	11/15/45	11,725	12,198
	FedEx Corp.	4.550%	4/1/46	9,610	9,821
	FedEx Corp.	4.400%	1/15/47	8,400	8,354
	FedEx Corp.	4.050%	2/15/48	17,800	16,970
	FedEx Corp.	4.950%	10/17/48	6,400	6,955
	FedEx Corp.	4.500%	2/1/65	785	719
	JB Hunt Transport Services Inc.	3.300%	8/15/22	6,000	6,120
	JB Hunt Transport Services Inc.	3.875%	3/1/26	1,000	1,045
	Kansas City Southern	3.000%	5/15/23	14,024	14,232
	Kansas City Southern	4.300%	5/15/43	4,140	4,273
	Kansas City Southern	4.950%	8/15/45	10,525	11,670
	Kansas City Southern	4.700%	5/1/48	6,500	7,269
	Kirby Corp.	4.200%	3/1/28	14,217	14,716
4	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	2,658	2,682
	Norfolk Southern Corp.	3.250%	12/1/21	4,000	4,070
	Norfolk Southern Corp.	3.000%	4/1/22	5,180	5,278
	Norfolk Southern Corp.	2.903%	2/15/23	9,053	9,148
	Norfolk Southern Corp.	3.850%	1/15/24	4,420	4,665
	Norfolk Southern Corp.	3.650%	8/1/25	1,400	1,482
	Norfolk Southern Corp.	2.900%	6/15/26	250	254
	Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,780
	Norfolk Southern Corp.	3.150%	6/1/27	6,000	6,145
	Norfolk Southern Corp.	3.800%	8/1/28	8,855	9,539
	Norfolk Southern Corp.	7.050%	5/1/37	800	1,115
	Norfolk Southern Corp.	4.837%	10/1/41	11,248	12,887
	Norfolk Southern Corp.	3.950%	10/1/42	2,125	2,192
	Norfolk Southern Corp.	4.450%	6/15/45	5,320	5,885
	Norfolk Southern Corp.	4.650%	1/15/46	3,900	4,462
	Norfolk Southern Corp.	3.942%	11/1/47	2,623	2,725
	Norfolk Southern Corp.	4.150%	2/28/48	2,050	2,201
	Norfolk Southern Corp.	4.100%	5/15/49	3,300	3,500
	Norfolk Southern Corp.	4.050%	8/15/52	12,849	13,335

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Norfolk Southern Corp.	6.000%	3/15/05	1,513	1,885
	Norfolk Southern Corp.	5.100%	8/1/18	6,975	7,895
4	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	160	162
	Ryder System Inc.	2.875%	9/1/20	1,825	1,834
	Ryder System Inc.	3.500%	6/1/21	5,000	5,100
	Ryder System Inc.	2.250%	9/1/21	350	349
	Ryder System Inc.	2.875%	6/1/22	2,500	2,531
	Ryder System Inc.	3.400%	3/1/23	5,400	5,545
	Ryder System Inc.	3.750%	6/9/23	12,000	12,477
	Ryder System Inc.	3.650%	3/18/24	7,775	8,101
	Southwest Airlines Co.	2.650%	11/5/20	3,655	3,669
	Southwest Airlines Co.	2.750%	11/16/22	1,000	1,004
	Southwest Airlines Co.	3.000%	11/15/26	3,475	3,469
	Southwest Airlines Co.	3.450%	11/16/27	2,650	2,724
4	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	202	213
4	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	2,075	2,171
	Union Pacific Corp.	4.000%	2/1/21	4,325	4,431
	Union Pacific Corp.	3.200%	6/8/21	5,350	5,444
	Union Pacific Corp.	2.950%	3/1/22	2,700	2,748
	Union Pacific Corp.	4.163%	7/15/22	9,996	10,489
	Union Pacific Corp.	2.750%	4/15/23	7,240	7,330
	Union Pacific Corp.	3.500%	6/8/23	10,025	10,433
	Union Pacific Corp.	3.646%	2/15/24	6,303	6,596
	Union Pacific Corp.	3.150%	3/1/24	4,300	4,427
	Union Pacific Corp.	3.250%	1/15/25	4,200	4,352
	Union Pacific Corp.	3.750%	7/15/25	5,950	6,311
	Union Pacific Corp.	3.250%	8/15/25	4,200	4,363
	Union Pacific Corp.	2.750%	3/1/26	6,929	6,977
	Union Pacific Corp.	3.000%	4/15/27	2,275	2,309
	Union Pacific Corp.	3.950%	9/10/28	12,310	13,469
	Union Pacific Corp.	3.700%	3/1/29	8,275	8,863
	Union Pacific Corp.	3.375%	2/1/35	4,400	4,342
	Union Pacific Corp.	3.600%	9/15/37	6,915	6,971
	Union Pacific Corp.	4.375%	9/10/38	4,500	4,947
	Union Pacific Corp.	4.300%	6/15/42	600	644
	Union Pacific Corp.	4.250%	4/15/43	100	106
	Union Pacific Corp.	4.821%	2/1/44	500	575
	Union Pacific Corp.	4.150%	1/15/45	350	363
	Union Pacific Corp.	4.050%	11/15/45	7,225	7,515
	Union Pacific Corp.	4.050%	3/1/46	3,320	3,497
	Union Pacific Corp.	3.350%	8/15/46	6,900	6,483
	Union Pacific Corp.	4.500%	9/10/48	6,665	7,520
	Union Pacific Corp.	4.300%	3/1/49	8,300	9,141
	Union Pacific Corp.	3.799%	10/1/51	16,224	16,266
	Union Pacific Corp.	3.875%	2/1/55	6,335	6,287
	Union Pacific Corp.	4.375%	11/15/65	10,960	11,498
	Union Pacific Corp.	4.100%	9/15/67	6,045	6,022
4	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	345	402
4	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	2,041	2,167

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	4,339	4,558
4	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	2,084	2,165
4	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	1,750	1,788
4	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	3,569	3,664
4	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	2,302	2,323
4	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	21,755	21,874
4	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	1,174	1,159
4	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	4,070	4,032
4	United Airlines 2018-1 Class AA Pass Through Trust	3.500%	3/1/30	319	326
4	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	6,000	6,409
	United Parcel Service Inc.	3.125%	1/15/21	7,400	7,510
	United Parcel Service Inc.	2.050%	4/1/21	11,900	11,874
	United Parcel Service Inc.	2.350%	5/16/22	6,000	6,031
	United Parcel Service Inc.	2.450%	10/1/22	14,776	14,992
	United Parcel Service Inc.	2.500%	4/1/23	13,975	14,105
	United Parcel Service Inc.	2.800%	11/15/24	14,050	14,296
	United Parcel Service Inc.	2.400%	11/15/26	10,550	10,454
	United Parcel Service Inc.	3.050%	11/15/27	9,000	9,269
	United Parcel Service Inc.	3.400%	3/15/29	5,050	5,315
	United Parcel Service Inc.	6.200%	1/15/38	9,675	13,098
	United Parcel Service Inc.	4.875%	11/15/40	3,825	4,451
	United Parcel Service Inc.	3.625%	10/1/42	2,400	2,400
	United Parcel Service Inc.	3.400%	11/15/46	2,125	2,028
	United Parcel Service Inc.	3.750%	11/15/47	8,730	8,807
	United Parcel Service Inc.	4.250%	3/15/49	7,345	7,995
	United Parcel Service of America Inc.	8.375%	4/1/30	500	710
					29,618,449
Utilities (1.9%)
	Electric (1.7%)
	AEP Texas Inc.	2.400%	10/1/22	2,700	2,704
	AEP Texas Inc.	3.950%	6/1/28	4,275	4,586
	AEP Texas Inc.	3.800%	10/1/47	3,000	3,034
	AEP Transmission Co. LLC	4.000%	12/1/46	3,721	3,942
	AEP Transmission Co. LLC	3.750%	12/1/47	11,530	11,828
	AEP Transmission Co. LLC	4.250%	9/15/48	4,375	4,815
	AEP Transmission Co. LLC	3.800%	6/15/49	3,000	3,095
	Alabama Power Co.	2.450%	3/30/22	6,500	6,526
	Alabama Power Co.	3.550%	12/1/23	8,800	9,236
	Alabama Power Co.	6.125%	5/15/38	900	1,188
	Alabama Power Co.	6.000%	3/1/39	2,290	3,027
	Alabama Power Co.	3.850%	12/1/42	1,850	1,918
	Alabama Power Co.	4.150%	8/15/44	3,300	3,561
	Alabama Power Co.	3.750%	3/1/45	3,615	3,702
	Alabama Power Co.	4.300%	1/2/46	9,950	11,052

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alabama Power Co.	3.700%	12/1/47	4,475	4,542
Alabama Power Co.	4.300%	7/15/48	5,425	6,058
Ameren Corp.	2.700%	11/15/20	2,550	2,559
Ameren Corp.	3.650%	2/15/26	2,775	2,891
Ameren Illinois Co.	2.700%	9/1/22	3,170	3,209
Ameren Illinois Co.	3.250%	3/1/25	2,020	2,087
Ameren Illinois Co.	3.800%	5/15/28	4,850	5,242
Ameren Illinois Co.	4.150%	3/15/46	775	841
Ameren Illinois Co.	3.700%	12/1/47	7,675	7,859
Ameren Illinois Co.	4.500%	3/15/49	4,000	4,674
American Electric Power Co. Inc.	2.150%	11/13/20	2,900	2,889
American Electric Power Co. Inc.	3.650%	12/1/21	3,000	3,092
American Electric Power Co. Inc.	3.200%	11/13/27	4,350	4,410
American Electric Power Co. Inc.	4.300%	12/1/28	5,000	5,461
Appalachian Power Co.	4.600%	3/30/21	13,850	14,299
Appalachian Power Co.	7.000%	4/1/38	1,880	2,569
Appalachian Power Co.	4.400%	5/15/44	4,000	4,347
Appalachian Power Co.	4.450%	6/1/45	2,100	2,304
Appalachian Power Co.	4.500%	3/1/49	11,800	13,228
Arizona Public Service Co.	3.150%	5/15/25	2,265	2,347
Arizona Public Service Co.	2.950%	9/15/27	5,300	5,363
Arizona Public Service Co.	4.500%	4/1/42	4,875	5,372
Arizona Public Service Co.	4.350%	11/15/45	1,600	1,751
Arizona Public Service Co.	3.750%	5/15/46	7,350	7,319
Arizona Public Service Co.	4.200%	8/15/48	2,000	2,157
Arizona Public Service Co.	4.250%	3/1/49	3,000	3,276
Avangrid Inc.	3.150%	12/1/24	5,495	5,586
Avangrid Inc.	3.800%	6/1/29	4,400	4,597
Avista Corp.	4.350%	6/1/48	3,200	3,510
Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	4,949
Baltimore Gas & Electric Co.	3.350%	7/1/23	3,150	3,252
Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	8,387
Baltimore Gas & Electric Co.	3.500%	8/15/46	4,000	3,962
Baltimore Gas & Electric Co.	3.750%	8/15/47	2,325	2,355
Baltimore Gas & Electric Co.	4.250%	9/15/48	4,450	4,931
Berkshire Hathaway Energy Co.	2.375%	1/15/21	5,975	5,993
Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,875	7,009
Berkshire Hathaway Energy Co.	3.750%	11/15/23	7,161	7,547
Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	8,363
Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	796
Berkshire Hathaway Energy Co.	6.125%	4/1/36	12,550	16,707
Berkshire Hathaway Energy Co.	5.950%	5/15/37	5,542	7,209
Berkshire Hathaway Energy Co.	6.500%	9/15/37	7,055	9,369
Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,275	8,899
Berkshire Hathaway Energy Co.	4.500%	2/1/45	6,175	6,905
Berkshire Hathaway Energy Co.	3.800%	7/15/48	3,360	3,411
Berkshire Hathaway Energy Co.	4.450%	1/15/49	8,975	10,135
Black Hills Corp.	4.250%	11/30/23	2,140	2,261
Black Hills Corp.	3.950%	1/15/26	4,300	4,473
Black Hills Corp.	3.150%	1/15/27	3,375	3,344
Black Hills Corp.	4.350%	5/1/33	4,745	5,230
Black Hills Corp.	4.200%	9/15/46	3,200	3,187
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	5,800	5,755
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	800	800

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	9,701
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,000	2,034
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	141
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	4,931
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	516
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	4,056
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,050	3,454
CenterPoint Energy Inc.	3.600%	11/1/21	2,400	2,465
CenterPoint Energy Inc.	2.500%	9/1/22	8,525	8,534
CenterPoint Energy Inc.	3.850%	2/1/24	4,250	4,452
CenterPoint Energy Inc.	4.250%	11/1/28	3,700	3,986
Cleco Corporate Holdings LLC	3.743%	5/1/26	6,100	6,153
Cleco Corporate Holdings LLC	4.973%	5/1/46	3,975	4,212
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,750	1,984
Cleveland Electric Illuminating Co.	5.950%	12/15/36	3,270	3,971
CMS Energy Corp.	5.050%	3/15/22	50	53
CMS Energy Corp.	3.000%	5/15/26	4,550	4,552
CMS Energy Corp.	3.450%	8/15/27	2,975	3,056
CMS Energy Corp.	4.875%	3/1/44	6,655	7,625
Commonwealth Edison Co.	4.000%	8/1/20	3,700	3,754
Commonwealth Edison Co.	3.400%	9/1/21	2,100	2,145
Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,597
Commonwealth Edison Co.	2.950%	8/15/27	3,000	3,033
Commonwealth Edison Co.	5.900%	3/15/36	3,330	4,278
Commonwealth Edison Co.	6.450%	1/15/38	3,770	5,205
Commonwealth Edison Co.	3.800%	10/1/42	4,450	4,593
Commonwealth Edison Co.	4.600%	8/15/43	2,500	2,877
Commonwealth Edison Co.	3.700%	3/1/45	4,650	4,723
Commonwealth Edison Co.	4.350%	11/15/45	2,925	3,315
Commonwealth Edison Co.	3.650%	6/15/46	8,525	8,650
Commonwealth Edison Co.	3.750%	8/15/47	4,800	4,957
Commonwealth Edison Co.	4.000%	3/1/49	5,900	6,356
Connecticut Light & Power Co.	2.500%	1/15/23	10,748	10,851
Connecticut Light & Power Co.	3.200%	3/15/27	2,500	2,577
Connecticut Light & Power Co.	4.300%	4/15/44	5,130	5,747
Connecticut Light & Power Co.	4.150%	6/1/45	2,650	2,920
Connecticut Light & Power Co.	4.000%	4/1/48	8,355	9,100
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	3,248
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,100	2,504
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,690	12,261
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,653	2,161
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	685	915
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	525	741
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	4,525	5,674
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	4,460	5,756
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	127
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	5,548	5,815
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	15,120	16,698
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	3,232	3,633
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,500	7,723
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	10,025	10,356
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,400	1,630
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	11,000	11,851
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	8,098

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	2,864
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	6,875	7,719
	Consolidated Edison Inc.	2.000%	5/15/21	7,675	7,634
	Consumers Energy Co.	2.850%	5/15/22	3,516	3,582
	Consumers Energy Co.	3.375%	8/15/23	925	964
	Consumers Energy Co.	3.950%	5/15/43	4,150	4,405
	Consumers Energy Co.	3.250%	8/15/46	3,375	3,225
	Consumers Energy Co.	3.950%	7/15/47	2,900	3,135
	Consumers Energy Co.	4.050%	5/15/48	4,870	5,359
	Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,273
	Delmarva Power & Light Co.	4.150%	5/15/45	5,025	5,378
	Dominion Energy Inc.	2.579%	7/1/20	5,100	5,093
	Dominion Energy Inc.	2.000%	8/15/21	5,100	5,052
	Dominion Energy Inc.	2.715%	8/15/21	2,000	2,000
	Dominion Energy Inc.	2.750%	1/15/22	3,825	3,850
	Dominion Energy Inc.	2.750%	9/15/22	450	453
	Dominion Energy Inc.	3.071%	8/15/24	2,000	2,014
	Dominion Energy Inc.	3.900%	10/1/25	3,550	3,780
	Dominion Energy Inc.	2.850%	8/15/26	5,650	5,593
	Dominion Energy Inc.	4.250%	6/1/28	3,850	4,165
	Dominion Energy Inc.	6.300%	3/15/33	2,675	3,422
	Dominion Energy Inc.	5.950%	6/15/35	6,275	7,678
	Dominion Energy Inc.	7.000%	6/15/38	3,550	4,731
	Dominion Energy Inc.	4.900%	8/1/41	5,935	6,690
	Dominion Energy Inc.	4.050%	9/15/42	3,947	4,003
	Dominion Energy Inc.	4.700%	12/1/44	2,375	2,645
	Dominion Energy Inc.	4.600%	3/15/49	12,000	13,323
4	Dominion Energy Inc.	5.750%	10/1/54	625	648
	Dominion Energy South Carolina Inc.	4.250%	8/15/28	8,160	9,046
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	3,296
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	7,692	9,926
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	1,884
	Dominion Energy South Carolina Inc.	4.350%	2/1/42	1,210	1,313
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	5,458	6,201
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	3,800	4,766
7	DPL Inc.	4.350%	4/15/29	3,000	3,037
	DTE Electric Co.	3.450%	10/1/20	6,730	6,819
	DTE Electric Co.	3.650%	3/15/24	5,485	5,780
	DTE Electric Co.	3.375%	3/1/25	150	157
	DTE Electric Co.	4.000%	4/1/43	1,971	2,117
	DTE Electric Co.	3.700%	3/15/45	4,300	4,456
	DTE Electric Co.	3.700%	6/1/46	4,500	4,660
	DTE Electric Co.	3.750%	8/15/47	5,725	6,017
	DTE Energy Co.	2.600%	6/15/22	2,000	2,005
	DTE Energy Co.	3.300%	6/15/22	3,100	3,164
	DTE Energy Co.	3.700%	8/1/23	5,325	5,564
	DTE Energy Co.	3.500%	6/1/24	13,900	14,401
	DTE Energy Co.	2.850%	10/1/26	22,200	21,911
	DTE Energy Co.	3.800%	3/15/27	15,450	16,105
	DTE Energy Co.	3.400%	6/15/29	2,000	2,034
	DTE Energy Co.	6.375%	4/15/33	100	129
	Duke Energy Carolinas LLC	3.900%	6/15/21	8,868	9,148
	Duke Energy Carolinas LLC	2.500%	3/15/23	225	227
	Duke Energy Carolinas LLC	3.050%	3/15/23	9,000	9,261

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Duke Energy Carolinas LLC	2.950%	12/1/26	700	712
	Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	4,562
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	8,740
	Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	7,333
	Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	5,260
	Duke Energy Carolinas LLC	6.050%	4/15/38	3,675	4,899
	Duke Energy Carolinas LLC	5.300%	2/15/40	7,515	9,369
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	7,477
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,970	6,398
	Duke Energy Carolinas LLC	3.750%	6/1/45	3,070	3,155
	Duke Energy Carolinas LLC	3.875%	3/15/46	6,524	6,847
	Duke Energy Carolinas LLC	3.700%	12/1/47	4,725	4,847
	Duke Energy Carolinas LLC	3.950%	3/15/48	3,100	3,284
	Duke Energy Corp.	3.550%	9/15/21	100	102
	Duke Energy Corp.	2.400%	8/15/22	11,385	11,376
	Duke Energy Corp.	3.050%	8/15/22	5,090	5,179
	Duke Energy Corp.	3.950%	10/15/23	3,850	4,062
	Duke Energy Corp.	3.750%	4/15/24	7,025	7,406
	Duke Energy Corp.	2.650%	9/1/26	13,230	13,077
	Duke Energy Corp.	3.150%	8/15/27	9,875	10,012
	Duke Energy Corp.	4.800%	12/15/45	5,366	6,058
	Duke Energy Corp.	3.750%	9/1/46	14,762	14,381
	Duke Energy Corp.	4.200%	6/15/49	1,390	1,457
	Duke Energy Florida LLC	3.200%	1/15/27	10,425	10,755
	Duke Energy Florida LLC	3.800%	7/15/28	4,825	5,174
	Duke Energy Florida LLC	6.350%	9/15/37	775	1,058
	Duke Energy Florida LLC	6.400%	6/15/38	4,975	6,957
	Duke Energy Florida LLC	5.650%	4/1/40	4,100	5,268
	Duke Energy Florida LLC	3.400%	10/1/46	5,465	5,318
	Duke Energy Florida LLC	4.200%	7/15/48	3,550	3,908
4	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	1,800	1,780
4	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,025	2,978
4	Duke Energy Florida Project Finance LLC	2.858%	3/1/33	1,500	1,500
4	Duke Energy Florida Project Finance LLC	3.112%	9/1/36	2,575	2,493
	Duke Energy Indiana LLC	3.750%	7/15/20	2,275	2,305
	Duke Energy Indiana LLC	6.120%	10/15/35	2,740	3,571
	Duke Energy Indiana LLC	6.350%	8/15/38	3,725	5,079
	Duke Energy Indiana LLC	6.450%	4/1/39	200	282
	Duke Energy Indiana LLC	4.900%	7/15/43	3,060	3,606
	Duke Energy Indiana LLC	3.750%	5/15/46	14,840	15,004
	Duke Energy Ohio Inc.	3.800%	9/1/23	100	106
	Duke Energy Ohio Inc.	3.650%	2/1/29	9,475	10,175
	Duke Energy Ohio Inc.	3.700%	6/15/46	3,275	3,345
	Duke Energy Ohio Inc.	4.300%	2/1/49	4,000	4,456
	Duke Energy Progress LLC	3.000%	9/15/21	5,756	5,849
	Duke Energy Progress LLC	2.800%	5/15/22	10,795	10,977
	Duke Energy Progress LLC	3.375%	9/1/23	1,625	1,698
	Duke Energy Progress LLC	3.250%	8/15/25	3,050	3,166
	Duke Energy Progress LLC	3.700%	9/1/28	5,625	6,019
	Duke Energy Progress LLC	3.450%	3/15/29	6,975	7,330
	Duke Energy Progress LLC	6.300%	4/1/38	4,220	5,732
	Duke Energy Progress LLC	4.100%	5/15/42	3,925	4,200
	Duke Energy Progress LLC	4.100%	3/15/43	4,970	5,327
	Duke Energy Progress LLC	4.375%	3/30/44	10,150	11,351

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Duke Energy Progress LLC	4.150%	12/1/44	5,425	5,876
Duke Energy Progress LLC	4.200%	8/15/45	2,350	2,568
Duke Energy Progress LLC	3.700%	10/15/46	3,500	3,557
Duke Energy Progress LLC	3.600%	9/15/47	375	373
Edison International	2.400%	9/15/22	6,200	5,858
Edison International	2.950%	3/15/23	7,875	7,533
Edison International	5.750%	6/15/27	1,000	1,073
El Paso Electric Co.	6.000%	5/15/35	800	974
El Paso Electric Co.	5.000%	12/1/44	3,200	3,489
Emera US Finance LP	2.700%	6/15/21	4,975	4,990
Emera US Finance LP	3.550%	6/15/26	6,010	6,130
Emera US Finance LP	4.750%	6/15/46	11,510	12,390
Enel Americas SA	4.000%	10/25/26	4,115	4,239
Enel Chile SA	4.875%	6/12/28	7,075	7,727
Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,420
Entergy Arkansas Inc.	3.500%	4/1/26	4,025	4,210
Entergy Corp.	4.000%	7/15/22	6,150	6,381
Entergy Corp.	2.950%	9/1/26	6,850	6,838
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,000	1,146
Entergy Louisiana LLC	4.050%	9/1/23	5,650	6,004
Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,525
Entergy Louisiana LLC	2.400%	10/1/26	5,625	5,483
Entergy Louisiana LLC	3.120%	9/1/27	4,600	4,690
Entergy Louisiana LLC	3.250%	4/1/28	3,700	3,815
Entergy Louisiana LLC	3.050%	6/1/31	13,505	13,549
Entergy Louisiana LLC	4.000%	3/15/33	9,845	10,808
Entergy Louisiana LLC	4.950%	1/15/45	5,250	5,552
Entergy Louisiana LLC	4.200%	9/1/48	3,875	4,259
Entergy Louisiana LLC	4.200%	4/1/50	5,550	6,160
Entergy Mississippi Inc.	2.850%	6/1/28	8,225	8,219
Entergy Mississippi LLC	3.850%	6/1/49	2,700	2,815
Eversource Energy	2.500%	3/15/21	2,000	2,005
Eversource Energy	2.750%	3/15/22	3,425	3,465
Eversource Energy	3.800%	12/1/23	3,500	3,684
Eversource Energy	2.900%	10/1/24	2,800	2,840
Eversource Energy	3.300%	1/15/28	3,750	3,817
Eversource Energy	4.250%	4/1/29	8,105	8,868
Exelon Corp.	5.150%	12/1/20	4,405	4,542
Exelon Corp.	2.450%	4/15/21	1,000	999
Exelon Corp.	3.497%	6/1/22	8,000	8,192
Exelon Corp.	3.950%	6/15/25	18,790	19,943
Exelon Corp.	3.400%	4/15/26	7,075	7,252
Exelon Corp.	4.950%	6/15/35	5,700	6,366
Exelon Corp.	5.625%	6/15/35	3,775	4,561
Exelon Corp.	5.100%	6/15/45	4,925	5,729
Exelon Corp.	4.450%	4/15/46	7,025	7,381
Exelon Generation Co. LLC	4.000%	10/1/20	4,250	4,312
Exelon Generation Co. LLC	3.400%	3/15/22	6,400	6,556
Exelon Generation Co. LLC	4.250%	6/15/22	4,225	4,414
Exelon Generation Co. LLC	6.250%	10/1/39	4,780	5,667
Exelon Generation Co. LLC	5.750%	10/1/41	7,135	7,906
Exelon Generation Co. LLC	5.600%	6/15/42	9,448	10,443
FirstEnergy Corp.	2.850%	7/15/22	5,601	5,664
FirstEnergy Corp.	4.250%	3/15/23	4,450	4,673

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	FirstEnergy Corp.	3.900%	7/15/27	15,075	15,759
	FirstEnergy Corp.	7.375%	11/15/31	14,122	19,274
	FirstEnergy Corp.	4.850%	7/15/47	15,379	17,444
	Florida Power & Light Co.	2.750%	6/1/23	2,400	2,442
	Florida Power & Light Co.	3.250%	6/1/24	2,800	2,929
	Florida Power & Light Co.	5.625%	4/1/34	1,450	1,861
	Florida Power & Light Co.	5.650%	2/1/37	3,379	4,340
	Florida Power & Light Co.	5.950%	2/1/38	3,250	4,360
	Florida Power & Light Co.	5.960%	4/1/39	9,900	13,359
	Florida Power & Light Co.	5.250%	2/1/41	975	1,219
	Florida Power & Light Co.	4.125%	2/1/42	5,425	5,992
	Florida Power & Light Co.	4.050%	6/1/42	4,600	5,008
	Florida Power & Light Co.	3.800%	12/15/42	5,335	5,629
	Florida Power & Light Co.	4.050%	10/1/44	2,973	3,264
	Florida Power & Light Co.	3.950%	3/1/48	7,745	8,469
	Florida Power & Light Co.	4.125%	6/1/48	10,000	11,199
	Florida Power & Light Co.	3.990%	3/1/49	7,155	7,834
	Fortis Inc.	2.100%	10/4/21	4,900	4,851
	Fortis Inc.	3.055%	10/4/26	17,673	17,511
	Georgia Power Co.	2.000%	9/8/20	11,850	11,774
	Georgia Power Co.	2.400%	4/1/21	2,150	2,152
	Georgia Power Co.	2.850%	5/15/22	1,900	1,922
	Georgia Power Co.	3.250%	4/1/26	8,250	8,371
	Georgia Power Co.	3.250%	3/30/27	3,500	3,532
	Georgia Power Co.	4.750%	9/1/40	4,625	5,072
	Georgia Power Co.	4.300%	3/15/42	7,815	8,240
	Georgia Power Co.	4.300%	3/15/43	5,680	5,935
	Gulf Power Co.	3.300%	5/30/27	2,325	2,412
	Iberdrola International BV	6.750%	7/15/36	3,735	4,883
	Indiana Michigan Power Co.	3.850%	5/15/28	3,000	3,203
	Indiana Michigan Power Co.	6.050%	3/15/37	3,135	3,998
	Indiana Michigan Power Co.	4.550%	3/15/46	2,995	3,356
	Indiana Michigan Power Co.	3.750%	7/1/47	5,100	5,140
	Indiana Michigan Power Co.	4.250%	8/15/48	5,725	6,300
	Interstate Power & Light Co.	3.250%	12/1/24	5,050	5,198
	Interstate Power & Light Co.	4.100%	9/26/28	4,570	4,941
	Interstate Power & Light Co.	3.600%	4/1/29	2,650	2,767
	Interstate Power & Light Co.	6.250%	7/15/39	2,475	3,219
	Interstate Power & Light Co.	3.700%	9/15/46	2,925	2,835
	ITC Holdings Corp.	2.700%	11/15/22	4,445	4,458
	ITC Holdings Corp.	3.650%	6/15/24	3,589	3,723
	ITC Holdings Corp.	3.250%	6/30/26	1,965	1,984
	ITC Holdings Corp.	3.350%	11/15/27	6,485	6,644
	ITC Holdings Corp.	5.300%	7/1/43	5,431	6,500
4	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,799	3,286
	Kansas City Power & Light Co.	3.150%	3/15/23	2,600	2,676
	Kansas City Power & Light Co.	6.050%	11/15/35	125	157
	Kansas City Power & Light Co.	5.300%	10/1/41	4,795	5,775
	Kansas City Power & Light Co.	4.200%	6/15/47	5,500	5,992
	Kansas City Power & Light Co.	4.200%	3/15/48	5,025	5,481
	Kentucky Utilities Co.	3.250%	11/1/20	4,895	4,931
	Kentucky Utilities Co.	5.125%	11/1/40	4,680	5,724
	Kentucky Utilities Co.	4.375%	10/1/45	4,900	5,459
	LG&E & KU Energy LLC	3.750%	11/15/20	1,600	1,623

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Louisville Gas & Electric Co.	3.300%	10/1/25	2,400	2,508
	Louisville Gas & Electric Co.	4.250%	4/1/49	7,000	7,847
	MidAmerican Energy Co.	3.500%	10/15/24	10,000	10,528
	MidAmerican Energy Co.	3.100%	5/1/27	3,050	3,126
	MidAmerican Energy Co.	3.650%	4/15/29	1,100	1,187
	MidAmerican Energy Co.	6.750%	12/30/31	4,050	5,518
	MidAmerican Energy Co.	5.750%	11/1/35	1,575	1,985
	MidAmerican Energy Co.	5.800%	10/15/36	2,925	3,737
	MidAmerican Energy Co.	4.800%	9/15/43	2,385	2,813
	MidAmerican Energy Co.	4.400%	10/15/44	3,550	4,028
	MidAmerican Energy Co.	4.250%	5/1/46	3,605	4,036
	MidAmerican Energy Co.	3.950%	8/1/47	1,500	1,613
	MidAmerican Energy Co.	3.650%	8/1/48	6,575	6,760
	MidAmerican Energy Co.	4.250%	7/15/49	6,405	7,261
	Mississippi Power Co.	4.250%	3/15/42	4,400	4,435
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	4,004	4,008
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	2,475	2,508
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	6,510	6,663
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	8,500	8,551
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,050	3,094
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	3,350	3,502
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	6,200	6,351
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,500	4,592
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,150	2,188
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	6,175	6,472
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,000	3,269
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	5,730	6,150
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,513	2,196
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	10,452	11,568
4	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	50	49
4	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,900	2,940
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	8,766	9,890
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	5,200	5,812
	Nevada Power Co.	3.700%	5/1/29	5,575	5,953
	Nevada Power Co.	6.650%	4/1/36	965	1,301
	Nevada Power Co.	6.750%	7/1/37	1,475	2,016

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,835	1,898
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	3,600	3,655
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	12,780	12,895
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	2,935	3,013
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	1,100	1,130
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	10,000	10,433
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	4,400	4,561
4	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,940	4,644
4	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,100	3,198
	Northern States Power Co.	2.200%	8/15/20	1,700	1,700
	Northern States Power Co.	2.150%	8/15/22	75	75
	Northern States Power Co.	2.600%	5/15/23	1,280	1,291
	Northern States Power Co.	6.250%	6/1/36	840	1,134
	Northern States Power Co.	6.200%	7/1/37	2,205	2,997
	Northern States Power Co.	5.350%	11/1/39	3,295	4,135
	Northern States Power Co.	3.400%	8/15/42	2,645	2,614
	Northern States Power Co.	4.000%	8/15/45	1,200	1,297
	Northern States Power Co.	3.600%	5/15/46	3,075	3,126
	NorthWestern Corp.	4.176%	11/15/44	2,425	2,608
	NSTAR Electric Co.	2.375%	10/15/22	5,475	5,497
	NSTAR Electric Co.	3.200%	5/15/27	6,000	6,187
	NSTAR Electric Co.	3.250%	5/15/29	1,430	1,483
	NSTAR Electric Co.	5.500%	3/15/40	4,605	5,747
	NV Energy Inc.	6.250%	11/15/20	9,310	9,788
	Oglethorpe Power Corp.	5.950%	11/1/39	500	616
	Oglethorpe Power Corp.	5.375%	11/1/40	6,720	7,936
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,748
	Ohio Edison Co.	6.875%	7/15/36	4,180	5,534
	Ohio Power Co.	5.375%	10/1/21	5,975	6,379
	Ohio Power Co.	4.000%	6/1/49	3,943	4,234
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,685
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	2,333
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,475	3,532
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,615	3,788
7	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	5,000	5,091
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,975	3,010
7	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	1,000	1,074
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,560	3,161
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	6,218
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	217
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,780	4,310
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	4,355
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,540	8,667
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	3,825	4,816
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	4,893	5,138
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	2,794
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	4,672
7	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	7,545	8,057
	PacifiCorp	2.950%	2/1/22	5,875	5,973
	PacifiCorp	2.950%	6/1/23	4,807	4,925
	PacifiCorp	3.600%	4/1/24	4,910	5,145
	PacifiCorp	3.500%	6/15/29	6,500	6,903
	PacifiCorp	7.700%	11/15/31	985	1,409
	PacifiCorp	5.250%	6/15/35	2,875	3,433

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
PacifiCorp	6.100%	8/1/36	2,750	3,607
PacifiCorp	5.750%	4/1/37	10,900	13,879
PacifiCorp	6.250%	10/15/37	3,485	4,655
PacifiCorp	6.350%	7/15/38	2,650	3,553
PacifiCorp	6.000%	1/15/39	360	481
PacifiCorp	4.100%	2/1/42	10,445	11,290
PacifiCorp	4.125%	1/15/49	8,135	8,931
PacifiCorp	4.150%	2/15/50	12,750	14,184
PECO Energy Co.	2.375%	9/15/22	6,354	6,384
PECO Energy Co.	5.950%	10/1/36	3,900	5,079
PECO Energy Co.	4.150%	10/1/44	2,040	2,223
PECO Energy Co.	3.900%	3/1/48	4,050	4,307
Pinnacle West Capital Corp.	2.250%	11/30/20	3,200	3,192
PNM Resources Inc.	3.250%	3/9/21	2,290	2,308
Potomac Electric Power Co.	3.600%	3/15/24	200	210
Potomac Electric Power Co.	6.500%	11/15/37	4,118	5,648
Potomac Electric Power Co.	4.150%	3/15/43	4,200	4,521
PPL Capital Funding Inc.	4.200%	6/15/22	6,646	6,930
PPL Capital Funding Inc.	3.500%	12/1/22	490	503
PPL Capital Funding Inc.	3.400%	6/1/23	11,120	11,367
PPL Capital Funding Inc.	3.950%	3/15/24	275	288
PPL Capital Funding Inc.	3.100%	5/15/26	6,500	6,470
PPL Capital Funding Inc.	4.700%	6/1/43	8,430	8,963
PPL Capital Funding Inc.	5.000%	3/15/44	4,914	5,456
PPL Capital Funding Inc.	4.000%	9/15/47	4,725	4,558
PPL Electric Utilities Corp.	3.000%	9/15/21	3,055	3,097
PPL Electric Utilities Corp.	6.250%	5/15/39	1,075	1,468
PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	1,990
PPL Electric Utilities Corp.	4.150%	10/1/45	3,530	3,867
PPL Electric Utilities Corp.	3.950%	6/1/47	3,450	3,665
PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	3,083
Progress Energy Inc.	4.400%	1/15/21	7,617	7,820
Progress Energy Inc.	3.150%	4/1/22	12,800	13,039
Progress Energy Inc.	7.750%	3/1/31	250	350
Progress Energy Inc.	7.000%	10/30/31	3,650	4,895
Progress Energy Inc.	6.000%	12/1/39	6,382	7,951
PSEG Power LLC	3.000%	6/15/21	1,675	1,692
PSEG Power LLC	3.850%	6/1/23	6,050	6,297
PSEG Power LLC	8.625%	4/15/31	2,725	3,742
Public Service Co. of Colorado	3.200%	11/15/20	6,175	6,242
Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,571
Public Service Co. of Colorado	6.500%	8/1/38	75	104
Public Service Co. of Colorado	3.600%	9/15/42	1,116	1,115
Public Service Co. of Colorado	4.300%	3/15/44	4,575	5,060
Public Service Co. of Colorado	4.100%	6/15/48	3,695	4,043
Public Service Co. of Colorado	4.050%	9/15/49	4,000	4,396
Public Service Co. of New Hampshire	3.500%	11/1/23	875	918
Public Service Co. of New Hampshire	3.600%	7/1/49	2,500	2,549
Public Service Electric & Gas Co.	1.900%	3/15/21	6,575	6,555
Public Service Electric & Gas Co.	2.375%	5/15/23	3,175	3,186
Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,198
Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	2,962
Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	3,060
Public Service Electric & Gas Co.	3.200%	5/15/29	3,230	3,341

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Public Service Electric & Gas Co.	5.800%	5/1/37	875	1,125
	Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	4,615
	Public Service Electric & Gas Co.	3.650%	9/1/42	650	662
	Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	9,579
	Public Service Electric & Gas Co.	3.600%	12/1/47	2,175	2,224
	Public Service Electric & Gas Co.	3.850%	5/1/49	6,000	6,416
	Public Service Enterprise Group Inc.	2.650%	11/15/22	4,775	4,781
	Public Service Enterprise Group Inc.	2.875%	6/15/24	3,000	3,030
	Puget Energy Inc.	6.500%	12/15/20	5,369	5,661
	Puget Energy Inc.	6.000%	9/1/21	3,825	4,089
	Puget Energy Inc.	5.625%	7/15/22	9,551	10,248
	Puget Energy Inc.	3.650%	5/15/25	6,830	6,967
	Puget Sound Energy Inc.	6.274%	3/15/37	3,840	5,065
	Puget Sound Energy Inc.	5.757%	10/1/39	5,100	6,564
	Puget Sound Energy Inc.	5.795%	3/15/40	1,610	2,080
	Puget Sound Energy Inc.	5.638%	4/15/41	925	1,157
	Puget Sound Energy Inc.	4.300%	5/20/45	7,605	8,341
	Puget Sound Energy Inc.	4.223%	6/15/48	5,225	5,823
	San Diego Gas & Electric Co.	3.000%	8/15/21	1,335	1,351
	San Diego Gas & Electric Co.	6.000%	6/1/39	2,461	3,011
	San Diego Gas & Electric Co.	4.500%	8/15/40	3,970	4,266
	San Diego Gas & Electric Co.	3.750%	6/1/47	10,000	9,721
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,150	5,349
	Sierra Pacific Power Co.	2.600%	5/1/26	3,175	3,142
	Southern California Edison Co.	2.900%	3/1/21	10,000	10,019
	Southern California Edison Co.	3.875%	6/1/21	3,814	3,880
4	Southern California Edison Co.	1.845%	2/1/22	1,500	1,475
	Southern California Edison Co.	2.400%	2/1/22	2,700	2,676
	Southern California Edison Co.	3.400%	6/1/23	6,250	6,346
	Southern California Edison Co.	3.500%	10/1/23	10,600	10,880
	Southern California Edison Co.	3.700%	8/1/25	2,075	2,144
	Southern California Edison Co.	3.650%	3/1/28	3,975	4,059
	Southern California Edison Co.	4.200%	3/1/29	8,000	8,478
	Southern California Edison Co.	6.650%	4/1/29	850	972
	Southern California Edison Co.	6.000%	1/15/34	3,600	4,318
	Southern California Edison Co.	5.750%	4/1/35	800	926
	Southern California Edison Co.	5.350%	7/15/35	4,585	5,119
	Southern California Edison Co.	5.550%	1/15/36	500	563
	Southern California Edison Co.	5.625%	2/1/36	1,875	2,152
	Southern California Edison Co.	5.950%	2/1/38	2,800	3,345
	Southern California Edison Co.	6.050%	3/15/39	1,460	1,772
	Southern California Edison Co.	4.500%	9/1/40	6,882	7,204
	Southern California Edison Co.	4.050%	3/15/42	7,179	7,069
	Southern California Edison Co.	3.900%	3/15/43	2,975	2,887
	Southern California Edison Co.	4.650%	10/1/43	5,575	5,958
	Southern California Edison Co.	3.600%	2/1/45	2,200	2,042
	Southern California Edison Co.	4.000%	4/1/47	6,471	6,433
	Southern California Edison Co.	4.125%	3/1/48	13,570	13,661
	Southern California Edison Co.	4.875%	3/1/49	4,400	4,937
	Southern Co.	2.350%	7/1/21	11,100	11,027
	Southern Co.	2.950%	7/1/23	3,200	3,243
	Southern Co.	3.250%	7/1/26	13,355	13,559
	Southern Co.	4.250%	7/1/36	4,245	4,357
	Southern Co.	4.400%	7/1/46	12,255	12,904

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Southern Co.	5.500%	3/15/57	1,400	1,431
	Southern Power Co.	2.500%	12/15/21	5,125	5,129
	Southern Power Co.	4.150%	12/1/25	4,525	4,816
	Southern Power Co.	5.150%	9/15/41	6,290	6,865
	Southern Power Co.	5.250%	7/15/43	5,835	6,442
	Southern Power Co.	4.950%	12/15/46	3,475	3,717
	Southwestern Electric Power Co.	2.750%	10/1/26	4,800	4,683
	Southwestern Electric Power Co.	4.100%	9/15/28	10,650	11,473
	Southwestern Electric Power Co.	6.200%	3/15/40	3,025	3,898
	Southwestern Electric Power Co.	3.900%	4/1/45	9,291	9,194
	Southwestern Electric Power Co.	3.850%	2/1/48	7,024	6,910
	Southwestern Public Service Co.	3.300%	6/15/24	200	208
	Southwestern Public Service Co.	4.500%	8/15/41	4,164	4,641
	Southwestern Public Service Co.	3.400%	8/15/46	14,300	13,795
	Southwestern Public Service Co.	3.700%	8/15/47	9,075	9,162
	Southwestern Public Service Co.	4.400%	11/15/48	610	687
	Southwestern Public Service Co.	3.750%	6/15/49	5,000	5,041
	Tampa Electric Co.	4.100%	6/15/42	1,950	2,022
	Tampa Electric Co.	4.350%	5/15/44	4,500	4,854
	Tampa Electric Co.	4.300%	6/15/48	4,090	4,436
	Tampa Electric Co.	4.450%	6/15/49	5,500	6,157
	Toledo Edison Co.	6.150%	5/15/37	2,769	3,542
	TransAlta Corp.	6.500%	3/15/40	1,993	1,865
	Tucson Electric Power Co.	3.050%	3/15/25	2,000	2,021
	UIL Holdings Corp.	4.625%	10/1/20	4,400	4,509
	Union Electric Co.	3.500%	4/15/24	4,990	5,226
	Union Electric Co.	2.950%	6/15/27	15,375	15,564
	Union Electric Co.	3.500%	3/15/29	3,650	3,854
	Union Electric Co.	5.300%	8/1/37	3,244	3,960
	Union Electric Co.	8.450%	3/15/39	2,300	3,641
	Union Electric Co.	3.900%	9/15/42	175	184
	Union Electric Co.	3.650%	4/15/45	1,825	1,854
	Union Electric Co.	4.000%	4/1/48	3,500	3,701
	Virginia Electric & Power Co.	2.950%	1/15/22	2,025	2,056
	Virginia Electric & Power Co.	3.450%	9/1/22	14,384	14,833
	Virginia Electric & Power Co.	2.750%	3/15/23	6,075	6,157
	Virginia Electric & Power Co.	3.450%	2/15/24	5,390	5,618
	Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,544
	Virginia Electric & Power Co.	3.150%	1/15/26	8,145	8,391
	Virginia Electric & Power Co.	2.950%	11/15/26	3,532	3,584
	Virginia Electric & Power Co.	3.500%	3/15/27	6,550	6,894
	Virginia Electric & Power Co.	3.800%	4/1/28	6,000	6,410
	Virginia Electric & Power Co.	6.000%	1/15/36	2,890	3,655
	Virginia Electric & Power Co.	6.000%	5/15/37	4,835	6,239
	Virginia Electric & Power Co.	6.350%	11/30/37	3,150	4,219
	Virginia Electric & Power Co.	4.000%	1/15/43	18,375	19,281
	Virginia Electric & Power Co.	4.650%	8/15/43	4,855	5,540
	Virginia Electric & Power Co.	4.450%	2/15/44	5,925	6,595
	Virginia Electric & Power Co.	4.200%	5/15/45	3,050	3,268
	Virginia Electric & Power Co.	4.000%	11/15/46	7,500	7,905
	Virginia Electric & Power Co.	3.800%	9/15/47	6,604	6,772
	Virginia Electric & Power Co.	4.600%	12/1/48	7,075	8,190
	WEC Energy Group Inc.	3.375%	6/15/21	4,250	4,337
	WEC Energy Group Inc.	3.550%	6/15/25	2,900	3,038

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Westar Energy Inc.	2.550%	7/1/26	6,250	6,052
Westar Energy Inc.	3.100%	4/1/27	4,500	4,609
Westar Energy Inc.	4.125%	3/1/42	5,160	5,507
Westar Energy Inc.	4.100%	4/1/43	3,455	3,712
Westar Energy Inc.	4.250%	12/1/45	3,010	3,301
Wisconsin Electric Power Co.	5.625%	5/15/33	150	188
Wisconsin Electric Power Co.	5.700%	12/1/36	100	130
Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	3,029
Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,338
Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	2,916
Wisconsin Public Service Corp.	3.350%	11/21/21	3,500	3,588
Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	2,677
Wisconsin Public Service Corp.	4.752%	11/1/44	3,675	4,344
Xcel Energy Inc.	2.400%	3/15/21	3,325	3,326
Xcel Energy Inc.	2.600%	3/15/22	4,250	4,284
Xcel Energy Inc.	3.300%	6/1/25	9,900	10,203
Xcel Energy Inc.	3.350%	12/1/26	3,325	3,407
Xcel Energy Inc.	4.000%	6/15/28	7,500	8,058
Xcel Energy Inc.	6.500%	7/1/36	986	1,287

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	5,800	5,900
Atmos Energy Corp.	5.500%	6/15/41	4,110	5,176
Atmos Energy Corp.	4.150%	1/15/43	3,435	3,719
Atmos Energy Corp.	4.125%	10/15/44	5,675	6,182
Atmos Energy Corp.	4.125%	3/15/49	2,938	3,215
CenterPoint Energy Resources Corp.	4.500%	1/15/21	5,061	5,197
CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,500	2,572
CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	7,479
CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,575	3,167
CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,525	2,570
KeySpan Corp.	5.803%	4/1/35	2,817	3,317
NiSource Finance Corp.	3.490%	5/15/27	7,350	7,584
NiSource Finance Corp.	5.950%	6/15/41	10,447	12,787
NiSource Finance Corp.	5.250%	2/15/43	2,720	3,143
NiSource Finance Corp.	4.800%	2/15/44	3,300	3,637
NiSource Finance Corp.	5.650%	2/1/45	767	925
NiSource Finance Corp.	4.375%	5/15/47	7,375	7,805
NiSource Inc.	2.650%	11/17/22	4,775	4,810
NiSource Inc.	3.650%	6/15/23	3,455	3,576
ONE Gas Inc.	4.658%	2/1/44	4,525	5,249
ONE Gas Inc.	4.500%	11/1/48	6,925	7,864
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	5,075	5,297
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,367
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,595	4,399
Sempra Energy	2.850%	11/15/20	4,165	4,182
Sempra Energy	2.900%	2/1/23	2,625	2,642
Sempra Energy	4.050%	12/1/23	11,835	12,448
Sempra Energy	3.750%	11/15/25	12,905	13,306
Sempra Energy	3.250%	6/15/27	7,595	7,578
Sempra Energy	3.400%	2/1/28	8,700	8,657
Sempra Energy	3.800%	2/1/38	10,875	10,502
Sempra Energy	6.000%	10/15/39	8,000	9,663
Sempra Energy	4.000%	2/1/48	7,355	7,177

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Gas Co.	3.150%	9/15/24	4,200	4,338
Southern California Gas Co.	3.200%	6/15/25	560	570
Southern California Gas Co.	2.600%	6/15/26	11,376	11,168
Southern California Gas Co.	3.750%	9/15/42	2,975	3,000
Southern California Gas Co.	4.125%	6/1/48	5,000	5,325
Southern California Gas Co.	4.300%	1/15/49	4,500	4,902
Southern California Gas Co.	3.950%	2/15/50	3,100	3,204
Southern Co. Gas Capital Corp.	3.500%	9/15/21	630	644
Southern Co. Gas Capital Corp.	3.250%	6/15/26	2,775	2,794
Southern Co. Gas Capital Corp.	5.875%	3/15/41	5,575	6,765
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,000	1,049
Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,500	4,430
Southern Co. Gas Capital Corp.	4.400%	5/30/47	14,245	15,037
Southwest Gas Corp.	3.700%	4/1/28	2,500	2,611
Southwest Gas Corp.	3.800%	9/29/46	2,600	2,537
Southwest Gas Corp.	4.150%	6/1/49	1,900	1,971
Washington Gas Light Co.	3.796%	9/15/46	3,550	3,545

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	5,075	5,331
American Water Capital Corp.	3.400%	3/1/25	4,500	4,671
American Water Capital Corp.	2.950%	9/1/27	11,000	11,069
American Water Capital Corp.	3.450%	6/1/29	6,420	6,664
American Water Capital Corp.	6.593%	10/15/37	6,650	9,023
American Water Capital Corp.	4.300%	9/1/45	1,025	1,107
American Water Capital Corp.	4.000%	12/1/46	600	621
American Water Capital Corp.	3.750%	9/1/47	9,825	9,883
American Water Capital Corp.	4.200%	9/1/48	8,000	8,617
American Water Capital Corp.	4.150%	6/1/49	4,800	5,153
Aqua America Inc.	3.566%	5/1/29	3,000	3,124
Aqua America Inc.	4.276%	5/1/49	4,000	4,304
United Utilities plc	6.875%	8/15/28	75	92
Veolia Environnement SA	6.750%	6/1/38	4,275	5,625
				3,449,085
Total Corporate Bonds (Cost $46,076,577)				48,373,180
Sovereign Bonds (4.1%)
African Development Bank	2.625%	3/22/21	7,375	7,468
African Development Bank	1.250%	7/26/21	10,750	10,621
African Development Bank	2.375%	9/23/21	13,500	13,656
African Development Bank	2.125%	11/16/22	31,950	32,255
African Development Bank	3.000%	9/20/23	12,900	13,490
Agricultural Bank of China Ltd.	2.750%	5/21/20	1,050	1,053
Asian Development Bank	2.875%	11/27/20	8,800	8,912
Asian Development Bank	2.250%	1/20/21	22,400	22,521
Asian Development Bank	1.625%	3/16/21	8,300	8,266
Asian Development Bank	2.000%	2/16/22	53,650	53,934
Asian Development Bank	1.875%	2/18/22	17,415	17,452
Asian Development Bank	1.875%	8/10/22	6,000	6,015
Asian Development Bank	1.750%	9/13/22	26,015	25,973
Asian Development Bank	2.750%	3/17/23	50,000	51,675
Asian Development Bank	2.625%	1/30/24	15,900	16,434
Asian Development Bank	2.000%	1/22/25	10,750	10,814
Asian Development Bank	2.000%	4/24/26	1,700	1,706

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Asian Development Bank	2.625%	1/12/27	7,250	7,578
	Asian Development Bank	2.375%	8/10/27	5,265	5,398
	Asian Development Bank	6.220%	8/15/27	2,175	2,778
	Asian Development Bank	2.500%	11/2/27	46,115	47,715
	Asian Development Bank	2.750%	1/19/28	450	473
	Asian Development Bank	3.125%	9/26/28	15,188	16,479
	Asian Infrastructure Investment Bank	2.250%	5/16/24	7,975	8,098
	Canada	2.625%	1/25/22	11,000	11,229
	Canada	2.000%	11/15/22	25,890	26,061
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	15,380	15,493
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	500	535
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	8,000	8,007
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	22,100	22,741
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	30,000	32,580
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	19,075	20,247
	CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	8,865	10,439
	Corp. Andina de Fomento	3.250%	2/11/22	2,000	2,037
	Corp. Andina de Fomento	3.750%	11/23/23	9,500	9,914
	Corp. Andina de Fomento	2.200%	7/18/20	14,000	13,944
	Corp. Andina de Fomento	4.375%	6/15/22	23,269	24,482
	Corp. Andina de Fomento	2.750%	1/6/23	11,350	11,395
	Council Of Europe Development Bank	1.625%	3/16/21	4,600	4,579
	Council Of Europe Development Bank	2.625%	2/13/23	18,475	18,965
	Council Of Europe Development Bank	2.500%	2/27/24	1,825	1,876
	Ecopetrol SA	5.875%	9/18/23	15,725	17,396
	Ecopetrol SA	4.125%	1/16/25	16,775	17,362
	Ecopetrol SA	5.375%	6/26/26	15,000	16,519
	Ecopetrol SA	7.375%	9/18/43	6,000	7,695
	Ecopetrol SA	5.875%	5/28/45	17,775	19,575
	Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	5,000	5,116
	Equinor ASA	2.900%	11/8/20	5,060	5,120
	Equinor ASA	2.750%	11/10/21	10,400	10,542
	Equinor ASA	3.150%	1/23/22	4,475	4,581
	Equinor ASA	2.450%	1/17/23	17,667	17,819
	Equinor ASA	2.650%	1/15/24	18,747	19,023
	Equinor ASA	3.700%	3/1/24	9,856	10,446
	Equinor ASA	3.250%	11/10/24	5,900	6,158
	Equinor ASA	7.250%	9/23/27	4,350	5,719
	Equinor ASA	3.625%	9/10/28	9,652	10,377
7	Equinor ASA	6.500%	12/1/28	225	290
	Equinor ASA	5.100%	8/17/40	11,100	13,726
	Equinor ASA	4.250%	11/23/41	3,100	3,456
	Equinor ASA	3.950%	5/15/43	2,550	2,745
	Equinor ASA	4.800%	11/8/43	12,295	14,888
	European Bank for Reconstruction & Development	2.000%	2/1/21	35,000	35,053
	European Bank for Reconstruction & Development	1.875%	7/15/21	5,200	5,199
	European Bank for Reconstruction & Development	1.500%	11/2/21	11,000	10,917
	European Bank for Reconstruction & Development	1.875%	2/23/22	14,300	14,319
	European Bank for Reconstruction & Development	2.750%	3/7/23	24,750	25,564

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
European Investment Bank	1.375%	6/15/20	31,725	31,520
European Investment Bank	1.625%	8/14/20	60,500	60,261
European Investment Bank	2.875%	9/15/ 20	17,750	17,941
European Investment Bank	1.625%	12/15/20	21,280	21,180
European Investment Bank	4.000%	2/16/21	22,150	22,892
European Investment Bank	2.000%	3/15/21	52,850	52,953
European Investment Bank	2.500%	4/15/21	28,700	29,014
European Investment Bank	2.375%	5/13/21	7,000	7,067
European Investment Bank	1.625%	6/15/21	13,000	12,946
European Investment Bank	1.375%	9/15/21	2,000	1,981
European Investment Bank	2.125%	10/15/21	7,600	7,651
European Investment Bank	2.875%	12/15/21	31,890	32,699
European Investment Bank	2.250%	3/15/22	71,575	72,435
European Investment Bank	2.625%	5/20/22	22,000	22,506
European Investment Bank	2.375%	6/15/22	44,995	45,733
European Investment Bank	2.250%	8/15/22	14,470	14,666
European Investment Bank	2.000%	12/15/22	867	872
European Investment Bank	2.500%	3/15/23	63,300	64,853
European Investment Bank	2.875%	8/15/23	32,200	33,508
European Investment Bank	3.125%	12/14/23	12,000	12,658
European Investment Bank	3.250%	1/29/24	59,480	63,099
European Investment Bank	2.625%	3/15/24	52,370	54,174
European Investment Bank	2.250%	6/24/24	17,000	17,309
European Investment Bank	1.875%	2/10/25	10,100	10,094
European Investment Bank	2.125%	4/13/26	26,000	26,279
European Investment Bank	2.375%	5/24/27	8,000	8,233
European Investment Bank	4.875%	2/15/36	13,460	17,710
Export Development Canada	2.000%	11/30/20	23,335	23,331
Export Development Canada	1.500%	5/26/21	17,900	17,763
Export Development Canada	1.375%	10/21/21	18,040	17,859
Export Development Canada	2.500%	1/24/23	5,250	5,368
Export Development Canada	2.750%	3/15/23	8,850	9,137
Export Development Canada	2.625%	2/21/24	5,000	5,152
Export-Import Bank of Korea	5.125%	6/29/20	2,800	2,880
Export-Import Bank of Korea	2.500%	11/1/20	16,000	16,042
Export-Import Bank of Korea	4.000%	1/29/21	3,400	3,484
Export-Import Bank of Korea	2.500%	5/10/21	6,000	6,014
Export-Import Bank of Korea	4.375%	9/15/21	4,000	4,173
Export-Import Bank of Korea	1.875%	10/21/21	13,450	13,327
Export-Import Bank of Korea	3.500%	11/27/21	5,000	5,133
Export-Import Bank of Korea	2.750%	1/25/22	14,500	14,643
Export-Import Bank of Korea	5.000%	4/11/22	3,300	3,530
Export-Import Bank of Korea	3.000%	11/1/22	8,000	8,168
Export-Import Bank of Korea	3.625%	11/27/23	10,000	10,519
Export-Import Bank of Korea	4.000%	1/14/24	17,850	19,049
Export-Import Bank of Korea	2.875%	1/21/25	3,000	3,055
Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,469
Export-Import Bank of Korea	2.625%	5/26/26	6,000	5,933
Export-Import Bank of Korea	3.250%	8/12/26	425	438
FMS Wertmanagement AoeR	2.000%	8/1/22	46,500	46,719
Hydro-Quebec	8.400%	1/15/22	4,215	4,837
Hydro-Quebec	8.050%	7/7/24	7,240	9,160
Hydro-Quebec	8.500%	12/1/29	3,940	5,962
Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	1,550	1,554

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,200	5,198
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	6,250	6,303
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	10,212	10,465
Inter-American Development Bank	1.875%	6/16/20	8,900	8,886
Inter-American Development Bank	2.125%	11/9/20	22,580	22,637
Inter-American Development Bank	1.875%	3/15/21	1,775	1,774
Inter-American Development Bank	2.625%	4/19/21	24,089	24,416
Inter-American Development Bank	2.125%	1/18/22	51,750	52,138
Inter-American Development Bank	1.750%	4/14/22	25,600	25,557
Inter-American Development Bank	1.750%	9/14/22	30,850	30,781
Inter-American Development Bank	3.000%	9/26/22	24,000	24,876
Inter-American Development Bank	2.500%	1/18/23	47,275	48,370
Inter-American Development Bank	3.000%	10/4/23	34,050	35,650
Inter-American Development Bank	3.000%	2/21/24	13,000	13,645
Inter-American Development Bank	2.125%	1/15/25	14,000	14,167
Inter-American Development Bank	7.000%	6/15/25	4,575	5,752
Inter-American Development Bank	2.000%	6/2/26	27,625	27,652
Inter-American Development Bank	2.375%	7/7/27	28,500	29,213
Inter-American Development Bank	3.125%	9/18/28	25,000	27,121
Inter-American Development Bank	2.250%	6/18/29	5,300	5,363
Inter-American Development Bank	3.200%	8/7/42	3,375	3,642
Inter-American Development Bank	4.375%	1/24/44	4,600	5,914
International Bank for Reconstruction & Development	1.625%	9/4/20	23,695	23,605
International Bank for Reconstruction & Development	2.125%	11/1/20	20,210	20,255
International Bank for Reconstruction & Development	1.625%	3/9/21	27,125	27,005
International Bank for Reconstruction & Development	1.375%	5/24/21	34,300	33,997
International Bank for Reconstruction & Development	2.250%	6/24/21	10,250	10,331
International Bank for Reconstruction & Development	2.750%	7/23/21	29,500	30,044
International Bank for Reconstruction & Development	1.375%	9/20/21	34,810	34,481
International Bank for Reconstruction & Development	2.125%	12/13/21	15,270	15,384
International Bank for Reconstruction & Development	2.000%	1/26/22	79,500	79,913
International Bank for Reconstruction & Development	1.625%	2/10/22	28,625	28,504
International Bank for Reconstruction & Development	2.125%	7/1/22	35,225	35,576
International Bank for Reconstruction & Development	7.625%	1/19/23	19,955	23,892
International Bank for Reconstruction & Development	1.750%	4/19/23	6,020	6,009
International Bank for Reconstruction & Development	1.875%	6/19/23	64,975	65,120
International Bank for Reconstruction & Development	3.000%	9/27/23	41,368	43,355
International Bank for Reconstruction & Development	2.500%	3/19/24	16,545	17,038

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	International Bank for Reconstruction & Development	2.500%	11/25/24	34,250	35,377
	International Bank for Reconstruction & Development	2.500%	7/29/25	47,450	49,007
	International Bank for Reconstruction & Development	3.125%	11/20/25	19,620	21,028
	International Bank for Reconstruction & Development	8.875%	3/1/26	450	620
	International Bank for Reconstruction & Development	2.500%	11/22/27	15,000	15,524
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,500	3,225
	International Finance Corp.	1.625%	7/16/20	15,030	14,987
	International Finance Corp.	2.250%	1/25/21	33,625	33,804
	International Finance Corp.	2.000%	10/24/22	9,604	9,671
	International Finance Corp.	2.875%	7/31/23	13,914	14,484
	International Finance Corp.	2.125%	4/7/26	15,290	15,437
8	Japan Bank for International Cooperation	2.125%	7/21/20	11,710	11,710
8	Japan Bank for International Cooperation	2.125%	11/16/20	29,090	29,118
8	Japan Bank for International Cooperation	1.875%	4/20/21	6,600	6,584
8	Japan Bank for International Cooperation	3.125%	7/20/21	3,225	3,300
8	Japan Bank for International Cooperation	1.500%	7/21/21	18,100	17,932
8	Japan Bank for International Cooperation	2.000%	11/4/21	8,250	8,242
8	Japan Bank for International Cooperation	2.500%	6/1/22	2,200	2,228
8	Japan Bank for International Cooperation	2.375%	7/21/22	9,340	9,429
8	Japan Bank for International Cooperation	2.375%	11/16/22	22,180	22,400
8	Japan Bank for International Cooperation	3.250%	7/20/23	6,675	6,978
8	Japan Bank for International Cooperation	3.375%	7/31/23	225	236
8	Japan Bank for International Cooperation	3.375%	10/31/23	18,900	19,893
8	Japan Bank for International Cooperation	2.500%	5/23/24	15,000	15,266
8	Japan Bank for International Cooperation	3.000%	5/29/24	16,250	16,900
8	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	14,453
8	Japan Bank for International Cooperation	2.375%	4/20/26	1,600	1,611
8	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	17,933
8	Japan Bank for International Cooperation	2.875%	6/1/27	12,000	12,457
8	Japan Bank for International Cooperation	2.875%	7/21/27	12,700	13,144
8	Japan Bank for International Cooperation	2.750%	11/16/27	35,350	36,315
8	Japan Bank for International Cooperation	3.250%	7/20/28	12,150	12,979
8	Japan Bank for International Cooperation	3.500%	10/31/28	16,150	17,616
8	Japan International Cooperation Agency	2.750%	4/27/27	8,400	8,587
8	Japan International Cooperation Agency	3.375%	6/12/28	4,500	4,826
9	KFW	1.875%	6/30/20	12,000	11,983
9	KFW	2.750%	7/15/20	41,000	41,305
9	KFW	2.750%	9/8/20	20,575	20,761
9	KFW	2.750%	10/1/20	13,950	14,084
9	KFW	1.875%	12/15/20	66,035	65,952
9	KFW	1.625%	3/15/21	1,100	1,096
9	KFW	2.375%	3/24/21	41,000	41,348
9	KFW	2.625%	4/12/21	35,000	35,464
9	KFW	1.500%	6/15/21	35,600	35,367
9	KFW	2.375%	8/25/21	19,590	19,821
9	KFW	1.750%	9/15/21	33,000	32,955
9	KFW	2.000%	11/30/21	14,715	14,780
9	KFW	3.125%	12/15/21	54,665	56,351
9	KFW	2.625%	1/25/22	32,500	33,159

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
9	KFW	2.125%	3/7/22	70,000	70,589
9	KFW	2.125%	6/15/22	41,100	41,468
9	KFW	2.000%	10/4/22	24,875	25,022
9	KFW	2.375%	12/29/22	49,000	49,930
9	KFW	2.125%	1/17/23	23,700	23,945
9	KFW	2.500%	11/20/24	39,500	40,755
9	KFW	2.000%	5/2/25	16,640	16,735
9	KFW	2.875%	4/3/28	18,635	19,804
9	KFW	0.000%	4/18/36	9,385	6,097
9	KFW	0.000%	6/29/37	23,742	14,957
	Korea Development Bank	2.500%	1/13/21	5,000	5,005
	Korea Development Bank	4.625%	11/16/21	9,800	10,300
	Korea Development Bank	2.625%	2/27/22	14,000	14,119
	Korea Development Bank	3.000%	9/14/22	30,650	31,249
	Korea Development Bank	3.375%	3/12/23	24,200	25,067
	Korea Development Bank	2.750%	3/19/23	3,100	3,142
	Korea Development Bank	3.750%	1/22/24	14,400	15,243
	Korea Development Bank	3.250%	2/19/24	1,000	1,037
	Korea Development Bank	3.000%	1/13/26	1,500	1,520
9	Kreditanstalt fuer Wiederaufbau	2.500%	2/15/22	58,700	59,713
9	Kreditanstalt fuer Wiederaufbau	2.625%	2/28/24	30,000	31,010
9	Landwirtschaftliche Rentenbank	2.250%	10/1/21	18,885	19,045
9	Landwirtschaftliche Rentenbank	2.000%	12/6/21	3,345	3,357
9	Landwirtschaftliche Rentenbank	3.125%	11/14/23	5,000	5,261
9	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	16,371
9	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	14,932
9	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,095	8,936
9	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	23,827
	Nexen Energy ULC	7.875%	3/15/32	4,075	5,892
	Nexen Energy ULC	5.875%	3/10/35	690	859
	Nexen Energy ULC	6.400%	5/15/37	13,400	17,837
	Nexen Energy ULC	7.500%	7/30/39	4,275	6,463
	Nordic Investment Bank	1.625%	11/20/20	15,600	15,530
	Nordic Investment Bank	2.250%	2/1/21	16,500	16,589
	Nordic Investment Bank	1.250%	8/2/21	5,000	4,941
	Nordic Investment Bank	2.125%	2/1/22	9,000	9,071
	Nordic Investment Bank	2.875%	7/19/23	8,750	9,096
	Nordic Investment Bank	2.250%	5/21/24	6,300	6,418
	North American Development Bank	2.400%	10/26/22	3,450	3,459
10	Oesterreichische Kontrollbank AG	1.500%	10/21/20	30,000	29,787
10	Oesterreichische Kontrollbank AG	1.875%	1/20/21	10,900	10,884
10	Oesterreichische Kontrollbank AG	2.875%	9/7/21	3,957	4,040
10	Oesterreichische Kontrollbank AG	2.375%	10/1/21	6,450	6,521
10	Oesterreichische Kontrollbank AG	2.625%	1/31/22	5,000	5,099
10	Oesterreichische Kontrollbank AG	2.875%	3/13/23	3,000	3,108
10	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,000	5,249
4	Oriental Republic of Uruguay	8.000%	11/18/22	4,855	5,462
4	Oriental Republic of Uruguay	4.500%	8/14/24	9,793	10,455
4	Oriental Republic of Uruguay	4.375%	10/27/27	9,995	10,795
4	Oriental Republic of Uruguay	4.375%	1/23/31	16,361	17,711
	Oriental Republic of Uruguay	7.875%	1/15/33	200	286
4	Oriental Republic of Uruguay	7.625%	3/21/36	4,593	6,534
4	Oriental Republic of Uruguay	4.125%	11/20/45	6,579	6,702
4	Oriental Republic of Uruguay	5.100%	6/18/50	26,410	29,711
4	Oriental Republic of Uruguay	4.975%	4/20/55	22,682	25,007

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Petroleos Mexicanos	5.500%	1/21/21	18,520	18,757
	Petroleos Mexicanos	6.375%	2/4/21	4,713	4,836
	Petroleos Mexicanos	4.875%	1/24/22	38,957	38,788
	Petroleos Mexicanos	5.375%	3/13/22	18,466	18,556
	Petroleos Mexicanos	3.500%	1/30/23	10,140	9,629
	Petroleos Mexicanos	4.625%	9/21/23	14,312	13,994
	Petroleos Mexicanos	4.875%	1/18/24	11,892	11,640
4	Petroleos Mexicanos	2.290%	2/15/24	750	753
	Petroleos Mexicanos	4.250%	1/15/25	3,600	3,331
	Petroleos Mexicanos	2.378%	4/15/25	1,140	1,148
	Petroleos Mexicanos	4.500%	1/23/26	4,240	3,865
	Petroleos Mexicanos	6.875%	8/4/26	26,233	26,506
	Petroleos Mexicanos	6.500%	3/13/27	70,774	69,979
	Petroleos Mexicanos	5.350%	2/12/28	35,072	31,845
	Petroleos Mexicanos	6.500%	1/23/29	20,325	19,670
	Petroleos Mexicanos	6.625%	6/15/35	17,000	15,710
	Petroleos Mexicanos	6.625%	6/15/38	5,940	5,284
	Petroleos Mexicanos	6.500%	6/2/41	16,025	14,195
	Petroleos Mexicanos	5.500%	6/27/44	7,825	6,266
	Petroleos Mexicanos	6.375%	1/23/45	23,080	19,831
	Petroleos Mexicanos	5.625%	1/23/46	11,226	9,039
	Petroleos Mexicanos	6.750%	9/21/47	59,284	52,736
	Petroleos Mexicanos	6.350%	2/12/48	37,379	32,090
	Province of Alberta	2.200%	7/26/22	20,105	20,226
	Province of Alberta	3.350%	11/1/23	17,910	18,872
	Province of Alberta	2.950%	1/23/24	12,350	12,738
	Province of Alberta	3.300%	3/15/28	14,000	14,976
	Province of British Columbia	2.650%	9/22/21	13,150	13,363
	Province of British Columbia	2.000%	10/23/22	17,150	17,212
	Province of British Columbia	2.250%	6/2/26	1,150	1,158
	Province of British Columbia	7.250%	9/1/36	2,681	4,232
	Province of Manitoba	2.100%	9/6/22	7,100	7,127
	Province of Manitoba	2.600%	4/16/24	9,700	9,935
	Province of Manitoba	3.050%	5/14/24	4,800	5,022
	Province of Manitoba	2.125%	6/22/26	9,782	9,693
	Province of New Brunswick	2.500%	12/12/22	4,005	4,065
	Province of New Brunswick	3.625%	2/24/28	5,300	5,771
	Province of Nova Scotia	9.125%	5/1/21	1,280	1,435
	Province of Ontario	2.550%	2/12/21	40,000	40,344
	Province of Ontario	2.500%	9/10/21	16,000	16,176
	Province of Ontario	2.400%	2/8/22	16,000	16,179
	Province of Ontario	2.550%	4/25/22	17,100	17,373
	Province of Ontario	2.250%	5/18/22	27,900	28,144
	Province of Ontario	2.450%	6/29/22	1,525	1,546
	Province of Ontario	2.200%	10/3/22	16,725	16,847
	Province of Ontario	3.400%	10/17/23	35,765	37,715
	Province of Ontario	3.050%	1/29/24	20,050	20,778
	Province of Ontario	3.200%	5/16/24	10,000	10,523
	Province of Ontario	2.500%	4/27/26	8,000	8,137
	Province of Ontario	2.300%	6/15/26	20,000	20,083
	Province of Quebec	3.500%	7/29/20	8,670	8,799
	Province of Quebec	2.750%	8/25/21	13,725	13,934
	Province of Quebec	2.375%	1/31/22	8,000	8,089
	Province of Quebec	2.625%	2/13/23	34,919	35,619
	Province of Quebec	7.125%	2/9/24	8,675	10,520

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Province of Quebec	2.875%	10/16/24	9,400	9,726
	Province of Quebec	2.500%	4/20/26	500	510
	Province of Quebec	2.750%	4/12/27	43,050	44,307
	Province of Quebec	7.500%	9/15/29	11,407	16,455
	Republic of Chile	3.875%	8/5/20	2,700	2,750
	Republic of Chile	3.250%	9/14/21	5,395	5,523
	Republic of Chile	2.250%	10/30/22	1,000	1,004
	Republic of Chile	3.125%	3/27/25	7,330	7,622
	Republic of Chile	3.125%	1/21/26	8,894	9,261
4	Republic of Chile	3.240%	2/6/28	18,410	19,288
	Republic of Chile	3.860%	6/21/47	12,300	13,281
4	Republic of Chile	3.500%	1/25/50	4,600	4,648
	Republic of Colombia	4.375%	7/12/21	10,885	11,266
4	Republic of Colombia	2.625%	3/15/23	22,050	21,981
	Republic of Colombia	4.000%	2/26/24	23,633	24,726
	Republic of Colombia	8.125%	5/21/24	1,800	2,219
4	Republic of Colombia	4.500%	1/28/26	22,717	24,534
4	Republic of Colombia	3.875%	4/25/27	13,450	14,019
4	Republic of Colombia	4.500%	3/15/29	16,300	17,808
	Republic of Colombia	10.375%	1/28/33	3,850	6,031
	Republic of Colombia	7.375%	9/18/37	9,600	13,032
	Republic of Colombia	6.125%	1/18/41	22,000	27,195
4	Republic of Colombia	5.625%	2/26/44	21,750	25,719
4	Republic of Colombia	5.000%	6/15/45	43,820	48,366
	Republic of Colombia	5.200%	5/15/49	17,400	19,749
	Republic of Finland	6.950%	2/15/26	1,000	1,253
	Republic of Hungary	6.375%	3/29/21	50,045	53,476
	Republic of Hungary	5.375%	2/21/23	36,900	40,636
	Republic of Hungary	5.750%	11/22/23	175	198
	Republic of Hungary	7.625%	3/29/41	12,775	20,469
	Republic of Indonesia	2.950%	1/11/23	2,475	2,487
	Republic of Indonesia	4.450%	2/11/24	2,400	2,547
	Republic of Indonesia	3.500%	1/11/28	15,400	15,460
	Republic of Indonesia	4.100%	4/24/28	7,850	8,282
	Republic of Indonesia	4.750%	2/11/29	11,150	12,348
	Republic of Indonesia	3.400%	9/18/29	3,250	3,253
7	Republic of Indonesia	4.750%	7/18/47	4,400	4,741
	Republic of Indonesia	4.350%	1/11/48	15,545	16,030
	Republic of Indonesia	5.350%	2/11/49	6,300	7,505
	Republic of Italy	6.875%	9/27/23	24,693	27,876
	Republic of Italy	5.375%	6/15/33	16,945	18,474
	Republic of Korea	3.875%	9/11/23	1,200	1,285
	Republic of Korea	5.625%	11/3/25	575	683
	Republic of Korea	2.750%	1/19/27	33,400	33,909
	Republic of Korea	4.125%	6/10/44	5,635	6,585
	Republic of Korea	3.875%	9/20/48	4,193	4,775
4	Republic of Panama	4.000%	9/22/24	11,550	12,287
4	Republic of Panama	3.750%	3/16/25	12,200	12,856
	Republic of Panama	7.125%	1/29/26	7,622	9,499
	Republic of Panama	8.875%	9/30/27	4,246	6,008
4	Republic of Panama	3.875%	3/17/28	11,190	11,946
	Republic of Panama	9.375%	4/1/29	8,380	12,549
4	Republic of Panama	6.700%	1/26/36	20,973	28,548
4	Republic of Panama	4.500%	5/15/47	11,543	13,015
4	Republic of Panama	4.500%	4/16/50	15,318	17,196

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Republic of Panama	4.300%	4/29/53	5,950	6,545
	Republic of Peru	7.350%	7/21/25	100	128
	Republic of Peru	4.125%	8/25/27	800	891
	Republic of Peru	2.844%	6/20/30	8,850	8,881
	Republic of Peru	8.750%	11/21/33	28,118	45,394
4	Republic of Peru	6.550%	3/14/37	10,180	14,343
	Republic of Peru	5.625%	11/18/50	25,833	35,529
	Republic of Poland	5.125%	4/21/21	14,650	15,401
	Republic of Poland	5.000%	3/23/22	19,385	20,814
	Republic of Poland	3.000%	3/17/23	24,675	25,319
	Republic of Poland	4.000%	1/22/24	18,650	20,049
	Republic of Poland	3.250%	4/6/26	10,200	10,786
	Republic of the Philippines	4.000%	1/15/21	22,275	22,829
	Republic of the Philippines	4.200%	1/21/24	8,200	8,823
	Republic of the Philippines	9.500%	10/21/24	2,170	2,916
	Republic of the Philippines	10.625%	3/16/25	8,525	12,191
	Republic of the Philippines	5.500%	3/30/26	9,350	10,998
	Republic of the Philippines	3.000%	2/1/28	25,000	25,635
	Republic of the Philippines	3.750%	1/14/29	14,000	15,208
	Republic of the Philippines	9.500%	2/2/30	16,750	26,737
	Republic of the Philippines	7.750%	1/14/31	13,300	19,551
	Republic of the Philippines	6.375%	1/15/32	10,004	13,493
	Republic of the Philippines	6.375%	10/23/34	16,540	23,032
	Republic of the Philippines	5.000%	1/13/37	8,950	11,199
	Republic of the Philippines	3.950%	1/20/40	29,999	33,344
	Republic of the Philippines	3.700%	3/1/41	13,608	14,731
	Republic of the Philippines	3.700%	2/2/42	16,288	17,632
7	Sinopec Group Overseas Development 2012 Ltd.	4.875%	5/17/42	450	523
	State of Israel	4.000%	6/30/22	8,200	8,641
	State of Israel	3.150%	6/30/23	2,400	2,487
	State of Israel	2.875%	3/16/26	30,400	31,390
	State of Israel	3.250%	1/17/28	11,800	12,470
	State of Israel	4.500%	1/30/43	8,980	10,296
	State of Israel	4.125%	1/17/48	10,525	11,535
	Svensk Exportkredit AB	1.750%	8/28/20	22,370	22,282
	Svensk Exportkredit AB	2.750%	10/7/20	13,565	13,685
	Svensk Exportkredit AB	1.750%	3/10/21	7,500	7,471
	Svensk Exportkredit AB	2.375%	4/9/21	3,700	3,728
	Svensk Exportkredit AB	2.875%	5/22/21	2,200	2,239
	Svensk Exportkredit AB	3.125%	11/8/21	3,950	4,059
	Svensk Exportkredit AB	2.000%	8/30/22	18,520	18,575
	Svensk Exportkredit AB	2.875%	3/14/23	8,395	8,682
	Syngenta Finance NV	3.125%	3/28/22	9,895	9,876
	United Mexican States	3.625%	3/15/22	42,012	42,999
	United Mexican States	8.000%	9/24/22	360	417
	United Mexican States	4.000%	10/2/23	15,073	15,726
	United Mexican States	3.600%	1/30/25	28,936	29,586
	United Mexican States	4.125%	1/21/26	20,790	21,747
	United Mexican States	4.150%	3/28/27	34,155	35,725
	United Mexican States	3.750%	1/11/28	29,400	29,923
	United Mexican States	4.500%	4/22/29	25,700	27,537
	United Mexican States	8.300%	8/15/31	4,390	6,164
	United Mexican States	7.500%	4/8/33	2,100	2,796
	United Mexican States	6.750%	9/27/34	6,000	7,625

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United Mexican States	6.050%	1/11/40	26,252	31,324
United Mexican States	4.750%	3/8/44	58,533	61,011
United Mexican States	5.550%	1/21/45	12,370	14,403
United Mexican States	4.600%	1/23/46	22,191	22,654
United Mexican States	4.350%	1/15/47	22,860	22,689
United Mexican States	4.600%	2/10/48	13,596	14,021
United Mexican States	5.750%	10/12/10	31,387	34,251
Total Sovereign Bonds (Cost $7,201,000)				7,433,735
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	2,520	2,579
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,105	3,252
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	3,625	5,746
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	400	549
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	6,245	8,453
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	1,115	1,498
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.499%	2/15/50	750	1,174
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	2,850	4,956
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,785	2,573
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	13,008	19,504
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,525	4,076
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	6,940	11,232
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	8,975	8,983
California GO	2.800%	4/1/21	8,000	8,125
California GO	5.700%	11/1/21	14,805	16,082
California GO	2.367%	4/1/22	9,245	9,352
California GO	3.375%	4/1/25	4,225	4,499
California GO	3.500%	4/1/28	5,500	5,937
California GO	4.500%	4/1/33	8,800	9,952
California GO	7.500%	4/1/34	14,855	22,422
California GO	4.600%	4/1/38	11,425	12,476
California GO	7.550%	4/1/39	17,345	27,459
California GO	7.300%	10/1/39	11,735	17,639
California GO	7.350%	11/1/39	11,190	16,919
California GO	7.625%	3/1/40	14,230	22,454
California GO	7.600%	11/1/40	20,015	32,478
California State University Systemwide Revenue	3.899%	11/1/47	2,325	2,517
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	871
Chicago IL GO	7.045%	1/1/29	4,950	5,490
Chicago IL GO	7.375%	1/1/33	2,050	2,437

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL GO	5.432%	1/1/42	2,500	2,466
Chicago IL GO	6.314%	1/1/44	2,400	2,593
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	5,110	6,623
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	1,570	2,221
Chicago IL O’Hare International Airport Revenue	4.472%	1/1/49	6,655	7,810
Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,475	3,229
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	4,835	6,531
Clark County NV Airport System Revenue	6.881%	7/1/42	650	650
Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	5,295
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	2,500	2,623
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	5,050	5,310
Connecticut GO	5.632%	12/1/29	1,610	1,959
Connecticut GO	5.090%	10/1/30	800	922
Connecticut GO	5.850%	3/15/32	9,890	12,720
Cook County IL GO	6.229%	11/15/34	2,695	3,600
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,116
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,850	2,610
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,960	3,801
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	6,950	9,626
Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,599
District of Columbia Income Tax Revenue	5.591%	12/1/34	10,090	12,675
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	8,750	11,194
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	2,390	3,255
Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	5,000	5,041
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	2.995%	7/1/20	16,150	16,255
George Washington University District of Columbia	4.300%	9/15/44	1,575	1,789
George Washington University District of Columbia	4.868%	9/15/45	39	48
George Washington University District of Columbia	4.126%	9/15/48	8,046	9,018
Georgetown University District of Columbia	4.315%	4/1/49	2,959	3,424
Georgetown University District of Columbia	5.215%	10/1/18	2,589	3,216
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	7,223	8,678
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,644	8,682
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	5,072	6,420
Houston TX GO	6.290%	3/1/32	11,795	14,459
Illinois GO	4.950%	6/1/23	1,855	1,941
Illinois GO	5.100%	6/1/33	54,770	57,677
Illinois GO	6.630%	2/1/35	5,475	6,315

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Illinois GO	6.725%	4/1/35	3,550	4,103
	Illinois GO	7.350%	7/1/35	5,800	6,840
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	5,685
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	5,090	5,540
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	2,285	2,685
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	2,750	3,198
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	135	166
11	Kansas Development Finance Authority Revenue (Public Employees Retirement System)	5.501%	5/1/34	2,025	2,486
	Los Angeles CA Community College District GO	6.750%	8/1/49	4,605	7,289
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	1,650	2,203
	Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	600	622
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	6,555	9,962
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	735	1,157
	Los Angeles CA Unified School District GO	5.755%	7/1/29	5,195	6,332
	Los Angeles CA Unified School District GO	5.750%	7/1/34	14,920	19,046
	Los Angeles CA Unified School District GO	6.758%	7/1/34	3,225	4,422
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	6,375	8,267
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	895	1,398
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	840	1,118
	Massachusetts GO	4.200%	12/1/21	8,980	9,295
	Massachusetts GO	4.500%	8/1/31	350	406
	Massachusetts GO	5.456%	12/1/39	5,250	6,699
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	2,780	3,635
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	3,375	4,445
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	2,184
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	7,331
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,155	6,575
	Michigan State University Revenue	4.496%	8/15/48	2,025	2,202
	Mississippi GO	5.245%	11/1/34	2,020	2,465
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	3,500	3,676
12	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	13,643
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	7,680	8,838

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	3,680	3,830
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	3,550	4,798
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	11,010	17,032
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	16,751	25,212
New York City NY GO	6.646%	12/1/31	100	106
New York City NY GO	6.246%	6/1/35	950	980
New York City NY GO	5.517%	10/1/37	3,225	4,185
New York City NY GO	6.271%	12/1/37	5,425	7,546
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	580	811
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	4,000	4,127
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	795	1,115
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,405
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	350	497
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.282%	6/15/42	2,275	2,403
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	9,580	12,761
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	13,990	19,761
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	2,925	3,648
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	3,800	4,858
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	1,080	1,373
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	9,600	14,699
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	975	1,256
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	6,360	8,883
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,150	1,424
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	3,085	3,949
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,884
New York State Urban Development Corp.	3.900%	3/15/33	3,040	3,263
North Texas Tollway Authority System Revenue	6.718%	1/1/49	7,225	11,207
NYU Langone Hospitals	5.750%	7/1/43	3,100	4,211
Ohio State University General Receipts Revenue	4.910%	6/1/40	1,575	1,956
Ohio State University General Receipts Revenue	3.798%	12/1/46	4,500	4,905
Ohio State University General Receipts Revenue	4.800%	6/1/11	5,431	6,675

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,286
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	2,100	2,768
	Oregon GO	5.762%	6/1/23	507	554
	Oregon GO	5.892%	6/1/27	8,130	9,826
11	Oregon School Boards Association GO	5.528%	6/30/28	375	444
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	1,947	2,237
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,050	4,020
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,060	2,690
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	4,900	6,479
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	3,080	4,073
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	5,025	6,417
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	3,370	3,733
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	1,800	2,028
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	5,560	7,003
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	18,410	22,029
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	7,385	9,205
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Project)	2.987%	9/1/36	105	103
	President & Fellows of Harvard College Massachusetts	4.875%	10/15/40	3,680	4,545
	President & Fellows of Harvard College Massachusetts	3.150%	7/15/46	3,800	3,790
	Princeton University New Jersey	5.700%	3/1/39	6,600	8,895
	Regents of the University of California Revenue	3.063%	7/1/25	9,060	9,408
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	1,500	2,142
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	3,762
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	8,126
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	2,951
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,235	4,002
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,650	2,231
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	7,000	9,618
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,410	1,625
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,760	2,508
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	6,180	8,773

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,795	8,921
	San Jose CA Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,706
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	3,390	4,176
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	5,100	5,057
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	7,000	10,434
	Texas GO	5.517%	4/1/39	7,690	10,211
	Texas Transportation Commission Revenue	5.178%	4/1/30	4,350	5,255
	Texas Transportation Commission Revenue	4.681%	4/1/40	1,645	1,975
	University of California Regents Medical Center Revenue	6.548%	5/15/48	4,925	7,069
	University of California Regents Medical Center Revenue	6.583%	5/15/49	1,180	1,692
	University of California Revenue	4.601%	5/15/31	8,330	9,508
	University of California Revenue	5.770%	5/15/43	5,790	7,614
	University of California Revenue	5.946%	5/15/45	5,510	7,379
	University of California Revenue	4.858%	5/15/12	8,768	10,642
	University of California Revenue	4.767%	5/15/15	2,975	3,504
	University of North Carolina University System Revenue	3.327%	12/1/36	90	96
	University of Southern California	5.250%	10/1/11	1,840	2,511
	University of Texas Permanent University
	Fund Revenue	3.376%	7/1/47	4,400	4,533
	University of Texas Revenue	3.354%	8/15/47	2,375	2,414
	University of Texas System Revenue Financing System Revenue	6.276%	8/15/41	650	653
	University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	1,700	2,082
	University of Virginia Revenue	4.179%	9/1/17	2,100	2,380
	Utah GO	4.554%	7/1/24	7,680	8,167
	Utah GO	3.539%	7/1/25	4,400	4,609
	Washington GO	5.140%	8/1/40	3,320	4,176
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	9,400	9,985
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,050	3,190
11	Wisconsin GO	5.700%	5/1/26	2,780	3,174
Total Taxable Municipal Bonds (Cost $1,046,011)					1,193,132

			Shares
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)

[13] Vanguard Market Liquidity Fund
(Cost $3,714,204)	2.499%		37,139,269	3,714,670
Total Investments (101.4%) (Cost $178,810,137)				184,349,251
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (0.0%)

[4] UMBS TBA	2.500%	7/1/34	(52,450)	(52,802)
Total Conventional Mortgage-Backed Securities— Liability for Sale Commitments (Proceeds $52,551)				(52,802)

Total Bond Market II Index Fund

Amount
($000)
Other Assets and Liabilities (-1.4%)
Other Assets
Investment in Vanguard	8,926
Receivables for Investment Securities Sold	1,016,575
Receivables for Accrued Income	1,190,371
Receivables for Capital Shares Issued	1,094,471
Other Assets	3,014
Total Other Assets	3,313,357
Other Liabilities
Payables for Investment Securities Purchased	(5,789,022)
Payables for Capital Shares Redeemed	(93,329)
Payables to Vanguard	(27,326)
Total Liabilities	(5,909,677)
Net Assets (100%)	181,700,129

Total Bond Market II Index Fund

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	177,155,514
Total Distributable Earnings (Loss)	4,544,615
Net Assets	181,700,129

Investor Shares—Net Assets
Applicable to 9,781,110,625 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	106,525,442
Net Asset Value Per Share—Investor Shares	$10.89

Institutional Shares—Net Assets
Applicable to 6,902,468,028 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	75,174,687
Net Asset Value Per Share—Institutional Shares	$10.89

•    See Note A in Notes to Financial Statements.

§   Security value determined using significant unobservable inputs.

1   Securities with a value of $368,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.

2   U.S. government-guaranteed.

3   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4   The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5   Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2019.

6   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $1,215,241,000, representing 0.7% of net assets.

8   Guaranteed by the Government of Japan.

9   Guaranteed by the Federal Republic of Germany.

10 Guaranteed by the Republic of Austria.

11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CMT—Constant Maturing Treasury Rate.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

REIT—Real Estate Investment Trust.

TBA—To Be Announced.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Operations

Six Months Ended June 30, 2019
($000)
Investment Income
Income
Interest[1]	2,529,408
Total Income	2,529,408
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,009
Management and Administrative—Investor Shares	36,630
Management and Administrative—Institutional Shares	4,315
Marketing and Distribution—Investor Shares	5,848
Marketing and Distribution—Institutional Shares	1,279
Custodian Fees	318
Shareholders’ Reports—Investor Shares	618
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	39
Total Expenses	52,056
Net Investment Income	2,477,352
Realized Net Gain (Loss)
Investment Securities Sold[1]	36,789
Futures Contracts	64
Realized Net Gain (Loss)	36,853
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	7,741,364
Sale Commitments	(252)
Change in Unrealized Appreciation (Depreciation)	7,741,112
Net Increase (Decrease) in Net Assets Resulting from Operations	10,255,317

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $33,075,000, ($33,000), and $455,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,477,352	4,326,729
Realized Net Gain (Loss)	36,853	(1,013,441)
Change in Unrealized Appreciation (Depreciation)	7,741,112	(3,386,639)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,255,317	(73,351)
Distributions
Net Investment Income
Investor Shares	(1,460,386)	(2,561,096)
Institutional Shares	(1,028,596)	(1,765,020)
Realized Capital Gain[1]
Investor Shares	—	(702)
Institutional Shares	—	(468)
Total Distributions	(2,488,982)	(4,327,286)
Capital Share Transactions
Investor Shares	10,274,489	5,111,918
Institutional Shares	9,552,146	4,913,765
Net Increase (Decrease) from Capital Share Transactions	19,826,635	10,025,683
Total Increase (Decrease)	27,592,970	5,625,046
Net Assets
Beginning of Period	154,107,159	148,482,113
End of Period	181,700,129	154,107,159

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.42	$10.72	$10.61	$10.60	$10.84	$10.49
Investment Operations
Net Investment Income	.152 [1]	.285 [1]	.259 [1]	.251	.248	.242
Net Realized and Unrealized Gain (Loss) on Investments	.471	(.301)	.112	.022	(.216)	.375
Total from Investment Operations	.623	(.016)	.371	.273	.032	.617
Distributions
Dividends from Net Investment Income	(.153)	(.284)	(.259)	(.252)	(.248)	(.242)
Distributions from Realized Capital Gains	—	(.000)[2]	(.002)	(.011)	(.024)	(.025)
Total Distributions	(.153)	(.284)	(.261)	(.263)	(.272)	(.267)
Net Asset Value, End of Period	$10.89	$10.42	$10.72	$10.61	$10.60	$10.84

Total Return[3]	6.02%	-0.10%	3.53%	2.55%	0.28%	5.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$106,525	$91,653	$89,183	$68,381	$55,392	$54,268
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.90%	2.74%	2.42%	2.31%	2.30%	2.26%
Portfolio Turnover Rate[4]	65%	90%	80%	88%	116%	108%[5]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Distribution was less than $.001 per share.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Includes 12%, 22%, 26%, 24%, 46%, and 56% attributable to mortgage-dollar-roll activity.

5   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.42	$10.72	$10.61	$10.60	$10.84	$10.49
Investment Operations
Net Investment Income	.156 [1]	.292 [1]	.267 [1]	.259	.256	.248
Net Realized and Unrealized Gain (Loss) on Investments	.471	(.300)	.112	.022	(.216)	.375
Total from Investment Operations	.627	(.008)	.379	.281	.040	.623
Distributions
Dividends from Net Investment Income	(.157)	(.292)	(.267)	(.260)	(.256)	(.248)
Distributions from Realized Capital Gains	—	(.000)[2]	(.002)	(.011)	(.024)	(.025)
Total Distributions	(.157)	(.292)	(.269)	(.271)	(.280)	(.273)
Net Asset Value, End of Period	$10.89	$10.42	$10.72	$10.61	$10.60	$10.84

Total Return	6.06%	-0.03%	3.60%	2.62%	0.35%	5.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$75,175	$62,455	$59,299	$45,632	$36,760	$36,485
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.97%	2.81%	2.49%	2.38%	2.37%	2.31%
Portfolio Turnover Rate[3]	65%	90%	80%	88%	116%	108%[4]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Distribution was less than $.001 per share.

3   Includes 12%, 22%, 26%, 24%, 46%, and 56% attributable to mortgage-dollar-roll activity.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Notes to Financial Statements

Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts (“eligible investors”). The fund is not available to other investors. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts each represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2019.

Total Bond Market II Index Fund

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2019, counterparties had deposited in segregated accounts securities with a value of $727,000 and cash with a value of $2,553,000 in connection with TBA transactions.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

Total Bond Market II Index Fund

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $8,926,000, representing 0.00% of the fund’s net assets and 3.57% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Total Bond Market II Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	118,997,767	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,630,330	6,437
Corporate Bonds	—	48,373,180	—
Sovereign Bonds	—	7,433,735	—
Taxable Municipal Bonds	—	1,193,132	—
Temporary Cash Investments	3,714,670	—	—
Conventional Mortgage-Backed Securities – Liability for Sale Commitments	—	(52,802)	—
Total	3,714,670	180,575,342	6,437

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and sale commitments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	178,810,137
Gross Unrealized Appreciation	6,012,713
Gross Unrealized Depreciation	(473,850)
Net Unrealized Appreciation (Depreciation)	5,538,863

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $1,015,223,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Total Bond Market II Index Fund

E.   During the six months ended June 30, 2019, the fund purchased $10,411,759,000 of investment securities and sold $6,465,581,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $64,907,447,000 and $48,494,453,000, respectively.

F.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	14,554,964	1,383,054	23,426,764	2,241,968
Issued in Lieu of Cash Distributions	1,460,386	137,087	2,561,333	246,590
Redeemed	(5,740,861)	(538,277)	(20,876,179)	(2,009,410)
Net Increase (Decrease)—Investor Shares	10,274,489	981,864	5,111,918	479,148
Institutional Shares
Issued	11,906,676	1,126,907	17,616,748	1,688,890
Issued in Lieu of Cash Distributions	1,028,596	96,543	1,765,457	169,972
Redeemed	(3,383,126)	(316,925)	(14,468,440)	(1,395,053)
Net Increase (Decrease)—Institutional Shares	9,552,146	906,525	4,913,765	463,809

G.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Bond Market II Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2009 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6352 082019

Semiannual Report | June 30, 2019 Vanguard Inflation-Protected Securities Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	12/31/2018	6/30/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,060.58	$1.02
Admiral™ Shares	1,000.00	1,061.04	0.51
Institutional Shares	1,000.00	1,060.90	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Inflation-Protected Securities Fund

Sector Diversification

As of June 30, 2019

Treasury/Agency	100.0%

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

Inflation-Protected Securities Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
United States Treasury Inflation Indexed Bonds	0.125%	4/15/20	225,200	243,174
United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	191,210	225,457
United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	670,499	789,158
United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	953,500	1,018,449
United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	732,801	835,931
United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	937,671	1,051,910
United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	1,040,000	1,084,287
United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	852,019	943,710
United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	937,330	1,031,573
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	1,060,000	1,103,145
United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	917,936	1,016,170
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	921,256	1,026,474
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	775,000	794,951
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	933,771	1,003,234
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	965,300	1,042,960
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	501,651	759,901
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	924,844	1,007,674
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	837,522	922,418
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	364,727	522,722
United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	776,304	821,807

4

Inflation-Protected Securities Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	774,439	824,661
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	389,047	569,412
United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	775,000	817,221
United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	724,000	762,492
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	340,866	466,276
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	257,575	522,569
[1] United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	775,000	822,276
United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	595,000	634,073
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	304,170	435,580
United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	271,242	564,474
United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	108,029	213,197
United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	179,656	271,556
United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	221,258	332,625
United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	391,145	444,091
United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	291,755	314,359
United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	446,735	555,969
United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	542,400	582,178
United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	371,302	419,599
United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	369,100	398,192
United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	383,000	417,494
United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	124,000	133,169
Total U.S. Government and Agency Obligations (Cost $26,740,890)				27,746,568

			Shares
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[2] Vanguard Market Liquidity Fund
(Cost $41,472)	2.499%		414,671	41,475

5

Inflation-Protected Securities Fund

				Notional	Market
	Expiration		Exercise	Amout	Value•
	Date	Contracts	Price	($000)	($000)
Options Purchased (0.0%)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note
Futures Contracts	7/26/19	572	$129.00	73,788	152
Total Options Purchased (Cost $117)					152
Total Investments (99.6%) (Cost $26,782,479)					27,788,195

Amount
($000)
Other Assets and Liabilities (0.4%)
Other Assets
Investment in Vanguard	1,396
Receivables for Investment Securities Sold	88,660
Receivables for Accrued Income	80,872
Receivables for Capital Shares Issued	32,432
Variation Margin Receivable—Futures Contracts	1,808
Other Assets	111
Total Other Assets	205,279
Liabilities
Payables for Investment Securities Purchased	(164)
Payables for Capital Shares Redeemed	(68,802)
Payables to Vanguard	(15,090)
Variation Margin Payable—Futures Contracts	(1,378)
Options Written, at Value[3]	(3,400)
Other Liabilities	(776)
Total Liabilities	(89,610)
Net Assets (100%)	27,903,864

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	26,879,046
Total Distributable Earnings (Loss)	1,024,818
Net Assets	27,903,864

Investor Shares—Net Assets
Applicable to 264,813,366 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,488,066
Net Asset Value Per Share—Investor Shares	$13.17

6

Inflation-Protected Securities Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 545,358,496 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,103,514
Net Asset Value Per Share—Admiral Shares	$25.86

Institutional Shares—Net Assets
Applicable to 978,877,741 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,312,284
Net Asset Value Per Share—Institutional Shares	$10.53

•    See Note A in Notes to Financial Statements.

1   Securities with a value of $9,718,000 have been segregated as initial margin for open futures contracts.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes premium received of $3,591,000.

Derivative Financial Instruments Outstanding as of Period End
Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	7/26/19	440	$126.50	55,660	(708)
10-Year U.S. Treasury Note Futures Contracts	7/26/19	440	127.00	55,880	(536)
10-Year U.S. Treasury Note Futures Contracts	8/23/19	286	129.00	36,894	(139)
10-Year U.S. Treasury Note Futures Contracts	8/23/19	1,817	129.50	235,302	(653)
					(2,036)

Put Options
10-Year U.S. Treasury Note Futures Contracts	7/26/19	440	$126.50	55,660	(62)
10-Year U.S. Treasury Note Futures Contracts	7/26/19	440	127.00	55,880	(110)
10-Year U.S. Treasury Note Futures Contracts	8/23/19	1,817	127.50	231,668	(1,192)
					(1,364)
Total Options Written (Premiums Received $3,591)					(3,400)

7

Inflation-Protected Securities Fund

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	13,928	2,997,023	2,160
5-Year U.S. Treasury Note	September 2019	7,577	895,270	1,498
				3,658

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2019	(2,226)	(395,254)	(2,993)
Ultra 10-Year U.S. Treasury Note	September 2019	(478)	(66,024)	(509)
10-Year U.S. Treasury Note	September 2019	(179)	(22,906)	(17)
				(3,519)
				139

See accompanying Notes, which are an integral part of the Financial Statements.

8

Inflation-Protected Securities Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Interest[1]	386,970
Total Income	386,970
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,904
Management and Administrative—Investor Shares	3,022
Management and Administrative—Admiral Shares	5,426
Management and Administrative—Institutional Shares	2,515
Marketing and Distribution—Investor Shares	153
Marketing and Distribution—Admiral Shares	355
Marketing and Distribution—Institutional Shares	171
Custodian Fees	11
Shareholders’ Reports—Investor Shares	44
Shareholders’ Reports—Admiral Shares	87
Shareholders’ Reports—Institutional Shares	66
Trustees’ Fees and Expenses	7
Total Expenses	13,761
Net Investment Income	373,209
Realized Net Gain (Loss)
Investment Securities Sold[1]	(30,267)
Futures Contracts	(9,002)
Options Purchased	(714)
Options Written	1,062
Realized Net Gain (Loss)	(38,921)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,281,699
Futures Contracts	7,433
Options Purchased	390
Options Written	1,259
Change in Unrealized Appreciation (Depreciation)	1,290,781
Net Increase (Decrease) in Net Assets Resulting from Operations	1,625,069

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,211,000, ($4,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Inflation-Protected Securities Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	373,209	854,804
Realized Net Gain (Loss)	(38,921)	(151,047)
Change in Unrealized Appreciation (Depreciation)	1,290,781	(1,096,820)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,625,069	(393,063)
Distributions
Net Investment Income
Investor Shares	(14,567)	(110,279)
Admiral Shares	(61,559)	(431,576)
Institutional Shares	(45,723)	(308,354)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(121,849)	(850,209)
Capital Share Transactions
Investor Shares	(229,196)	(441,433)
Admiral Shares	(318,634)	375,009
Institutional Shares	170,737	523,950
Net Increase (Decrease) from Capital Share Transactions	(377,093)	457,526
Total Increase (Decrease)	1,126,127	(785,746)
Net Assets
Beginning of Period	26,777,737	27,563,483
End of Period	27,903,864	26,777,737

See accompanying Notes, which are an integral part of the Financial Statements.

10

Inflation-Protected Securities Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.47	$13.04	$12.98	$12.84	$13.18	$12.98
Investment Operations
Net Investment Income	.165 [1]	.379 [1]	.310[1]	.263	.098	.224
Net Realized and Unrealized Gain (Loss) on Investments	.590	(.572)	.053	.315	(.339)	.273
Total from Investment Operations	.755	(.193)	.363	.578	(.241)	.497
Distributions
Dividends from Net Investment Income	(.055)	(.377)	(.303)	(.266)	(.098)	(.281)
Distributions from Realized Capital Gains	—	—	—	(.017)	(.001)	(.016)
Return of Capital	—	—	—	(.155)	—	—
Total Distributions	(.055)	(.377)	(.303)	(.438)	(.099)	(.297)
Net Asset Value, End of Period	$13.17	$12.47	$13.04	$12.98	$12.84	$13.18

Total Return[2]	6.06%	-1.49%	2.81%	4.52%	-1.83%	3.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,488	$3,526	$4,139	$4,496	$4,746	$5,604
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.66%	2.96%	2.38%	1.99%	0.72%	2.01%
Portfolio Turnover Rate	28%	27%	22%	27%[3]	43%[3]	39%[3]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Inflation-Protected Securities Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.48	$25.60	$25.48	$25.21	$25.87	$25.47
Investment Operations
Net Investment Income	.343 [1]	.767 [1]	.640[1]	.544	.221	.468
Net Realized and Unrealized Gain (Loss) on Investments	1.150	(1.122)	.097	.615	(.658)	.544
Total from Investment Operations	1.493	(.355)	.737	1.159	(.437)	1.012
Distributions
Dividends from Net Investment Income	(.113)	(.765)	(.617)	(.541)	(.220)	(.581)
Distributions from Realized Capital Gains	—	—	—	(.034)	(.003)	(.031)
Return of Capital	—	—	—	(.314)	—	—
Total Distributions	(.113)	(.765)	(.617)	(.889)	(.223)	(.612)
Net Asset Value, End of Period	$25.86	$24.48	$25.60	$25.48	$25.21	$25.87

Total Return[2]	6.10%	-1.39%	2.91%	4.62%	-1.69%	3.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,104	$13,661	$13,917	$12,205	$10,533	$10,778
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.76%	3.06%	2.48%	2.09%	0.82%	2.11%
Portfolio Turnover Rate	28%	27%	22%	27%[3]	43%[3]	39%[3]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Inflation-Protected Securities Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.97	$10.43	$10.38	$10.27	$10.54	$10.37
Investment Operations
Net Investment Income	.143[1]	.317[1]	.263[1]	.224	.093	.193
Net Realized and Unrealized Gain (Loss) on Investments	.464	(.462)	.043	.250	(.269)	.229

Total from Investment Operations	.607	(.145)	.306	.474	(.176)	.422
Distributions
Dividends from Net Investment Income	(.047)	(.315)	(.256)	(.221)	(.093)	(.239)
Distributions from Realized Capital Gains	—	—	—	(.014)	(.001)	(.013)
Return of Capital	—	—	—	(.129)	—	—
Total Distributions	(.047)	(.315)	(.256)	(.364)	(.094)	(.252)
Net Asset Value, End of Period	$10.53	$9.97	$10.43	$10.38	$10.27	$10.54

Total Return	6.09%	-1.40%	2.97%	4.63%	-1.67%	4.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,312	$9,591	$9,508	$8,637	$7,471	$8,449
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.79%	3.09%	2.51%	2.12%	0.85%	2.14%
Portfolio Turnover Rate	28%	27%	22%	27%[2]	43%[2]	39%[2]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Inflation-Protected Securities Fund

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented 10% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

14

Inflation-Protected Securities Fund

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Net Assets as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Net Assets as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended June 30, 2019, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

15

Inflation-Protected Securities Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $1,396,000, representing 0.01% of the fund’s net assets and 0.56% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	27,746,568	—
Temporary Cash Investments	41,475	—	—
Option Purchased	152	—	—
Option Written	(3,400)	—	—
Futures Contracts—Assets[1]	1,808	—	—
Futures Contracts—Liabilities[1]	(1,378)	—	—
Total	38,657	27,746,568	—

1   Represents variation margin on the last day of the reporting period.

16

Inflation-Protected Securities Fund

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	26,778,888
Gross Unrealized Appreciation	1,079,059
Gross Unrealized Depreciation	(73,013)
Net Unrealized Appreciation (Depreciation)	1,006,046

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $191,034,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.   During the six months ended June 30, 2019, the fund purchased $3,812,286,000 of investment securities and sold $4,066,474,000 of investment securities, other than temporary cash investments.

F.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	181,247	14,173	575,868	44,981
Issued in Lieu of Cash Distributions	13,594	1,044	102,571	8,120
Redeemed	(424,037)	(33,151)	(1,119,872)	(87,692)
Net Increase (Decrease)—Investor Shares	(229,196)	(17,934)	(441,433)	(34,591)
Admiral Shares
Issued	1,383,203	55,168	3,640,083	144,971
Issued in Lieu of Cash Distributions	54,621	2,136	381,317	15,388
Redeemed	(1,756,458)	(70,083)	(3,646,391)	(145,853)
Net Increase (Decrease)—Admiral Shares	(318,634)	(12,779)	375,009	14,506
Institutional Shares
Issued	1,168,171	114,414	2,770,435	270,952
Issued in Lieu of Cash Distributions	43,089	4,135	291,852	28,912
Redeemed	(1,040,523)	(101,681)	(2,538,337)	(249,678)
Net Increase (Decrease)—Institutional Shares	170,737	16,868	523,950	50,186

G.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

17

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Inflation-Protected Securities Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

18

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

19

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Fund Information > 800-662-7447

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Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1192 082019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (65.7%)
U.S. Government Securities (63.6%)
United States Treasury Note/Bond	8.750%	5/15/20	65,535	69,365
United States Treasury Note/Bond	1.500%	7/15/20	5	5
United States Treasury Note/Bond	1.625%	7/31/20	575,534	573,554
United States Treasury Note/Bond	2.000%	7/31/20	5,225	5,228
United States Treasury Note/Bond	2.625%	7/31/20	331,420	333,803
United States Treasury Note/Bond	1.500%	8/15/20	126,412	125,819
United States Treasury Note/Bond	2.625%	8/15/20	1,560	1,572
United States Treasury Note/Bond	8.750%	8/15/20	250	269
United States Treasury Note/Bond	1.375%	8/31/20	661,000	656,869
United States Treasury Note/Bond	2.125%	8/31/20	28,973	29,041
United States Treasury Note/Bond	2.625%	8/31/20	126,437	127,464
United States Treasury Note/Bond	1.375%	9/15/20	82,790	82,286
United States Treasury Note/Bond	1.375%	9/30/20	393,532	390,951
United States Treasury Note/Bond	2.000%	9/30/20	10,508	10,521
United States Treasury Note/Bond	2.750%	9/30/20	205,952	208,108
United States Treasury Note/Bond	1.625%	10/15/20	141,901	141,436
United States Treasury Note/Bond	1.375%	10/31/20	491,106	487,884
United States Treasury Note/Bond	1.750%	10/31/20	103,820	103,625
United States Treasury Note/Bond	2.875%	10/31/20	210,283	213,010
United States Treasury Note/Bond	1.750%	11/15/20	220,074	219,731
United States Treasury Note/Bond	2.625%	11/15/20	2,555	2,581
United States Treasury Note/Bond	1.625%	11/30/20	577,760	575,865
United States Treasury Note/Bond	2.000%	11/30/20	8,760	8,776
United States Treasury Note/Bond	2.750%	11/30/20	132,852	134,491
United States Treasury Note/Bond	1.875%	12/15/20	322,925	323,025
United States Treasury Note/Bond	1.750%	12/31/20	132,569	132,362
United States Treasury Note/Bond	2.375%	12/31/20	5,070	5,109
United States Treasury Note/Bond	2.500%	12/31/20	181,360	183,088
United States Treasury Note/Bond	2.000%	1/15/21	454,286	455,349
United States Treasury Note/Bond	1.375%	1/31/21	85,899	85,281
United States Treasury Note/Bond	2.125%	1/31/21	7,250	7,282
United States Treasury Note/Bond	2.500%	1/31/21	160,232	161,884
United States Treasury Note/Bond	2.250%	2/15/21	126,197	127,025
United States Treasury Note/Bond	3.625%	2/15/21	25,493	26,218
United States Treasury Note/Bond	7.875%	2/15/21	250	274
United States Treasury Note/Bond	1.125%	2/28/21	354,402	350,358
United States Treasury Note/Bond	2.000%	2/28/21	75,350	75,562
United States Treasury Note/Bond	2.500%	2/28/21	195,096	197,230
United States Treasury Note/Bond	2.375%	3/15/21	198,759	200,653
United States Treasury Note/Bond	1.250%	3/31/21	1,084,136	1,073,804
United States Treasury Note/Bond	2.250%	3/31/21	166,928	168,180
United States Treasury Note/Bond	2.375%	4/15/21	54,041	54,582
United States Treasury Note/Bond	1.375%	4/30/21	168,407	167,117
United States Treasury Note/Bond	2.250%	4/30/21	218,231	220,003
United States Treasury Note/Bond	2.625%	5/15/21	261,914	265,924
United States Treasury Note/Bond	3.125%	5/15/21	1,380	1,413
United States Treasury Note/Bond	8.125%	5/15/21	190	212
United States Treasury Note/Bond	1.375%	5/31/21	514,165	510,226
United States Treasury Note/Bond	2.000%	5/31/21	783	786
United States Treasury Note/Bond	2.125%	5/31/21	190,108	191,355
United States Treasury Note/Bond	2.625%	6/15/21	196,577	199,833
United States Treasury Note/Bond	1.125%	6/30/21	363,827	359,279
United States Treasury Note/Bond	1.625%	6/30/21	161,410	161,006
United States Treasury Note/Bond	2.125%	6/30/21	1,150	1,158
United States Treasury Note/Bond	2.625%	7/15/21	75,555	76,842
United States Treasury Note/Bond	1.125%	7/31/21	184,920	182,494
United States Treasury Note/Bond	2.250%	7/31/21	1,350	1,363
United States Treasury Note/Bond	2.125%	8/15/21	120,173	121,037
United States Treasury Note/Bond	2.750%	8/15/21	140,710	143,590
United States Treasury Note/Bond	1.125%	8/31/21	684,158	674,860
United States Treasury Note/Bond	2.000%	8/31/21	8,289	8,329

1

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.750%	9/15/21	113,762	116,251
United States Treasury Note/Bond	1.125%	9/30/21	548,868	541,491
United States Treasury Note/Bond	2.125%	9/30/21	31,400	31,655
United States Treasury Note/Bond	2.875%	10/15/21	181,199	185,758
United States Treasury Note/Bond	1.250%	10/31/21	870,336	860,275
United States Treasury Note/Bond	2.000%	10/31/21	18,630	18,735
United States Treasury Note/Bond	2.000%	11/15/21	21,575	21,710
United States Treasury Note/Bond	2.875%	11/15/21	210,417	215,907
United States Treasury Note/Bond	1.750%	11/30/21	306,779	306,779
United States Treasury Note/Bond	1.875%	11/30/21	1,069	1,072
United States Treasury Note/Bond	2.625%	12/15/21	200,180	204,528
United States Treasury Note/Bond	2.000%	12/31/21	214,378	215,752
United States Treasury Note/Bond	2.125%	12/31/21	1,450	1,463
United States Treasury Note/Bond	2.500%	1/15/22	248,720	253,344
United States Treasury Note/Bond	1.500%	1/31/22	69,500	69,087
United States Treasury Note/Bond	1.875%	1/31/22	479,320	480,815
United States Treasury Note/Bond	2.000%	2/15/22	161,663	162,724
United States Treasury Note/Bond	2.500%	2/15/22	190,407	194,097
United States Treasury Note/Bond	1.750%	2/28/22	151,961	152,008
United States Treasury Note/Bond	1.875%	2/28/22	79,660	79,934
United States Treasury Note/Bond	2.375%	3/15/22	177,562	180,669
United States Treasury Note/Bond	1.750%	3/31/22	229,242	229,279
United States Treasury Note/Bond	1.875%	3/31/22	394,170	395,770
United States Treasury Note/Bond	2.250%	4/15/22	181,635	184,132
United States Treasury Note/Bond	1.750%	4/30/22	359,134	359,303
United States Treasury Note/Bond	1.875%	4/30/22	160,194	160,795
United States Treasury Note/Bond	1.750%	5/15/22	217,660	217,727
United States Treasury Note/Bond	2.125%	5/15/22	260,496	263,346
United States Treasury Note/Bond	1.750%	5/31/22	307,220	307,364
United States Treasury Note/Bond	1.750%	6/15/22	202,276	202,496
United States Treasury Note/Bond	1.750%	6/30/22	119,680	119,792
United States Treasury Note/Bond	2.125%	6/30/22	54,730	55,363
United States Treasury Note/Bond	1.875%	7/31/22	229,394	230,325
United States Treasury Note/Bond	2.000%	7/31/22	145,520	146,657
United States Treasury Note/Bond	1.625%	8/15/22	82,447	82,163
United States Treasury Note/Bond	1.625%	8/31/22	525,501	523,615
United States Treasury Note/Bond	1.875%	8/31/22	269,117	270,210
United States Treasury Note/Bond	1.750%	9/30/22	86,085	86,112
United States Treasury Note/Bond	1.875%	9/30/22	193,712	194,590
United States Treasury Note/Bond	1.875%	10/31/22	915	919
United States Treasury Note/Bond	2.000%	10/31/22	172,285	173,739
United States Treasury Note/Bond	1.625%	11/15/22	161,143	160,539
United States Treasury Note/Bond	2.000%	11/30/22	435,660	439,472
United States Treasury Note/Bond	2.125%	12/31/22	423,977	429,607
United States Treasury Note/Bond	1.750%	1/31/23	29,330	29,339
United States Treasury Note/Bond	2.375%	1/31/23	454,278	464,286
United States Treasury Note/Bond	2.000%	2/15/23	25,000	25,226
United States Treasury Note/Bond	1.500%	2/28/23	366,606	363,571
United States Treasury Note/Bond	2.625%	2/28/23	478,013	492,951
United States Treasury Note/Bond	1.500%	3/31/23	166,205	164,751
United States Treasury Note/Bond	2.500%	3/31/23	346,875	356,414
United States Treasury Note/Bond	1.625%	4/30/23	69,135	68,832
United States Treasury Note/Bond	2.750%	4/30/23	25,990	26,952
United States Treasury Note/Bond	1.750%	5/15/23	382,650	382,711
United States Treasury Note/Bond	1.625%	5/31/23	210,100	209,180
United States Treasury Note/Bond	2.750%	5/31/23	208,123	215,992
United States Treasury Note/Bond	1.375%	6/30/23	80,000	78,850
United States Treasury Note/Bond	2.625%	6/30/23	333,752	345,120
United States Treasury Note/Bond	1.250%	7/31/23	103,985	101,938
United States Treasury Note/Bond	2.750%	7/31/23	112,085	116,481
United States Treasury Note/Bond	2.500%	8/15/23	390,400	402,050
United States Treasury Note/Bond	1.375%	8/31/23	199,880	196,882
United States Treasury Note/Bond	2.750%	8/31/23	244,140	253,906
United States Treasury Note/Bond	1.375%	9/30/23	73,075	71,956

2

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.875%	9/30/23	411,764	430,549
	United States Treasury Note/Bond	2.875%	10/31/23	145,867	152,659
	United States Treasury Note/Bond	2.750%	11/15/23	465,537	484,959
	United States Treasury Note/Bond	2.125%	11/30/23	215,360	218,724
	United States Treasury Note/Bond	2.875%	11/30/23	117,469	123,068
	United States Treasury Note/Bond	2.250%	12/31/23	38,392	39,208
	United States Treasury Note/Bond	2.625%	12/31/23	167,648	173,883
	United States Treasury Note/Bond	2.250%	1/31/24	144,680	147,754
	United States Treasury Note/Bond	2.500%	1/31/24	319,655	330,043
	United States Treasury Note/Bond	2.750%	2/15/24	280,392	292,659
	United States Treasury Note/Bond	2.125%	2/29/24	358,995	364,717
	United States Treasury Note/Bond	2.375%	2/29/24	378,228	388,747
	United States Treasury Note/Bond	2.125%	3/31/24	510,214	518,505
	United States Treasury Note/Bond	2.000%	4/30/24	80,635	81,491
	United States Treasury Note/Bond	2.250%	4/30/24	318,585	325,654
	United States Treasury Note/Bond	2.500%	5/15/24	555,315	574,146
	United States Treasury Note/Bond	2.000%	5/31/24	465,505	470,816
	United States Treasury Note/Bond	1.750%	6/30/24	244,415	244,224
	United States Treasury Note/Bond	2.000%	6/30/24	187,870	189,807
					30,862,717
Agency Bonds and Notes (2.1%)
1	AID-Iraq	2.149%	1/18/22	9,755	9,804
1	AID-Israel	5.500%	9/18/23	4,300	4,920
1	AID-Israel	5.500%	12/4/23	8,000	9,203
1	AID-Israel	5.500%	4/26/24	12,058	14,007
1	AID-Jordan	2.503%	10/30/20	7,250	7,294
1	AID-Jordan	2.578%	6/30/22	3,200	3,252
1	AID-Tunisia	2.452%	7/24/21	2,175	2,201
1	AID-Tunisia	1.416%	8/5/21	4,885	4,817
1	AID-Ukraine	1.471%	9/29/21	10,305	10,174
	Federal Farm Credit Banks	1.680%	10/13/20	7,650	7,627
	Federal Farm Credit Banks	2.550%	3/11/21	11,275	11,409
	Federal Farm Credit Banks	2.230%	4/5/21	11,000	11,077
	Federal Farm Credit Banks	3.050%	11/15/21	5,175	5,326
	Federal Farm Credit Banks	2.600%	1/18/22	5,000	5,100
	Federal Farm Credit Banks	1.770%	6/26/23	4,600	4,588
	Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,552
	Federal Home Loan Banks	1.375%	9/28/20	18,250	18,130
	Federal Home Loan Banks	2.625%	10/1/20	45,000	45,393
	Federal Home Loan Banks	5.250%	12/11/20	3,400	3,564
	Federal Home Loan Banks	1.375%	2/18/21	18,000	17,862
	Federal Home Loan Banks	5.625%	6/11/21	13,465	14,447
	Federal Home Loan Banks	1.875%	7/7/21	27,090	27,134
	Federal Home Loan Banks	1.125%	7/14/21	17,950	17,711
	Federal Home Loan Banks	3.000%	10/12/21	50,000	51,332
	Federal Home Loan Banks	1.875%	11/29/21	52,600	52,703
	Federal Home Loan Banks	2.125%	6/10/22	5,650	5,702
	Federal Home Loan Banks	2.125%	3/10/23	8,950	9,048
	Federal Home Loan Banks	2.500%	2/13/24	34,710	35,725
	Federal Home Loan Banks	2.875%	6/14/24	20,000	20,950
2	Federal Home Loan Mortgage Corp.	1.625%	9/29/20	9,000	8,968
2	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	35,320	35,321
2	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	35,000	35,291
2	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	19,000	18,734
2	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	91,505	92,821
2	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	20,000	20,696
2	Federal National Mortgage Assn.	1.500%	7/30/20	13,000	12,937
2	Federal National Mortgage Assn.	2.875%	10/30/20	16,679	16,889
2	Federal National Mortgage Assn.	1.500%	11/30/20	27,880	27,736
2	Federal National Mortgage Assn.	1.875%	12/28/20	28,850	28,859
2	Federal National Mortgage Assn.	1.375%	2/26/21	21,400	21,234
2	Federal National Mortgage Assn.	2.500%	4/13/21	20,000	20,236
2	Federal National Mortgage Assn.	1.250%	5/6/21	250	248
2	Federal National Mortgage Assn.	2.750%	6/22/21	8,906	9,071

3

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	1.250%	8/17/21	29,675	29,334
2	Federal National Mortgage Assn.	1.375%	10/7/21	40,100	39,721
2	Federal National Mortgage Assn.	2.000%	1/5/22	39,420	39,621
2	Federal National Mortgage Assn.	2.625%	1/11/22	10,798	11,019
2	Federal National Mortgage Assn.	1.875%	4/5/22	1,070	1,072
2	Federal National Mortgage Assn.	2.250%	4/12/22	28,571	28,916
2	Federal National Mortgage Assn.	2.000%	10/5/22	26,250	26,414
2	Federal National Mortgage Assn.	2.375%	1/19/23	19,149	19,535
2	Federal National Mortgage Assn.	2.875%	9/12/23	4,590	4,782
2	Federal National Mortgage Assn.	2.500%	2/5/24	14,133	14,544
	Private Export Funding Corp.	2.300%	9/15/20	6,650	6,680
	Private Export Funding Corp.	4.300%	12/15/21	9,940	10,509
	Private Export Funding Corp.	2.800%	5/15/22	3,725	3,815
	Private Export Funding Corp.	2.050%	11/15/22	10,276	10,314
	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,735
	Resolution Funding Corp.	8.625%	1/15/21	850	936
	Tennessee Valley Authority	3.875%	2/15/21	6,100	6,294
	Tennessee Valley Authority	1.875%	8/15/22	8,175	8,158
					1,049,492
Total U.S. Government and Agency Obligations (Cost $31,568,464)					31,912,209
Corporate Bonds (26.2%)
Finance (10.9%)
	Banking (8.7%)
	American Express Co.	2.200%	10/30/20	8,440	8,427
	American Express Co.	3.000%	2/22/21	5,000	5,054
	American Express Co.	3.375%	5/17/21	11,517	11,726
	American Express Co.	3.700%	11/5/21	7,250	7,468
	American Express Co.	2.750%	5/20/22	2,700	2,730
	American Express Co.	2.500%	8/1/22	7,111	7,141
	American Express Co.	2.650%	12/2/22	5,048	5,082
	American Express Co.	3.400%	2/27/23	9,262	9,585
	American Express Co.	3.700%	8/3/23	5,825	6,115
	American Express Co.	3.400%	2/22/24	10,000	10,409
	American Express Credit Corp.	2.600%	9/14/20	10,327	10,365
	American Express Credit Corp.	2.250%	5/5/21	19,374	19,369
	American Express Credit Corp.	2.700%	3/3/22	12,367	12,504
	Associated Bank NA	3.500%	8/13/21	3,000	3,055
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	5,275	5,266
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	10,500	10,502
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	4,375	4,401
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	6,175	6,165
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	6,050	6,086
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	2,290	2,309
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	9,085	9,126
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	6,500	6,544
	Banco Santander SA	3.500%	4/11/22	3,043	3,121
	Banco Santander SA	3.125%	2/23/23	6,075	6,156
	Banco Santander SA	3.848%	4/12/23	9,530	9,873
	Banco Santander SA	2.706%	6/27/24	3,000	3,004
	Bancolombia SA	5.950%	6/3/21	6,575	6,926
	Bank of America Corp.	2.625%	10/19/20	14,430	14,489
	Bank of America Corp.	2.151%	11/9/20	3,250	3,237
	Bank of America Corp.	2.625%	4/19/21	15,286	15,381
	Bank of America Corp.	5.000%	5/13/21	75	79
3	Bank of America Corp.	2.369%	7/21/21	17,718	17,698
3	Bank of America Corp.	2.328%	10/1/21	17,550	17,515
3	Bank of America Corp.	2.738%	1/23/22	4,990	5,012
3	Bank of America Corp.	3.499%	5/17/22	17,190	17,525
	Bank of America Corp.	2.503%	10/21/22	20,504	20,532
	Bank of America Corp.	3.300%	1/11/23	32,477	33,462
3	Bank of America Corp.	3.124%	1/20/23	11,111	11,262
3	Bank of America Corp.	2.881%	4/24/23	16,075	16,230

4

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Bank of America Corp.	2.816%	7/21/23	18,320	18,500
	Bank of America Corp.	4.100%	7/24/23	11,100	11,841
	Bank of America Corp.	3.004%	12/20/23	60,865	61,958
	Bank of America Corp.	4.125%	1/22/24	2,000	2,135
3	Bank of America Corp.	3.550%	3/5/24	36,300	37,588
	Bank of America Corp.	4.000%	4/1/24	5,090	5,430
3	Bank of America Corp.	3.864%	7/23/24	14,000	14,685
	Bank of Montreal	3.100%	7/13/20	6,800	6,850
	Bank of Montreal	3.100%	4/13/21	18,400	18,676
	Bank of Montreal	1.900%	8/27/21	15,416	15,299
	Bank of Montreal	2.900%	3/26/22	12,700	12,900
	Bank of Montreal	3.300%	2/5/24	7,000	7,258
	Bank of Montreal	2.500%	6/28/24	6,200	6,198
3	Bank of Montreal	4.338%	10/5/28	4,500	4,703
	Bank of New York Mellon Corp.	2.600%	8/17/20	8,291	8,332
	Bank of New York Mellon Corp.	2.450%	11/27/20	10,588	10,629
	Bank of New York Mellon Corp.	4.150%	2/1/21	1,348	1,386
	Bank of New York Mellon Corp.	2.500%	4/15/21	1,827	1,837
	Bank of New York Mellon Corp.	2.050%	5/3/21	8,650	8,628
	Bank of New York Mellon Corp.	2.600%	2/7/22	14,971	15,120
	Bank of New York Mellon Corp.	2.950%	1/29/23	8,652	8,830
	Bank of New York Mellon Corp.	3.500%	4/28/23	2,525	2,628
3	Bank of New York Mellon Corp.	2.661%	5/16/23	8,425	8,484
	Bank of New York Mellon Corp.	3.450%	8/11/23	3,475	3,624
	Bank of New York Mellon Corp.	2.200%	8/16/23	7,870	7,837
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,975	3,102
	Bank of Nova Scotia	2.150%	7/14/20	6,600	6,596
	Bank of Nova Scotia	2.350%	10/21/20	13,588	13,603
	Bank of Nova Scotia	2.500%	1/8/21	1,680	1,684
	Bank of Nova Scotia	4.375%	1/13/21	3,176	3,278
	Bank of Nova Scotia	3.125%	4/20/21	4,400	4,466
	Bank of Nova Scotia	2.800%	7/21/21	7,180	7,260
	Bank of Nova Scotia	2.700%	3/7/22	21,875	22,145
	Bank of Nova Scotia	2.450%	9/19/22	2,146	2,159
	Bank of Nova Scotia	3.400%	2/11/24	7,800	8,112
	Barclays Bank plc	5.140%	10/14/20	2,000	2,056
	Barclays Bank plc	2.650%	1/11/21	17,500	17,497
	Barclays plc	3.250%	1/12/21	8,462	8,526
	Barclays plc	3.200%	8/10/21	9,860	9,927
	Barclays plc	3.684%	1/10/23	6,225	6,309
3	Barclays plc	4.338%	5/16/24	10,000	10,284
3	Barclays plc	3.932%	5/7/25	5,600	5,698
	BB&T Corp.	2.150%	2/1/21	5,394	5,383
	BB&T Corp.	2.050%	5/10/21	7,152	7,115
	BB&T Corp.	3.200%	9/3/21	4,045	4,117
	BB&T Corp.	3.950%	3/22/22	6,500	6,752
	BB&T Corp.	2.750%	4/1/22	7,465	7,545
	BB&T Corp.	3.050%	6/20/22	10,000	10,210
	BB&T Corp.	3.750%	12/6/23	4,000	4,234
	BNP Paribas SA	5.000%	1/15/21	6,931	7,207
	BNP Paribas SA	3.250%	3/3/23	4,999	5,166
	BPCE SA	2.650%	2/3/21	5,496	5,520
	BPCE SA	2.750%	12/2/21	9,350	9,417
4	BPCE SA	3.000%	5/22/22	6,000	6,036
	BPCE SA	4.000%	4/15/24	5,851	6,216
	Branch Banking & Trust Co.	2.850%	4/1/21	2,175	2,191
	Branch Banking & Trust Co.	2.625%	1/15/22	7,135	7,171
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	3,360	3,355
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	2,398	2,416
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	7,475	7,540
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	7,000	7,307
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	8,000	8,175
	Capital One Bank USA NA	3.375%	2/15/23	11,600	11,800
	Capital One Financial Corp.	2.400%	10/30/20	1,200	1,201

5

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Capital One Financial Corp.	3.450%	4/30/21	14,100	14,350
	Capital One Financial Corp.	4.750%	7/15/21	8,382	8,757
	Capital One Financial Corp.	3.050%	3/9/22	7,677	7,798
	Capital One Financial Corp.	3.500%	6/15/23	2,080	2,154
	Capital One Financial Corp.	3.900%	1/29/24	1,500	1,574
	Capital One Financial Corp.	3.750%	4/24/24	2,686	2,817
	Capital One NA	2.950%	7/23/21	11,205	11,313
	Capital One NA	2.250%	9/13/21	10,503	10,463
	Capital One NA	2.650%	8/8/22	5,183	5,209
	Citibank NA	2.125%	10/20/20	19,035	18,996
	Citibank NA	2.850%	2/12/21	9,615	9,684
	Citibank NA	3.400%	7/23/21	3,350	3,417
3	Citibank NA	3.165%	2/19/22	3,150	3,188
3	Citibank NA	2.844%	5/20/22	5,000	5,031
	Citibank NA	3.650%	1/23/24	5,000	5,254
	Citigroup Inc.	5.375%	8/9/20	3,783	3,905
	Citigroup Inc.	2.650%	10/26/20	13,965	14,015
	Citigroup Inc.	2.700%	3/30/21	16,500	16,581
	Citigroup Inc.	2.350%	8/2/21	13,587	13,565
	Citigroup Inc.	2.900%	12/8/21	27,427	27,694
	Citigroup Inc.	4.500%	1/14/22	17,568	18,463
	Citigroup Inc.	2.750%	4/25/22	20,636	20,836
	Citigroup Inc.	4.050%	7/30/22	5,580	5,800
	Citigroup Inc.	2.700%	10/27/22	7,235	7,284
	Citigroup Inc.	3.500%	5/15/23	12,707	13,039
3	Citigroup Inc.	2.876%	7/24/23	12,105	12,246
	Citigroup Inc.	3.875%	10/25/23	13,110	13,835
3	Citigroup Inc.	4.044%	6/1/24	11,485	12,104
	Citigroup Inc.	3.750%	6/16/24	8,741	9,205
3	Citigroup Inc.	3.352%	4/24/25	12,800	13,145
	Citizens Bank NA	2.250%	10/30/20	4,875	4,865
	Citizens Bank NA	2.550%	5/13/21	7,021	7,037
	Citizens Bank NA	3.250%	2/14/22	5,000	5,092
	Citizens Bank NA	2.650%	5/26/22	3,500	3,515
	Citizens Bank NA	3.700%	3/29/23	3,700	3,851
	Citizens Financial Group Inc.	2.375%	7/28/21	1,550	1,546
	Comerica Inc.	3.700%	7/31/23	10,700	11,194
	Commonwealth Bank of Australia	2.400%	11/2/20	7,805	7,814
	Commonwealth Bank of Australia	2.550%	3/15/21	6,355	6,369
4	Commonwealth Bank of Australia	3.350%	6/4/24	5,000	5,196
	Compass Bank	3.500%	6/11/21	7,000	7,134
	Compass Bank	2.875%	6/29/22	8,980	9,064
	Cooperatieve Rabobank UA	4.500%	1/11/21	1,241	1,281
	Cooperatieve Rabobank UA	2.500%	1/19/21	25,343	25,399
	Cooperatieve Rabobank UA	2.750%	1/10/22	7,053	7,113
	Cooperatieve Rabobank UA	3.875%	2/8/22	19,531	20,307
	Cooperatieve Rabobank UA	3.950%	11/9/22	8,670	8,969
	Cooperatieve Rabobank UA	2.750%	1/10/23	1,700	1,717
	Cooperatieve Rabobank UA	4.625%	12/1/23	20,352	21,695
	Credit Suisse AG	4.375%	8/5/20	8,124	8,303
	Credit Suisse AG	3.000%	10/29/21	13,875	14,077
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	8,352	8,416
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	10,140	10,277
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	11,164	11,565
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	11,380	11,803
	Deutsche Bank AG	2.700%	7/13/20	19,625	19,479
	Deutsche Bank AG	2.950%	8/20/20	3,340	3,322
	Deutsche Bank AG	3.125%	1/13/21	10,025	9,935
	Deutsche Bank AG	3.150%	1/22/21	8,725	8,664
	Deutsche Bank AG	3.375%	5/12/21	3,250	3,236
	Deutsche Bank AG	4.250%	10/14/21	14,000	14,175
	Deutsche Bank AG	5.000%	2/14/22	6,850	7,080
	Deutsche Bank AG	3.300%	11/16/22	8,426	8,264
	Deutsche Bank AG	3.950%	2/27/23	11,480	11,493

6

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Deutsche Bank AG	3.700%	5/30/24	10,030	9,824
	Discover Bank	3.200%	8/9/21	2,711	2,751
	Discover Bank	3.350%	2/6/23	1,650	1,684
	Discover Bank	4.200%	8/8/23	10,588	11,225
3	Discover Bank	4.682%	8/9/28	3,300	3,410
	Discover Financial Services	3.850%	11/21/22	6,024	6,294
	Fifth Third Bancorp	2.875%	7/27/20	7,813	7,848
	Fifth Third Bancorp	3.500%	3/15/22	4,072	4,183
	Fifth Third Bancorp	4.300%	1/16/24	6,573	7,003
	Fifth Third Bancorp	3.650%	1/25/24	10,920	11,465
	Fifth Third Bank	2.200%	10/30/20	6,700	6,692
	Fifth Third Bank	2.250%	6/14/21	9,808	9,801
	Fifth Third Bank	3.350%	7/26/21	6,000	6,123
	Fifth Third Bank	2.875%	10/1/21	3,441	3,481
	First Horizon National Corp.	3.500%	12/15/20	5,558	5,621
	First Republic Bank	2.500%	6/6/22	7,625	7,626
	Goldman Sachs Group Inc.	2.750%	9/15/20	12,522	12,572
	Goldman Sachs Group Inc.	2.600%	12/27/20	2,720	2,721
	Goldman Sachs Group Inc.	2.875%	2/25/21	7,978	8,030
	Goldman Sachs Group Inc.	2.625%	4/25/21	13,681	13,728
	Goldman Sachs Group Inc.	5.250%	7/27/21	30,932	32,671
	Goldman Sachs Group Inc.	2.350%	11/15/21	8,574	8,559
	Goldman Sachs Group Inc.	5.750%	1/24/22	28,441	30,624
	Goldman Sachs Group Inc.	3.000%	4/26/22	28,705	28,951
3	Goldman Sachs Group Inc.	2.876%	10/31/22	25,763	25,895
	Goldman Sachs Group Inc.	3.625%	1/22/23	4,980	5,162
	Goldman Sachs Group Inc.	3.200%	2/23/23	861	880
3	Goldman Sachs Group Inc.	2.908%	6/5/23	7,006	7,071
3	Goldman Sachs Group Inc.	2.905%	7/24/23	20,131	20,316
	Goldman Sachs Group Inc.	3.625%	2/20/24	16,250	16,929
	Goldman Sachs Group Inc.	4.000%	3/3/24	30,559	32,383
	HSBC Bank USA NA	4.875%	8/24/20	9,480	9,725
	HSBC Holdings plc	3.400%	3/8/21	4,622	4,688
	HSBC Holdings plc	5.100%	4/5/21	7,127	7,447
	HSBC Holdings plc	2.950%	5/25/21	24,238	24,451
	HSBC Holdings plc	2.650%	1/5/22	21,945	22,024
	HSBC Holdings plc	4.875%	1/14/22	2,944	3,116
	HSBC Holdings plc	4.000%	3/30/22	9,111	9,485
3	HSBC Holdings plc	3.262%	3/13/23	24,845	25,259
	HSBC Holdings plc	3.600%	5/25/23	13,230	13,754
3	HSBC Holdings plc	3.033%	11/22/23	14,950	15,059
	HSBC Holdings plc	4.250%	3/14/24	329	347
3	HSBC Holdings plc	3.950%	5/18/24	13,000	13,536
3	HSBC Holdings plc	3.803%	3/11/25	26,475	27,461
	HSBC USA Inc.	2.750%	8/7/20	420	422
	HSBC USA Inc.	5.000%	9/27/20	6,007	6,181
	HSBC USA Inc.	3.500%	6/23/24	4,795	4,982
	Huntington Bancshares Inc.	3.150%	3/14/21	5,519	5,586
	Huntington Bancshares Inc.	2.300%	1/14/22	1,420	1,419
	Huntington National Bank	2.875%	8/20/20	4,450	4,475
	Huntington National Bank	3.250%	5/14/21	5,450	5,538
	Huntington National Bank	3.125%	4/1/22	3,500	3,570
	Huntington National Bank	2.500%	8/7/22	8,200	8,246
	ING Groep NV	3.150%	3/29/22	6,467	6,584
	ING Groep NV	4.100%	10/2/23	13,250	13,992
	ING Groep NV	3.550%	4/9/24	5,750	5,921
	JPMorgan Chase & Co.	4.400%	7/22/20	17,840	18,233
	JPMorgan Chase & Co.	4.250%	10/15/20	17,127	17,546
	JPMorgan Chase & Co.	2.550%	10/29/20	11,999	12,027
	JPMorgan Chase & Co.	2.550%	3/1/21	20,140	20,177
	JPMorgan Chase & Co.	4.625%	5/10/21	11,500	11,961
	JPMorgan Chase & Co.	2.400%	6/7/21	8,236	8,254
	JPMorgan Chase & Co.	2.295%	8/15/21	28,008	27,961
	JPMorgan Chase & Co.	4.350%	8/15/21	18,064	18,774

7

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.500%	1/24/22	18,879	19,888
3	JPMorgan Chase & Co.	3.514%	6/18/22	10,000	10,212
	JPMorgan Chase & Co.	3.250%	9/23/22	17,255	17,710
	JPMorgan Chase & Co.	2.972%	1/15/23	10,925	11,067
	JPMorgan Chase & Co.	3.200%	1/25/23	14,947	15,331
3	JPMorgan Chase & Co.	3.207%	4/1/23	14,200	14,484
3	JPMorgan Chase & Co.	2.776%	4/25/23	9,590	9,680
	JPMorgan Chase & Co.	3.375%	5/1/23	15,464	15,884
	JPMorgan Chase & Co.	2.700%	5/18/23	14,863	15,003
	JPMorgan Chase & Co.	3.875%	2/1/24	17,000	18,042
3	JPMorgan Chase & Co.	3.559%	4/23/24	15,200	15,771
	JPMorgan Chase & Co.	3.625%	5/13/24	21,288	22,395
3	JPMorgan Chase & Co.	3.797%	7/23/24	8,525	8,942
3	JPMorgan Chase & Co.	3.220%	3/1/25	14,000	14,382
	KeyBank NA	3.350%	6/15/21	3,465	3,536
	KeyBank NA	2.500%	11/22/21	5,910	5,939
	KeyBank NA	2.400%	6/9/22	5,910	5,930
	KeyBank NA	2.300%	9/14/22	4,270	4,274
	KeyBank NA	3.375%	3/7/23	1,850	1,916
3	KeyBank NA	3.180%	10/15/27	2,125	2,160
	KeyCorp	2.900%	9/15/20	7,920	7,964
	KeyCorp	5.100%	3/24/21	6,844	7,155
	Lloyds Bank plc	2.700%	8/17/20	15,086	15,143
	Lloyds Bank plc	6.375%	1/21/21	2,942	3,111
	Lloyds Bank plc	3.300%	5/7/21	8,091	8,208
	Lloyds Banking Group plc	3.100%	7/6/21	75	76
	Lloyds Banking Group plc	3.000%	1/11/22	16,950	17,073
	Lloyds Banking Group plc	4.050%	8/16/23	13,050	13,620
3	Lloyds Banking Group plc	2.907%	11/7/23	10,050	10,021
	M&T Bank Corp.	3.550%	7/26/23	7,000	7,374
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	7,420	7,474
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	8,985	9,057
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	6,500	6,637
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	15,525	15,425
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	9,700	9,820
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	6,550	6,679
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	16,693	16,768
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	8,803	9,053
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	12,400	12,978
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,700	3,685
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	6,575	6,820
	Mizuho Financial Group Inc.	2.273%	9/13/21	1,900	1,892
	Mizuho Financial Group Inc.	2.953%	2/28/22	8,400	8,492
	Mizuho Financial Group Inc.	3.549%	3/5/23	8,800	9,120
3	Mizuho Financial Group Inc.	3.922%	9/11/24	6,000	6,294
	Morgan Stanley	5.500%	7/24/20	7,695	7,944
	Morgan Stanley	5.750%	1/25/21	17,052	17,908
	Morgan Stanley	2.500%	4/21/21	15,804	15,829
	Morgan Stanley	5.500%	7/28/21	17,428	18,497
	Morgan Stanley	2.625%	11/17/21	20,857	20,986
	Morgan Stanley	2.750%	5/19/22	16,143	16,297
	Morgan Stanley	4.875%	11/1/22	17,117	18,308
	Morgan Stanley	3.125%	1/23/23	6,564	6,709
	Morgan Stanley	3.750%	2/25/23	24,714	25,788
	Morgan Stanley	4.100%	5/22/23	16,058	16,845
3	Morgan Stanley	3.737%	4/24/24	16,450	17,142
	Morgan Stanley	3.875%	4/29/24	19,100	20,229
	MUFG Americas Holdings Corp.	3.500%	6/18/22	3,000	3,084
	MUFG Union Bank NA	3.150%	4/1/22	17,300	17,674
	National Australia Bank Ltd.	2.625%	7/23/20	8,100	8,135
	National Australia Bank Ltd.	2.625%	1/14/21	7,656	7,694
	National Australia Bank Ltd.	1.875%	7/12/21	7,220	7,146
	National Australia Bank Ltd.	3.375%	9/20/21	5,000	5,113
	National Australia Bank Ltd.	3.700%	11/4/21	8,000	8,249

8

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Australia Bank Ltd.	2.800%	1/10/22	6,000	6,058
	National Australia Bank Ltd.	2.500%	5/22/22	5,265	5,297
	National Australia Bank Ltd.	3.000%	1/20/23	4,536	4,630
	National Australia Bank Ltd.	3.625%	6/20/23	5,000	5,219
	National Bank of Canada	2.200%	11/2/20	8,765	8,753
	Northern Trust Corp.	3.375%	8/23/21	3,271	3,358
	Northern Trust Corp.	2.375%	8/2/22	1,845	1,857
	People’s United Financial Inc.	3.650%	12/6/22	3,700	3,806
	PNC Bank NA	2.600%	7/21/20	5,520	5,536
	PNC Bank NA	2.450%	11/5/20	10,136	10,159
	PNC Bank NA	2.500%	1/22/21	3,250	3,258
	PNC Bank NA	2.150%	4/29/21	17,976	17,959
	PNC Bank NA	2.550%	12/9/21	7,985	8,037
	PNC Bank NA	2.625%	2/17/22	16,935	17,073
	PNC Bank NA	2.700%	11/1/22	5,741	5,776
	PNC Bank NA	2.950%	1/30/23	8,025	8,182
	PNC Bank NA	3.500%	6/8/23	4,000	4,171
	PNC Bank NA	3.800%	7/25/23	1,000	1,049
	PNC Financial Services Group Inc.	2.854%	11/9/22	4,240	4,306
	PNC Financial Services Group Inc.	3.500%	1/23/24	1,500	1,573
	PNC Financial Services Group Inc.	3.900%	4/29/24	8,000	8,416
	PNC Funding Corp.	4.375%	8/11/20	1,446	1,477
	RBC USA Holdco Corp.	5.250%	9/15/20	4,100	4,243
	Regions Bank	2.750%	4/1/21	6,690	6,728
3	Regions Bank	3.374%	8/13/21	4,500	4,538
	Regions Financial Corp.	3.200%	2/8/21	2,869	2,900
	Regions Financial Corp.	2.750%	8/14/22	7,657	7,698
	Regions Financial Corp.	3.800%	8/14/23	4,250	4,435
	Royal Bank of Canada	2.150%	10/26/20	5,560	5,556
	Royal Bank of Canada	2.350%	10/30/20	14,792	14,820
	Royal Bank of Canada	2.500%	1/19/21	7,467	7,494
	Royal Bank of Canada	3.200%	4/30/21	11,928	12,135
	Royal Bank of Canada	2.750%	2/1/22	10,000	10,149
	Royal Bank of Canada	2.800%	4/29/22	7,000	7,083
	Royal Bank of Canada	3.700%	10/5/23	5,800	6,104
	Royal Bank of Scotland Group plc	6.125%	12/15/22	6,550	7,047
3	Royal Bank of Scotland Group plc	3.498%	5/15/23	9,289	9,356
	Royal Bank of Scotland Group plc	6.100%	6/10/23	10,375	11,226
	Royal Bank of Scotland Group plc	3.875%	9/12/23	25,721	26,288
	Royal Bank of Scotland Group plc	6.000%	12/19/23	11,697	12,716
	Royal Bank of Scotland Group plc	5.125%	5/28/24	14,100	14,866
3	Royal Bank of Scotland Group plc	4.519%	6/25/24	16,000	16,633
3	Royal Bank of Scotland Group plc	4.269%	3/22/25	2,000	2,065
	Santander Holdings USA Inc.	4.450%	12/3/21	1,035	1,076
	Santander Holdings USA Inc.	3.700%	3/28/22	15,164	15,500
	Santander Holdings USA Inc.	3.400%	1/18/23	9,275	9,400
	Santander Holdings USA Inc.	3.500%	6/7/24	5,000	5,076
	Santander UK Group Holdings plc	2.875%	10/16/20	9,783	9,810
	Santander UK Group Holdings plc	3.125%	1/8/21	10,245	10,294
	Santander UK Group Holdings plc	2.875%	8/5/21	4,380	4,386
3	Santander UK Group Holdings plc	3.373%	1/5/24	12,500	12,607
3	Santander UK Group Holdings plc	4.796%	11/15/24	10,950	11,631
	Santander UK plc	2.125%	11/3/20	3,840	3,819
	Santander UK plc	3.400%	6/1/21	9,105	9,246
	Santander UK plc	3.750%	11/15/21	6,950	7,130
	Santander UK plc	4.000%	3/13/24	6,491	6,830
	Santander UK plc	2.875%	6/18/24	6,300	6,331
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	7,545	7,581
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	9,600	9,478
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	4,640	4,685
	State Street Corp.	2.550%	8/18/20	8,516	8,555
	State Street Corp.	4.375%	3/7/21	6,592	6,834
	State Street Corp.	1.950%	5/19/21	425	424
3	State Street Corp.	2.653%	5/15/23	6,025	6,080

9

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	3.100%	5/15/23	2,965	3,039
	State Street Corp.	3.700%	11/20/23	5,500	5,794
3	State Street Corp.	3.776%	12/3/24	3,800	3,994
	Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	9,424	9,458
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	5,250	5,257
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,360	2,415
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	13,282	13,378
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	10,222	10,142
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	9,246	9,255
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	2,379	2,399
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	7,387	7,450
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,386	6,443
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	20,000	20,422
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	5,000	5,225
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	8,269	8,733
	SunTrust Bank	2.800%	5/17/22	6,000	6,074
	SunTrust Bank	2.450%	8/1/22	7,326	7,345
3	SunTrust Bank	3.502%	8/2/22	4,350	4,447
	SunTrust Bank	3.000%	2/2/23	5,135	5,230
	SunTrust Bank	2.750%	5/1/23	1,375	1,385
	SunTrust Bank	3.200%	4/1/24	7,925	8,165
3	SunTrust Bank	3.689%	8/2/24	7,500	7,810
	SunTrust Banks Inc.	2.900%	3/3/21	5,376	5,422
	SunTrust Banks Inc.	2.700%	1/27/22	2,152	2,167
	Svenska Handelsbanken AB	1.950%	9/8/20	5,465	5,448
	Svenska Handelsbanken AB	2.400%	10/1/20	7,875	7,896
	Svenska Handelsbanken AB	2.450%	3/30/21	16,433	16,482
	Svenska Handelsbanken AB	3.350%	5/24/21	5,000	5,093
	Svenska Handelsbanken AB	1.875%	9/7/21	3,932	3,891
	Svenska Handelsbanken AB	3.900%	11/20/23	5,000	5,298
	Synchrony Bank	3.650%	5/24/21	4,830	4,917
	Synchrony Bank	3.000%	6/15/22	5,205	5,242
	Synchrony Financial	3.750%	8/15/21	2,511	2,558
	Synchrony Financial	4.375%	3/19/24	4,000	4,182
	Synovus Financial Corp.	3.125%	11/1/22	2,200	2,211
	Toronto-Dominion Bank	3.150%	9/17/20	7,900	7,985
	Toronto-Dominion Bank	2.500%	12/14/20	9,715	9,768
	Toronto-Dominion Bank	2.550%	1/25/21	8,050	8,087
	Toronto-Dominion Bank	2.125%	4/7/21	13,010	12,993
	Toronto-Dominion Bank	3.250%	6/11/21	4,231	4,315
	Toronto-Dominion Bank	1.800%	7/13/21	14,113	13,987
	Toronto-Dominion Bank	3.500%	7/19/23	12,483	13,059
	Toronto-Dominion Bank	3.250%	3/11/24	4,600	4,759
	Toronto-Dominion Bank	2.650%	6/12/24	9,000	9,076
	UBS AG	4.875%	8/4/20	6,551	6,733
	US Bancorp	2.350%	1/29/21	8,735	8,760
	US Bancorp	4.125%	5/24/21	2,714	2,805
	US Bancorp	2.625%	1/24/22	10,255	10,369
	US Bancorp	3.000%	3/15/22	6,530	6,662
	US Bancorp	2.950%	7/15/22	9,411	9,598
	US Bancorp	3.700%	1/30/24	6,485	6,868
	US Bancorp	3.375%	2/5/24	7,000	7,316
	US Bank NA	3.050%	7/24/20	2,000	2,017
	US Bank NA	2.050%	10/23/20	12,200	12,174
	US Bank NA	3.150%	4/26/21	2,000	2,036
	US Bank NA	3.450%	11/16/21	3,000	3,080
	US Bank NA	2.650%	5/23/22	7,000	7,091
	US Bank NA	2.850%	1/23/23	6,485	6,600
	US Bank NA	3.400%	7/24/23	6,100	6,356
	Wells Fargo & Co.	2.600%	7/22/20	21,651	21,719
	Wells Fargo & Co.	2.550%	12/7/20	17,516	17,550
	Wells Fargo & Co.	3.000%	1/22/21	11,917	12,023
	Wells Fargo & Co.	2.500%	3/4/21	11,135	11,148
	Wells Fargo & Co.	4.600%	4/1/21	24,696	25,626

10

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	2.100%	7/26/21	22,825	22,710
	Wells Fargo & Co.	3.500%	3/8/22	6,081	6,251
	Wells Fargo & Co.	2.625%	7/22/22	21,553	21,667
	Wells Fargo & Co.	3.069%	1/24/23	34,816	35,323
	Wells Fargo & Co.	3.450%	2/13/23	10,655	10,937
	Wells Fargo & Co.	4.125%	8/15/23	7,669	8,074
	Wells Fargo & Co.	3.750%	1/24/24	8,000	8,401
	Wells Fargo Bank NA	2.600%	1/15/21	7,206	7,233
3	Wells Fargo Bank NA	3.325%	7/23/21	14,900	15,038
	Wells Fargo Bank NA	3.625%	10/22/21	17,000	17,465
3	Wells Fargo Bank NA	2.897%	5/27/22	3,000	3,026
	Wells Fargo Bank NA	3.550%	8/14/23	17,900	18,678
	Westpac Banking Corp.	2.600%	11/23/20	7,950	7,988
	Westpac Banking Corp.	2.650%	1/25/21	4,425	4,446
	Westpac Banking Corp.	2.100%	5/13/21	8,527	8,503
	Westpac Banking Corp.	2.000%	8/19/21	10,950	10,877
	Westpac Banking Corp.	2.800%	1/11/22	5,000	5,061
	Westpac Banking Corp.	2.500%	6/28/22	8,850	8,893
	Westpac Banking Corp.	2.750%	1/11/23	4,000	4,049
	Westpac Banking Corp.	3.650%	5/15/23	7,203	7,508
	Westpac Banking Corp.	3.300%	2/26/24	8,200	8,462
	Zions Bancorp NA	3.500%	8/27/21	5,750	5,868
	Brokerage (0.2%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	2,550	2,705
	Ameriprise Financial Inc.	3.000%	3/22/22	2,062	2,096
	Ameriprise Financial Inc.	4.000%	10/15/23	5,424	5,771
	BGC Partners Inc.	5.125%	5/27/21	1,675	1,720
	BGC Partners Inc.	5.375%	7/24/23	3,914	4,095
	BlackRock Inc.	4.250%	5/24/21	5,925	6,163
	BlackRock Inc.	3.375%	6/1/22	2,475	2,565
	BlackRock Inc.	3.500%	3/18/24	3,700	3,930
	Charles Schwab Corp.	4.450%	7/22/20	2,855	2,920
	Charles Schwab Corp.	3.250%	5/21/21	7,500	7,641
	Charles Schwab Corp.	3.225%	9/1/22	2,550	2,615
	Charles Schwab Corp.	2.650%	1/25/23	6,657	6,732
	Charles Schwab Corp.	3.550%	2/1/24	1,825	1,920
	E*TRADE Financial Corp.	2.950%	8/24/22	4,450	4,492
	Eaton Vance Corp.	3.625%	6/15/23	2,350	2,443
	Intercontinental Exchange Inc.	2.750%	12/1/20	4,991	5,023
	Intercontinental Exchange Inc.	2.350%	9/15/22	1,175	1,176
	Intercontinental Exchange Inc.	3.450%	9/21/23	4,150	4,331
	Intercontinental Exchange Inc.	4.000%	10/15/23	4,955	5,268
	Invesco Finance plc	3.125%	11/30/22	7,825	8,002
	Invesco Finance plc	4.000%	1/30/24	5,475	5,785
	Jefferies Financial Group Inc.	5.500%	10/18/23	8,429	9,086
	Jefferies Group LLC	6.875%	4/15/21	6,047	6,473
	Owl Rock Capital Corp.	5.250%	4/15/24	1,680	1,737
	Stifel Financial Corp.	3.500%	12/1/20	3,545	3,590
	TD Ameritrade Holding Corp.	2.950%	4/1/22	6,758	6,864
	TD Ameritrade Holding Corp.	3.750%	4/1/24	2,500	2,636
	Finance Companies (0.4%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.250%	7/1/20	6,076	6,167
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/30/20	8,085	8,277
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	3,507	3,617
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	6,098	6,388
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	1,495	1,545
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	3,399	3,492

11

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	3,400	3,460
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	3,415	3,582
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	3,880	3,919
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	2,500	2,600
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	3,080	3,303
	Air Lease Corp.	2.500%	3/1/21	3,725	3,720
	Air Lease Corp.	3.875%	4/1/21	3,828	3,910
	Air Lease Corp.	3.375%	6/1/21	2,340	2,375
	Air Lease Corp.	3.500%	1/15/22	1,750	1,791
	Air Lease Corp.	3.750%	2/1/22	4,471	4,590
	Air Lease Corp.	2.625%	7/1/22	3,034	3,029
	Air Lease Corp.	2.750%	1/15/23	5,315	5,305
	Air Lease Corp.	3.875%	7/3/23	7,720	8,004
	Air Lease Corp.	3.000%	9/15/23	4,439	4,461
	Air Lease Corp.	4.250%	2/1/24	6,565	6,918
	Aircastle Ltd.	5.125%	3/15/21	4,040	4,179
	Aircastle Ltd.	5.500%	2/15/22	2,260	2,394
	Aircastle Ltd.	5.000%	4/1/23	5,232	5,519
	Aircastle Ltd.	4.400%	9/25/23	6,900	7,159
	Ares Capital Corp.	3.625%	1/19/22	3,480	3,515
	Ares Capital Corp.	3.500%	2/10/23	3,190	3,172
	Ares Capital Corp.	4.200%	6/10/24	1,500	1,518
	GATX Corp.	3.900%	3/30/23	2,825	2,938
	GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	31,390	31,212
	International Lease Finance Corp.	8.250%	12/15/20	8,411	9,074
	International Lease Finance Corp.	4.625%	4/15/21	3,092	3,193
	International Lease Finance Corp.	8.625%	1/15/22	5,173	5,903
	International Lease Finance Corp.	5.875%	8/15/22	6,153	6,698
	Insurance (0.9%)
	AEGON Funding Co. LLC	5.750%	12/15/20	3,543	3,710
	Aetna Inc.	4.125%	6/1/21	3,248	3,348
	Aetna Inc.	2.750%	11/15/22	6,388	6,417
	Aetna Inc.	2.800%	6/15/23	5,738	5,755
	Aflac Inc.	4.000%	2/15/22	1,407	1,473
	Aflac Inc.	3.625%	6/15/23	4,700	4,928
	Alleghany Corp.	4.950%	6/27/22	4,038	4,321
3	Allstate Corp.	5.750%	8/15/53	6,710	7,020
	Alterra Finance LLC	6.250%	9/30/20	2,595	2,709
	American International Group Inc.	3.375%	8/15/20	4,122	4,166
	American International Group Inc.	6.400%	12/15/20	4,900	5,177
	American International Group Inc.	3.300%	3/1/21	5,880	5,957
	American International Group Inc.	4.875%	6/1/22	4,590	4,917
	American International Group Inc.	4.125%	2/15/24	8,401	8,890
	Anthem Inc.	4.350%	8/15/20	5,780	5,905
	Anthem Inc.	2.500%	11/21/20	8,775	8,789
	Anthem Inc.	3.700%	8/15/21	3,800	3,890
	Anthem Inc.	3.125%	5/15/22	3,046	3,093
	Anthem Inc.	2.950%	12/1/22	6,005	6,090
	Anthem Inc.	3.300%	1/15/23	10,624	10,932
	Aon Corp.	5.000%	9/30/20	5,425	5,601
	Aon plc	2.800%	3/15/21	3,078	3,097
	Aon plc	4.000%	11/27/23	5,980	6,302
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,100	2,221
	Assurant Inc.	4.000%	3/15/23	3,600	3,722
	Assurant Inc.	4.200%	9/27/23	1,500	1,559
	AXA Equitable Holdings Inc.	3.900%	4/20/23	5,357	5,575
	Berkshire Hathaway Finance Corp.	2.900%	10/15/20	5,543	5,596
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	6,534	6,750

12

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,865	3,972
	Berkshire Hathaway Inc.	2.200%	3/15/21	8,297	8,319
	Berkshire Hathaway Inc.	3.750%	8/15/21	4,685	4,849
	Berkshire Hathaway Inc.	3.400%	1/31/22	4,027	4,162
	Berkshire Hathaway Inc.	3.000%	2/11/23	2,175	2,242
	Berkshire Hathaway Inc.	2.750%	3/15/23	11,290	11,467
	Chubb INA Holdings Inc.	2.300%	11/3/20	8,633	8,634
	Chubb INA Holdings Inc.	2.875%	11/3/22	2,550	2,596
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,490	5,581
	Cigna Holding Co.	4.375%	12/15/20	1,675	1,718
	Cigna Holding Co.	4.500%	3/15/21	2,375	2,441
	Cigna Holding Co.	4.000%	2/15/22	1,300	1,342
	CNA Financial Corp.	5.750%	8/15/21	2,890	3,089
	CNA Financial Corp.	3.950%	5/15/24	3,132	3,302
	Coventry Health Care Inc.	5.450%	6/15/21	2,134	2,239
	Enstar Group Ltd.	4.500%	3/10/22	2,225	2,281
	Fidelity National Financial Inc.	5.500%	9/1/22	2,035	2,212
	Hartford Financial Services Group Inc.	5.125%	4/15/22	7,461	7,997
	Humana Inc.	2.900%	12/15/22	5,231	5,304
	Lincoln National Corp.	4.000%	9/1/23	8,032	8,492
	Loews Corp.	2.625%	5/15/23	6,835	6,885
	Manulife Financial Corp.	4.900%	9/17/20	5,037	5,180
	Markel Corp.	4.900%	7/1/22	1,150	1,224
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,263	3,400
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	2,388	2,405
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	3,050	3,137
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	10,000	10,594
	MetLife Inc.	3.048%	12/15/22	3,500	3,549
	MetLife Inc.	4.368%	9/15/23	4,351	4,696
	MetLife Inc.	3.600%	4/10/24	6,318	6,697
	PartnerRe Finance B LLC	5.500%	6/1/20	3,665	3,771
	Primerica Inc.	4.750%	7/15/22	2,700	2,851
	Principal Financial Group Inc.	3.300%	9/15/22	1,000	1,026
	Principal Financial Group Inc.	3.125%	5/15/23	2,775	2,823
	Progressive Corp.	3.750%	8/23/21	5,754	5,941
	Prudential Financial Inc.	4.500%	11/15/20	2,300	2,373
	Prudential Financial Inc.	4.500%	11/16/21	6,760	7,105
	Prudential Financial Inc.	3.500%	5/15/24	4,350	4,579
3	Prudential Financial Inc.	5.875%	9/15/42	7,400	7,881
3	Prudential Financial Inc.	5.625%	6/15/43	7,260	7,668
	Reinsurance Group of America Inc.	5.000%	6/1/21	3,037	3,173
	Reinsurance Group of America Inc.	4.700%	9/15/23	3,670	3,967
	Travelers Cos. Inc.	3.900%	11/1/20	1,630	1,666
	Trinity Acquisition plc	3.500%	9/15/21	1,150	1,166
	UnitedHealth Group Inc.	2.700%	7/15/20	1,952	1,960
	UnitedHealth Group Inc.	1.950%	10/15/20	4,345	4,326
	UnitedHealth Group Inc.	3.875%	10/15/20	5,815	5,916
	UnitedHealth Group Inc.	4.700%	2/15/21	2,700	2,788
	UnitedHealth Group Inc.	2.125%	3/15/21	8,320	8,307
	UnitedHealth Group Inc.	3.150%	6/15/21	5,841	5,943
	UnitedHealth Group Inc.	2.875%	12/15/21	5,895	5,984
	UnitedHealth Group Inc.	2.875%	3/15/22	6,303	6,393
	UnitedHealth Group Inc.	3.350%	7/15/22	4,731	4,878
	UnitedHealth Group Inc.	2.375%	10/15/22	8,120	8,137
	UnitedHealth Group Inc.	2.750%	2/15/23	4,550	4,609
	UnitedHealth Group Inc.	2.875%	3/15/23	5,975	6,090
	UnitedHealth Group Inc.	3.500%	6/15/23	6,650	6,940
	UnitedHealth Group Inc.	3.500%	2/15/24	490	513
	Unum Group	5.625%	9/15/20	1,558	1,613
	Unum Group	3.000%	5/15/21	3,490	3,512
	Unum Group	4.000%	3/15/24	2,275	2,368
	Willis North America Inc.	3.600%	5/15/24	5,355	5,530
	Willis Towers Watson plc	5.750%	3/15/21	3,046	3,206
	WR Berkley Corp.	5.375%	9/15/20	1,100	1,134

13

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	3,445	3,483

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	2,634	2,783
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	7,300	7,650
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	3,475	3,669
American Campus Communities Operating Partnership LP	3.350%	10/1/20	3,546	3,577
American Campus Communities Operating Partnership LP	3.750%	4/15/23	2,134	2,208
AvalonBay Communities Inc.	3.625%	10/1/20	3,020	3,054
AvalonBay Communities Inc.	3.950%	1/15/21	1,125	1,149
AvalonBay Communities Inc.	2.950%	9/15/22	1,614	1,641
AvalonBay Communities Inc.	4.200%	12/15/23	2,600	2,778
Boston Properties LP	5.625%	11/15/20	6,835	7,084
Boston Properties LP	4.125%	5/15/21	6,074	6,241
Boston Properties LP	3.850%	2/1/23	4,721	4,930
Boston Properties LP	3.125%	9/1/23	3,210	3,280
Brandywine Operating Partnership LP	3.950%	2/15/23	2,475	2,569
Brixmor Operating Partnership LP	3.875%	8/15/22	5,975	6,156
Brixmor Operating Partnership LP	3.250%	9/15/23	3,050	3,090
Camden Property Trust	2.950%	12/15/22	3,800	3,867
Corporate Office Properties LP	3.700%	6/15/21	1,970	1,987
Corporate Office Properties LP	3.600%	5/15/23	2,650	2,688
CubeSmart LP	4.375%	12/15/23	1,925	2,039
Digital Realty Trust LP	3.950%	7/1/22	4,671	4,854
Digital Realty Trust LP	3.625%	10/1/22	4,325	4,429
Digital Realty Trust LP	2.750%	2/1/23	1,275	1,273
Duke Realty LP	3.875%	2/15/21	1,000	1,020
Duke Realty LP	3.875%	10/15/22	1,250	1,299
Duke Realty LP	3.625%	4/15/23	1,907	1,972
EPR Properties	5.750%	8/15/22	2,595	2,784
ERP Operating LP	4.625%	12/15/21	6,551	6,878
ERP Operating LP	3.000%	4/15/23	3,848	3,937
Essex Portfolio LP	5.200%	3/15/21	1,850	1,922
Essex Portfolio LP	3.250%	5/1/23	2,085	2,127
Essex Portfolio LP	3.875%	5/1/24	4,231	4,446
HCP Inc.	3.150%	8/1/22	3,203	3,257
HCP Inc.	4.000%	12/1/22	5,485	5,719
HCP Inc.	4.250%	11/15/23	3,450	3,655
HCP Inc.	4.200%	3/1/24	1,500	1,587
Healthcare Trust of America Holdings LP	3.375%	7/15/21	1,000	1,013
Healthcare Trust of America Holdings LP	2.950%	7/1/22	4,755	4,786
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,900	1,942
Highwoods Realty LP	3.200%	6/15/21	2,000	2,013
Hospitality Properties Trust	4.250%	2/15/21	3,305	3,326
Hospitality Properties Trust	5.000%	8/15/22	3,557	3,714
Hospitality Properties Trust	4.500%	6/15/23	2,616	2,708
Host Hotels & Resorts LP	6.000%	10/1/21	2,644	2,804
Host Hotels & Resorts LP	5.250%	3/15/22	2,025	2,137
Host Hotels & Resorts LP	4.750%	3/1/23	1,297	1,375
Host Hotels & Resorts LP	3.750%	10/15/23	4,775	4,880
Host Hotels & Resorts LP	3.875%	4/1/24	1,475	1,513
Kimco Realty Corp.	3.200%	5/1/21	4,669	4,722
Kimco Realty Corp.	3.400%	11/1/22	2,220	2,279
Kimco Realty Corp.	3.125%	6/1/23	1,500	1,519
Liberty Property LP	4.750%	10/1/20	3,950	4,039
Liberty Property LP	4.125%	6/15/22	2,168	2,261
Liberty Property LP	3.375%	6/15/23	2,104	2,160
Mid-America Apartments LP	4.300%	10/15/23	2,475	2,631
Mid-America Apartments LP	3.750%	6/15/24	700	723
National Retail Properties Inc.	3.800%	10/15/22	1,000	1,035

14

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
National Retail Properties Inc.	3.300%	4/15/23	4,210	4,296
Office Properties Income Trust	4.000%	7/15/22	5,000	5,045
Omega Healthcare Investors Inc.	4.375%	8/1/23	5,000	5,200
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,630	3,843
Piedmont Operating Partnership LP	3.400%	6/1/23	1,105	1,108
Piedmont Operating Partnership LP	4.450%	3/15/24	1,050	1,097
ProLogis LP	4.250%	8/15/23	6,150	6,562
Public Storage	2.370%	9/15/22	4,250	4,268
Realty Income Corp.	3.250%	10/15/22	11,847	12,147
Realty Income Corp.	4.650%	8/1/23	1,875	2,026
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,000	1,029
Simon Property Group LP	2.500%	9/1/20	5,160	5,167
Simon Property Group LP	4.375%	3/1/21	7,260	7,478
Simon Property Group LP	2.500%	7/15/21	2,650	2,663
Simon Property Group LP	4.125%	12/1/21	3,435	3,565
Simon Property Group LP	2.350%	1/30/22	4,424	4,428
Simon Property Group LP	3.375%	3/15/22	1,062	1,089
Simon Property Group LP	2.625%	6/15/22	4,525	4,560
Simon Property Group LP	2.750%	6/1/23	8,355	8,465
SITE Centers Corp.	4.625%	7/15/22	2,145	2,231
SL Green Operating Partnership LP	3.250%	10/15/22	2,350	2,381
SL Green Realty Corp.	4.500%	12/1/22	1,225	1,285
UDR Inc.	3.700%	10/1/20	6,400	6,489
Ventas Realty LP	3.100%	1/15/23	1,460	1,486
Ventas Realty LP	3.125%	6/15/23	3,863	3,938
Ventas Realty LP	3.500%	4/15/24	2,600	2,697
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	3,130	3,261
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	2,605	2,662
VEREIT Operating Partnership LP	4.125%	6/1/21	5,111	5,245
VEREIT Operating Partnership LP	4.600%	2/6/24	6,666	7,063
Washington REIT	4.950%	10/1/20	1,700	1,728
Weingarten Realty Investors	3.500%	4/15/23	1,250	1,272
Weingarten Realty Investors	3.850%	6/1/25	3,500	3,590
Welltower Inc.	4.950%	1/15/21	2,618	2,700
Welltower Inc.	3.750%	3/15/23	3,625	3,768
Welltower Inc.	3.950%	9/1/23	2,850	2,994
Welltower Inc.	3.625%	3/15/24	3,000	3,118
WP Carey Inc.	4.600%	4/1/24	1,333	1,407
				5,285,078
Industrial (14.2%)
Basic Industry (0.6%)
Air Products & Chemicals Inc.	3.000%	11/3/21	2,350	2,391
ArcelorMittal	5.250%	8/5/20	100	102
ArcelorMittal	5.500%	3/1/21	3,990	4,145
ArcelorMittal	6.250%	2/25/22	6,450	6,966
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	5,000	5,081
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	4,875	5,182
Braskem Finance Ltd.	6.450%	2/3/24	5,050	5,568
Cabot Corp.	3.700%	7/15/22	2,840	2,897
Celanese US Holdings LLC	5.875%	6/15/21	6,182	6,557
Celanese US Holdings LLC	3.500%	5/8/24	2,000	2,052
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,800	2,905
Dow Chemical Co.	4.125%	11/15/21	8,062	8,339
Dow Chemical Co.	3.000%	11/15/22	15,280	15,479
DuPont de Nemours Inc.	3.766%	11/15/20	14,300	14,572
DuPont de Nemours Inc.	4.205%	11/15/23	11,850	12,671
Eastman Chemical Co.	3.500%	12/1/21	4,289	4,388
Eastman Chemical Co.	3.600%	8/15/22	3,944	4,047
Ecolab Inc.	4.350%	12/8/21	8,757	9,189
Ecolab Inc.	2.375%	8/10/22	5,550	5,552
Ecolab Inc.	3.250%	1/14/23	1,500	1,535
FMC Corp.	3.950%	2/1/22	3,235	3,331
Goldcorp Inc.	3.625%	6/9/21	100	102

15

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Flavors & Fragrances Inc.	3.400%	9/25/20	3,068	3,098
	International Paper Co.	7.500%	8/15/21	3,431	3,792
	International Paper Co.	4.750%	2/15/22	3,643	3,845
	Kinross Gold Corp.	5.125%	9/1/21	3,340	3,457
	Kinross Gold Corp.	5.950%	3/15/24	1,425	1,557
	LyondellBasell Industries NV	6.000%	11/15/21	15,166	16,185
	LyondellBasell Industries NV	5.750%	4/15/24	6,500	7,304
	Mosaic Co.	3.750%	11/15/21	3,870	3,962
	Mosaic Co.	3.250%	11/15/22	5,685	5,799
	Mosaic Co.	4.250%	11/15/23	6,750	7,148
	NewMarket Corp.	4.100%	12/15/22	1,675	1,734
4	Newmont Goldcorp Corp.	3.625%	6/9/21	5,400	5,493
	Newmont Goldcorp Corp.	3.500%	3/15/22	2,751	2,816
4	Newmont Goldcorp Corp.	3.700%	3/15/23	3,152	3,261
	Nucor Corp.	4.125%	9/15/22	3,000	3,154
	Nucor Corp.	4.000%	8/1/23	7,014	7,421
	Nutrien Ltd.	3.150%	10/1/22	4,791	4,862
	Nutrien Ltd.	3.500%	6/1/23	7,198	7,376
	Packaging Corp. of America	2.450%	12/15/20	7,234	7,230
	Packaging Corp. of America	3.900%	6/15/22	2,000	2,074
	Packaging Corp. of America	4.500%	11/1/23	5,497	5,879
	PPG Industries Inc.	3.600%	11/15/20	6,400	6,499
	Praxair Inc.	2.250%	9/24/20	5,125	5,132
	Praxair Inc.	4.050%	3/15/21	2,075	2,141
	Praxair Inc.	3.000%	9/1/21	3,345	3,405
	Praxair Inc.	2.450%	2/15/22	3,809	3,839
	Praxair Inc.	2.200%	8/15/22	3,995	4,003
	Praxair Inc.	2.700%	2/21/23	2,300	2,330
	Rayonier Inc.	3.750%	4/1/22	1,550	1,573
	Sasol Financing International Ltd.	4.500%	11/14/22	6,800	6,998
	SASOL Financing USA LLC	5.875%	3/27/24	9,950	10,746
	Sherwin-Williams Co.	2.750%	6/1/22	8,018	8,088
	Sherwin-Williams Co.	3.125%	6/1/24	5,450	5,568
	Southern Copper Corp.	3.500%	11/8/22	2,025	2,060
	Vale Overseas Ltd.	4.375%	1/11/22	6,601	6,799
	Weyerhaeuser Co.	4.700%	3/15/21	5,158	5,317
	Capital Goods (1.4%)
	3M Co.	2.000%	8/7/20	3,725	3,722
	3M Co.	1.625%	9/19/21	6,485	6,415
	3M Co.	2.750%	3/1/22	5,425	5,509
	3M Co.	2.000%	6/26/22	2,240	2,233
	3M Co.	2.250%	3/15/23	4,050	4,048
	3M Co.	3.250%	2/14/24	2,250	2,350
	ABB Finance USA Inc.	2.875%	5/8/22	7,018	7,125
4	Bemis Co. Inc.	4.500%	10/15/21	3,050	3,167
	Boeing Co.	1.650%	10/30/20	2,930	2,905
	Boeing Co.	8.750%	8/15/21	1,000	1,131
	Boeing Co.	2.350%	10/30/21	4,950	4,963
	Boeing Co.	2.125%	3/1/22	2,150	2,141
	Boeing Co.	2.700%	5/1/22	2,500	2,543
	Boeing Co.	2.800%	3/1/23	4,100	4,162
	Boeing Co.	1.875%	6/15/23	4,510	4,422
	Carlisle Cos. Inc.	3.750%	11/15/22	2,650	2,723
	Caterpillar Financial Services Corp.	1.850%	9/4/20	6,229	6,206
	Caterpillar Financial Services Corp.	2.500%	11/13/20	3,500	3,510
	Caterpillar Financial Services Corp.	2.650%	5/17/21	2,950	2,975
	Caterpillar Financial Services Corp.	1.700%	8/9/21	9,850	9,743
	Caterpillar Financial Services Corp.	3.150%	9/7/21	2,000	2,038
	Caterpillar Financial Services Corp.	1.931%	10/1/21	6,438	6,390
	Caterpillar Financial Services Corp.	2.950%	2/26/22	5,600	5,717
	Caterpillar Financial Services Corp.	2.850%	6/1/22	5,670	5,776
	Caterpillar Financial Services Corp.	2.400%	6/6/22	3,700	3,731
	Caterpillar Financial Services Corp.	2.550%	11/29/22	5,275	5,334

16

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Financial Services Corp.	3.450%	5/15/23	5,000	5,213
	Caterpillar Financial Services Corp.	3.750%	11/24/23	5,070	5,363
	Caterpillar Financial Services Corp.	3.650%	12/7/23	3,100	3,268
	Caterpillar Financial Services Corp.	2.850%	5/17/24	3,000	3,061
	Caterpillar Financial Services Corp.	3.300%	6/9/24	1,750	1,825
	Caterpillar Inc.	3.900%	5/27/21	7,345	7,579
	Caterpillar Inc.	2.600%	6/26/22	4,690	4,747
	Caterpillar Inc.	3.400%	5/15/24	2,146	2,250
	CNH Industrial Capital LLC	4.375%	11/6/20	4,011	4,093
	CNH Industrial Capital LLC	4.875%	4/1/21	6,420	6,629
	CNH Industrial Capital LLC	3.875%	10/15/21	2,295	2,344
	CNH Industrial Capital LLC	4.375%	4/5/22	5,560	5,748
	CNH Industrial Capital LLC	4.200%	1/15/24	3,650	3,813
	CNH Industrial NV	4.500%	8/15/23	5,770	6,055
	Crane Co.	4.450%	12/15/23	2,500	2,653
	Deere & Co.	2.600%	6/8/22	7,758	7,842
	Dover Corp.	4.300%	3/1/21	4,200	4,311
	Eaton Corp.	2.750%	11/2/22	8,410	8,504
4	Embraer Overseas Ltd.	5.696%	9/16/23	1,400	1,531
	Emerson Electric Co.	2.625%	12/1/21	5,980	6,044
	Emerson Electric Co.	2.625%	2/15/23	1,525	1,555
	FLIR Systems Inc.	3.125%	6/15/21	2,325	2,342
	Flowserve Corp.	3.500%	9/15/22	4,625	4,665
	Fortive Corp.	2.350%	6/15/21	4,400	4,385
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	3,550	3,733
	General Dynamics Corp.	3.000%	5/11/21	11,100	11,281
	General Dynamics Corp.	3.875%	7/15/21	3,805	3,922
	General Dynamics Corp.	2.250%	11/15/22	6,974	6,999
	General Dynamics Corp.	3.375%	5/15/23	8,459	8,833
	General Dynamics Corp.	1.875%	8/15/23	5,756	5,669
	General Electric Co.	4.375%	9/16/20	10,548	10,783
	General Electric Co.	4.625%	1/7/21	9,036	9,292
	General Electric Co.	5.300%	2/11/21	7,712	8,001
	General Electric Co.	4.650%	10/17/21	8,902	9,273
	General Electric Co.	2.700%	10/9/22	8,766	8,745
	General Electric Co.	3.100%	1/9/23	8,325	8,406
	General Electric Co.	3.375%	3/11/24	15,355	15,697
	General Electric Co.	3.450%	5/15/24	3,300	3,368
	Honeywell International Inc.	4.250%	3/1/21	5,292	5,473
	Honeywell International Inc.	1.850%	11/1/21	8,590	8,529
	Illinois Tool Works Inc.	3.375%	9/15/21	4,400	4,509
	Illinois Tool Works Inc.	3.500%	3/1/24	8,345	8,783
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	8,701	9,257
	John Deere Capital Corp.	2.375%	7/14/20	2,500	2,507
	John Deere Capital Corp.	2.450%	9/11/20	2,894	2,902
	John Deere Capital Corp.	2.550%	1/8/21	2,250	2,263
	John Deere Capital Corp.	2.800%	3/4/21	3,000	3,029
	John Deere Capital Corp.	2.875%	3/12/21	3,700	3,742
	John Deere Capital Corp.	3.900%	7/12/21	3,585	3,703
	John Deere Capital Corp.	3.125%	9/10/21	1,000	1,019
	John Deere Capital Corp.	3.150%	10/15/21	2,615	2,668
	John Deere Capital Corp.	2.650%	1/6/22	4,702	4,757
	John Deere Capital Corp.	2.950%	4/1/22	3,250	3,315
	John Deere Capital Corp.	2.150%	9/8/22	5,650	5,638
	John Deere Capital Corp.	2.700%	1/6/23	6,950	7,060
	John Deere Capital Corp.	2.800%	1/27/23	5,800	5,904
	John Deere Capital Corp.	2.800%	3/6/23	8,503	8,699
	John Deere Capital Corp.	3.450%	6/7/23	4,515	4,727
	John Deere Capital Corp.	3.650%	10/12/23	3,700	3,906
	John Deere Capital Corp.	3.450%	1/10/24	1,475	1,546
	John Deere Capital Corp.	2.600%	3/7/24	2,750	2,776
	John Deere Capital Corp.	2.650%	6/24/24	6,000	6,069
	L3 Technologies Inc.	4.950%	2/15/21	5,516	5,697
	L3 Technologies Inc.	3.850%	6/15/23	6,450	6,725

17

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
L3 Technologies Inc.	3.950%	5/28/24	2,200	2,299
Lennox International Inc.	3.000%	11/15/23	2,000	2,006
Lockheed Martin Corp.	2.500%	11/23/20	7,963	7,994
Lockheed Martin Corp.	3.350%	9/15/21	5,986	6,132
Lockheed Martin Corp.	3.100%	1/15/23	2,883	2,957
Masco Corp.	3.500%	4/1/21	2,710	2,750
Mohawk Industries Inc.	3.850%	2/1/23	4,325	4,497
Northrop Grumman Corp.	2.080%	10/15/20	2,803	2,798
Northrop Grumman Corp.	3.500%	3/15/21	5,951	6,063
Northrop Grumman Corp.	2.550%	10/15/22	2,358	2,369
Northrop Grumman Corp.	3.250%	8/1/23	10,783	11,069
Nvent Finance Sarl	3.950%	4/15/23	1,000	1,014
Owens Corning	4.200%	12/15/22	4,047	4,222
Parker-Hannifin Corp.	2.700%	6/14/24	3,600	3,652
Precision Castparts Corp.	2.500%	1/15/23	8,810	8,865
Raytheon Co.	3.125%	10/15/20	3,553	3,590
Raytheon Co.	2.500%	12/15/22	6,613	6,655
Republic Services Inc.	5.250%	11/15/21	2,729	2,906
Republic Services Inc.	3.550%	6/1/22	7,090	7,272
Republic Services Inc.	4.750%	5/15/23	1,663	1,790
Rockwell Collins Inc.	2.800%	3/15/22	7,362	7,435
Rockwell Collins Inc.	3.700%	12/15/23	2,210	2,313
Rockwell Collins Inc.	3.200%	3/15/24	6,225	6,373
Roper Technologies Inc.	3.000%	12/15/20	4,387	4,413
Roper Technologies Inc.	2.800%	12/15/21	6,651	6,702
Roper Technologies Inc.	3.125%	11/15/22	4,412	4,483
Spirit AeroSystems Inc.	3.950%	6/15/23	7,945	8,194
Stanley Black & Decker Inc.	3.400%	12/1/21	4,000	4,083
Stanley Black & Decker Inc.	2.900%	11/1/22	4,130	4,196
Textron Inc.	4.300%	3/1/24	1,000	1,068
United Technologies Corp.	3.350%	8/16/21	6,935	7,085
United Technologies Corp.	1.950%	11/1/21	6,540	6,477
United Technologies Corp.	3.100%	6/1/22	9,946	10,170
United Technologies Corp.	3.650%	8/16/23	19,025	19,904
United Technologies Corp.	2.800%	5/4/24	4,000	4,054
Wabtec Corp.	4.400%	3/15/24	4,875	5,155
Waste Management Inc.	4.600%	3/1/21	2,678	2,763
Waste Management Inc.	2.900%	9/15/22	7,111	7,240
Waste Management Inc.	2.400%	5/15/23	4,304	4,308
Waste Management Inc.	2.950%	6/15/24	1,650	1,687
Xylem Inc.	4.875%	10/1/21	5,384	5,649
Communication (1.5%)
Activision Blizzard Inc.	2.300%	9/15/21	7,000	6,982
America Movil SAB de CV	3.125%	7/16/22	11,078	11,269
American Tower Corp.	3.300%	2/15/21	7,862	7,957
American Tower Corp.	3.450%	9/15/21	4,954	5,055
American Tower Corp.	5.900%	11/1/21	6,379	6,861
American Tower Corp.	2.250%	1/15/22	3,660	3,641
American Tower Corp.	4.700%	3/15/22	3,635	3,831
American Tower Corp.	3.500%	1/31/23	8,627	8,899
American Tower Corp.	3.000%	6/15/23	3,750	3,801
American Tower Corp.	5.000%	2/15/24	3,001	3,300
AT&T Inc.	4.600%	2/15/21	7,928	8,157
AT&T Inc.	2.800%	2/17/21	15,963	16,061
AT&T Inc.	4.450%	5/15/21	7,965	8,264
AT&T Inc.	3.875%	8/15/21	10,211	10,520
AT&T Inc.	3.000%	2/15/22	11,021	11,182
AT&T Inc.	3.200%	3/1/22	9,505	9,690
AT&T Inc.	3.800%	3/15/22	6,571	6,803
AT&T Inc.	3.400%	6/15/22	4,000	4,107
AT&T Inc.	3.000%	6/30/22	6,991	7,113
AT&T Inc.	3.600%	2/17/23	8,250	8,546
AT&T Inc.	4.050%	12/15/23	3,600	3,816

18

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.800%	3/1/24	5,000	5,249
	AT&T Inc.	4.450%	4/1/24	8,000	8,606
	AT&T Inc.	3.550%	6/1/24	6,719	6,972
	British Telecommunications plc	4.500%	12/4/23	4,700	5,025
	CBS Corp.	3.375%	3/1/22	2,120	2,167
	CBS Corp.	2.500%	2/15/23	3,300	3,279
	CBS Corp.	2.900%	6/1/23	2,725	2,746
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	12,935	13,531
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	10,000	10,089
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	19,279	20,236
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	8,325	8,855
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	6,639	8,176
	Comcast Corp.	3.300%	10/1/20	11,300	11,448
	Comcast Corp.	3.450%	10/1/21	14,400	14,815
	Comcast Corp.	1.625%	1/15/22	4,956	4,899
	Comcast Corp.	3.125%	7/15/22	4,724	4,855
	Comcast Corp.	2.750%	3/1/23	7,500	7,588
	Comcast Corp.	3.000%	2/1/24	8,000	8,223
	Comcast Corp.	3.600%	3/1/24	5,498	5,799
	Comcast Corp.	3.700%	4/15/24	19,987	21,207
	Crown Castle International Corp.	3.400%	2/15/21	5,710	5,787
	Crown Castle International Corp.	2.250%	9/1/21	5,826	5,794
	Crown Castle International Corp.	4.875%	4/15/22	6,091	6,464
	Crown Castle International Corp.	5.250%	1/15/23	8,261	8,968
	Discovery Communications LLC	4.375%	6/15/21	2,753	2,845
	Discovery Communications LLC	3.300%	5/15/22	4,496	4,577
	Discovery Communications LLC	3.500%	6/15/22	6,807	6,954
	Discovery Communications LLC	2.950%	3/20/23	15,412	15,537
	Discovery Communications LLC	3.250%	4/1/23	1,950	1,979
	Discovery Communications LLC	3.800%	3/13/24	1,100	1,138
	Electronic Arts Inc.	3.700%	3/1/21	4,600	4,687
4	Fox Corp.	3.666%	1/25/22	3,750	3,874
4	Fox Corp.	4.030%	1/25/24	7,200	7,630
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	4,700	4,756
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	4,912	5,045
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	5,700	5,923
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	7,025	7,559
	Moody’s Corp.	5.500%	9/1/20	3,454	3,574
	Moody’s Corp.	3.250%	6/7/21	4,320	4,396
	Moody’s Corp.	2.750%	12/15/21	3,491	3,520
	Moody’s Corp.	2.625%	1/15/23	2,473	2,478
	NBCUniversal Media LLC	4.375%	4/1/21	12,415	12,873
	NBCUniversal Media LLC	2.875%	1/15/23	7,879	8,042
	Omnicom Group Inc./ Omnicom Capital Inc.	4.450%	8/15/20	6,185	6,321
	Omnicom Group Inc./ Omnicom Capital Inc.	3.625%	5/1/22	8,775	9,058
	Orange SA	4.125%	9/14/21	9,378	9,754
	RELX Capital Inc.	3.125%	10/15/22	4,007	4,077
	RELX Capital Inc.	3.500%	3/16/23	4,688	4,835
	Rogers Communications Inc.	3.000%	3/15/23	650	662
	Rogers Communications Inc.	4.100%	10/1/23	7,600	8,066
	S&P Global Inc.	3.300%	8/14/20	6,070	6,133
	Telefonica Emisiones SAU	5.462%	2/16/21	15,022	15,734
	Thomson Reuters Corp.	4.300%	11/23/23	4,200	4,462
	Time Warner Cable LLC	4.125%	2/15/21	5,495	5,602
	Time Warner Cable LLC	4.000%	9/1/21	7,029	7,209
	Time Warner Entertainment Co. LP	8.375%	3/15/23	8,101	9,587
	Verizon Communications Inc.	3.450%	3/15/21	9,215	9,400
	Verizon Communications Inc.	4.600%	4/1/21	8,757	9,108
	Verizon Communications Inc.	3.125%	3/16/22	10,108	10,357
	Verizon Communications Inc.	2.450%	11/1/22	8,075	8,129
	Verizon Communications Inc.	5.150%	9/15/23	25,450	28,397

19

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	4.150%	3/15/24	137	147
	Viacom Inc.	3.875%	12/15/21	3,716	3,815
	Viacom Inc.	4.250%	9/1/23	8,210	8,677
	Viacom Inc.	3.875%	4/1/24	5,409	5,629
	Vodafone Group plc	4.375%	3/16/21	3,305	3,429
	Vodafone Group plc	3.750%	1/16/24	17,475	18,264
4	Walt Disney Co.	5.650%	8/15/20	2,808	2,914
	Walt Disney Co.	2.150%	9/17/20	2,500	2,503
	Walt Disney Co.	2.300%	2/12/21	7,089	7,108
4	Walt Disney Co.	4.500%	2/15/21	6,225	6,459
	Walt Disney Co.	3.750%	6/1/21	3,941	4,058
	Walt Disney Co.	2.750%	8/16/21	5,725	5,808
	Walt Disney Co.	2.550%	2/15/22	1,850	1,869
	Walt Disney Co.	2.450%	3/4/22	4,280	4,313
4	Walt Disney Co.	3.000%	9/15/22	7,475	7,626
	WPP Finance 2010	4.750%	11/21/21	3,624	3,797
	WPP Finance 2010	3.625%	9/7/22	2,733	2,814
	Consumer Cyclical (2.2%)
	Advance Auto Parts Inc.	4.500%	12/1/23	2,821	3,023
	Alibaba Group Holding Ltd.	3.125%	11/28/21	9,200	9,337
	Alibaba Group Holding Ltd.	2.800%	6/6/23	2,000	2,011
	Amazon.com Inc.	1.900%	8/21/20	5,500	5,486
	Amazon.com Inc.	3.300%	12/5/21	6,825	7,042
	Amazon.com Inc.	2.500%	11/29/22	5,896	5,946
	Amazon.com Inc.	2.400%	2/22/23	9,060	9,144
	American Honda Finance Corp.	1.950%	7/20/20	6,520	6,505
	American Honda Finance Corp.	2.450%	9/24/20	6,973	6,984
	American Honda Finance Corp.	3.150%	1/8/21	2,889	2,928
	American Honda Finance Corp.	2.650%	2/12/21	4,606	4,635
	American Honda Finance Corp.	1.650%	7/12/21	9,119	9,007
	American Honda Finance Corp.	1.700%	9/9/21	6,403	6,324
	American Honda Finance Corp.	3.375%	12/10/21	3,070	3,148
	American Honda Finance Corp.	2.600%	11/16/22	4,250	4,289
	American Honda Finance Corp.	3.450%	7/14/23	4,000	4,168
	American Honda Finance Corp.	3.625%	10/10/23	2,200	2,311
	American Honda Finance Corp.	2.900%	2/16/24	7,265	7,395
	American Honda Finance Corp.	2.400%	6/27/24	3,175	3,159
	Automatic Data Processing Inc.	2.250%	9/15/20	9,951	9,958
	AutoNation Inc.	3.350%	1/15/21	5,650	5,680
	AutoZone Inc.	3.700%	4/15/22	1,591	1,640
	AutoZone Inc.	2.875%	1/15/23	6,600	6,670
	AutoZone Inc.	3.125%	4/18/24	4,000	4,090
	Best Buy Co. Inc.	5.500%	3/15/21	1,650	1,717
	Block Financial LLC	4.125%	10/1/20	6,000	6,100
	Block Financial LLC	5.500%	11/1/22	2,500	2,664
	Booking Holdings Inc.	2.750%	3/15/23	8,678	8,782
	Carnival Corp.	3.950%	10/15/20	3,097	3,158
	Choice Hotels International Inc.	5.750%	7/1/22	2,750	2,962
	Costco Wholesale Corp.	2.150%	5/18/21	8,145	8,147
	Costco Wholesale Corp.	2.250%	2/15/22	2,483	2,493
	Costco Wholesale Corp.	2.300%	5/18/22	6,756	6,792
	Costco Wholesale Corp.	2.750%	5/18/24	3,552	3,648
	Cummins Inc.	3.650%	10/1/23	3,391	3,582
	Dollar General Corp.	3.250%	4/15/23	5,310	5,446
	Dollar Tree Inc.	3.700%	5/15/23	7,825	8,112
	DR Horton Inc.	2.550%	12/1/20	7,283	7,275
	DR Horton Inc.	4.375%	9/15/22	1,033	1,075
	DR Horton Inc.	4.750%	2/15/23	3,325	3,516
	eBay Inc.	2.875%	8/1/21	5,075	5,107
	eBay Inc.	3.800%	3/9/22	5,502	5,691
	eBay Inc.	2.600%	7/15/22	5,603	5,615
	eBay Inc.	2.750%	1/30/23	7,334	7,368
	Expedia Group Inc.	5.950%	8/15/20	6,822	7,068

20

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ford Motor Credit Co. LLC	3.157%	8/4/20	7,210	7,237
Ford Motor Credit Co. LLC	2.343%	11/2/20	10,100	10,028
Ford Motor Credit Co. LLC	3.200%	1/15/21	6,615	6,627
Ford Motor Credit Co. LLC	5.750%	2/1/21	9,525	9,913
Ford Motor Credit Co. LLC	3.336%	3/18/21	9,790	9,832
Ford Motor Credit Co. LLC	5.875%	8/2/21	13,395	14,117
Ford Motor Credit Co. LLC	3.813%	10/12/21	8,625	8,744
Ford Motor Credit Co. LLC	5.596%	1/7/22	9,202	9,737
Ford Motor Credit Co. LLC	3.219%	1/9/22	4,066	4,069
Ford Motor Credit Co. LLC	3.339%	3/28/22	13,950	13,996
Ford Motor Credit Co. LLC	2.979%	8/3/22	8,200	8,105
Ford Motor Credit Co. LLC	4.250%	9/20/22	9,185	9,394
Ford Motor Credit Co. LLC	3.096%	5/4/23	2,085	2,048
Ford Motor Credit Co. LLC	4.375%	8/6/23	6,050	6,203
Ford Motor Credit Co. LLC	3.810%	1/9/24	4,400	4,390
Ford Motor Credit Co. LLC	5.584%	3/18/24	3,000	3,211
General Motors Co.	4.875%	10/2/23	4,704	4,981
General Motors Financial Co. Inc.	3.200%	7/13/20	15,449	15,521
General Motors Financial Co. Inc.	2.450%	11/6/20	7,541	7,514
General Motors Financial Co. Inc.	3.700%	11/24/20	7,526	7,620
General Motors Financial Co. Inc.	4.200%	3/1/21	10,214	10,429
General Motors Financial Co. Inc.	3.550%	4/9/21	7,540	7,620
General Motors Financial Co. Inc.	3.200%	7/6/21	11,813	11,881
General Motors Financial Co. Inc.	4.375%	9/25/21	7,719	7,962
General Motors Financial Co. Inc.	4.200%	11/6/21	4,650	4,784
General Motors Financial Co. Inc.	3.450%	1/14/22	12,936	13,099
General Motors Financial Co. Inc.	3.450%	4/10/22	11,267	11,407
General Motors Financial Co. Inc.	3.150%	6/30/22	5,563	5,589
General Motors Financial Co. Inc.	3.550%	7/8/22	7,000	7,110
General Motors Financial Co. Inc.	3.250%	1/5/23	2,775	2,784
General Motors Financial Co. Inc.	3.700%	5/9/23	8,215	8,313
General Motors Financial Co. Inc.	4.250%	5/15/23	6,421	6,625
General Motors Financial Co. Inc.	4.150%	6/19/23	5,800	5,971
General Motors Financial Co. Inc.	5.100%	1/17/24	8,265	8,832
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	8,425	8,572
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	1,650	1,673
Home Depot Inc.	3.950%	9/15/20	1,300	1,323
Home Depot Inc.	2.000%	4/1/21	13,406	13,397
Home Depot Inc.	4.400%	4/1/21	7,733	7,994
Home Depot Inc.	3.250%	3/1/22	4,920	5,072
Home Depot Inc.	2.625%	6/1/22	9,485	9,642
Home Depot Inc.	2.700%	4/1/23	7,084	7,234
Home Depot Inc.	3.750%	2/15/24	1,546	1,649
IHS Markit Ltd.	4.125%	8/1/23	1,415	1,479
IHS Markit Ltd.	3.625%	5/1/24	2,000	2,060
JD.com Inc.	3.125%	4/29/21	3,700	3,713
Kohl’s Corp.	3.250%	2/1/23	1,360	1,365
Lowe’s Cos. Inc.	3.750%	4/15/21	2,908	2,968
Lowe’s Cos. Inc.	3.800%	11/15/21	3,232	3,328
Lowe’s Cos. Inc.	3.120%	4/15/22	2,803	2,855
Lowe’s Cos. Inc.	3.875%	9/15/23	5,900	6,220
Macy’s Retail Holdings Inc.	3.450%	1/15/21	3,050	3,071
Macy’s Retail Holdings Inc.	3.875%	1/15/22	825	836
Macy’s Retail Holdings Inc.	2.875%	2/15/23	9,425	9,223
Macy’s Retail Holdings Inc.	4.375%	9/1/23	2,735	2,794
Magna International Inc.	3.625%	6/15/24	6,350	6,604
Marriott International Inc.	3.375%	10/15/20	3,876	3,911
Marriott International Inc.	2.875%	3/1/21	1,625	1,636
Marriott International Inc.	3.125%	10/15/21	3,725	3,768
Marriott International Inc.	2.300%	1/15/22	3,365	3,346
Marriott International Inc.	3.250%	9/15/22	3,804	3,882
Marriott International Inc.	3.600%	4/15/24	4,100	4,271
Mastercard Inc.	2.000%	11/21/21	7,675	7,651
Mastercard Inc.	3.375%	4/1/24	3,543	3,732

21

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
McDonald’s Corp.	3.500%	7/15/20	3,099	3,137
McDonald’s Corp.	2.750%	12/9/20	5,125	5,151
McDonald’s Corp.	3.625%	5/20/21	6,313	6,471
McDonald’s Corp.	2.625%	1/15/22	9,092	9,184
McDonald’s Corp.	3.350%	4/1/23	2,250	2,333
Nordstrom Inc.	4.000%	10/15/21	2,504	2,574
NVR Inc.	3.950%	9/15/22	3,907	4,046
O’Reilly Automotive Inc.	4.875%	1/14/21	2,935	3,028
O’Reilly Automotive Inc.	4.625%	9/15/21	1,935	2,017
O’Reilly Automotive Inc.	3.850%	6/15/23	6,633	6,926
PACCAR Financial Corp.	2.500%	8/14/20	2,000	2,010
PACCAR Financial Corp.	2.050%	11/13/20	1,000	999
PACCAR Financial Corp.	2.250%	2/25/21	2,725	2,728
PACCAR Financial Corp.	2.800%	3/1/21	3,068	3,097
PACCAR Financial Corp.	3.150%	8/9/21	3,485	3,546
PACCAR Financial Corp.	2.850%	3/1/22	2,600	2,641
PACCAR Financial Corp.	2.650%	5/10/22	3,200	3,238
PACCAR Financial Corp.	3.400%	8/9/23	2,700	2,798
QVC Inc.	4.375%	3/15/23	7,844	7,957
QVC Inc.	4.850%	4/1/24	3,800	3,921
Ralph Lauren Corp.	2.625%	8/18/20	1,902	1,902
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	1,903	1,905
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	4,750	5,136
Sands China Ltd.	4.600%	8/8/23	9,125	9,581
Starbucks Corp.	2.200%	11/22/20	4,461	4,453
Starbucks Corp.	2.100%	2/4/21	8,076	8,046
Starbucks Corp.	2.700%	6/15/22	2,746	2,770
Starbucks Corp.	3.100%	3/1/23	7,725	7,908
Starbucks Corp.	3.850%	10/1/23	5,975	6,287
Tapestry Inc.	3.000%	7/15/22	2,800	2,807
Target Corp.	3.875%	7/15/20	3,190	3,244
Target Corp.	2.900%	1/15/22	11,503	11,760
TJX Cos. Inc.	2.750%	6/15/21	6,967	7,035
TJX Cos. Inc.	2.500%	5/15/23	4,600	4,660
Toyota Motor Corp.	3.183%	7/20/21	10,800	11,048
Toyota Motor Corp.	2.157%	7/2/22	3,900	3,899
Toyota Motor Corp.	3.419%	7/20/23	8,750	9,125
Toyota Motor Corp.	2.358%	7/2/24	3,100	3,100
Toyota Motor Credit Corp.	4.250%	1/11/21	3,025	3,121
Toyota Motor Credit Corp.	1.900%	4/8/21	8,245	8,205
Toyota Motor Credit Corp.	2.950%	4/13/21	9,680	9,810
Toyota Motor Credit Corp.	2.750%	5/17/21	4,330	4,375
Toyota Motor Credit Corp.	3.400%	9/15/21	7,515	7,712
Toyota Motor Credit Corp.	2.600%	1/11/22	9,765	9,865
Toyota Motor Credit Corp.	3.300%	1/12/22	3,237	3,325
Toyota Motor Credit Corp.	2.650%	4/12/22	5,325	5,389
Toyota Motor Credit Corp.	2.150%	9/8/22	9,918	9,900
Toyota Motor Credit Corp.	2.625%	1/10/23	650	658
Toyota Motor Credit Corp.	2.700%	1/11/23	5,082	5,156
Toyota Motor Credit Corp.	2.250%	10/18/23	3,732	3,722
Toyota Motor Credit Corp.	2.900%	4/17/24	2,650	2,709
VF Corp.	3.500%	9/1/21	2,000	2,051
Visa Inc.	2.200%	12/14/20	15,856	15,881
Visa Inc.	2.150%	9/15/22	6,234	6,252
Visa Inc.	2.800%	12/14/22	19,197	19,650
Walgreen Co.	3.100%	9/15/22	1,311	1,333
Walgreens Boots Alliance Inc.	3.300%	11/18/21	15,114	15,408
Walmart Inc.	3.250%	10/25/20	9,187	9,334
Walmart Inc.	1.900%	12/15/20	15,399	15,377
Walmart Inc.	3.125%	6/23/21	5,545	5,665
Walmart Inc.	2.350%	12/15/22	8,737	8,820
Walmart Inc.	2.550%	4/11/23	9,706	9,839
Walmart Inc.	3.400%	6/26/23	9,506	9,979
Walmart Inc.	3.300%	4/22/24	10,143	10,659

22

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walmart Inc.	2.850%	7/8/24	9,850	10,162
Western Union Co.	3.600%	3/15/22	6,750	6,908
Western Union Co.	4.250%	6/9/23	1,050	1,101

Consumer Noncyclical (3.9%)
Abbott Laboratories	2.900%	11/30/21	16,897	17,166
Abbott Laboratories	2.550%	3/15/22	5,461	5,509
Abbott Laboratories	3.400%	11/30/23	6,022	6,272
AbbVie Inc.	2.300%	5/14/21	11,910	11,874
AbbVie Inc.	3.375%	11/14/21	5,900	6,017
AbbVie Inc.	2.900%	11/6/22	13,498	13,642
AbbVie Inc.	3.200%	11/6/22	10,428	10,622
AbbVie Inc.	2.850%	5/14/23	8,443	8,515
AbbVie Inc.	3.750%	11/14/23	8,250	8,590
Actavis Inc.	3.250%	10/1/22	15,915	16,158
Agilent Technologies Inc.	5.000%	7/15/20	6,207	6,358
Agilent Technologies Inc.	3.200%	10/1/22	4,339	4,410
Agilent Technologies Inc.	3.875%	7/15/23	1,770	1,847
Allergan Funding SCS	3.450%	3/15/22	10,861	11,078
Allergan Funding SCS	3.850%	6/15/24	7,247	7,540
Allergan Inc.	3.375%	9/15/20	3,000	3,033
Altria Group Inc.	4.750%	5/5/21	7,095	7,389
Altria Group Inc.	3.490%	2/14/22	4,000	4,105
Altria Group Inc.	2.850%	8/9/22	14,218	14,340
Altria Group Inc.	4.000%	1/31/24	7,345	7,722
Altria Group Inc.	3.800%	2/14/24	8,617	8,974
AmerisourceBergen Corp.	3.500%	11/15/21	4,545	4,634
AmerisourceBergen Corp.	3.400%	5/15/24	5,651	5,806
Amgen Inc.	3.450%	10/1/20	6,166	6,244
Amgen Inc.	4.100%	6/15/21	7,180	7,395
Amgen Inc.	1.850%	8/19/21	5,705	5,644
Amgen Inc.	3.875%	11/15/21	7,355	7,579
Amgen Inc.	2.700%	5/1/22	2,100	2,116
Amgen Inc.	2.650%	5/11/22	9,603	9,673
Amgen Inc.	3.625%	5/15/22	5,220	5,375
Amgen Inc.	2.250%	8/19/23	5,760	5,722
Amgen Inc.	3.625%	5/22/24	5,740	6,030
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	5,996	6,028
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	3,532	3,564
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	25,805	26,610
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	7,142	7,535
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	4,293	4,418
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	16,343	16,456
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	3,000	3,127
Archer-Daniels-Midland Co.	4.479%	3/1/21	3,229	3,349
Archer-Daniels-Midland Co.	3.375%	3/15/22	3,000	3,094
AstraZeneca plc	2.375%	11/16/20	6,832	6,831
AstraZeneca plc	2.375%	6/12/22	6,000	6,038
AstraZeneca plc	3.500%	8/17/23	4,200	4,368
BAT Capital Corp.	2.297%	8/14/20	15,420	15,377
BAT Capital Corp.	2.764%	8/15/22	13,792	13,817
Baxalta Inc.	3.600%	6/23/22	1,146	1,168
Baxter International Inc.	1.700%	8/15/21	2,505	2,473
Beam Suntory Inc.	3.250%	5/15/22	151	154
Becton Dickinson & Co.	3.250%	11/12/20	5,298	5,347
Becton Dickinson & Co.	3.125%	11/8/21	10,762	10,911
Becton Dickinson & Co.	2.894%	6/6/22	13,625	13,805
Becton Dickinson & Co.	3.363%	6/6/24	12,776	13,179
Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,075	3,159
Biogen Inc.	2.900%	9/15/20	6,377	6,406
Biogen Inc.	3.625%	9/15/22	6,988	7,210
Boston Scientific Corp.	3.375%	5/15/22	3,525	3,626
Boston Scientific Corp.	4.125%	10/1/23	3,281	3,482
Boston Scientific Corp.	3.450%	3/1/24	4,844	5,064

23

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Bristol-Myers Squibb Co.	2.550%	5/14/21	7,000	7,048
4	Bristol-Myers Squibb Co.	2.600%	5/16/22	9,500	9,606
	Bristol-Myers Squibb Co.	2.000%	8/1/22	10,085	10,027
	Bristol-Myers Squibb Co.	3.250%	11/1/23	1,425	1,479
4	Bristol-Myers Squibb Co.	2.900%	7/26/24	14,830	15,147
	Bunge Ltd. Finance Corp.	3.500%	11/24/20	2,940	2,970
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	2,925	2,935
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	4,100	4,263
	Campbell Soup Co.	3.300%	3/15/21	10,937	11,069
	Campbell Soup Co.	3.650%	3/15/23	7,842	8,068
	Cardinal Health Inc.	4.625%	12/15/20	3,315	3,405
	Cardinal Health Inc.	2.616%	6/15/22	6,586	6,614
	Cardinal Health Inc.	3.200%	3/15/23	5,594	5,682
	Cardinal Health Inc.	3.079%	6/15/24	4,575	4,606
	Celgene Corp.	2.875%	8/15/20	10,767	10,821
	Celgene Corp.	3.950%	10/15/20	9,571	9,757
	Celgene Corp.	2.875%	2/19/21	2,705	2,726
	Celgene Corp.	2.250%	8/15/21	2,590	2,584
	Celgene Corp.	3.250%	8/15/22	4,454	4,578
	Celgene Corp.	3.550%	8/15/22	7,460	7,721
	Celgene Corp.	2.750%	2/15/23	6,240	6,303
	Celgene Corp.	3.250%	2/20/23	5,075	5,212
	Celgene Corp.	4.000%	8/15/23	5,766	6,099
	Church & Dwight Co. Inc.	2.450%	8/1/22	1,970	1,973
4	Cigna Corp.	3.200%	9/17/20	8,400	8,470
4	Cigna Corp.	3.400%	9/17/21	8,485	8,647
4	Cigna Corp.	3.750%	7/15/23	9,060	9,418
	Clorox Co.	3.050%	9/15/22	4,425	4,508
	Coca-Cola Co.	1.875%	10/27/20	8,425	8,404
	Coca-Cola Co.	2.450%	11/1/20	8,370	8,403
	Coca-Cola Co.	3.150%	11/15/20	7,005	7,106
	Coca-Cola Co.	1.550%	9/1/21	6,540	6,470
	Coca-Cola Co.	3.300%	9/1/21	8,606	8,836
	Coca-Cola Co.	2.200%	5/25/22	3,600	3,617
	Coca-Cola Co.	2.500%	4/1/23	4,936	5,002
	Coca-Cola Co.	3.200%	11/1/23	8,059	8,386
	Coca-Cola European Partners plc	3.500%	9/15/20	4,750	4,803
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	7,900	8,284
	Colgate-Palmolive Co.	2.450%	11/15/21	2,265	2,291
	Colgate-Palmolive Co.	2.300%	5/3/22	3,488	3,525
	Colgate-Palmolive Co.	2.250%	11/15/22	7,204	7,279
	Colgate-Palmolive Co.	2.100%	5/1/23	2,851	2,843
	Colgate-Palmolive Co.	3.250%	3/15/24	3,500	3,666
	CommonSpirit Health	2.950%	11/1/22	2,000	2,019
	Conagra Brands Inc.	3.800%	10/22/21	7,950	8,169
	Conagra Brands Inc.	3.250%	9/15/22	4,000	4,059
	Conagra Brands Inc.	4.300%	5/1/24	7,650	8,103
	Constellation Brands Inc.	2.250%	11/6/20	6,750	6,739
	Constellation Brands Inc.	3.750%	5/1/21	4,888	4,997
	Constellation Brands Inc.	2.650%	11/7/22	1,000	1,003
	Constellation Brands Inc.	3.200%	2/15/23	4,150	4,238
	Constellation Brands Inc.	4.250%	5/1/23	9,096	9,642
	Covidien International Finance SA	3.200%	6/15/22	6,204	6,373
	CVS Health Corp.	2.800%	7/20/20	25,170	25,235
	CVS Health Corp.	3.350%	3/9/21	19,700	19,974
	CVS Health Corp.	2.125%	6/1/21	13,936	13,839
	CVS Health Corp.	3.500%	7/20/22	10,750	11,030
	CVS Health Corp.	2.750%	12/1/22	8,416	8,438
	CVS Health Corp.	4.750%	12/1/22	1,875	1,990
	CVS Health Corp.	3.700%	3/9/23	41,219	42,533
	CVS Health Corp.	3.375%	8/12/24	3,300	3,376
	Danaher Corp.	2.400%	9/15/20	3,752	3,756
	Diageo Capital plc	4.828%	7/15/20	4,285	4,392
	Diageo Capital plc	2.625%	4/29/23	9,123	9,232

24

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Diageo Investment Corp.	2.875%	5/11/22	11,844	12,050
Eli Lilly & Co.	2.350%	5/15/22	2,555	2,574
Estee Lauder Cos. Inc.	1.700%	5/10/21	3,475	3,443
Express Scripts Holding Co.	2.600%	11/30/20	3,640	3,647
Express Scripts Holding Co.	3.300%	2/25/21	3,900	3,951
Express Scripts Holding Co.	4.750%	11/15/21	7,386	7,740
Express Scripts Holding Co.	3.900%	2/15/22	9,710	10,030
Express Scripts Holding Co.	3.050%	11/30/22	5,400	5,478
Express Scripts Holding Co.	3.000%	7/15/23	8,772	8,876
Express Scripts Holding Co.	3.500%	6/15/24	7,706	7,916
Flowers Foods Inc.	4.375%	4/1/22	1,450	1,515
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,970	1,965
General Mills Inc.	3.200%	4/16/21	5,275	5,352
General Mills Inc.	3.150%	12/15/21	7,427	7,550
General Mills Inc.	2.600%	10/12/22	4,690	4,709
General Mills Inc.	3.700%	10/17/23	5,900	6,172
Gilead Sciences Inc.	2.550%	9/1/20	18,806	18,855
Gilead Sciences Inc.	4.500%	4/1/21	5,612	5,798
Gilead Sciences Inc.	4.400%	12/1/21	7,214	7,543
Gilead Sciences Inc.	1.950%	3/1/22	2,200	2,187
Gilead Sciences Inc.	3.250%	9/1/22	8,416	8,642
Gilead Sciences Inc.	2.500%	9/1/23	7,750	7,805
Gilead Sciences Inc.	3.700%	4/1/24	12,790	13,503
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	6,690	6,813
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,500	11,966
GlaxoSmithKline Capital plc	3.125%	5/14/21	12,361	12,568
GlaxoSmithKline Capital plc	2.850%	5/8/22	8,060	8,193
GlaxoSmithKline Capital plc	2.875%	6/1/22	10,600	10,784
GlaxoSmithKline Capital plc	3.000%	6/1/24	2,450	2,522
Hasbro Inc.	3.150%	5/15/21	2,040	2,064
HCA Inc.	5.875%	3/15/22	3,500	3,824
HCA Inc.	4.750%	5/1/23	8,175	8,737
HCA Inc.	5.000%	3/15/24	7,355	7,999
Hershey Co.	4.125%	12/1/20	1,590	1,634
Hershey Co.	3.100%	5/15/21	2,570	2,613
Hershey Co.	2.625%	5/1/23	1,250	1,268
Hershey Co.	3.375%	5/15/23	4,367	4,564
Ingredion Inc.	4.625%	11/1/20	2,100	2,157
JM Smucker Co.	3.000%	3/15/22	2,775	2,808
Johnson & Johnson	2.950%	9/1/20	3,395	3,431
Johnson & Johnson	1.950%	11/10/20	3,800	3,801
Johnson & Johnson	1.650%	3/1/21	9,310	9,251
Johnson & Johnson	3.550%	5/15/21	3,450	3,543
Johnson & Johnson	2.450%	12/5/21	1,245	1,259
Johnson & Johnson	2.250%	3/3/22	3,360	3,382
Johnson & Johnson	2.050%	3/1/23	4,730	4,732
Johnson & Johnson	3.375%	12/5/23	6,250	6,602
Kaiser Foundation Hospitals	3.500%	4/1/22	1,905	1,974
Kellogg Co.	4.000%	12/15/20	3,663	3,745
Kellogg Co.	3.250%	5/14/21	8,040	8,194
Kellogg Co.	2.650%	12/1/23	1,000	1,010
Keurig Dr Pepper Inc.	3.551%	5/25/21	8,583	8,749
Keurig Dr Pepper Inc.	4.057%	5/25/23	12,319	12,907
Keurig Dr Pepper Inc.	3.130%	12/15/23	5,900	5,983
Kimberly-Clark Corp.	3.875%	3/1/21	2,195	2,253
Kimberly-Clark Corp.	2.400%	6/1/23	1,675	1,680
Kraft Foods Group Inc.	3.500%	6/6/22	6,266	6,426
Kraft Heinz Foods Co.	2.800%	7/2/20	14,825	14,851
Kraft Heinz Foods Co.	3.375%	6/15/21	1,925	1,952
Kraft Heinz Foods Co.	3.500%	7/15/22	4,435	4,530
Kraft Heinz Foods Co.	4.000%	6/15/23	12,586	13,154
Kroger Co.	3.300%	1/15/21	8,063	8,167
Kroger Co.	2.600%	2/1/21	2,370	2,378
Kroger Co.	2.950%	11/1/21	1,600	1,618

25

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kroger Co.	3.400%	4/15/22	2,000	2,051
Kroger Co.	2.800%	8/1/22	3,975	4,015
Kroger Co.	3.850%	8/1/23	5,250	5,497
Kroger Co.	4.000%	2/1/24	2,400	2,525
Laboratory Corp. of America Holdings	3.200%	2/1/22	3,624	3,680
Laboratory Corp. of America Holdings	3.750%	8/23/22	6,587	6,803
Laboratory Corp. of America Holdings	4.000%	11/1/23	2,000	2,093
McCormick & Co. Inc.	2.700%	8/15/22	3,156	3,180
McCormick & Co. Inc.	3.150%	8/15/24	500	510
McKesson Corp.	3.650%	11/30/20	5,501	5,586
McKesson Corp.	2.700%	12/15/22	2,000	2,004
McKesson Corp.	2.850%	3/15/23	3,480	3,498
McKesson Corp.	3.796%	3/15/24	4,530	4,746
Mead Johnson Nutrition Co.	3.000%	11/15/20	7,688	7,757
Medco Health Solutions Inc.	4.125%	9/15/20	5,158	5,253
Medtronic Inc.	4.125%	3/15/21	3,771	3,879
Medtronic Inc.	3.150%	3/15/22	17,115	17,586
Medtronic Inc.	2.750%	4/1/23	3,650	3,722
Medtronic Inc.	3.625%	3/15/24	3,750	3,973
Merck & Co. Inc.	2.350%	2/10/22	5,478	5,521
Merck & Co. Inc.	2.400%	9/15/22	8,242	8,324
Merck & Co. Inc.	2.800%	5/18/23	7,335	7,521
Merck & Co. Inc.	2.900%	3/7/24	5,000	5,162
Molson Coors Brewing Co.	2.100%	7/15/21	8,925	8,869
Molson Coors Brewing Co.	3.500%	5/1/22	2,428	2,492
Mylan Inc.	4.200%	11/29/23	5,625	5,659
Mylan NV	3.750%	12/15/20	1,247	1,258
Mylan NV	3.150%	6/15/21	5,459	5,458
Newell Brands Inc.	3.850%	4/1/23	12,405	12,584
Novartis Capital Corp.	2.400%	5/17/22	5,041	5,080
Novartis Capital Corp.	2.400%	9/21/22	7,637	7,699
Novartis Capital Corp.	3.400%	5/6/24	10,058	10,623
PepsiCo Inc.	2.150%	10/14/20	7,593	7,604
PepsiCo Inc.	3.125%	11/1/20	4,549	4,611
PepsiCo Inc.	2.000%	4/15/21	8,070	8,066
PepsiCo Inc.	3.000%	8/25/21	5,200	5,313
PepsiCo Inc.	1.700%	10/6/21	7,612	7,548
PepsiCo Inc.	2.750%	3/5/22	6,800	6,942
PepsiCo Inc.	2.250%	5/2/22	5,909	5,929
PepsiCo Inc.	3.100%	7/17/22	2,965	3,055
PepsiCo Inc.	2.750%	3/1/23	7,500	7,677
PepsiCo Inc.	3.600%	3/1/24	125	132
PerkinElmer Inc.	5.000%	11/15/21	3,125	3,274
Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,896	1,891
Perrigo Finance Unlimited Co.	3.500%	12/15/21	2,144	2,126
Pfizer Inc.	5.200%	8/12/20	1,470	1,516
Pfizer Inc.	1.950%	6/3/21	2,280	2,273
Pfizer Inc.	3.000%	9/15/21	5,000	5,102
Pfizer Inc.	2.200%	12/15/21	10,899	10,927
Pfizer Inc.	2.800%	3/11/22	5,500	5,657
Pfizer Inc.	3.000%	6/15/23	8,697	8,952
Pfizer Inc.	3.200%	9/15/23	4,100	4,264
Pfizer Inc.	2.950%	3/15/24	5,000	5,161
Pfizer Inc.	3.400%	5/15/24	6,253	6,596
Philip Morris International Inc.	1.875%	2/25/21	6,857	6,810
Philip Morris International Inc.	4.125%	5/17/21	3,487	3,599
Philip Morris International Inc.	2.900%	11/15/21	6,794	6,876
Philip Morris International Inc.	2.625%	2/18/22	4,548	4,582
Philip Morris International Inc.	2.375%	8/17/22	5,458	5,470
Philip Morris International Inc.	2.500%	8/22/22	6,199	6,221
Philip Morris International Inc.	2.500%	11/2/22	6,334	6,352
Philip Morris International Inc.	2.125%	5/10/23	1,100	1,087
Philip Morris International Inc.	3.600%	11/15/23	3,225	3,363
Philip Morris International Inc.	2.875%	5/1/24	3,575	3,625

26

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Procter & Gamble - Esop	9.360%	1/1/21	2,236	2,401
	Procter & Gamble Co.	1.900%	10/23/20	5,775	5,768
	Procter & Gamble Co.	1.850%	2/2/21	2,175	2,171
	Procter & Gamble Co.	1.700%	11/3/21	7,610	7,554
	Procter & Gamble Co.	2.300%	2/6/22	6,097	6,145
	Procter & Gamble Co.	3.100%	8/15/23	5,839	6,073
	Reynolds American Inc.	4.000%	6/12/22	6,121	6,349
	Reynolds American Inc.	4.850%	9/15/23	2,675	2,867
	Sanofi	4.000%	3/29/21	11,070	11,405
	Sanofi	3.375%	6/19/23	8,200	8,540
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	22,834	22,790
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	20,361	20,539
	SSM Health Care Corp.	3.688%	6/1/23	3,800	3,977
	Stryker Corp.	2.625%	3/15/21	5,455	5,478
	Stryker Corp.	3.375%	5/15/24	3,750	3,892
	Sysco Corp.	2.600%	10/1/20	2,791	2,800
	Sysco Corp.	2.500%	7/15/21	4,315	4,325
	Sysco Corp.	2.600%	6/12/22	3,125	3,151
4	Takeda Pharmaceutical Co. Ltd.	3.800%	11/26/20	6,550	6,667
4	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	7,825	8,083
4	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,475	11,170
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	5,941	6,148
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,725	7,904
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	2,110	2,160
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	5,300	5,430
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	8,504	8,705
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	2,000	2,138
	Tupperware Brands Corp.	4.750%	6/1/21	4,313	4,427
	Tyson Foods Inc.	2.250%	8/23/21	7,445	7,420
	Tyson Foods Inc.	4.500%	6/15/22	6,085	6,417
	Tyson Foods Inc.	3.900%	9/28/23	1,600	1,684
	Unilever Capital Corp.	2.100%	7/30/20	1,200	1,198
	Unilever Capital Corp.	4.250%	2/10/21	6,897	7,122
	Unilever Capital Corp.	2.750%	3/22/21	1,695	1,713
	Unilever Capital Corp.	1.375%	7/28/21	8,675	8,541
	Unilever Capital Corp.	3.000%	3/7/22	4,500	4,596
	Unilever Capital Corp.	2.200%	5/5/22	4,258	4,264
	Unilever Capital Corp.	3.125%	3/22/23	3,215	3,308
	Unilever Capital Corp.	3.250%	3/7/24	1,900	1,965
	Unilever Capital Corp.	2.600%	5/5/24	1,550	1,559
	Whirlpool Corp.	4.850%	6/15/21	1,190	1,240
	Whirlpool Corp.	4.700%	6/1/22	2,148	2,263
	Whirlpool Corp.	4.000%	3/1/24	2,000	2,092
	Wyeth LLC	7.250%	3/1/23	1,000	1,173
	Wyeth LLC	6.450%	2/1/24	3,364	3,974
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	6,477	6,576
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,390	3,499
	Zoetis Inc.	3.450%	11/13/20	3,225	3,266
	Zoetis Inc.	3.250%	8/20/21	2,050	2,084
	Zoetis Inc.	3.250%	2/1/23	11,913	12,228

	Energy (1.9%)
	Anadarko Petroleum Corp.	4.850%	3/15/21	4,575	4,733
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	3,675	3,762
	Apache Corp.	3.625%	2/1/21	1,354	1,372
	Apache Corp.	3.250%	4/15/22	4,909	4,988
	Baker Hughes a GE Co. LLC	3.200%	8/15/21	4,295	4,353
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	8,295	8,378
	Boardwalk Pipelines LP	3.375%	2/1/23	3,178	3,199
	BP Capital Markets America Inc.	4.500%	10/1/20	9,813	10,077
	BP Capital Markets America Inc.	4.742%	3/11/21	7,250	7,548
	BP Capital Markets America Inc.	2.112%	9/16/21	9,175	9,161
	BP Capital Markets America Inc.	3.245%	5/6/22	12,917	13,283

27

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BP Capital Markets America Inc.	2.520%	9/19/22	3,300	3,317
	BP Capital Markets America Inc.	2.750%	5/10/23	10,024	10,143
	BP Capital Markets America Inc.	3.216%	11/28/23	6,700	6,897
	BP Capital Markets America Inc.	3.790%	2/6/24	1,000	1,059
	BP Capital Markets America Inc.	3.224%	4/14/24	5,825	6,024
	BP Capital Markets plc	4.500%	10/1/20	1,000	1,028
	BP Capital Markets plc	3.062%	3/17/22	12,785	13,067
	BP Capital Markets plc	2.500%	11/6/22	14,550	14,625
	BP Capital Markets plc	3.994%	9/26/23	1,100	1,170
	Buckeye Partners LP	4.875%	2/1/21	3,000	3,047
	Buckeye Partners LP	4.150%	7/1/23	6,481	6,278
	Canadian Natural Resources Ltd.	2.950%	1/15/23	10,315	10,392
	Cenovus Energy Inc.	5.700%	10/15/19	5,722	5,765
	Cenovus Energy Inc.	3.000%	8/15/22	2,717	2,727
	Cenovus Energy Inc.	3.800%	9/15/23	1,740	1,788
	Chevron Corp.	2.419%	11/17/20	8,702	8,741
	Chevron Corp.	2.100%	5/16/21	8,141	8,141
	Chevron Corp.	2.498%	3/3/22	3,435	3,468
	Chevron Corp.	2.355%	12/5/22	9,810	9,885
	Chevron Corp.	2.566%	5/16/23	5,292	5,372
	Chevron Corp.	3.191%	6/24/23	9,564	9,921
	Chevron Corp.	2.895%	3/3/24	13,234	13,630
	Cimarex Energy Co.	4.375%	6/1/24	5,815	6,160
	Continental Resources Inc.	4.500%	4/15/23	9,000	9,461
	Continental Resources Inc.	3.800%	6/1/24	7,900	8,117
	Devon Energy Corp.	3.250%	5/15/22	8,218	8,475
	Dominion Energy Gas Holdings LLC	2.800%	11/15/20	7,495	7,529
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	2,741	2,833
	Enable Midstream Partners LP	3.900%	5/15/24	4,450	4,507
	Enbridge Energy Partners LP	4.375%	10/15/20	6,713	6,868
	Enbridge Energy Partners LP	4.200%	9/15/21	4,180	4,315
	Enbridge Inc.	2.900%	7/15/22	4,820	4,874
	Enbridge Inc.	4.000%	10/1/23	2,167	2,275
	Enbridge Inc.	3.500%	6/10/24	3,000	3,094
	Encana Corp.	3.900%	11/15/21	3,660	3,751
	Energy Transfer Operating LP	4.150%	10/1/20	7,298	7,423
	Energy Transfer Operating LP	4.650%	6/1/21	3,045	3,147
	Energy Transfer Operating LP	5.200%	2/1/22	5,175	5,466
	Energy Transfer Operating LP	4.250%	3/15/23	7,200	7,513
	Energy Transfer Operating LP	5.875%	1/15/24	7,500	8,331
	Energy Transfer Operating LP	4.900%	2/1/24	2,200	2,348
	Energy Transfer Operating LP	4.500%	4/15/24	3,620	3,848
	Energy Transfer Partners LP	3.600%	2/1/23	8,028	8,133
	Enterprise Products Operating LLC	5.200%	9/1/20	3,199	3,301
	Enterprise Products Operating LLC	2.800%	2/15/21	8,350	8,401
	Enterprise Products Operating LLC	2.850%	4/15/21	8,285	8,345
	Enterprise Products Operating LLC	3.500%	2/1/22	4,450	4,566
	Enterprise Products Operating LLC	4.050%	2/15/22	2,732	2,841
	Enterprise Products Operating LLC	3.350%	3/15/23	8,965	9,221
	Enterprise Products Operating LLC	3.900%	2/15/24	6,600	6,993
3	Enterprise Products Operating LLC	4.875%	8/16/77	1,500	1,403
	EOG Resources Inc.	4.100%	2/1/21	8,840	9,070
	EOG Resources Inc.	2.625%	3/15/23	7,763	7,847
	EQT Corp.	2.500%	10/1/20	2,402	2,395
	EQT Corp.	4.875%	11/15/21	7,025	7,349
	EQT Corp.	3.000%	10/1/22	4,875	4,822
	EQT Midstream Partners LP	4.750%	7/15/23	7,000	7,245
	Exxon Mobil Corp.	2.222%	3/1/21	6,497	6,512
	Exxon Mobil Corp.	2.397%	3/6/22	5,554	5,595
	Exxon Mobil Corp.	2.726%	3/1/23	13,032	13,308
	Halliburton Co.	3.250%	11/15/21	2,806	2,858
	Halliburton Co.	3.500%	8/1/23	5,350	5,523
	Husky Energy Inc.	3.950%	4/15/22	3,600	3,726
	Husky Energy Inc.	4.000%	4/15/24	4,870	5,114

28

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kinder Morgan Energy Partners LP	3.500%	3/1/21	8,410	8,535
Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,575	2,710
Kinder Morgan Energy Partners LP	5.000%	10/1/21	7,509	7,867
Kinder Morgan Energy Partners LP	3.450%	2/15/23	11,632	11,897
Kinder Morgan Energy Partners LP	3.500%	9/1/23	2,185	2,243
Kinder Morgan Energy Partners LP	4.150%	2/1/24	4,225	4,448
Kinder Morgan Energy Partners LP	4.300%	5/1/24	6,426	6,825
Kinder Morgan Inc.	6.500%	9/15/20	2,225	2,330
Kinder Morgan Inc.	3.150%	1/15/23	3,139	3,192
Marathon Oil Corp.	2.800%	11/1/22	5,797	5,809
Marathon Petroleum Corp.	3.400%	12/15/20	8,269	8,365
Marathon Petroleum Corp.	5.125%	3/1/21	7,404	7,729
Marathon Petroleum Corp.	4.750%	12/15/23	4,450	4,794
MPLX LP	3.375%	3/15/23	5,103	5,217
MPLX LP	4.500%	7/15/23	6,993	7,411
National Fuel Gas Co.	4.900%	12/1/21	2,125	2,212
National Fuel Gas Co.	3.750%	3/1/23	3,066	3,136
National Oilwell Varco Inc.	2.600%	12/1/22	12,468	12,427
Newfield Exploration Co.	5.750%	1/30/22	5,045	5,398
Noble Energy Inc.	4.150%	12/15/21	8,445	8,712
Occidental Petroleum Corp.	4.100%	2/1/21	9,928	10,137
Occidental Petroleum Corp.	3.125%	2/15/22	6,226	6,303
Occidental Petroleum Corp.	2.600%	4/15/22	2,983	2,990
Occidental Petroleum Corp.	2.700%	2/15/23	4,075	4,095
ONEOK Inc.	4.250%	2/1/22	8,000	8,273
ONEOK Inc.	7.500%	9/1/23	1,615	1,887
ONEOK Partners LP	3.375%	10/1/22	3,962	4,024
ONEOK Partners LP	5.000%	9/15/23	3,100	3,348
Phillips 66	4.300%	4/1/22	9,135	9,612
Pioneer Natural Resources Co.	3.450%	1/15/21	4,135	4,191
Pioneer Natural Resources Co.	3.950%	7/15/22	3,815	3,968
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	5,525	5,690
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	1,859	1,898
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	3,100	3,088
Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	2,971	3,066
Regency Energy Partners LP / Regency Energy Finance Corp.	5.750%	9/1/20	4,693	4,823
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	8,219	8,815
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	4,272	4,528
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	4,525	4,774
Sabine Pass Liquefaction LLC	5.625%	2/1/21	13,170	13,678
Sabine Pass Liquefaction LLC	6.250%	3/15/22	8,990	9,732
Sabine Pass Liquefaction LLC	5.625%	4/15/23	9,965	10,824
Sabine Pass Liquefaction LLC	5.750%	5/15/24	12,494	13,883
Schlumberger Investment SA	3.650%	12/1/23	9,300	9,767
Shell International Finance BV	2.250%	11/10/20	10,474	10,486
Shell International Finance BV	1.875%	5/10/21	9,138	9,095
Shell International Finance BV	1.750%	9/12/21	7,950	7,880
Shell International Finance BV	2.375%	8/21/22	9,624	9,670
Shell International Finance BV	2.250%	1/6/23	1,935	1,935
Shell International Finance BV	3.400%	8/12/23	7,504	7,830
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	2,100	2,166
Spectra Energy Partners LP	4.750%	3/15/24	6,000	6,493
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	9,000	9,257
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,194	1,213
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	1,000	1,037
Total Capital Canada Ltd.	2.750%	7/15/23	10,603	10,787
Total Capital International SA	2.750%	6/19/21	2,625	2,655
Total Capital International SA	2.875%	2/17/22	6,785	6,900
Total Capital International SA	2.700%	1/25/23	3,175	3,226

29

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Total Capital International SA	3.700%	1/15/24	5,127	5,437
	Total Capital International SA	3.750%	4/10/24	6,934	7,384
	Total Capital SA	4.125%	1/28/21	2,975	3,068
	Total Capital SA	4.250%	12/15/21	6,930	7,268
	TransCanada PipeLines Ltd.	3.800%	10/1/20	2,185	2,215
	TransCanada PipeLines Ltd.	2.500%	8/1/22	6,200	6,179
	TransCanada PipeLines Ltd.	3.750%	10/16/23	14,449	15,038
	Western Midstream Operating LP	5.375%	6/1/21	3,282	3,393
	Western Midstream Operating LP	4.000%	7/1/22	4,722	4,776
	Williams Cos. Inc.	4.125%	11/15/20	2,596	2,645
	Williams Cos. Inc.	4.000%	11/15/21	4,995	5,156
	Williams Cos. Inc.	3.600%	3/15/22	10,055	10,309
	Williams Cos. Inc.	3.350%	8/15/22	7,109	7,237
	Williams Cos. Inc.	3.700%	1/15/23	3,178	3,277
	Williams Cos. Inc.	4.500%	11/15/23	2,336	2,494
	Williams Cos. Inc.	4.300%	3/4/24	7,028	7,451
	Williams Cos. Inc.	4.550%	6/24/24	6,957	7,481

	Other Industrial (0.0%)
	Cintas Corp. No 2	2.900%	4/1/22	5,100	5,180

	Technology (2.3%)
	Alphabet Inc.	3.625%	5/19/21	4,572	4,705
	Alphabet Inc.	3.375%	2/25/24	5,000	5,276
	Altera Corp.	4.100%	11/15/23	3,000	3,224
	Amphenol Corp.	3.200%	4/1/24	2,870	2,937
	Analog Devices Inc.	2.500%	12/5/21	3,060	3,066
	Analog Devices Inc.	2.875%	6/1/23	3,000	3,039
	Analog Devices Inc.	3.125%	12/5/23	4,117	4,209
	Apple Inc.	2.000%	11/13/20	6,425	6,420
	Apple Inc.	2.250%	2/23/21	19,456	19,511
	Apple Inc.	2.850%	5/6/21	9,153	9,290
	Apple Inc.	1.550%	8/4/21	11,606	11,485
	Apple Inc.	2.150%	2/9/22	14,342	14,391
	Apple Inc.	2.500%	2/9/22	13,910	14,049
	Apple Inc.	2.300%	5/11/22	17,998	18,110
	Apple Inc.	2.700%	5/13/22	9,176	9,340
	Apple Inc.	2.850%	2/23/23	8,807	9,014
	Apple Inc.	2.400%	5/3/23	39,362	39,788
	Apple Inc.	3.000%	2/9/24	6,960	7,186
	Apple Inc.	3.450%	5/6/24	21,305	22,521
	Apple Inc.	2.850%	5/11/24	5,100	5,244
	Applied Materials Inc.	2.625%	10/1/20	4,676	4,702
	Arrow Electronics Inc.	3.500%	4/1/22	2,575	2,619
	Arrow Electronics Inc.	4.500%	3/1/23	1,249	1,303
	Avnet Inc.	3.750%	12/1/21	4,300	4,386
	Avnet Inc.	4.875%	12/1/22	2,825	2,990
	Baidu Inc.	2.875%	7/6/22	6,525	6,533
	Baidu Inc.	3.500%	11/28/22	5,780	5,910
	Baidu Inc.	3.875%	9/29/23	4,500	4,674
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	8,460	8,382
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	7,910	7,941
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	8,183	8,063
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	9,590	9,678
4	Broadcom Inc.	3.125%	4/15/21	10,000	10,061
4	Broadcom Inc.	3.125%	10/15/22	25,000	25,135
	CA Inc.	3.600%	8/1/20	5,051	5,086
	CA Inc.	3.600%	8/15/22	2,575	2,612
	Cisco Systems Inc.	2.200%	2/28/21	6,884	6,890
	Cisco Systems Inc.	2.900%	3/4/21	4,265	4,317
	Cisco Systems Inc.	1.850%	9/20/21	10,898	10,830
	Cisco Systems Inc.	3.000%	6/15/22	6,574	6,757
	Cisco Systems Inc.	2.600%	2/28/23	7,945	8,078
	Cisco Systems Inc.	3.625%	3/4/24	6,000	6,389

30

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Corning Inc.	2.900%	5/15/22	4,000	4,048
4	Dell International LLC / EMC Corp.	4.420%	6/15/21	26,688	27,487
4	Dell International LLC / EMC Corp.	5.450%	6/15/23	23,025	24,802
	DXC Technology Co.	4.250%	4/15/24	3,030	3,165
	Equifax Inc.	3.600%	8/15/21	2,500	2,542
	Equifax Inc.	3.300%	12/15/22	3,955	4,036
	Fidelity National Information Services Inc.	3.625%	10/15/20	6,615	6,710
	Fidelity National Information Services Inc.	2.250%	8/15/21	5,327	5,311
	Fidelity National Information Services Inc.	3.500%	4/15/23	7,082	7,307
	Fidelity National Information Services Inc.	3.875%	6/5/24	2,000	2,107
	Fiserv Inc.	3.500%	10/1/22	7,163	7,376
	Fiserv Inc.	3.800%	10/1/23	8,000	8,391
	Fiserv Inc.	2.750%	7/1/24	5,000	5,034
	Flex Ltd.	5.000%	2/15/23	3,613	3,780
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	25,014	25,338
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	3,600	3,684
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	10,631	11,200
	HP Inc.	4.375%	9/15/21	11,700	12,199
	HP Inc.	4.050%	9/15/22	3,761	3,930
	IBM Credit LLC	3.450%	11/30/20	4,975	5,057
	IBM Credit LLC	1.800%	1/20/21	6,725	6,683
	IBM Credit LLC	2.650%	2/5/21	6,225	6,262
	IBM Credit LLC	3.600%	11/30/21	3,875	3,993
	IBM Credit LLC	2.200%	9/8/22	4,600	4,587
	IBM Credit LLC	3.000%	2/6/23	7,500	7,667
	Intel Corp.	2.450%	7/29/20	11,723	11,759
	Intel Corp.	1.700%	5/19/21	5,825	5,777
	Intel Corp.	3.300%	10/1/21	13,256	13,650
	Intel Corp.	2.350%	5/11/22	5,950	5,992
	Intel Corp.	3.100%	7/29/22	7,145	7,348
	Intel Corp.	2.700%	12/15/22	7,889	8,035
	Intel Corp.	2.875%	5/11/24	3,050	3,132
	International Business Machines Corp.	2.250%	2/19/21	6,929	6,930
	International Business Machines Corp.	2.800%	5/13/21	10,900	11,026
	International Business Machines Corp.	2.500%	1/27/22	7,085	7,126
	International Business Machines Corp.	2.850%	5/13/22	20,250	20,587
	International Business Machines Corp.	1.875%	8/1/22	4,732	4,679
	International Business Machines Corp.	2.875%	11/9/22	5,705	5,822
	International Business Machines Corp.	3.375%	8/1/23	9,964	10,300
	International Business Machines Corp.	3.625%	2/12/24	10,600	11,132
	International Business Machines Corp.	3.000%	5/15/24	20,000	20,542
	Jabil Inc.	5.625%	12/15/20	3,456	3,593
	Juniper Networks Inc.	4.600%	3/15/21	1,625	1,679
	Juniper Networks Inc.	4.500%	3/15/24	2,970	3,164
	KLA-Tencor Corp.	4.125%	11/1/21	3,375	3,493
	Lam Research Corp.	2.800%	6/15/21	5,735	5,778
	Marvell Technology Group Ltd.	4.200%	6/22/23	4,000	4,150
	Maxim Integrated Products Inc.	3.375%	3/15/23	3,599	3,661
	Micron Technology Inc.	4.640%	2/6/24	3,900	4,061
	Microsoft Corp.	3.000%	10/1/20	7,004	7,091
	Microsoft Corp.	2.000%	11/3/20	17,944	17,938
	Microsoft Corp.	1.550%	8/8/21	16,711	16,566
	Microsoft Corp.	2.400%	2/6/22	12,792	12,932
	Microsoft Corp.	2.375%	2/12/22	12,459	12,589
	Microsoft Corp.	2.650%	11/3/22	11,333	11,554
	Microsoft Corp.	2.125%	11/15/22	3,556	3,578
	Microsoft Corp.	2.375%	5/1/23	6,750	6,820
	Microsoft Corp.	2.000%	8/8/23	11,935	11,930
	Microsoft Corp.	2.875%	2/6/24	15,000	15,536
	Motorola Solutions Inc.	3.750%	5/15/22	3,805	3,901
	Motorola Solutions Inc.	3.500%	3/1/23	5,031	5,121
	NetApp Inc.	3.375%	6/15/21	2,175	2,202
	NVIDIA Corp.	2.200%	9/16/21	7,020	6,990
4	NXP BV / NXP Funding LLC	4.875%	3/1/24	6,500	6,947

31

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Oracle Corp.	3.875%	7/15/20	6,500	6,619
	Oracle Corp.	1.900%	9/15/21	23,188	23,062
	Oracle Corp.	2.500%	5/15/22	19,317	19,511
	Oracle Corp.	2.500%	10/15/22	19,231	19,419
	Oracle Corp.	3.625%	7/15/23	10,731	11,305
	Oracle Corp.	2.400%	9/15/23	19,758	19,874
	QUALCOMM Inc.	3.000%	5/20/22	10,251	10,426
	QUALCOMM Inc.	2.600%	1/30/23	12,275	12,293
	QUALCOMM Inc.	2.900%	5/20/24	6,506	6,593
	salesforce.com Inc.	3.250%	4/11/23	7,275	7,531
	Seagate HDD Cayman	4.250%	3/1/22	3,400	3,451
	Seagate HDD Cayman	4.750%	6/1/23	4,275	4,403
	Seagate HDD Cayman	4.875%	3/1/24	2,725	2,797
	Texas Instruments Inc.	2.750%	3/12/21	4,265	4,313
	Texas Instruments Inc.	1.850%	5/15/22	5,095	5,067
	Texas Instruments Inc.	2.625%	5/15/24	1,600	1,619
	Total System Services Inc.	3.800%	4/1/21	4,570	4,653
	Total System Services Inc.	3.750%	6/1/23	4,900	5,060
	Total System Services Inc.	4.000%	6/1/23	5,200	5,424
	Trimble Inc.	4.150%	6/15/23	1,950	2,017
	Tyco Electronics Group SA	4.875%	1/15/21	5,727	5,938
	Tyco Electronics Group SA	3.500%	2/3/22	1,650	1,691
	Verisk Analytics Inc.	5.800%	5/1/21	3,365	3,563
	Verisk Analytics Inc.	4.125%	9/12/22	3,025	3,175
	VMware Inc.	2.300%	8/21/20	9,604	9,579
	VMware Inc.	2.950%	8/21/22	10,770	10,842
	Xilinx Inc.	3.000%	3/15/21	1,790	1,806
	Xilinx Inc.	2.950%	6/1/24	5,000	5,068
	Transportation (0.4%)
3	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	5,093	5,328
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	1,175	1,192
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	5,375	5,502
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	3,700	3,775
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	4,474	4,579
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	8,337	8,541
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,300	1,372
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,175	3,361
	Canadian National Railway Co.	2.850%	12/15/21	2,710	2,743
	Canadian Pacific Railway Co.	9.450%	8/1/21	1,200	1,364
3	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	1,683	1,782
3	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	1,973	1,997
3	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	1,023	1,048
	CSX Corp.	3.700%	10/30/20	2,450	2,488
	CSX Corp.	4.250%	6/1/21	3,325	3,430
	CSX Corp.	3.700%	11/1/23	1,710	1,794
3	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	2,121	2,334
3	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	2,900	2,996
	Delta Air Lines Inc.	2.600%	12/4/20	2,000	1,997
	Delta Air Lines Inc.	3.400%	4/19/21	4,400	4,467
	Delta Air Lines Inc.	3.625%	3/15/22	9,000	9,151
	Delta Air Lines Inc.	3.800%	4/19/23	5,900	6,054
	FedEx Corp.	2.625%	8/1/22	3,895	3,918
	Kansas City Southern	3.000%	5/15/23	1,900	1,928
	Norfolk Southern Corp.	3.250%	12/1/21	5,418	5,513
	Norfolk Southern Corp.	3.000%	4/1/22	9,517	9,697
	Norfolk Southern Corp.	2.903%	2/15/23	4,186	4,230
	Norfolk Southern Corp.	3.850%	1/15/24	1,416	1,495
3	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	813	825
	Ryder System Inc.	2.875%	9/1/20	2,325	2,336
	Ryder System Inc.	3.500%	6/1/21	1,650	1,683

32

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ryder System Inc.	2.250%	9/1/21	1,910	1,903
Ryder System Inc.	2.800%	3/1/22	1,000	1,009
Ryder System Inc.	3.400%	3/1/23	9,682	9,942
Ryder System Inc.	3.750%	6/9/23	7,020	7,299
Ryder System Inc.	3.650%	3/18/24	250	261
Southwest Airlines Co.	2.650%	11/5/20	1,670	1,677
Southwest Airlines Co.	2.750%	11/16/22	2,400	2,410
Union Pacific Corp.	4.000%	2/1/21	2,925	2,997
Union Pacific Corp.	3.200%	6/8/21	5,750	5,851
Union Pacific Corp.	2.950%	3/1/22	3,350	3,410
Union Pacific Corp.	4.163%	7/15/22	1,635	1,716
Union Pacific Corp.	2.950%	1/15/23	1,375	1,400
Union Pacific Corp.	2.750%	4/15/23	250	253
Union Pacific Corp.	3.500%	6/8/23	6,650	6,921
Union Pacific Corp.	3.646%	2/15/24	1,350	1,413
Union Pacific Corp.	3.150%	3/1/24	3,350	3,449
Union Pacific Corp.	3.750%	3/15/24	1,645	1,737
United Parcel Service Inc.	3.125%	1/15/21	7,354	7,462
United Parcel Service Inc.	2.050%	4/1/21	8,900	8,881
United Parcel Service Inc.	2.350%	5/16/22	6,747	6,781
United Parcel Service Inc.	2.450%	10/1/22	7,390	7,498
United Parcel Service Inc.	2.500%	4/1/23	1,406	1,419
				6,889,552

Utilities (1.1%)
Electric (1.0%)
AEP Texas Inc.	2.400%	10/1/22	2,300	2,304
Alabama Power Co.	2.450%	3/30/22	5,468	5,489
Alabama Power Co.	3.550%	12/1/23	2,200	2,309
Ameren Corp.	2.700%	11/15/20	6,875	6,898
American Electric Power Co. Inc.	2.150%	11/13/20	4,000	3,985
American Electric Power Co. Inc.	3.650%	12/1/21	4,600	4,742
American Electric Power Co. Inc.	2.950%	12/15/22	1,985	2,014
Appalachian Power Co.	4.600%	3/30/21	2,867	2,960
Baltimore Gas & Electric Co.	3.500%	11/15/21	2,150	2,205
Baltimore Gas & Electric Co.	3.350%	7/1/23	2,874	2,967
Berkshire Hathaway Energy Co.	2.375%	1/15/21	1,100	1,103
Berkshire Hathaway Energy Co.	2.800%	1/15/23	3,026	3,085
Berkshire Hathaway Energy Co.	3.750%	11/15/23	6,730	7,093
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,315	2,297
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,131	1,131
CenterPoint Energy Inc.	3.600%	11/1/21	2,075	2,131
CenterPoint Energy Inc.	2.500%	9/1/22	3,750	3,754
CenterPoint Energy Inc.	3.850%	2/1/24	3,125	3,274
CMS Energy Corp.	5.050%	3/15/22	3,915	4,157
Commonwealth Edison Co.	4.000%	8/1/20	4,230	4,292
Commonwealth Edison Co.	3.400%	9/1/21	2,000	2,043
Consolidated Edison Inc.	2.000%	5/15/21	6,081	6,049
Consumers Energy Co.	2.850%	5/15/22	1,400	1,426
Consumers Energy Co.	3.375%	8/15/23	2,375	2,475
Delmarva Power & Light Co.	3.500%	11/15/23	3,675	3,841
Dominion Energy Inc.	2.579%	7/1/20	5,100	5,093
Dominion Energy Inc.	2.715%	8/15/21	2,440	2,440
Dominion Energy Inc.	2.750%	1/15/22	2,700	2,718
Dominion Energy Inc.	2.750%	9/15/22	5,048	5,085
DTE Electric Co.	3.450%	10/1/20	2,240	2,270
DTE Electric Co.	3.650%	3/15/24	2,434	2,565
DTE Energy Co.	2.600%	6/15/22	1,500	1,504
DTE Energy Co.	3.300%	6/15/22	2,635	2,689
DTE Energy Co.	3.700%	8/1/23	4,750	4,963
DTE Energy Co.	3.850%	12/1/23	2,250	2,355
DTE Energy Co.	3.500%	6/1/24	450	466
Duke Energy Carolinas LLC	3.900%	6/15/21	2,612	2,695
Duke Energy Carolinas LLC	3.350%	5/15/22	2,950	3,048

33

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Duke Energy Carolinas LLC	2.500%	3/15/23	1,501	1,512
	Duke Energy Carolinas LLC	3.050%	3/15/23	5,175	5,325
	Duke Energy Corp.	1.800%	9/1/21	4,905	4,852
	Duke Energy Corp.	3.550%	9/15/21	2,350	2,400
	Duke Energy Corp.	2.400%	8/15/22	2,700	2,698
	Duke Energy Corp.	3.050%	8/15/22	5,171	5,262
	Duke Energy Corp.	3.950%	10/15/23	3,612	3,811
	Duke Energy Corp.	3.750%	4/15/24	5,127	5,405
	Duke Energy Florida LLC	3.100%	8/15/21	4,993	5,068
	Duke Energy Indiana LLC	3.750%	7/15/20	3,964	4,017
	Duke Energy Ohio Inc.	3.800%	9/1/23	3,015	3,183
	Duke Energy Progress LLC	3.000%	9/15/21	2,655	2,698
	Duke Energy Progress LLC	2.800%	5/15/22	3,026	3,077
	Duke Energy Progress LLC	3.375%	9/1/23	2,000	2,090
	Edison International	2.400%	9/15/22	3,725	3,519
	Edison International	2.950%	3/15/23	2,711	2,593
	Emera US Finance LP	2.700%	6/15/21	7,716	7,739
	Entergy Arkansas Inc.	3.750%	2/15/21	2,500	2,552
	Entergy Arkansas Inc.	3.700%	6/1/24	1,775	1,872
	Entergy Corp.	5.125%	9/15/20	3,525	3,609
	Entergy Corp.	4.000%	7/15/22	5,307	5,506
	Entergy Louisiana LLC	4.050%	9/1/23	2,300	2,444
	Eversource Energy	2.500%	3/15/21	4,100	4,109
	Eversource Energy	2.750%	3/15/22	3,626	3,668
	Eversource Energy	3.800%	12/1/23	9,662	10,169
	Exelon Corp.	5.150%	12/1/20	2,324	2,396
	Exelon Corp.	2.450%	4/15/21	3,998	3,995
	Exelon Corp.	3.497%	6/1/22	6,096	6,242
	Exelon Generation Co. LLC	4.000%	10/1/20	8,267	8,388
	Exelon Generation Co. LLC	3.400%	3/15/22	4,900	5,020
	Exelon Generation Co. LLC	4.250%	6/15/22	4,386	4,582
	FirstEnergy Corp.	2.850%	7/15/22	3,407	3,445
	FirstEnergy Corp.	4.250%	3/15/23	5,799	6,090
	Florida Power & Light Co.	2.750%	6/1/23	3,560	3,622
	Fortis Inc.	2.100%	10/4/21	7,775	7,697
	Georgia Power Co.	2.000%	9/8/20	6,300	6,260
	Georgia Power Co.	2.400%	4/1/21	6,200	6,205
	Georgia Power Co.	2.850%	5/15/22	1,100	1,113
	Great Plains Energy Inc.	4.850%	6/1/21	3,175	3,288
	ITC Holdings Corp.	2.700%	11/15/22	6,767	6,787
	Kansas City Power & Light Co.	3.150%	3/15/23	1,740	1,791
	LG&E & KU Energy LLC	3.750%	11/15/20	6,771	6,870
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	4,828	4,833
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	4,600	4,662
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	7,784	7,967
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	9,446	9,503
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	2,608	2,645
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	2,100	2,195
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	5,430	5,562
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,440	3,559
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	5,500	5,584
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	4,580	4,621
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	2,000	2,053
	Northern States Power Co.	2.200%	8/15/20	2,745	2,746
	Northern States Power Co.	2.600%	5/15/23	1,800	1,815
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,025	1,074
4	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	3,325	3,385
	PacifiCorp	3.850%	6/15/21	2,710	2,784
	PacifiCorp	2.950%	2/1/22	4,619	4,696
	PacifiCorp	3.600%	4/1/24	2,700	2,829
	PECO Energy Co.	1.700%	9/15/21	2,045	2,025
	Pinnacle West Capital Corp.	2.250%	11/30/20	2,800	2,793
	PNM Resources Inc.	3.250%	3/9/21	2,200	2,217
	PPL Capital Funding Inc.	4.200%	6/15/22	2,650	2,763

34

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PPL Capital Funding Inc.	3.400%	6/1/23	7,199	7,359
	Progress Energy Inc.	4.400%	1/15/21	2,422	2,486
	Progress Energy Inc.	3.150%	4/1/22	1,000	1,019
	PSEG Power LLC	3.000%	6/15/21	2,000	2,021
	PSEG Power LLC	3.850%	6/1/23	6,420	6,682
	Public Service Co. of Colorado	3.200%	11/15/20	2,300	2,325
	Public Service Electric & Gas Co.	1.900%	3/15/21	2,931	2,922
	Public Service Electric & Gas Co.	2.375%	5/15/23	4,000	4,014
	Public Service Enterprise Group Inc.	2.650%	11/15/22	4,300	4,305
	Public Service Enterprise Group Inc.	2.875%	6/15/24	2,500	2,525
	Puget Energy Inc.	6.500%	12/15/20	4,075	4,297
	Puget Energy Inc.	6.000%	9/1/21	3,609	3,858
	Puget Energy Inc.	5.625%	7/15/22	3,315	3,557
	San Diego Gas & Electric Co.	3.000%	8/15/21	2,722	2,755
	San Diego Gas & Electric Co.	3.600%	9/1/23	1,098	1,140
	Southern California Edison Co.	2.900%	3/1/21	2,000	2,004
	Southern California Edison Co.	3.875%	6/1/21	1,790	1,821
3	Southern California Edison Co.	1.845%	2/1/22	1,738	1,709
	Southern California Edison Co.	2.400%	2/1/22	1,200	1,190
	Southern California Edison Co.	3.400%	6/1/23	2,500	2,538
	Southern California Edison Co.	3.500%	10/1/23	2,284	2,344
	Southern Co.	2.350%	7/1/21	4,559	4,529
	Southern Co.	2.950%	7/1/23	2,600	2,635
3	Southern Co.	5.500%	3/15/57	2,150	2,198
	Southern Power Co.	2.500%	12/15/21	3,500	3,502
	Southwestern Public Service Co.	3.300%	6/15/24	3,078	3,197
	Union Electric Co.	3.500%	4/15/24	2,500	2,618
	Virginia Electric & Power Co.	2.950%	1/15/22	6,395	6,492
	Virginia Electric & Power Co.	2.750%	3/15/23	5,342	5,414
	WEC Energy Group Inc.	3.375%	6/15/21	3,725	3,801
	Wisconsin Electric Power Co.	2.950%	9/15/21	1,075	1,089
	Wisconsin Public Service Corp.	3.350%	11/21/21	3,950	4,049
	Xcel Energy Inc.	2.400%	3/15/21	8,000	8,002
	Xcel Energy Inc.	2.600%	3/15/22	2,075	2,091

	Natural Gas (0.1%)
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,726	2,799
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,375	2,444
	NiSource Inc.	2.650%	11/17/22	2,775	2,795
	NiSource Inc.	3.650%	6/15/23	2,750	2,846
	ONE Gas Inc.	3.610%	2/1/24	1,845	1,935
	Sempra Energy	2.850%	11/15/20	3,238	3,252
	Sempra Energy	2.875%	10/1/22	3,491	3,502
	Sempra Energy	2.900%	2/1/23	4,125	4,151
	Sempra Energy	4.050%	12/1/23	3,281	3,451
	Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,277	2,327
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	3,950	3,916
					533,101
Total Corporate Bonds (Cost $12,501,217)					12,707,731
Sovereign Bonds (7.1%)
	African Development Bank	2.625%	3/22/21	16,455	16,663
	African Development Bank	1.250%	7/26/21	8,984	8,876
	African Development Bank	2.375%	9/23/21	12,035	12,174
	African Development Bank	2.125%	11/16/22	17,675	17,844
	African Development Bank	3.000%	9/20/23	8,100	8,471
	Agricultural Bank of China Ltd.	2.750%	5/21/20	1,350	1,354
	Asian Development Bank	1.625%	8/26/20	12,145	12,100
	Asian Development Bank	2.875%	11/27/20	10,300	10,431
	Asian Development Bank	2.250%	1/20/21	8,700	8,747
	Asian Development Bank	1.625%	3/16/21	23,600	23,502
	Asian Development Bank	1.750%	6/8/21	21,505	21,467
	Asian Development Bank	2.125%	11/24/21	7,400	7,452
	Asian Development Bank	2.000%	2/16/22	25,505	25,640

35

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Asian Development Bank	1.875%	2/18/22	26,550	26,606
Asian Development Bank	1.875%	8/10/22	11,535	11,564
Asian Development Bank	1.750%	9/13/22	31,850	31,799
Asian Development Bank	2.750%	3/17/23	13,810	14,272
Asian Development Bank	2.625%	1/30/24	6,100	6,305
Asian Infrastructure Investment Bank	2.250%	5/16/24	2,500	2,539
Canada	2.625%	1/25/22	19,200	19,599
Canada	2.000%	11/15/22	19,865	19,996
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	18,493	18,629
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	10,395	10,404
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	10,725	11,384
Corp. Andina de Fomento	2.200%	7/18/20	6,415	6,389
Corp. Andina de Fomento	2.125%	9/27/21	6,610	6,552
Corp. Andina de Fomento	3.250%	2/11/22	8,000	8,148
Corp. Andina de Fomento	4.375%	6/15/22	8,051	8,471
Corp. Andina de Fomento	2.750%	1/6/23	7,750	7,781
Corp. Andina de Fomento	3.750%	11/23/23	7,015	7,321
Council Of Europe Development Bank	1.625%	3/16/21	4,000	3,982
Council Of Europe Development Bank	2.625%	2/13/23	9,762	10,021
Ecopetrol SA	5.875%	9/18/23	11,525	12,750
Equinor ASA	2.900%	11/8/20	7,755	7,847
Equinor ASA	2.750%	11/10/21	3,000	3,041
Equinor ASA	3.150%	1/23/22	14,509	14,853
Equinor ASA	2.450%	1/17/23	5,725	5,774
Equinor ASA	2.650%	1/15/24	9,325	9,462
Equinor ASA	3.700%	3/1/24	2,458	2,605
European Bank for Reconstruction & Development	1.125%	8/24/20	4,680	4,634
European Bank for Reconstruction & Development	2.000%	2/1/21	14,392	14,414
European Bank for Reconstruction & Development	2.750%	4/26/21	4,800	4,874
European Bank for Reconstruction & Development	1.875%	7/15/21	14,600	14,598
European Bank for Reconstruction & Development	1.500%	11/2/21	15,604	15,486
European Bank for Reconstruction & Development	1.875%	2/23/22	9,461	9,474
European Bank for Reconstruction & Development	2.750%	3/7/23	14,520	14,997
European Investment Bank	1.375%	6/15/20	29,985	29,791
European Investment Bank	1.625%	8/14/20	23,433	23,340
European Investment Bank	2.875%	9/15/20	10,250	10,360
European Investment Bank	1.625%	12/15/20	27,715	27,585
European Investment Bank	4.000%	2/16/21	14,595	15,084
European Investment Bank	2.000%	3/15/21	36,770	36,841
European Investment Bank	2.500%	4/15/21	22,235	22,478
European Investment Bank	2.375%	5/13/21	23,240	23,461
European Investment Bank	1.625%	6/15/21	32,930	32,793
European Investment Bank	1.375%	9/15/21	22,735	22,516
European Investment Bank	2.125%	10/15/21	20,670	20,809
European Investment Bank	2.875%	12/15/21	23,920	24,527
European Investment Bank	2.250%	3/15/22	30,800	31,170
European Investment Bank	2.625%	5/20/22	5,000	5,115
European Investment Bank	2.375%	6/15/22	15,360	15,612
European Investment Bank	2.250%	8/15/22	20,240	20,514
European Investment Bank	2.000%	12/15/22	20,025	20,151
European Investment Bank	2.500%	3/15/23	34,544	35,391
European Investment Bank	2.875%	8/15/23	22,365	23,273
European Investment Bank	3.125%	12/14/23	18,724	19,750
European Investment Bank	3.250%	1/29/24	31,065	32,955
European Investment Bank	2.625%	3/15/24	15,520	16,055
Export Development Canada	2.000%	11/30/20	15,165	15,162
Export Development Canada	1.500%	5/26/21	18,050	17,912
Export Development Canada	1.375%	10/21/21	11,700	11,583
Export Development Canada	2.500%	1/24/23	6,000	6,134
Export Development Canada	2.750%	3/15/23	9,000	9,291
Export Development Canada	2.625%	2/21/24	4,500	4,637
Export-Import Bank of Korea	5.125%	6/29/20	3,800	3,908
Export-Import Bank of Korea	2.625%	12/30/20	6,250	6,280
Export-Import Bank of Korea	4.000%	1/29/21	12,984	13,307

36

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Export-Import Bank of Korea	2.125%	2/11/21	5,300	5,283
	Export-Import Bank of Korea	2.500%	5/10/21	4,000	4,009
	Export-Import Bank of Korea	4.375%	9/15/21	6,760	7,053
	Export-Import Bank of Korea	1.875%	10/21/21	8,000	7,927
	Export-Import Bank of Korea	5.000%	4/11/22	7,550	8,075
	Export-Import Bank of Korea	3.000%	11/1/22	7,885	8,050
	Export-Import Bank of Korea	3.625%	11/27/23	2,500	2,630
	Export-Import Bank of Korea	4.000%	1/14/24	5,100	5,442
	FMS Wertmanagement	1.375%	6/8/21	3,800	3,762
	FMS Wertmanagement	2.000%	8/1/22	21,435	21,536
	FMS Wertmanagement	2.750%	3/6/23	10,450	10,782
	Hydro-Quebec	9.400%	2/1/21	2,225	2,473
	Hydro-Quebec	8.400%	1/15/22	5,825	6,685
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,600	5,598
	Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	3,000	2,984
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	5,500	5,546
	Inter-American Development Bank	1.875%	6/16/20	29,379	29,332
	Inter-American Development Bank	2.125%	11/9/20	19,335	19,384
	Inter-American Development Bank	1.875%	3/15/21	9,606	9,600
	Inter-American Development Bank	2.625%	4/19/21	30,613	31,028
	Inter-American Development Bank	1.250%	9/14/21	1,500	1,482
	Inter-American Development Bank	2.125%	1/18/22	24,600	24,784
	Inter-American Development Bank	1.750%	4/14/22	13,330	13,308
	Inter-American Development Bank	1.750%	9/14/22	16,300	16,264
	Inter-American Development Bank	3.000%	9/26/22	6,000	6,219
	Inter-American Development Bank	2.500%	1/18/23	26,543	27,158
	Inter-American Development Bank	3.000%	10/4/23	9,980	10,449
	Inter-American Development Bank	2.625%	1/16/24	9,650	9,967
	Inter-American Development Bank	3.000%	2/21/24	22,800	23,932
	International Bank for Reconstruction & Development	1.125%	8/10/20	1,500	1,486
	International Bank for Reconstruction & Development	1.625%	9/4/20	17,940	17,872
	International Bank for Reconstruction & Development	2.000%	10/30/20	1,000	996
	International Bank for Reconstruction & Development	2.125%	11/1/20	17,275	17,314
	International Bank for Reconstruction & Development	1.625%	3/9/21	18,223	18,142
	International Bank for Reconstruction & Development	1.375%	5/24/21	24,880	24,660
	International Bank for Reconstruction & Development	2.250%	6/24/21	23,210	23,393
	International Bank for Reconstruction & Development	2.750%	7/23/21	47,550	48,427
	International Bank for Reconstruction & Development	1.375%	9/20/21	34,940	34,609
	International Bank for Reconstruction & Development	2.125%	12/13/21	8,065	8,125
	International Bank for Reconstruction & Development	2.000%	1/26/22	33,940	34,116
	International Bank for Reconstruction & Development	1.625%	2/10/22	13,925	13,866
	International Bank for Reconstruction & Development	2.125%	7/1/22	22,500	22,724
	International Bank for Reconstruction & Development	1.875%	10/7/22	3,850	3,860
	International Bank for Reconstruction & Development	7.625%	1/19/23	9,857	11,802
	International Bank for Reconstruction & Development	1.750%	4/19/23	6,375	6,363
	International Bank for Reconstruction & Development	1.875%	6/19/23	43,000	43,096
	International Bank for Reconstruction & Development	3.000%	9/27/23	29,600	31,022
	International Bank for Reconstruction & Development	2.500%	3/19/24	7,500	7,724
	International Finance Corp.	1.625%	7/16/20	14,825	14,783
	International Finance Corp.	2.250%	1/25/21	28,200	28,350
	International Finance Corp.	1.125%	7/20/21	5,540	5,463
	International Finance Corp.	2.875%	7/31/23	10,500	10,930
5	Japan Bank for International Cooperation	2.125%	7/21/20	2,100	2,100
5	Japan Bank for International Cooperation	2.125%	11/16/20	16,686	16,702
5	Japan Bank for International Cooperation	3.125%	7/20/21	5,150	5,270
5	Japan Bank for International Cooperation	1.500%	7/21/21	7,200	7,133
5	Japan Bank for International Cooperation	2.000%	11/4/21	12,675	12,662
5	Japan Bank for International Cooperation	2.500%	6/1/22	6,305	6,386
5	Japan Bank for International Cooperation	2.375%	7/21/22	9,300	9,388
5	Japan Bank for International Cooperation	2.375%	11/16/22	11,410	11,523
5	Japan Bank for International Cooperation	3.250%	7/20/23	15,125	15,811
5	Japan Bank for International Cooperation	3.375%	7/31/23	1,425	1,496
5	Japan Bank for International Cooperation	3.375%	10/31/23	10,000	10,525
5	Japan Bank for International Cooperation	2.500%	5/23/24	5,000	5,089

37

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Japan Bank for International Cooperation	3.000%	5/29/24	10,865	11,300
6	KFW	1.875%	6/30/20	16,443	16,420
6	KFW	2.750%	7/15/20	20,200	20,350
6	KFW	2.750%	9/8/20	28,925	29,186
6	KFW	2.750%	10/1/20	14,150	14,286
6	KFW	1.875%	11/30/20	2,625	2,622
6	KFW	1.875%	12/15/20	12,175	12,160
6	KFW	1.625%	3/15/21	24,775	24,681
	KFW	2.375%	3/24/21	25,000	25,212
6	KFW	2.625%	4/12/21	32,200	32,627
6	KFW	1.500%	6/15/21	30,300	30,102
6	KFW	2.375%	8/25/21	19,500	19,729
6	KFW	1.750%	9/15/21	20,500	20,472
6	KFW	2.000%	11/30/21	25,115	25,225
6	KFW	3.125%	12/15/21	38,095	39,270
6	KFW	2.625%	1/25/22	12,955	13,218
6	KFW	2.500%	2/15/22	20,000	20,345
6	KFW	2.125%	3/7/22	33,160	33,439
6	KFW	2.125%	6/15/22	1,930	1,947
6	KFW	2.000%	10/4/22	30,540	30,720
6	KFW	2.375%	12/29/22	38,196	38,921
6	KFW	2.125%	1/17/23	34,680	35,039
6	KFW	2.625%	2/28/24	15,450	15,970
	Korea Development Bank	2.500%	1/13/21	8,600	8,609
	Korea Development Bank	4.625%	11/16/21	7,490	7,872
	Korea Development Bank	2.625%	2/27/22	12,008	12,110
	Korea Development Bank	3.000%	3/19/22	2,500	2,546
	Korea Development Bank	3.000%	9/14/22	3,060	3,120
	Korea Development Bank	3.375%	3/12/23	7,000	7,251
	Korea Development Bank	2.750%	3/19/23	4,700	4,764
	Korea Development Bank	3.750%	1/22/24	3,900	4,128
	Korea Development Bank	3.250%	2/19/24	1,500	1,556
6	Landwirtschaftliche Rentenbank	2.250%	10/1/21	6,690	6,747
6	Landwirtschaftliche Rentenbank	2.000%	12/6/21	12,730	12,774
6	Landwirtschaftliche Rentenbank	3.125%	11/14/23	6,842	7,198
	Nordic Investment Bank	1.500%	9/29/20	8,700	8,651
	Nordic Investment Bank	1.625%	11/20/20	5,400	5,376
	Nordic Investment Bank	2.250%	2/1/21	9,520	9,571
	Nordic Investment Bank	1.250%	8/2/21	7,850	7,757
	Nordic Investment Bank	2.250%	9/30/21	3,550	3,582
	Nordic Investment Bank	2.125%	2/1/22	9,380	9,454
	Nordic Investment Bank	2.875%	7/19/23	4,500	4,678
	Nordic Investment Bank	2.250%	5/21/24	200	204
	North American Development Bank	2.400%	10/26/22	2,500	2,506
7	Oesterreichische Kontrollbank AG	1.500%	10/21/20	8,230	8,172
7	Oesterreichische Kontrollbank AG	1.875%	1/20/21	11,200	11,183
7	Oesterreichische Kontrollbank AG	2.875%	9/7/21	7,300	7,452
7	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,800	1,820
7	Oesterreichische Kontrollbank AG	2.625%	1/31/22	3,225	3,289
7	Oesterreichische Kontrollbank AG	2.875%	3/13/23	6,865	7,111
7	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,250	5,511
3	Oriental Republic of Uruguay	8.000%	11/18/22	3,900	4,387
	Petroleos Mexicanos	5.500%	1/21/21	18,060	18,292
	Petroleos Mexicanos	6.375%	2/4/21	15,910	16,327
	Petroleos Mexicanos	4.875%	1/24/22	12,487	12,433
	Petroleos Mexicanos	5.375%	3/13/22	9,130	9,174
	Petroleos Mexicanos	3.500%	1/30/23	16,855	16,006
	Petroleos Mexicanos	4.625%	9/21/23	10,000	9,778
	Petroleos Mexicanos	4.875%	1/18/24	9,550	9,348
3	Petroleos Mexicanos	2.290%	2/15/24	950	954
	Province of Alberta	2.200%	7/26/22	10,610	10,674
	Province of Alberta	3.350%	11/1/23	12,525	13,198
	Province of Alberta	2.950%	1/23/24	11,500	11,861
	Province of British Columbia	2.650%	9/22/21	4,900	4,979

38

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Province of British Columbia	2.000%	10/23/22	6,991	7,016
Province of Manitoba	2.050%	11/30/20	9,700	9,698
Province of Manitoba	2.125%	5/4/22	2,150	2,158
Province of Manitoba	2.100%	9/6/22	3,475	3,488
Province of Manitoba	2.600%	4/16/24	6,400	6,555
Province of Manitoba	3.050%	5/14/24	7,140	7,471
Province of New Brunswick	2.500%	12/12/22	4,000	4,060
Province of Ontario	2.550%	2/12/21	30,280	30,540
Province of Ontario	2.500%	9/10/21	16,785	16,970
Province of Ontario	2.400%	2/8/22	9,810	9,920
Province of Ontario	2.550%	4/25/22	10,000	10,160
Province of Ontario	2.250%	5/18/22	20,295	20,472
Province of Ontario	2.450%	6/29/22	13,150	13,330
Province of Ontario	2.200%	10/3/22	2,383	2,400
Province of Ontario	3.400%	10/17/23	20,000	21,090
Province of Ontario	3.050%	1/29/24	7,500	7,772
Province of Ontario	3.200%	5/16/24	7,900	8,313
Province of Quebec	3.500%	7/29/20	10,153	10,304
Province of Quebec	2.750%	8/25/21	23,515	23,873
Province of Quebec	2.375%	1/31/22	21,250	21,487
Province of Quebec	2.625%	2/13/23	1,625	1,658
Province of Quebec	2.500%	4/9/24	10,700	10,900
Republic of Chile	3.875%	8/5/20	6,533	6,655
Republic of Chile	3.250%	9/14/21	8,209	8,403
Republic of Chile	2.250%	10/30/22	2,360	2,369
Republic of Colombia	4.375%	7/12/21	20,391	21,105
Republic of Colombia	4.000%	2/26/24	15,925	16,662
Republic of Colombia	8.125%	5/21/24	6,140	7,568
Republic of Hungary	6.375%	3/29/21	21,171	22,622
Republic of Hungary	5.375%	2/21/23	15,235	16,778
Republic of Hungary	5.750%	11/22/23	8,150	9,240
Republic of Hungary	5.375%	3/25/24	13,966	15,742
Republic of Indonesia	2.950%	1/11/23	7,620	7,656
Republic of Indonesia	4.450%	2/11/24	1,800	1,910
Republic of Italy	6.875%	9/27/23	23,190	26,180
Republic of Korea	3.875%	9/11/23	8,700	9,318
Republic of Poland	5.125%	4/21/21	13,465	14,155
Republic of Poland	5.000%	3/23/22	8,651	9,289
Republic of Poland	3.000%	3/17/23	13,364	13,713
Republic of Poland	4.000%	1/22/24	9,647	10,371
Republic of the Philippines	4.000%	1/15/21	8,477	8,688
Republic of the Philippines	4.200%	1/21/24	6,880	7,403
State of Israel	4.000%	6/30/22	12,075	12,724
State of Israel	3.150%	6/30/23	6,700	6,943
Svensk Exportkredit AB	1.875%	6/23/20	10,250	10,228
Svensk Exportkredit AB	1.750%	8/28/20	1,000	996
Svensk Exportkredit AB	2.750%	10/7/20	12,850	12,964
Svensk Exportkredit AB	1.750%	3/10/21	8,100	8,069
Svensk Exportkredit AB	2.375%	4/9/21	1,300	1,310
Svensk Exportkredit AB	2.875%	5/22/21	8,550	8,702
Svensk Exportkredit AB	3.125%	11/8/21	5,950	6,115
Svensk Exportkredit AB	2.375%	3/9/22	5,600	5,679
Svensk Exportkredit AB	2.000%	8/30/22	6,900	6,921
Svensk Exportkredit AB	2.875%	3/14/23	7,300	7,550
Syngenta Finance NV	3.125%	3/28/22	3,615	3,608
United Mexican States	3.500%	1/21/21	9,699	9,844
United Mexican States	3.625%	3/15/22	20,733	21,220
United Mexican States	4.000%	10/2/23	16,865	17,596
Total Sovereign Bonds (Cost $3,408,265)				3,454,602
Taxable Municipal Bonds (0.1%)
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	2,195	2,197

39

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	California GO	2.800%	4/1/21	3,150	3,199
	California GO	5.700%	11/1/21	5,330	5,790
	California GO	2.367%	4/1/22	1,080	1,093
	Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	4,500	4,537
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	2.995%	7/1/20	8,995	9,053
	Illinois GO	4.950%	6/1/23	9,039	9,461
	Massachusetts GO	4.200%	12/1/21	2,500	2,588
8	New Jersey Economic Development Authority Lease Revenue	0.000%	2/15/22	5,000	4,679
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	970	970
	Oregon GO	5.762%	6/1/23	1,559	1,703
Total Taxable Municipal Bonds (Cost $44,621)					45,270

				Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
9	Vanguard Market Liquidity Fund (Cost $631,544)	2.499%		6,314,763	631,602
Total Investments (100.4%) (Cost $48,154,111)					48,751,414
Other Assets and Liabilities—Net (-0.4%)					(204,392)
Net Assets (100%)					48,547,022

1	U.S. government-guaranteed.
2

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $235,260,000, representing 0.5% of net assets.

5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Guaranteed by the Republic of Austria.
8	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

40

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (54.4%)
U.S. Government Securities (53.7%)
	United States Treasury Note/Bond	2.125%	3/31/24	8,540	8,679
	United States Treasury Note/Bond	2.500%	5/15/24	18,359	18,982
	United States Treasury Note/Bond	2.000%	5/31/24	66,773	67,535
	United States Treasury Note/Bond	2.000%	6/30/24	164,590	166,287
	United States Treasury Note/Bond	2.125%	7/31/24	187,650	190,729
	United States Treasury Note/Bond	2.375%	8/15/24	469,858	483,291
	United States Treasury Note/Bond	1.875%	8/31/24	201,928	202,812
	United States Treasury Note/Bond	2.125%	9/30/24	347,000	352,694
	United States Treasury Note/Bond	2.250%	10/31/24	87,120	89,107
	United States Treasury Note/Bond	2.250%	11/15/24	459,024	469,425
	United States Treasury Note/Bond	2.125%	11/30/24	419,030	425,969
	United States Treasury Note/Bond	2.250%	12/31/24	233,500	238,899
	United States Treasury Note/Bond	2.500%	1/31/25	331,925	344,060
	United States Treasury Note/Bond	2.000%	2/15/25	458,951	463,398
	United States Treasury Note/Bond	2.750%	2/28/25	381,626	400,707
	United States Treasury Note/Bond	2.625%	3/31/25	162,031	169,070
	United States Treasury Note/Bond	2.875%	4/30/25	126,566	133,864
	United States Treasury Note/Bond	2.125%	5/15/25	534,160	542,926
	United States Treasury Note/Bond	2.875%	5/31/25	359,635	380,595
	United States Treasury Note/Bond	2.750%	6/30/25	87,750	92,302
	United States Treasury Note/Bond	2.875%	7/31/25	102,915	109,026
	United States Treasury Note/Bond	2.000%	8/15/25	486,122	490,526
	United States Treasury Note/Bond	6.875%	8/15/25	47,479	61,203
	United States Treasury Note/Bond	2.750%	8/31/25	204,830	215,584
	United States Treasury Note/Bond	3.000%	9/30/25	168,116	179,491
	United States Treasury Note/Bond	3.000%	10/31/25	126,522	135,161
	United States Treasury Note/Bond	2.250%	11/15/25	239,222	244,829
	United States Treasury Note/Bond	2.875%	11/30/25	234,505	248,906
	United States Treasury Note/Bond	2.625%	12/31/25	239,685	250,845
	United States Treasury Note/Bond	2.625%	1/31/26	201,235	210,669
	United States Treasury Note/Bond	1.625%	2/15/26	708,174	697,438
	United States Treasury Note/Bond	6.000%	2/15/26	10,075	12,655
	United States Treasury Note/Bond	2.500%	2/28/26	366,000	380,413
	United States Treasury Note/Bond	2.250%	3/31/26	206,650	211,591
	United States Treasury Note/Bond	2.375%	4/30/26	251,875	259,943
	United States Treasury Note/Bond	1.625%	5/15/26	660,298	649,363
	United States Treasury Note/Bond	2.125%	5/31/26	378,456	384,489
	United States Treasury Note/Bond	1.875%	6/30/26	155,695	155,695
	United States Treasury Note/Bond	1.500%	8/15/26	596,196	580,641
	United States Treasury Note/Bond	2.000%	11/15/26	615,297	619,623
	United States Treasury Note/Bond	2.250%	2/15/27	679,065	695,512
	United States Treasury Note/Bond	2.375%	5/15/27	643,742	665,166
	United States Treasury Note/Bond	2.250%	8/15/27	575,586	589,077
	United States Treasury Note/Bond	2.250%	11/15/27	558,965	571,888
	United States Treasury Note/Bond	2.750%	2/15/28	514,355	546,584
	United States Treasury Note/Bond	2.875%	5/15/28	553,253	593,707
	United States Treasury Note/Bond	2.875%	8/15/28	570,845	613,122
	United States Treasury Note/Bond	5.500%	8/15/28	9,960	12,878
	United States Treasury Note/Bond	3.125%	11/15/28	736,308	807,178
	United States Treasury Note/Bond	5.250%	11/15/28	10,000	12,778
	United States Treasury Note/Bond	2.625%	2/15/29	669,111	705,283
	United States Treasury Note/Bond	5.250%	2/15/29	11,500	14,761
	United States Treasury Note/Bond	2.375%	5/15/29	589,328	608,664
					17,776,020
Agency Bonds and Notes (0.7%)
1	AID-Jordan	3.000%	6/30/25	4,675	4,890
	Federal Home Loan Banks	5.375%	8/15/24	100	117
	Federal Home Loan Banks	2.875%	9/13/24	20,000	20,975
	Federal Home Loan Banks	3.250%	11/16/28	7,855	8,538
2	Federal National Mortgage Assn.	2.625%	9/6/24	83,865	87,033
2	Federal National Mortgage Assn.	2.125%	4/24/26	23,500	23,679

41

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
2	Federal National Mortgage Assn.	1.875%	9/24/26	25,920	25,642
2	Federal National Mortgage Assn.	6.250%	5/15/29	6,004	8,109
	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,416
	Private Export Funding Corp.	3.250%	6/15/25	1,675	1,777
	Tennessee Valley Authority	2.875%	9/15/24	7,875	8,188
	Tennessee Valley Authority	6.750%	11/1/25	6,830	8,711
	Tennessee Valley Authority	2.875%	2/1/27	12,000	12,499
					213,574
Total U.S. Government and Agency Obligations (Cost $17,473,731)					17,989,594
Corporate Bonds (40.1%)
Finance (14.7%)
	Banking (10.2%)
	American Express Co.	3.000%	10/30/24	18,265	18,657
	American Express Co.	3.625%	12/5/24	6,885	7,214
	American Express Co.	3.125%	5/20/26	3,000	3,080
	American Express Credit Corp.	3.300%	5/3/27	18,737	19,620
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	5,175	5,496
	Banco Santander SA	5.179%	11/19/25	8,692	9,434
	Banco Santander SA	4.250%	4/11/27	10,228	10,727
	Banco Santander SA	3.800%	2/23/28	10,000	10,157
	Banco Santander SA	4.379%	4/12/28	9,350	9,910
	Banco Santander SA	3.306%	6/27/29	1,100	1,105
	Bank of America Corp.	4.200%	8/26/24	21,657	23,003
	Bank of America Corp.	4.000%	1/22/25	31,066	32,629
	Bank of America Corp.	3.950%	4/21/25	19,828	20,777
3	Bank of America Corp.	3.093%	10/1/25	16,825	17,237
3	Bank of America Corp.	3.366%	1/23/26	22,441	23,125
	Bank of America Corp.	4.450%	3/3/26	19,415	20,907
	Bank of America Corp.	3.500%	4/19/26	25,046	26,179
	Bank of America Corp.	4.250%	10/22/26	19,367	20,672
3	Bank of America Corp.	3.559%	4/23/27	19,000	19,754
	Bank of America Corp.	3.248%	10/21/27	20,505	20,952
	Bank of America Corp.	4.183%	11/25/27	19,628	20,772
3	Bank of America Corp.	3.824%	1/20/28	24,225	25,598
3	Bank of America Corp.	3.705%	4/24/28	12,841	13,447
3	Bank of America Corp.	3.593%	7/21/28	17,054	17,726
	Bank of America Corp.	3.419%	12/20/28	71,516	73,621
3	Bank of America Corp.	3.970%	3/5/29	20,000	21,358
3	Bank of America Corp.	4.271%	7/23/29	22,825	24,813
3	Bank of America Corp.	3.974%	2/7/30	13,000	13,894
3	Bank of Montreal	3.803%	12/15/32	10,300	10,433
	Bank of New York Mellon Corp.	3.250%	9/11/24	9,181	9,499
	Bank of New York Mellon Corp.	3.000%	2/24/25	8,978	9,202
	Bank of New York Mellon Corp.	2.800%	5/4/26	4,410	4,445
	Bank of New York Mellon Corp.	2.450%	8/17/26	9,530	9,422
	Bank of New York Mellon Corp.	3.250%	5/16/27	8,660	8,958
	Bank of New York Mellon Corp.	3.400%	1/29/28	9,400	9,849
3	Bank of New York Mellon Corp.	3.442%	2/7/28	6,900	7,166
	Bank of Nova Scotia	4.500%	12/16/25	10,897	11,746
	Bank One Corp.	7.750%	7/15/25	1,750	2,190
	Bank One Corp.	8.000%	4/29/27	6,910	9,134
	BankUnited Inc.	4.875%	11/17/25	2,000	2,165
	Barclays plc	3.650%	3/16/25	10,675	10,726
	Barclays plc	4.375%	1/12/26	24,639	25,499
	Barclays plc	4.337%	1/10/28	7,000	7,155
3	Barclays plc	4.972%	5/16/29	15,845	16,831
	BB&T Corp.	2.850%	10/26/24	8,204	8,378
	BB&T Corp.	3.700%	6/5/25	8,600	9,153
	BB&T Corp.	3.875%	3/19/29	3,100	3,310
	BNP Paribas SA	4.250%	10/15/24	7,666	8,025
	BPCE SA	3.375%	12/2/26	3,250	3,342
	Branch Banking & Trust Co.	3.625%	9/16/25	20,115	21,109

42

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.300%	10/30/24	13,138	13,458
	Capital One Financial Corp.	3.200%	2/5/25	9,111	9,252
	Capital One Financial Corp.	4.250%	4/30/25	5,650	6,063
	Capital One Financial Corp.	4.200%	10/29/25	10,147	10,652
	Capital One Financial Corp.	3.750%	7/28/26	13,747	13,986
	Capital One Financial Corp.	3.750%	3/9/27	8,673	8,934
	Capital One Financial Corp.	3.800%	1/31/28	9,780	10,100
	Citigroup Inc.	3.875%	3/26/25	11,320	11,784
	Citigroup Inc.	3.300%	4/27/25	6,443	6,643
	Citigroup Inc.	4.400%	6/10/25	24,651	26,321
	Citigroup Inc.	5.500%	9/13/25	5,415	6,111
	Citigroup Inc.	3.700%	1/12/26	19,472	20,460
	Citigroup Inc.	4.600%	3/9/26	14,825	16,027
	Citigroup Inc.	3.400%	5/1/26	10,452	10,770
	Citigroup Inc.	3.200%	10/21/26	34,054	34,660
	Citigroup Inc.	4.300%	11/20/26	8,975	9,482
	Citigroup Inc.	4.450%	9/29/27	36,701	39,394
3	Citigroup Inc.	3.887%	1/10/28	28,854	30,435
	Citigroup Inc.	6.625%	1/15/28	2,875	3,550
3	Citigroup Inc.	3.668%	7/24/28	30,575	31,846
	Citigroup Inc.	4.125%	7/25/28	4,000	4,215
3	Citigroup Inc.	3.520%	10/27/28	23,356	24,024
3	Citigroup Inc.	4.075%	4/23/29	4,390	4,699
3	Citigroup Inc.	3.980%	3/20/30	26,850	28,594
	Citizens Bank NA	3.750%	2/18/26	5,000	5,255
	Citizens Financial Group Inc.	4.300%	12/3/25	7,169	7,582
	Comerica Bank	4.000%	7/27/25	1,925	2,030
	Compass Bank	3.875%	4/10/25	2,150	2,225
	Cooperatieve Rabobank UA	3.375%	5/21/25	11,970	12,515
	Cooperatieve Rabobank UA	4.375%	8/4/25	12,357	13,178
	Cooperatieve Rabobank UA	3.750%	7/21/26	5,620	5,729
	Credit Suisse AG	3.625%	9/9/24	29,312	30,836
4	Credit Suisse Group AG	3.574%	1/9/23	7,000	7,129
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	16,397	17,043
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	7,075	7,691
	Deutsche Bank AG	4.100%	1/13/26	500	492
	Deutsche Bank AG	4.100%	1/13/26	7,279	7,157
	Discover Bank	4.250%	3/13/26	2,150	2,278
	Discover Bank	3.450%	7/27/26	5,714	5,800
	Discover Bank	4.650%	9/13/28	6,700	7,307
	Discover Financial Services	3.950%	11/6/24	4,675	4,916
	Discover Financial Services	3.750%	3/4/25	5,545	5,744
	Discover Financial Services	4.500%	1/30/26	5,000	5,351
	Discover Financial Services	4.100%	2/9/27	8,770	9,108
	Fifth Third Bancorp	3.950%	3/14/28	3,500	3,770
	Fifth Third Bank	3.950%	7/28/25	7,125	7,658
	Fifth Third Bank	3.850%	3/15/26	5,740	6,043
	FirstMerit Bank NA	4.270%	11/25/26	1,225	1,279
	Goldman Sachs Group Inc.	3.850%	7/8/24	20,060	21,014
	Goldman Sachs Group Inc.	3.500%	1/23/25	24,578	25,316
	Goldman Sachs Group Inc.	3.750%	5/22/25	9,810	10,246
3	Goldman Sachs Group Inc.	3.272%	9/29/25	26,755	27,299
	Goldman Sachs Group Inc.	4.250%	10/21/25	8,855	9,362
	Goldman Sachs Group Inc.	3.750%	2/25/26	21,689	22,612
	Goldman Sachs Group Inc.	3.500%	11/16/26	19,333	19,786
	Goldman Sachs Group Inc.	5.950%	1/15/27	5,200	6,069
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,980	38,578
3	Goldman Sachs Group Inc.	3.691%	6/5/28	21,400	22,029
3	Goldman Sachs Group Inc.	3.814%	4/23/29	28,310	29,391
3	Goldman Sachs Group Inc.	4.223%	5/1/29	17,692	18,904
	HSBC Holdings plc	4.250%	8/18/25	12,712	13,358
	HSBC Holdings plc	4.300%	3/8/26	30,135	32,158
	HSBC Holdings plc	3.900%	5/25/26	20,170	21,054
3	HSBC Holdings plc	4.292%	9/12/26	20,150	21,404

43

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	4.375%	11/23/26	14,575	15,353
3	HSBC Holdings plc	4.041%	3/13/28	15,700	16,437
3	HSBC Holdings plc	4.583%	6/19/29	24,125	26,340
3	HSBC Holdings plc	3.973%	5/22/30	29,000	30,293
	Huntington Bancshares Inc.	4.000%	5/15/25	2,400	2,560
	ING Groep NV	3.950%	3/29/27	19,495	20,412
	ING Groep NV	4.550%	10/2/28	8,450	9,295
	ING Groep NV	4.050%	4/9/29	6,160	6,545
	JPMorgan Chase & Co.	3.875%	9/10/24	34,790	36,526
	JPMorgan Chase & Co.	3.125%	1/23/25	23,986	24,655
	JPMorgan Chase & Co.	3.900%	7/15/25	21,142	22,568
	JPMorgan Chase & Co.	3.300%	4/1/26	29,010	30,018
	JPMorgan Chase & Co.	3.200%	6/15/26	18,895	19,443
	JPMorgan Chase & Co.	2.950%	10/1/26	29,207	29,550
	JPMorgan Chase & Co.	4.125%	12/15/26	22,029	23,495
3	JPMorgan Chase & Co.	3.960%	1/29/27	8,662	9,244
	JPMorgan Chase & Co.	4.250%	10/1/27	6,553	7,070
3	JPMorgan Chase & Co.	3.782%	2/1/28	17,453	18,437
3	JPMorgan Chase & Co.	3.540%	5/1/28	11,237	11,690
3	JPMorgan Chase & Co.	3.509%	1/23/29	9,775	10,135
3	JPMorgan Chase & Co.	4.005%	4/23/29	31,550	33,859
3	JPMorgan Chase & Co.	4.203%	7/23/29	26,050	28,453
3	JPMorgan Chase & Co.	4.452%	12/5/29	12,300	13,636
3	JPMorgan Chase & Co.	3.702%	5/6/30	17,600	18,492
	KeyBank NA	3.300%	6/1/25	3,000	3,130
	KeyBank NA	3.400%	5/20/26	7,450	7,645
	KeyCorp	4.150%	10/29/25	7,700	8,323
	KeyCorp	4.100%	4/30/28	5,000	5,431
	Lloyds Banking Group plc	4.500%	11/4/24	12,175	12,675
	Lloyds Banking Group plc	4.450%	5/8/25	5,500	5,837
	Lloyds Banking Group plc	4.582%	12/10/25	21,689	22,578
	Lloyds Banking Group plc	4.650%	3/24/26	2,540	2,644
	Lloyds Banking Group plc	3.750%	1/11/27	5,335	5,427
	Lloyds Banking Group plc	4.375%	3/22/28	22,250	23,587
	Lloyds Banking Group plc	4.550%	8/16/28	6,925	7,451
3	Lloyds Banking Group plc	3.574%	11/7/28	16,320	16,293
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	6,055	6,172
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	5,950	6,267
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	7,000	7,384
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	18,030	19,177
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,350	9,321
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,060	8,533
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	15,700	16,183
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	10,500	11,359
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,300	5,784
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	9,460	10,121
	Mizuho Financial Group Inc.	2.839%	9/13/26	7,000	6,983
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,750	2,896
	Mizuho Financial Group Inc.	3.170%	9/11/27	9,850	10,081
	Mizuho Financial Group Inc.	4.018%	3/5/28	15,500	16,911
3	Mizuho Financial Group Inc.	4.254%	9/11/29	4,000	4,358
	Morgan Stanley	3.700%	10/23/24	25,517	26,885
	Morgan Stanley	4.000%	7/23/25	34,176	36,553
	Morgan Stanley	5.000%	11/24/25	9,667	10,703
	Morgan Stanley	3.875%	1/27/26	16,781	17,817
	Morgan Stanley	3.125%	7/27/26	28,425	28,861
	Morgan Stanley	6.250%	8/9/26	1,543	1,855
	Morgan Stanley	4.350%	9/8/26	22,133	23,690
	Morgan Stanley	3.625%	1/20/27	31,580	32,993
	Morgan Stanley	3.950%	4/23/27	11,835	12,354
3	Morgan Stanley	3.591%	7/22/28	29,224	30,310
3	Morgan Stanley	3.772%	1/24/29	25,800	27,085
3	Morgan Stanley	4.431%	1/23/30	20,000	22,071
	MUFG Americas Holdings Corp.	3.000%	2/10/25	4,165	4,216

44

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Australia Bank Ltd.	3.375%	1/14/26	3,150	3,275
	National Australia Bank Ltd.	2.500%	7/12/26	10,930	10,752
	Northern Trust Corp.	3.950%	10/30/25	5,218	5,627
	Northern Trust Corp.	3.650%	8/3/28	4,000	4,308
	Northern Trust Corp.	3.150%	5/3/29	5,500	5,674
3	Northern Trust Corp.	3.375%	5/8/32	3,050	3,085
	People’s United Bank NA	4.000%	7/15/24	1,675	1,731
	PNC Bank NA	3.300%	10/30/24	5,112	5,311
	PNC Bank NA	2.950%	2/23/25	4,541	4,634
	PNC Bank NA	3.250%	6/1/25	6,385	6,609
	PNC Bank NA	4.200%	11/1/25	4,300	4,662
	PNC Bank NA	3.100%	10/25/27	9,850	10,128
	PNC Bank NA	3.250%	1/22/28	3,200	3,337
	PNC Bank NA	4.050%	7/26/28	10,750	11,684
	PNC Financial Services Group Inc.	3.150%	5/19/27	5,302	5,456
	PNC Financial Services Group Inc.	3.450%	4/23/29	12,800	13,424
	Royal Bank of Canada	4.650%	1/27/26	18,074	19,652
	Royal Bank of Scotland Group plc	4.800%	4/5/26	8,964	9,578
3	Royal Bank of Scotland Group plc	4.892%	5/18/29	19,000	20,272
3	Royal Bank of Scotland Group plc	5.076%	1/27/30	13,550	14,647
3	Royal Bank of Scotland Group plc	4.445%	5/8/30	9,000	9,310
	Santander Holdings USA Inc.	4.500%	7/17/25	14,505	15,373
	Santander Holdings USA Inc.	4.400%	7/13/27	10,725	11,177
3	Santander UK Group Holdings plc	3.823%	11/3/28	8,400	8,463
	State Street Corp.	3.300%	12/16/24	10,964	11,413
	State Street Corp.	3.550%	8/18/25	8,063	8,539
	State Street Corp.	2.650%	5/19/26	7,340	7,354
3	State Street Corp.	4.141%	12/3/29	2,000	2,206
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	3,575	3,694
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	1,400	1,469
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	12,780	13,544
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	18,271	18,172
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	12,350	12,506
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	18,100	18,792
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,296	11,713
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	7,775	8,171
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	3,700	4,014
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,480	2,752
	SunTrust Bank	3.200%	4/1/24	5,100	5,255
	SunTrust Banks Inc.	4.000%	5/1/25	6,420	6,853
	SVB Financial Group	3.500%	1/29/25	3,825	3,897
	Synchrony Financial	4.250%	8/15/24	12,365	12,866
	Synchrony Financial	4.500%	7/23/25	7,713	8,073
	Synchrony Financial	3.700%	8/4/26	4,944	4,902
	Synchrony Financial	3.950%	12/1/27	2,506	2,494
	Synchrony Financial	5.150%	3/19/29	7,000	7,526
3	Toronto-Dominion Bank	3.625%	9/15/31	14,300	14,523
	US Bancorp	3.600%	9/11/24	8,004	8,410
	US Bancorp	3.950%	11/17/25	5,183	5,636
	US Bancorp	3.100%	4/27/26	7,370	7,516
	US Bancorp	2.375%	7/22/26	7,919	7,843
	US Bancorp	3.150%	4/27/27	14,175	14,697
	US Bancorp	3.900%	4/26/28	6,320	6,962
	US Bank NA	2.800%	1/27/25	8,005	8,176
	Webster Financial Corp.	4.100%	3/25/29	2,500	2,604
	Wells Fargo & Co.	3.300%	9/9/24	23,602	24,363
	Wells Fargo & Co.	3.000%	2/19/25	21,303	21,538
	Wells Fargo & Co.	3.550%	9/29/25	18,674	19,466
	Wells Fargo & Co.	3.000%	4/22/26	30,769	31,117
	Wells Fargo & Co.	4.100%	6/3/26	21,211	22,423
	Wells Fargo & Co.	3.000%	10/23/26	24,342	24,503
3	Wells Fargo & Co.	3.196%	6/17/27	10,000	10,120
	Wells Fargo & Co.	4.300%	7/22/27	18,800	20,248
3	Wells Fargo & Co.	3.584%	5/22/28	23,006	24,020

45

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	4.150%	1/24/29	21,000	22,853
	Westpac Banking Corp.	2.850%	5/13/26	11,500	11,566
	Westpac Banking Corp.	2.700%	8/19/26	7,490	7,467
	Westpac Banking Corp.	3.350%	3/8/27	10,690	11,103
3	Westpac Banking Corp.	4.322%	11/23/31	17,500	17,996
	Brokerage (0.6%)
	Affiliated Managers Group Inc.	3.500%	8/1/25	3,125	3,210
	Ameriprise Financial Inc.	3.700%	10/15/24	3,700	3,919
	Ameriprise Financial Inc.	2.875%	9/15/26	3,425	3,448
	BlackRock Inc.	3.200%	3/15/27	2,012	2,101
	BlackRock Inc.	3.250%	4/30/29	8,100	8,479
	Brookfield Asset Management Inc.	4.000%	1/15/25	5,910	6,198
	Brookfield Finance Inc.	4.250%	6/2/26	2,700	2,849
	Brookfield Finance Inc.	3.900%	1/25/28	5,800	5,894
	Brookfield Finance Inc.	4.850%	3/29/29	8,050	8,777
	Cboe Global Markets Inc.	3.650%	1/12/27	6,023	6,339
	Charles Schwab Corp.	3.000%	3/10/25	400	409
	Charles Schwab Corp.	3.850%	5/21/25	4,035	4,297
	Charles Schwab Corp.	3.450%	2/13/26	4,675	4,882
	Charles Schwab Corp.	3.200%	3/2/27	5,900	6,082
	Charles Schwab Corp.	3.200%	1/25/28	5,300	5,469
	Charles Schwab Corp.	4.000%	2/1/29	7,750	8,454
	Charles Schwab Corp.	3.250%	5/22/29	4,800	4,955
	CME Group Inc.	3.000%	3/15/25	3,882	4,039
	CME Group Inc.	3.750%	6/15/28	3,500	3,811
	E*TRADE Financial Corp.	3.800%	8/24/27	5,625	5,640
	E*TRADE Financial Corp.	4.500%	6/20/28	2,050	2,145
	Eaton Vance Corp.	3.500%	4/6/27	3,370	3,469
	Franklin Resources Inc.	2.850%	3/30/25	4,165	4,263
	Intercontinental Exchange Inc.	3.750%	12/1/25	9,055	9,675
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,200	3,279
	Intercontinental Exchange Inc.	3.750%	9/21/28	1,400	1,508
	Invesco Finance plc	3.750%	1/15/26	6,250	6,509
	Janus Capital Group Inc.	4.875%	8/1/25	2,660	2,842
	Jefferies Group LLC	4.850%	1/15/27	11,219	11,603
	Lazard Group LLC	3.750%	2/13/25	2,875	2,992
	Lazard Group LLC	3.625%	3/1/27	3,995	4,025
	Lazard Group LLC	4.500%	9/19/28	4,200	4,470
	Lazard Group LLC	4.375%	3/11/29	4,000	4,214
	Legg Mason Inc.	4.750%	3/15/26	5,145	5,491
	Nasdaq Inc.	3.850%	6/30/26	7,960	8,358
	Raymond James Financial Inc.	3.625%	9/15/26	4,176	4,280
	Stifel Financial Corp.	4.250%	7/18/24	5,035	5,275
	TD Ameritrade Holding Corp.	3.625%	4/1/25	3,050	3,193
	TD Ameritrade Holding Corp.	3.300%	4/1/27	9,236	9,488
	Finance Companies (0.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	7,200	7,234
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	3,275	3,439
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	2,950	3,101
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	9,392	9,310
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	5,400	5,407
	Air Lease Corp.	4.250%	9/15/24	5,223	5,548
	Air Lease Corp.	3.250%	3/1/25	11,700	11,744
	Air Lease Corp.	3.625%	4/1/27	4,975	4,998
	Air Lease Corp.	3.625%	12/1/27	5,450	5,465
	Air Lease Corp.	4.625%	10/1/28	1,875	1,996
	Aircastle Ltd.	4.250%	6/15/26	4,000	4,044
	Ares Capital Corp.	4.250%	3/1/25	5,200	5,255

46

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GATX Corp.	3.250%	3/30/25	2,675	2,666
	GATX Corp.	3.250%	9/15/26	1,800	1,791
	GATX Corp.	3.850%	3/30/27	3,900	3,985
	GATX Corp.	3.500%	3/15/28	2,925	2,925
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	15,886	16,062
	Insurance (1.7%)
3	Aegon NV	5.500%	4/11/48	7,290	7,591
	Aetna Inc.	3.500%	11/15/24	4,388	4,519
	Aflac Inc.	3.625%	11/15/24	4,520	4,777
	Aflac Inc.	3.250%	3/17/25	3,765	3,885
	Aflac Inc.	2.875%	10/15/26	2,975	2,982
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	4,848	4,950
	Allstate Corp.	3.280%	12/15/26	4,155	4,334
	American Financial Group Inc.	3.500%	8/15/26	4,200	4,231
	American International Group Inc.	3.750%	7/10/25	8,062	8,423
	American International Group Inc.	3.900%	4/1/26	9,109	9,513
	American International Group Inc.	4.200%	4/1/28	8,420	8,977
	American International Group Inc.	4.250%	3/15/29	4,950	5,299
3	American International Group Inc.	5.750%	4/1/48	4,650	4,700
	Anthem Inc.	3.500%	8/15/24	10,362	10,738
	Anthem Inc.	3.350%	12/1/24	9,055	9,364
	Anthem Inc.	3.650%	12/1/27	13,625	14,128
	Anthem Inc.	4.101%	3/1/28	11,608	12,376
	Aon Corp.	3.750%	5/2/29	6,500	6,778
	Aon plc	3.500%	6/14/24	5,720	5,950
	Aon plc	3.875%	12/15/25	10,720	11,434
	Arch Capital Finance LLC	4.011%	12/15/26	4,640	4,977
	Assurant Inc.	4.900%	3/27/28	3,500	3,752
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	3,700	4,033
	Athene Holding Ltd.	4.125%	1/12/28	8,575	8,641
	AXA Equitable Holdings Inc.	7.000%	4/1/28	2,250	2,679
	AXA Equitable Holdings Inc.	4.350%	4/20/28	15,500	16,254
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,450	2,489
	AXIS Specialty Finance plc	4.000%	12/6/27	3,075	3,160
	Berkshire Hathaway Inc.	3.125%	3/15/26	25,312	26,185
	Brighthouse Financial Inc.	3.700%	6/22/27	10,545	9,976
	Brown & Brown Inc.	4.200%	9/15/24	5,255	5,522
	Brown & Brown Inc.	4.500%	3/15/29	2,800	2,948
	Chubb INA Holdings Inc.	3.150%	3/15/25	8,718	9,082
	Chubb INA Holdings Inc.	3.350%	5/3/26	11,621	12,148
	Cigna Holding Co.	3.250%	4/15/25	14,950	15,178
	Cigna Holding Co.	3.050%	10/15/27	3,885	3,835
	Cincinnati Financial Corp.	6.920%	5/15/28	3,200	4,115
	CNA Financial Corp.	4.500%	3/1/26	5,889	6,342
	CNA Financial Corp.	3.450%	8/15/27	2,753	2,792
	CNA Financial Corp.	3.900%	5/1/29	4,000	4,191
	CNO Financial Group Inc.	5.250%	5/30/29	4,000	4,330
	Enstar Group Ltd.	4.950%	6/1/29	2,500	2,529
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	5,500	5,799
	First American Financial Corp.	4.600%	11/15/24	2,700	2,863
	Hanover Insurance Group Inc.	4.500%	4/15/26	4,700	4,973
	Humana Inc.	3.850%	10/1/24	5,591	5,833
	Humana Inc.	3.950%	3/15/27	4,675	4,869
	Kemper Corp.	4.350%	2/15/25	2,500	2,615
	Lincoln National Corp.	3.350%	3/9/25	1,900	1,949
	Lincoln National Corp.	3.625%	12/12/26	4,933	5,132
	Manulife Financial Corp.	4.150%	3/4/26	11,757	12,652
3	Manulife Financial Corp.	4.061%	2/24/32	5,135	5,234
	Markel Corp.	3.500%	11/1/27	2,500	2,464
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,101
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,140	2,222
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	3,700	3,835
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,952	6,305

47

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	12,000	13,221
	Mercury General Corp.	4.400%	3/15/27	3,465	3,544
	MetLife Inc.	4.368%	9/15/23	7	8
	MetLife Inc.	3.000%	3/1/25	3,150	3,231
	MetLife Inc.	3.600%	11/13/25	3,365	3,562
	Old Republic International Corp.	4.875%	10/1/24	4,625	5,013
	Old Republic International Corp.	3.875%	8/26/26	4,625	4,747
	PartnerRe Finance B LLC	3.700%	7/2/29	6,000	6,082
	Principal Financial Group Inc.	3.400%	5/15/25	5,266	5,470
	Principal Financial Group Inc.	3.100%	11/15/26	1,700	1,705
	Principal Financial Group Inc.	3.700%	5/15/29	3,736	3,900
	Progressive Corp.	2.450%	1/15/27	4,340	4,265
	Prudential Financial Inc.	3.878%	3/27/28	3,500	3,808
3	Prudential Financial Inc.	5.200%	3/15/44	5,525	5,739
3	Prudential Financial Inc.	5.375%	5/15/45	9,150	9,530
3	Prudential Financial Inc.	4.500%	9/15/47	7,125	7,101
3	Prudential Financial Inc.	5.700%	9/15/48	8,300	8,937
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,950	2,031
	Reinsurance Group of America Inc.	3.900%	5/15/29	2,370	2,456
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,800	2,898
	RenaissanceRe Finance Inc.	3.450%	7/1/27	1,800	1,824
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,250	1,279
	Torchmark Corp.	4.550%	9/15/28	3,475	3,788
	Trinity Acquisition plc	4.400%	3/15/26	4,680	4,962
	UnitedHealth Group Inc.	3.750%	7/15/25	15,630	16,682
	UnitedHealth Group Inc.	3.700%	12/15/25	1,965	2,093
	UnitedHealth Group Inc.	3.100%	3/15/26	10,547	10,796
	UnitedHealth Group Inc.	3.450%	1/15/27	3,154	3,309
	UnitedHealth Group Inc.	3.375%	4/15/27	6,565	6,831
	UnitedHealth Group Inc.	2.950%	10/15/27	8,300	8,437
	UnitedHealth Group Inc.	3.850%	6/15/28	9,920	10,708
	UnitedHealth Group Inc.	3.875%	12/15/28	6,650	7,215
	Unum Group	4.000%	6/15/29	2,000	2,048
	Voya Financial Inc.	3.125%	7/15/24	5,790	5,872
	Voya Financial Inc.	3.650%	6/15/26	3,504	3,591
3	Voya Financial Inc.	4.700%	1/23/48	2,000	1,828
	Willis North America Inc.	4.500%	9/15/28	5,050	5,395
	XLIT Ltd.	4.450%	3/31/25	4,171	4,484
	Other Finance (0.0%)
	ORIX Corp.	3.250%	12/4/24	5,950	6,113
	ORIX Corp.	3.700%	7/18/27	4,000	4,191
	Real Estate Investment Trusts (1.9%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	5,700	5,859
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,350	2,520
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	3,900	4,092
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,800	6,084
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	2,800	2,942
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	5,200	5,240
	American Homes 4 Rent LP	4.250%	2/15/28	2,375	2,464
	American Homes 4 Rent LP	4.900%	2/15/29	3,125	3,399
	AvalonBay Communities Inc.	3.450%	6/1/25	7,117	7,444
	AvalonBay Communities Inc.	3.500%	11/15/25	4,700	4,939
	AvalonBay Communities Inc.	2.950%	5/11/26	6,288	6,375
	AvalonBay Communities Inc.	3.350%	5/15/27	4,635	4,825
	AvalonBay Communities Inc.	3.200%	1/15/28	350	362
	AvalonBay Communities Inc.	3.300%	6/1/29	2,000	2,072
	Boston Properties Inc.	3.400%	6/21/29	2,500	2,547
	Boston Properties LP	3.200%	1/15/25	6,958	7,101
	Boston Properties LP	3.650%	2/1/26	8,010	8,320
	Boston Properties LP	2.750%	10/1/26	7,391	7,259
	Boston Properties LP	4.500%	12/1/28	8,250	9,118

48

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brandywine Operating Partnership LP	3.950%	11/15/27	7,800	7,997
Brixmor Operating Partnership LP	3.850%	2/1/25	7,133	7,344
Brixmor Operating Partnership LP	4.125%	6/15/26	5,950	6,194
Brixmor Operating Partnership LP	3.900%	3/15/27	3,175	3,254
Brixmor Operating Partnership LP	4.125%	5/15/29	1,050	1,086
Camden Property Trust	4.100%	10/15/28	2,000	2,183
Camden Property Trust	3.150%	7/1/29	7,000	7,098
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,700	3,805
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	6,575	6,471
Corporate Office Properties LP	5.250%	2/15/24	2,975	3,144
CubeSmart LP	3.125%	9/1/26	4,350	4,305
CubeSmart LP	4.375%	2/15/29	878	933
Digital Realty Trust LP	4.750%	10/1/25	4,775	5,226
Digital Realty Trust LP	3.700%	8/15/27	7,935	8,161
Digital Realty Trust LP	4.450%	7/15/28	9,935	10,751
Digital Realty Trust LP	3.600%	7/1/29	4,000	4,038
Duke Realty LP	3.750%	12/1/24	1,900	1,989
Duke Realty LP	3.250%	6/30/26	1,450	1,477
Duke Realty LP	3.375%	12/15/27	3,260	3,325
Duke Realty LP	4.000%	9/15/28	1,725	1,840
EPR Properties	4.500%	4/1/25	3,486	3,641
EPR Properties	4.750%	12/15/26	3,800	4,018
EPR Properties	4.500%	6/1/27	3,900	4,051
EPR Properties	4.950%	4/15/28	3,635	3,875
ERP Operating LP	3.375%	6/1/25	2,300	2,405
ERP Operating LP	2.850%	11/1/26	4,125	4,167
ERP Operating LP	3.250%	8/1/27	2,150	2,225
ERP Operating LP	3.500%	3/1/28	7,000	7,349
ERP Operating LP	3.000%	7/1/29	2,500	2,531
Essex Portfolio LP	3.500%	4/1/25	6,400	6,589
Essex Portfolio LP	3.375%	4/15/26	4,250	4,324
Essex Portfolio LP	4.000%	3/1/29	3,100	3,292
Federal Realty Investment Trust	3.250%	7/15/27	3,900	3,987
Federal Realty Investment Trust	3.200%	6/15/29	1,500	1,513
HCP Inc.	3.875%	8/15/24	6,624	6,937
HCP Inc.	3.400%	2/1/25	7,569	7,729
HCP Inc.	4.000%	6/1/25	3,212	3,387
HCP Inc.	3.250%	7/15/26	4,700	4,713
Healthcare Realty Trust Inc.	3.625%	1/15/28	6,306	6,370
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,200	3,233
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,500	4,621
Highwoods Realty LP	3.875%	3/1/27	2,625	2,691
Highwoods Realty LP	4.125%	3/15/28	3,700	3,853
Highwoods Realty LP	4.200%	4/15/29	1,400	1,461
Hospitality Properties Trust	4.500%	3/15/25	3,025	3,012
Hospitality Properties Trust	5.250%	2/15/26	5,230	5,321
Hospitality Properties Trust	4.950%	2/15/27	1,610	1,611
Hospitality Properties Trust	3.950%	1/15/28	2,000	1,863
Hospitality Properties Trust	4.375%	2/15/30	1,500	1,419
Host Hotels & Resorts LP	4.000%	6/15/25	4,830	5,000
Hudson Pacific Properties LP	3.950%	11/1/27	1,150	1,173
Kilroy Realty LP	3.450%	12/15/24	4,783	4,918
Kilroy Realty LP	4.375%	10/1/25	3,489	3,728
Kilroy Realty LP	4.750%	12/15/28	1,525	1,680
Kimco Realty Corp.	3.300%	2/1/25	7,160	7,274
Kimco Realty Corp.	2.800%	10/1/26	4,050	3,967
Kite Realty Group LP	4.000%	10/1/26	2,750	2,661
Liberty Property LP	3.750%	4/1/25	4,150	4,303
Liberty Property LP	3.250%	10/1/26	1,900	1,904
Liberty Property LP	4.375%	2/1/29	600	651
Life Storage LP	3.875%	12/15/27	2,945	3,000
Life Storage LP	4.000%	6/15/29	3,000	3,078
LifeStorage LP	3.500%	7/1/26	4,075	4,053
Mid-America Apartments LP	4.000%	11/15/25	4,225	4,472

49

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mid-America Apartments LP	3.600%	6/1/27	10,245	10,553
Mid-America Apartments LP	3.950%	3/15/29	2,230	2,350
National Retail Properties Inc.	3.900%	6/15/24	4,825	5,040
National Retail Properties Inc.	4.000%	11/15/25	1,300	1,374
National Retail Properties Inc.	3.600%	12/15/26	3,150	3,244
National Retail Properties Inc.	4.300%	10/15/28	2,500	2,707
Omega Healthcare Investors Inc.	4.500%	1/15/25	4,913	5,110
Omega Healthcare Investors Inc.	5.250%	1/15/26	4,795	5,203
Omega Healthcare Investors Inc.	4.500%	4/1/27	6,986	7,283
Omega Healthcare Investors Inc.	4.750%	1/15/28	3,075	3,252
Physicians Realty LP	4.300%	3/15/27	3,300	3,405
Physicians Realty LP	3.950%	1/15/28	1,707	1,714
Prologis LP	3.750%	11/1/25	5,340	5,717
Prologis LP	3.875%	9/15/28	2,200	2,380
Public Storage	3.094%	9/15/27	3,550	3,627
Public Storage	3.385%	5/1/29	1,500	1,569
Realty Income Corp.	3.875%	7/15/24	2,650	2,806
Realty Income Corp.	3.875%	4/15/25	3,700	3,926
Realty Income Corp.	4.125%	10/15/26	6,075	6,570
Realty Income Corp.	3.000%	1/15/27	4,690	4,719
Realty Income Corp.	3.650%	1/15/28	4,539	4,754
Realty Income Corp.	3.250%	6/15/29	7,000	7,103
Regency Centers LP	3.600%	2/1/27	3,675	3,804
Regency Centers LP	4.125%	3/15/28	2,800	2,996
Sabra Health Care LP	5.125%	8/15/26	3,250	3,383
Select Income REIT	4.250%	5/15/24	2,950	2,952
Select Income REIT	4.500%	2/1/25	3,183	3,193
Simon Property Group LP	3.375%	10/1/24	4,855	5,051
Simon Property Group LP	3.500%	9/1/25	7,000	7,329
Simon Property Group LP	3.300%	1/15/26	7,125	7,333
Simon Property Group LP	3.250%	11/30/26	6,180	6,366
Simon Property Group LP	3.375%	6/15/27	7,140	7,412
Simon Property Group LP	3.375%	12/1/27	6,100	6,330
SITE Centers Corp.	3.900%	8/15/24	2,300	2,327
SITE Centers Corp.	3.625%	2/1/25	3,650	3,694
SITE Centers Corp.	4.250%	2/1/26	2,831	2,964
SITE Centers Corp.	4.700%	6/1/27	8,600	9,205
Spirit Realty LP	4.000%	7/15/29	2,213	2,239
STORE Capital Corp.	4.500%	3/15/28	3,225	3,399
Tanger Properties LP	3.750%	12/1/24	1,550	1,566
Tanger Properties LP	3.125%	9/1/26	1,775	1,686
Tanger Properties LP	3.875%	7/15/27	1,700	1,694
UDR Inc.	3.750%	7/1/24	1,800	1,878
UDR Inc.	4.000%	10/1/25	4,850	5,151
UDR Inc.	2.950%	9/1/26	5,425	5,377
UDR Inc.	3.500%	1/15/28	1,500	1,528
Ventas Realty LP	3.750%	5/1/24	925	960
Ventas Realty LP	2.650%	1/15/25	3,300	3,284
Ventas Realty LP	3.500%	2/1/25	5,690	5,857
Ventas Realty LP	4.125%	1/15/26	3,661	3,871
Ventas Realty LP	3.250%	10/15/26	6,625	6,648
Ventas Realty LP	4.000%	3/1/28	4,750	4,992
Ventas Realty LP	4.400%	1/15/29	3,113	3,371
VEREIT Operating Partnership LP	4.625%	11/1/25	2,850	3,048
VEREIT Operating Partnership LP	4.875%	6/1/26	5,033	5,446
VEREIT Operating Partnership LP	3.950%	8/15/27	11,616	11,968
Vornado Realty LP	3.500%	1/15/25	3,400	3,487
Welltower Inc.	4.000%	6/1/25	5,063	5,353
Welltower Inc.	4.250%	4/1/26	6,100	6,491
Welltower Inc.	4.250%	4/15/28	5,975	6,373
Welltower Inc.	4.125%	3/15/29	11,455	12,149
WP Carey Inc.	4.000%	2/1/25	1,990	2,056
WP Carey Inc.	4.250%	10/1/26	1,175	1,224

50

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WP Carey Inc.	3.850%	7/15/29	2,500	2,532
					4,868,685
Industrial (23.2%)
	Basic Industry (1.1%)
	Air Products & Chemicals Inc.	3.350%	7/31/24	5,800	6,059
	Airgas Inc.	3.650%	7/15/24	2,550	2,674
	Albemarle Corp.	4.150%	12/1/24	5,165	5,449
	ArcelorMittal	6.125%	6/1/25	4,400	4,977
	ArcelorMittal	4.550%	3/11/26	6,620	6,968
	Cabot Corp.	4.000%	7/1/29	2,400	2,433
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,925	4,120
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	6,050	6,157
	Dow Chemical Co.	3.500%	10/1/24	9,200	9,523
4	Dow Chemical Co.	4.550%	11/30/25	3,050	3,321
4	Dow Chemical Co.	3.625%	5/15/26	3,375	3,484
4	Dow Chemical Co.	4.800%	11/30/28	5,050	5,655
	DuPont de Nemours Inc.	4.493%	11/15/25	13,525	14,965
	DuPont de Nemours Inc.	4.725%	11/15/28	21,642	24,379
	Eastman Chemical Co.	3.800%	3/15/25	10,024	10,438
	Ecolab Inc.	2.700%	11/1/26	9,840	9,913
	Ecolab Inc.	3.250%	12/1/27	1,660	1,728
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	6,450	6,845
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	5,435	5,475
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	5,925	6,347
	Georgia-Pacific LLC	7.375%	12/1/25	1,679	2,134
	Huntsman International LLC	4.500%	5/1/29	3,500	3,604
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,181
	International Paper Co.	3.650%	6/15/24	10,410	10,870
	International Paper Co.	3.800%	1/15/26	7,711	8,057
	International Paper Co.	3.000%	2/15/27	1,615	1,599
	Kinross Gold Corp.	4.500%	7/15/27	6,617	6,683
	LYB International Finance II BV	3.500%	3/2/27	9,147	9,298
	Methanex Corp.	4.250%	12/1/24	3,500	3,513
	Mosaic Co.	4.050%	11/15/27	5,250	5,412
	Nucor Corp.	3.950%	5/1/28	3,335	3,596
	Nutrien Ltd.	3.375%	3/15/25	5,045	5,160
	Nutrien Ltd.	3.000%	4/1/25	4,111	4,122
	Nutrien Ltd.	4.000%	12/15/26	6,655	6,944
	Nutrien Ltd.	4.200%	4/1/29	3,575	3,858
	Packaging Corp. of America	3.650%	9/15/24	2,050	2,121
	Packaging Corp. of America	3.400%	12/15/27	3,220	3,255
	Praxair Inc.	2.650%	2/5/25	2,216	2,252
	Praxair Inc.	3.200%	1/30/26	5,487	5,734
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	15,332	16,424
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,000	1,333
	RPM International Inc.	3.750%	3/15/27	3,230	3,254
	RPM International Inc.	4.550%	3/1/29	3,865	4,071
	SASOL Financing USA LLC	6.500%	9/27/28	6,325	7,084
	Sherwin-Williams Co.	3.125%	6/1/24	3,550	3,627
	Sherwin-Williams Co.	3.450%	8/1/25	4,300	4,436
	Sherwin-Williams Co.	3.950%	1/15/26	3,466	3,632
	Sherwin-Williams Co.	3.450%	6/1/27	10,940	11,203
	Southern Copper Corp.	3.875%	4/23/25	6,225	6,437
4	Suzano Austria GmbH	6.000%	1/15/29	14,900	16,222
	Vale Overseas Ltd.	6.250%	8/10/26	14,150	16,060
	Westlake Chemical Corp.	3.600%	8/15/26	6,803	6,908
	Weyerhaeuser Co.	4.000%	11/15/29	2,500	2,658
	WRKCo Inc.	3.000%	9/15/24	1,455	1,467
	WRKCo Inc.	3.750%	3/15/25	7,825	8,129
	WRKCo Inc.	4.650%	3/15/26	8,591	9,328
	WRKCo Inc.	3.375%	9/15/27	3,946	3,951
	WRKCo Inc.	4.000%	3/15/28	5,975	6,166
	WRKCo Inc.	3.900%	6/1/28	2,000	2,048

51

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WRKCo Inc.	4.900%	3/15/29	4,750	5,177
	Yamana Gold Inc.	4.950%	7/15/24	3,105	3,268
	Yamana Gold Inc.	4.625%	12/15/27	1,275	1,303
	Capital Goods (2.0%)
	3M Co.	3.000%	8/7/25	2,450	2,522
	3M Co.	2.250%	9/19/26	5,050	4,931
	3M Co.	2.875%	10/15/27	6,500	6,622
	3M Co.	3.625%	9/14/28	7,560	8,090
	3M Co.	3.375%	3/1/29	5,800	6,108
	ABB Finance USA Inc.	3.800%	4/3/28	5,860	6,323
	Allegion US Holding Co. Inc.	3.200%	10/1/24	3,275	3,304
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,200	3,136
	Avery Dennison Corp.	4.875%	12/6/28	4,000	4,425
4	Bemis Co. Inc.	3.100%	9/15/26	2,700	2,605
	Boeing Co.	2.850%	10/30/24	2,551	2,599
	Boeing Co.	2.500%	3/1/25	1,092	1,084
	Boeing Co.	2.600%	10/30/25	1,400	1,402
	Boeing Co.	3.100%	5/1/26	4,750	4,893
	Boeing Co.	2.250%	6/15/26	3,395	3,308
	Boeing Co.	2.800%	3/1/27	3,472	3,491
	Boeing Co.	3.250%	3/1/28	1,800	1,871
	Boeing Co.	3.450%	11/1/28	4,136	4,320
	Boeing Co.	3.200%	3/1/29	8,100	8,378
	Carlisle Cos. Inc.	3.500%	12/1/24	3,700	3,777
	Carlisle Cos. Inc.	3.750%	12/1/27	4,825	4,939
	Caterpillar Financial Services Corp.	3.250%	12/1/24	6,758	7,039
	Caterpillar Financial Services Corp.	2.400%	8/9/26	3,535	3,461
	CNH Industrial NV	3.850%	11/15/27	5,199	5,177
	Dover Corp.	3.150%	11/15/25	4,014	4,086
	Eagle Materials Inc.	4.500%	8/1/26	2,300	2,358
	Eaton Corp.	3.103%	9/15/27	6,200	6,287
	Embraer Netherlands Finance BV	5.050%	6/15/25	4,123	4,446
	Embraer Netherlands Finance BV	5.400%	2/1/27	9,388	10,410
	Emerson Electric Co.	3.150%	6/1/25	3,300	3,420
	Fortive Corp.	3.150%	6/15/26	7,206	7,199
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,250	4,455
	General Dynamics Corp.	2.375%	11/15/24	5,350	5,369
	General Dynamics Corp.	3.500%	5/15/25	7,400	7,868
	General Dynamics Corp.	2.125%	8/15/26	3,874	3,758
	General Dynamics Corp.	2.625%	11/15/27	5,460	5,470
	General Dynamics Corp.	3.750%	5/15/28	6,150	6,688
	General Electric Co.	3.450%	5/15/24	3,191	3,256
	General Electric Co.	5.550%	1/5/26	575	637
	Hexcel Corp.	4.700%	8/15/25	1,500	1,601
	Hexcel Corp.	3.950%	2/15/27	3,995	4,090
	Honeywell International Inc.	2.500%	11/1/26	12,518	12,496
	Hubbell Inc.	3.350%	3/1/26	3,380	3,376
	Hubbell Inc.	3.150%	8/15/27	2,700	2,659
	Hubbell Inc.	3.500%	2/15/28	4,900	4,942
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	6,220	6,313
	Illinois Tool Works Inc.	2.650%	11/15/26	8,885	8,952
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	10,700	11,126
	Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	3,175	3,273
	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	7,450	7,790
	John Deere Capital Corp.	3.450%	3/13/25	1,500	1,580
	John Deere Capital Corp.	3.400%	9/11/25	2,300	2,424
	John Deere Capital Corp.	2.650%	6/10/26	5,014	5,034
	John Deere Capital Corp.	2.800%	9/8/27	7,050	7,121
	John Deere Capital Corp.	3.050%	1/6/28	7,185	7,395
	John Deere Capital Corp.	3.450%	3/7/29	3,650	3,879
	Johnson Controls International plc	3.625%	7/2/24	2,535	2,635
	Johnson Controls International plc	3.900%	2/14/26	2,661	2,784
	Kennametal Inc.	4.625%	6/15/28	3,750	3,907

52

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
L3 Technologies Inc.	3.850%	12/15/26	6,503	6,786
L3 Technologies Inc.	4.400%	6/15/28	8,015	8,672
L3Harris Technologies Inc.	3.832%	4/27/25	7,284	7,638
L3Harris Technologies Inc.	4.400%	6/15/28	1,725	1,880
Leggett & Platt Inc.	3.800%	11/15/24	3,200	3,277
Leggett & Platt Inc.	3.500%	11/15/27	6,000	5,935
Leggett & Platt Inc.	4.400%	3/15/29	4,000	4,179
Legrand France SA	8.500%	2/15/25	3,175	4,120
Lockheed Martin Corp.	2.900%	3/1/25	7,166	7,371
Lockheed Martin Corp.	3.550%	1/15/26	14,233	15,099
Martin Marietta Materials Inc.	4.250%	7/2/24	2,790	2,960
Martin Marietta Materials Inc.	3.450%	6/1/27	3,975	3,946
Martin Marietta Materials Inc.	3.500%	12/15/27	4,200	4,182
Masco Corp.	4.450%	4/1/25	3,993	4,235
Masco Corp.	4.375%	4/1/26	5,064	5,301
Masco Corp.	3.500%	11/15/27	1,750	1,723
Northrop Grumman Corp.	2.930%	1/15/25	12,850	13,088
Northrop Grumman Corp.	3.200%	2/1/27	3,400	3,487
Northrop Grumman Corp.	3.250%	1/15/28	11,930	12,211
Nvent Finance Sarl	4.550%	4/15/28	2,560	2,672
Oshkosh Corp.	4.600%	5/15/28	2,450	2,569
Owens Corning	4.200%	12/1/24	3,250	3,385
Owens Corning	3.400%	8/15/26	6,260	6,133
Parker-Hannifin Corp.	3.300%	11/21/24	4,585	4,767
Parker-Hannifin Corp.	3.250%	3/1/27	8,247	8,522
Parker-Hannifin Corp.	3.250%	6/14/29	4,000	4,146
Precision Castparts Corp.	3.250%	6/15/25	8,943	9,266
Raytheon Co.	3.150%	12/15/24	2,455	2,547
Republic Services Inc.	3.200%	3/15/25	9,576	9,876
Republic Services Inc.	2.900%	7/1/26	1,133	1,140
Republic Services Inc.	3.375%	11/15/27	4,775	4,955
Rockwell Automation Inc.	3.500%	3/1/29	5,400	5,731
Rockwell Collins Inc.	3.500%	3/15/27	10,206	10,650
Roper Technologies Inc.	3.850%	12/15/25	2,275	2,390
Roper Technologies Inc.	3.800%	12/15/26	9,650	10,003
Roper Technologies Inc.	4.200%	9/15/28	2,500	2,669
Snap-on Inc.	3.250%	3/1/27	2,575	2,663
Spirit AeroSystems Inc.	3.850%	6/15/26	7,350	7,339
Spirit AeroSystems Inc.	4.600%	6/15/28	8,150	8,579
Stanley Black & Decker Inc.	3.400%	3/1/26	2,600	2,713
Stanley Black & Decker Inc.	4.250%	11/15/28	4,015	4,460
Textron Inc.	3.875%	3/1/25	2,320	2,414
Textron Inc.	4.000%	3/15/26	3,770	3,953
Textron Inc.	3.650%	3/15/27	9,018	9,278
Textron Inc.	3.375%	3/1/28	1,000	1,003
Timken Co.	3.875%	9/1/24	3,150	3,251
Timken Co.	4.500%	12/15/28	3,000	3,131
United Technologies Corp.	3.950%	8/16/25	14,257	15,351
United Technologies Corp.	2.650%	11/1/26	10,075	10,037
United Technologies Corp.	4.125%	11/16/28	32,505	35,537
United Technologies Corp.	7.500%	9/15/29	2,500	3,441
Vulcan Materials Co.	4.500%	4/1/25	4,004	4,270
Wabtec Corp.	3.450%	11/15/26	7,581	7,333
Wabtec Corp.	4.950%	9/15/28	8,600	9,170
Waste Connections Inc.	3.500%	5/1/29	8,650	8,988
Waste Management Inc.	2.950%	6/15/24	3,425	3,502
Waste Management Inc.	3.125%	3/1/25	7,556	7,806
Waste Management Inc.	3.200%	6/15/26	6,150	6,385
Waste Management Inc.	3.150%	11/15/27	8,894	9,162
Waste Management Inc.	3.450%	6/15/29	5,075	5,321
Xylem Inc.	3.250%	11/1/26	4,685	4,727
Communication (2.9%)
Activision Blizzard Inc.	3.400%	9/15/26	8,235	8,330

53

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Activision Blizzard Inc.	3.400%	6/15/27	2,299	2,305
	America Movil SAB de CV	3.625%	4/22/29	6,950	7,211
	American Tower Corp.	4.000%	6/1/25	5,549	5,851
	American Tower Corp.	4.400%	2/15/26	1,000	1,075
	American Tower Corp.	3.375%	10/15/26	8,465	8,597
	American Tower Corp.	3.125%	1/15/27	6,052	5,989
	American Tower Corp.	3.550%	7/15/27	6,175	6,301
	American Tower Corp.	3.600%	1/15/28	5,000	5,069
	American Tower Corp.	3.950%	3/15/29	5,000	5,208
	American Tower Corp.	3.800%	8/15/29	6,500	6,689
	AT&T Inc.	3.550%	6/1/24	5,000	5,188
	AT&T Inc.	3.950%	1/15/25	11,902	12,564
	AT&T Inc.	3.400%	5/15/25	39,200	40,236
	AT&T Inc.	3.600%	7/15/25	8,280	8,582
	AT&T Inc.	3.875%	1/15/26	5,125	5,375
	AT&T Inc.	4.125%	2/17/26	20,512	21,816
	AT&T Inc.	2.950%	7/15/26	175	174
	AT&T Inc.	3.800%	2/15/27	11,702	12,160
	AT&T Inc.	4.250%	3/1/27	11,930	12,727
	AT&T Inc.	4.100%	2/15/28	18,310	19,391
	AT&T Inc.	4.350%	3/1/29	27,500	29,432
	British Telecommunications plc	5.125%	12/4/28	5,000	5,576
	CBS Corp.	3.700%	8/15/24	4,545	4,705
	CBS Corp.	3.500%	1/15/25	5,500	5,616
	CBS Corp.	4.000%	1/15/26	5,603	5,872
	CBS Corp.	2.900%	1/15/27	5,740	5,566
	CBS Corp.	3.375%	2/15/28	4,800	4,771
	CBS Corp.	4.200%	6/1/29	4,500	4,752
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	35,750	38,799
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	18,560	18,630
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	12,100	13,322
	Comcast Corp.	3.375%	2/15/25	8,215	8,591
	Comcast Corp.	3.375%	8/15/25	18,494	19,337
	Comcast Corp.	3.950%	10/15/25	16,140	17,383
	Comcast Corp.	3.150%	3/1/26	20,129	20,776
	Comcast Corp.	2.350%	1/15/27	25,175	24,501
	Comcast Corp.	3.300%	2/1/27	12,375	12,792
	Comcast Corp.	3.150%	2/15/28	15,130	15,492
	Comcast Corp.	4.150%	10/15/28	34,000	37,463
	Crown Castle International Corp.	3.200%	9/1/24	7,050	7,189
	Crown Castle International Corp.	4.450%	2/15/26	7,363	7,950
	Crown Castle International Corp.	3.700%	6/15/26	14,993	15,506
	Crown Castle International Corp.	4.000%	3/1/27	2,750	2,880
	Crown Castle International Corp.	3.650%	9/1/27	8,759	9,016
	Crown Castle International Corp.	3.800%	2/15/28	9,900	10,256
	Crown Castle International Corp.	4.300%	2/15/29	1,200	1,296
	Discovery Communications LLC	3.900%	11/15/24	5,150	5,371
	Discovery Communications LLC	3.450%	3/15/25	2,900	2,936
	Discovery Communications LLC	3.950%	6/15/25	5,975	6,197
	Discovery Communications LLC	4.900%	3/11/26	6,541	7,151
	Discovery Communications LLC	3.950%	3/20/28	13,850	14,269
	Discovery Communications LLC	4.125%	5/15/29	6,000	6,228
	Electronic Arts Inc.	4.800%	3/1/26	4,750	5,277
4	Fox Corp.	4.709%	1/25/29	19,000	21,169
	Grupo Televisa SAB	6.625%	3/18/25	3,860	4,473
	Grupo Televisa SAB	4.625%	1/30/26	2,635	2,761
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,190	4,572
	Moody’s Corp.	4.250%	2/1/29	1,000	1,088
	Omnicom Group Inc./ Omnicom Capital Inc.	3.650%	11/1/24	8,200	8,576
	Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	11,326	11,566
	RELX Capital Inc.	4.000%	3/18/29	5,000	5,266

54

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers Communications Inc.	3.625%	12/15/25	5,551	5,821
	Rogers Communications Inc.	2.900%	11/15/26	4,625	4,635
	S&P Global Inc.	4.000%	6/15/25	7,147	7,752
	S&P Global Inc.	4.400%	2/15/26	6,515	7,172
	S&P Global Inc.	2.950%	1/22/27	4,365	4,422
	Telefonica Emisiones SAU	4.103%	3/8/27	12,000	12,727
	TELUS Corp.	2.800%	2/16/27	5,600	5,503
	TELUS Corp.	3.700%	9/15/27	805	832
	Thomson Reuters Corp.	3.350%	5/15/26	4,600	4,615
	Verizon Communications Inc.	3.500%	11/1/24	8,977	9,424
	Verizon Communications Inc.	3.376%	2/15/25	23,502	24,491
	Verizon Communications Inc.	2.625%	8/15/26	20,726	20,550
	Verizon Communications Inc.	4.125%	3/16/27	29,176	31,697
	Verizon Communications Inc.	4.329%	9/21/28	36,701	40,550
4	Verizon Communications Inc.	4.016%	12/3/29	12,000	12,976
	Vodafone Group plc	4.125%	5/30/25	12,673	13,492
	Vodafone Group plc	4.375%	5/30/28	27,850	29,973
3	Vodafone Group plc	7.000%	4/4/79	9,750	10,481
4	Walt Disney Co.	3.700%	9/15/24	6,000	6,383
	Walt Disney Co.	3.150%	9/17/25	6,800	7,141
4	Walt Disney Co.	3.700%	10/15/25	2,925	3,125
	Walt Disney Co.	3.000%	2/13/26	6,615	6,895
	Walt Disney Co.	1.850%	7/30/26	12,052	11,674
4	Walt Disney Co.	3.375%	11/15/26	4,850	5,092
	WPP Finance 2010	3.750%	9/19/24	4,173	4,311
	Consumer Cyclical (3.0%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	17,000	17,727
	Alibaba Group Holding Ltd.	3.400%	12/6/27	20,650	20,897
	Amazon.com Inc.	2.800%	8/22/24	19,560	20,124
	Amazon.com Inc.	3.800%	12/5/24	10,123	10,899
	Amazon.com Inc.	5.200%	12/3/25	6,900	8,056
	Amazon.com Inc.	3.150%	8/22/27	20,974	22,036
	American Honda Finance Corp.	2.300%	9/9/26	2,350	2,276
	American Honda Finance Corp.	3.500%	2/15/28	5,600	5,877
	Aptiv plc	4.250%	1/15/26	5,400	5,649
	Aptiv plc	4.350%	3/15/29	1,300	1,369
	Automatic Data Processing Inc.	3.375%	9/15/25	9,477	9,999
	AutoNation Inc.	3.500%	11/15/24	3,800	3,772
	AutoNation Inc.	4.500%	10/1/25	5,040	5,217
	AutoNation Inc.	3.800%	11/15/27	3,750	3,666
	AutoZone Inc.	3.250%	4/15/25	4,120	4,201
	AutoZone Inc.	3.125%	4/21/26	4,100	4,132
	AutoZone Inc.	3.750%	6/1/27	6,647	6,929
	AutoZone Inc.	3.750%	4/18/29	3,500	3,636
	Best Buy Co. Inc.	4.450%	10/1/28	2,685	2,829
	Block Financial LLC	5.250%	10/1/25	3,025	3,238
	Booking Holdings Inc.	3.650%	3/15/25	2,250	2,377
	Booking Holdings Inc.	3.600%	6/1/26	11,680	12,312
	Booking Holdings Inc.	3.550%	3/15/28	4,000	4,181
	BorgWarner Inc.	3.375%	3/15/25	3,250	3,341
	Costco Wholesale Corp.	2.750%	5/18/24	3,701	3,801
	Costco Wholesale Corp.	3.000%	5/18/27	7,053	7,289
	Darden Restaurants Inc.	3.850%	5/1/27	4,050	4,179
	Delphi Corp.	4.150%	3/15/24	4,016	4,210
	Dollar General Corp.	4.150%	11/1/25	5,312	5,713
	Dollar General Corp.	3.875%	4/15/27	5,750	5,956
	Dollar General Corp.	4.125%	5/1/28	2,700	2,874
	Dollar Tree Inc.	4.000%	5/15/25	9,700	10,073
	Dollar Tree Inc.	4.200%	5/15/28	9,250	9,566
	eBay Inc.	3.450%	8/1/24	6,825	7,023
	eBay Inc.	3.600%	6/5/27	6,750	6,902
	Expedia Group Inc.	4.500%	8/15/24	3,610	3,835
	Expedia Group Inc.	5.000%	2/15/26	3,745	4,067

55

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Expedia Group Inc.	3.800%	2/15/28	13,069	13,264
Ford Motor Co.	4.346%	12/8/26	8,575	8,645
Ford Motor Co.	6.625%	10/1/28	2,527	2,846
Ford Motor Credit Co. LLC	3.664%	9/8/24	4,788	4,714
Ford Motor Credit Co. LLC	4.687%	6/9/25	7,700	7,921
Ford Motor Credit Co. LLC	4.134%	8/4/25	12,113	12,098
Ford Motor Credit Co. LLC	4.389%	1/8/26	11,364	11,377
Ford Motor Credit Co. LLC	3.815%	11/2/27	5,880	5,600
Ford Motor Credit Co. LLC	5.113%	5/3/29	8,700	8,857
General Motors Co.	4.000%	4/1/25	2,283	2,315
General Motors Co.	5.000%	10/1/28	6,500	6,804
General Motors Financial Co. Inc.	3.500%	11/7/24	7,250	7,199
General Motors Financial Co. Inc.	4.000%	1/15/25	7,843	7,954
General Motors Financial Co. Inc.	4.350%	4/9/25	6,925	7,143
General Motors Financial Co. Inc.	4.300%	7/13/25	6,941	7,135
General Motors Financial Co. Inc.	5.250%	3/1/26	9,000	9,637
General Motors Financial Co. Inc.	4.000%	10/6/26	6,110	6,153
General Motors Financial Co. Inc.	4.350%	1/17/27	14,742	14,969
General Motors Financial Co. Inc.	3.850%	1/5/28	6,300	6,137
General Motors Financial Co. Inc.	5.650%	1/17/29	6,500	7,130
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	7,500	8,025
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	7,625	8,225
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	8,225	9,047
Harley-Davidson Inc.	3.500%	7/28/25	5,120	5,189
Harman International Industries Inc.	4.150%	5/15/25	3,200	3,380
Home Depot Inc.	3.350%	9/15/25	10,185	10,770
Home Depot Inc.	3.000%	4/1/26	12,877	13,294
Home Depot Inc.	2.125%	9/15/26	7,900	7,728
Home Depot Inc.	2.800%	9/14/27	5,024	5,093
Home Depot Inc.	3.900%	12/6/28	5,575	6,128
Home Depot Inc.	2.950%	6/15/29	6,000	6,130
Hyatt Hotels Corp.	4.850%	3/15/26	3,643	3,955
Hyatt Hotels Corp.	4.375%	9/15/28	4,000	4,233
IHS Markit Ltd.	4.750%	8/1/28	6,000	6,547
IHS Markit Ltd.	4.250%	5/1/29	5,000	5,262
JD.com Inc.	3.875%	4/29/26	4,825	4,814
Kohl’s Corp.	4.250%	7/17/25	5,150	5,340
Lear Corp.	5.250%	1/15/25	6,365	6,594
Lear Corp.	3.800%	9/15/27	6,249	6,182
Lear Corp.	4.250%	5/15/29	1,600	1,611
Lowe’s Cos. Inc.	3.125%	9/15/24	2,861	2,942
Lowe’s Cos. Inc.	3.375%	9/15/25	6,123	6,351
Lowe’s Cos. Inc.	2.500%	4/15/26	9,127	8,942
Lowe’s Cos. Inc.	3.100%	5/3/27	14,956	15,098
Lowe’s Cos. Inc.	3.650%	4/5/29	12,000	12,526
Magna International Inc.	4.150%	10/1/25	5,500	5,843
Marriott International Inc.	3.750%	3/15/25	2,500	2,597
Marriott International Inc.	3.750%	10/1/25	2,985	3,100
Marriott International Inc.	3.125%	6/15/26	6,675	6,674
Marriott International Inc.	4.000%	4/15/28	4,500	4,732
Mastercard Inc.	2.950%	11/21/26	10,550	10,856
Mastercard Inc.	3.500%	2/26/28	1,800	1,938
Mastercard Inc.	2.950%	6/1/29	5,000	5,141
McDonald’s Corp.	3.375%	5/26/25	9,334	9,753
McDonald’s Corp.	3.700%	1/30/26	10,500	11,174
McDonald’s Corp.	3.500%	3/1/27	11,000	11,547
McDonald’s Corp.	3.800%	4/1/28	7,885	8,442
NIKE Inc.	2.375%	11/1/26	9,150	9,151
Nordstrom Inc.	4.000%	3/15/27	3,500	3,523
O’Reilly Automotive Inc.	3.550%	3/15/26	3,562	3,644
O’Reilly Automotive Inc.	3.600%	9/1/27	11,025	11,299
QVC Inc.	4.450%	2/15/25	1,987	2,010
Ralph Lauren Corp.	3.750%	9/15/25	2,750	2,906
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	6,090	6,098

56

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sands China Ltd.	5.125%	8/8/25	14,400	15,480
Sands China Ltd.	5.400%	8/8/28	15,235	16,606
Starbucks Corp.	3.800%	8/15/25	17,140	18,286
Starbucks Corp.	2.450%	6/15/26	3,800	3,759
Starbucks Corp.	3.500%	3/1/28	3,500	3,669
Starbucks Corp.	4.000%	11/15/28	2,100	2,273
Tapestry Inc.	4.250%	4/1/25	5,450	5,705
Tapestry Inc.	4.125%	7/15/27	4,850	4,888
Target Corp.	3.500%	7/1/24	8,462	8,982
Target Corp.	2.500%	4/15/26	7,912	7,949
Target Corp.	3.375%	4/15/29	6,000	6,344
TJX Cos. Inc.	2.250%	9/15/26	9,764	9,566
Toyota Motor Corp.	2.358%	7/2/24	4,075	4,075
Toyota Motor Corp.	3.669%	7/20/28	1,678	1,817
Toyota Motor Corp.	2.760%	7/2/29	4,075	4,093
Toyota Motor Credit Corp.	3.400%	4/14/25	5,600	5,899
Toyota Motor Credit Corp.	3.200%	1/11/27	7,720	8,019
Toyota Motor Credit Corp.	3.050%	1/11/28	5,200	5,348
Toyota Motor Credit Corp.	3.650%	1/8/29	4,000	4,313
Visa Inc.	3.150%	12/14/25	35,161	36,897
Visa Inc.	2.750%	9/15/27	5,675	5,782
Walgreens Boots Alliance Inc.	3.800%	11/18/24	15,903	16,519
Walgreens Boots Alliance Inc.	3.450%	6/1/26	13,610	13,738
Walmart Inc.	2.850%	7/8/24	12,000	12,380
Walmart Inc.	2.650%	12/15/24	8,500	8,680
Walmart Inc.	3.550%	6/26/25	19,620	20,932
Walmart Inc.	3.050%	7/8/26	9,100	9,527
Walmart Inc.	3.700%	6/26/28	17,550	19,152
Walmart Inc.	3.250%	7/8/29	10,000	10,538
Consumer Noncyclical (6.3%)
Abbott Laboratories	2.950%	3/15/25	6,395	6,566
Abbott Laboratories	3.875%	9/15/25	2,865	3,080
Abbott Laboratories	3.750%	11/30/26	15,798	17,019
AbbVie Inc.	3.600%	5/14/25	30,929	32,008
AbbVie Inc.	3.200%	5/14/26	16,045	16,161
AbbVie Inc.	4.250%	11/14/28	14,810	15,794
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,600	2,819
Agilent Technologies Inc.	3.050%	9/22/26	3,650	3,672
Allergan Funding SCS	3.800%	3/15/25	21,973	22,767
Altria Group Inc.	4.400%	2/14/26	11,975	12,784
Altria Group Inc.	2.625%	9/16/26	4,360	4,189
Altria Group Inc.	4.800%	2/14/29	24,325	26,199
AmerisourceBergen Corp.	3.250%	3/1/25	6,483	6,612
AmerisourceBergen Corp.	3.450%	12/15/27	6,925	7,053
Amgen Inc.	3.125%	5/1/25	6,785	6,936
Amgen Inc.	2.600%	8/19/26	10,560	10,356
Amgen Inc.	3.200%	11/2/27	6,590	6,740
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	40,826	42,826
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	100	105
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	19,110	20,683
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	9,950	10,712
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	49,200	55,573
Archer-Daniels-Midland Co.	2.500%	8/11/26	8,803	8,807
AstraZeneca plc	3.375%	11/16/25	16,391	17,116
AstraZeneca plc	3.125%	6/12/27	5,175	5,291
AstraZeneca plc	4.000%	1/17/29	7,250	7,903
BAT Capital Corp.	3.222%	8/15/24	17,374	17,517
BAT Capital Corp.	3.557%	8/15/27	28,670	28,524
Baxalta Inc.	4.000%	6/23/25	6,905	7,346
Baxter International Inc.	2.600%	8/15/26	6,167	6,083
Becton Dickinson & Co.	3.734%	12/15/24	12,022	12,604
Becton Dickinson & Co.	3.700%	6/6/27	16,000	16,708

57

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Biogen Inc.	4.050%	9/15/25	15,438	16,554
	Boston Scientific Corp.	3.850%	5/15/25	7,200	7,658
	Boston Scientific Corp.	3.750%	3/1/26	6,300	6,679
	Boston Scientific Corp.	4.000%	3/1/28	9,750	10,494
	Boston Scientific Corp.	4.000%	3/1/29	7,295	7,866
4	Bristol-Myers Squibb Co.	2.900%	7/26/24	18,145	18,533
4	Bristol-Myers Squibb Co.	3.200%	6/15/26	19,900	20,620
	Bristol-Myers Squibb Co.	3.250%	2/27/27	7,098	7,351
4	Bristol-Myers Squibb Co.	3.400%	7/26/29	7,225	7,535
	Brown-Forman Corp.	3.500%	4/15/25	2,950	3,108
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,562	5,385
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	5,250	5,154
	Campbell Soup Co.	3.950%	3/15/25	9,275	9,644
	Campbell Soup Co.	3.300%	3/19/25	2,260	2,262
	Campbell Soup Co.	4.150%	3/15/28	10,050	10,497
	Cardinal Health Inc.	3.079%	6/15/24	2,338	2,354
	Cardinal Health Inc.	3.750%	9/15/25	3,325	3,439
	Cardinal Health Inc.	3.410%	6/15/27	11,632	11,554
	Celgene Corp.	3.625%	5/15/24	8,330	8,709
	Celgene Corp.	3.875%	8/15/25	18,775	20,084
	Celgene Corp.	3.450%	11/15/27	4,847	5,012
	Celgene Corp.	3.900%	2/20/28	15,775	16,742
	CHRISTUS Health	4.341%	7/1/28	3,000	3,323
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,375	3,401
4	Cigna Corp.	4.125%	11/15/25	8,650	9,187
4	Cigna Corp.	4.375%	10/15/28	31,700	34,066
	Clorox Co.	3.500%	12/15/24	3,000	3,140
	Clorox Co.	3.100%	10/1/27	3,550	3,632
	Clorox Co.	3.900%	5/15/28	4,225	4,568
	Coca-Cola Co.	2.875%	10/27/25	12,960	13,401
	Coca-Cola Co.	2.550%	6/1/26	2,175	2,199
	Coca-Cola Co.	2.250%	9/1/26	12,690	12,579
	Coca-Cola Co.	2.900%	5/25/27	2,500	2,582
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,570	3,740
	Conagra Brands Inc.	4.600%	11/1/25	8,961	9,741
	Conagra Brands Inc.	4.850%	11/1/28	10,500	11,608
	Constellation Brands Inc.	4.750%	11/15/24	4,100	4,512
	Constellation Brands Inc.	4.400%	11/15/25	3,000	3,284
	Constellation Brands Inc.	4.750%	12/1/25	3,417	3,771
	Constellation Brands Inc.	3.700%	12/6/26	6,610	6,937
	Constellation Brands Inc.	3.500%	5/9/27	5,650	5,796
	Constellation Brands Inc.	3.600%	2/15/28	5,200	5,355
	Constellation Brands Inc.	4.650%	11/15/28	4,000	4,453
	CVS Health Corp.	3.375%	8/12/24	8,821	9,023
	CVS Health Corp.	4.100%	3/25/25	36,336	38,315
	CVS Health Corp.	3.875%	7/20/25	26,753	27,940
	CVS Health Corp.	2.875%	6/1/26	18,347	17,986
	CVS Health Corp.	6.250%	6/1/27	150	177
	CVS Health Corp.	4.300%	3/25/28	73,781	77,573
	Danaher Corp.	3.350%	9/15/25	3,475	3,627
	Diageo Capital plc	3.875%	5/18/28	3,978	4,333
	Edwards Lifesciences Corp.	4.300%	6/15/28	3,000	3,224
	Eli Lilly & Co.	2.750%	6/1/25	6,770	6,903
	Eli Lilly & Co.	3.100%	5/15/27	7,300	7,594
	Eli Lilly & Co.	3.375%	3/15/29	9,507	10,126
	Estee Lauder Cos. Inc.	3.150%	3/15/27	5,350	5,531
	Express Scripts Holding Co.	3.500%	6/15/24	1,960	2,013
	Express Scripts Holding Co.	4.500%	2/25/26	14,796	15,976
	Express Scripts Holding Co.	3.400%	3/1/27	14,834	15,017
	Flowers Foods Inc.	3.500%	10/1/26	1,650	1,660
	General Mills Inc.	4.000%	4/17/25	4,033	4,290
	General Mills Inc.	3.200%	2/10/27	7,200	7,301
	General Mills Inc.	4.200%	4/17/28	12,903	13,863
	Gilead Sciences Inc.	3.500%	2/1/25	17,279	18,102

58

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Gilead Sciences Inc.	3.650%	3/1/26	24,650	26,077
Gilead Sciences Inc.	2.950%	3/1/27	8,067	8,180
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	10,500	11,138
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	13,650	14,896
GlaxoSmithKline Capital plc	3.000%	6/1/24	450	463
Hasbro Inc.	3.500%	9/15/27	3,525	3,569
HCA Inc.	5.250%	4/15/25	12,775	14,148
HCA Inc.	5.250%	6/15/26	12,270	13,543
HCA Inc.	4.500%	2/15/27	9,375	9,961
HCA Inc.	4.125%	6/15/29	16,600	17,057
Hershey Co.	3.200%	8/21/25	2,625	2,744
Hershey Co.	2.300%	8/15/26	4,383	4,291
Ingredion Inc.	3.200%	10/1/26	3,830	3,805
JM Smucker Co.	3.500%	3/15/25	8,296	8,589
JM Smucker Co.	3.375%	12/15/27	3,300	3,357
Johnson & Johnson	2.625%	1/15/25	8,368	8,527
Johnson & Johnson	2.450%	3/1/26	9,135	9,158
Johnson & Johnson	2.950%	3/3/27	10,310	10,671
Johnson & Johnson	2.900%	1/15/28	14,265	14,736
Kaiser Foundation Hospitals	3.150%	5/1/27	4,425	4,544
Kellogg Co.	3.250%	4/1/26	3,525	3,576
Kellogg Co.	3.400%	11/15/27	5,070	5,140
Kellogg Co.	4.300%	5/15/28	4,180	4,522
Keurig Dr Pepper Inc.	4.417%	5/25/25	4,950	5,270
Keurig Dr Pepper Inc.	3.400%	11/15/25	1,950	1,991
Keurig Dr Pepper Inc.	2.550%	9/15/26	3,600	3,435
Keurig Dr Pepper Inc.	3.430%	6/15/27	3,425	3,452
Keurig Dr Pepper Inc.	4.597%	5/25/28	20,125	22,014
Kimberly-Clark Corp.	3.050%	8/15/25	2,650	2,748
Kimberly-Clark Corp.	2.750%	2/15/26	1,957	1,999
Kimberly-Clark Corp.	3.950%	11/1/28	3,987	4,393
Kimberly-Clark Corp.	3.200%	4/25/29	7,250	7,624
Kraft Heinz Foods Co.	3.950%	7/15/25	17,304	17,947
Kraft Heinz Foods Co.	3.000%	6/1/26	15,501	15,069
Kraft Heinz Foods Co.	4.625%	1/30/29	7,450	7,991
Kroger Co.	3.500%	2/1/26	1,575	1,604
Kroger Co.	2.650%	10/15/26	7,822	7,545
Kroger Co.	3.700%	8/1/27	4,695	4,822
Kroger Co.	4.500%	1/15/29	4,475	4,867
Kroger Co.	7.700%	6/1/29	1,000	1,276
Laboratory Corp. of America Holdings	3.250%	9/1/24	6,560	6,680
Laboratory Corp. of America Holdings	3.600%	2/1/25	8,172	8,440
Laboratory Corp. of America Holdings	3.600%	9/1/27	4,775	4,905
McCormick & Co. Inc.	3.150%	8/15/24	6,735	6,871
McCormick & Co. Inc.	3.400%	8/15/27	5,925	6,041
McKesson Corp.	3.950%	2/16/28	4,875	5,031
McKesson Corp.	4.750%	5/30/29	2,375	2,573
Mead Johnson Nutrition Co.	4.125%	11/15/25	7,307	7,865
Medtronic Global Holdings SCA	3.350%	4/1/27	5,681	6,023
Medtronic Inc.	3.500%	3/15/25	32,319	34,394
Merck & Co. Inc.	2.750%	2/10/25	19,452	19,966
Merck & Co. Inc.	3.400%	3/7/29	14,000	14,896
Mercy Health	4.302%	7/1/28	2,040	2,254
Molson Coors Brewing Co.	3.000%	7/15/26	19,881	19,640
Mondelez International Inc.	3.625%	2/13/26	5,000	5,248
Mylan Inc.	4.550%	4/15/28	5,825	5,697
Mylan NV	3.950%	6/15/26	16,790	16,198
Newell Brands Inc.	4.000%	12/1/24	4,380	4,389
Newell Brands Inc.	4.200%	4/1/26	14,693	14,581
Novartis Capital Corp.	3.000%	11/20/25	17,366	17,934
Novartis Capital Corp.	3.100%	5/17/27	9,294	9,703
PepsiCo Inc.	2.750%	4/30/25	8,137	8,348
PepsiCo Inc.	3.500%	7/17/25	7,020	7,455
PepsiCo Inc.	2.850%	2/24/26	3,664	3,759

59

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	2.375%	10/6/26	9,368	9,319
	PepsiCo Inc.	3.000%	10/15/27	15,225	15,763
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	4,867	4,839
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	3,915	3,912
	Pfizer Inc.	2.750%	6/3/26	19,091	19,315
	Pfizer Inc.	3.000%	12/15/26	14,100	14,508
	Pfizer Inc.	3.600%	9/15/28	7,800	8,391
	Pfizer Inc.	3.450%	3/15/29	16,050	16,953
	Pharmacia LLC	6.600%	12/1/28	1,850	2,400
	Philip Morris International Inc.	3.250%	11/10/24	5,287	5,453
	Philip Morris International Inc.	3.375%	8/11/25	6,120	6,357
	Philip Morris International Inc.	2.750%	2/25/26	8,850	8,886
	Philip Morris International Inc.	3.125%	8/17/27	4,665	4,765
	Philip Morris International Inc.	3.125%	3/2/28	1,725	1,745
	Procter & Gamble Co.	2.700%	2/2/26	5,008	5,094
	Procter & Gamble Co.	2.450%	11/3/26	12,375	12,396
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	1,675	1,670
	Quest Diagnostics Inc.	3.500%	3/30/25	1,950	2,009
	Quest Diagnostics Inc.	3.450%	6/1/26	8,325	8,501
	Quest Diagnostics Inc.	4.200%	6/30/29	1,200	1,284
	Reynolds American Inc.	4.450%	6/12/25	21,623	22,898
	Sanofi	3.625%	6/19/28	9,000	9,639
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	27,179	27,405
	SSM Health Care Corp.	3.823%	6/1/27	2,900	3,076
	Stryker Corp.	3.375%	11/1/25	6,658	7,005
	Stryker Corp.	3.500%	3/15/26	6,780	7,082
	Stryker Corp.	3.650%	3/7/28	3,375	3,548
	Sutter Health	3.695%	8/15/28	3,000	3,200
	Sysco Corp.	3.750%	10/1/25	5,650	5,997
	Sysco Corp.	3.300%	7/15/26	8,165	8,383
	Sysco Corp.	3.250%	7/15/27	8,600	8,792
4	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	15,435	17,505
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	3,900	4,111
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	8,255	8,287
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	6,000	6,117
	Tyson Foods Inc.	3.950%	8/15/24	14,361	15,130
	Tyson Foods Inc.	3.550%	6/2/27	11,942	12,368
	Tyson Foods Inc.	4.350%	3/1/29	9,700	10,603
	Unilever Capital Corp.	3.375%	3/22/25	3,000	3,129
	Unilever Capital Corp.	3.100%	7/30/25	4,175	4,301
	Unilever Capital Corp.	2.000%	7/28/26	5,700	5,496
	Unilever Capital Corp.	2.900%	5/5/27	7,320	7,472
	Unilever Capital Corp.	3.500%	3/22/28	9,775	10,415
	Whirlpool Corp.	3.700%	5/1/25	1,525	1,575
	Whirlpool Corp.	4.750%	2/26/29	6,725	7,219
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	17,222	17,749
	Zoetis Inc.	4.500%	11/13/25	3,640	3,961
	Zoetis Inc.	3.000%	9/12/27	9,416	9,427
	Zoetis Inc.	3.900%	8/20/28	3,816	4,076
	Energy (3.4%)
	Anadarko Petroleum Corp.	5.550%	3/15/26	9,200	10,319
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.250%	1/15/25	8,003	8,443
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.250%	12/1/27	6,710	7,079
	Apache Corp.	4.375%	10/15/28	9,237	9,628
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	11,558	11,626
	Boardwalk Pipelines LP	4.950%	12/15/24	4,980	5,306
	Boardwalk Pipelines LP	5.950%	6/1/26	6,090	6,763
	Boardwalk Pipelines LP	4.450%	7/15/27	4,112	4,202
	Boardwalk Pipelines LP	4.800%	5/3/29	2,800	2,916
	BP Capital Markets America Inc.	3.796%	9/21/25	5,450	5,808
	BP Capital Markets America Inc.	3.410%	2/11/26	4,000	4,201
	BP Capital Markets America Inc.	3.119%	5/4/26	9,634	9,831

60

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.017%	1/16/27	8,893	9,074
	BP Capital Markets America Inc.	3.588%	4/14/27	9,079	9,527
	BP Capital Markets America Inc.	3.937%	9/21/28	7,450	8,083
	BP Capital Markets America Inc.	4.234%	11/6/28	21,500	23,813
	BP Capital Markets plc	3.535%	11/4/24	6,830	7,172
	BP Capital Markets plc	3.506%	3/17/25	7,902	8,295
	BP Capital Markets plc	3.279%	9/19/27	8,714	8,994
	BP Capital Markets plc	3.723%	11/28/28	3,134	3,358
	Buckeye Partners LP	3.950%	12/1/26	7,729	6,840
	Canadian Natural Resources Ltd.	3.900%	2/1/25	2,240	2,335
	Canadian Natural Resources Ltd.	3.850%	6/1/27	14,565	15,091
	Cenovus Energy Inc.	4.250%	4/15/27	7,800	8,073
	Chevron Corp.	3.326%	11/17/25	7,514	7,934
	Chevron Corp.	2.954%	5/16/26	17,480	17,993
	Cimarex Energy Co.	3.900%	5/15/27	6,000	6,161
	Cimarex Energy Co.	4.375%	3/15/29	4,650	4,917
	Columbia Pipeline Group Inc.	4.500%	6/1/25	9,926	10,667
	Concho Resources Inc.	4.375%	1/15/25	1,650	1,715
	Concho Resources Inc.	3.750%	10/1/27	13,467	13,871
	Concho Resources Inc.	4.300%	8/15/28	8,475	9,132
	ConocoPhillips Co.	3.350%	11/15/24	4,373	4,564
	ConocoPhillips Co.	4.950%	3/15/26	13,194	15,005
	ConocoPhillips Holding Co.	6.950%	4/15/29	3,683	4,973
	Continental Resources Inc.	4.375%	1/15/28	13,900	14,637
	Devon Energy Corp.	5.850%	12/15/25	4,180	4,977
	Enable Midstream Partners LP	4.400%	3/15/27	8,332	8,373
	Enable Midstream Partners LP	4.950%	5/15/28	7,100	7,413
	Enbridge Energy Partners LP	5.875%	10/15/25	5,625	6,487
	Enbridge Inc.	4.250%	12/1/26	5,400	5,851
	Enbridge Inc.	3.700%	7/15/27	6,220	6,440
	Energy Transfer Operating LP	4.050%	3/15/25	7,650	7,955
	Energy Transfer Operating LP	4.750%	1/15/26	3,381	3,609
	Energy Transfer Operating LP	4.200%	4/15/27	4,000	4,154
	Energy Transfer Operating LP	5.500%	6/1/27	12,140	13,541
	Energy Transfer Operating LP	5.250%	4/15/29	7,500	8,355
	Energy Transfer Partners LP	4.950%	6/15/28	14,150	15,410
4	Eni SPA	4.250%	5/9/29	3,000	3,149
	Enterprise Products Operating LLC	3.750%	2/15/25	13,837	14,592
	Enterprise Products Operating LLC	3.700%	2/15/26	7,467	7,890
	Enterprise Products Operating LLC	4.150%	10/16/28	8,750	9,489
	Enterprise Products Operating LLC	3.125%	7/31/29	5,000	5,013
3	Enterprise Products Operating LLC	5.250%	8/16/77	4,150	3,938
3	Enterprise Products Operating LLC	5.375%	2/15/78	8,000	7,409
	EOG Resources Inc.	3.150%	4/1/25	3,745	3,843
	EOG Resources Inc.	4.150%	1/15/26	6,240	6,776
	EQM Midstream Partners LP	4.000%	8/1/24	5,950	5,926
	EQM Midstream Partners LP	4.125%	12/1/26	2,000	1,929
	EQM Midstream Partners LP	5.500%	7/15/28	7,000	7,363
	EQT Corp.	3.900%	10/1/27	10,608	10,014
	Exxon Mobil Corp.	2.709%	3/6/25	14,000	14,293
	Exxon Mobil Corp.	3.043%	3/1/26	19,100	19,749
	Halliburton Co.	3.800%	11/15/25	14,339	15,028
	Helmerich & Payne Inc.	4.650%	3/15/25	4,360	4,615
	Hess Corp.	3.500%	7/15/24	2,450	2,467
	Hess Corp.	4.300%	4/1/27	8,414	8,707
	HollyFrontier Corp.	5.875%	4/1/26	8,100	8,856
	Husky Energy Inc.	4.400%	4/15/29	10,000	10,540
	Kerr-McGee Corp.	6.950%	7/1/24	5,745	6,734
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,050	5,361
	Kinder Morgan Inc.	4.300%	6/1/25	9,220	9,837
	Kinder Morgan Inc.	4.300%	3/1/28	10,450	11,160
	Magellan Midstream Partners LP	5.000%	3/1/26	7,021	7,811
	Marathon Oil Corp.	3.850%	6/1/25	7,800	8,073
	Marathon Oil Corp.	4.400%	7/15/27	8,405	8,902

61

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Marathon Petroleum Corp.	4.750%	12/15/23	7,175	7,729
Marathon Petroleum Corp.	5.125%	4/1/24	1,560	1,595
Marathon Petroleum Corp.	3.625%	9/15/24	2,372	2,456
Marathon Petroleum Corp.	5.125%	12/15/26	3,975	4,361
Marathon Petroleum Corp.	3.800%	4/1/28	5,000	5,072
MPLX LP	4.875%	12/1/24	15,332	16,679
MPLX LP	4.000%	2/15/25	3,405	3,553
MPLX LP	4.875%	6/1/25	8,078	8,772
MPLX LP	4.125%	3/1/27	13,822	14,439
MPLX LP	4.000%	3/15/28	5,495	5,684
MPLX LP	4.800%	2/15/29	6,325	6,950
National Fuel Gas Co.	5.200%	7/15/25	2,337	2,523
National Fuel Gas Co.	3.950%	9/15/27	2,250	2,249
National Fuel Gas Co.	4.750%	9/1/28	1,750	1,819
Newfield Exploration Co.	5.625%	7/1/24	5,000	5,525
Newfield Exploration Co.	5.375%	1/1/26	11,500	12,592
Noble Energy Inc.	3.900%	11/15/24	6,200	6,460
Noble Energy Inc.	3.850%	1/15/28	4,200	4,287
Occidental Petroleum Corp.	3.500%	6/15/25	4,877	5,021
Occidental Petroleum Corp.	3.400%	4/15/26	15,077	15,336
Occidental Petroleum Corp.	3.000%	2/15/27	2,000	1,977
ONEOK Inc.	4.000%	7/13/27	4,900	5,103
ONEOK Inc.	4.550%	7/15/28	6,150	6,670
ONEOK Partners LP	4.900%	3/15/25	4,550	4,944
Patterson-UTI Energy Inc.	3.950%	2/1/28	4,204	4,130
Phillips 66	3.900%	3/15/28	3,079	3,230
Phillips 66 Partners LP	3.605%	2/15/25	4,925	5,045
Phillips 66 Partners LP	3.550%	10/1/26	5,500	5,576
Phillips 66 Partners LP	3.750%	3/1/28	2,750	2,806
Pioneer Natural Resources Co.	4.450%	1/15/26	4,150	4,498
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	7,755	7,859
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	6,780	7,229
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	6,132	6,518
Sabine Pass Liquefaction LLC	5.625%	3/1/25	16,301	18,257
Sabine Pass Liquefaction LLC	5.875%	6/30/26	11,105	12,646
Sabine Pass Liquefaction LLC	5.000%	3/15/27	13,550	14,837
Sabine Pass Liquefaction LLC	4.200%	3/15/28	8,600	9,008
Shell International Finance BV	3.250%	5/11/25	16,811	17,562
Shell International Finance BV	2.875%	5/10/26	15,947	16,243
Shell International Finance BV	2.500%	9/12/26	17,000	16,892
Shell International Finance BV	3.875%	11/13/28	7,000	7,624
Spectra Energy Partners LP	3.500%	3/15/25	3,625	3,720
Spectra Energy Partners LP	3.375%	10/15/26	4,899	4,994
Suncor Energy Inc.	3.600%	12/1/24	6,375	6,648
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	5,700	6,446
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	4,360	4,456
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	4,375	4,512
TC PipeLines LP	3.900%	5/25/27	5,970	6,084
Total Capital International SA	3.455%	2/19/29	9,175	9,748
Total Capital SA	3.883%	10/11/28	8,522	9,332
TransCanada PipeLines Ltd.	4.875%	1/15/26	8,351	9,208
TransCanada PipeLines Ltd.	4.250%	5/15/28	10,125	10,926
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	1,635	2,087
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	2,675	2,818
Valero Energy Corp.	3.650%	3/15/25	4,450	4,611
Valero Energy Corp.	3.400%	9/15/26	10,928	11,140
Valero Energy Corp.	4.350%	6/1/28	6,325	6,755
Valero Energy Corp.	4.000%	4/1/29	6,000	6,252
Valero Energy Partners LP	4.375%	12/15/26	5,450	5,809
Valero Energy Partners LP	4.500%	3/15/28	2,800	3,003
Western Midstream Operating LP	3.950%	6/1/25	7,125	7,051
Western Midstream Operating LP	4.650%	7/1/26	7,214	7,310
Western Midstream Operating LP	4.750%	8/15/28	1,900	1,928
Williams Cos. Inc.	3.900%	1/15/25	8,858	9,192

62

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	4.000%	9/15/25	11,861	12,513
	Williams Cos. Inc.	3.750%	6/15/27	15,799	16,321
	Other Industrial (0.1%)
	CBRE Services Inc.	5.250%	3/15/25	3,375	3,715
	CBRE Services Inc.	4.875%	3/1/26	5,660	6,148
	Cintas Corp. No 2	3.700%	4/1/27	8,175	8,687
	Fluor Corp.	3.500%	12/15/24	4,070	4,171
	Fluor Corp.	4.250%	9/15/28	5,875	6,064
	Steelcase Inc.	5.125%	1/18/29	3,950	4,305
	Technology (3.5%)
	Adobe Inc.	3.250%	2/1/25	8,355	8,708
	Alphabet Inc.	1.998%	8/15/26	13,794	13,444
	Analog Devices Inc.	3.900%	12/15/25	2,514	2,656
	Analog Devices Inc.	3.500%	12/5/26	4,823	4,931
	Apple Inc.	2.750%	1/13/25	12,908	13,191
	Apple Inc.	2.500%	2/9/25	8,176	8,218
	Apple Inc.	3.200%	5/13/25	16,085	16,793
	Apple Inc.	3.250%	2/23/26	32,032	33,476
	Apple Inc.	2.450%	8/4/26	19,842	19,798
	Apple Inc.	3.350%	2/9/27	18,045	18,917
	Apple Inc.	3.200%	5/11/27	22,155	23,098
	Apple Inc.	3.000%	6/20/27	11,290	11,581
	Apple Inc.	2.900%	9/12/27	26,583	27,189
	Apple Inc.	3.000%	11/13/27	5,282	5,433
	Applied Materials Inc.	3.900%	10/1/25	5,000	5,359
	Applied Materials Inc.	3.300%	4/1/27	9,289	9,660
	Arrow Electronics Inc.	3.250%	9/8/24	6,525	6,462
	Arrow Electronics Inc.	4.000%	4/1/25	3,184	3,264
	Arrow Electronics Inc.	3.875%	1/12/28	2,400	2,374
	Autodesk Inc.	4.375%	6/15/25	2,025	2,159
	Autodesk Inc.	3.500%	6/15/27	2,550	2,572
	Avnet Inc.	4.625%	4/15/26	4,500	4,748
	Baidu Inc.	4.375%	5/14/24	5,000	5,294
	Baidu Inc.	4.125%	6/30/25	4,000	4,201
	Baidu Inc.	3.625%	7/6/27	5,725	5,760
	Baidu Inc.	4.375%	3/29/28	4,500	4,736
	Baidu Inc.	4.875%	11/14/28	3,000	3,276
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	8,600	8,373
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	49,407	48,357
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	5,200	4,909
4	Broadcom Inc.	3.625%	10/15/24	18,000	18,078
4	Broadcom Inc.	4.250%	4/15/26	20,000	20,237
4	Broadcom Inc.	4.750%	4/15/29	22,000	22,463
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	3,820	3,875
	CA Inc.	4.700%	3/15/27	3,225	3,285
	Cadence Design Systems Inc.	4.375%	10/15/24	2,800	2,979
	Cisco Systems Inc.	2.950%	2/28/26	6,460	6,651
	Cisco Systems Inc.	2.500%	9/20/26	12,753	12,870
	Citrix Systems Inc.	4.500%	12/1/27	6,000	6,202
4	Dell International LLC / EMC Corp.	4.000%	7/15/24	6,015	6,149
4	Dell International LLC / EMC Corp.	6.020%	6/15/26	41,705	45,961
4	Dell International LLC / EMC Corp.	4.900%	10/1/26	10,000	10,427
	DXC Technology Co.	4.750%	4/15/27	2,265	2,397
	Fidelity National Information Services Inc.	5.000%	10/15/25	6,025	6,783
	Fidelity National Information Services Inc.	3.000%	8/15/26	14,856	15,006
	Fidelity National Information Services Inc.	3.750%	5/21/29	8,000	8,467
	Fiserv Inc.	2.750%	7/1/24	10,000	10,067
	Fiserv Inc.	3.850%	6/1/25	7,484	7,905
	Fiserv Inc.	3.200%	7/1/26	15,000	15,303
	Fiserv Inc.	4.200%	10/1/28	8,000	8,633
	Fiserv Inc.	3.500%	7/1/29	5,000	5,120
	Flex Ltd.	4.750%	6/15/25	4,500	4,644
	Flex Ltd.	4.875%	6/15/29	2,000	2,034

63

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	20,425	22,472
	Intel Corp.	3.700%	7/29/25	27,654	29,525
	Intel Corp.	2.600%	5/19/26	5,148	5,181
	International Business Machines Corp.	3.450%	2/19/26	23,606	24,609
	International Business Machines Corp.	3.300%	5/15/26	28,500	29,469
	International Business Machines Corp.	6.220%	8/1/27	2,800	3,471
	International Business Machines Corp.	3.500%	5/15/29	26,000	27,070
	Jabil Inc.	3.950%	1/12/28	4,000	3,909
	Juniper Networks Inc.	4.350%	6/15/25	2,450	2,603
	Keysight Technologies Inc.	4.550%	10/30/24	5,175	5,520
	Keysight Technologies Inc.	4.600%	4/6/27	4,025	4,292
	KLA-Tencor Corp.	4.650%	11/1/24	10,500	11,475
	KLA-Tencor Corp.	4.100%	3/15/29	6,500	6,862
	Lam Research Corp.	3.800%	3/15/25	4,500	4,754
	Lam Research Corp.	3.750%	3/15/26	5,764	6,042
	Lam Research Corp.	4.000%	3/15/29	7,400	7,856
	Marvell Technology Group Ltd.	4.875%	6/22/28	4,000	4,240
	Maxim Integrated Products Inc.	3.450%	6/15/27	4,000	4,012
	Micron Technology Inc.	4.975%	2/6/26	3,450	3,640
	Micron Technology Inc.	5.327%	2/6/29	5,400	5,724
	Microsoft Corp.	2.700%	2/12/25	19,740	20,238
	Microsoft Corp.	3.125%	11/3/25	24,090	25,338
	Microsoft Corp.	2.400%	8/8/26	29,478	29,618
	Microsoft Corp.	3.300%	2/6/27	33,964	36,055
	Motorola Solutions Inc.	4.000%	9/1/24	5,450	5,660
	Motorola Solutions Inc.	4.600%	2/23/28	7,300	7,639
	NetApp Inc.	3.300%	9/29/24	3,200	3,251
	NVIDIA Corp.	3.200%	9/16/26	8,350	8,525
4	NXP BV / NXP Funding LLC	5.350%	3/1/26	10,150	11,216
4	NXP BV / NXP Funding LLC	5.550%	12/1/28	4,000	4,485
4	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	4,500	4,601
4	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	8,375	8,605
	Oracle Corp.	3.400%	7/8/24	16,289	17,044
	Oracle Corp.	2.950%	11/15/24	19,300	19,870
	Oracle Corp.	2.950%	5/15/25	19,663	20,227
	Oracle Corp.	2.650%	7/15/26	27,601	27,711
	Oracle Corp.	3.250%	11/15/27	17,569	18,357
	QUALCOMM Inc.	3.450%	5/20/25	23,814	24,679
	QUALCOMM Inc.	3.250%	5/20/27	16,403	16,692
	salesforce.com Inc.	3.700%	4/11/28	13,400	14,404
	Seagate HDD Cayman	4.750%	1/1/25	8,605	8,691
	Seagate HDD Cayman	4.875%	6/1/27	5,275	5,249
	Tech Data Corp.	4.950%	2/15/27	1,000	1,043
	Texas Instruments Inc.	2.900%	11/3/27	2,300	2,358
	Total System Services Inc.	4.800%	4/1/26	5,000	5,491
	Total System Services Inc.	4.450%	6/1/28	3,650	3,905
	Trimble Inc.	4.750%	12/1/24	3,877	4,126
	Trimble Inc.	4.900%	6/15/28	2,500	2,677
	Tyco Electronics Group SA	3.450%	8/1/24	3,200	3,308
	Tyco Electronics Group SA	3.700%	2/15/26	3,397	3,521
	Tyco Electronics Group SA	3.125%	8/15/27	5,000	5,005
	Verisk Analytics Inc.	4.000%	6/15/25	8,000	8,540
	Verisk Analytics Inc.	4.125%	3/15/29	3,000	3,227
	VMware Inc.	3.900%	8/21/27	9,107	9,189
	Transportation (0.9%)
3	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	2,358	2,461
3	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	2,338	2,415
3	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	6,894	7,008
3	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	2,014	2,021
3	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	1,277	1,332
3	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	1,801	1,857
3	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	4,385	4,422
3	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	67	67

64

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
3	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	855	887
3	American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	1,956	2,040
3	BNSF Funding Trust I	6.613%	12/15/55	100	110
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	3,467	3,649
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	5,267	5,402
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,175	5,500
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,070	6,363
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	4,276	4,482
	Canadian National Railway Co.	2.950%	11/21/24	3,590	3,664
	Canadian National Railway Co.	2.750%	3/1/26	2,595	2,611
	Canadian National Railway Co.	6.900%	7/15/28	3,000	3,946
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,183	5,305
	Canadian Pacific Railway Co.	4.000%	6/1/28	4,570	4,924
	CH Robinson Worldwide Inc.	4.200%	4/15/28	6,000	6,408
3	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	4,070	4,262
3	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	4,739	4,952
	CSX Corp.	3.400%	8/1/24	5,920	6,187
	CSX Corp.	3.350%	11/1/25	6,200	6,491
	CSX Corp.	2.600%	11/1/26	4,650	4,574
	CSX Corp.	3.250%	6/1/27	6,780	6,979
	CSX Corp.	3.800%	3/1/28	12,500	13,376
	CSX Corp.	4.250%	3/15/29	1,000	1,109
3	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	976	1,024
	Delta Air Lines Inc.	4.375%	4/19/28	4,600	4,677
	FedEx Corp.	3.200%	2/1/25	4,950	5,100
	FedEx Corp.	3.250%	4/1/26	6,550	6,739
	FedEx Corp.	3.300%	3/15/27	4,000	4,097
	FedEx Corp.	3.400%	2/15/28	6,523	6,714
	JB Hunt Transport Services Inc.	3.875%	3/1/26	5,775	6,035
	Kirby Corp.	4.200%	3/1/28	5,070	5,248
3	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	1,453	1,466
	Norfolk Southern Corp.	5.590%	5/17/25	2,839	3,231
	Norfolk Southern Corp.	3.650%	8/1/25	1,800	1,905
	Norfolk Southern Corp.	2.900%	6/15/26	5,475	5,561
	Norfolk Southern Corp.	3.150%	6/1/27	2,710	2,776
	Norfolk Southern Corp.	3.800%	8/1/28	8,100	8,725
	Southwest Airlines Co.	3.000%	11/15/26	5,570	5,560
	Southwest Airlines Co.	3.450%	11/16/27	2,900	2,980
3	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	1,051	1,109
3	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	1,369	1,432
	Union Pacific Corp.	3.250%	1/15/25	6,978	7,230
	Union Pacific Corp.	3.750%	7/15/25	6,250	6,629
	Union Pacific Corp.	3.250%	8/15/25	6,320	6,566
	Union Pacific Corp.	2.750%	3/1/26	4,039	4,067
	Union Pacific Corp.	3.000%	4/15/27	1,531	1,554
	Union Pacific Corp.	3.950%	9/10/28	7,540	8,250
	Union Pacific Corp.	3.700%	3/1/29	10,750	11,514
3	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	4,152	4,409
3	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	3,969	4,169
3	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	5,818	6,044
3	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	1,710	1,755
3	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	2,763	2,788
3	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	2,855	2,870
3	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	6,077	6,021
	United Parcel Service Inc.	2.800%	11/15/24	4,025	4,095
	United Parcel Service Inc.	2.400%	11/15/26	3,100	3,072
	United Parcel Service Inc.	3.050%	11/15/27	6,920	7,127
	United Parcel Service Inc.	3.400%	3/15/29	5,400	5,683
3	US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	353	390
3	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	2,887	3,019
3	US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	778	836
					7,691,712

65

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utilities (2.2%)
	Electric (1.9%)
	AEP Texas Inc.	3.950%	6/1/28	3,250	3,486
	AEP Transmission Co. LLC	3.100%	12/1/26	3,370	3,433
	Ameren Corp.	3.650%	2/15/26	2,892	3,013
	Ameren Illinois Co.	3.250%	3/1/25	2,700	2,789
	Ameren Illinois Co.	3.800%	5/15/28	3,400	3,675
	American Electric Power Co. Inc.	3.200%	11/13/27	2,800	2,839
	American Electric Power Co. Inc.	4.300%	12/1/28	3,300	3,604
	Appalachian Power Co.	3.400%	6/1/25	2,750	2,850
	Arizona Public Service Co.	3.150%	5/15/25	2,335	2,420
	Arizona Public Service Co.	2.950%	9/15/27	2,725	2,757
	Avangrid Inc.	3.150%	12/1/24	5,775	5,870
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,000	2,926
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	4,011	4,206
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	5,075	5,213
	Black Hills Corp.	3.950%	1/15/26	3,400	3,537
	Black Hills Corp.	3.150%	1/15/27	3,700	3,666
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,700	1,666
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,250	2,288
	CenterPoint Energy Inc.	4.250%	11/1/28	3,770	4,061
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,780	4,822
	CMS Energy Corp.	3.000%	5/15/26	3,000	3,001
	CMS Energy Corp.	3.450%	8/15/27	3,225	3,313
	Commonwealth Edison Co.	2.550%	6/15/26	6,650	6,580
	Commonwealth Edison Co.	2.950%	8/15/27	3,300	3,337
	Commonwealth Edison Co.	3.700%	8/15/28	4,933	5,310
	Connecticut Light & Power Co.	3.200%	3/15/27	3,775	3,891
	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,425	5,549
	Dominion Energy Inc.	3.071%	8/15/24	3,000	3,021
	Dominion Energy Inc.	3.900%	10/1/25	5,080	5,409
	Dominion Energy Inc.	2.850%	8/15/26	3,850	3,812
	Dominion Energy Inc.	4.250%	6/1/28	4,100	4,436
3	Dominion Energy Inc.	5.750%	10/1/54	4,600	4,766
4	DPL Inc.	4.350%	4/15/29	6,725	6,809
	DTE Electric Co.	3.375%	3/1/25	1,675	1,748
	DTE Energy Co.	3.500%	6/1/24	2,983	3,091
	DTE Energy Co.	2.850%	10/1/26	5,703	5,629
	DTE Energy Co.	3.800%	3/15/27	9,625	10,033
	DTE Energy Co.	3.400%	6/15/29	2,000	2,034
	Duke Energy Carolinas LLC	2.950%	12/1/26	3,500	3,559
	Duke Energy Carolinas LLC	3.950%	11/15/28	9,025	9,868
	Duke Energy Corp.	2.650%	9/1/26	9,129	9,023
	Duke Energy Corp.	3.150%	8/15/27	6,200	6,286
	Duke Energy Corp.	3.400%	6/15/29	8,000	8,165
	Duke Energy Florida LLC	3.200%	1/15/27	5,000	5,158
	Duke Energy Florida LLC	3.800%	7/15/28	2,830	3,035
	Duke Energy Ohio Inc.	3.650%	2/1/29	4,300	4,618
	Duke Energy Progress LLC	3.250%	8/15/25	5,473	5,681
	Duke Energy Progress LLC	3.700%	9/1/28	5,050	5,404
	Duke Energy Progress LLC	3.450%	3/15/29	10,050	10,561
	Edison International	5.750%	6/15/27	1,000	1,073
	Edison International	4.125%	3/15/28	4,100	3,997
	Emera US Finance LP	3.550%	6/15/26	6,790	6,926
	Enel Americas SA	4.000%	10/25/26	3,000	3,091
	Enel Chile SA	4.875%	6/12/28	8,500	9,284
	Entergy Arkansas Inc.	3.700%	6/1/24	1,500	1,582
	Entergy Arkansas Inc.	3.500%	4/1/26	7,013	7,336
	Entergy Corp.	2.950%	9/1/26	5,955	5,945
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,730	5,422
	Entergy Louisiana LLC	5.400%	11/1/24	1,735	1,987
	Entergy Louisiana LLC	2.400%	10/1/26	3,655	3,563
	Entergy Louisiana LLC	3.120%	9/1/27	7,725	7,876
	Entergy Louisiana LLC	3.250%	4/1/28	4,000	4,124

66

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Mississippi Inc.	2.850%	6/1/28	1,085	1,084
	Eversource Energy	2.900%	10/1/24	3,600	3,651
	Eversource Energy	3.150%	1/15/25	2,335	2,397
	Eversource Energy	3.300%	1/15/28	5,000	5,089
	Eversource Energy	4.250%	4/1/29	5,000	5,471
	Exelon Corp.	3.950%	6/15/25	6,338	6,727
	Exelon Corp.	3.400%	4/15/26	7,076	7,253
	FirstEnergy Corp.	3.900%	7/15/27	20,009	20,917
	Florida Power & Light Co.	3.250%	6/1/24	2,700	2,825
	Florida Power & Light Co.	3.125%	12/1/25	4,850	5,075
	Fortis Inc.	3.055%	10/4/26	9,801	9,711
	Georgia Power Co.	3.250%	4/1/26	4,836	4,907
	Georgia Power Co.	3.250%	3/30/27	3,039	3,067
	Gulf Power Co.	3.300%	5/30/27	3,075	3,191
	Indiana Michigan Power Co.	3.850%	5/15/28	7,400	7,901
	Interstate Power & Light Co.	3.250%	12/1/24	5,000	5,146
	Interstate Power & Light Co.	4.100%	9/26/28	5,200	5,623
	IPALCO Enterprises Inc.	3.700%	9/1/24	1,214	1,250
	ITC Holdings Corp.	3.250%	6/30/26	2,075	2,095
	ITC Holdings Corp.	3.350%	11/15/27	6,750	6,915
	Louisville Gas & Electric Co.	3.300%	10/1/25	2,800	2,926
	MidAmerican Energy Co.	3.500%	10/15/24	4,420	4,653
	MidAmerican Energy Co.	3.650%	4/15/29	2,500	2,697
	Mississippi Power Co.	3.950%	3/30/28	3,000	3,140
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	3,150	3,214
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	4,170	4,336
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	3,200	3,256
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,004	9,438
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	2,500	2,724
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	5,685	6,102
3	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,575	3,624
	Nevada Power Co.	3.700%	5/1/29	5,000	5,339
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	5,124	5,263
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	7,246	7,560
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	6,340	6,572
3	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	5,200	4,888
3	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,000	3,095
	NSTAR Electric Co.	3.200%	5/15/27	2,813	2,901
	NSTAR Electric Co.	3.250%	5/15/29	2,200	2,282
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,400	3,580
4	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	1,525	1,553
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,085	3,121
4	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	5,100	5,477
	PPL Capital Funding Inc.	3.100%	5/15/26	6,411	6,381
	Public Service Co. of Colorado	3.700%	6/15/28	3,125	3,365
	Public Service Electric & Gas Co.	3.000%	5/15/25	3,815	3,906
	Public Service Electric & Gas Co.	2.250%	9/15/26	4,530	4,392
	Public Service Electric & Gas Co.	3.000%	5/15/27	2,850	2,907
	Public Service Electric & Gas Co.	3.700%	5/1/28	3,700	3,995
	Public Service Electric & Gas Co.	3.200%	5/15/29	2,500	2,586
	Puget Energy Inc.	3.650%	5/15/25	6,665	6,799
	San Diego Gas & Electric Co.	2.500%	5/15/26	1,800	1,746
	Sierra Pacific Power Co.	2.600%	5/1/26	5,880	5,820
	Southern California Edison Co.	3.700%	8/1/25	2,050	2,118
	Southern California Edison Co.	3.650%	3/1/28	5,250	5,361
	Southern California Edison Co.	4.200%	3/1/29	4,000	4,239
	Southern Co.	3.250%	7/1/26	7,870	7,990
	Southern Power Co.	4.150%	12/1/25	4,955	5,273
	Southwestern Electric Power Co.	2.750%	10/1/26	6,850	6,683
	Southwestern Electric Power Co.	4.100%	9/15/28	8,200	8,834
	Union Electric Co.	2.950%	6/15/27	3,500	3,543
	Union Electric Co.	3.500%	3/15/29	3,800	4,012
	Virginia Electric & Power Co.	3.100%	5/15/25	3,550	3,647
	Virginia Electric & Power Co.	3.150%	1/15/26	7,230	7,448

67

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Electric & Power Co.	2.950%	11/15/26	6,492	6,587
Virginia Electric & Power Co.	3.500%	3/15/27	3,964	4,172
Virginia Electric & Power Co.	3.800%	4/1/28	7,350	7,852
WEC Energy Group Inc.	3.550%	6/15/25	3,632	3,804
Westar Energy Inc.	2.550%	7/1/26	3,835	3,713
Westar Energy Inc.	3.100%	4/1/27	3,437	3,520
Wisconsin Power & Light Co.	3.050%	10/15/27	2,700	2,744
Xcel Energy Inc.	3.300%	6/1/25	2,800	2,886
Xcel Energy Inc.	3.350%	12/1/26	4,775	4,893
Xcel Energy Inc.	4.000%	6/15/28	5,250	5,641
Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	4,725	4,807
CenterPoint Energy Resources Corp.	4.000%	4/1/28	2,635	2,799
NiSource Finance Corp.	3.490%	5/15/27	6,000	6,191
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	2,000	2,088
Sempra Energy	3.750%	11/15/25	7,011	7,229
Sempra Energy	3.250%	6/15/27	6,241	6,227
Sempra Energy	3.400%	2/1/28	9,450	9,403
Southern California Gas Co.	2.600%	6/15/26	11,000	10,799
Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,525	1,536
Southwest Gas Corp.	3.700%	4/1/28	2,570	2,684
Other Utility (0.1%)
American Water Capital Corp.	3.850%	3/1/24	3,525	3,703
American Water Capital Corp.	3.400%	3/1/25	6,018	6,247
American Water Capital Corp.	2.950%	9/1/27	5,550	5,585
American Water Capital Corp.	3.750%	9/1/28	4,000	4,255
Aqua America Inc.	3.566%	5/1/29	1,300	1,353
				714,253
Total Corporate Bonds (Cost $12,754,166)				13,274,650
Sovereign Bonds (4.5%)
Asian Development Bank	2.000%	1/22/25	14,480	14,566
Asian Development Bank	2.125%	3/19/25	2,325	2,351
Asian Development Bank	2.000%	4/24/26	16,475	16,532
Asian Development Bank	1.750%	8/14/26	8,700	8,565
Asian Development Bank	2.625%	1/12/27	11,250	11,759
Asian Development Bank	2.375%	8/10/27	2,800	2,871
Asian Development Bank	2.500%	11/2/27	17,245	17,843
Asian Development Bank	2.750%	1/19/28	6,700	7,041
Asian Development Bank	5.820%	6/16/28	4,080	5,207
Asian Development Bank	3.125%	9/26/28	8,500	9,223
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	16,275	16,747
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	6,550	7,113
Ecopetrol SA	4.125%	1/16/25	10,473	10,840
Ecopetrol SA	5.375%	6/26/26	9,990	11,002
Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	2,000	2,046
Equinor ASA	3.250%	11/10/24	8,495	8,866
Equinor ASA	7.250%	9/23/27	6,925	9,105
Equinor ASA	3.625%	9/10/28	4,000	4,300
European Investment Bank	2.500%	10/15/24	11,725	12,103
European Investment Bank	1.875%	2/10/25	32,440	32,420
European Investment Bank	2.125%	4/13/26	8,025	8,111
European Investment Bank	2.375%	5/24/27	16,415	16,893
Export-Import Bank of Korea	2.875%	1/21/25	15,800	16,092
Export-Import Bank of Korea	3.250%	11/10/25	8,200	8,556
Export-Import Bank of Korea	2.625%	5/26/26	13,000	12,854
Export-Import Bank of Korea	3.250%	8/12/26	5,300	5,457
Hydro-Quebec	8.050%	7/7/24	7,790	9,855
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	4,900	5,022
Inter-American Development Bank	2.125%	1/15/25	13,250	13,408
Inter-American Development Bank	7.000%	6/15/25	4,365	5,488
Inter-American Development Bank	2.000%	6/2/26	6,000	6,006

68

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Development Bank	2.375%	7/7/27	27,153	27,832
	Inter-American Development Bank	3.125%	9/18/28	18,425	19,988
	Inter-American Development Bank	2.250%	6/18/29	9,500	9,613
	International Bank for Reconstruction & Development	2.500%	11/25/24	40,300	41,626
	International Bank for Reconstruction & Development	2.125%	3/3/25	1,520	1,535
	International Bank for Reconstruction & Development	2.500%	7/29/25	27,010	27,896
	International Bank for Reconstruction & Development	3.125%	11/20/25	7,500	8,038
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,378
	International Bank for Reconstruction & Development	1.875%	10/27/26	14,400	14,303
	International Bank for Reconstruction & Development	2.500%	11/22/27	18,295	18,934
	International Finance Corp.	2.125%	4/7/26	7,905	7,981
5	Japan Bank for International Cooperation	2.125%	2/10/25	19,575	19,512
5	Japan Bank for International Cooperation	2.500%	5/28/25	5,350	5,439
5	Japan Bank for International Cooperation	2.750%	1/21/26	13,000	13,398
5	Japan Bank for International Cooperation	2.375%	4/20/26	6,250	6,293
5	Japan Bank for International Cooperation	1.875%	7/21/26	750	730
5	Japan Bank for International Cooperation	2.250%	11/4/26	14,325	14,272
5	Japan Bank for International Cooperation	2.875%	6/1/27	16,260	16,879
5	Japan Bank for International Cooperation	2.875%	7/21/27	13,700	14,179
5	Japan Bank for International Cooperation	2.750%	11/16/27	7,740	7,951
5	Japan Bank for International Cooperation	3.250%	7/20/28	10,650	11,376
5	Japan Bank for International Cooperation	3.500%	10/31/28	11,125	12,135
5	Japan International Cooperation Agency	2.750%	4/27/27	7,610	7,780
5	Japan International Cooperation Agency	3.375%	6/12/28	4,700	5,041
6	KFW	2.500%	11/20/24	50,090	51,682
6	KFW	2.000%	5/2/25	16,750	16,845
6	KFW	2.875%	4/3/28	13,000	13,816
	Korea Development Bank	3.000%	1/13/26	10,000	10,132
	Korea Development Bank	2.000%	9/12/26	8,750	8,276
6	Landwirtschaftliche Rentenbank	2.000%	1/13/25	12,255	12,308
6	Landwirtschaftliche Rentenbank	2.375%	6/10/25	12,800	13,113
6	Landwirtschaftliche Rentenbank	1.750%	7/27/26	14,925	14,664
6	Landwirtschaftliche Rentenbank	2.500%	11/15/27	11,640	12,004
3	Oriental Republic of Uruguay	4.500%	8/14/24	10,801	11,531
3	Oriental Republic of Uruguay	4.375%	10/27/27	12,915	13,948
	Petroleos Mexicanos	4.250%	1/15/25	13,840	12,808
	Petroleos Mexicanos	4.500%	1/23/26	9,550	8,706
	Petroleos Mexicanos	6.875%	8/4/26	21,750	21,976
	Petroleos Mexicanos	6.500%	3/13/27	44,040	43,545
	Petroleos Mexicanos	5.350%	2/12/28	21,435	19,463
	Petroleos Mexicanos	6.500%	1/23/29	16,500	15,968
	Province of Alberta	3.300%	3/15/28	11,855	12,682
	Province of British Columbia	6.500%	1/15/26	1,935	2,403
	Province of British Columbia	2.250%	6/2/26	6,290	6,336
	Province of Manitoba	2.125%	6/22/26	4,000	3,964
	Province of New Brunswick	3.625%	2/24/28	4,700	5,118
	Province of Ontario	2.500%	4/27/26	7,700	7,832
	Province of Ontario	2.300%	6/15/26	17,000	17,071
	Province of Quebec	2.875%	10/16/24	11,445	11,842
	Province of Quebec	2.500%	4/20/26	11,000	11,230
	Province of Quebec	2.750%	4/12/27	16,500	16,982
	Republic of Chile	3.125%	1/21/26	12,188	12,691
3	Republic of Chile	3.240%	2/6/28	14,525	15,217
3	Republic of Colombia	4.500%	1/28/26	12,811	13,836
3	Republic of Colombia	3.875%	4/25/27	23,243	24,226
3	Republic of Colombia	4.500%	3/15/29	15,950	17,425
	Republic of Indonesia	3.500%	1/11/28	14,250	14,305
	Republic of Indonesia	4.100%	4/24/28	10,050	10,603
	Republic of Indonesia	4.750%	2/11/29	5,653	6,261
	Republic of Korea	5.625%	11/3/25	1,775	2,110
	Republic of Korea	2.750%	1/19/27	22,800	23,147
3	Republic of Panama	4.000%	9/22/24	12,730	13,542
3	Republic of Panama	3.750%	3/16/25	12,895	13,588
	Republic of Panama	7.125%	1/29/26	9,354	11,658

69

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Panama	8.875%	9/30/27	8,920	12,622
3	Republic of Panama	3.875%	3/17/28	1,500	1,601
	Republic of Panama	9.375%	4/1/29	3,335	4,994
	Republic of Peru	7.350%	7/21/25	17,615	22,480
	Republic of Peru	4.125%	8/25/27	7,060	7,864
	Republic of Poland	3.250%	4/6/26	14,214	15,030
	Republic of the Philippines	9.500%	10/21/24	3,400	4,569
	Republic of the Philippines	10.625%	3/16/25	10,245	14,650
	Republic of the Philippines	5.500%	3/30/26	20,075	23,613
	Republic of the Philippines	3.000%	2/1/28	15,000	15,381
	Republic of the Philippines	3.750%	1/14/29	12,550	13,632
	State of Israel	2.875%	3/16/26	8,000	8,261
	State of Israel	3.250%	1/17/28	9,500	10,040
	United Mexican States	3.600%	1/30/25	22,480	22,985
	United Mexican States	4.125%	1/21/26	24,985	26,135
	United Mexican States	4.150%	3/28/27	27,375	28,634
	United Mexican States	3.750%	1/11/28	16,130	16,417
	United Mexican States	4.500%	4/22/29	12,750	13,661
Total Sovereign Bonds (Cost $1,428,916)					1,469,774
Taxable Municipal Bonds (0.2%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	2,070	2,118
	California GO	6.650%	3/1/22	3,500	3,849
	California GO	3.375%	4/1/25	4,575	4,872
	California GO	3.500%	4/1/28	3,600	3,886
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	190	193
7	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	5,750	7,263
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	1,925	2,215
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	1,660	1,728
	Oregon GO	5.892%	6/1/27	13,900	16,799
8	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,778
7	Oregon School Boards Association GO	5.550%	6/30/28	875	1,038
	Regents of the University of California Revenue	3.063%	7/1/25	9,500	9,865
	Utah GO	4.554%	7/1/24	9,895	10,522
	Utah GO	3.539%	7/1/25	65	68
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,300	3,452
8	Wisconsin GO	5.700%	5/1/26	2,990	3,414
Total Taxable Municipal Bonds (Cost $70,662)					73,060

				Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
9	Vanguard Market Liquidity Fund (Cost $175,965)	2.499%		1,759,493	175,984
Total Investments (99.7%) (Cost $31,903,440)					32,983,062
Other Assets and Liabilities—Net (0.3%)					110,733
Net Assets (100%)					33,093,795

1	U.S. government-guaranteed.

2

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

70

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2019

4

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $363,817,000, representing 1.1% of net assets.

5	Guaranteed by the Government of Japan.

6	Guaranteed by the Federal Republic of Germany.

7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

8	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

71

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (42.5%)
U.S. Government Securities (41.2%)
	United States Treasury Note/Bond	2.375%	5/15/29	19,775	20,424
	United States Treasury Note/Bond	6.125%	8/15/29	2,843	3,911
	United States Treasury Note/Bond	6.250%	5/15/30	24,135	34,023
	United States Treasury Note/Bond	5.375%	2/15/31	38,405	51,535
	United States Treasury Note/Bond	4.500%	2/15/36	48,060	63,364
	United States Treasury Note/Bond	5.000%	5/15/37	4	6
	United States Treasury Note/Bond	4.375%	2/15/38	15,278	20,181
	United States Treasury Note/Bond	4.500%	5/15/38	26,360	35,380
	United States Treasury Note/Bond	3.500%	2/15/39	38,717	45,953
	United States Treasury Note/Bond	4.250%	5/15/39	31,962	41,780
	United States Treasury Note/Bond	4.500%	8/15/39	39,981	53,962
	United States Treasury Note/Bond	4.375%	11/15/39	43,505	57,800
	United States Treasury Note/Bond	4.625%	2/15/40	72,261	99,133
	United States Treasury Note/Bond	4.375%	5/15/40	56,098	74,645
	United States Treasury Note/Bond	3.875%	8/15/40	48,265	60,233
	United States Treasury Note/Bond	4.250%	11/15/40	52,200	68,439
	United States Treasury Note/Bond	4.750%	2/15/41	59,480	83,160
	United States Treasury Note/Bond	4.375%	5/15/41	47,545	63,428
	United States Treasury Note/Bond	3.750%	8/15/41	60,470	74,180
	United States Treasury Note/Bond	3.125%	11/15/41	52,577	58,787
	United States Treasury Note/Bond	3.125%	2/15/42	66,302	74,072
	United States Treasury Note/Bond	3.000%	5/15/42	55,000	60,156
	United States Treasury Note/Bond	2.750%	8/15/42	77,833	81,578
	United States Treasury Note/Bond	2.750%	11/15/42	100,203	104,932
	United States Treasury Note/Bond	3.125%	2/15/43	99,215	110,547
	United States Treasury Note/Bond	2.875%	5/15/43	137,875	147,311
	United States Treasury Note/Bond	3.625%	8/15/43	113,015	136,289
	United States Treasury Note/Bond	3.750%	11/15/43	102,165	125,679
	United States Treasury Note/Bond	3.625%	2/15/44	166,249	200,694
	United States Treasury Note/Bond	3.375%	5/15/44	141,202	163,927
	United States Treasury Note/Bond	3.125%	8/15/44	131,803	146,898
	United States Treasury Note/Bond	3.000%	11/15/44	98,976	108,023
	United States Treasury Note/Bond	2.500%	2/15/45	116,932	116,366
	United States Treasury Note/Bond	3.000%	5/15/45	145,575	159,018
	United States Treasury Note/Bond	2.875%	8/15/45	132,712	141,691
	United States Treasury Note/Bond	3.000%	11/15/45	95,650	104,557
	United States Treasury Note/Bond	2.500%	2/15/46	124,132	123,318
	United States Treasury Note/Bond	2.500%	5/15/46	136,406	135,468
	United States Treasury Note/Bond	2.250%	8/15/46	139,424	131,538
	United States Treasury Note/Bond	2.875%	11/15/46	139,764	149,395
	United States Treasury Note/Bond	3.000%	2/15/47	132,644	145,266
	United States Treasury Note/Bond	3.000%	5/15/47	104,486	114,314
	United States Treasury Note/Bond	2.750%	8/15/47	140,996	146,922
	United States Treasury Note/Bond	2.750%	11/15/47	128,346	133,761
	United States Treasury Note/Bond	3.000%	2/15/48	125,720	137,506
	United States Treasury Note/Bond	3.125%	5/15/48	115,861	129,819
	United States Treasury Note/Bond	3.000%	8/15/48	233,935	256,121
	United States Treasury Note/Bond	3.375%	11/15/48	134,916	158,568
	United States Treasury Note/Bond	3.000%	2/15/49	167,012	183,165
	United States Treasury Note/Bond	2.875%	5/15/49	148,345	158,869
					5,096,092
Agency Bonds and Notes (1.3%)
	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,392
	Federal Home Loan Banks	5.500%	7/15/36	4,830	6,687
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,930	2,712
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	9,414	13,623
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	19,552	28,027
1	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	23
1	Federal National Mortgage Assn.	7.125%	1/15/30	9,175	13,300
1	Federal National Mortgage Assn.	7.250%	5/15/30	13,160	19,399
1	Federal National Mortgage Assn.	6.625%	11/15/30	9,240	13,211

72

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Federal National Mortgage Assn.	5.625%	7/15/37	6,080	8,580
1	Federal National Mortgage Assn.	6.210%	8/6/38	770	1,154
	Tennessee Valley Authority	7.125%	5/1/30	3,970	5,728
	Tennessee Valley Authority	4.650%	6/15/35	4,510	5,574
	Tennessee Valley Authority	5.880%	4/1/36	4,535	6,256
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,392
	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,583
	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,615
	Tennessee Valley Authority	5.250%	9/15/39	16,010	21,279
	Tennessee Valley Authority	4.875%	1/15/48	2,650	3,516
	Tennessee Valley Authority	5.375%	4/1/56	1,950	2,882
	Tennessee Valley Authority	4.625%	9/15/60	1,400	1,865
	Tennessee Valley Authority	4.250%	9/15/65	3,500	4,399
					166,197
Total U.S. Government and Agency Obligations (Cost $4,809,333)					5,262,289
Corporate Bonds (49.2%)
Finance (8.2%)
	Banking (4.3%)
	American Express Co.	4.050%	12/3/42	2,116	2,299
	Bank of America Corp.	6.110%	1/29/37	5,625	7,160
2	Bank of America Corp.	4.244%	4/24/38	7,930	8,630
	Bank of America Corp.	7.750%	5/14/38	6,209	9,157
2	Bank of America Corp.	4.078%	4/23/40	7,500	7,977
	Bank of America Corp.	5.875%	2/7/42	5,575	7,398
	Bank of America Corp.	5.000%	1/21/44	6,441	7,801
	Bank of America Corp.	4.875%	4/1/44	2,698	3,223
	Bank of America Corp.	4.750%	4/21/45	2,240	2,547
2	Bank of America Corp.	4.443%	1/20/48	4,585	5,161
2	Bank of America Corp.	3.946%	1/23/49	2,830	2,975
2	Bank of America Corp.	4.330%	3/15/50	8,675	9,683
	Bank of America NA	6.000%	10/15/36	4,524	5,961
	Bank of New York Mellon Corp.	3.300%	8/23/29	2,021	2,094
	Barclays plc	5.250%	8/17/45	2,500	2,727
	Barclays plc	4.950%	1/10/47	5,410	5,717
	Citigroup Inc.	6.625%	6/15/32	3,550	4,569
	Citigroup Inc.	5.875%	2/22/33	1,000	1,203
	Citigroup Inc.	6.000%	10/31/33	3,276	4,031
	Citigroup Inc.	6.125%	8/25/36	2,108	2,599
2	Citigroup Inc.	3.878%	1/24/39	4,375	4,544
	Citigroup Inc.	8.125%	7/15/39	6,009	9,562
	Citigroup Inc.	5.875%	1/30/42	3,280	4,308
	Citigroup Inc.	6.675%	9/13/43	1,894	2,633
	Citigroup Inc.	4.950%	11/7/43	1,983	2,146
	Citigroup Inc.	5.300%	5/6/44	4,825	5,769
	Citigroup Inc.	4.650%	7/30/45	2,050	2,345
	Citigroup Inc.	4.750%	5/18/46	4,265	4,793
2	Citigroup Inc.	4.281%	4/24/48	3,550	3,926
	Citigroup Inc.	4.650%	7/23/48	7,175	8,278
	Cooperatieve Rabobank UA	5.250%	5/24/41	2,675	3,432
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,255	2,856
	Cooperatieve Rabobank UA	5.250%	8/4/45	7,266	8,722
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	6,345	7,387
	Credit Suisse USA Inc.	7.125%	7/15/32	1,820	2,581
	Fifth Third Bancorp	8.250%	3/1/38	3,185	4,703
	First Republic Bank	4.375%	8/1/46	1,350	1,376
	First Republic Bank	4.625%	2/13/47	1,275	1,361
	Goldman Sachs Capital I	6.345%	2/15/34	3,850	4,813
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,792	3,505
	Goldman Sachs Group Inc.	6.750%	10/1/37	17,740	23,058
2	Goldman Sachs Group Inc.	4.017%	10/31/38	9,760	10,013
2	Goldman Sachs Group Inc.	4.411%	4/23/39	8,575	9,273
	Goldman Sachs Group Inc.	6.250%	2/1/41	7,905	10,564

73

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Goldman Sachs Group Inc.	4.800%	7/8/44	8,025	9,250
	Goldman Sachs Group Inc.	5.150%	5/22/45	6,705	7,656
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,171	3,644
	HSBC Bank USA NA	5.875%	11/1/34	3,796	4,777
	HSBC Bank USA NA	5.625%	8/15/35	2,281	2,753
	HSBC Bank USA NA	7.000%	1/15/39	2,900	4,084
	HSBC Holdings plc	7.625%	5/17/32	1,750	2,436
	HSBC Holdings plc	6.500%	5/2/36	7,478	9,671
	HSBC Holdings plc	6.500%	9/15/37	9,620	12,539
	HSBC Holdings plc	6.800%	6/1/38	4,255	5,732
	HSBC Holdings plc	6.100%	1/14/42	2,420	3,308
	HSBC Holdings plc	5.250%	3/14/44	2,765	3,230
	JPMorgan Chase & Co.	8.750%	9/1/30	575	816
	JPMorgan Chase & Co.	6.400%	5/15/38	8,733	12,032
2	JPMorgan Chase & Co.	3.882%	7/24/38	9,550	9,957
	JPMorgan Chase & Co.	5.500%	10/15/40	7,375	9,336
	JPMorgan Chase & Co.	5.600%	7/15/41	4,430	5,724
	JPMorgan Chase & Co.	5.400%	1/6/42	4,468	5,657
	JPMorgan Chase & Co.	5.625%	8/16/43	4,275	5,448
	JPMorgan Chase & Co.	4.850%	2/1/44	4,050	4,817
	JPMorgan Chase & Co.	4.950%	6/1/45	5,814	6,861
2	JPMorgan Chase & Co.	4.260%	2/22/48	6,820	7,502
2	JPMorgan Chase & Co.	4.032%	7/24/48	5,050	5,415
2	JPMorgan Chase & Co.	3.964%	11/15/48	8,350	8,767
2	JPMorgan Chase & Co.	3.897%	1/23/49	5,950	6,231
	Lloyds Banking Group plc	5.300%	12/1/45	3,155	3,540
	Lloyds Banking Group plc	4.344%	1/9/48	5,140	4,992
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,250	2,490
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	3,150	3,438
	Morgan Stanley	7.250%	4/1/32	2,561	3,594
2	Morgan Stanley	3.971%	7/22/38	7,100	7,399
2	Morgan Stanley	4.457%	4/22/39	3,950	4,375
	Morgan Stanley	6.375%	7/24/42	6,835	9,557
	Morgan Stanley	4.300%	1/27/45	9,275	10,149
	Morgan Stanley	4.375%	1/22/47	5,530	6,149
	Regions Bank	6.450%	6/26/37	1,650	2,084
	Regions Financial Corp.	7.375%	12/10/37	1,025	1,401
	Wachovia Corp.	7.500%	4/15/35	1,490	1,999
	Wachovia Corp.	5.500%	8/1/35	3,819	4,576
	Wells Fargo & Co.	5.375%	2/7/35	800	986
	Wells Fargo & Co.	5.375%	11/2/43	5,210	6,272
	Wells Fargo & Co.	5.606%	1/15/44	7,080	8,830
	Wells Fargo & Co.	4.650%	11/4/44	7,228	7,992
	Wells Fargo & Co.	3.900%	5/1/45	5,545	5,946
	Wells Fargo & Co.	4.900%	11/17/45	7,216	8,352
	Wells Fargo & Co.	4.400%	6/14/46	6,696	7,241
	Wells Fargo & Co.	4.750%	12/7/46	5,975	6,797
	Wells Fargo Bank NA	5.950%	8/26/36	1,055	1,346
	Wells Fargo Bank NA	5.850%	2/1/37	2,861	3,670
	Wells Fargo Bank NA	6.600%	1/15/38	4,439	6,165
2	Wells Fargo Capital X	5.950%	12/1/86	3,225	3,801
	Brokerage (0.2%)
	Brookfield Finance Inc.	4.700%	9/20/47	3,000	3,103
	CME Group Inc.	5.300%	9/15/43	2,515	3,214
	CME Group Inc.	4.150%	6/15/48	1,900	2,134
	Intercontinental Exchange Inc.	4.250%	9/21/48	3,325	3,704
	Invesco Finance plc	5.375%	11/30/43	1,800	2,033
	Jefferies Group LLC	6.250%	1/15/36	1,150	1,238
	Jefferies Group LLC	6.500%	1/20/43	2,025	2,173
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	3,255	3,106
	Legg Mason Inc.	5.625%	1/15/44	1,800	1,951
	Raymond James Financial Inc.	4.950%	7/15/46	2,725	3,035

74

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Finance Companies (0.3%)
	GATX Corp.	5.200%	3/15/44	1,075	1,185
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	37,271	36,755
	Insurance (3.0%)
	ACE Capital Trust II	9.700%	4/1/30	1,175	1,660
	Aetna Inc.	6.625%	6/15/36	2,614	3,219
	Aetna Inc.	6.750%	12/15/37	1,760	2,203
	Aetna Inc.	4.500%	5/15/42	1,725	1,705
	Aetna Inc.	4.125%	11/15/42	1,800	1,694
	Aetna Inc.	4.750%	3/15/44	1,420	1,433
	Aetna Inc.	3.875%	8/15/47	2,700	2,437
	Aflac Inc.	4.000%	10/15/46	1,325	1,374
	Aflac Inc.	4.750%	1/15/49	1,595	1,867
	Alleghany Corp.	4.900%	9/15/44	975	1,062
	Allstate Corp.	5.550%	5/9/35	1,540	1,903
	Allstate Corp.	5.950%	4/1/36	1,200	1,555
	Allstate Corp.	4.500%	6/15/43	1,950	2,207
	Allstate Corp.	4.200%	12/15/46	3,021	3,374
	Allstate Corp.	3.850%	8/10/49	500	524
2	Allstate Corp.	6.500%	5/15/67	1,630	1,850
	American Financial Group Inc.	4.500%	6/15/47	1,970	1,971
	American International Group Inc.	3.875%	1/15/35	2,611	2,614
	American International Group Inc.	4.700%	7/10/35	1,950	2,120
	American International Group Inc.	6.250%	5/1/36	3,311	4,085
	American International Group Inc.	4.500%	7/16/44	6,589	6,915
	American International Group Inc.	4.800%	7/10/45	1,438	1,573
	American International Group Inc.	4.750%	4/1/48	1,135	1,248
	American International Group Inc.	4.375%	1/15/55	4,175	4,205
2	American International Group Inc.	8.175%	5/15/68	1,425	1,796
	Anthem Inc.	5.850%	1/15/36	1,250	1,513
	Anthem Inc.	6.375%	6/15/37	1,350	1,721
	Anthem Inc.	4.625%	5/15/42	3,452	3,754
	Anthem Inc.	4.650%	1/15/43	4,631	5,046
	Anthem Inc.	5.100%	1/15/44	2,720	3,131
	Anthem Inc.	4.650%	8/15/44	1,775	1,932
	Anthem Inc.	4.375%	12/1/47	5,520	5,845
	Anthem Inc.	4.550%	3/1/48	1,764	1,928
	Anthem Inc.	4.850%	8/15/54	500	530
	Aon Corp.	6.250%	9/30/40	1,205	1,533
	Aon plc	4.600%	6/14/44	2,275	2,480
	Aon plc	4.750%	5/15/45	2,390	2,622
	Arch Capital Finance LLC	5.031%	12/15/46	1,450	1,719
	Arch Capital Group Ltd.	7.350%	5/1/34	975	1,364
	Arch Capital Group US Inc.	5.144%	11/1/43	1,630	1,934
	Assurant Inc.	6.750%	2/15/34	1,289	1,536
	AXA Equitable Holdings Inc.	5.000%	4/20/48	5,800	5,946
	AXA SA	8.600%	12/15/30	4,320	6,123
	AXIS Specialty Finance LLC	3.900%	7/15/29	900	914
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	2,483	3,260
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,274	3,716
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,180	2,440
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	8,450	9,384
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	5,125	5,741
	Berkshire Hathaway Inc.	4.500%	2/11/43	3,975	4,576
	Brighthouse Financial Inc.	4.700%	6/22/47	4,425	3,678
	Chubb Corp.	6.000%	5/11/37	2,868	3,853
	Chubb Corp.	6.500%	5/15/38	1,695	2,403
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,860	2,632
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,902	2,125
	Chubb INA Holdings Inc.	4.350%	11/3/45	3,456	4,008
	Cigna Holding Co.	5.375%	2/15/42	945	1,072
	Cigna Holding Co.	3.875%	10/15/47	1,330	1,238
	Cincinnati Financial Corp.	6.125%	11/1/34	1,350	1,708

75

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,500	1,596
	Hartford Financial Services Group Inc.	5.950%	10/15/36	2,070	2,564
	Hartford Financial Services Group Inc.	6.100%	10/1/41	2,280	2,881
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,225	1,296
	Humana Inc.	4.625%	12/1/42	1,776	1,869
	Humana Inc.	4.950%	10/1/44	2,987	3,298
	Humana Inc.	4.800%	3/15/47	1,200	1,321
	Lincoln National Corp.	6.150%	4/7/36	1,016	1,255
	Lincoln National Corp.	6.300%	10/9/37	730	926
	Lincoln National Corp.	7.000%	6/15/40	1,305	1,795
	Lincoln National Corp.	4.350%	3/1/48	2,050	2,144
	Loews Corp.	6.000%	2/1/35	1,125	1,412
	Loews Corp.	4.125%	5/15/43	1,590	1,641
	Manulife Financial Corp.	5.375%	3/4/46	3,720	4,564
	Markel Corp.	5.000%	4/5/46	1,590	1,701
	Markel Corp.	4.300%	11/1/47	450	437
	Markel Corp.	5.000%	5/20/49	315	341
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	645	808
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	3,320	3,786
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,800	1,946
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	660	698
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	3,850	4,589
	MetLife Inc.	6.500%	12/15/32	2,175	2,951
	MetLife Inc.	6.375%	6/15/34	2,747	3,772
	MetLife Inc.	5.700%	6/15/35	4,000	5,100
	MetLife Inc.	5.875%	2/6/41	2,793	3,664
	MetLife Inc.	4.125%	8/13/42	2,507	2,700
	MetLife Inc.	4.875%	11/13/43	3,566	4,207
	MetLife Inc.	4.721%	12/15/44	1,650	1,896
	MetLife Inc.	4.050%	3/1/45	2,416	2,585
	MetLife Inc.	4.600%	5/13/46	985	1,134
2	MetLife Inc.	6.400%	12/15/66	5,595	6,378
2	MetLife Inc.	10.750%	8/1/69	840	1,334
2	Nationwide Financial Services Inc.	6.750%	5/15/87	875	970
	PartnerRe Finance B LLC	3.700%	7/2/29	1,490	1,510
	Principal Financial Group Inc.	4.625%	9/15/42	1,175	1,288
	Principal Financial Group Inc.	4.350%	5/15/43	1,575	1,676
	Principal Financial Group Inc.	4.300%	11/15/46	1,730	1,825
	Progressive Corp.	4.350%	4/25/44	2,455	2,768
	Progressive Corp.	4.125%	4/15/47	3,650	4,011
	Progressive Corp.	4.200%	3/15/48	2,185	2,441
	Prudential Financial Inc.	5.750%	7/15/33	350	431
	Prudential Financial Inc.	5.700%	12/14/36	3,215	4,020
	Prudential Financial Inc.	6.625%	12/1/37	818	1,116
	Prudential Financial Inc.	6.625%	6/21/40	1,250	1,740
	Prudential Financial Inc.	6.200%	11/15/40	1,725	2,167
	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,355
	Prudential Financial Inc.	4.600%	5/15/44	1,453	1,653
	Prudential Financial Inc.	3.905%	12/7/47	2,311	2,395
	Prudential Financial Inc.	3.935%	12/7/49	4,018	4,183
	Prudential Financial Inc.	4.350%	2/25/50	3,225	3,584
	Selective Insurance Group Inc.	5.375%	3/1/49	800	885
	Transatlantic Holdings Inc.	8.000%	11/30/39	1,020	1,461
	Travelers Cos. Inc.	6.750%	6/20/36	1,050	1,475
	Travelers Cos. Inc.	6.250%	6/15/37	2,865	3,919
	Travelers Cos. Inc.	5.350%	11/1/40	3,078	3,921
	Travelers Cos. Inc.	4.600%	8/1/43	1,850	2,154
	Travelers Cos. Inc.	4.300%	8/25/45	925	1,049
	Travelers Cos. Inc.	3.750%	5/15/46	1,480	1,553
	Travelers Cos. Inc.	4.000%	5/30/47	2,000	2,181
	Travelers Cos. Inc.	4.050%	3/7/48	1,250	1,379
	Travelers Cos. Inc.	4.100%	3/4/49	1,500	1,665
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,670	2,289
	UnitedHealth Group Inc.	4.625%	7/15/35	4,091	4,686

76

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UnitedHealth Group Inc.	5.800%	3/15/36	1,820	2,323
UnitedHealth Group Inc.	6.500%	6/15/37	1,315	1,813
UnitedHealth Group Inc.	6.625%	11/15/37	2,525	3,539
UnitedHealth Group Inc.	6.875%	2/15/38	2,516	3,620
UnitedHealth Group Inc.	5.950%	2/15/41	1,900	2,500
UnitedHealth Group Inc.	4.625%	11/15/41	2,250	2,551
UnitedHealth Group Inc.	4.375%	3/15/42	1,785	1,979
UnitedHealth Group Inc.	3.950%	10/15/42	2,530	2,657
UnitedHealth Group Inc.	4.250%	3/15/43	4,598	5,031
UnitedHealth Group Inc.	4.750%	7/15/45	5,580	6,611
UnitedHealth Group Inc.	4.200%	1/15/47	3,559	3,862
UnitedHealth Group Inc.	4.250%	4/15/47	1,702	1,872
UnitedHealth Group Inc.	3.750%	10/15/47	2,990	3,045
UnitedHealth Group Inc.	4.250%	6/15/48	4,924	5,449
UnitedHealth Group Inc.	4.450%	12/15/48	3,100	3,556
Unum Group	5.750%	8/15/42	1,725	1,983
Voya Financial Inc.	5.700%	7/15/43	1,475	1,809
Voya Financial Inc.	4.800%	6/15/46	1,050	1,157
Willis North America Inc.	5.050%	9/15/48	1,250	1,371
WR Berkley Corp.	4.750%	8/1/44	1,205	1,300
XLIT Ltd.	5.250%	12/15/43	950	1,162
XLIT Ltd.	5.500%	3/31/45	1,500	1,775
Real Estate Investment Trusts (0.4%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,127	1,246
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,700	1,910
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	700	796
AvalonBay Communities Inc.	3.900%	10/15/46	2,380	2,501
AvalonBay Communities Inc.	4.150%	7/1/47	775	846
AvalonBay Communities Inc.	4.350%	4/15/48	360	406
Camden Property Trust	3.150%	7/1/29	1,500	1,521
Digital Realty Trust LP	3.600%	7/1/29	3,000	3,028
ERP Operating LP	4.500%	7/1/44	2,325	2,649
ERP Operating LP	4.500%	6/1/45	1,175	1,340
ERP Operating LP	4.000%	8/1/47	1,100	1,185
Essex Portfolio LP	4.500%	3/15/48	1,025	1,106
Federal Realty Investment Trust	4.500%	12/1/44	1,935	2,136
HCP Inc.	3.500%	7/15/29	2,130	2,134
HCP Inc.	6.750%	2/1/41	1,200	1,600
Hospitality Properties Trust	4.375%	2/15/30	950	899
Kilroy Realty LP	4.250%	8/15/29	750	797
Kimco Realty Corp.	4.250%	4/1/45	2,025	2,039
Kimco Realty Corp.	4.125%	12/1/46	1,300	1,285
Kimco Realty Corp.	4.450%	9/1/47	1,775	1,849
National Retail Properties Inc.	4.800%	10/15/48	1,000	1,136
Prologis LP	4.375%	9/15/48	1,000	1,142
Realty Income Corp.	4.650%	3/15/47	2,360	2,740
Regency Centers LP	4.400%	2/1/47	1,450	1,560
Regency Centers LP	4.650%	3/15/49	975	1,076
Simon Property Group LP	6.750%	2/1/40	2,235	3,193
Simon Property Group LP	4.750%	3/15/42	1,600	1,861
Simon Property Group LP	4.250%	10/1/44	1,465	1,613
Simon Property Group LP	4.250%	11/30/46	2,000	2,194
Spirit Realty LP	4.000%	7/15/29	1,000	1,012
Ventas Realty LP	5.700%	9/30/43	750	909
Ventas Realty LP	4.375%	2/1/45	1,175	1,202
Ventas Realty LP	4.875%	4/15/49	750	820
Welltower Inc.	6.500%	3/15/41	1,590	2,013
Welltower Inc.	4.950%	9/1/48	725	806
WP Carey Inc.	3.850%	7/15/29	955	967
				1,022,095
Industrial (35.1%)
Basic Industry (2.1%)
Albemarle Corp.	5.450%	12/1/44	1,125	1,201

77

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	ArcelorMittal	7.000%	10/15/39	2,450	2,906
	ArcelorMittal	6.750%	3/1/41	1,450	1,678
	Barrick Gold Corp.	6.450%	10/15/35	1,025	1,251
	Barrick Gold Corp.	5.250%	4/1/42	1,604	1,876
	Barrick North America Finance LLC	5.700%	5/30/41	3,640	4,350
	Barrick North America Finance LLC	5.750%	5/1/43	3,541	4,409
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,382	2,923
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	3,535	3,887
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	7,746	9,612
	Cabot Corp.	4.000%	7/1/29	1,000	1,014
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,500	1,595
	Dow Chemical Co.	7.375%	11/1/29	3,443	4,529
	Dow Chemical Co.	4.250%	10/1/34	2,375	2,465
	Dow Chemical Co.	9.400%	5/15/39	2,916	4,629
	Dow Chemical Co.	5.250%	11/15/41	1,839	2,036
	Dow Chemical Co.	4.375%	11/15/42	4,537	4,569
	Dow Chemical Co.	4.625%	10/1/44	1,000	1,038
3	Dow Chemical Co.	5.550%	11/30/48	2,550	3,015
3	Dow Chemical Co.	4.800%	5/15/49	2,500	2,693
	DuPont de Nemours Inc.	5.319%	11/15/38	6,550	7,656
	DuPont de Nemours Inc.	5.419%	11/15/48	7,050	8,554
	Eastman Chemical Co.	4.800%	9/1/42	1,715	1,800
	Eastman Chemical Co.	4.650%	10/15/44	2,925	3,010
	Ecolab Inc.	3.950%	12/1/47	3,629	3,893
	Georgia-Pacific LLC	7.750%	11/15/29	1,840	2,597
	Georgia-Pacific LLC	8.875%	5/15/31	1,350	2,090
	International Flavors & Fragrances Inc.	4.375%	6/1/47	1,845	1,863
	International Flavors & Fragrances Inc.	5.000%	9/26/48	2,550	2,813
	International Paper Co.	5.000%	9/15/35	1,720	1,891
	International Paper Co.	7.300%	11/15/39	2,300	2,994
	International Paper Co.	6.000%	11/15/41	2,120	2,473
	International Paper Co.	4.800%	6/15/44	2,717	2,778
	International Paper Co.	5.150%	5/15/46	2,150	2,296
	International Paper Co.	4.400%	8/15/47	4,300	4,167
	International Paper Co.	4.350%	8/15/48	3,640	3,548
	Lubrizol Corp.	6.500%	10/1/34	675	931
	LYB International Finance BV	5.250%	7/15/43	1,605	1,772
	LYB International Finance BV	4.875%	3/15/44	4,127	4,391
	LyondellBasell Industries NV	4.625%	2/26/55	3,435	3,423
	Meadwestvaco Corp.	7.950%	2/15/31	1,616	2,175
	Methanex Corp.	5.650%	12/1/44	1,100	1,062
	Mosaic Co.	5.450%	11/15/33	1,930	2,183
	Mosaic Co.	4.875%	11/15/41	1,130	1,113
	Mosaic Co.	5.625%	11/15/43	1,750	1,923
	Newmont Goldcorp Corp.	5.875%	4/1/35	1,410	1,688
	Newmont Goldcorp Corp.	6.250%	10/1/39	3,495	4,457
	Newmont Goldcorp Corp.	4.875%	3/15/42	2,542	2,829
3	Newmont Goldcorp Corp.	5.450%	6/9/44	2,075	2,492
	Nucor Corp.	6.400%	12/1/37	2,100	2,766
	Nucor Corp.	5.200%	8/1/43	1,630	1,917
	Nucor Corp.	4.400%	5/1/48	1,850	1,998
	Nutrien Ltd.	4.125%	3/15/35	1,400	1,381
	Nutrien Ltd.	7.125%	5/23/36	500	623
	Nutrien Ltd.	5.875%	12/1/36	1,490	1,731
	Nutrien Ltd.	5.625%	12/1/40	1,505	1,724
	Nutrien Ltd.	6.125%	1/15/41	1,010	1,228
	Nutrien Ltd.	4.900%	6/1/43	1,675	1,815
	Nutrien Ltd.	5.250%	1/15/45	1,390	1,567
	Nutrien Ltd.	5.000%	4/1/49	2,650	3,001
	Praxair Inc.	3.550%	11/7/42	1,910	1,939
	Rio Tinto Alcan Inc.	7.250%	3/15/31	1,760	2,433
	Rio Tinto Alcan Inc.	5.750%	6/1/35	2,700	3,330
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	3,726	4,618
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,250	1,477

78

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Rio Tinto Finance USA plc	4.125%	8/21/42	2,446	2,722
	Rohm & Haas Co.	7.850%	7/15/29	1,756	2,340
	RPM International Inc.	5.250%	6/1/45	1,000	1,045
	RPM International Inc.	4.250%	1/15/48	1,135	1,033
	Sherwin-Williams Co.	4.000%	12/15/42	400	387
	Sherwin-Williams Co.	4.550%	8/1/45	1,460	1,519
	Sherwin-Williams Co.	4.500%	6/1/47	4,166	4,436
	Southern Copper Corp.	7.500%	7/27/35	2,175	2,846
	Southern Copper Corp.	6.750%	4/16/40	4,143	5,201
	Southern Copper Corp.	5.250%	11/8/42	4,545	4,975
	Southern Copper Corp.	5.875%	4/23/45	4,740	5,583
3	Suzano Austria GmbH	5.000%	1/15/30	3,150	3,184
	Teck Resources Ltd.	6.125%	10/1/35	2,175	2,480
	Teck Resources Ltd.	6.000%	8/15/40	2,800	3,017
	Teck Resources Ltd.	6.250%	7/15/41	3,120	3,463
	Teck Resources Ltd.	5.400%	2/1/43	250	258
	Vale Canada Ltd.	7.200%	9/15/32	1,050	1,193
	Vale Overseas Ltd.	8.250%	1/17/34	1,908	2,485
	Vale Overseas Ltd.	6.875%	11/21/36	8,276	9,921
	Vale Overseas Ltd.	6.875%	11/10/39	4,100	4,925
	Vale SA	5.625%	9/11/42	1,185	1,272
	Westlake Chemical Corp.	5.000%	8/15/46	2,428	2,498
	Westlake Chemical Corp.	4.375%	11/15/47	1,610	1,515
	Westrock MWV LLC	8.200%	1/15/30	590	802
	Weyerhaeuser Co.	4.000%	11/15/29	1,550	1,648
	Weyerhaeuser Co.	7.375%	3/15/32	4,555	6,363
	Weyerhaeuser Co.	6.875%	12/15/33	550	717
	WRKCO Inc.	4.200%	6/1/32	2,150	2,217
	Capital Goods (2.5%)
	3M Co.	5.700%	3/15/37	800	1,049
	3M Co.	3.875%	6/15/44	520	543
	3M Co.	3.125%	9/19/46	2,750	2,524
	3M Co.	3.625%	10/15/47	2,825	2,834
	3M Co.	4.000%	9/14/48	3,175	3,427
	ABB Finance USA Inc.	4.375%	5/8/42	2,451	2,797
	Boeing Co.	6.125%	2/15/33	1,415	1,862
	Boeing Co.	3.600%	5/1/34	2,750	2,867
	Boeing Co.	6.625%	2/15/38	1,400	1,951
	Boeing Co.	3.550%	3/1/38	1,050	1,060
	Boeing Co.	3.500%	3/1/39	1,225	1,227
	Boeing Co.	6.875%	3/15/39	1,613	2,326
	Boeing Co.	5.875%	2/15/40	1,865	2,441
	Boeing Co.	3.375%	6/15/46	1,320	1,219
	Boeing Co.	3.650%	3/1/47	2,000	2,015
	Boeing Co.	3.625%	3/1/48	1,150	1,143
	Boeing Co.	3.850%	11/1/48	1,000	1,036
	Boeing Co.	3.900%	5/1/49	950	995
	Boeing Co.	3.825%	3/1/59	1,000	1,012
	Caterpillar Inc.	5.300%	9/15/35	1,600	1,955
	Caterpillar Inc.	6.050%	8/15/36	2,540	3,344
	Caterpillar Inc.	5.200%	5/27/41	2,362	2,973
	Caterpillar Inc.	3.803%	8/15/42	5,758	6,140
	Caterpillar Inc.	4.300%	5/15/44	550	621
	Caterpillar Inc.	4.750%	5/15/64	1,750	2,061
	Crane Co.	4.200%	3/15/48	1,150	1,125
	Deere & Co.	5.375%	10/16/29	2,869	3,494
	Deere & Co.	3.900%	6/9/42	3,856	4,242
	Dover Corp.	5.375%	10/15/35	825	967
	Dover Corp.	6.600%	3/15/38	575	757
	Dover Corp.	5.375%	3/1/41	750	881
	Eaton Corp.	4.000%	11/2/32	3,290	3,637
	Eaton Corp.	4.150%	11/2/42	2,656	2,792
	Eaton Corp.	3.915%	9/15/47	1,625	1,646

79

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Fortive Corp.	4.300%	6/15/46	1,731	1,742
General Dynamics Corp.	3.600%	11/15/42	1,705	1,791
General Electric Co.	6.750%	3/15/32	8,202	10,086
General Electric Co.	6.150%	8/7/37	3,914	4,545
General Electric Co.	5.875%	1/14/38	8,488	9,605
General Electric Co.	6.875%	1/10/39	7,270	9,104
General Electric Co.	4.125%	10/9/42	6,881	6,329
General Electric Co.	4.500%	3/11/44	7,861	7,583
Honeywell International Inc.	5.700%	3/15/36	1,450	1,869
Honeywell International Inc.	5.700%	3/15/37	1,725	2,248
Honeywell International Inc.	5.375%	3/1/41	1,720	2,179
Honeywell International Inc.	3.812%	11/21/47	1,100	1,176
Illinois Tool Works Inc.	4.875%	9/15/41	2,533	3,058
Illinois Tool Works Inc.	3.900%	9/1/42	3,613	3,971
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	1,820	2,246
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	925	957
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	825	887
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	1,125	1,208
Johnson Controls International plc	6.000%	1/15/36	859	1,010
Johnson Controls International plc	4.625%	7/2/44	2,600	2,662
Johnson Controls International plc	5.125%	9/14/45	303	332
Johnson Controls International plc	4.500%	2/15/47	2,425	2,445
Johnson Controls International plc	4.950%	7/2/64	1,140	1,113
L3Harris Technologies Inc.	4.854%	4/27/35	1,300	1,436
L3Harris Technologies Inc.	6.150%	12/15/40	1,045	1,346
L3Harris Technologies Inc.	5.054%	4/27/45	1,595	1,853
Lockheed Martin Corp.	3.600%	3/1/35	350	362
Lockheed Martin Corp.	4.500%	5/15/36	1,625	1,863
Lockheed Martin Corp.	6.150%	9/1/36	2,635	3,532
Lockheed Martin Corp.	5.720%	6/1/40	2,239	2,892
Lockheed Martin Corp.	4.070%	12/15/42	3,565	3,922
Lockheed Martin Corp.	3.800%	3/1/45	1,507	1,594
Lockheed Martin Corp.	4.700%	5/15/46	5,130	6,189
Lockheed Martin Corp.	4.090%	9/15/52	5,175	5,697
Martin Marietta Materials Inc.	4.250%	12/15/47	2,175	2,032
Masco Corp.	7.750%	8/1/29	443	556
Masco Corp.	6.500%	8/15/32	160	188
Masco Corp.	4.500%	5/15/47	925	869
Northrop Grumman Corp.	5.050%	11/15/40	1,300	1,525
Northrop Grumman Corp.	4.750%	6/1/43	2,182	2,526
Northrop Grumman Corp.	3.850%	4/15/45	2,466	2,537
Northrop Grumman Corp.	4.030%	10/15/47	6,200	6,604
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,465	2,099
Owens Corning	7.000%	12/1/36	1,034	1,223
Owens Corning	4.300%	7/15/47	2,375	2,001
Owens Corning	4.400%	1/30/48	1,200	1,016
Parker-Hannifin Corp.	4.200%	11/21/34	1,550	1,726
Parker-Hannifin Corp.	6.250%	5/15/38	1,095	1,453
Parker-Hannifin Corp.	4.450%	11/21/44	1,830	2,030
Parker-Hannifin Corp.	4.100%	3/1/47	1,847	1,912
Parker-Hannifin Corp.	4.000%	6/14/49	2,600	2,713
Precision Castparts Corp.	3.900%	1/15/43	1,580	1,654
Precision Castparts Corp.	4.375%	6/15/45	2,975	3,344
Raytheon Co.	4.875%	10/15/40	1,800	2,135
Raytheon Co.	4.700%	12/15/41	1,850	2,173
Republic Services Inc.	6.200%	3/1/40	1,110	1,460
Republic Services Inc.	5.700%	5/15/41	1,280	1,614
Rockwell Automation Inc.	4.200%	3/1/49	1,850	2,070
Rockwell Collins Inc.	4.800%	12/15/43	1,025	1,170
Rockwell Collins Inc.	4.350%	4/15/47	3,230	3,538
Snap-on Inc.	4.100%	3/1/48	1,320	1,427
Sonoco Products Co.	5.750%	11/1/40	1,950	2,237
Stanley Black & Decker Inc.	5.200%	9/1/40	1,300	1,535
Stanley Black & Decker Inc.	4.850%	11/15/48	1,750	2,066

80

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Textron Inc.	3.900%	9/17/29	1,200	1,254
United Technologies Corp.	7.500%	9/15/29	2,380	3,276
United Technologies Corp.	5.400%	5/1/35	1,925	2,334
United Technologies Corp.	6.050%	6/1/36	2,150	2,755
United Technologies Corp.	6.125%	7/15/38	2,425	3,212
United Technologies Corp.	4.450%	11/16/38	3,550	3,964
United Technologies Corp.	5.700%	4/15/40	4,460	5,682
United Technologies Corp.	4.500%	6/1/42	10,175	11,462
United Technologies Corp.	4.150%	5/15/45	4,299	4,607
United Technologies Corp.	3.750%	11/1/46	1,700	1,720
United Technologies Corp.	4.050%	5/4/47	2,250	2,409
United Technologies Corp.	4.625%	11/16/48	5,775	6,723
Valmont Industries Inc.	5.000%	10/1/44	1,475	1,478
Valmont Industries Inc.	5.250%	10/1/54	1,000	985
Vulcan Materials Co.	4.500%	6/15/47	3,760	3,620
Waste Management Inc.	3.900%	3/1/35	2,590	2,732
Waste Management Inc.	4.000%	7/15/39	1,625	1,738
Waste Management Inc.	4.100%	3/1/45	1,795	1,936
Waste Management Inc.	4.150%	7/15/49	3,000	3,293
WW Grainger Inc.	4.600%	6/15/45	3,320	3,673
WW Grainger Inc.	3.750%	5/15/46	1,375	1,354
WW Grainger Inc.	4.200%	5/15/47	1,220	1,291
Xylem Inc.	4.375%	11/1/46	1,600	1,662
Communication (7.1%)
Activision Blizzard Inc.	4.500%	6/15/47	1,300	1,345
America Movil SAB de CV	6.375%	3/1/35	3,385	4,409
America Movil SAB de CV	6.125%	11/15/37	1,375	1,762
America Movil SAB de CV	6.125%	3/30/40	5,850	7,615
America Movil SAB de CV	4.375%	7/16/42	4,225	4,518
America Movil SAB de CV	4.375%	4/22/49	4,700	5,049
American Tower Corp.	3.800%	8/15/29	5,000	5,145
AT&T Corp.	8.750%	11/15/31	1,842	2,555
AT&T Inc.	4.300%	2/15/30	11,301	12,038
AT&T Inc.	4.500%	5/15/35	8,789	9,201
AT&T Inc.	5.250%	3/1/37	10,000	11,213
AT&T Inc.	4.900%	8/15/37	6,000	6,477
AT&T Inc.	4.850%	3/1/39	3,800	4,057
AT&T Inc.	6.350%	3/15/40	3,085	3,794
AT&T Inc.	6.000%	8/15/40	4,800	5,698
AT&T Inc.	5.350%	9/1/40	6,000	6,731
AT&T Inc.	6.375%	3/1/41	4,925	6,135
AT&T Inc.	5.550%	8/15/41	5,248	6,067
AT&T Inc.	5.375%	10/15/41	2,300	2,552
AT&T Inc.	5.150%	3/15/42	4,325	4,719
AT&T Inc.	4.900%	6/15/42	5,990	6,344
AT&T Inc.	4.300%	12/15/42	6,701	6,618
AT&T Inc.	5.350%	12/15/43	1,820	2,001
AT&T Inc.	4.650%	6/1/44	3,400	3,504
AT&T Inc.	4.800%	6/15/44	6,550	6,909
AT&T Inc.	4.350%	6/15/45	7,417	7,377
AT&T Inc.	4.750%	5/15/46	10,786	11,368
AT&T Inc.	5.150%	11/15/46	8,180	9,032
AT&T Inc.	5.450%	3/1/47	7,795	8,943
AT&T Inc.	4.500%	3/9/48	14,512	14,782
AT&T Inc.	4.550%	3/9/49	9,679	9,878
AT&T Inc.	5.150%	2/15/50	7,090	7,808
AT&T Inc.	5.700%	3/1/57	3,345	3,956
AT&T Inc.	5.300%	8/15/58	2,175	2,410
Bell Canada Inc.	4.464%	4/1/48	3,375	3,674
British Telecommunications plc	9.625%	12/15/30	7,890	11,882
CBS Corp.	7.875%	7/30/30	2,203	3,000
CBS Corp.	5.500%	5/15/33	1,523	1,742
CBS Corp.	5.900%	10/15/40	925	1,087

81

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CBS Corp.	4.850%	7/1/42	1,486	1,584
	CBS Corp.	4.900%	8/15/44	2,750	2,927
	CBS Corp.	4.600%	1/15/45	1,300	1,338
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	6,359	7,427
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	2,550	2,729
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	10,697	12,655
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	8,673	9,126
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	9,530	10,535
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	3,700	3,757
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	1,600	1,895
	Comcast Corp.	4.250%	10/15/30	6,250	6,938
	Comcast Corp.	4.250%	1/15/33	3,726	4,175
	Comcast Corp.	7.050%	3/15/33	1,205	1,678
	Comcast Corp.	4.200%	8/15/34	3,400	3,757
	Comcast Corp.	5.650%	6/15/35	1,400	1,747
	Comcast Corp.	4.400%	8/15/35	4,345	4,836
	Comcast Corp.	6.500%	11/15/35	3,890	5,271
	Comcast Corp.	3.200%	7/15/36	3,690	3,584
	Comcast Corp.	6.450%	3/15/37	3,475	4,691
	Comcast Corp.	6.950%	8/15/37	2,600	3,685
	Comcast Corp.	3.900%	3/1/38	4,000	4,212
	Comcast Corp.	6.400%	5/15/38	2,231	3,002
	Comcast Corp.	4.600%	10/15/38	9,850	11,204
	Comcast Corp.	6.400%	3/1/40	1,671	2,264
	Comcast Corp.	4.650%	7/15/42	4,405	5,060
	Comcast Corp.	4.500%	1/15/43	2,600	2,897
	Comcast Corp.	4.750%	3/1/44	3,251	3,773
	Comcast Corp.	4.600%	8/15/45	5,700	6,435
	Comcast Corp.	3.400%	7/15/46	5,060	4,817
	Comcast Corp.	4.000%	8/15/47	2,900	3,052
	Comcast Corp.	3.969%	11/1/47	7,860	8,218
	Comcast Corp.	4.700%	10/15/48	10,475	12,174
	Comcast Corp.	3.999%	11/1/49	8,322	8,689
	Comcast Corp.	4.049%	11/1/52	4,985	5,247
	Comcast Corp.	4.950%	10/15/58	8,925	10,780
	Crown Castle International Corp.	4.750%	5/15/47	1,825	1,965
	Crown Castle International Corp.	5.200%	2/15/49	1,700	1,931
	Deutsche Telekom International Finance BV	8.750%	6/15/30	13,055	18,774
	Discovery Communications LLC	5.000%	9/20/37	4,675	4,882
	Discovery Communications LLC	6.350%	6/1/40	3,201	3,774
	Discovery Communications LLC	4.950%	5/15/42	2,220	2,237
	Discovery Communications LLC	4.875%	4/1/43	3,697	3,702
	Discovery Communications LLC	5.200%	9/20/47	4,055	4,245
	Discovery Communications LLC	5.300%	5/15/49	1,289	1,384
3	Fox Corp.	5.476%	1/25/39	4,175	4,909
3	Fox Corp.	5.576%	1/25/49	5,475	6,664
	Grupo Televisa SAB	8.500%	3/11/32	1,085	1,443
	Grupo Televisa SAB	6.625%	1/15/40	1,478	1,768
	Grupo Televisa SAB	5.000%	5/13/45	3,385	3,417
	Grupo Televisa SAB	6.125%	1/31/46	3,700	4,305
	Grupo Televisa SAB	5.250%	5/24/49	1,200	1,238
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	2,270	2,523
	Koninklijke KPN NV	8.375%	10/1/30	3,000	3,934
	Moody’s Corp.	5.250%	7/15/44	1,800	2,132
	NBCUniversal Media LLC	6.400%	4/30/40	1,970	2,666
	NBCUniversal Media LLC	5.950%	4/1/41	4,056	5,335
	NBCUniversal Media LLC	4.450%	1/15/43	3,712	4,051

82

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New Cingular Wireless Services Inc.	8.750%	3/1/31	1,130	1,599
	Orange SA	9.000%	3/1/31	8,474	12,856
	Orange SA	5.375%	1/13/42	3,525	4,273
	Orange SA	5.500%	2/6/44	1,941	2,389
	Rogers Communications Inc.	7.500%	8/15/38	1,250	1,789
	Rogers Communications Inc.	4.500%	3/15/43	3,575	3,908
	Rogers Communications Inc.	5.450%	10/1/43	1,025	1,235
	Rogers Communications Inc.	5.000%	3/15/44	4,249	4,915
	Rogers Communications Inc.	4.300%	2/15/48	1,850	1,965
	Rogers Communications Inc.	4.350%	5/1/49	2,500	2,699
	S&P Global Inc.	6.550%	11/15/37	1,275	1,724
	S&P Global Inc.	4.500%	5/15/48	1,900	2,171
	Telefonica Emisiones SAU	7.045%	6/20/36	6,200	8,098
	Telefonica Emisiones SAU	4.665%	3/6/38	2,575	2,670
	Telefonica Emisiones SAU	5.213%	3/8/47	7,822	8,601
	Telefonica Emisiones SAU	4.895%	3/6/48	4,150	4,354
	Telefonica Emisiones SAU	5.520%	3/1/49	4,500	5,162
	Telefonica Europe BV	8.250%	9/15/30	3,917	5,484
	TELUS Corp.	4.600%	11/16/48	2,175	2,395
	TELUS Corp.	4.300%	6/15/49	1,500	1,590
	Thomson Reuters Corp.	5.500%	8/15/35	1,790	1,964
	Thomson Reuters Corp.	5.850%	4/15/40	1,240	1,425
	Thomson Reuters Corp.	5.650%	11/23/43	1,100	1,239
	Time Warner Cable LLC	6.550%	5/1/37	4,400	5,038
	Time Warner Cable LLC	7.300%	7/1/38	4,128	5,016
	Time Warner Cable LLC	6.750%	6/15/39	3,994	4,612
	Time Warner Cable LLC	5.875%	11/15/40	4,088	4,445
	Time Warner Cable LLC	5.500%	9/1/41	4,543	4,757
	Time Warner Cable LLC	4.500%	9/15/42	5,279	4,926
	Time Warner Entertainment Co. LP	8.375%	7/15/33	3,246	4,369
3	Verizon Communications Inc.	4.016%	12/3/29	16,250	17,571
	Verizon Communications Inc.	4.500%	8/10/33	10,625	11,917
	Verizon Communications Inc.	4.400%	11/1/34	9,450	10,444
	Verizon Communications Inc.	4.272%	1/15/36	10,000	10,787
	Verizon Communications Inc.	5.250%	3/16/37	10,500	12,562
	Verizon Communications Inc.	4.812%	3/15/39	6,000	6,877
	Verizon Communications Inc.	4.750%	11/1/41	4,110	4,624
	Verizon Communications Inc.	3.850%	11/1/42	4,110	4,177
	Verizon Communications Inc.	6.550%	9/15/43	1,300	1,787
	Verizon Communications Inc.	4.125%	8/15/46	4,168	4,328
	Verizon Communications Inc.	4.862%	8/21/46	14,000	16,281
	Verizon Communications Inc.	5.500%	3/16/47	5,169	6,516
	Verizon Communications Inc.	4.522%	9/15/48	14,800	16,549
	Verizon Communications Inc.	5.012%	4/15/49	12,300	14,685
	Verizon Communications Inc.	5.012%	8/21/54	5,000	5,966
	Verizon Communications Inc.	4.672%	3/15/55	10,700	12,138
	Viacom Inc.	6.875%	4/30/36	4,530	5,721
	Viacom Inc.	4.375%	3/15/43	4,962	4,846
	Viacom Inc.	5.850%	9/1/43	3,114	3,671
	Vodafone Group plc	7.875%	2/15/30	2,475	3,335
	Vodafone Group plc	6.250%	11/30/32	1,650	2,037
	Vodafone Group plc	6.150%	2/27/37	5,585	6,764
	Vodafone Group plc	5.000%	5/30/38	3,230	3,484
	Vodafone Group plc	4.375%	2/19/43	4,625	4,571
	Vodafone Group plc	5.250%	5/30/48	9,639	10,660
	Walt Disney Co.	7.000%	3/1/32	1,640	2,325
3	Walt Disney Co.	6.550%	3/15/33	1,225	1,689
3	Walt Disney Co.	6.200%	12/15/34	3,190	4,296
3	Walt Disney Co.	6.400%	12/15/35	2,630	3,602
3	Walt Disney Co.	6.150%	3/1/37	7,823	10,608
3	Walt Disney Co.	6.900%	8/15/39	3,278	4,856
3	Walt Disney Co.	6.150%	2/15/41	2,609	3,599
	Walt Disney Co.	4.375%	8/16/41	1,275	1,468
	Walt Disney Co.	4.125%	12/1/41	1,805	2,003

83

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Walt Disney Co.	3.700%	12/1/42	3,727	3,943
3	Walt Disney Co.	5.400%	10/1/43	4,035	5,252
3	Walt Disney Co.	4.750%	9/15/44	3,465	4,204
3	Walt Disney Co.	7.750%	12/1/45	2,995	5,003
	Walt Disney Co.	3.000%	7/30/46	1,015	949
	Consumer Cyclical (3.0%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	2,300	2,513
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,800	2,853
	Alibaba Group Holding Ltd.	4.200%	12/6/47	3,925	4,102
	Alibaba Group Holding Ltd.	4.400%	12/6/57	3,950	4,189
	Amazon.com Inc.	4.800%	12/5/34	4,790	5,886
	Amazon.com Inc.	3.875%	8/22/37	9,714	10,699
	Amazon.com Inc.	4.950%	12/5/44	5,450	6,862
	Amazon.com Inc.	4.050%	8/22/47	9,075	10,244
	Amazon.com Inc.	4.250%	8/22/57	7,550	8,679
	Aptiv plc	4.400%	10/1/46	275	255
	Aptiv plc	5.400%	3/15/49	1,175	1,232
	BorgWarner Inc.	4.375%	3/15/45	1,700	1,667
	Cummins Inc.	7.125%	3/1/28	450	590
	Cummins Inc.	4.875%	10/1/43	1,575	1,881
	Daimler Finance North America LLC	8.500%	1/18/31	4,188	6,220
	Darden Restaurants Inc.	4.550%	2/15/48	1,000	998
	eBay Inc.	4.000%	7/15/42	2,545	2,353
	Ford Holdings LLC	9.300%	3/1/30	1,030	1,317
	Ford Motor Co.	6.375%	2/1/29	1,181	1,277
	Ford Motor Co.	7.450%	7/16/31	4,732	5,584
	Ford Motor Co.	4.750%	1/15/43	4,555	3,953
	Ford Motor Co.	7.400%	11/1/46	1,075	1,193
	Ford Motor Co.	5.291%	12/8/46	4,376	4,041
	General Motors Co.	5.000%	4/1/35	2,405	2,352
	General Motors Co.	6.600%	4/1/36	3,626	3,987
	General Motors Co.	5.150%	4/1/38	2,128	2,089
	General Motors Co.	6.250%	10/2/43	6,366	6,706
	General Motors Co.	5.200%	4/1/45	4,400	4,210
	General Motors Co.	6.750%	4/1/46	2,566	2,861
	General Motors Co.	5.400%	4/1/48	1,825	1,769
	General Motors Co.	5.950%	4/1/49	3,817	3,974
	Harley-Davidson Inc.	4.625%	7/28/45	1,005	1,013
	Home Depot Inc.	5.875%	12/16/36	8,350	11,033
	Home Depot Inc.	5.400%	9/15/40	2,400	3,057
	Home Depot Inc.	5.950%	4/1/41	3,148	4,247
	Home Depot Inc.	4.200%	4/1/43	4,030	4,471
	Home Depot Inc.	4.875%	2/15/44	3,798	4,582
	Home Depot Inc.	4.400%	3/15/45	3,842	4,414
	Home Depot Inc.	4.250%	4/1/46	5,088	5,704
	Home Depot Inc.	3.900%	6/15/47	4,303	4,650
	Home Depot Inc.	4.500%	12/6/48	4,575	5,359
	Home Depot Inc.	3.500%	9/15/56	3,218	3,156
	Kohl’s Corp.	5.550%	7/17/45	1,450	1,444
	Lear Corp.	5.250%	5/15/49	1,400	1,382
	Lowe’s Cos. Inc.	4.650%	4/15/42	4,038	4,278
	Lowe’s Cos. Inc.	4.250%	9/15/44	1,027	1,033
	Lowe’s Cos. Inc.	4.375%	9/15/45	3,186	3,301
	Lowe’s Cos. Inc.	3.700%	4/15/46	2,354	2,208
	Lowe’s Cos. Inc.	4.050%	5/3/47	5,324	5,254
	Lowe’s Cos. Inc.	4.550%	4/5/49	5,200	5,565
	Macy’s Retail Holdings Inc.	4.500%	12/15/34	941	866
	Mastercard Inc.	3.800%	11/21/46	2,475	2,646
	Mastercard Inc.	3.950%	2/26/48	1,800	2,000
	Mastercard Inc.	3.650%	6/1/49	4,850	5,107
	McDonald’s Corp.	4.700%	12/9/35	3,469	3,952
	McDonald’s Corp.	6.300%	10/15/37	2,032	2,648
	McDonald’s Corp.	6.300%	3/1/38	2,521	3,269

84

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
McDonald’s Corp.	5.700%	2/1/39	1,600	1,966
McDonald’s Corp.	3.700%	2/15/42	2,378	2,309
McDonald’s Corp.	3.625%	5/1/43	1,650	1,584
McDonald’s Corp.	4.600%	5/26/45	2,290	2,507
McDonald’s Corp.	4.875%	12/9/45	4,981	5,730
McDonald’s Corp.	4.450%	3/1/47	3,415	3,713
McDonald’s Corp.	4.450%	9/1/48	3,300	3,584
NIKE Inc.	3.625%	5/1/43	1,875	1,942
NIKE Inc.	3.875%	11/1/45	3,316	3,520
NIKE Inc.	3.375%	11/1/46	2,100	2,069
Nordstrom Inc.	5.000%	1/15/44	3,299	3,073
QVC Inc.	5.450%	8/15/34	1,300	1,279
Starbucks Corp.	3.550%	8/15/29	3,275	3,419
Starbucks Corp.	4.300%	6/15/45	1,075	1,129
Starbucks Corp.	3.750%	12/1/47	1,630	1,592
Starbucks Corp.	4.500%	11/15/48	3,400	3,699
Starbucks Corp.	4.450%	8/15/49	1,500	1,640
Target Corp.	6.350%	11/1/32	1,364	1,847
Target Corp.	6.500%	10/15/37	1,162	1,642
Target Corp.	7.000%	1/15/38	2,194	3,272
Target Corp.	4.000%	7/1/42	4,908	5,283
Target Corp.	3.625%	4/15/46	3,350	3,414
Target Corp.	3.900%	11/15/47	2,850	3,048
Toyota Motor Corp.	2.760%	7/2/29	1,650	1,657
VF Corp.	6.450%	11/1/37	1,140	1,525
Visa Inc.	4.150%	12/14/35	4,888	5,595
Visa Inc.	4.300%	12/14/45	12,336	14,578
Visa Inc.	3.650%	9/15/47	3,763	4,043
Walgreen Co.	4.400%	9/15/42	1,639	1,547
Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,550	1,587
Walgreens Boots Alliance Inc.	4.800%	11/18/44	4,875	4,853
Walgreens Boots Alliance Inc.	4.650%	6/1/46	1,265	1,249
Walmart Inc.	3.250%	7/8/29	5,200	5,480
Walmart Inc.	7.550%	2/15/30	2,549	3,635
Walmart Inc.	5.250%	9/1/35	7,081	9,028
Walmart Inc.	6.200%	4/15/38	5,402	7,697
Walmart Inc.	3.950%	6/28/38	4,625	5,161
Walmart Inc.	5.625%	4/1/40	2,843	3,816
Walmart Inc.	4.875%	7/8/40	1,440	1,776
Walmart Inc.	5.000%	10/25/40	2,015	2,517
Walmart Inc.	5.625%	4/15/41	3,235	4,363
Walmart Inc.	4.000%	4/11/43	1,676	1,858
Walmart Inc.	4.300%	4/22/44	1,669	1,930
Walmart Inc.	3.625%	12/15/47	3,280	3,501
Walmart Inc.	4.050%	6/29/48	9,750	11,145
Western Union Co.	6.200%	11/17/36	1,675	1,812
Consumer Noncyclical (9.4%)
Abbott Laboratories	4.750%	11/30/36	6,245	7,372
Abbott Laboratories	6.150%	11/30/37	1,828	2,469
Abbott Laboratories	6.000%	4/1/39	1,845	2,419
Abbott Laboratories	5.300%	5/27/40	968	1,179
Abbott Laboratories	4.750%	4/15/43	2,650	2,999
Abbott Laboratories	4.900%	11/30/46	9,834	12,068
AbbVie Inc.	4.500%	5/14/35	8,595	8,812
AbbVie Inc.	4.300%	5/14/36	3,756	3,762
AbbVie Inc.	4.400%	11/6/42	8,923	8,755
AbbVie Inc.	4.700%	5/14/45	9,015	9,172
AbbVie Inc.	4.450%	5/14/46	7,460	7,278
AbbVie Inc.	4.875%	11/14/48	3,950	4,130
Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,450	1,630
AHS Hospital Corp.	5.024%	7/1/45	1,450	1,804
Allergan Finance LLC	4.625%	10/1/42	4,525	4,518
Allergan Funding SCS	4.550%	3/15/35	5,887	5,994

85

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Allergan Funding SCS	4.850%	6/15/44	3,525	3,652
	Allina Health System	3.887%	4/15/49	1,000	1,056
	Altria Group Inc.	5.800%	2/14/39	7,325	8,175
	Altria Group Inc.	4.250%	8/9/42	1,626	1,496
	Altria Group Inc.	4.500%	5/2/43	3,172	3,017
	Altria Group Inc.	5.375%	1/31/44	4,690	5,022
	Altria Group Inc.	3.875%	9/16/46	5,355	4,751
	Altria Group Inc.	5.950%	2/14/49	8,100	9,163
	Altria Group Inc.	6.200%	2/14/59	1,725	1,948
	AmerisourceBergen Corp.	4.250%	3/1/45	1,810	1,732
	AmerisourceBergen Corp.	4.300%	12/15/47	2,120	2,041
	Amgen Inc.	6.400%	2/1/39	1,650	2,109
	Amgen Inc.	4.950%	10/1/41	2,560	2,862
	Amgen Inc.	5.150%	11/15/41	5,225	5,985
	Amgen Inc.	4.400%	5/1/45	8,961	9,496
	Amgen Inc.	4.563%	6/15/48	4,576	4,967
	Amgen Inc.	4.663%	6/15/51	11,813	12,854
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	21,864	23,859
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	41,694	46,312
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	2,696	2,646
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	4,500	4,781
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	500	556
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	3,650	4,205
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	750	887
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,000	4,232
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	4,130	6,183
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	3,500	4,148
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,409	3,532
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	6,556	7,259
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	2,970	2,831
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	7,975	8,473
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,691	4,898
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	14,625	17,766
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	3,290	3,501
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	1,500	1,870
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,265	1,631
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,640	1,998
	Archer-Daniels-Midland Co.	4.535%	3/26/42	1,965	2,220
	Archer-Daniels-Midland Co.	4.016%	4/16/43	2,110	2,239
	Archer-Daniels-Midland Co.	3.750%	9/15/47	2,200	2,251
	Archer-Daniels-Midland Co.	4.500%	3/15/49	2,225	2,583
	Ascension Health	3.945%	11/15/46	3,800	4,098
2	Ascension Health	4.847%	11/15/53	1,379	1,695
	AstraZeneca plc	6.450%	9/15/37	8,062	10,844
	AstraZeneca plc	4.000%	9/18/42	4,225	4,425
	AstraZeneca plc	4.375%	11/16/45	3,277	3,615
	AstraZeneca plc	4.375%	8/17/48	2,000	2,233
	BAT Capital Corp.	4.390%	8/15/37	8,320	7,904
	BAT Capital Corp.	4.540%	8/15/47	6,585	6,084
	Baxalta Inc.	5.250%	6/23/45	1,100	1,331
	Baxter International Inc.	3.500%	8/15/46	1,500	1,398
	Baylor Scott & White Holdings	4.185%	11/15/45	1,545	1,686
	Baylor Scott & White Holdings	3.967%	11/15/46	1,285	1,370
	Becton Dickinson & Co.	4.685%	12/15/44	4,622	5,113
	Becton Dickinson & Co.	4.669%	6/6/47	3,875	4,333
	Biogen Inc.	5.200%	9/15/45	5,886	6,571
	Boston Scientific Corp.	7.000%	11/15/35	1,680	2,244
	Boston Scientific Corp.	4.550%	3/1/39	2,525	2,794
	Boston Scientific Corp.	7.375%	1/15/40	605	857
	Boston Scientific Corp.	4.700%	3/1/49	3,250	3,726
3	Bristol-Myers Squibb Co.	3.400%	7/26/29	15,650	16,322
3	Bristol-Myers Squibb Co.	4.125%	6/15/39	7,040	7,619

86

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bristol-Myers Squibb Co.	3.250%	8/1/42	1,640	1,525
	Bristol-Myers Squibb Co.	4.500%	3/1/44	1,639	1,837
3	Bristol-Myers Squibb Co.	4.250%	10/26/49	12,325	13,566
	Brown-Forman Corp.	4.500%	7/15/45	1,650	1,904
	Campbell Soup Co.	3.800%	8/2/42	1,500	1,305
	Campbell Soup Co.	4.800%	3/15/48	2,150	2,178
	Cardinal Health Inc.	4.600%	3/15/43	1,135	1,069
	Cardinal Health Inc.	4.500%	11/15/44	1,975	1,814
	Cardinal Health Inc.	4.900%	9/15/45	1,766	1,722
	Cardinal Health Inc.	4.368%	6/15/47	800	732
	Celgene Corp.	5.250%	8/15/43	3,875	4,577
	Celgene Corp.	4.625%	5/15/44	3,256	3,687
	Celgene Corp.	5.000%	8/15/45	3,587	4,234
	Celgene Corp.	4.350%	11/15/47	4,709	5,190
	Celgene Corp.	4.550%	2/20/48	4,448	5,045
	Children’s Hospital Medical Center	4.268%	5/15/44	975	1,087
	Children’s Hospital Medical Center	4.115%	1/1/47	1,000	1,096
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,325	1,328
3	Cigna Corp.	4.800%	8/15/38	7,550	8,095
3	Cigna Corp.	4.900%	12/15/48	7,085	7,692
	City of Hope	5.623%	11/15/43	1,125	1,471
	City of Hope	4.378%	8/15/48	950	1,037
	Cleveland Clinic Foundation	4.858%	1/1/14	1,315	1,577
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,075	2,489
	Colgate-Palmolive Co.	4.000%	8/15/45	1,845	2,043
	Colgate-Palmolive Co.	3.700%	8/1/47	1,750	1,859
2	CommonSpirit Health	4.350%	11/1/42	2,525	2,531
	Conagra Brands Inc.	8.250%	9/15/30	1,200	1,634
	Conagra Brands Inc.	5.300%	11/1/38	3,750	4,071
	Conagra Brands Inc.	5.400%	11/1/48	3,275	3,571
	Constellation Brands Inc.	4.500%	5/9/47	1,775	1,837
	Constellation Brands Inc.	4.100%	2/15/48	2,475	2,436
	Constellation Brands Inc.	5.250%	11/15/48	1,600	1,852
	CVS Health Corp.	4.875%	7/20/35	2,150	2,250
	CVS Health Corp.	4.780%	3/25/38	15,650	16,181
	CVS Health Corp.	6.125%	9/15/39	3,000	3,495
	CVS Health Corp.	5.300%	12/5/43	2,680	2,887
	CVS Health Corp.	5.125%	7/20/45	13,375	14,243
	CVS Health Corp.	5.050%	3/25/48	24,975	26,434
	Danaher Corp.	4.375%	9/15/45	1,350	1,504
	Dartmouth-Hitchcock Health	4.178%	8/1/48	1,025	1,094
	Diageo Capital plc	5.875%	9/30/36	1,925	2,515
	Diageo Capital plc	3.875%	4/29/43	1,250	1,333
	Diageo Investment Corp.	7.450%	4/15/35	1,350	1,948
	Diageo Investment Corp.	4.250%	5/11/42	1,902	2,117
	Dignity Health	4.500%	11/1/42	1,050	1,067
	Dignity Health	5.267%	11/1/64	950	1,073
	Duke University Health System Inc.	3.920%	6/1/47	1,995	2,145
	Eli Lilly & Co.	5.550%	3/15/37	1,442	1,811
	Eli Lilly & Co.	3.875%	3/15/39	3,000	3,231
	Eli Lilly & Co.	3.700%	3/1/45	2,788	2,895
	Eli Lilly & Co.	3.950%	5/15/47	2,000	2,152
	Eli Lilly & Co.	3.950%	3/15/49	5,350	5,779
	Eli Lilly & Co.	4.150%	3/15/59	2,550	2,786
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,100	1,448
	Estee Lauder Cos. Inc.	4.375%	6/15/45	1,550	1,782
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,600	1,788
	Express Scripts Holding Co.	6.125%	11/15/41	1,220	1,481
	Express Scripts Holding Co.	4.800%	7/15/46	7,690	8,085
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,025	2,188
	Genentech Inc.	5.250%	7/15/35	300	361
	General Mills Inc.	4.550%	4/17/38	1,675	1,770
	General Mills Inc.	5.400%	6/15/40	2,075	2,402
	General Mills Inc.	4.150%	2/15/43	1,650	1,624

87

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Mills Inc.	4.700%	4/17/48	1,700	1,831
Gilead Sciences Inc.	4.600%	9/1/35	2,964	3,322
Gilead Sciences Inc.	4.000%	9/1/36	2,508	2,627
Gilead Sciences Inc.	5.650%	12/1/41	3,860	4,807
Gilead Sciences Inc.	4.800%	4/1/44	6,334	7,185
Gilead Sciences Inc.	4.500%	2/1/45	6,230	6,822
Gilead Sciences Inc.	4.750%	3/1/46	7,272	8,221
Gilead Sciences Inc.	4.150%	3/1/47	5,171	5,421
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,625	2,043
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	9,059	12,580
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,650	1,839
Hackensack Meridian Health Inc.	4.211%	7/1/48	1,000	1,089
Hackensack Meridian Health Inc.	4.500%	7/1/57	1,000	1,130
Hasbro Inc.	6.350%	3/15/40	1,604	1,871
Hasbro Inc.	5.100%	5/15/44	1,025	1,049
HCA Inc.	5.125%	6/15/39	2,150	2,241
HCA Inc.	5.500%	6/15/47	6,850	7,338
HCA Inc.	5.250%	6/15/49	5,500	5,720
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,150	1,243
JM Smucker Co.	4.250%	3/15/35	1,475	1,503
JM Smucker Co.	4.375%	3/15/45	2,525	2,550
Johns Hopkins Health System Corp.	3.837%	5/15/46	1,725	1,826
Johnson & Johnson	6.950%	9/1/29	2,100	2,872
Johnson & Johnson	4.950%	5/15/33	1,750	2,173
Johnson & Johnson	4.375%	12/5/33	2,777	3,259
Johnson & Johnson	3.550%	3/1/36	2,609	2,754
Johnson & Johnson	3.625%	3/3/37	4,234	4,528
Johnson & Johnson	5.950%	8/15/37	3,454	4,791
Johnson & Johnson	3.400%	1/15/38	3,483	3,624
Johnson & Johnson	5.850%	7/15/38	2,215	2,977
Johnson & Johnson	4.500%	9/1/40	1,254	1,463
Johnson & Johnson	4.850%	5/15/41	1,700	2,047
Johnson & Johnson	4.500%	12/5/43	1,354	1,608
Johnson & Johnson	3.700%	3/1/46	4,844	5,255
Johnson & Johnson	3.750%	3/3/47	3,565	3,903
Johnson & Johnson	3.500%	1/15/48	3,541	3,707
Kaiser Foundation Hospitals	4.875%	4/1/42	2,141	2,557
Kaiser Foundation Hospitals	4.150%	5/1/47	4,212	4,683
Kellogg Co.	7.450%	4/1/31	600	805
Kellogg Co.	4.500%	4/1/46	2,784	2,761
Keurig Dr Pepper Inc.	4.985%	5/25/38	1,850	2,034
Keurig Dr Pepper Inc.	4.500%	11/15/45	1,695	1,709
Keurig Dr Pepper Inc.	4.420%	12/15/46	1,575	1,559
Keurig Dr Pepper Inc.	5.085%	5/25/48	2,025	2,245
Kimberly-Clark Corp.	6.625%	8/1/37	1,425	2,023
Kimberly-Clark Corp.	5.300%	3/1/41	1,420	1,798
Kimberly-Clark Corp.	3.700%	6/1/43	980	996
Kimberly-Clark Corp.	3.200%	7/30/46	3,775	3,616
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	945
Koninklijke Philips NV	6.875%	3/11/38	2,325	3,201
Koninklijke Philips NV	5.000%	3/15/42	2,060	2,394
Kraft Foods Group Inc.	6.875%	1/26/39	4,336	5,182
Kraft Foods Group Inc.	6.500%	2/9/40	4,198	4,905
Kraft Foods Group Inc.	5.000%	6/4/42	3,950	4,063
Kraft Heinz Foods Co.	5.000%	7/15/35	4,935	5,189
Kraft Heinz Foods Co.	5.200%	7/15/45	6,075	6,353
Kraft Heinz Foods Co.	4.375%	6/1/46	5,670	5,356
Kroger Co.	7.700%	6/1/29	725	925
Kroger Co.	8.000%	9/15/29	775	1,027
Kroger Co.	7.500%	4/1/31	1,320	1,741
Kroger Co.	6.900%	4/15/38	550	690
Kroger Co.	5.400%	7/15/40	995	1,069
Kroger Co.	5.000%	4/15/42	1,650	1,696
Kroger Co.	5.150%	8/1/43	1,300	1,372

88

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kroger Co.	3.875%	10/15/46	1,625	1,444
	Kroger Co.	4.450%	2/1/47	3,400	3,311
	Kroger Co.	4.650%	1/15/48	2,450	2,460
	Kroger Co.	5.400%	1/15/49	1,075	1,192
	Laboratory Corp. of America Holdings	4.700%	2/1/45	3,599	3,709
2	Mayo Clinic	3.774%	11/15/43	900	947
2	Mayo Clinic	4.000%	11/15/47	1,200	1,295
2	Mayo Clinic	4.128%	11/15/52	1,050	1,166
	McCormick & Co. Inc.	4.200%	8/15/47	1,000	1,024
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,540	2,011
	Mead Johnson Nutrition Co.	4.600%	6/1/44	2,020	2,325
	Medtronic Inc.	4.375%	3/15/35	9,606	11,033
	Medtronic Inc.	5.550%	3/15/40	975	1,253
	Medtronic Inc.	4.625%	3/15/45	7,709	9,292
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	850	1,067
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,645	1,841
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,975	2,237
	Merck & Co. Inc.	6.500%	12/1/33	4,000	5,594
	Merck & Co. Inc.	6.550%	9/15/37	1,100	1,544
	Merck & Co. Inc.	3.900%	3/7/39	3,700	4,026
	Merck & Co. Inc.	3.600%	9/15/42	2,004	2,069
	Merck & Co. Inc.	4.150%	5/18/43	4,134	4,604
	Merck & Co. Inc.	3.700%	2/10/45	4,935	5,199
	Merck & Co. Inc.	4.000%	3/7/49	4,975	5,513
	Molson Coors Brewing Co.	5.000%	5/1/42	3,718	3,920
	Molson Coors Brewing Co.	4.200%	7/15/46	5,870	5,628
	Mondelez International Inc.	4.625%	5/7/48	1,000	1,081
2	Montefiore Obligated Group	5.246%	11/1/48	1,650	1,815
2	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	1,050	1,065
	Mylan Inc.	5.400%	11/29/43	1,715	1,587
	Mylan Inc.	5.200%	4/15/48	2,350	2,165
	Mylan NV	5.250%	6/15/46	3,090	2,886
	New York & Presbyterian Hospital	4.024%	8/1/45	2,480	2,748
	New York & Presbyterian Hospital	4.063%	8/1/56	1,325	1,434
	Newell Brands Inc.	5.375%	4/1/36	1,961	1,922
	Newell Brands Inc.	5.500%	4/1/46	1,680	1,626
	Northwell Healthcare Inc.	3.979%	11/1/46	1,750	1,783
	Northwell Healthcare Inc.	4.260%	11/1/47	2,750	2,941
	Novartis Capital Corp.	3.700%	9/21/42	1,650	1,731
	Novartis Capital Corp.	4.400%	5/6/44	5,928	6,901
	Novartis Capital Corp.	4.000%	11/20/45	4,441	4,901
	NYU Hospitals Center	4.784%	7/1/44	1,150	1,379
2	NYU Hospitals Center	4.368%	7/1/47	1,800	2,031
	Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,106
	Partners Healthcare System Inc.	4.117%	7/1/55	1,000	1,078
	PeaceHealth Obligated Group	4.787%	11/15/48	1,150	1,376
	PepsiCo Inc.	4.000%	3/5/42	3,528	3,882
	PepsiCo Inc.	3.600%	8/13/42	1,625	1,682
	PepsiCo Inc.	4.250%	10/22/44	3,483	3,957
	PepsiCo Inc.	4.600%	7/17/45	3,124	3,738
	PepsiCo Inc.	4.450%	4/14/46	3,205	3,814
	PepsiCo Inc.	3.450%	10/6/46	5,050	5,182
	PepsiCo Inc.	4.000%	5/2/47	3,380	3,797
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	1,036	901
	Pfizer Inc.	4.000%	12/15/36	5,207	5,672
	Pfizer Inc.	4.100%	9/15/38	2,885	3,177
	Pfizer Inc.	3.900%	3/15/39	3,900	4,201
	Pfizer Inc.	7.200%	3/15/39	7,858	11,935
	Pfizer Inc.	4.300%	6/15/43	1,732	1,951
	Pfizer Inc.	4.400%	5/15/44	3,350	3,826
	Pfizer Inc.	4.125%	12/15/46	3,425	3,785
	Pfizer Inc.	4.200%	9/15/48	3,600	4,043
	Pfizer Inc.	4.000%	3/15/49	4,350	4,732
	Philip Morris International Inc.	3.375%	8/15/29	2,450	2,515

89

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Philip Morris International Inc.	6.375%	5/16/38	2,676	3,523
	Philip Morris International Inc.	4.375%	11/15/41	3,018	3,163
	Philip Morris International Inc.	4.500%	3/20/42	2,890	3,097
	Philip Morris International Inc.	3.875%	8/21/42	3,090	3,048
	Philip Morris International Inc.	4.125%	3/4/43	4,858	4,952
	Philip Morris International Inc.	4.875%	11/15/43	2,698	3,055
	Philip Morris International Inc.	4.250%	11/10/44	1,905	1,984
	Procter & Gamble Co.	3.500%	10/25/47	3,400	3,619
2	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,350	1,382
2	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	1,200	1,271
	Quest Diagnostics Inc.	4.700%	3/30/45	1,100	1,139
	Reynolds American Inc.	5.700%	8/15/35	2,777	3,048
	Reynolds American Inc.	7.250%	6/15/37	1,700	2,100
	Reynolds American Inc.	6.150%	9/15/43	1,525	1,660
	Reynolds American Inc.	5.850%	8/15/45	8,290	8,822
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,350	1,399
	Stanford Health Care	3.795%	11/15/48	1,800	1,928
	Stryker Corp.	4.100%	4/1/43	1,320	1,373
	Stryker Corp.	4.375%	5/15/44	1,100	1,187
	Stryker Corp.	4.625%	3/15/46	3,825	4,356
	Sutter Health	4.091%	8/15/48	1,125	1,200
	Sysco Corp.	4.850%	10/1/45	1,765	1,983
	Sysco Corp.	4.500%	4/1/46	2,635	2,856
	Sysco Corp.	4.450%	3/15/48	1,700	1,848
2	Texas Health Resources	4.330%	11/15/55	1,000	1,114
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,350	1,643
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	2,325	2,470
	Toledo Hospital	5.750%	11/15/38	1,500	1,734
	Trinity Health Corp.	4.125%	12/1/45	1,175	1,269
	Tyson Foods Inc.	4.875%	8/15/34	2,200	2,472
	Tyson Foods Inc.	5.150%	8/15/44	2,273	2,497
	Tyson Foods Inc.	4.550%	6/2/47	2,483	2,589
	Tyson Foods Inc.	5.100%	9/28/48	3,925	4,423
	Unilever Capital Corp.	5.900%	11/15/32	3,133	4,158
	Whirlpool Corp.	4.500%	6/1/46	1,625	1,547
	Wyeth LLC	6.500%	2/1/34	3,416	4,748
	Wyeth LLC	6.000%	2/15/36	790	1,045
	Wyeth LLC	5.950%	4/1/37	5,230	6,930
	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	397
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	870	998
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,375	1,380
	Zoetis Inc.	4.700%	2/1/43	3,841	4,332
	Zoetis Inc.	3.950%	9/12/47	1,721	1,737
	Zoetis Inc.	4.450%	8/20/48	1,300	1,424
	Energy (5.3%)
	Anadarko Finance Co.	7.500%	5/1/31	2,281	2,998
	Anadarko Petroleum Corp.	6.450%	9/15/36	5,090	6,218
	Anadarko Petroleum Corp.	7.950%	6/15/39	1,050	1,437
	Anadarko Petroleum Corp.	6.200%	3/15/40	2,900	3,474
	Anadarko Petroleum Corp.	4.500%	7/15/44	2,000	2,029
	Anadarko Petroleum Corp.	6.600%	3/15/46	3,542	4,585
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.200%	12/1/47	1,925	2,055
	Apache Corp.	7.750%	12/15/29	450	568
	Apache Corp.	5.100%	9/1/40	5,650	5,697
	Apache Corp.	5.250%	2/1/42	4,140	4,213
	Apache Corp.	4.750%	4/15/43	3,005	2,908
	Apache Corp.	4.250%	1/15/44	2,460	2,221
	Baker Hughes a GE Co. LLC	5.125%	9/15/40	2,371	2,605
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	5,700	5,511
	Buckeye Partners LP	5.850%	11/15/43	1,500	1,250
	Buckeye Partners LP	5.600%	10/15/44	800	657
	Burlington Resources Finance Co.	7.200%	8/15/31	1,975	2,728

90

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Burlington Resources Finance Co.	7.400%	12/1/31	2,775	3,938
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,250	1,632
Canadian Natural Resources Ltd.	6.450%	6/30/33	1,230	1,524
Canadian Natural Resources Ltd.	5.850%	2/1/35	700	811
Canadian Natural Resources Ltd.	6.500%	2/15/37	1,500	1,865
Canadian Natural Resources Ltd.	6.250%	3/15/38	3,840	4,719
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,415	1,823
Canadian Natural Resources Ltd.	4.950%	6/1/47	2,500	2,840
Cenovus Energy Inc.	5.250%	6/15/37	2,100	2,184
Cenovus Energy Inc.	6.750%	11/15/39	5,100	6,094
Cenovus Energy Inc.	5.400%	6/15/47	2,300	2,484
Columbia Pipeline Group Inc.	5.800%	6/1/45	1,700	1,994
Concho Resources Inc.	4.875%	10/1/47	2,850	3,192
Concho Resources Inc.	4.850%	8/15/48	2,000	2,249
Conoco Funding Co.	7.250%	10/15/31	1,830	2,558
ConocoPhillips	5.900%	10/15/32	2,075	2,689
ConocoPhillips	5.900%	5/15/38	2,925	3,833
ConocoPhillips	6.500%	2/1/39	7,700	10,811
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,595	2,071
ConocoPhillips Co.	4.150%	11/15/34	706	761
ConocoPhillips Co.	4.300%	11/15/44	2,580	2,890
ConocoPhillips Co.	5.950%	3/15/46	1,225	1,689
Continental Resources Inc.	4.900%	6/1/44	2,300	2,432
Devon Energy Corp.	7.950%	4/15/32	1,100	1,559
Devon Energy Corp.	5.600%	7/15/41	3,054	3,626
Devon Energy Corp.	4.750%	5/15/42	3,780	4,110
Devon Energy Corp.	5.000%	6/15/45	2,042	2,336
Devon Financing Co. LLC	7.875%	9/30/31	2,941	4,075
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,325	1,506
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,150	1,290
Enable Midstream Partners LP	5.000%	5/15/44	1,800	1,680
Enbridge Energy Partners LP	7.500%	4/15/38	1,081	1,511
Enbridge Energy Partners LP	5.500%	9/15/40	2,050	2,389
Enbridge Energy Partners LP	7.375%	10/15/45	1,650	2,417
Enbridge Inc.	4.500%	6/10/44	1,500	1,587
Enbridge Inc.	5.500%	12/1/46	1,300	1,622
Encana Corp.	8.125%	9/15/30	1,300	1,709
Encana Corp.	7.375%	11/1/31	1,950	2,498
Encana Corp.	6.500%	8/15/34	2,875	3,542
Encana Corp.	6.625%	8/15/37	2,000	2,449
Encana Corp.	6.500%	2/1/38	1,600	1,943
Energy Transfer Operating LP	6.250%	4/15/49	4,500	5,294
Energy Transfer Partners LP	4.900%	3/15/35	1,752	1,766
Energy Transfer Partners LP	6.625%	10/15/36	1,501	1,744
Energy Transfer Partners LP	5.800%	6/15/38	2,450	2,722
Energy Transfer Partners LP	7.500%	7/1/38	1,505	1,909
Energy Transfer Partners LP	6.050%	6/1/41	2,741	3,057
Energy Transfer Partners LP	6.500%	2/1/42	3,055	3,604
Energy Transfer Partners LP	5.150%	2/1/43	1,799	1,810
Energy Transfer Partners LP	5.950%	10/1/43	1,500	1,664
Energy Transfer Partners LP	5.150%	3/15/45	3,241	3,276
Energy Transfer Partners LP	6.125%	12/15/45	3,500	3,966
Energy Transfer Partners LP	5.300%	4/15/47	2,615	2,725
Energy Transfer Partners LP	6.000%	6/15/48	4,500	5,120
Enterprise Products Operating LLC	3.125%	7/31/29	3,000	3,008
Enterprise Products Operating LLC	6.875%	3/1/33	2,737	3,649
Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,644
Enterprise Products Operating LLC	7.550%	4/15/38	1,575	2,181
Enterprise Products Operating LLC	6.125%	10/15/39	2,085	2,585
Enterprise Products Operating LLC	6.450%	9/1/40	1,296	1,673
Enterprise Products Operating LLC	5.950%	2/1/41	2,603	3,201
Enterprise Products Operating LLC	5.700%	2/15/42	2,525	3,031
Enterprise Products Operating LLC	4.850%	8/15/42	2,880	3,144
Enterprise Products Operating LLC	4.450%	2/15/43	5,370	5,615

91

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Enterprise Products Operating LLC	4.850%	3/15/44	2,283	2,519
Enterprise Products Operating LLC	5.100%	2/15/45	2,745	3,137
Enterprise Products Operating LLC	4.900%	5/15/46	2,185	2,443
Enterprise Products Operating LLC	4.250%	2/15/48	6,725	6,900
Enterprise Products Operating LLC	4.800%	2/1/49	2,290	2,544
Enterprise Products Operating LLC	4.200%	1/31/50	4,000	4,107
Enterprise Products Operating LLC	4.950%	10/15/54	1,222	1,348
EOG Resources Inc.	3.900%	4/1/35	1,957	2,055
EQT Midstream Partners LP	6.500%	7/15/48	1,885	1,978
Exxon Mobil Corp.	3.567%	3/6/45	3,000	3,155
Exxon Mobil Corp.	4.114%	3/1/46	8,200	9,387
Halliburton Co.	4.850%	11/15/35	4,500	4,791
Halliburton Co.	6.700%	9/15/38	3,289	4,185
Halliburton Co.	7.450%	9/15/39	1,017	1,393
Halliburton Co.	4.500%	11/15/41	2,057	2,076
Halliburton Co.	4.750%	8/1/43	2,795	2,920
Halliburton Co.	5.000%	11/15/45	7,135	7,741
Hess Corp.	7.875%	10/1/29	2,050	2,584
Hess Corp.	7.300%	8/15/31	795	975
Hess Corp.	7.125%	3/15/33	1,800	2,199
Hess Corp.	6.000%	1/15/40	2,752	3,000
Hess Corp.	5.600%	2/15/41	4,000	4,290
Hess Corp.	5.800%	4/1/47	1,800	1,997
Husky Energy Inc.	6.800%	9/15/37	1,250	1,536
Kerr-McGee Corp.	7.875%	9/15/31	2,550	3,450
Kinder Morgan Energy Partners LP	7.400%	3/15/31	475	608
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	673
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,649	2,165
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,975	2,273
Kinder Morgan Energy Partners LP	6.500%	2/1/37	800	956
Kinder Morgan Energy Partners LP	6.950%	1/15/38	4,000	5,108
Kinder Morgan Energy Partners LP	6.500%	9/1/39	2,070	2,544
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,100	1,348
Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,500	2,004
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,915	2,323
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,700	1,914
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,575	2,726
Kinder Morgan Energy Partners LP	4.700%	11/1/42	2,100	2,143
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,000	1,048
Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,463	2,766
Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,265	2,499
Kinder Morgan Inc.	7.800%	8/1/31	1,875	2,523
Kinder Morgan Inc.	7.750%	1/15/32	4,075	5,562
Kinder Morgan Inc.	5.300%	12/1/34	2,241	2,517
Kinder Morgan Inc.	5.550%	6/1/45	5,105	5,899
Kinder Morgan Inc.	5.050%	2/15/46	2,640	2,866
Kinder Morgan Inc.	5.200%	3/1/48	2,375	2,681
Magellan Midstream Partners LP	5.150%	10/15/43	2,665	3,011
Magellan Midstream Partners LP	4.250%	9/15/46	1,675	1,687
Magellan Midstream Partners LP	4.200%	10/3/47	1,975	1,989
Marathon Oil Corp.	6.800%	3/15/32	1,775	2,204
Marathon Oil Corp.	6.600%	10/1/37	2,670	3,285
Marathon Oil Corp.	5.200%	6/1/45	1,600	1,772
Marathon Petroleum Corp.	6.500%	3/1/41	2,498	3,107
Marathon Petroleum Corp.	4.750%	9/15/44	3,741	3,854
Marathon Petroleum Corp.	4.500%	4/1/48	2,250	2,263
Marathon Petroleum Corp.	5.000%	9/15/54	2,000	2,038
MPLX LP	4.500%	4/15/38	5,330	5,360
MPLX LP	5.200%	3/1/47	3,300	3,559
MPLX LP	4.700%	4/15/48	4,965	5,016
MPLX LP	5.500%	2/15/49	5,060	5,708
MPLX LP	4.900%	4/15/58	1,875	1,894
National Oilwell Varco Inc.	3.950%	12/1/42	3,245	2,804
Noble Energy Inc.	6.000%	3/1/41	2,000	2,284

92

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Noble Energy Inc.	5.250%	11/15/43	2,825	3,027
Noble Energy Inc.	5.050%	11/15/44	3,725	3,943
Noble Energy Inc.	4.950%	8/15/47	1,725	1,830
Occidental Petroleum Corp.	4.625%	6/15/45	2,350	2,505
Occidental Petroleum Corp.	4.400%	4/15/46	4,850	4,992
Occidental Petroleum Corp.	4.100%	2/15/47	2,422	2,361
Occidental Petroleum Corp.	4.200%	3/15/48	2,375	2,381
ONEOK Inc.	6.000%	6/15/35	1,285	1,466
ONEOK Inc.	4.950%	7/13/47	2,100	2,217
ONEOK Inc.	5.200%	7/15/48	2,175	2,392
ONEOK Partners LP	6.650%	10/1/36	2,500	3,043
ONEOK Partners LP	6.850%	10/15/37	950	1,185
ONEOK Partners LP	6.125%	2/1/41	2,100	2,457
ONEOK Partners LP	6.200%	9/15/43	1,325	1,581
Petro-Canada	5.350%	7/15/33	1,450	1,721
Petro-Canada	5.950%	5/15/35	2,955	3,669
Petro-Canada	6.800%	5/15/38	4,060	5,533
Phillips 66	4.650%	11/15/34	3,441	3,805
Phillips 66	5.875%	5/1/42	4,830	5,957
Phillips 66	4.875%	11/15/44	4,800	5,355
Phillips 66 Partners LP	4.680%	2/15/45	1,350	1,390
Phillips 66 Partners LP	4.900%	10/1/46	2,275	2,408
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	2,400	2,782
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	1,661	1,655
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	1,405	1,263
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	2,300	2,207
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	1,602	1,598
Shell International Finance BV	4.125%	5/11/35	5,262	5,812
Shell International Finance BV	6.375%	12/15/38	8,394	11,845
Shell International Finance BV	5.500%	3/25/40	2,245	2,897
Shell International Finance BV	3.625%	8/21/42	2,882	2,969
Shell International Finance BV	4.550%	8/12/43	4,915	5,729
Shell International Finance BV	4.375%	5/11/45	8,677	9,938
Shell International Finance BV	4.000%	5/10/46	7,351	8,062
Shell International Finance BV	3.750%	9/12/46	3,664	3,847
Spectra Energy Partners LP	5.950%	9/25/43	1,685	2,088
Spectra Energy Partners LP	4.500%	3/15/45	3,600	3,801
Suncor Energy Inc.	7.150%	2/1/32	800	1,075
Suncor Energy Inc.	5.950%	12/1/34	1,280	1,640
Suncor Energy Inc.	6.500%	6/15/38	2,150	2,878
Suncor Energy Inc.	6.850%	6/1/39	2,500	3,465
Suncor Energy Inc.	4.000%	11/15/47	2,450	2,536
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	1,600	1,768
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,600	1,575
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	2,917	2,995
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,645	3,803
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	2,532	2,676
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,420
Texas Eastern Transmission LP	7.000%	7/15/32	1,425	1,858
TransCanada PipeLines Ltd.	4.625%	3/1/34	4,367	4,760
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	951
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,150	1,380
TransCanada PipeLines Ltd.	6.200%	10/15/37	2,838	3,534
TransCanada PipeLines Ltd.	4.750%	5/15/38	3,525	3,793
TransCanada PipeLines Ltd.	7.250%	8/15/38	2,695	3,696
TransCanada PipeLines Ltd.	7.625%	1/15/39	2,805	4,041
TransCanada PipeLines Ltd.	6.100%	6/1/40	2,725	3,386
TransCanada PipeLines Ltd.	5.000%	10/16/43	2,200	2,439
TransCanada PipeLines Ltd.	4.875%	5/15/48	3,550	3,958
TransCanada PipeLines Ltd.	5.100%	3/15/49	2,900	3,332
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,475	1,689
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,345	1,381
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,200	1,264
Valero Energy Corp.	7.500%	4/15/32	2,681	3,659

93

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Valero Energy Corp.	6.625%	6/15/37	4,850	6,134
	Valero Energy Corp.	4.900%	3/15/45	2,300	2,515
	Western Midstream Operating LP	5.450%	4/1/44	3,200	3,004
	Western Midstream Operating LP	5.300%	3/1/48	1,350	1,250
	Western Midstream Operating LP	5.500%	8/15/48	1,040	990
	Williams Cos. Inc.	7.500%	1/15/31	1,000	1,294
	Williams Cos. Inc.	6.300%	4/15/40	4,478	5,432
	Williams Cos. Inc.	5.800%	11/15/43	1,925	2,232
	Williams Cos. Inc.	5.400%	3/4/44	2,054	2,264
	Williams Cos. Inc.	5.750%	6/24/44	2,100	2,448
	Williams Cos. Inc.	4.900%	1/15/45	1,650	1,723
	Williams Cos. Inc.	5.100%	9/15/45	3,400	3,687
	Williams Cos. Inc.	4.850%	3/1/48	2,500	2,672
	Other Industrial (0.3%)
2	American University	3.672%	4/1/49	1,375	1,418
	Board of Trustees of The Leland Stanford Junior University	3.647%	5/1/48	3,000	3,201
2	Boston University	4.061%	10/1/48	875	978
	California Institute of Technology	4.321%	8/1/45	1,100	1,288
	California Institute of Technology	4.700%	11/1/11	1,305	1,571
2	Johns Hopkins University	4.083%	7/1/53	1,225	1,353
2	Massachusetts Institute of Technology	3.959%	7/1/38	1,250	1,371
	Massachusetts Institute of Technology	5.600%	7/1/11	3,000	4,505
	Massachusetts Institute of Technology	4.678%	7/1/14	1,925	2,453
	Massachusetts Institute of Technology	3.885%	7/1/16	1,160	1,234
2	Northwestern University	4.643%	12/1/44	1,875	2,241
2	Northwestern University	3.662%	12/1/57	1,570	1,694
	President & Fellows of Harvard College	3.619%	10/1/37	900	958
2	University of Chicago	4.003%	10/1/53	1,600	1,752
2	University of Notre Dame du Lac	3.438%	2/15/45	1,400	1,437
	University of Notre Dame du Lac	3.394%	2/15/48	1,400	1,415
	University of Pennsylvania	4.674%	9/1/12	1,050	1,267
2	University of Southern California	3.028%	10/1/39	2,900	2,833
2	University of Southern California	3.841%	10/1/47	1,325	1,442
2	William Marsh Rice University	3.574%	5/15/45	2,550	2,667
	Technology (3.6%)
	Analog Devices Inc.	5.300%	12/15/45	1,300	1,496
	Apple Inc.	4.500%	2/23/36	4,151	4,871
	Apple Inc.	3.850%	5/4/43	7,975	8,460
	Apple Inc.	4.450%	5/6/44	3,936	4,514
	Apple Inc.	3.450%	2/9/45	6,854	6,818
	Apple Inc.	4.375%	5/13/45	7,214	8,206
	Apple Inc.	4.650%	2/23/46	13,750	16,269
	Apple Inc.	3.850%	8/4/46	6,832	7,245
	Apple Inc.	4.250%	2/9/47	3,945	4,416
	Apple Inc.	3.750%	9/12/47	3,050	3,190
	Apple Inc.	3.750%	11/13/47	3,175	3,329
	Applied Materials Inc.	5.100%	10/1/35	1,600	1,942
	Applied Materials Inc.	5.850%	6/15/41	2,000	2,578
	Applied Materials Inc.	4.350%	4/1/47	2,800	3,103
	Cisco Systems Inc.	5.900%	2/15/39	6,975	9,473
	Cisco Systems Inc.	5.500%	1/15/40	6,300	8,301
	Corning Inc.	4.700%	3/15/37	1,700	1,845
	Corning Inc.	5.750%	8/15/40	2,105	2,495
	Corning Inc.	5.350%	11/15/48	2,200	2,678
	Corning Inc.	4.375%	11/15/57	3,050	2,970
3	Dell International LLC / EMC Corp.	5.300%	10/1/29	5,500	5,778
3	Dell International LLC / EMC Corp.	8.100%	7/15/36	5,000	6,133
3	Dell International LLC / EMC Corp.	8.350%	7/15/46	6,450	8,131
	Fidelity National Information Services Inc.	4.500%	8/15/46	1,675	1,739
	Fidelity National Information Services Inc.	4.750%	5/15/48	2,000	2,212
	Fiserv Inc.	3.500%	7/1/29	9,000	9,215
	Fiserv Inc.	4.400%	7/1/49	6,000	6,247

94

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	3,517	3,941
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	4,800	5,276
	HP Inc.	6.000%	9/15/41	3,875	4,279
	Intel Corp.	4.000%	12/15/32	2,997	3,371
	Intel Corp.	4.800%	10/1/41	2,872	3,360
	Intel Corp.	4.250%	12/15/42	600	658
	Intel Corp.	4.900%	7/29/45	1,300	1,563
	Intel Corp.	4.100%	5/19/46	4,463	4,829
	Intel Corp.	4.100%	5/11/47	4,000	4,378
	Intel Corp.	3.734%	12/8/47	6,349	6,632
	International Business Machines Corp.	5.875%	11/29/32	2,000	2,515
	International Business Machines Corp.	4.150%	5/15/39	7,375	7,829
	International Business Machines Corp.	5.600%	11/30/39	2,750	3,456
	International Business Machines Corp.	4.000%	6/20/42	3,200	3,270
	International Business Machines Corp.	4.250%	5/15/49	13,433	14,369
	Juniper Networks Inc.	5.950%	3/15/41	1,280	1,388
	KLA-Tencor Corp.	5.000%	3/15/49	1,325	1,478
	Lam Research Corp.	4.875%	3/15/49	2,400	2,633
	Microsoft Corp.	3.500%	2/12/35	5,064	5,398
	Microsoft Corp.	4.200%	11/3/35	3,778	4,319
	Microsoft Corp.	3.450%	8/8/36	7,400	7,829
	Microsoft Corp.	4.100%	2/6/37	7,800	8,890
	Microsoft Corp.	4.500%	10/1/40	6,807	8,113
	Microsoft Corp.	5.300%	2/8/41	2,195	2,862
	Microsoft Corp.	3.500%	11/15/42	3,308	3,451
	Microsoft Corp.	3.750%	5/1/43	2,628	2,853
	Microsoft Corp.	4.875%	12/15/43	1,675	2,100
	Microsoft Corp.	3.750%	2/12/45	6,489	7,060
	Microsoft Corp.	4.450%	11/3/45	8,924	10,704
	Microsoft Corp.	3.700%	8/8/46	14,050	15,240
	Microsoft Corp.	4.250%	2/6/47	9,795	11,601
	Microsoft Corp.	4.000%	2/12/55	10,769	12,100
	Microsoft Corp.	4.750%	11/3/55	250	316
	Microsoft Corp.	3.950%	8/8/56	7,288	8,070
	Microsoft Corp.	4.500%	2/6/57	6,512	7,890
	Motorola Solutions Inc.	5.500%	9/1/44	1,275	1,291
	Oracle Corp.	3.250%	5/15/30	1,804	1,892
	Oracle Corp.	4.300%	7/8/34	5,749	6,537
	Oracle Corp.	3.900%	5/15/35	4,366	4,728
	Oracle Corp.	3.850%	7/15/36	4,040	4,270
	Oracle Corp.	3.800%	11/15/37	4,191	4,446
	Oracle Corp.	6.125%	7/8/39	7,909	10,778
	Oracle Corp.	5.375%	7/15/40	7,024	8,908
	Oracle Corp.	4.500%	7/8/44	3,400	3,838
	Oracle Corp.	4.125%	5/15/45	6,600	7,142
	Oracle Corp.	4.000%	7/15/46	10,270	10,989
	Oracle Corp.	4.000%	11/15/47	7,000	7,484
	Oracle Corp.	4.375%	5/15/55	3,315	3,702
	QUALCOMM Inc.	4.650%	5/20/35	3,000	3,330
	QUALCOMM Inc.	4.800%	5/20/45	5,206	5,806
	QUALCOMM Inc.	4.300%	5/20/47	5,000	5,238
	Seagate HDD Cayman	5.750%	12/1/34	1,500	1,474
	Texas Instruments Inc.	3.875%	3/15/39	2,725	2,945
	Texas Instruments Inc.	4.150%	5/15/48	4,450	5,038
	Tyco Electronics Group SA	7.125%	10/1/37	1,725	2,342
	Verisk Analytics Inc.	5.500%	6/15/45	1,125	1,317
	Transportation (1.8%)
2	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	1,703	1,714
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,090	1,447
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	2,470	3,299
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,907	3,814
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	2,372	2,866
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,057	1,331

95

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,225	1,474
Burlington Northern Santa Fe LLC	4.400%	3/15/42	3,010	3,384
Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,480	2,787
Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,991	2,271
Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,560	3,153
Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,550	3,087
Burlington Northern Santa Fe LLC	4.550%	9/1/44	3,143	3,637
Burlington Northern Santa Fe LLC	4.150%	4/1/45	3,175	3,523
Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,867	2,201
Burlington Northern Santa Fe LLC	3.900%	8/1/46	3,586	3,810
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,693	2,979
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,000	1,102
Burlington Northern Santa Fe LLC	4.150%	12/15/48	2,500	2,805
Canadian National Railway Co.	6.250%	8/1/34	2,170	2,965
Canadian National Railway Co.	6.200%	6/1/36	2,632	3,564
Canadian National Railway Co.	6.375%	11/15/37	515	721
Canadian National Railway Co.	3.200%	8/2/46	2,275	2,209
Canadian National Railway Co.	3.650%	2/3/48	2,500	2,602
Canadian Pacific Railway Co.	7.125%	10/15/31	915	1,268
Canadian Pacific Railway Co.	5.750%	3/15/33	1,075	1,325
Canadian Pacific Railway Co.	4.800%	9/15/35	1,325	1,502
Canadian Pacific Railway Co.	4.800%	8/1/45	1,720	2,014
Canadian Pacific Railway Co.	6.125%	9/15/15	3,375	4,562
CSX Corp.	6.000%	10/1/36	1,295	1,618
CSX Corp.	6.150%	5/1/37	2,630	3,361
CSX Corp.	6.220%	4/30/40	2,230	2,900
CSX Corp.	5.500%	4/15/41	2,010	2,414
CSX Corp.	4.750%	5/30/42	2,367	2,668
CSX Corp.	4.400%	3/1/43	1,150	1,245
CSX Corp.	4.100%	3/15/44	2,600	2,709
CSX Corp.	3.800%	11/1/46	2,250	2,268
CSX Corp.	4.300%	3/1/48	3,075	3,298
CSX Corp.	4.750%	11/15/48	2,250	2,598
CSX Corp.	3.950%	5/1/50	1,775	1,796
CSX Corp.	4.500%	8/1/54	1,715	1,830
CSX Corp.	4.250%	11/1/66	2,350	2,332
CSX Corp.	4.650%	3/1/68	1,155	1,236
FedEx Corp.	4.900%	1/15/34	2,025	2,353
FedEx Corp.	3.900%	2/1/35	1,770	1,777
FedEx Corp.	3.875%	8/1/42	2,255	2,115
FedEx Corp.	4.100%	4/15/43	2,200	2,114
FedEx Corp.	5.100%	1/15/44	2,673	2,935
FedEx Corp.	4.100%	2/1/45	1,745	1,651
FedEx Corp.	4.750%	11/15/45	3,483	3,623
FedEx Corp.	4.550%	4/1/46	3,028	3,094
FedEx Corp.	4.400%	1/15/47	1,794	1,784
FedEx Corp.	4.050%	2/15/48	3,825	3,647
FedEx Corp.	4.950%	10/17/48	2,900	3,152
Kansas City Southern	4.300%	5/15/43	1,580	1,631
Kansas City Southern	4.950%	8/15/45	1,910	2,118
Kansas City Southern	4.700%	5/1/48	2,000	2,237
Norfolk Southern Corp.	7.050%	5/1/37	345	481
Norfolk Southern Corp.	4.837%	10/1/41	1,908	2,186
Norfolk Southern Corp.	3.950%	10/1/42	1,635	1,687
Norfolk Southern Corp.	4.450%	6/15/45	2,060	2,279
Norfolk Southern Corp.	4.650%	1/15/46	2,300	2,631
Norfolk Southern Corp.	3.942%	11/1/47	663	689
Norfolk Southern Corp.	4.150%	2/28/48	2,820	3,028
Norfolk Southern Corp.	4.100%	5/15/49	1,150	1,220
Norfolk Southern Corp.	4.050%	8/15/52	3,571	3,706
Norfolk Southern Corp.	6.000%	3/15/05	1,305	1,626
Norfolk Southern Corp.	5.100%	8/1/18	1,800	2,037
Union Pacific Corp.	3.375%	2/1/35	475	469
Union Pacific Corp.	3.600%	9/15/37	5,923	5,971

96

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Union Pacific Corp.	4.375%	9/10/38	1,320	1,451
	Union Pacific Corp.	4.300%	6/15/42	150	161
	Union Pacific Corp.	4.250%	4/15/43	1,550	1,644
	Union Pacific Corp.	4.821%	2/1/44	300	345
	Union Pacific Corp.	4.150%	1/15/45	1,000	1,036
	Union Pacific Corp.	4.050%	11/15/45	2,040	2,122
	Union Pacific Corp.	4.050%	3/1/46	750	790
	Union Pacific Corp.	3.350%	8/15/46	1,800	1,691
	Union Pacific Corp.	4.000%	4/15/47	2,100	2,187
	Union Pacific Corp.	4.500%	9/10/48	2,575	2,905
	Union Pacific Corp.	4.300%	3/1/49	2,800	3,084
	Union Pacific Corp.	3.799%	10/1/51	3,531	3,540
	Union Pacific Corp.	3.875%	2/1/55	1,585	1,573
	Union Pacific Corp.	4.800%	9/10/58	1,775	2,049
	Union Pacific Corp.	4.375%	11/15/65	2,350	2,465
	Union Pacific Corp.	4.100%	9/15/67	2,500	2,490
2	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	481	560
2	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	760	750
2	United Airlines 2018-1 Class AA Pass Through Trust	3.500%	3/1/30	2,653	2,709
2	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	2,200	2,350
	United Parcel Service Inc.	6.200%	1/15/38	1,447	1,959
	United Parcel Service Inc.	4.875%	11/15/40	1,995	2,321
	United Parcel Service Inc.	3.625%	10/1/42	3,160	3,160
	United Parcel Service Inc.	3.400%	11/15/46	2,410	2,300
	United Parcel Service Inc.	3.750%	11/15/47	4,055	4,091
	United Parcel Service Inc.	4.250%	3/15/49	3,050	3,320
	United Parcel Service of America Inc.	8.375%	4/1/30	550	781
					4,345,222
Utilities (5.9%)
	Electric (5.3%)
	AEP Texas Inc.	3.800%	10/1/47	1,000	1,011
	AEP Transmission Co. LLC	4.000%	12/1/46	1,700	1,801
	AEP Transmission Co. LLC	3.750%	12/1/47	2,145	2,201
	AEP Transmission Co. LLC	4.250%	9/15/48	1,085	1,194
	AEP Transmission Co. LLC	3.800%	6/15/49	1,000	1,032
	Alabama Power Co.	6.125%	5/15/38	1,460	1,927
	Alabama Power Co.	6.000%	3/1/39	1,940	2,564
	Alabama Power Co.	3.850%	12/1/42	1,155	1,198
	Alabama Power Co.	4.150%	8/15/44	1,575	1,700
	Alabama Power Co.	3.750%	3/1/45	1,945	1,992
	Alabama Power Co.	4.300%	1/2/46	1,575	1,749
	Alabama Power Co.	3.700%	12/1/47	1,845	1,873
	Alabama Power Co.	4.300%	7/15/48	1,675	1,871
	Ameren Illinois Co.	4.150%	3/15/46	1,652	1,794
	Ameren Illinois Co.	3.700%	12/1/47	2,600	2,662
	Ameren Illinois Co.	4.500%	3/15/49	650	759
	Appalachian Power Co.	7.000%	4/1/38	1,428	1,951
	Appalachian Power Co.	4.400%	5/15/44	1,560	1,695
	Appalachian Power Co.	4.450%	6/1/45	1,108	1,215
	Appalachian Power Co.	4.500%	3/1/49	1,900	2,130
	Arizona Public Service Co.	5.050%	9/1/41	1,380	1,608
	Arizona Public Service Co.	4.500%	4/1/42	1,740	1,917
	Arizona Public Service Co.	4.350%	11/15/45	875	958
	Arizona Public Service Co.	3.750%	5/15/46	1,445	1,439
	Arizona Public Service Co.	4.200%	8/15/48	1,250	1,348
	Arizona Public Service Co.	4.250%	3/1/49	750	819
	Avista Corp.	4.350%	6/1/48	1,300	1,426
	Baltimore Gas & Electric Co.	6.350%	10/1/36	2,026	2,714
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,775	1,758
	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,075	1,089
	Baltimore Gas & Electric Co.	4.250%	9/15/48	1,000	1,108
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	5,610	7,468
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,725	4,845

97

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,340	1,639
Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,051	2,294
Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,850	1,878
Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,325	3,755
Black Hills Corp.	4.350%	5/1/33	1,300	1,433
Black Hills Corp.	4.200%	9/15/46	1,045	1,041
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	955	1,346
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	2,075	2,067
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,225	1,403
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	2,125	2,283
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	586	664
Cleco Corporate Holdings LLC	4.973%	5/1/46	1,175	1,245
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,219	1,480
CMS Energy Corp.	4.875%	3/1/44	1,046	1,198
Commonwealth Edison Co.	5.900%	3/15/36	2,535	3,256
Commonwealth Edison Co.	6.450%	1/15/38	1,505	2,078
Commonwealth Edison Co.	3.800%	10/1/42	1,450	1,497
Commonwealth Edison Co.	4.600%	8/15/43	1,165	1,340
Commonwealth Edison Co.	4.700%	1/15/44	1,200	1,402
Commonwealth Edison Co.	3.700%	3/1/45	1,685	1,712
Commonwealth Edison Co.	4.350%	11/15/45	1,475	1,672
Commonwealth Edison Co.	3.650%	6/15/46	2,350	2,384
Commonwealth Edison Co.	3.750%	8/15/47	2,025	2,091
Commonwealth Edison Co.	4.000%	3/1/48	2,800	3,012
Commonwealth Edison Co.	4.000%	3/1/49	620	668
Connecticut Light & Power Co.	4.300%	4/15/44	2,790	3,126
Connecticut Light & Power Co.	4.000%	4/1/48	2,620	2,854
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	995	1,186
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	870	1,101
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,320	1,726
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,705	2,277
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,275	3,213
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,010	1,266
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	2,080	2,685
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	675	725
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,500	1,572
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	3,724	4,113
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	2,000	2,248
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,725	2,806
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,900	1,963
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	2,575	2,998
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,000	1,077
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,916	2,175
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,650	1,798
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,275	1,304
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	2,275	2,554
Consumers Energy Co.	3.950%	5/15/43	1,405	1,491
Consumers Energy Co.	3.250%	8/15/46	2,950	2,819
Consumers Energy Co.	3.950%	7/15/47	1,135	1,227
Consumers Energy Co.	4.050%	5/15/48	1,250	1,376
Consumers Energy Co.	4.350%	4/15/49	2,025	2,323
Delmarva Power & Light Co.	4.150%	5/15/45	1,800	1,926
Dominion Energy Inc.	6.300%	3/15/33	1,000	1,279
Dominion Energy Inc.	5.250%	8/1/33	2,010	2,358
Dominion Energy Inc.	5.950%	6/15/35	1,240	1,517
Dominion Energy Inc.	4.900%	8/1/41	1,925	2,170
Dominion Energy Inc.	4.050%	9/15/42	1,120	1,136
Dominion Energy Inc.	4.700%	12/1/44	1,620	1,804
Dominion Energy Inc.	4.600%	3/15/49	1,905	2,115
Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,000	1,305
Dominion Energy South Carolina Inc.	5.300%	5/15/33	975	1,154
Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,775	2,290
Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,065	1,316
Dominion Energy South Carolina Inc.	4.350%	2/1/42	799	867

98

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,330	1,511
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	1,215	1,524
	DTE Electric Co.	4.000%	4/1/43	1,225	1,316
	DTE Electric Co.	3.700%	3/15/45	1,700	1,762
	DTE Electric Co.	3.700%	6/1/46	2,050	2,123
	DTE Electric Co.	3.750%	8/15/47	1,450	1,524
	DTE Electric Co.	4.050%	5/15/48	1,725	1,908
	DTE Energy Co.	6.375%	4/15/33	1,330	1,714
	Duke Energy Carolinas LLC	6.450%	10/15/32	2,203	2,928
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,910	2,535
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,205	1,606
	Duke Energy Carolinas LLC	5.300%	2/15/40	2,565	3,198
	Duke Energy Carolinas LLC	4.250%	12/15/41	2,645	2,898
	Duke Energy Carolinas LLC	4.000%	9/30/42	2,475	2,652
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,440	2,508
	Duke Energy Carolinas LLC	3.875%	3/15/46	2,650	2,781
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,850	1,898
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,000	2,119
	Duke Energy Corp.	4.800%	12/15/45	2,975	3,359
	Duke Energy Corp.	3.750%	9/1/46	5,724	5,576
	Duke Energy Corp.	4.200%	6/15/49	2,000	2,096
	Duke Energy Florida LLC	6.350%	9/15/37	1,890	2,581
	Duke Energy Florida LLC	6.400%	6/15/38	1,479	2,068
	Duke Energy Florida LLC	5.650%	4/1/40	1,115	1,433
	Duke Energy Florida LLC	3.850%	11/15/42	1,740	1,813
	Duke Energy Florida LLC	3.400%	10/1/46	1,250	1,216
	Duke Energy Florida LLC	4.200%	7/15/48	1,500	1,651
2	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	1,500	1,477
2	Duke Energy Florida Project Finance LLC	2.858%	3/1/33	800	800
2	Duke Energy Florida Project Finance LLC	3.112%	9/1/36	900	871
	Duke Energy Indiana LLC	6.120%	10/15/35	1,106	1,442
	Duke Energy Indiana LLC	6.350%	8/15/38	1,915	2,611
	Duke Energy Indiana LLC	6.450%	4/1/39	950	1,341
	Duke Energy Indiana LLC	4.900%	7/15/43	1,120	1,320
	Duke Energy Indiana LLC	3.750%	5/15/46	1,800	1,820
	Duke Energy Ohio Inc.	3.700%	6/15/46	1,275	1,302
	Duke Energy Ohio Inc.	4.300%	2/1/49	500	557
	Duke Energy Progress LLC	6.300%	4/1/38	1,055	1,433
	Duke Energy Progress LLC	4.100%	5/15/42	1,625	1,739
	Duke Energy Progress LLC	4.100%	3/15/43	1,245	1,334
	Duke Energy Progress LLC	4.375%	3/30/44	925	1,034
	Duke Energy Progress LLC	4.150%	12/1/44	1,760	1,906
	Duke Energy Progress LLC	4.200%	8/15/45	2,489	2,720
	Duke Energy Progress LLC	3.700%	10/15/46	2,275	2,312
	Duke Energy Progress LLC	3.600%	9/15/47	2,250	2,240
	El Paso Electric Co.	6.000%	5/15/35	825	1,005
	El Paso Electric Co.	5.000%	12/1/44	1,409	1,536
	Emera US Finance LP	4.750%	6/15/46	3,743	4,029
	Entergy Louisiana LLC	3.050%	6/1/31	2,045	2,052
	Entergy Louisiana LLC	4.000%	3/15/33	3,225	3,541
	Entergy Louisiana LLC	4.950%	1/15/45	2,186	2,312
	Entergy Louisiana LLC	4.200%	9/1/48	3,700	4,067
	Entergy Louisiana LLC	4.200%	4/1/50	500	555
	Entergy Mississippi LLC	3.850%	6/1/49	900	938
	Exelon Corp.	4.950%	6/15/35	1,285	1,435
	Exelon Corp.	5.625%	6/15/35	1,893	2,287
	Exelon Corp.	5.100%	6/15/45	2,467	2,870
	Exelon Corp.	4.450%	4/15/46	3,106	3,263
	Exelon Generation Co. LLC	6.250%	10/1/39	2,106	2,497
	Exelon Generation Co. LLC	5.600%	6/15/42	3,353	3,706
	FirstEnergy Corp.	7.375%	11/15/31	5,331	7,276
	FirstEnergy Corp.	4.850%	7/15/47	3,581	4,062
	Florida Power & Light Co.	5.625%	4/1/34	1,279	1,642
	Florida Power & Light Co.	4.950%	6/1/35	755	894

99

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Florida Power & Light Co.	5.650%	2/1/37	1,343	1,725
	Florida Power & Light Co.	5.950%	2/1/38	2,040	2,737
	Florida Power & Light Co.	5.960%	4/1/39	1,830	2,469
	Florida Power & Light Co.	5.690%	3/1/40	1,415	1,835
	Florida Power & Light Co.	5.250%	2/1/41	1,475	1,844
	Florida Power & Light Co.	4.125%	2/1/42	1,975	2,181
	Florida Power & Light Co.	4.050%	6/1/42	2,067	2,250
	Florida Power & Light Co.	3.800%	12/15/42	1,705	1,799
	Florida Power & Light Co.	4.050%	10/1/44	1,582	1,737
	Florida Power & Light Co.	3.700%	12/1/47	1,125	1,162
	Florida Power & Light Co.	3.950%	3/1/48	3,925	4,292
	Florida Power & Light Co.	4.125%	6/1/48	2,100	2,352
	Florida Power & Light Co.	3.990%	3/1/49	1,000	1,095
	Georgia Power Co.	4.750%	9/1/40	2,170	2,380
	Georgia Power Co.	4.300%	3/15/42	2,035	2,146
	Georgia Power Co.	4.300%	3/15/43	1,335	1,395
	Iberdrola International BV	6.750%	7/15/36	1,565	2,046
	Indiana Michigan Power Co.	6.050%	3/15/37	1,340	1,709
	Indiana Michigan Power Co.	4.550%	3/15/46	1,380	1,546
	Indiana Michigan Power Co.	3.750%	7/1/47	1,500	1,512
	Indiana Michigan Power Co.	4.250%	8/15/48	825	908
	Interstate Power & Light Co.	6.250%	7/15/39	1,435	1,867
	Interstate Power & Light Co.	3.700%	9/15/46	650	630
	ITC Holdings Corp.	5.300%	7/1/43	1,425	1,705
2	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,545	2,988
	Kansas City Power & Light Co.	6.050%	11/15/35	680	855
	Kansas City Power & Light Co.	5.300%	10/1/41	1,275	1,536
	Kansas City Power & Light Co.	4.200%	6/15/47	625	681
	Kansas City Power & Light Co.	4.200%	3/15/48	750	818
	Kansas City Power & Light Co.	4.125%	4/1/49	750	815
	Kentucky Utilities Co.	5.125%	11/1/40	1,815	2,220
	Kentucky Utilities Co.	4.375%	10/1/45	1,375	1,532
	Louisville Gas & Electric Co.	4.250%	4/1/49	1,705	1,911
	MidAmerican Energy Co.	6.750%	12/30/31	865	1,178
	MidAmerican Energy Co.	5.750%	11/1/35	655	825
	MidAmerican Energy Co.	5.800%	10/15/36	655	837
	MidAmerican Energy Co.	4.800%	9/15/43	1,415	1,669
	MidAmerican Energy Co.	4.400%	10/15/44	970	1,101
	MidAmerican Energy Co.	4.250%	5/1/46	1,569	1,757
	MidAmerican Energy Co.	3.950%	8/1/47	1,625	1,747
	MidAmerican Energy Co.	3.650%	8/1/48	2,624	2,698
	MidAmerican Energy Co.	4.250%	7/15/49	3,000	3,401
	Mississippi Power Co.	4.250%	3/15/42	1,325	1,336
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,000	1,452
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	2,550	2,822
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,000	1,128
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	1,500	1,677
	Nevada Power Co.	6.650%	4/1/36	775	1,045
	Nevada Power Co.	6.750%	7/1/37	1,470	2,009
	Northern States Power Co.	6.250%	6/1/36	900	1,215
	Northern States Power Co.	6.200%	7/1/37	1,250	1,699
	Northern States Power Co.	5.350%	11/1/39	1,050	1,318
	Northern States Power Co.	4.125%	5/15/44	1,100	1,207
	Northern States Power Co.	4.000%	8/15/45	1,300	1,405
	Northern States Power Co.	3.600%	5/15/46	1,475	1,499
	NorthWestern Corp.	4.176%	11/15/44	1,480	1,591
	NSTAR Electric Co.	5.500%	3/15/40	1,290	1,610
	NSTAR Electric Co.	4.400%	3/1/44	810	905
	Oglethorpe Power Corp.	5.950%	11/1/39	1,165	1,435
	Oglethorpe Power Corp.	5.375%	11/1/40	2,330	2,751
	Oglethorpe Power Corp.	5.250%	9/1/50	440	513
	Ohio Edison Co.	6.875%	7/15/36	1,360	1,801
	Ohio Power Co.	4.150%	4/1/48	1,335	1,470
	Ohio Power Co.	4.000%	6/1/49	1,750	1,879

100

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	1,054
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	1,050	1,067
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,570	2,209
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,140	1,651
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,023	1,586
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,440	1,792
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,455	1,672
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,665	2,097
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,870	1,964
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,080	1,139
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,500	1,675
3	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	2,000	2,136
	PacifiCorp	7.700%	11/15/31	1,665	2,382
	PacifiCorp	5.250%	6/15/35	985	1,176
	PacifiCorp	6.100%	8/1/36	670	879
	PacifiCorp	5.750%	4/1/37	2,005	2,553
	PacifiCorp	6.250%	10/15/37	2,149	2,871
	PacifiCorp	6.350%	7/15/38	1,165	1,562
	PacifiCorp	6.000%	1/15/39	2,200	2,938
	PacifiCorp	4.100%	2/1/42	1,560	1,686
	PacifiCorp	4.125%	1/15/49	3,215	3,530
	PacifiCorp	4.150%	2/15/50	2,000	2,225
	PECO Energy Co.	5.950%	10/1/36	1,140	1,485
	PECO Energy Co.	3.900%	3/1/48	1,400	1,489
	Potomac Electric Power Co.	6.500%	11/15/37	2,220	3,045
	Potomac Electric Power Co.	4.150%	3/15/43	2,190	2,357
	PPL Capital Funding Inc.	4.700%	6/1/43	2,601	2,766
	PPL Capital Funding Inc.	5.000%	3/15/44	2,170	2,409
	PPL Capital Funding Inc.	4.000%	9/15/47	900	868
	PPL Electric Utilities Corp.	6.250%	5/15/39	565	772
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,020	1,112
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,200	1,315
	PPL Electric Utilities Corp.	3.950%	6/1/47	3,100	3,293
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,800	1,986
	Progress Energy Inc.	7.750%	3/1/31	2,315	3,240
	Progress Energy Inc.	6.000%	12/1/39	2,225	2,772
	PSEG Power LLC	8.625%	4/15/31	2,165	2,973
	Public Service Co. of Colorado	6.500%	8/1/38	400	554
	Public Service Co. of Colorado	3.600%	9/15/42	1,980	1,978
	Public Service Co. of Colorado	4.300%	3/15/44	1,875	2,074
	Public Service Co. of Colorado	3.800%	6/15/47	1,900	1,979
	Public Service Co. of Colorado	4.100%	6/15/48	1,600	1,751
	Public Service Co. of Colorado	4.050%	9/15/49	1,700	1,868
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,000	1,019
	Public Service Electric & Gas Co.	5.800%	5/1/37	1,648	2,118
	Public Service Electric & Gas Co.	3.950%	5/1/42	1,485	1,596
	Public Service Electric & Gas Co.	3.650%	9/1/42	1,920	1,955
	Public Service Electric & Gas Co.	3.800%	3/1/46	2,272	2,392
	Public Service Electric & Gas Co.	3.600%	12/1/47	1,200	1,227
	Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	1,095
	Public Service Electric & Gas Co.	3.850%	5/1/49	1,500	1,604
	Puget Sound Energy Inc.	6.274%	3/15/37	995	1,312
	Puget Sound Energy Inc.	5.757%	10/1/39	1,551	1,996
	Puget Sound Energy Inc.	5.795%	3/15/40	720	930
	Puget Sound Energy Inc.	5.638%	4/15/41	1,015	1,270
	Puget Sound Energy Inc.	4.300%	5/20/45	1,685	1,848
	Puget Sound Energy Inc.	4.223%	6/15/48	1,950	2,173
	San Diego Gas & Electric Co.	6.000%	6/1/39	560	685
	San Diego Gas & Electric Co.	4.500%	8/15/40	1,660	1,784
	San Diego Gas & Electric Co.	3.750%	6/1/47	1,810	1,760
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,350	1,402
	Southern California Edison Co.	6.000%	1/15/34	1,185	1,421
	Southern California Edison Co.	5.750%	4/1/35	1,250	1,447
	Southern California Edison Co.	5.350%	7/15/35	1,095	1,223

101

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern California Edison Co.	5.625%	2/1/36	2,585	2,966
Southern California Edison Co.	5.550%	1/15/37	690	789
Southern California Edison Co.	5.950%	2/1/38	1,290	1,541
Southern California Edison Co.	6.050%	3/15/39	1,475	1,790
Southern California Edison Co.	5.500%	3/15/40	330	381
Southern California Edison Co.	4.500%	9/1/40	1,555	1,628
Southern California Edison Co.	4.050%	3/15/42	1,795	1,767
Southern California Edison Co.	3.900%	3/15/43	1,825	1,771
Southern California Edison Co.	4.650%	10/1/43	1,840	1,967
Southern California Edison Co.	3.600%	2/1/45	1,815	1,684
Southern California Edison Co.	4.000%	4/1/47	3,225	3,206
Southern California Edison Co.	4.125%	3/1/48	3,825	3,851
Southern California Edison Co.	4.875%	3/1/49	1,600	1,795
Southern Co.	4.250%	7/1/36	2,350	2,412
Southern Co.	4.400%	7/1/46	4,901	5,160
Southern Power Co.	5.150%	9/15/41	1,045	1,140
Southern Power Co.	5.250%	7/15/43	1,055	1,165
Southern Power Co.	4.950%	12/15/46	1,400	1,498
Southwestern Electric Power Co.	6.200%	3/15/40	1,410	1,817
Southwestern Electric Power Co.	3.900%	4/1/45	1,290	1,277
Southwestern Electric Power Co.	3.850%	2/1/48	1,735	1,707
Southwestern Public Service Co.	4.500%	8/15/41	1,580	1,761
Southwestern Public Service Co.	3.400%	8/15/46	2,400	2,315
Southwestern Public Service Co.	3.700%	8/15/47	2,765	2,792
Southwestern Public Service Co.	4.400%	11/15/48	1,650	1,857
Southwestern Public Service Co.	3.750%	6/15/49	500	504
Tampa Electric Co.	4.100%	6/15/42	1,325	1,374
Tampa Electric Co.	4.350%	5/15/44	685	739
Tampa Electric Co.	4.300%	6/15/48	1,750	1,898
Tampa Electric Co.	4.450%	6/15/49	1,325	1,483
Toledo Edison Co.	6.150%	5/15/37	1,185	1,516
Tucson Electric Power Co.	4.850%	12/1/48	990	1,149
Union Electric Co.	5.300%	8/1/37	1,390	1,697
Union Electric Co.	8.450%	3/15/39	1,240	1,963
Union Electric Co.	3.900%	9/15/42	1,600	1,682
Union Electric Co.	3.650%	4/15/45	1,035	1,052
Union Electric Co.	4.000%	4/1/48	1,000	1,057
Virginia Electric & Power Co.	6.000%	1/15/36	1,635	2,068
Virginia Electric & Power Co.	6.000%	5/15/37	2,180	2,813
Virginia Electric & Power Co.	6.350%	11/30/37	2,025	2,712
Virginia Electric & Power Co.	8.875%	11/15/38	3,525	5,730
Virginia Electric & Power Co.	4.000%	1/15/43	1,875	1,967
Virginia Electric & Power Co.	4.650%	8/15/43	1,410	1,609
Virginia Electric & Power Co.	4.450%	2/15/44	1,771	1,971
Virginia Electric & Power Co.	4.200%	5/15/45	1,523	1,632
Virginia Electric & Power Co.	4.000%	11/15/46	1,525	1,607
Virginia Electric & Power Co.	3.800%	9/15/47	1,825	1,871
Virginia Electric & Power Co.	4.600%	12/1/48	2,000	2,315
Westar Energy Inc.	4.125%	3/1/42	1,155	1,233
Westar Energy Inc.	4.100%	4/1/43	1,865	2,004
Westar Energy Inc.	4.250%	12/1/45	1,530	1,678
Wisconsin Electric Power Co.	5.625%	5/15/33	605	758
Wisconsin Electric Power Co.	5.700%	12/1/36	750	972
Wisconsin Electric Power Co.	4.300%	10/15/48	1,050	1,167
Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,207
Wisconsin Public Service Corp.	3.671%	12/1/42	1,080	1,091
Wisconsin Public Service Corp.	4.752%	11/1/44	2,105	2,488
Xcel Energy Inc.	6.500%	7/1/36	500	653
Natural Gas (0.5%)
Atmos Energy Corp.	5.500%	6/15/41	1,425	1,795
Atmos Energy Corp.	4.150%	1/15/43	1,910	2,068
Atmos Energy Corp.	4.125%	10/15/44	4,355	4,744
Atmos Energy Corp.	4.125%	3/15/49	900	985

102

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,025	1,261
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	1,000	1,018
	KeySpan Corp.	5.803%	4/1/35	1,000	1,177
	NiSource Finance Corp.	5.950%	6/15/41	1,535	1,879
	NiSource Finance Corp.	5.250%	2/15/43	2,650	3,062
	NiSource Finance Corp.	4.800%	2/15/44	2,175	2,397
	NiSource Finance Corp.	5.650%	2/1/45	1,050	1,266
	NiSource Finance Corp.	4.375%	5/15/47	3,880	4,106
	NiSource Finance Corp.	3.950%	3/30/48	1,352	1,346
	ONE Gas Inc.	4.658%	2/1/44	2,000	2,320
	ONE Gas Inc.	4.500%	11/1/48	900	1,022
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	948
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	1,075	1,029
	Sempra Energy	3.800%	2/1/38	3,305	3,191
	Sempra Energy	6.000%	10/15/39	3,126	3,776
	Sempra Energy	4.000%	2/1/48	3,739	3,649
	Southern California Gas Co.	5.125%	11/15/40	175	204
	Southern California Gas Co.	3.750%	9/15/42	1,250	1,261
	Southern California Gas Co.	4.125%	6/1/48	1,450	1,544
	Southern California Gas Co.	4.300%	1/15/49	500	545
	Southern California Gas Co.	3.950%	2/15/50	1,200	1,240
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	2,920	3,543
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,380	1,448
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	960
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	2,250	2,375
	Southwest Gas Corp.	3.800%	9/29/46	1,000	976
	Southwest Gas Corp.	4.150%	6/1/49	875	908
	Washington Gas Light Co.	3.796%	9/15/46	1,500	1,498
	Other Utility (0.1%)
	American Water Capital Corp.	6.593%	10/15/37	2,503	3,396
	American Water Capital Corp.	4.300%	12/1/42	1,300	1,404
	American Water Capital Corp.	4.300%	9/1/45	1,150	1,242
	American Water Capital Corp.	4.000%	12/1/46	425	440
	American Water Capital Corp.	3.750%	9/1/47	2,176	2,189
	American Water Capital Corp.	4.200%	9/1/48	2,850	3,070
	American Water Capital Corp.	4.150%	6/1/49	2,600	2,791
	Aqua America Inc.	4.276%	5/1/49	1,400	1,506
	Veolia Environnement SA	6.750%	6/1/38	1,358	1,787
					728,326
Total Corporate Bonds (Cost $5,564,892)					6,095,643
Sovereign Bonds (3.9%)
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	3,775	4,037
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	500	531
	CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	2,195	2,585
	Ecopetrol SA	7.375%	9/18/43	2,875	3,687
	Ecopetrol SA	5.875%	5/28/45	7,008	7,718
	Equinor ASA	5.100%	8/17/40	4,369	5,403
	Equinor ASA	4.250%	11/23/41	2,875	3,205
	Equinor ASA	3.950%	5/15/43	2,290	2,465
	Equinor ASA	4.800%	11/8/43	2,540	3,076
	European Investment Bank	4.875%	2/15/36	5,889	7,748
	Hydro-Quebec	8.500%	12/1/29	1,621	2,453
	Hydro-Quebec	9.375%	4/15/30	705	1,132
	Inter-American Development Bank	3.875%	10/28/41	2,080	2,486
	Inter-American Development Bank	3.200%	8/7/42	1,636	1,766
	Inter-American Development Bank	4.375%	1/24/44	2,758	3,546
	International Bank for Reconstruction & Development	4.750%	2/15/35	1,825	2,354
4	KFW	0.000%	4/18/36	6,220	4,041
4	KFW	0.000%	6/29/37	3,390	2,136
	Nexen Energy ULC	7.875%	3/15/32	1,900	2,747
	Nexen Energy ULC	5.875%	3/10/35	1,530	1,906
	Nexen Energy ULC	6.400%	5/15/37	2,405	3,201

103

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Nexen Energy ULC	7.500%	7/30/39	2,740	4,142
2	Oriental Republic of Uruguay	4.375%	1/23/31	1,650	1,786
2	Oriental Republic of Uruguay	7.625%	3/21/36	4,190	5,960
2	Oriental Republic of Uruguay	4.125%	11/20/45	2,600	2,649
2	Oriental Republic of Uruguay	5.100%	6/18/50	15,435	17,364
2	Oriental Republic of Uruguay	4.975%	4/20/55	3,700	4,079
	Petroleos Mexicanos	6.625%	6/15/35	9,617	8,887
	Petroleos Mexicanos	6.625%	6/15/38	3,250	2,891
	Petroleos Mexicanos	6.500%	6/2/41	8,496	7,526
	Petroleos Mexicanos	5.500%	6/27/44	5,615	4,497
	Petroleos Mexicanos	6.375%	1/23/45	9,475	8,141
	Petroleos Mexicanos	5.625%	1/23/46	7,181	5,782
	Petroleos Mexicanos	6.750%	9/21/47	20,692	18,407
	Petroleos Mexicanos	6.350%	2/12/48	9,330	8,010
	Province of British Columbia	7.250%	9/1/36	990	1,563
	Province of Quebec	7.500%	9/15/29	6,750	9,737
	Republic of Chile	3.625%	10/30/42	3,200	3,350
	Republic of Chile	3.860%	6/21/47	5,345	5,771
2	Republic of Chile	3.500%	1/25/50	500	505
	Republic of Colombia	10.375%	1/28/33	1,325	2,076
	Republic of Colombia	7.375%	9/18/37	6,197	8,412
	Republic of Colombia	6.125%	1/18/41	8,175	10,105
2	Republic of Colombia	5.625%	2/26/44	9,870	11,671
2	Republic of Colombia	5.000%	6/15/45	17,900	19,757
	Republic of Colombia	5.200%	5/15/49	500	568
	Republic of Hungary	7.625%	3/29/41	4,578	7,335
	Republic of Indonesia	3.400%	9/18/29	1,200	1,201
	Republic of Indonesia	4.350%	1/11/48	6,850	7,064
	Republic of Indonesia	5.350%	2/11/49	3,050	3,633
	Republic of Italy	5.375%	6/15/33	6,903	7,526
	Republic of Korea	4.125%	6/10/44	3,450	4,031
	Republic of Korea	3.875%	9/20/48	1,649	1,878
2	Republic of Panama	6.700%	1/26/36	6,236	8,488
2	Republic of Panama	4.500%	5/15/47	3,500	3,946
2	Republic of Panama	4.500%	4/16/50	6,557	7,361
2	Republic of Panama	4.300%	4/29/53	3,600	3,960
	Republic of Peru	2.844%	6/20/30	1,000	1,004
	Republic of Peru	8.750%	11/21/33	7,125	11,503
2	Republic of Peru	6.550%	3/14/37	3,795	5,347
	Republic of Peru	5.625%	11/18/50	8,040	11,058
	Republic of the Philippines	9.500%	2/2/30	5,682	9,070
	Republic of the Philippines	7.750%	1/14/31	5,725	8,416
	Republic of the Philippines	6.375%	1/15/32	3,825	5,159
	Republic of the Philippines	6.375%	10/23/34	8,079	11,250
	Republic of the Philippines	5.000%	1/13/37	4,175	5,224
	Republic of the Philippines	3.950%	1/20/40	8,627	9,589
	Republic of the Philippines	3.700%	3/1/41	4,987	5,398
	Republic of the Philippines	3.700%	2/2/42	6,215	6,728
	State of Israel	4.500%	1/30/43	5,395	6,186
	State of Israel	4.125%	1/17/48	3,425	3,754
	United Mexican States	8.300%	8/15/31	3,850	5,406
	United Mexican States	7.500%	4/8/33	2,407	3,205
	United Mexican States	6.750%	9/27/34	6,622	8,415
	United Mexican States	6.050%	1/11/40	11,449	13,661
	United Mexican States	4.750%	3/8/44	22,006	22,938
	United Mexican States	5.550%	1/21/45	1,900	2,212
	United Mexican States	4.600%	1/23/46	9,876	10,082
	United Mexican States	4.350%	1/15/47	6,950	6,898
	United Mexican States	4.600%	2/10/48	9,482	9,778
	United Mexican States	5.750%	10/12/10	6,275	6,848
Total Sovereign Bonds (Cost $455,427)					487,411

104

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Taxable Municipal Bonds (3.4%)
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	1,025	1,584
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	1,064
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	645	1,022
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	550	754
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	1,760	2,382
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	450	604
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	2,495	4,338
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,578
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,300	6,447
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,805	4,527
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,665	2,695
California GO	7.700%	11/1/30	1,260	1,351
California GO	4.500%	4/1/33	3,100	3,506
California GO	7.500%	4/1/34	7,080	10,686
California GO	7.950%	3/1/36	1,450	1,505
California GO	4.600%	4/1/38	2,000	2,184
California GO	7.550%	4/1/39	9,495	15,032
California GO	7.300%	10/1/39	5,405	8,124
California GO	7.350%	11/1/39	2,425	3,667
California GO	7.625%	3/1/40	4,165	6,572
California GO	7.600%	11/1/40	9,585	15,553
California State University Systemwide Revenue	3.899%	11/1/47	1,000	1,083
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	1,056
Chicago IL GO	7.045%	1/1/29	800	887
Chicago IL GO	7.375%	1/1/33	1,000	1,189
Chicago IL GO	5.432%	1/1/42	900	888
Chicago IL GO	6.314%	1/1/44	1,200	1,297
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	2,055	2,664
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	950	1,344
Chicago IL O’Hare International Airport Revenue	4.472%	1/1/49	300	352
Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	1,450	1,892
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	5,150	6,957
Clark County NV Airport System Revenue	6.881%	7/1/42	1,150	1,150
Clark County NV Airport System Revenue	6.820%	7/1/45	1,500	2,353
Commonwealth Financing Authority Pennsylvania Revenue	4.014%	6/1/33	1,300	1,425
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	1,051
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	1,023
Connecticut GO	5.632%	12/1/29	1,500	1,825
Connecticut GO	5.090%	10/1/30	750	865
Connecticut GO	5.850%	3/15/32	2,550	3,280
Cook County IL GO	6.229%	11/15/34	1,050	1,403
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,116
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,445	2,039
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,515	1,946

105

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	1,665	2,306
Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,594
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,000	1,256
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	1,275	1,631
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	1,325	1,804
George Washington University	4.300%	9/15/44	1,775	2,016
George Washington University	4.126%	9/15/48	3,825	4,287
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	4,605	5,533
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	3,148	4,114
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	845	1,070
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	1,102
Houston TX GO	6.290%	3/1/32	2,570	3,150
Houston TX GO	3.961%	3/1/47	950	1,041
Illinois GO	5.100%	6/1/33	24,390	25,685
Illinois GO	6.630%	2/1/35	1,770	2,042
Illinois GO	6.725%	4/1/35	1,500	1,733
Illinois GO	7.350%	7/1/35	1,455	1,716
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,670	2,250
JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,234
Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,075	1,250
Los Angeles CA Community College District GO	6.750%	8/1/49	2,150	3,403
Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	1,025	1,369
Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	625	648
Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,575	2,394
Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	1,625	2,559
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,190	1,450
Los Angeles CA Unified School District GO	5.750%	7/1/34	4,720	6,025
Los Angeles CA Unified School District GO	6.758%	7/1/34	3,065	4,203
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,800	2,334
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	1,093
Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	895	1,283
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	1,131
Massachusetts GO	4.500%	8/1/31	1,200	1,390
Massachusetts GO	5.456%	12/1/39	3,035	3,873
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,405	1,837
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,240	1,633
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,418
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,355	2,148
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,714
Mississippi GO	5.245%	11/1/34	1,100	1,342
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	1,400	1,470
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	1,725	2,332
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	4,464	6,906

106

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	6,260	9,422
New York City NY GO	5.206%	10/1/31	1,070	1,275
New York City NY GO	6.646%	12/1/31	400	424
New York City NY GO	6.246%	6/1/35	1,075	1,109
New York City NY GO	5.517%	10/1/37	1,175	1,525
New York City NY GO	6.271%	12/1/37	1,470	2,045
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,364
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	850	877
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	1,030	1,444
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,124
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,500	2,130
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	1,460	1,945
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,645	2,324
New York City NY Transitional Finance Authority Future Tax Revenue	5.267%	5/1/27	20	24
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	1,575	1,964
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	1,715	2,193
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,462
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,550	3,904
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	902
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	2,645	3,694
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.814%	11/15/40	540	760
New York State Dormitory Authority Revenue (Personal Income Tax)	5.427%	3/15/39	500	614
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	2,266
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	1,345	1,722
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	1,275	1,369
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,675	2,034
North Texas Tollway Authority System Revenue	6.718%	1/1/49	2,835	4,398
NYU Langone Hospitals	5.750%	7/1/43	925	1,256
Ohio State University General Receipts Revenue	4.910%	6/1/40	2,175	2,700
Ohio State University General Receipts Revenue	3.798%	12/1/46	1,150	1,253
Ohio State University General Receipts Revenue	4.800%	6/1/11	1,782	2,190
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,315
Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	1,180	1,555
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,110	1,463
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,260	1,645
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,695	2,241
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,625	2,149
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	2,375	3,033
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	1,200	1,329
Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	760
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	3,220	4,056
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	7,095	8,490

107

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,575	1,963
President & Fellows of Harvard College	4.875%	10/15/40	1,140	1,408
President & Fellows of Harvard College	3.150%	7/15/46	2,200	2,194
Princeton University	5.700%	3/1/39	2,240	3,019
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	1,010	1,442
Rutgers State University New Jersey Revenue	5.665%	5/1/40	1,185	1,537
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	2,200	2,128
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	1,050	1,033
Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,650	1,878
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,520	1,880
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	850	1,149
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	1,450	1,992
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,225	1,411
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,015	1,447
San Diego County CA Water Authority Revenue	6.138%	5/1/49	2,000	2,839
San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	1,440	2,217
San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	1,350	1,390
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	1,500	1,848
South Carolina Public Service Authority Revenue	6.454%	1/1/50	1,300	1,938
Texas GO	5.517%	4/1/39	3,290	4,369
Texas Transportation Commission Revenue	5.178%	4/1/30	3,800	4,591
Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,141
University of California Regents Medical Center Revenue	6.548%	5/15/48	1,350	1,938
University of California Regents Medical Center Revenue	6.583%	5/15/49	1,075	1,541
University of California Revenue	4.601%	5/15/31	1,000	1,141
University of California Revenue	5.770%	5/15/43	2,890	3,801
University of California Revenue	4.131%	5/15/45	1,500	1,641
University of California Revenue	5.946%	5/15/45	1,275	1,707
University of California Revenue	4.858%	5/15/12	2,675	3,247
University of California Revenue	4.767%	5/15/15	1,450	1,708
University of Southern California	5.250%	10/1/11	1,000	1,365
University of Texas Permanent University Fund Revenue	3.376%	7/1/47	1,200	1,236
University of Texas Revenue	3.354%	8/15/47	1,000	1,017
University of Texas System Revenue Financing System Revenue	6.276%	8/15/41	900	904
University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	1,075	1,316
University of Virginia Revenue	4.179%	9/1/17	1,025	1,162
Washington GO	5.140%	8/1/40	1,285	1,616
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,650	1,753
Total Taxable Municipal Bonds (Cost $343,923)	416,685

Shares
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
5	Vanguard Market Liquidity Fund (Cost $23,066)	2.499%	230,642	23,069
Total Investments (99.2%) (Cost $11,196,641)	12,285,097
Other Assets and Liabilities—Net (0.8%)	96,789
Net Assets (100%)	12,381,886

108

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2019

1

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $159,109,000, representing 1.3% of net assets.

4	Guaranteed by the Federal Republic of Germany.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

109

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All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA3142 082019

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (65.5%)
U.S. Government Securities (42.5%)
United States Treasury Note/Bond	8.125%	8/15/19	6,636	6,681
United States Treasury Note/Bond	8.500%	2/15/20	15,275	15,877
United States Treasury Note/Bond	1.625%	3/15/20	745	743
United States Treasury Note/Bond	2.250%	3/31/20	101	101
United States Treasury Note/Bond	1.125%	4/30/20	3	3
United States Treasury Note/Bond	1.500%	5/15/20	3	3
United States Treasury Note/Bond	8.750%	5/15/20	70	74
United States Treasury Note/Bond	1.375%	5/31/20	312,855	311,047
United States Treasury Note/Bond	1.500%	5/31/20	138,577	137,927
United States Treasury Note/Bond	2.500%	5/31/20	148,498	149,148
United States Treasury Note/Bond	1.500%	6/15/20	385,407	383,661
United States Treasury Note/Bond	1.625%	6/30/20	88,735	88,430
United States Treasury Note/Bond	1.875%	6/30/20	320,460	320,159
United States Treasury Note/Bond	2.500%	6/30/20	289,228	290,720
United States Treasury Note/Bond	1.500%	7/15/20	379,857	378,075
United States Treasury Note/Bond	1.625%	7/31/20	330,340	329,204
United States Treasury Note/Bond	2.000%	7/31/20	105,803	105,869
United States Treasury Note/Bond	2.625%	7/31/20	209,755	211,263
United States Treasury Note/Bond	1.500%	8/15/20	647,909	644,870
United States Treasury Note/Bond	2.625%	8/15/20	282,500	284,706
United States Treasury Note/Bond	8.750%	8/15/20	192,190	206,635
United States Treasury Note/Bond	1.375%	8/31/20	357,825	355,589
United States Treasury Note/Bond	2.125%	8/31/20	175,666	176,077
United States Treasury Note/Bond	2.625%	8/31/20	181,778	183,254
United States Treasury Note/Bond	1.375%	9/30/20	222,650	221,189
United States Treasury Note/Bond	2.000%	9/30/20	50,741	50,804
United States Treasury Note/Bond	2.750%	9/30/20	300,436	303,582
United States Treasury Note/Bond	1.625%	10/15/20	400,557	399,243
United States Treasury Note/Bond	1.375%	10/31/20	207,217	205,858
United States Treasury Note/Bond	1.750%	10/31/20	235,567	235,124
United States Treasury Note/Bond	2.875%	10/31/20	186,493	188,912
United States Treasury Note/Bond	1.750%	11/15/20	565,970	565,087
United States Treasury Note/Bond	2.625%	11/15/20	853,684	862,357
United States Treasury Note/Bond	1.625%	11/30/20	404,003	402,678
United States Treasury Note/Bond	2.000%	11/30/20	336,980	337,614
United States Treasury Note/Bond	2.750%	11/30/20	88,381	89,472
United States Treasury Note/Bond	1.875%	12/15/20	97,985	98,015
United States Treasury Note/Bond	1.750%	12/31/20	196,004	195,698
United States Treasury Note/Bond	2.375%	12/31/20	302,770	305,089
United States Treasury Note/Bond	2.500%	12/31/20	239,120	241,399
United States Treasury Note/Bond	2.000%	1/15/21	619,748	621,198
United States Treasury Note/Bond	1.375%	1/31/21	467,607	464,245
United States Treasury Note/Bond	2.125%	1/31/21	114,586	115,088
United States Treasury Note/Bond	2.500%	1/31/21	277,518	280,379
United States Treasury Note/Bond	2.250%	2/15/21	482,194	485,357
United States Treasury Note/Bond	3.625%	2/15/21	386,211	397,195
United States Treasury Note/Bond	7.875%	2/15/21	209,734	229,789
United States Treasury Note/Bond	1.125%	2/28/21	148,979	147,279
United States Treasury Note/Bond	2.000%	2/28/21	420,083	421,263
United States Treasury Note/Bond	2.500%	2/28/21	223,389	225,833
United States Treasury Note/Bond	2.375%	3/15/21	604,278	610,037
United States Treasury Note/Bond	1.250%	3/31/21	694,298	687,681
United States Treasury Note/Bond	2.250%	3/31/21	597,969	602,454
United States Treasury Note/Bond	2.375%	4/15/21	445,074	449,525
United States Treasury Note/Bond	1.375%	4/30/21	192,710	191,234
United States Treasury Note/Bond	2.250%	4/30/21	469,139	472,948
United States Treasury Note/Bond	2.625%	5/15/21	524,973	533,010
United States Treasury Note/Bond	3.125%	5/15/21	371,010	379,996
United States Treasury Note/Bond	8.125%	5/15/21	110	123
United States Treasury Note/Bond	1.375%	5/31/21	510,483	506,573
United States Treasury Note/Bond	2.000%	5/31/21	263,914	264,985

1

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.125%	5/31/21	223,443	224,909
United States Treasury Note/Bond	2.625%	6/15/21	361,111	367,091
United States Treasury Note/Bond	1.125%	6/30/21	363,189	358,649
United States Treasury Note/Bond	1.625%	6/30/21	284,585	283,874
United States Treasury Note/Bond	2.125%	6/30/21	344,450	346,871
United States Treasury Note/Bond	2.625%	7/15/21	321,986	327,469
United States Treasury Note/Bond	1.125%	7/31/21	554,910	547,630
United States Treasury Note/Bond	2.250%	7/31/21	249,925	252,347
United States Treasury Note/Bond	2.125%	8/15/21	113,948	114,767
United States Treasury Note/Bond	2.750%	8/15/21	741,294	756,468
United States Treasury Note/Bond	8.125%	8/15/21	35,690	40,341
United States Treasury Note/Bond	1.125%	8/31/21	227,781	224,685
United States Treasury Note/Bond	2.000%	8/31/21	408,715	410,693
United States Treasury Note/Bond	2.750%	9/15/21	524,387	535,861
United States Treasury Note/Bond	1.125%	9/30/21	627,836	619,398
United States Treasury Note/Bond	2.125%	9/30/21	365,066	368,030
United States Treasury Note/Bond	2.875%	10/15/21	184,148	188,781
United States Treasury Note/Bond	1.250%	10/31/21	514,864	508,912
United States Treasury Note/Bond	2.000%	10/31/21	278,940	280,508
United States Treasury Note/Bond	2.000%	11/15/21	331,482	333,553
United States Treasury Note/Bond	2.875%	11/15/21	771,193	791,313
United States Treasury Note/Bond	1.750%	11/30/21	132,807	132,807
United States Treasury Note/Bond	1.875%	11/30/21	207,760	208,344
United States Treasury Note/Bond	2.625%	12/15/21	254,123	259,643
United States Treasury Note/Bond	2.000%	12/31/21	12,380	12,459
United States Treasury Note/Bond	2.125%	12/31/21	217,010	219,011
United States Treasury Note/Bond	2.500%	1/15/22	598,397	609,521
United States Treasury Note/Bond	1.500%	1/31/22	228,760	227,401
United States Treasury Note/Bond	1.875%	1/31/22	435,482	436,841
United States Treasury Note/Bond	2.000%	2/15/22	273,916	275,713
United States Treasury Note/Bond	2.500%	2/15/22	626,278	638,415
United States Treasury Note/Bond	1.750%	2/28/22	964,382	964,681
United States Treasury Note/Bond	1.875%	2/28/22	531,386	533,214
United States Treasury Note/Bond	2.375%	3/15/22	878,400	893,772
United States Treasury Note/Bond	1.750%	3/31/22	215,000	215,034
United States Treasury Note/Bond	1.875%	3/31/22	474,650	476,577
United States Treasury Note/Bond	2.250%	4/15/22	783,400	794,172
United States Treasury Note/Bond	1.750%	4/30/22	240,880	240,993
United States Treasury Note/Bond	1.875%	4/30/22	372,882	374,280
United States Treasury Note/Bond	2.125%	5/15/22	630,008	636,900
United States Treasury Note/Bond	1.750%	5/31/22	467,240	467,460
United States Treasury Note/Bond	1.875%	5/31/22	207,115	207,956
United States Treasury Note/Bond	1.750%	6/15/22	363,335	363,731
United States Treasury Note/Bond	1.750%	6/30/22	280,814	281,078
United States Treasury Note/Bond	2.125%	6/30/22	227,735	230,368
United States Treasury Note/Bond	1.875%	7/31/22	530,907	533,062
United States Treasury Note/Bond	2.000%	7/31/22	227,600	229,378
United States Treasury Note/Bond	1.625%	8/15/22	31,980	31,870
United States Treasury Note/Bond	7.250%	8/15/22	3,014	3,514
United States Treasury Note/Bond	1.625%	8/31/22	416,750	415,254
United States Treasury Note/Bond	1.875%	8/31/22	293,813	295,006
United States Treasury Note/Bond	1.750%	9/30/22	283,140	283,228
United States Treasury Note/Bond	1.875%	9/30/22	499,170	501,431
United States Treasury Note/Bond	1.875%	10/31/22	354,240	355,792
United States Treasury Note/Bond	2.000%	10/31/22	388,576	391,856
United States Treasury Note/Bond	1.625%	11/15/22	135,125	134,618
United States Treasury Note/Bond	2.000%	11/30/22	690,725	696,769
United States Treasury Note/Bond	2.125%	12/31/22	807,125	817,844
United States Treasury Note/Bond	1.750%	1/31/23	302,602	302,696
United States Treasury Note/Bond	2.375%	1/31/23	472,400	482,807
United States Treasury Note/Bond	2.000%	2/15/23	70,831	71,473
United States Treasury Note/Bond	7.125%	2/15/23	163,535	194,198
United States Treasury Note/Bond	1.500%	2/28/23	322,416	319,746
United States Treasury Note/Bond	2.625%	2/28/23	319,461	329,444

2

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.500%	3/31/23	508,600	504,150
United States Treasury Note/Bond	2.500%	3/31/23	485,701	499,058
United States Treasury Note/Bond	1.625%	4/30/23	108,332	107,857
United States Treasury Note/Bond	2.750%	4/30/23	261,973	271,673
United States Treasury Note/Bond	1.750%	5/15/23	763,728	763,850
United States Treasury Note/Bond	1.625%	5/31/23	367,450	365,841
United States Treasury Note/Bond	2.750%	5/31/23	186,365	193,411
United States Treasury Note/Bond	1.375%	6/30/23	275,345	271,386
United States Treasury Note/Bond	2.625%	6/30/23	254,388	263,053
United States Treasury Note/Bond	1.250%	7/31/23	270,465	265,140
United States Treasury Note/Bond	2.750%	7/31/23	253,673	263,622
United States Treasury Note/Bond	2.500%	8/15/23	486,760	501,285
United States Treasury Note/Bond	6.250%	8/15/23	208,228	245,253
United States Treasury Note/Bond	1.375%	8/31/23	278,085	273,914
United States Treasury Note/Bond	2.750%	8/31/23	640,016	665,617
United States Treasury Note/Bond	1.375%	9/30/23	327,230	322,220
United States Treasury Note/Bond	2.875%	9/30/23	390,104	407,901
United States Treasury Note/Bond	1.625%	10/31/23	217,345	216,156
United States Treasury Note/Bond	2.875%	10/31/23	390,246	408,416
United States Treasury Note/Bond	2.750%	11/15/23	406,962	423,940
United States Treasury Note/Bond	2.125%	11/30/23	393,035	399,174
United States Treasury Note/Bond	2.875%	11/30/23	261,591	274,058
United States Treasury Note/Bond	2.250%	12/31/23	110,858	113,214
United States Treasury Note/Bond	2.625%	12/31/23	233,121	241,791
United States Treasury Note/Bond	2.250%	1/31/24	194,225	198,352
United States Treasury Note/Bond	2.500%	1/31/24	828,645	855,576
United States Treasury Note/Bond	2.750%	2/15/24	579,749	605,113
United States Treasury Note/Bond	2.125%	2/29/24	583,624	592,927
United States Treasury Note/Bond	2.375%	2/29/24	510,641	524,842
United States Treasury Note/Bond	2.125%	3/31/24	962,029	977,662
United States Treasury Note/Bond	2.000%	4/30/24	300,822	304,017
United States Treasury Note/Bond	2.250%	4/30/24	666,576	681,367
United States Treasury Note/Bond	2.500%	5/15/24	657,918	680,228
United States Treasury Note/Bond	2.000%	5/31/24	750,004	758,561
United States Treasury Note/Bond	1.750%	6/30/24	314,965	314,719
United States Treasury Note/Bond	2.000%	6/30/24	319,533	322,827
United States Treasury Note/Bond	2.125%	7/31/24	254,475	258,651
United States Treasury Note/Bond	2.375%	8/15/24	491,390	505,439
United States Treasury Note/Bond	1.875%	8/31/24	306,793	308,136
United States Treasury Note/Bond	2.125%	9/30/24	515,058	523,510
United States Treasury Note/Bond	2.250%	10/31/24	282,595	289,041
United States Treasury Note/Bond	2.250%	11/15/24	616,889	630,868
United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,709
United States Treasury Note/Bond	2.125%	11/30/24	610,580	620,691
United States Treasury Note/Bond	2.250%	12/31/24	487,345	498,612
United States Treasury Note/Bond	2.500%	1/31/25	212,880	220,663
United States Treasury Note/Bond	2.000%	2/15/25	324,129	327,270
United States Treasury Note/Bond	7.625%	2/15/25	2,112	2,762
United States Treasury Note/Bond	2.750%	2/28/25	278,661	292,594
United States Treasury Note/Bond	2.625%	3/31/25	335,621	350,200
United States Treasury Note/Bond	2.875%	4/30/25	208,494	220,515
United States Treasury Note/Bond	2.125%	5/15/25	975,222	991,225
United States Treasury Note/Bond	2.875%	5/31/25	255,590	270,486
United States Treasury Note/Bond	2.750%	6/30/25	251,462	264,508
United States Treasury Note/Bond	2.875%	7/31/25	293,610	311,045
United States Treasury Note/Bond	2.000%	8/15/25	670,570	676,645
United States Treasury Note/Bond	6.875%	8/15/25	48,414	62,409
United States Treasury Note/Bond	2.750%	8/31/25	350,365	368,759
United States Treasury Note/Bond	3.000%	9/30/25	359,032	383,324
United States Treasury Note/Bond	3.000%	10/31/25	204,006	217,936
United States Treasury Note/Bond	2.250%	11/15/25	790,602	809,134
United States Treasury Note/Bond	2.875%	11/30/25	275,005	291,893
United States Treasury Note/Bond	2.625%	12/31/25	440,620	461,135
United States Treasury Note/Bond	2.625%	1/31/26	539,960	565,273

3

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	1.625%	2/15/26	771,005	759,317
	United States Treasury Note/Bond	2.500%	2/28/26	375,325	390,105
	United States Treasury Note/Bond	2.250%	3/31/26	463,185	474,260
	United States Treasury Note/Bond	2.375%	4/30/26	354,170	365,514
	United States Treasury Note/Bond	1.625%	5/15/26	740,050	727,794
	United States Treasury Note/Bond	2.125%	5/31/26	322,175	327,310
	United States Treasury Note/Bond	1.875%	6/30/26	272,635	272,635
	United States Treasury Note/Bond	1.500%	8/15/26	607,414	591,567
	United States Treasury Note/Bond	6.750%	8/15/26	32,360	42,806
	United States Treasury Note/Bond	2.000%	11/15/26	487,821	491,250
	United States Treasury Note/Bond	6.500%	11/15/26	50,779	66,751
	United States Treasury Note/Bond	2.250%	2/15/27	748,740	766,874
	United States Treasury Note/Bond	2.375%	5/15/27	452,574	467,636
	United States Treasury Note/Bond	2.250%	8/15/27	508,974	520,904
	United States Treasury Note/Bond	6.375%	8/15/27	33,585	44,731
	United States Treasury Note/Bond	2.250%	11/15/27	813,084	831,882
	United States Treasury Note/Bond	2.750%	2/15/28	657,601	698,806
	United States Treasury Note/Bond	2.875%	5/15/28	755,131	810,347
	United States Treasury Note/Bond	2.875%	8/15/28	940,238	1,009,872
	United States Treasury Note/Bond	5.500%	8/15/28	39,225	50,717
	United States Treasury Note/Bond	3.125%	11/15/28	851,220	933,150
	United States Treasury Note/Bond	5.250%	11/15/28	45,485	58,121
	United States Treasury Note/Bond	2.625%	2/15/29	652,451	687,722
	United States Treasury Note/Bond	5.250%	2/15/29	51,485	66,086
	United States Treasury Note/Bond	2.375%	5/15/29	822,604	849,594
	United States Treasury Note/Bond	6.125%	8/15/29	75,855	104,348
	United States Treasury Note/Bond	6.250%	5/15/30	121,653	171,493
	United States Treasury Note/Bond	5.375%	2/15/31	350,705	470,604
	United States Treasury Note/Bond	4.500%	2/15/36	157,546	207,715
	United States Treasury Note/Bond	4.750%	2/15/37	35,000	47,895
	United States Treasury Note/Bond	5.000%	5/15/37	59,400	83,689
	United States Treasury Note/Bond	4.375%	2/15/38	55,118	72,808
	United States Treasury Note/Bond	4.500%	5/15/38	5,613	7,534
	United States Treasury Note/Bond	3.500%	2/15/39	187,956	223,081
	United States Treasury Note/Bond	4.250%	5/15/39	119,385	156,058
	United States Treasury Note/Bond	4.500%	8/15/39	85,222	115,023
	United States Treasury Note/Bond	4.375%	11/15/39	183,976	244,429
	United States Treasury Note/Bond	4.625%	2/15/40	264,627	363,036
	United States Treasury Note/Bond	4.375%	5/15/40	209,735	279,078
	United States Treasury Note/Bond	3.875%	8/15/40	172,672	215,489
	United States Treasury Note/Bond	4.250%	11/15/40	329,132	431,522
[1]	United States Treasury Note/Bond	4.750%	2/15/41	208,930	292,109
	United States Treasury Note/Bond	4.375%	5/15/41	183,418	244,691
	United States Treasury Note/Bond	3.750%	8/15/41	77,515	95,089
	United States Treasury Note/Bond	3.125%	11/15/41	138,460	154,815
	United States Treasury Note/Bond	3.125%	2/15/42	190,627	212,967
	United States Treasury Note/Bond	3.000%	5/15/42	183,799	201,030
	United States Treasury Note/Bond	2.750%	8/15/42	515,324	540,122
	United States Treasury Note/Bond	2.750%	11/15/42	647,150	677,688
	United States Treasury Note/Bond	3.125%	2/15/43	324,938	362,052
	United States Treasury Note/Bond	2.875%	5/15/43	512,230	547,287
	United States Treasury Note/Bond	3.625%	8/15/43	394,910	476,237
	United States Treasury Note/Bond	3.750%	11/15/43	363,181	446,771
	United States Treasury Note/Bond	3.625%	2/15/44	481,397	581,138
	United States Treasury Note/Bond	3.375%	5/15/44	329,981	383,088
	United States Treasury Note/Bond	3.125%	8/15/44	344,650	384,122
	United States Treasury Note/Bond	3.000%	11/15/44	350,027	382,023
	United States Treasury Note/Bond	2.500%	2/15/45	450,359	448,179
	United States Treasury Note/Bond	3.000%	5/15/45	559,279	610,922
	United States Treasury Note/Bond	2.875%	8/15/45	391,828	418,339
	United States Treasury Note/Bond	3.000%	11/15/45	176,185	192,591
	United States Treasury Note/Bond	2.500%	2/15/46	429,975	427,154
	United States Treasury Note/Bond	2.500%	5/15/46	776,992	771,646
	United States Treasury Note/Bond	2.250%	8/15/46	399,311	376,725

4

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.875%	11/15/46	656,620	701,868
	United States Treasury Note/Bond	3.000%	2/15/47	107,835	118,097
	United States Treasury Note/Bond	3.000%	5/15/47	192,429	210,529
	United States Treasury Note/Bond	2.750%	8/15/47	388,136	404,449
	United States Treasury Note/Bond	2.750%	11/15/47	460,604	480,037
	United States Treasury Note/Bond	3.000%	2/15/48	649,241	710,107
	United States Treasury Note/Bond	3.125%	5/15/48	558,044	625,271
	United States Treasury Note/Bond	3.000%	8/15/48	561,717	614,990
	United States Treasury Note/Bond	3.375%	11/15/48	227,299	267,147
	United States Treasury Note/Bond	3.000%	2/15/49	762,001	835,702
	United States Treasury Note/Bond	2.875%	5/15/49	557,295	596,830
					97,434,905
Agency Bonds and Notes (1.2%)
2	AID-Iraq	2.149%	1/18/22	10,900	10,955
2	AID-Israel	5.500%	9/18/23	542	620
2	AID-Israel	5.500%	12/4/23	4,768	5,485
2	AID-Israel	5.500%	4/26/24	20,405	23,704
2	AID-Jordan	2.503%	10/30/20	10,100	10,162
2	AID-Jordan	2.578%	6/30/22	3,400	3,455
2	AID-Jordan	3.000%	6/30/25	5,200	5,439
2	AID-Tunisia	2.452%	7/24/21	3,275	3,314
2	AID-Tunisia	1.416%	8/5/21	3,860	3,806
2	AID-Ukraine	1.471%	9/29/21	10,100	9,972
	Federal Farm Credit Banks	1.680%	10/13/20	11,125	11,092
	Federal Farm Credit Banks	2.550%	3/11/21	19,925	20,162
	Federal Farm Credit Banks	2.230%	4/5/21	19,900	20,039
	Federal Farm Credit Banks	3.050%	11/15/21	7,650	7,872
	Federal Farm Credit Banks	2.600%	1/18/22	6,000	6,120
	Federal Farm Credit Banks	1.770%	6/26/23	8,000	7,980
	Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,355
	Federal Home Loan Banks	1.375%	9/28/20	26,600	26,425
	Federal Home Loan Banks	2.625%	10/1/20	133,450	134,616
	Federal Home Loan Banks	5.250%	12/11/20	6,850	7,180
	Federal Home Loan Banks	1.375%	2/18/21	24,475	24,288
	Federal Home Loan Banks	2.250%	6/11/21	30,750	31,017
	Federal Home Loan Banks	5.625%	6/11/21	19,450	20,868
	Federal Home Loan Banks	1.875%	7/7/21	45,140	45,213
	Federal Home Loan Banks	1.125%	7/14/21	61,790	60,968
	Federal Home Loan Banks	3.000%	10/12/21	77,000	79,051
	Federal Home Loan Banks	1.875%	11/29/21	73,000	73,142
	Federal Home Loan Banks	2.125%	6/10/22	9,900	9,991
	Federal Home Loan Banks	2.125%	3/10/23	27,720	28,024
	Federal Home Loan Banks	2.500%	2/13/24	57,095	58,764
	Federal Home Loan Banks	2.875%	6/14/24	40,400	42,319
	Federal Home Loan Banks	5.375%	8/15/24	24,750	28,959
	Federal Home Loan Banks	2.875%	9/13/24	14,985	15,715
	Federal Home Loan Banks	3.250%	11/16/28	39,365	42,790
	Federal Home Loan Banks	5.500%	7/15/36	19,780	27,387
3	Federal Home Loan Mortgage Corp.	1.625%	9/29/20	14,000	13,951
3	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	48,739	48,740
3	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	62,000	62,515
3	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	25,000	24,650
3	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	200,749	203,636
3	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	50,000	51,740
3	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	10,706	15,045
3	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	90,654	131,184
3	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	9,129	13,086
3	Federal National Mortgage Assn.	1.500%	7/30/20	22,775	22,664
3	Federal National Mortgage Assn.	2.875%	10/30/20	54,248	54,930
3	Federal National Mortgage Assn.	1.500%	11/30/20	28,711	28,562
3	Federal National Mortgage Assn.	1.875%	12/28/20	40,000	40,013
3	Federal National Mortgage Assn.	1.375%	2/26/21	32,145	31,896
3	Federal National Mortgage Assn.	2.500%	4/13/21	44,150	44,671
3	Federal National Mortgage Assn.	2.750%	6/22/21	29,488	30,033

5

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Federal National Mortgage Assn.	1.250%	8/17/21	63,475	62,745
3	Federal National Mortgage Assn.	1.375%	10/7/21	60,000	59,433
3	Federal National Mortgage Assn.	2.000%	1/5/22	103,000	103,524
3	Federal National Mortgage Assn.	2.625%	1/11/22	35,992	36,730
3	Federal National Mortgage Assn.	1.875%	4/5/22	22,275	22,318
3	Federal National Mortgage Assn.	2.250%	4/12/22	23,810	24,098
3	Federal National Mortgage Assn.	2.000%	10/5/22	18,525	18,641
3	Federal National Mortgage Assn.	2.375%	1/19/23	33,510	34,186
3	Federal National Mortgage Assn.	2.875%	9/12/23	23,000	23,960
3	Federal National Mortgage Assn.	2.500%	2/5/24	90,320	92,948
3	Federal National Mortgage Assn.	2.625%	9/6/24	62,510	64,872
3	Federal National Mortgage Assn.	2.125%	4/24/26	34,025	34,284
3	Federal National Mortgage Assn.	1.875%	9/24/26	48,275	47,757
3	Federal National Mortgage Assn.	6.250%	5/15/29	4,745	6,408
3	Federal National Mortgage Assn.	7.125%	1/15/30	26,389	38,255
3	Federal National Mortgage Assn.	7.250%	5/15/30	47,677	70,281
3	Federal National Mortgage Assn.	6.625%	11/15/30	24,700	35,315
3	Federal National Mortgage Assn.	5.625%	7/15/37	7,765	10,957
	Private Export Funding Corp.	2.300%	9/15/20	2,475	2,486
	Private Export Funding Corp.	4.300%	12/15/21	10,975	11,603
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,689
	Private Export Funding Corp.	2.050%	11/15/22	8,335	8,366
	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,482
	Private Export Funding Corp.	2.450%	7/15/24	8,300	8,464
	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,626
	Resolution Funding Corp.	8.875%	7/15/20	180	193
	Resolution Funding Corp.	8.625%	1/15/30	110	173
	Tennessee Valley Authority	3.875%	2/15/21	10,915	11,262
	Tennessee Valley Authority	1.875%	8/15/22	7,300	7,285
	Tennessee Valley Authority	2.875%	9/15/24	9,637	10,019
	Tennessee Valley Authority	6.750%	11/1/25	17,306	22,072
	Tennessee Valley Authority	2.875%	2/1/27	29,750	30,986
	Tennessee Valley Authority	7.125%	5/1/30	27,165	39,193
	Tennessee Valley Authority	4.700%	7/15/33	7,950	9,856
	Tennessee Valley Authority	4.650%	6/15/35	15,169	18,749
	Tennessee Valley Authority	5.880%	4/1/36	10,200	14,070
	Tennessee Valley Authority	6.150%	1/15/38	920	1,346
	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,505
	Tennessee Valley Authority	5.250%	9/15/39	17,590	23,379
	Tennessee Valley Authority	4.875%	1/15/48	6,951	9,221
	Tennessee Valley Authority	5.375%	4/1/56	6,250	9,238
	Tennessee Valley Authority	4.625%	9/15/60	7,468	9,947
	Tennessee Valley Authority	4.250%	9/15/65	14,725	18,505
					2,795,992
Conventional Mortgage-Backed Securities (21.6%)
3,4	Fannie Mae Pool	2.000%	11/1/27–11/1/31	102,963	102,616
3,4	Fannie Mae Pool	2.500%	11/1/26–10/1/46	1,079,032	1,087,902
3,4,5	Fannie Mae Pool	3.000%	9/1/20–5/1/49	4,090,424	4,154,354
3,4,5	Fannie Mae Pool	3.500%	9/1/20–8/1/49	5,442,866	5,611,060
3,4	Fannie Mae Pool	4.000%	11/1/19–5/1/49	5,106,987	5,315,467
3,4	Fannie Mae Pool	4.500%	7/1/19–5/1/49	2,020,812	2,133,167
3,4	Fannie Mae Pool	5.000%	7/1/19–5/1/49	603,365	646,871
3,4	Fannie Mae Pool	5.500%	7/1/19–2/1/42	338,363	367,893
3,4	Fannie Mae Pool	6.000%	7/1/19–5/1/41	219,865	242,202
3,4	Fannie Mae Pool	6.500%	10/1/21–10/1/39	59,082	64,834
3,4	Fannie Mae Pool	7.000%	10/1/22–11/1/38	16,782	19,330
3,4	Fannie Mae Pool	7.500%	11/1/22–12/1/32	1,499	1,663
3,4	Fannie Mae Pool	8.000%	11/1/21–9/1/31	525	583
3,4	Fannie Mae Pool	8.500%	12/1/19–5/1/32	230	259
3,4	Fannie Mae Pool	9.000%	12/1/20–8/1/30	46	53
3,4	Fannie Mae Pool	9.500%	1/1/20–11/1/25	66	75
3,4	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	53,843	53,453
3,4	Freddie Mac Gold Pool	2.500%	6/1/22–10/1/46	864,807	872,090
3,4	Freddie Mac Gold Pool	3.000%	3/1/21–5/1/49	2,850,499	2,894,087

6

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Freddie Mac Gold Pool	3.500%	9/1/20–5/1/49	3,497,431	3,609,006
3,4	Freddie Mac Gold Pool	4.000%	7/1/19–5/1/49	2,998,966	3,119,538
3,4	Freddie Mac Gold Pool	4.500%	7/1/19–5/1/49	1,250,584	1,319,476
3,4	Freddie Mac Gold Pool	5.000%	7/1/19–5/1/49	357,832	383,391
3,4	Freddie Mac Gold Pool	5.500%	7/1/19–6/1/41	175,704	191,715
3,4	Freddie Mac Gold Pool	6.000%	7/1/19–5/1/40	93,979	103,613
3,4	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	28,458	31,128
3,4	Freddie Mac Gold Pool	7.000%	10/1/20–12/1/38	10,506	11,692
3,4	Freddie Mac Gold Pool	7.500%	9/1/22–2/1/32	791	877
3,4	Freddie Mac Gold Pool	8.000%	7/1/20–12/1/31	937	1,048
3,4	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	172	192
3,4	Freddie Mac Gold Pool	9.000%	11/1/20–3/1/31	155	177
3,4	Freddie Mac Gold Pool	9.500%	8/1/20–6/1/25	2	2
3,4	Freddie Mac Gold Pool	10.000%	3/1/21–4/1/25	1	1
3,4	Freddie Mac Non Gold Pool	9.500%	3/1/20	—	—
3,4	Freddie Mac Pool	3.000%	1/1/48	11,542	11,643
3,4	Freddie Mac Pool	3.500%	1/1/34–10/1/47	25,468	26,295
3,4	Freddie Mac Pool	5.000%	2/1/49	2,000	2,114
4	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	167,585	171,603
4	Ginnie Mae I Pool	3.500%	11/15/25–7/1/49	182,306	188,910
4	Ginnie Mae I Pool	4.000%	6/15/24–7/1/49	256,568	268,971
4,5	Ginnie Mae I Pool	4.500%	3/15/20–7/1/49	257,533	274,431
4	Ginnie Mae I Pool	4.750%	8/15/33	12	12
4	Ginnie Mae I Pool	5.000%	10/15/19–4/15/41	128,095	136,524
4	Ginnie Mae I Pool	5.500%	10/15/19–2/15/41	72,236	77,231
4	Ginnie Mae I Pool	6.000%	11/15/22–6/15/41	57,278	62,869
4	Ginnie Mae I Pool	6.500%	9/15/23–1/15/39	13,368	14,423
4	Ginnie Mae I Pool	7.000%	9/15/22–9/15/36	3,506	3,904
4	Ginnie Mae I Pool	7.500%	9/15/22–6/15/32	1,542	1,693
4	Ginnie Mae I Pool	7.750%	2/15/30	1	1
4	Ginnie Mae I Pool	8.000%	1/15/22–12/15/30	1,010	1,099
4	Ginnie Mae I Pool	8.250%	6/15/27	1	1
4	Ginnie Mae I Pool	8.500%	2/15/20–3/15/31	226	242
4	Ginnie Mae I Pool	9.000%	10/15/19–1/15/31	205	222
4	Ginnie Mae I Pool	9.500%	5/15/20–9/15/25	20	20
4	Ginnie Mae I Pool	10.000%	4/15/20–2/15/25	—	—
4	Ginnie Mae I Pool	10.500%	1/15/21–2/15/25	1	1
4	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	133,031	134,288
4	Ginnie Mae II Pool	3.000%	10/20/26–7/1/49	2,689,662	2,756,086
4,5	Ginnie Mae II Pool	3.500%	9/20/25–7/1/49	4,845,158	5,018,097
4,5	Ginnie Mae II Pool	4.000%	9/20/25–7/1/49	3,479,143	3,630,112
4,5	Ginnie Mae II Pool	4.500%	12/20/20–8/1/49	1,881,307	1,973,521
4,5	Ginnie Mae II Pool	5.000%	12/20/32–7/1/49	702,342	740,889
4	Ginnie Mae II Pool	5.500%	8/20/23–1/20/49	107,962	115,311
4	Ginnie Mae II Pool	6.000%	7/20/23–12/20/41	33,850	37,167
4	Ginnie Mae II Pool	6.500%	3/20/31–9/20/40	14,377	16,387
4	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	2,107	2,492
4	Ginnie Mae II Pool	7.500%	8/20/30	3	4
4	Ginnie Mae II Pool	8.500%	10/20/30	7	8
4,5	UMBS TBA	3.000%	7/1/49	128,235	129,296
4,5	UMBS TBA	3.500%	6/1/34–7/1/49	716,600	732,720
4,5	UMBS TBA	4.000%	7/1/34–7/1/49	446,500	461,551
4,5	UMBS TBA	4.500%	6/1/49–7/1/49	381,750	398,867
4,5	UMBS TBA	5.000%	7/1/49	58,205	61,506
					49,790,326
Nonconventional Mortgage-Backed Securities (0.1%)
3,4	Fannie Mae Pool	2.133%	3/1/43	5,415	5,401
3,4	Fannie Mae Pool	2.272%	7/1/43	6,676	6,684
3,4	Fannie Mae Pool	2.433%	9/1/43	682	681
3,4	Fannie Mae Pool	3.366%	8/1/42	2,797	2,795
3,4	Fannie Mae Pool	3.451%	4/1/41	1,055	1,062
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.155%	4.780%	12/1/37	648	670
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.185%	4.721%	5/1/36	46	49

7

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.189%	4.689%	12/1/35	3	4
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.190%	4.761%	12/1/36	10	11
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.238%	4.488%	7/1/38	227	239
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.268%	4.643%	9/1/33	3	4
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.268%	4.806%	12/1/35	575	608
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.268%	4.893%	5/1/33	3	3
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.275%	4.775%	11/1/32	9	9
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.313%	5.029%	1/1/35	381	407
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.290%	4.256%	12/1/41	1,194	1,232
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.310%	4.080%	9/1/37	1,473	1,513
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.351%	4.430%	1/1/35	81	85
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.392%	4.147%	10/1/37	586	603
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.460%	4.573%	2/1/37	2	2
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.533%	4.321%	7/1/36	328	340
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.549%	4.488%	1/1/35	1	1
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.553%	4.428%	12/1/33	312	331
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.556%	4.385%	10/1/34	5	5
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.583%	4.458%	11/1/33	195	207
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.615%	4.671%	4/1/37	56	59
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.623%	4.748%	2/1/36	559	572
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.752%	3/1/38	110	114
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.634%	4.385%	8/1/35	750	798
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.635%	4.510%	11/1/36	202	214
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.658%	4.408%	7/1/35	399	419
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.660%	4.410%	9/1/40	308	326
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	40	42
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.669%	4.721%	4/1/36	275	288
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.673%	4.423%	10/1/37	855	882
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.687%	4.490%	6/1/42	1,971	2,059
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.687%	4.579%	1/1/42	1,463	1,513
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.440%	9/1/42	1,833	1,912
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.525%	10/1/39	552	574
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.622%	5/1/40	500	525
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.445%	7/1/39	191	199
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.476%	8/1/40	426	447
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.644%	12/1/40	537	566
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.705%	4.570%	11/1/39	289	307
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.717%	4.752%	1/1/37	403	431
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.718%	2.172%	10/1/42	1,776	1,888
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.725%	4.624%	4/1/36	79	81
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.728%	4.581%	9/1/34	292	301
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.744%	4.593%	11/1/39	647	677
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.746%	4.533%	7/1/41	1,841	1,945
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.748%	4.787%	5/1/35	236	248
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.548%	10/1/40	598	630
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.875%	2/1/36	272	290
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.770%	4.779%	5/1/42	189	198
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.778%	4.655%	6/1/41	320	339
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.780%	4.905%	2/1/41	514	542
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.850%	3/1/42	1,468	1,551
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.796%	4.725%	4/1/37	91	98
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.799%	4.599%	3/1/42	495	531
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.680%	11/1/41	1,269	1,354
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.685%	9/1/33–10/1/40	1,479	1,552
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.810%	11/1/33–12/1/40	1,291	1,368
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.646%	11/1/41	919	972
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.779%	1/1/42	980	1,032
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.688%	12/1/41	803	851
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.690%	11/1/40–12/1/40	1,049	1,106
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.693%	5/1/41	810	855
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.940%	2/1/41	681	721
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.724%	12/1/40	511	537
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.887%	3/1/41	1,222	1,287
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.822%	4.902%	2/1/41	550	554

8

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.823%	4.609%	9/1/40	1,314	1,387
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.672%	12/1/39	765	797
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.825%	3/1/41	909	972
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.826%	4.576%	7/1/38	294	301
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	992	1,051
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.859%	1/1/40	793	826
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.590%	8/1/39	533	564
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.860%	4.743%	5/1/40	257	266
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.733%	11/1/34	445	474
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.885%	4.712%	10/1/37	56	60
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.909%	4.784%	4/1/37	331	350
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.912%	4.787%	5/1/36	81	82
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.965%	5.009%	4/1/37	63	66
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.990%	4.870%	1/1/37	34	35
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 2.130%	4.975%	10/1/36	282	303
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.057%	3.766%	4/1/37	993	1,028
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.413%	4.150%	7/1/34	140	147
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.530%	4.410%	12/1/43	1,383	1,486
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.590%	2.176%	6/1/43	3,784	3,815
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.643%	4.488%	8/1/39	1,333	1,367
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.661%	2.452%	10/1/42	1,773	1,786
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.700%	4.472%	7/1/37	297	317
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.703%	3.392%	9/1/43	3,078	3,150
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.720%	4.720%	5/1/42	2,429	2,545
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.786%	4.693%	7/1/42	822	885
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.715%	8/1/37	571	599
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.859%	4.703%	2/1/42	1,624	1,738
3,4	Freddie Mac Non Gold Pool	4.515%	5/1/42	290	293
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.125%	4.625%	6/1/35	2	2
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.500%	8/1/34	1	1
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.526%	11/1/36	212	219
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.630%	6/1/34	2	2
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.744%	11/1/34	858	898
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.750%	5/1/36	558	588
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.991%	2/1/36	237	249
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.273%	4.773%	6/1/36	9	9
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.315%	4.690%	12/1/34	25	26
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.409%	4.909%	11/1/33	2	2
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.409%	5.061%	10/1/36	522	552
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.549%	5.173%	3/1/37	92	92
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 0.985%	3.735%	10/1/37	54	55
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.247%	4.099%	8/1/37	52	52
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.550%	4.675%	4/1/37	1	1
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	4.695%	3/1/37	31	33
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	4.625%	1/1/38	81	87
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.630%	4.655%	3/1/37	96	98
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	4.257%	11/1/43	635	656
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	4.528%	12/1/36	372	396
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	4.476%	10/1/37	551	575
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.768%	2/1/37	195	207
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.709%	4.556%	9/1/37	600	617
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	4.741%	1/1/35	64	68

9

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	4.617%	12/1/36	436	450
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	4.738%	12/1/40	1,319	1,371
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.625%	5/1/38	67	71
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.750%	4/1/33	2	2
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.806%	3/1/36	14	14
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	4.640%	12/1/36	154	165
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	4.689%	4/1/35	6	6
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.768%	4.650%	12/1/34	8	8
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.780%	4.681%	3/1/36	4	4
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.796%	4.703%	12/1/34	306	312
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.798%	4.715%	6/1/37	622	664
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.806%	4.763%	5/1/33	17	18
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.824%	4.622%	6/1/41	65	68
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.834%	4.689%	12/1/35	462	488
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	4.590%	6/1/37	73	77
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.849%	4.606%	3/1/42	1,003	1,059
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.862%	4.826%	2/1/42	354	371
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.865%	4.614%	8/1/37	236	245
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.873%	4.704%	12/1/39	172	183
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.630%	6/1/40	478	493
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.722%	6/1/41	397	414
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.755%	5/1/40–11/1/40	715	742
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.756%	6/1/40	464	489
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.880%	12/1/40	137	142
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.981%	1/1/41	1,047	1,099
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	5.005%	3/1/41	302	321
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.885%	4.635%	7/1/38	228	232
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	4.983%	2/1/42	651	655
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	4.648%	9/1/40	836	878
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.730%	6/1/40	904	935
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.775%	11/1/40	604	625
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.939%	1/1/41	195	206

10

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	5.035%	2/1/41	1,098	1,170
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.976%	4.917%	1/1/37	400	425
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.977%	4.851%	5/1/37	959	995
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	5.120%	3/1/37	421	448
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.000%	4.750%	7/1/35	66	69
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	5.210%	3/1/38	77	81
3,4,6	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	4.021%	6/1/37	317	325
3,4,6	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	4.077%	5/1/37	35	36
3,4,6	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	4.422%	3/1/37	146	153
3,4,6	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	4.447%	1/1/37	679	714
4,6	Ginnie Mae II Pool, 1 YR CMT + 1.500%	3.625%	6/20/29–6/20/43	5,693	5,877
4,6	Ginnie Mae II Pool, 1 YR CMT + 1.500%	3.750%	7/20/41–8/20/41	1,971	2,037
4,6	Ginnie Mae II Pool, 1 YR CMT + 1.500%	4.000%	7/20/38–1/20/44	10,999	11,334
4,6	Ginnie Mae II Pool, 1 YR CMT + 1.500%	4.125%	10/20/38–12/20/43	8,390	8,696
4,6	Ginnie Mae II Pool, 1 YR CMT + 2.000%	4.125%	5/20/41	245	251
4,6	Ginnie Mae II Pool, 1 YR CMT + 2.000%	4.250%	5/20/41	273	282
4,6	Ginnie Mae II Pool, 1 YR CMT + 2.000%	4.625%	11/20/40	118	124
					134,700
Total U.S. Government and Agency Obligations (Cost $146,941,057)					150,155,923
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
4	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	7,295	7,272
4	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	3,128	3,119
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	6,025	6,034
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,825	1,838
4	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	1,750	1,768
4	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	2,375	2,429
4	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	15,900	15,951
4	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	1,875	1,882
4	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	23,500	23,667
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	6,275	6,415
4	American Express Credit Account Master Trust 2017-1	1.930%	9/15/22	14,900	14,866
4	American Express Credit Account Master Trust 2017-3	1.770%	11/15/22	8,500	8,467
4	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	21,800	21,792
4	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	13,300	13,436
4	American Express Credit Account Master Trust 2018-1	2.670%	10/17/22	15,725	15,774
4	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	14,150	14,692
4	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	18,000	18,307
4	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	2,200	2,257
4	AmeriCredit Automobile Receivables Trust 2016-3	1.460%	5/10/21	246	246
4	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	4,303	4,293
4	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	5,250	5,292
4	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	3,150	3,201
4	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	2,100	2,156
4	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	5,025	5,091
4	BA Credit Card Trust 2017-A1	1.950%	8/15/22	14,500	14,469
4	BA Credit Card Trust 2018-A1	2.700%	7/17/23	26,500	26,739
4	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	2,350	2,450
4	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	4,100	4,367
4	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	9,108	9,676
4	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	3,542	3,698
4	BANK 2017 - BNK5	3.390%	6/15/60	9,750	10,237
4	BANK 2017 - BNK5	3.624%	6/15/60	4,450	4,628

11

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	BANK 2017 - BNK6	3.518%	7/15/60	3,388	3,589
4	BANK 2017 - BNK6	3.741%	7/15/60	3,388	3,516
4	BANK 2017 - BNK7	3.175%	9/15/60	5,925	6,119
4	BANK 2017 - BNK7	3.435%	9/15/60	3,675	3,871
4	BANK 2017 - BNK7	3.748%	9/15/60	4,100	4,303
4	BANK 2017 - BNK8	3.488%	11/15/50	8,000	8,466
4	BANK 2017 - BNK8	3.731%	11/15/50	1,325	1,400
4	BANK 2017 - BNK9	3.279%	11/15/54	8,000	8,330
4	BANK 2017 - BNK9	3.538%	11/15/54	8,000	8,486
4	BANK 2018 - BN10	3.641%	2/15/61	1,802	1,917
4	BANK 2018 - BN10	3.688%	2/15/61	13,650	14,660
4	BANK 2018 - BN10	3.898%	2/15/61	2,100	2,232
4	BANK 2018 - BN11	4.046%	3/15/61	5,550	6,115
4	BANK 2018 - BN12	4.255%	5/15/61	6,550	7,327
4	BANK 2018 - BN12	4.491%	5/15/61	2,100	2,311
4	BANK 2018 - BN13	4.217%	8/15/61	2,200	2,456
4	BANK 2018 - BN14	4.128%	9/15/60	3,425	3,669
4	BANK 2018 - BN14	4.231%	9/15/60	5,750	6,430
4	BANK 2018 - BN14	4.481%	9/15/60	1,550	1,717
4	BANK 2018 - BN15	4.407%	11/15/61	7,690	8,719
4	BANK 2019 - BN16	4.005%	2/15/52	6,625	7,300
4	BANK 2019 - BN17	3.714%	4/15/52	7,350	7,925
4	BANK 2019 - BN17	3.976%	4/15/52	1,750	1,865
4	BANK 2019 - BN18	3.584%	5/15/62	21,125	22,534
4	BANK 2019 - BN18	3.826%	5/15/62	2,575	2,712
4	Bank Of America Credit Card Trust 2018-A2	3.000%	9/15/23	23,450	23,862
	Bank of Nova Scotia	1.875%	4/26/21	8,800	8,778
4	Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	8,050	8,047
4	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	17,475	18,617
4	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	4,675	4,911
4	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	8,350	9,344
4	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	21,595	22,842
4	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26	5.513%	1/12/45	1,172	1,182
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	6,000	6,422
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,600	2,775
4	BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	6,050	6,320
4	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	17,575	19,104
4	BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	8,225	8,907
4	BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	5,000	5,257
4	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	13,150	14,450
4	BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	18,625	20,618
4	BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	3,250	3,581
4	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	8,850	9,869
4	BENCHMARK 2018-B5 Mortgage Trust	4.419%	7/15/51	1,750	1,944
4	BENCHMARK 2018-B6 Mortgage Trust	4.203%	10/10/51	3,325	3,567
4	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	4,025	4,510
4	BENCHMARK 2018-B6 Mortgage Trust	4.441%	10/10/51	1,250	1,393
4	BENCHMARK 2018-B7 Mortgage Trust	4.510%	5/15/53	12,400	14,156
4	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	10,690	11,975
4	BENCHMARK 2018-B8 Mortgage Trust	4.532%	1/15/52	3,400	3,822
4	BENCHMARK 2019-B10 Mortgage Trust	3.717%	3/15/62	6,100	6,578
4	BENCHMARK 2019-B10 Mortgage Trust	3.979%	3/15/62	2,600	2,805
4	BENCHMARK 2019-B11 Mortgage Trust	3.542%	5/15/52	15,840	16,852
4	BENCHMARK 2019-B11 Mortgage Trust	3.784%	5/15/52	4,225	4,490
4	BENCHMARK 2019-B9 Mortgage Trust	4.016%	3/15/52	6,281	6,924
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	3,439	3,435
4	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	9,000	9,010
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,850	1,864
4	Cantor Commercial Real Estate Lending 2019-CF1	3.786%	5/15/52	4,025	4,340
4	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	2,096	2,091
4	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	6,330	6,403
4	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	2,125	2,160
4	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	12,000	11,992

12

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	8,200	8,199
4	Capital One Multi-Asset Execution Trust 2016-A4	1.330%	6/15/22	11,400	11,385
4	Capital One Multi-Asset Execution Trust 2016-A6	1.820%	9/15/22	10,300	10,283
4	Capital One Multi-Asset Execution Trust 2017-A1	2.000%	1/17/23	9,475	9,459
4	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	9,850	9,945
4	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	15,200	15,171
4	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	12,800	12,912
4	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	6,775	6,900
4	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	4,250	4,328
4	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	489	489
4	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	827	826
4	CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	7	7
4	CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	2,050	2,046
4	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	1,614	1,609
4	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	1,685	1,675
4	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	4,525	4,527
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,200	3,219
4	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	4,775	4,801
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,200	1,217
4	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	4,200	4,249
4	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,625	2,695
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	9,075	9,138
4	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	7,300	7,740
4	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,285	1,345
4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	9,773	10,424
4	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	2,542	2,686
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	5,133	5,436
4	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	3,146
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,684
4	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	3,300	3,433
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	6,575	6,932
4	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	3,825	4,024
4	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	7,375	8,247
4	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	243	244
4	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	9,483	9,727
4	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	5,800	6,204
4	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	8,250	8,530
	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	5,900	6,197
4	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	14,200	14,660
4	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	3,650	3,846
4	Chase Issuance Trust 2012-A4	1.580%	8/15/21	8,596	8,587
4	Chase Issuance Trust 2012-A7	2.160%	9/15/24	20,440	20,505
4	Chase Issuance Trust 2014-A2	2.770%	3/15/23	11,150	11,291
4	Chase Issuance Trust 2015-A4	1.840%	4/15/22	8,400	8,378
4	Chase Issuance Trust 2016-A4	1.490%	7/15/22	9,850	9,785
4	Chase Issuance Trust 2016-A5	1.270%	7/15/21	11,650	11,645
4	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	10,460	10,587
4	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	12,342	12,483
4	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	27,675	27,672
4	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	11,325	11,355
4	Citibank Credit Card Issuance Trust 2017-A9	1.800%	9/20/21	19,680	19,652
4	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	27,800	27,933
4	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	26,125	27,356
4	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	5,287	5,388
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	3,165	3,246
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	2,000	2,066
4	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	1,028	1,064
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	1,975	2,126
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	2,875	3,095
4	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	778	800
4	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	2,900	3,104
	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	1,150	1,247
4	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	1,150	1,256
4	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	1,085	1,124

13

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	1,700	1,817
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	1,425	1,527
4	Citigroup Commercial Mortgage Trust 2014-GC21	3.477%	5/10/47	617	637
4	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	3,025	3,212
4	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	2,450	2,586
4	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	3,875	4,084
4	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	8,525	8,995
4	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	11,450	11,797
4	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	4,550	4,716
4	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	2,097	2,099
4	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	9,075	9,381
4	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	4,365	4,490
4	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	4,625	4,930
4	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	5,725	6,112
4	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	3,400	3,479
4	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	6,500	6,747
4	Citigroup Commercial Mortgage Trust 2016-C2	2.832%	8/10/49	3,500	3,548
4	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	11,425	12,119
4	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	3,825	3,898
4	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	13,430	14,125
4	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	2,675	2,790
4	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	8,000	8,444
4	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	2,125	2,247
4	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	2,950	3,108
4	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	15,825	17,360
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,580	2,634
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	2,950	3,049
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	4,889	4,948
4,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	3,548	3,631
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,150	5,231
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,524
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	1,120	1,200
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	1,306	1,345
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,910	2,037
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,600	7,094
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,430	1,542
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	128	128
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,507	1,554
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	2,275	2,388
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,700	1,808
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	1,150	1,226
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	575	607
4	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	17	18
4	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	523	539
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	5,850	6,277
4	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,750	1,882
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	2,908	2,973
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	2,167	2,229
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	3,262	3,414
4	COMM 2013-CCRE9 Mortgage Trust	4.374%	7/10/45	4,060	4,352
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	1,680	1,798
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	5,246	5,356
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,547	2,615
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	802	801
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	1,775	1,910
4	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	1,950	2,085
4	COMM 2014-CCRE14 Mortgage Trust	4.788%	2/10/47	1,175	1,255
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	1,217	1,218
4	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	1,334	1,376
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	2,641	2,825
4	COMM 2014-CCRE15 Mortgage Trust	4.849%	2/10/47	1,320	1,437
4	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	2,138	2,188
4	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	2,950	3,152
4	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	1,377	1,420

14

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,225	2,381
4	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	1,375	1,448
4	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	4,223	4,325
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	1,400	1,489
4	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,845	1,952
4	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	8,400	8,935
4	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	2,250	2,388
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	2,375	2,503
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	8,538	8,940
4	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	8,215	8,789
4	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	2,429	2,430
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,225	2,381
4	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	229	229
4	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	917	942
4	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	2,533	2,697
4	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	709	746
4	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	449	477
4	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	4,475	4,756
4	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	5,575	5,896
4	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	2,144	2,262
4	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	6,650	7,088
4	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	3,567	3,569
4	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	5,600	5,778
4	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	10,725	11,344
4	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,800	2,933
4	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	2,780	2,781
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	7,950	8,295
4	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	2,850	2,970
4	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	3,475	3,577
4	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	5,219	5,497
4	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	2,325	2,447
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	5,725	6,115
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	11,600	12,312
4	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	5,900	6,119
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	5,900	6,256
4	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	1,150	1,175
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	5,894	6,112
4	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	2,687	2,790
4	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	8,575	9,164
4	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	7,000	7,306
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	5,550	5,826
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	2,825	2,976
4	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	2,250	2,354
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	7,400	7,741
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	2,900	3,061
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	4,443	4,595
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	5,700	6,031
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.250%	8/15/48	2,625	2,745
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	3,550	3,705
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	4,600	4,906
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	11,675	12,209
4	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	10,250	10,668
4	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	8,000	8,407
4	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	3,275	3,440
4	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	15,825	17,284
4	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	2,975	3,288
4	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	13,200	14,488
4	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	15,960	16,543
4	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	4,275	4,455
4	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	5,000	5,088
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	7,900	8,264
4	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	2,174	2,259
4	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	14,494	14,459
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	11,500	11,509

15

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	6,250	6,308
4	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	13,150	13,573
4	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	4,694	4,702
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	6,300	6,359
3,4	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	333	334
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	6,006	6,130
3,4	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	15,636	16,055
3,4	Fannie Mae-Aces 2013-M12	2.485%	3/25/23	9,275	9,363
3,4	Fannie Mae-Aces 2013-M14	2.707%	4/25/23	8,042	8,133
3,4	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	16,927	17,666
3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	450	451
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	4,350	4,370
3,4	Fannie Mae-Aces 2014-M1	3.319%	7/25/23	19,471	20,254
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	16,123	16,266
3,4	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	1,768	1,783
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	10,418	10,801
3,4	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	16,931	17,810
3,4	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	7,472	7,876
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	8,175	8,565
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	12,982	13,095
3,4	Fannie Mae-Aces 2014-M7	3.384%	6/25/24	13,668	14,366
3,4	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	1,568	1,572
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	8,325	8,631
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	10,459	10,879
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	15,000	15,192
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	4,600	4,794
3,4	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	11,600	11,927
3,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	14,400	14,868
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	9,802	10,002
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	5,650	5,773
3,4	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	5,449	5,495
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	10,125	10,281
3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	3,981	3,997
3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	5,700	5,875
3,4	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	14,000	13,936
3,4	Fannie Mae-Aces 2016-M12	2.527%	9/25/26	14,200	14,001
3,4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	9,719	9,731
3,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	5,800	5,911
3,4	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	5,775	5,838
3,4	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	12,400	12,453
3,4	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	8,500	8,544
3,4	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	2,800	2,800
3,4	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	4,625	4,652
3,4	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	17,939	17,790
3,4	Fannie Mae-Aces 2017-M1	2.496%	10/25/26	9,164	9,152
3,4	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	5,910	6,009
3,4	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	4,000	4,133
3,4	Fannie Mae-Aces 2017-M12	3.184%	6/25/27	17,150	17,870
3,4	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	15,725	16,339
3,4	Fannie Mae-Aces 2017-M2	2.878%	2/25/27	6,100	6,242
3,4	Fannie Mae-Aces 2017-M3	2.567%	12/25/26	10,730	10,749
3,4	Fannie Mae-Aces 2017-M4	2.672%	12/25/26	12,000	12,101
3,4	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	9,125	9,412
3,4	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	12,200	12,662
3,4	Fannie Mae-Aces 2018-M12	3.776%	8/25/30	2,530	2,759
3,4	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	6,200	6,713
3,4	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	24,025	24,770
3,4	Fannie Mae-Aces 2018-M4	3.144%	3/25/28	9,518	9,917
3,4	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	5,275	5,494
3,4	Fannie Mae-Aces 2018-M8	3.436%	6/25/28	5,663	6,024
3,4	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	17,675	19,162
3,4	Fannie Mae-Aces 2019-M1	3.673%	9/25/28	7,925	8,586
3,4	Fannie Mae-Aces 2019-M2	3.753%	11/25/28	11,675	12,712
3,4	Fannie Mae-Aces 2019-M5	3.273%	1/25/29	10,525	11,133

16

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	13,200	13,870
3,4	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	18,875	19,444
§,3	Federal Housing Administration	7.430%	10/1/20	1	—
3,4	FHLMC Multifamily Structured Pass Through Certificates K011	4.084%	11/25/20	13,201	13,482
3,4	FHLMC Multifamily Structured Pass Through Certificates K012	4.186%	12/25/20	1,025	1,050
3,4	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	6,647	6,809
3,4	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	18,058	18,362
3,4	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	7,835	7,863
3,4	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	20,750	20,907
3,4	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	11,840	11,942
3,4	FHLMC Multifamily Structured Pass Through Certificates K022	2.355%	7/25/22	870	877
3,4	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	16,600	16,817
3,4	FHLMC Multifamily Structured Pass Through Certificates K027	2.637%	1/25/23	16,625	16,914
3,4	FHLMC Multifamily Structured Pass Through Certificates K028	3.111%	2/25/23	26,300	27,180
3,4	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	16,425	17,100
3,4	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	7,993	8,075
3,4	FHLMC Multifamily Structured Pass Through Certificates K030	3.250%	4/25/23	17,675	18,366
3,4	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	16,452	17,144
3,4	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	8,114	8,255
3,4	FHLMC Multifamily Structured Pass Through Certificates K032	3.310%	5/25/23	17,660	18,415
3,4	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	9,379	9,508
3,4	FHLMC Multifamily Structured Pass Through Certificates K033	3.060%	7/25/23	19,075	19,717
3,4	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	15,354	16,141
3,4	FHLMC Multifamily Structured Pass Through Certificates K035	3.458%	8/25/23	19,775	20,742
3,4	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	17,403	18,335
3,4	FHLMC Multifamily Structured Pass Through Certificates K037	3.490%	1/25/24	6,475	6,824
3,4	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	3,226	3,257
3,4	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	19,450	20,450
3,4	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	2,366	2,393
3,4	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	10,850	11,393
3,4	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	4,425	4,511
3,4	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	14,400	15,098
3,4	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	14,025	14,677

17

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	2,173	2,174
3,4	FHLMC Multifamily Structured Pass Through Certificates K042	2.670%	12/25/24	6,450	6,591
3,4	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	2,198	2,221
3,4	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	8,400	8,749
3,4	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	4,704	4,760
3,4	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	9,050	9,411
3,4	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	9,175	9,635
3,4	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	2,257	2,300
3,4	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	6,850	7,241
3,4	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	11,600	12,235
3,4	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	6,350	6,605
3,4	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	10,325	10,921
3,4	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	7,025	7,359
3,4	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	4,050	4,208
3,4	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	15,325	15,693
3,4	FHLMC Multifamily Structured Pass Through Certificates K055	2.673%	3/25/26	11,200	11,422
3,4	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	8,625	8,712
3,4	FHLMC Multifamily Structured Pass Through Certificates K057	2.570%	7/25/26	15,025	15,208
3,4	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	8,475	8,622
3,4	FHLMC Multifamily Structured Pass Through Certificates K059	3.120%	9/25/26	4,000	4,188
3,4	FHLMC Multifamily Structured Pass Through Certificates K060	3.300%	10/25/26	4,321	4,578
3,4	FHLMC Multifamily Structured Pass Through Certificates K061	3.347%	11/25/26	9,800	10,416
3,4	FHLMC Multifamily Structured Pass Through Certificates K062	3.413%	12/25/26	10,350	11,052
3,4	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	25,950	27,738
3,4	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	10,700	11,288
3,4	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	8,060	8,445
3,4	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	6,675	7,055
3,4	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	12,000	12,637
3,4	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	3,875	4,115
3,4	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	5,325	5,649
3,4	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	5,800	6,223
3,4	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	8,950	9,739

18

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	4/25/28	21,000	23,270
3,4	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	6,700	7,439
3,4	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	3,725	4,143
3,4	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	16,500	18,173
3,4	FHLMC Multifamily Structured Pass Through Certificates K085	4.060%	10/25/28	8,275	9,299
3,4	FHLMC Multifamily Structured Pass Through Certificates K087	3.591%	10/25/27	1,779	1,891
3,4	FHLMC Multifamily Structured Pass Through Certificates K088	3.690%	1/25/29	16,080	17,612
3,4	FHLMC Multifamily Structured Pass Through Certificates K089	3.563%	1/25/29	9,000	9,764
3,4	FHLMC Multifamily Structured Pass Through Certificates K092	3.298%	4/25/29	13,215	14,061
3,4	FHLMC Multifamily Structured Pass Through Certificates K1511	3.470%	3/25/31	5,225	5,643
3,4	FHLMC Multifamily Structured Pass Through Certificates K1511	3.542%	3/25/34	13,170	14,233
3,4	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	5,800	5,999
3,4	FHLMC Multifamily Structured Pass Through Certificates K153	3.294%	3/25/29	10,000	10,615
3,4	FHLMC Multifamily Structured Pass Through Certificates K153	3.117%	10/25/31	8,700	9,025
3,4	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	5,202	5,723
3,4	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	11,212	12,382
3,4	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	3,600	4,030
3,4	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	4,625	5,209
3,4	FHLMC Multifamily Structured Pass Through Certificates K503	2.456%	8/25/19	508	507
3,4	FHLMC Multifamily Structured Pass Through Certificates K504	2.566%	9/25/20	5,516	5,514
3,4	FHLMC Multifamily Structured Pass Through Certificates K711	1.730%	7/25/19	2,233	2,229
3,4	FHLMC Multifamily Structured Pass Through Certificates K712	1.869%	11/25/19	6,279	6,262
3,4	FHLMC Multifamily Structured Pass Through Certificates K713	2.313%	3/25/20	26,806	26,755
3,4	FHLMC Multifamily Structured Pass Through Certificates K714	3.034%	10/25/20	23,047	23,227
3,4	FHLMC Multifamily Structured Pass Through Certificates K716	2.413%	1/25/21	1,235	1,229
3,4	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	18,645	18,918
3,4	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	11,200	11,365
3,4	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	7,910	7,934
3,4	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	10,825	10,976
3,4	FHLMC Multifamily Structured Pass Through Certificates K722	2.183%	5/25/22	3,150	3,157
3,4	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	13,200	14,061
3,4	FHLMC Multifamily Structured Pass Through Certificates K734	3.208%	2/25/26	21,100	22,201

19

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	11,600	11,975
3,4	FHLMC Multifamily Structures Pass Through Certificates K073	3.350%	1/25/28	7,175	7,644
3,4	FHLMC Multifamily Structures Pass Through Certificates K074	3.600%	1/25/28	13,150	14,253
3,4	FHLMC Multifamily Structures Pass Through Certificates K078	3.854%	6/25/28	6,500	7,180
3,4	FHLMC Multifamily Structures Pass Through Certificates K079	3.926%	6/25/28	1,775	1,972
3,4	FHLMC Multifamily Structures Pass Through Certificates K080	3.736%	4/25/28	984	1,061
3,4	FHLMC Multifamily Structures Pass Through Certificates K080	3.926%	7/25/28	6,775	7,533
3,4	FHLMC Multifamily Structures Pass Through Certificates K087	3.771%	12/25/28	12,150	13,383
3,4	FHLMC Multifamily Structures Pass Through Certificates K090	3.422%	2/25/29	12,175	13,067
3,4	FHLMC Multifamily Structures Pass Through Certificates K1504	3.424%	4/25/32	2,100	2,247
3,4	FHLMC Multifamily Structures Pass Through Certificates K1504	3.459%	11/25/32	2,475	2,655
3,4	FHLMC Multifamily Structures Pass Through Certificates K1510	3.718%	1/25/31	4,175	4,566
3,4	FHLMC Multifamily Structures Pass Through Certificates K1510	3.794%	1/25/34	6,775	7,485
3,4	FHLMC Multifamily Structures Pass Through Certificates K715	2.856%	1/25/21	6,096	6,136
3,4	FHLMC Multifamily Structures Pass Through Certificates K720	2.716%	6/25/22	7,525	7,639
3,4	FHLMC Multifamily Structures Pass Through Certificates K723	2.454%	8/25/23	7,425	7,504
3,4	FHLMC Multifamily Structures Pass Through Certificates K724	3.062%	11/25/23	9,000	9,306
3,4	FHLMC Multifamily Structures Pass Through Certificates K725	3.002%	1/25/24	21,090	21,782
3,4	FHLMC Multifamily Structures Pass Through Certificates K725	2.946%	7/25/24	12,500	12,893
3,4	FHLMC Multifamily Structures Pass Through Certificates K726	2.905%	4/25/24	11,000	11,315
3,4	FHLMC Multifamily Structures Pass Through Certificates K728	3.064%	8/25/24	16,000	16,590
3,4	FHLMC Multifamily Structures Pass Through Certificates K730	3.452%	9/25/24	1,213	1,252
3,4	FHLMC Multifamily Structures Pass Through Certificates K730	3.590%	1/25/25	15,975	17,008
3,4	FHLMC Multifamily Structures Pass Through Certificates K732	3.700%	5/25/25	13,200	14,147
3,4	FHLMC Multifamily Structures Pass Through Certificates KC02	3.370%	7/25/25	10,225	10,777
3,4	FHLMC Multifamily Structures Pass Through Certificates KC02	3.505%	3/25/29	18,000	19,494
3,4	FHLMC Multifamily Structures Pass Through Certificates KC02	2.982%	5/25/29	23,400	24,334
4	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	7,400	7,494
4	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	2,375	2,417
4	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	7,350	7,392
4	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	775	783
4	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	3,450	3,497
4	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	1,600	1,630
4	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	409	409
4	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	3,635	3,624
4	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	3,975	3,962
4	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	6,737	6,717

20

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	1,065	1,061
4	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	21,225	21,192
4	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	9,225	9,337
4	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	3,700	3,783
4	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	9,470	9,458
4	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	9,800	9,916
4	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	13,125	13,317
4	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	11,925	12,308
4	GE Capital Credit Card Master Note Trust 2012-7	1.760%	9/15/22	6,545	6,530
4,5	Ginnie Mae II Pool	4.000%	5/1/49	77,855	80,701
4	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	7,375	7,385
4	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	1,575	1,583
4	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	2,650	2,665
4	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	1,050	1,063
4	GM Financial Automobile Leasing Trust 2019-2	2.670%	3/21/22	3,700	3,742
4	GM Financial Automobile Leasing Trust 2019-2	2.720%	3/20/23	1,725	1,750
4	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	6,300	6,373
4	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	5,250	5,378
4	GS Mortgage Securities Corporation II 2013-GC10	2.943%	2/10/46	4,077	4,159
4	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	3,220	3,291
4	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	12,627	12,921
4	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	5,977	6,085
4	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	5,483	5,553
4	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,529	1,566
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	5,682	5,841
4	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	1,792	1,841
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,222	1,260
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	7,350	7,870
4	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	989	1,021
4	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,525	1,638
4	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	10,725	11,433
4	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	1,975	2,071
4	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	2,194	2,253
4	GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	306	311
4	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,950	2,073
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	7,125	7,613
4	GS Mortgage Securities Trust 2014-GC24	4.650%	9/10/47	1,675	1,740
4	GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	884	885
4	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	3,400	3,511
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	11,450	12,083
4	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	2,000	2,114
4	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,700	1,780
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	6,200	6,473
4	GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	4,025	4,031
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5,700	5,955
4	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	5,775	6,036
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	2,275	2,427
4	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	5,900	6,110
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	5,600	5,895
4	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	4,425	4,554
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	11,450	11,651
4	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	3,950	4,157
4	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	2,925	3,044
4	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	8,350	8,929
4	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	3,350	3,539
4	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	8,250	8,682
4	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,194	13,842
4	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,519	3,672
4	GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	5,275	5,621
§,4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	7,970	8,209

21

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4	Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	5,949	5,930
4	Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	1,864	1,859
4	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	5,238	5,232
4	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	13,500	13,557
4	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	3,575	3,631
4	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	3,650	3,697
4	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	2,600	2,669
4	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	8,975	9,065
4	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	1,720	1,744
4	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	411	411
4	Hyundai Auto Receivables Trust 2016-A	1.560%	9/15/20	103	103
4	Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	2,020	2,013
4	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	3,625	3,590
4	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	3,425	3,452
4	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	4,200	4,285
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	7,064	7,289
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	5,382	5,470
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	7,490	7,667
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9	2.840%	12/15/47	3,750	3,814
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.143%	12/15/47	2,307	2,370
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	1,735	1,777
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	1,350	1,389
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	2,300	2,443
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	9,174	9,830
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	1,600	1,718
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	5.130%	12/15/46	1,600	1,735
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	11,478	11,735
4	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	2.872%	7/15/47	242	242
4	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.805%	7/15/47	850	902
4	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	4,600	4,963
4	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	14,325	14,553
4	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	5,800	6,184
4	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	4,650	4,922
4	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	5,700	5,804
4	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	3,000	3,171
4	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	4,500	4,729
4	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR4	4.029%	3/10/52	13,000	14,269
4	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	1,776	1,862
4	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.176%	7/15/45	1,184	1,245

22

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	1,363	1,405
4	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	4,470	4,771
4	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	1,260	1,342
4	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	354	364
4	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	2,940	3,145
4	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	1,680	1,795
4	JPMBB Commercial Mortgage Securities Trust 2013-C17	3.705%	1/15/47	1,466	1,517
4	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	5,500	5,907
4	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.458%	1/15/47	1,100	1,180
4	JPMBB Commercial Mortgage Securities Trust 2013-C17	5.054%	1/15/47	1,650	1,786
4	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	6,590	7,052
4	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	1,173	1,258
4	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.978%	2/15/47	1,422	1,532
4	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.046%	4/15/47	96	96
4	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	2,800	2,863
4	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	2,800	2,987
4	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	2,225	2,367
4	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	1,366	1,405
4	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	1,375	1,458
4	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.997%	8/15/47	850	896
4	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	8,325	8,838
4	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	2,225	2,358
4	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	4,175	4,464
4	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	2,462	2,625
4	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	1,334	1,334
4	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	2,275	2,401
4	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	4,125	4,339
4	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	9,975	10,551
4	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	2,775	2,940
4	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.019%	1/15/48	3,611	3,612
4	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	17,150	17,993
4	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	2,875	3,017

23

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	2,875	2,994
4	JPMBB Commercial Mortgage Securities Trust 2015-C27	2.734%	2/15/48	4,695	4,694
4	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	5,715	5,836
4	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	3,048	3,152
4	JPMBB Commercial Mortgage Securities Trust 2015-C28	2.773%	10/15/48	4,801	4,802
4	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.227%	10/15/48	6,775	7,022
4	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	1,725	1,783
4	JPMBB Commercial Mortgage Securities Trust 2015-C29	2.921%	5/15/48	3,713	3,722
4	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	2,963	3,052
4	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	4,650	4,918
4	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	5,775	5,992
4	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	5,675	6,074
4	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	2,900	3,110
4	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	2,772	2,885
4	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	2,960	3,166
4	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	5,875	6,075
4	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	5,875	6,224
4	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	4,230	4,529
4	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	4,675	4,840
4	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	17,175	18,377
4	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.876%	3/15/50	3,200	3,392
4	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.386%	6/13/52	11,975	12,541
4	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.669%	6/13/52	1,075	1,120
4	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	4,400	4,549
4	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	2,050	2,117
4	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.694%	3/15/50	14,250	15,266
4	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.858%	3/15/50	5,600	5,929
4	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	3,850	4,050
4	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.713%	10/15/50	2,400	2,519
4	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	13,125	14,583
4	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	1,575	1,738
4	Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	490	490
4	Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	3,700	3,697

24

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	4,775	4,778
4	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	800	802
4	Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	482	482
4	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	3,025	3,096
4	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	2,557	2,596
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.218%	7/15/46	8,000	8,517
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.299%	8/15/46	1,680	1,793
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.499%	8/15/46	840	890
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	3,915	4,198
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	2.936%	11/15/46	19	19
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	3,500	3,741
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.920%	11/15/46	1,750	1,875
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	3,011	3,070
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	599	609
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	3,475	3,567
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	1,800	1,845
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	3,475	3,570
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	2,150	2,217
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	3.669%	2/15/47	3,984	4,058
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	4,475	4,784
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.912%	2/15/47	1,600	1,726
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	2.849%	6/15/47	15	15
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	1,123	1,153
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	4,200	4,471
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.497%	6/15/47	1,675	1,776
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.194%	10/15/47	3,311	3,311
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	1,400	1,495
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.582%	10/15/47	1,675	1,780
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.101%	12/15/47	5,552	5,556
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	3,925	4,041
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	5,050	5,304
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	2,875	2,938
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	10,125	10,501

25

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21	3.338%	3/15/48	2,500	2,604
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	5,725	5,862
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	4,500	4,686
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	2,875	2,981
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	2.982%	7/15/50	2,900	2,905
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	1,750	1,805
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	5,775	6,142
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	6,550	6,748
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	3,475	3,690
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	3,825	3,961
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	4,325	4,564
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	2,950	3,062
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	3,500	3,737
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	4,175	4,330
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	11,975	12,673
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.140%	5/15/49	2,200	2,269
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	1,250	1,304
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	11,700	11,848
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	14,200	14,594
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	11,600	12,400
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.994%	12/15/49	4,625	4,948
4	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	8,150	8,654
4	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	5,200	5,503
4	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	5,725	5,925
4	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	8,325	8,818
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	7,000	7,152
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,900	2,985
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	4,100	4,390
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	5,850	6,008
4	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	4,707	4,816
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	11,700	11,774
4	Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	5,000	5,285
4	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	11,625	12,314
4	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	7,500	7,915
4	Morgan Stanley Capital I Trust 2018-H4	4.310%	12/15/51	10,000	11,230
4	Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	14,885	15,574
4	Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	1,875	1,945
4	Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	8,435	9,307
7	National Australia Bank Ltd.	2.250%	3/16/21	16,000	16,031

26

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	3,800	3,797
4	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	1,000	999
4	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	1,034	1,032
4	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	2,644	2,636
4	Nissan Auto Receivables 2016-B Owner Trust	1.540%	10/17/22	2,500	2,484
4	Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	1,562	1,556
4	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	4,250	4,217
4	Nissan Auto Receivables 2017-B Owner Trust	1.750%	10/15/21	7,550	7,529
4	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	3,469	3,457
4	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	7,025	7,065
4	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	5,300	5,389
4	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	7,400	7,484
4	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	1,850	1,882
4	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	2,109	2,146
4	Public Service New Hampshire Funding LLC 2018-1	3.506%	8/1/28	1,175	1,251
4	Public Service New Hampshire Funding LLC 2018-1	3.814%	2/1/35	2,825	3,092
	Royal Bank of Canada	2.100%	10/14/20	57,900	57,912
	Royal Bank of Canada	2.300%	3/22/21	8,750	8,774
4	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	799	799
4	Santander Drive Auto Receivables Trust 2018-2	2.750%	9/15/21	2,488	2,488
4	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	3,425	3,438
4	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	3,150	3,176
4	Santander Drive Auto Receivables Trust 2018-3	3.030%	2/15/22	2,125	2,127
4	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	1,850	1,861
4	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	3,450	3,495
4	SG Commercial Mortgage Securities Trust 2016-C5	3.055%	10/10/48	9,000	9,195
4	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	15,275	15,651
4	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	21,306	21,358
4	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	8,550	8,533
4	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	9,050	9,194
4	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	15,750	15,952
4	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	15,675	16,416
4	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.483%	8/15/39	134	134
7	Toronto-Dominion Bank	2.250%	3/15/21	13,400	13,433
7	Toronto-Dominion Bank	2.500%	1/18/22	15,000	15,177
4	Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	114	114
4	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	3,575	3,564
4	Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	662	660
4	Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	2,525	2,511
4	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	12,750	12,721
4	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	7,350	7,369
4	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	2,350	2,375
4	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	6,500	6,580
4	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	1,175	1,210
4	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	10,100	10,638
4	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	4,800	5,039
4	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	8,050	8,487
4	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	2,150	2,257
4	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	9,700	10,179
4	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	4,050	4,247
4	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	6,450	6,715
4	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	8,050	8,524
4	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	3,562	3,742
4	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	5,325	5,605
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	8,225	8,775
4	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	4,375	4,655
4	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	7,375	8,194
4	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	5,975	6,670
4	UBS Commercial Mortgage Trust 2018-C12	4.587%	8/15/51	4,000	4,465
4	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	1,700	1,824
4	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	5,825	6,522
4	UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	1,075	1,197
4	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	12,950	14,636
4	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	8,975	10,059

27

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	7,900	8,465
4	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	15,850	17,284
4	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	4,225	4,520
4	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	5,250	5,566
4	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	4,636	4,772
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	7,716	7,965
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	1,150	1,189
4	UBS-Barclays Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	10,475	11,701
4	UBS-Barclays Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	15,800	17,387
4	UBS-Barclays Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	1,575	1,673
4	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	2,900	2,943
4	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	1,050	1,076
4	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	9,428	9,626
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	160	160
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	1,108	1,139
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	9,925	10,529
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	550	578
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	2,384	2,384
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.244%	12/15/47	1,961	2,013
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	4,000	4,042
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	5,650	5,911
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	2,850	2,973
4	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	5,725	5,844
4	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	3,150	3,257
4	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	2,275	2,372
4	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	12,989	13,466
4	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	8,500	8,962
4	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	1,619	1,704
4	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	5,800	6,000
4	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	8,500	9,013
4	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	1,536	1,568
4	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	14,401	14,904
4	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	2,850	2,922
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	2,350	2,449
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	3,425	3,674
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	2,925	3,136
4	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	2,425	2,423
4	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	4,200	4,271
4	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	2,275	2,352
4	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	4,700	4,929
4	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	2,950	3,159
4	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	10,375	11,062
4	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	7,850	7,861
4	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.814%	8/15/49	1,800	1,786
4	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	3,084	3,196
4	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	6,700	7,076
4	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	2,350	2,465
4	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	4,700	4,834
4	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	4,675	5,030
4	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	5,275	5,370
4	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	9,053	9,221
4	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	11,445	12,037
4	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	3,243	3,401
4	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	9,675	10,146
4	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	5,375	5,633
4	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	5,350	5,564
4	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	8,025	8,520
4	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	2,150	2,281
4	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	13,300	14,020
4	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	8,600	9,156
4	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	8,500	9,038
4	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	15,825	17,330
4	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	2,742	2,953
4	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	10,550	11,722

28

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	10,125	11,229
4	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	6,100	6,750
4	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	10,600	11,979
4	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	13,225	14,526
4	Wells Fargo Commercial Mortgage Trust 2019-C50	3.729%	5/15/52	7,650	8,186
4	Wells Fargo Commercial Mortgage Trust 2019-C51	3.311%	6/15/52	11,175	11,562
4	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	10,900	11,088
4	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	7,425	7,592
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	4,975	5,125
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	4,400	4,551
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	3,100	3,162
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	5,346	5,437
4	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	4,148	4,251
4	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	1,733	1,785
4	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	820	845
4	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	3,436	3,519
4	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	673	693
4	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	6,000	6,215
4	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	3,000	3,095
4	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	966	993
4	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	4,470	4,765
4	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	1,120	1,191
4	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	1,077	1,116
4	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	1,250	1,351
4	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	2,100	2,257
4	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	1,021	1,048
4	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	1,450	1,546
4	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	1,150	1,220
4	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	1,150	1,225
4	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	7	7
4	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	2,300	2,337
4	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	5,010	5,382
4	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	575	615
4	WFRBS Commercial Mortgage Trust 2013-C18	4.851%	12/15/46	862	937
4	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	73	72
4	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	1,750	1,778
4	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	2,350	2,514
4	WFRBS Commercial Mortgage Trust 2013-UBS1	4.898%	3/15/46	575	627
4	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	904	931
4	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	1,064	1,082
4	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	2,825	3,031
4	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	950	1,015
4	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	1,082	1,115
4	WFRBS Commercial Mortgage Trust 2014-C20	3.723%	5/15/47	3,500	3,676
4	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	1,675	1,792
4	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	1,675	1,779
4	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	4,000	4,228
4	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	8,200	8,706
4	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	1,675	1,740
4	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	3,143	3,253
4	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,675	1,791
4	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	1,125	1,203
4	WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	2,860	2,897
4	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	2,860	3,017
4	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	32	32
4	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	2,612	2,680
4	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	6,720	7,185
4	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	2,800	2,981
4	World Financial Network Credit Card Master Note Trust Series 2017-C	2.310%	8/15/24	8,600	8,606
4	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	10,625	10,744

29

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	2,564	2,559
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,902,940)					6,060,464
Corporate Bonds (26.6%)
Finance (8.5%)
	Banking (6.1%)
	American Express Co.	2.200%	10/30/20	15,000	14,977
	American Express Co.	3.000%	2/22/21	8,000	8,087
	American Express Co.	3.375%	5/17/21	2,563	2,610
	American Express Co.	3.700%	11/5/21	10,175	10,481
	American Express Co.	2.750%	5/20/22	6,135	6,203
	American Express Co.	2.500%	8/1/22	8,030	8,063
	American Express Co.	2.650%	12/2/22	11,315	11,391
	American Express Co.	3.400%	2/27/23	16,360	16,931
	American Express Co.	3.700%	8/3/23	16,575	17,401
	American Express Co.	3.400%	2/22/24	12,815	13,339
	American Express Co.	3.000%	10/30/24	21,622	22,086
	American Express Co.	3.625%	12/5/24	12,580	13,181
	American Express Co.	4.200%	11/6/25	5,000	5,457
	American Express Co.	3.125%	5/20/26	4,645	4,769
	American Express Co.	4.050%	12/3/42	3,399	3,693
	American Express Credit Corp.	2.600%	9/14/20	25,747	25,841
	American Express Credit Corp.	2.250%	5/5/21	24,291	24,285
	American Express Credit Corp.	2.700%	3/3/22	37,715	38,132
	American Express Credit Corp.	3.300%	5/3/27	23,874	24,999
	Associated Bank NA	3.500%	8/13/21	3,300	3,360
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	8,265	8,251
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	14,201	14,203
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	14,325	14,410
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	6,660	6,650
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	8,000	8,048
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	10,640	10,729
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	15,800	15,872
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	12,500	13,275
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	16,384	16,495
	Banco Santander SA	3.500%	4/11/22	650	667
	Banco Santander SA	3.125%	2/23/23	10,000	10,134
	Banco Santander SA	3.848%	4/12/23	9,050	9,376
	Banco Santander SA	2.706%	6/27/24	7,000	7,010
	Banco Santander SA	5.179%	11/19/25	23,958	26,002
	Banco Santander SA	4.250%	4/11/27	6,150	6,450
	Banco Santander SA	3.800%	2/23/28	5,006	5,085
	Banco Santander SA	3.306%	6/27/29	10,000	10,050
	Bancolombia SA	5.950%	6/3/21	9,724	10,243
	Bank of America Corp.	5.625%	7/1/20	53	55
	Bank of America Corp.	2.625%	10/19/20	35,336	35,481
	Bank of America Corp.	2.151%	11/9/20	20,438	20,358
	Bank of America Corp.	5.875%	1/5/21	350	368
	Bank of America Corp.	2.625%	4/19/21	13,710	13,795
	Bank of America Corp.	5.000%	5/13/21	1,000	1,048
4	Bank of America Corp.	2.369%	7/21/21	22,795	22,769
4	Bank of America Corp.	2.328%	10/1/21	32,750	32,685
4	Bank of America Corp.	2.738%	1/23/22	20,658	20,749
	Bank of America Corp.	5.700%	1/24/22	575	624
4	Bank of America Corp.	3.499%	5/17/22	14,700	14,986
	Bank of America Corp.	2.503%	10/21/22	22,053	22,083
	Bank of America Corp.	3.300%	1/11/23	51,924	53,499
4	Bank of America Corp.	3.124%	1/20/23	5,678	5,755
4	Bank of America Corp.	2.881%	4/24/23	33,325	33,647
4	Bank of America Corp.	2.816%	7/21/23	46,108	46,560
	Bank of America Corp.	4.100%	7/24/23	13,527	14,430
	Bank of America Corp.	3.004%	12/20/23	146,766	149,402
	Bank of America Corp.	4.125%	1/22/24	34,483	36,805

30

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4	Bank of America Corp.	3.550%	3/5/24	12,605	13,052
	Bank of America Corp.	4.000%	4/1/24	14,136	15,080
4	Bank of America Corp.	3.864%	7/23/24	12,710	13,332
	Bank of America Corp.	4.200%	8/26/24	59,722	63,434
	Bank of America Corp.	4.000%	1/22/25	50,103	52,624
4	Bank of America Corp.	3.458%	3/15/25	27,035	28,009
	Bank of America Corp.	3.950%	4/21/25	42,956	45,013
4	Bank of America Corp.	3.093%	10/1/25	43,158	44,214
4	Bank of America Corp.	3.366%	1/23/26	15,020	15,478
	Bank of America Corp.	4.450%	3/3/26	25,057	26,983
	Bank of America Corp.	3.500%	4/19/26	20,220	21,134
	Bank of America Corp.	4.250%	10/22/26	12,433	13,271
4	Bank of America Corp.	3.559%	4/23/27	40,575	42,185
	Bank of America Corp.	3.248%	10/21/27	29,196	29,832
	Bank of America Corp.	4.183%	11/25/27	29,000	30,691
4	Bank of America Corp.	3.824%	1/20/28	28,615	30,237
4	Bank of America Corp.	3.705%	4/24/28	18,852	19,741
4	Bank of America Corp.	3.593%	7/21/28	37,708	39,193
	Bank of America Corp.	3.419%	12/20/28	98,236	101,127
4	Bank of America Corp.	3.970%	3/5/29	16,532	17,655
4	Bank of America Corp.	4.271%	7/23/29	46,000	50,006
4	Bank of America Corp.	3.974%	2/7/30	4,600	4,916
	Bank of America Corp.	6.110%	1/29/37	12,799	16,291
4	Bank of America Corp.	4.244%	4/24/38	22,558	24,548
	Bank of America Corp.	7.750%	5/14/38	20,866	30,773
4	Bank of America Corp.	4.078%	4/23/40	26,500	28,187
	Bank of America Corp.	5.875%	2/7/42	18,433	24,462
	Bank of America Corp.	5.000%	1/21/44	20,871	25,279
	Bank of America Corp.	4.875%	4/1/44	11,051	13,201
	Bank of America Corp.	4.750%	4/21/45	2,350	2,672
4	Bank of America Corp.	4.443%	1/20/48	4,575	5,150
4	Bank of America Corp.	3.946%	1/23/49	13,700	14,400
4	Bank of America Corp.	4.330%	3/15/50	25,110	28,029
	Bank of America NA	6.000%	10/15/36	7,905	10,417
	Bank of Montreal	3.100%	7/13/20	15,500	15,614
	Bank of Montreal	3.100%	4/13/21	18,050	18,321
	Bank of Montreal	1.900%	8/27/21	15,525	15,407
	Bank of Montreal	2.900%	3/26/22	28,750	29,203
	Bank of Montreal	2.350%	9/11/22	9,986	9,990
	Bank of Montreal	2.550%	11/6/22	12,561	12,655
	Bank of Montreal	3.300%	2/5/24	15,000	15,553
	Bank of Montreal	2.500%	6/28/24	11,225	11,222
4	Bank of Montreal	4.338%	10/5/28	5,000	5,226
4	Bank of Montreal	3.803%	12/15/32	24,050	24,360
	Bank of New York Mellon Corp.	2.600%	8/17/20	5,461	5,488
	Bank of New York Mellon Corp.	2.450%	11/27/20	7,150	7,178
	Bank of New York Mellon Corp.	2.500%	4/15/21	14,564	14,641
	Bank of New York Mellon Corp.	2.050%	5/3/21	26,578	26,510
	Bank of New York Mellon Corp.	3.550%	9/23/21	1,955	2,007
	Bank of New York Mellon Corp.	2.600%	2/7/22	10,196	10,298
	Bank of New York Mellon Corp.	2.950%	1/29/23	9,775	9,976
	Bank of New York Mellon Corp.	3.500%	4/28/23	5,133	5,341
4	Bank of New York Mellon Corp.	2.661%	5/16/23	13,835	13,932
	Bank of New York Mellon Corp.	3.450%	8/11/23	4,325	4,510
	Bank of New York Mellon Corp.	2.200%	8/16/23	10,549	10,505
	Bank of New York Mellon Corp.	3.650%	2/4/24	7,385	7,791
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,070	1,116
	Bank of New York Mellon Corp.	3.250%	9/11/24	13,790	14,267
	Bank of New York Mellon Corp.	3.000%	2/24/25	5,753	5,896
	Bank of New York Mellon Corp.	2.800%	5/4/26	6,471	6,523
	Bank of New York Mellon Corp.	2.450%	8/17/26	6,381	6,309
	Bank of New York Mellon Corp.	3.250%	5/16/27	22,948	23,738
	Bank of New York Mellon Corp.	3.400%	1/29/28	7,495	7,853
4	Bank of New York Mellon Corp.	3.442%	2/7/28	7,925	8,230

31

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	3.000%	10/30/28	5,100	5,153
	Bank of New York Mellon Corp.	3.300%	8/23/29	4,550	4,714
	Bank of Nova Scotia	2.150%	7/14/20	200	200
	Bank of Nova Scotia	2.350%	10/21/20	22,850	22,875
	Bank of Nova Scotia	4.375%	1/13/21	2,031	2,096
	Bank of Nova Scotia	3.125%	4/20/21	50	51
	Bank of Nova Scotia	2.800%	7/21/21	38,235	38,661
	Bank of Nova Scotia	2.700%	3/7/22	13,265	13,429
	Bank of Nova Scotia	2.450%	9/19/22	1,905	1,917
	Bank of Nova Scotia	3.400%	2/11/24	6,500	6,760
	Bank of Nova Scotia	4.500%	12/16/25	33,155	35,738
	Bank One Corp.	7.625%	10/15/26	4,710	6,057
	Bank One Corp.	8.000%	4/29/27	1,500	1,983
	Barclays Bank plc	5.140%	10/14/20	2,425	2,492
	Barclays Bank plc	2.650%	1/11/21	7,674	7,672
	Barclays plc	3.250%	1/12/21	21,565	21,727
	Barclays plc	3.200%	8/10/21	6,000	6,041
	Barclays plc	3.684%	1/10/23	16,665	16,889
4	Barclays plc	4.610%	2/15/23	12,559	13,010
4	Barclays plc	4.338%	5/16/24	19,000	19,539
	Barclays plc	3.650%	3/16/25	32,290	32,444
4	Barclays plc	3.932%	5/7/25	9,000	9,157
	Barclays plc	4.375%	1/12/26	24,751	25,615
	Barclays plc	4.337%	1/10/28	11,612	11,870
4	Barclays plc	4.972%	5/16/29	13,600	14,446
	Barclays plc	5.250%	8/17/45	8,180	8,924
	Barclays plc	4.950%	1/10/47	12,063	12,748
	BB&T Corp.	2.150%	2/1/21	8,975	8,956
	BB&T Corp.	2.050%	5/10/21	15,636	15,555
	BB&T Corp.	3.200%	9/3/21	8,625	8,778
	BB&T Corp.	2.750%	4/1/22	6,350	6,418
	BB&T Corp.	3.050%	6/20/22	33,200	33,899
	BB&T Corp.	3.750%	12/6/23	8,750	9,261
	BB&T Corp.	2.850%	10/26/24	8,732	8,918
	BB&T Corp.	3.700%	6/5/25	10,450	11,122
	BB&T Corp.	3.875%	3/19/29	14,900	15,910
	BNP Paribas SA	5.000%	1/15/21	36,021	37,456
	BNP Paribas SA	3.250%	3/3/23	21,210	21,917
	BNP Paribas SA	4.250%	10/15/24	2,500	2,617
	BPCE SA	2.650%	2/3/21	8,207	8,243
	BPCE SA	2.750%	12/2/21	9,095	9,160
7	BPCE SA	3.000%	5/22/22	5,500	5,533
	BPCE SA	4.000%	4/15/24	21,067	22,379
	BPCE SA	3.375%	12/2/26	4,750	4,885
	Branch Banking & Trust Co.	2.850%	4/1/21	385	388
	Branch Banking & Trust Co.	2.625%	1/15/22	15,250	15,327
	Branch Banking & Trust Co.	3.625%	9/16/25	23,853	25,031
	Branch Banking & Trust Co.	3.800%	10/30/26	3,025	3,220
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	13,120	13,102
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	9,800	9,875
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	20,382	20,558
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	12,350	12,892
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	11,200	11,445
	Capital One Bank USA NA	3.375%	2/15/23	27,653	28,131
	Capital One Financial Corp.	2.400%	10/30/20	7,750	7,756
	Capital One Financial Corp.	3.450%	4/30/21	16,550	16,843
	Capital One Financial Corp.	4.750%	7/15/21	4,294	4,486
	Capital One Financial Corp.	3.050%	3/9/22	1,385	1,407
	Capital One Financial Corp.	3.200%	1/30/23	14,595	14,958
	Capital One Financial Corp.	3.500%	6/15/23	4,728	4,896
	Capital One Financial Corp.	3.900%	1/29/24	6,400	6,715
	Capital One Financial Corp.	3.750%	4/24/24	8,628	9,049
	Capital One Financial Corp.	3.300%	10/30/24	10,100	10,346
	Capital One Financial Corp.	3.200%	2/5/25	2,635	2,676

32

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	4.250%	4/30/25	7,500	8,048
	Capital One Financial Corp.	4.200%	10/29/25	12,535	13,159
	Capital One Financial Corp.	3.750%	7/28/26	16,600	16,889
	Capital One Financial Corp.	3.750%	3/9/27	8,343	8,594
	Capital One Financial Corp.	3.800%	1/31/28	16,311	16,846
	Capital One NA	2.950%	7/23/21	9,431	9,522
	Capital One NA	2.250%	9/13/21	17,700	17,633
	Capital One NA	2.650%	8/8/22	15,250	15,325
	Citibank NA	2.125%	10/20/20	37,301	37,225
	Citibank NA	2.850%	2/12/21	13,000	13,093
	Citibank NA	3.400%	7/23/21	14,300	14,584
4	Citibank NA	3.165%	2/19/22	22,400	22,668
4	Citibank NA	2.844%	5/20/22	27,000	27,165
	Citigroup Inc.	5.375%	8/9/20	6,973	7,199
	Citigroup Inc.	2.650%	10/26/20	14,998	15,051
	Citigroup Inc.	2.700%	3/30/21	39,410	39,604
	Citigroup Inc.	2.350%	8/2/21	7,633	7,621
	Citigroup Inc.	2.900%	12/8/21	54,553	55,083
	Citigroup Inc.	4.500%	1/14/22	35,933	37,764
	Citigroup Inc.	2.750%	4/25/22	4,483	4,526
	Citigroup Inc.	4.050%	7/30/22	10,570	10,988
	Citigroup Inc.	2.700%	10/27/22	10,270	10,339
4	Citigroup Inc.	3.142%	1/24/23	19,550	19,869
	Citigroup Inc.	3.375%	3/1/23	5,550	5,714
	Citigroup Inc.	3.500%	5/15/23	14,623	15,005
4	Citigroup Inc.	2.876%	7/24/23	16,645	16,839
	Citigroup Inc.	3.875%	10/25/23	13,395	14,135
4	Citigroup Inc.	4.044%	6/1/24	14,745	15,540
	Citigroup Inc.	3.750%	6/16/24	20,772	21,875
	Citigroup Inc.	4.000%	8/5/24	16,729	17,553
	Citigroup Inc.	3.875%	3/26/25	10,438	10,866
4	Citigroup Inc.	3.352%	4/24/25	18,000	18,485
	Citigroup Inc.	3.300%	4/27/25	4,832	4,982
	Citigroup Inc.	4.400%	6/10/25	55,819	59,600
	Citigroup Inc.	5.500%	9/13/25	11,753	13,263
	Citigroup Inc.	3.700%	1/12/26	18,225	19,150
	Citigroup Inc.	4.600%	3/9/26	22,967	24,829
	Citigroup Inc.	3.400%	5/1/26	15,289	15,754
	Citigroup Inc.	3.200%	10/21/26	41,522	42,262
	Citigroup Inc.	4.450%	9/29/27	42,178	45,273
4	Citigroup Inc.	3.887%	1/10/28	15,681	16,540
4	Citigroup Inc.	3.668%	7/24/28	39,604	41,250
	Citigroup Inc.	4.125%	7/25/28	13,175	13,883
4	Citigroup Inc.	3.520%	10/27/28	43,950	45,207
4	Citigroup Inc.	4.075%	4/23/29	13,140	14,065
4	Citigroup Inc.	3.980%	3/20/30	16,100	17,146
	Citigroup Inc.	6.625%	6/15/32	4,370	5,624
	Citigroup Inc.	5.875%	2/22/33	1,525	1,834
	Citigroup Inc.	6.000%	10/31/33	10,056	12,373
	Citigroup Inc.	6.125%	8/25/36	13,964	17,216
4	Citigroup Inc.	3.878%	1/24/39	24,400	25,344
	Citigroup Inc.	8.125%	7/15/39	26,330	41,898
	Citigroup Inc.	5.875%	1/30/42	14,488	19,030
	Citigroup Inc.	6.675%	9/13/43	5,369	7,464
	Citigroup Inc.	4.950%	11/7/43	3,036	3,286
	Citigroup Inc.	5.300%	5/6/44	10,419	12,456
	Citigroup Inc.	4.650%	7/30/45	12,466	14,262
	Citigroup Inc.	4.750%	5/18/46	24,292	27,298
4	Citigroup Inc.	4.281%	4/24/48	10,633	11,759
	Citigroup Inc.	4.650%	7/23/48	23,625	27,257
	Citizens Bank NA	2.250%	10/30/20	10,150	10,129
	Citizens Bank NA	2.550%	5/13/21	7,430	7,447
	Citizens Bank NA	2.650%	5/26/22	9,175	9,214
	Citizens Bank NA	3.700%	3/29/23	5,065	5,271

33

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citizens Financial Group Inc.	2.375%	7/28/21	1,750	1,746
	Citizens Financial Group Inc.	4.300%	12/3/25	6,303	6,666
	Comerica Bank	4.000%	7/27/25	50	53
	Comerica Inc.	3.700%	7/31/23	11,900	12,450
7	Commonwealth Bank of Australia	2.050%	9/18/20	25	25
	Commonwealth Bank of Australia	2.400%	11/2/20	12,911	12,926
	Commonwealth Bank of Australia	2.550%	3/15/21	10,795	10,819
7	Commonwealth Bank of Australia	2.750%	3/10/22	15,000	15,147
7	Commonwealth Bank of Australia	3.350%	6/4/24	45,950	47,755
7	Commonwealth Bank of Australia	3.900%	7/12/47	50	54
	Compass Bank	3.500%	6/11/21	10,200	10,396
	Compass Bank	2.875%	6/29/22	19,400	19,582
	Cooperatieve Rabobank UA	4.500%	1/11/21	100	103
	Cooperatieve Rabobank UA	2.500%	1/19/21	48,950	49,059
	Cooperatieve Rabobank UA	3.125%	4/26/21	530	538
	Cooperatieve Rabobank UA	2.750%	1/10/22	12,386	12,491
	Cooperatieve Rabobank UA	3.875%	2/8/22	42,113	43,786
	Cooperatieve Rabobank UA	3.950%	11/9/22	40,748	42,155
	Cooperatieve Rabobank UA	4.625%	12/1/23	17,615	18,777
	Cooperatieve Rabobank UA	3.375%	5/21/25	19,309	20,189
	Cooperatieve Rabobank UA	4.375%	8/4/25	15,053	16,053
	Cooperatieve Rabobank UA	3.750%	7/21/26	12,005	12,238
	Cooperatieve Rabobank UA	5.250%	5/24/41	10,748	13,791
	Cooperatieve Rabobank UA	5.750%	12/1/43	11,000	13,932
	Cooperatieve Rabobank UA	5.250%	8/4/45	11,345	13,618
	Credit Suisse AG	4.375%	8/5/20	7,310	7,471
	Credit Suisse AG	3.000%	10/29/21	29,344	29,771
	Credit Suisse AG	3.625%	9/9/24	28,229	29,697
7	Credit Suisse Group AG	3.574%	1/9/23	10,000	10,185
7	Credit Suisse Group AG	4.282%	1/9/28	25,500	26,830
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	12,900	12,999
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	36,845	37,341
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	21,875	22,661
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	12,235	12,690
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	32,493	33,773
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	1,250	1,359
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	17,308	20,150
	Credit Suisse USA Inc.	7.125%	7/15/32	9,179	13,016
	Deutsche Bank AG	2.700%	7/13/20	19,000	18,858
	Deutsche Bank AG	2.950%	8/20/20	7,776	7,735
	Deutsche Bank AG	3.125%	1/13/21	11,907	11,800
	Deutsche Bank AG	3.150%	1/22/21	12,390	12,304
	Deutsche Bank AG	3.375%	5/12/21	10,979	10,932
	Deutsche Bank AG	4.250%	10/14/21	25,776	26,098
	Deutsche Bank AG	5.000%	2/14/22	4,850	5,013
	Deutsche Bank AG	3.300%	11/16/22	27,156	26,635
	Deutsche Bank AG	3.950%	2/27/23	25,000	25,027
	Deutsche Bank AG	3.700%	5/30/24	40,960	40,118
	Deutsche Bank AG	4.100%	1/13/26	8,410	8,269
	Discover Bank	3.200%	8/9/21	4,701	4,770
	Discover Bank	3.350%	2/6/23	9,200	9,391
	Discover Bank	4.200%	8/8/23	19,174	20,328
	Discover Bank	4.250%	3/13/26	2,675	2,834
	Discover Bank	3.450%	7/27/26	8,550	8,679
4	Discover Bank	4.682%	8/9/28	3,950	4,081
	Discover Bank	4.650%	9/13/28	9,250	10,088
	Discover Financial Services	5.200%	4/27/22	1,817	1,945
	Discover Financial Services	3.850%	11/21/22	10,640	11,116
	Discover Financial Services	3.950%	11/6/24	7,625	8,018
	Discover Financial Services	3.750%	3/4/25	6,300	6,526
	Discover Financial Services	4.500%	1/30/26	6,550	7,010
	Discover Financial Services	4.100%	2/9/27	6,500	6,751
	Fifth Third Bancorp	2.875%	7/27/20	575	578
	Fifth Third Bancorp	3.500%	3/15/22	3,603	3,701

34

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fifth Third Bancorp	4.300%	1/16/24	11,774	12,544
	Fifth Third Bancorp	3.650%	1/25/24	13,440	14,111
	Fifth Third Bancorp	3.950%	3/14/28	8,110	8,736
	Fifth Third Bancorp	8.250%	3/1/38	10,752	15,877
	Fifth Third Bank	2.200%	10/30/20	3,150	3,146
	Fifth Third Bank	2.250%	6/14/21	25,529	25,511
	Fifth Third Bank	3.350%	7/26/21	6,550	6,684
	Fifth Third Bank	2.875%	10/1/21	7,504	7,590
	Fifth Third Bank	3.950%	7/28/25	9,450	10,156
	Fifth Third Bank	3.850%	3/15/26	9,502	10,004
	First Horizon National Corp.	3.500%	12/15/20	5,513	5,575
	First Republic Bank	2.500%	6/6/22	11,850	11,852
	First Republic Bank	4.375%	8/1/46	2,425	2,472
	First Republic Bank	4.625%	2/13/47	2,875	3,069
	FirstMerit Bank NA	4.270%	11/25/26	5,750	6,003
	Goldman Sachs Capital I	6.345%	2/15/34	13,025	16,281
	Goldman Sachs Group Inc.	2.750%	9/15/20	22,711	22,802
	Goldman Sachs Group Inc.	2.600%	12/27/20	1,850	1,851
	Goldman Sachs Group Inc.	2.875%	2/25/21	17,007	17,117
	Goldman Sachs Group Inc.	2.625%	4/25/21	22,612	22,690
	Goldman Sachs Group Inc.	5.250%	7/27/21	24,869	26,267
	Goldman Sachs Group Inc.	2.350%	11/15/21	20,200	20,164
	Goldman Sachs Group Inc.	5.750%	1/24/22	62,548	67,349
	Goldman Sachs Group Inc.	3.000%	4/26/22	36,919	37,235
4	Goldman Sachs Group Inc.	2.876%	10/31/22	60,615	60,926
	Goldman Sachs Group Inc.	3.625%	1/22/23	31,359	32,506
	Goldman Sachs Group Inc.	3.200%	2/23/23	16,955	17,328
4	Goldman Sachs Group Inc.	2.908%	6/5/23	25,891	26,131
4	Goldman Sachs Group Inc.	2.905%	7/24/23	27,057	27,306
	Goldman Sachs Group Inc.	3.625%	2/20/24	16,700	17,398
	Goldman Sachs Group Inc.	4.000%	3/3/24	67,421	71,445
	Goldman Sachs Group Inc.	3.850%	7/8/24	19,179	20,091
	Goldman Sachs Group Inc.	3.500%	1/23/25	27,364	28,186
	Goldman Sachs Group Inc.	3.750%	5/22/25	2,648	2,766
4	Goldman Sachs Group Inc.	3.272%	9/29/25	41,322	42,162
	Goldman Sachs Group Inc.	4.250%	10/21/25	14,020	14,823
	Goldman Sachs Group Inc.	3.750%	2/25/26	31,634	32,980
	Goldman Sachs Group Inc.	3.500%	11/16/26	39,795	40,727
	Goldman Sachs Group Inc.	5.950%	1/15/27	9,378	10,945
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,123	37,684
4	Goldman Sachs Group Inc.	3.691%	6/5/28	26,140	26,909
4	Goldman Sachs Group Inc.	3.814%	4/23/29	33,035	34,296
4	Goldman Sachs Group Inc.	4.223%	5/1/29	22,420	23,955
	Goldman Sachs Group Inc.	6.450%	5/1/36	18,774	23,569
	Goldman Sachs Group Inc.	6.750%	10/1/37	42,937	55,808
4	Goldman Sachs Group Inc.	4.017%	10/31/38	30,459	31,247
4	Goldman Sachs Group Inc.	4.411%	4/23/39	31,105	33,635
	Goldman Sachs Group Inc.	6.250%	2/1/41	30,987	41,408
	Goldman Sachs Group Inc.	4.800%	7/8/44	30,353	34,986
	Goldman Sachs Group Inc.	5.150%	5/22/45	28,869	32,965
	Goldman Sachs Group Inc.	4.750%	10/21/45	304	349
	HSBC Bank USA NA	4.875%	8/24/20	27,429	28,139
	HSBC Bank USA NA	5.875%	11/1/34	9,040	11,377
	HSBC Bank USA NA	5.625%	8/15/35	4,394	5,302
	HSBC Bank USA NA	7.000%	1/15/39	8,759	12,335
	HSBC Holdings plc	3.400%	3/8/21	51,785	52,528
	HSBC Holdings plc	5.100%	4/5/21	29,745	31,080
	HSBC Holdings plc	2.950%	5/25/21	51,596	52,048
	HSBC Holdings plc	2.650%	1/5/22	36,863	36,995
	HSBC Holdings plc	4.875%	1/14/22	3,760	3,980
	HSBC Holdings plc	4.000%	3/30/22	11,501	11,974
4	HSBC Holdings plc	3.262%	3/13/23	25,882	26,313
	HSBC Holdings plc	3.600%	5/25/23	21,950	22,819
4	HSBC Holdings plc	3.033%	11/22/23	6,939	6,989

35

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	4.250%	3/14/24	32,413	34,181
4	HSBC Holdings plc	3.950%	5/18/24	23,250	24,209
4	HSBC Holdings plc	3.803%	3/11/25	32,000	33,192
	HSBC Holdings plc	4.250%	8/18/25	12,877	13,531
	HSBC Holdings plc	4.300%	3/8/26	39,815	42,487
	HSBC Holdings plc	3.900%	5/25/26	46,460	48,496
4	HSBC Holdings plc	4.292%	9/12/26	50,727	53,883
	HSBC Holdings plc	4.375%	11/23/26	16,891	17,793
4	HSBC Holdings plc	4.041%	3/13/28	32,403	33,923
4	HSBC Holdings plc	4.583%	6/19/29	20,500	22,382
4	HSBC Holdings plc	3.973%	5/22/30	15,000	15,669
	HSBC Holdings plc	7.625%	5/17/32	5,320	7,405
	HSBC Holdings plc	7.350%	11/27/32	2,040	2,770
	HSBC Holdings plc	6.500%	5/2/36	14,854	19,210
	HSBC Holdings plc	6.500%	9/15/37	42,345	55,192
	HSBC Holdings plc	6.800%	6/1/38	5,924	7,981
	HSBC Holdings plc	6.100%	1/14/42	3,198	4,371
	HSBC Holdings plc	5.250%	3/14/44	24,103	28,154
	HSBC USA Inc.	5.000%	9/27/20	9,052	9,314
	HSBC USA Inc.	3.500%	6/23/24	11,825	12,285
	Huntington Bancshares Inc.	7.000%	12/15/20	4,200	4,467
	Huntington Bancshares Inc.	3.150%	3/14/21	4,275	4,327
	Huntington Bancshares Inc.	2.300%	1/14/22	10,168	10,160
	Huntington Bancshares Inc.	4.000%	5/15/25	6,132	6,541
	Huntington National Bank	2.875%	8/20/20	7,750	7,793
	Huntington National Bank	3.250%	5/14/21	9,500	9,653
	Huntington National Bank	3.125%	4/1/22	5,350	5,457
	Huntington National Bank	2.500%	8/7/22	13,900	13,979
	Huntington National Bank	3.550%	10/6/23	5,770	6,036
	ING Groep NV	3.150%	3/29/22	7,607	7,745
	ING Groep NV	4.100%	10/2/23	15,800	16,684
	ING Groep NV	3.550%	4/9/24	16,500	16,992
	ING Groep NV	3.950%	3/29/27	14,067	14,729
	ING Groep NV	4.550%	10/2/28	12,150	13,365
	ING Groep NV	4.050%	4/9/29	11,470	12,186
7	Intesa Sanpaolo SPA	6.500%	2/24/21	100	105
	JPMorgan Chase & Co.	4.400%	7/22/20	5,453	5,573
	JPMorgan Chase & Co.	4.250%	10/15/20	30,830	31,584
	JPMorgan Chase & Co.	2.550%	10/29/20	34,592	34,673
	JPMorgan Chase & Co.	2.550%	3/1/21	21,103	21,141
	JPMorgan Chase & Co.	4.625%	5/10/21	4,626	4,812
	JPMorgan Chase & Co.	2.400%	6/7/21	13,170	13,198
	JPMorgan Chase & Co.	2.295%	8/15/21	56,480	56,386
	JPMorgan Chase & Co.	4.350%	8/15/21	25,609	26,616
	JPMorgan Chase & Co.	4.500%	1/24/22	38,768	40,841
4	JPMorgan Chase & Co.	3.514%	6/18/22	15,325	15,650
	JPMorgan Chase & Co.	3.250%	9/23/22	20,832	21,382
	JPMorgan Chase & Co.	2.972%	1/15/23	47,008	47,620
	JPMorgan Chase & Co.	3.200%	1/25/23	50,878	52,186
4	JPMorgan Chase & Co.	3.207%	4/1/23	17,555	17,906
4	JPMorgan Chase & Co.	2.776%	4/25/23	20,550	20,742
	JPMorgan Chase & Co.	3.375%	5/1/23	28,999	29,787
	JPMorgan Chase & Co.	2.700%	5/18/23	2,576	2,600
	JPMorgan Chase & Co.	3.875%	2/1/24	26,442	28,062
4	JPMorgan Chase & Co.	3.559%	4/23/24	22,993	23,856
	JPMorgan Chase & Co.	3.625%	5/13/24	46,157	48,558
4	JPMorgan Chase & Co.	3.797%	7/23/24	9,950	10,436
	JPMorgan Chase & Co.	3.875%	9/10/24	34,622	36,349
4	JPMorgan Chase & Co.	4.023%	12/5/24	20,450	21,682
	JPMorgan Chase & Co.	3.125%	1/23/25	27,852	28,629
4	JPMorgan Chase & Co.	3.220%	3/1/25	23,488	24,128
	JPMorgan Chase & Co.	3.900%	7/15/25	27,339	29,184
	JPMorgan Chase & Co.	3.300%	4/1/26	56,355	58,312
	JPMorgan Chase & Co.	3.200%	6/15/26	28,330	29,152

36

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	2.950%	10/1/26	32,407	32,788
	JPMorgan Chase & Co.	4.125%	12/15/26	21,493	22,924
4	JPMorgan Chase & Co.	3.960%	1/29/27	40,370	43,081
	JPMorgan Chase & Co.	4.250%	10/1/27	11,337	12,232
	JPMorgan Chase & Co.	3.625%	12/1/27	11,318	11,656
4	JPMorgan Chase & Co.	3.782%	2/1/28	40,266	42,536
4	JPMorgan Chase & Co.	3.540%	5/1/28	34,191	35,570
4	JPMorgan Chase & Co.	3.509%	1/23/29	29,450	30,535
4	JPMorgan Chase & Co.	4.005%	4/23/29	11,600	12,449
4	JPMorgan Chase & Co.	4.203%	7/23/29	10,423	11,385
4	JPMorgan Chase & Co.	4.452%	12/5/29	2,400	2,661
4	JPMorgan Chase & Co.	3.702%	5/6/30	15,000	15,760
	JPMorgan Chase & Co.	8.750%	9/1/30	1,100	1,561
	JPMorgan Chase & Co.	6.400%	5/15/38	18,237	25,126
4	JPMorgan Chase & Co.	3.882%	7/24/38	27,328	28,492
	JPMorgan Chase & Co.	5.500%	10/15/40	37,440	47,395
	JPMorgan Chase & Co.	5.600%	7/15/41	5,660	7,313
	JPMorgan Chase & Co.	5.400%	1/6/42	10,131	12,827
	JPMorgan Chase & Co.	5.625%	8/16/43	7,219	9,200
	JPMorgan Chase & Co.	4.850%	2/1/44	3,014	3,585
	JPMorgan Chase & Co.	4.950%	6/1/45	10,560	12,461
4	JPMorgan Chase & Co.	4.260%	2/22/48	21,383	23,522
4	JPMorgan Chase & Co.	4.032%	7/24/48	22,902	24,555
4	JPMorgan Chase & Co.	3.964%	11/15/48	80,350	84,362
4	JPMorgan Chase & Co.	3.897%	1/23/49	29,050	30,421
	KeyBank NA	3.350%	6/15/21	4,560	4,653
	KeyBank NA	2.500%	11/22/21	3,619	3,637
	KeyBank NA	2.400%	6/9/22	2,995	3,005
	KeyBank NA	2.300%	9/14/22	10,100	10,110
	KeyBank NA	3.375%	3/7/23	7,550	7,820
	KeyBank NA	3.300%	6/1/25	7,726	8,061
	KeyBank NA	3.400%	5/20/26	12,750	13,084
4	KeyBank NA	3.180%	10/15/27	4,525	4,600
	KeyBank NA	6.950%	2/1/28	1,740	2,180
	KeyCorp	2.900%	9/15/20	1,334	1,341
	KeyCorp	5.100%	3/24/21	10,297	10,765
	KeyCorp	4.150%	10/29/25	7,000	7,566
	KeyCorp	4.100%	4/30/28	15,000	16,293
	Lloyds Bank plc	2.700%	8/17/20	10,080	10,118
	Lloyds Bank plc	6.375%	1/21/21	11,075	11,710
	Lloyds Bank plc	3.300%	5/7/21	5,000	5,072
	Lloyds Bank plc	3.500%	5/14/25	500	512
	Lloyds Banking Group plc	3.100%	7/6/21	210	212
	Lloyds Banking Group plc	3.000%	1/11/22	4,356	4,387
	Lloyds Banking Group plc	4.050%	8/16/23	34,900	36,425
4	Lloyds Banking Group plc	2.907%	11/7/23	21,230	21,169
	Lloyds Banking Group plc	3.900%	3/12/24	10,800	11,263
	Lloyds Banking Group plc	4.500%	11/4/24	13,361	13,909
	Lloyds Banking Group plc	4.450%	5/8/25	7,000	7,429
	Lloyds Banking Group plc	4.582%	12/10/25	37,105	38,626
	Lloyds Banking Group plc	4.650%	3/24/26	10,982	11,434
	Lloyds Banking Group plc	3.750%	1/11/27	8,282	8,425
	Lloyds Banking Group plc	4.375%	3/22/28	30,950	32,809
	Lloyds Banking Group plc	4.550%	8/16/28	19,400	20,873
4	Lloyds Banking Group plc	3.574%	11/7/28	19,800	19,767
	Lloyds Banking Group plc	5.300%	12/1/45	3,419	3,836
	Lloyds Banking Group plc	4.344%	1/9/48	17,465	16,962
	M&T Bank Corp.	3.550%	7/26/23	7,250	7,638
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	4,800	4,790
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	3,000	3,022
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	2,045	2,056
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	8,676	8,844
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	21,733	21,908
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	7,950	8,117

37

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	30,240	30,045
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	13,800	14,072
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	25,475	25,589
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,500	12,855
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	24,065	25,187
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,350	3,337
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	25,600	26,554
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	14,000	14,768
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	32,835	34,923
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,525	9,496
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	52,881	55,986
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	25,400	26,182
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	14,850	16,065
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,150	5,620
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	15,850	16,958
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,350	2,600
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,050	1,146
	Mizuho Financial Group Inc.	2.273%	9/13/21	550	548
	Mizuho Financial Group Inc.	2.953%	2/28/22	500	505
	Mizuho Financial Group Inc.	2.601%	9/11/22	500	501
	Mizuho Financial Group Inc.	3.549%	3/5/23	13,200	13,680
4	Mizuho Financial Group Inc.	3.922%	9/11/24	11,060	11,602
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,000	2,106
	Mizuho Financial Group Inc.	4.018%	3/5/28	20,525	22,394
4	Mizuho Financial Group Inc.	4.254%	9/11/29	15,000	16,341
	Morgan Stanley	5.500%	7/24/20	10,242	10,573
	Morgan Stanley	5.750%	1/25/21	21,385	22,459
	Morgan Stanley	2.500%	4/21/21	5,214	5,222
	Morgan Stanley	5.500%	7/28/21	13,516	14,345
	Morgan Stanley	2.625%	11/17/21	34,617	34,831
	Morgan Stanley	2.750%	5/19/22	33,891	34,214
	Morgan Stanley	4.875%	11/1/22	22,538	24,106
	Morgan Stanley	3.125%	1/23/23	13,385	13,681
	Morgan Stanley	3.750%	2/25/23	66,535	69,427
	Morgan Stanley	4.100%	5/22/23	22,036	23,116
4	Morgan Stanley	3.737%	4/24/24	20,300	21,154
	Morgan Stanley	3.875%	4/29/24	38,463	40,737
	Morgan Stanley	3.700%	10/23/24	49,444	52,095
	Morgan Stanley	4.000%	7/23/25	45,238	48,384
	Morgan Stanley	5.000%	11/24/25	22,714	25,148
	Morgan Stanley	3.875%	1/27/26	39,841	42,301
	Morgan Stanley	3.125%	7/27/26	34,300	34,826
	Morgan Stanley	6.250%	8/9/26	11,727	14,101
	Morgan Stanley	4.350%	9/8/26	26,102	27,938
	Morgan Stanley	3.625%	1/20/27	23,110	24,144
	Morgan Stanley	3.950%	4/23/27	18,229	19,029
4	Morgan Stanley	3.591%	7/22/28	44,625	46,283
4	Morgan Stanley	3.772%	1/24/29	10,620	11,149
4	Morgan Stanley	4.431%	1/23/30	14,210	15,681
	Morgan Stanley	7.250%	4/1/32	7,877	11,054
4	Morgan Stanley	3.971%	7/22/38	20,407	21,267
4	Morgan Stanley	4.457%	4/22/39	23,900	26,472
	Morgan Stanley	6.375%	7/24/42	33,687	47,100
	Morgan Stanley	4.300%	1/27/45	40,013	43,784
	Morgan Stanley	4.375%	1/22/47	4,635	5,154
	MUFG Americas Holdings Corp.	3.500%	6/18/22	16,668	17,135
	MUFG Americas Holdings Corp.	3.000%	2/10/25	6,600	6,681
	MUFG Union Bank NA	3.150%	4/1/22	38,325	39,152
	National Australia Bank Ltd.	2.625%	1/14/21	8,647	8,690
	National Australia Bank Ltd.	1.875%	7/12/21	9,554	9,457
	National Australia Bank Ltd.	3.375%	9/20/21	20,000	20,450
	National Australia Bank Ltd.	3.700%	11/4/21	10,550	10,879
	National Australia Bank Ltd.	2.800%	1/10/22	6,004	6,062
	National Australia Bank Ltd.	2.500%	5/22/22	8,774	8,827

38

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Australia Bank Ltd.	3.000%	1/20/23	1,050	1,072
	National Australia Bank Ltd.	2.875%	4/12/23	750	760
	National Australia Bank Ltd.	3.625%	6/20/23	12,000	12,525
	National Australia Bank Ltd.	3.375%	1/14/26	6,752	7,020
	National Australia Bank Ltd.	2.500%	7/12/26	20,034	19,707
	National Bank of Canada	2.200%	11/2/20	10,535	10,521
7	Nordea Bank AB	2.500%	9/17/20	60	60
	Northern Trust Corp.	3.450%	11/4/20	7,820	7,944
	Northern Trust Corp.	3.375%	8/23/21	1,993	2,046
	Northern Trust Corp.	2.375%	8/2/22	5,710	5,747
	Northern Trust Corp.	3.950%	10/30/25	8,975	9,679
	Northern Trust Corp.	3.650%	8/3/28	4,500	4,846
	Northern Trust Corp.	3.150%	5/3/29	8,950	9,233
4	Northern Trust Corp.	3.375%	5/8/32	3,850	3,894
	People’s United Bank NA	4.000%	7/15/24	3,850	3,979
	People’s United Financial Inc.	3.650%	12/6/22	6,175	6,352
	PNC Bank NA	2.600%	7/21/20	5,770	5,787
	PNC Bank NA	2.450%	11/5/20	13,149	13,179
	PNC Bank NA	2.150%	4/29/21	29,786	29,758
	PNC Bank NA	2.550%	12/9/21	6,050	6,089
	PNC Bank NA	2.625%	2/17/22	19,500	19,658
	PNC Bank NA	2.700%	11/1/22	9,584	9,642
	PNC Bank NA	2.950%	1/30/23	10,077	10,274
	PNC Bank NA	3.800%	7/25/23	16,478	17,287
	PNC Bank NA	3.300%	10/30/24	6,303	6,548
	PNC Bank NA	2.950%	2/23/25	9,710	9,909
	PNC Bank NA	3.250%	6/1/25	8,575	8,876
	PNC Bank NA	3.100%	10/25/27	8,240	8,472
	PNC Bank NA	3.250%	1/22/28	9,750	10,166
	PNC Bank NA	4.050%	7/26/28	6,050	6,576
	PNC Financial Services Group Inc.	2.854%	11/9/22	15,450	15,690
	PNC Financial Services Group Inc.	3.500%	1/23/24	3,250	3,407
	PNC Financial Services Group Inc.	3.900%	4/29/24	21,232	22,337
	PNC Financial Services Group Inc.	3.150%	5/19/27	10,409	10,712
	PNC Financial Services Group Inc.	3.450%	4/23/29	28,765	30,167
	PNC Funding Corp.	4.375%	8/11/20	19,240	19,653
	PNC Funding Corp.	3.300%	3/8/22	10,684	10,974
	Regions Bank	2.750%	4/1/21	5,054	5,083
4	Regions Bank	3.374%	8/13/21	5,500	5,547
	Regions Bank	6.450%	6/26/37	4,371	5,522
	Regions Financial Corp.	3.200%	2/8/21	3,166	3,200
	Regions Financial Corp.	2.750%	8/14/22	5,479	5,508
	Regions Financial Corp.	3.800%	8/14/23	11,075	11,558
	Regions Financial Corp.	7.375%	12/10/37	3,880	5,305
	Royal Bank of Canada	2.150%	10/26/20	7,109	7,104
	Royal Bank of Canada	2.350%	10/30/20	28,564	28,618
	Royal Bank of Canada	2.500%	1/19/21	13,542	13,591
	Royal Bank of Canada	3.200%	4/30/21	22,250	22,636
	Royal Bank of Canada	2.750%	2/1/22	13,941	14,149
	Royal Bank of Canada	2.800%	4/29/22	19,620	19,853
	Royal Bank of Canada	3.700%	10/5/23	8,520	8,967
	Royal Bank of Canada	4.650%	1/27/26	11,818	12,850
	Royal Bank of Scotland Group plc	6.125%	12/15/22	5,500	5,917
4	Royal Bank of Scotland Group plc	3.498%	5/15/23	13,990	14,090
	Royal Bank of Scotland Group plc	6.100%	6/10/23	10,000	10,820
	Royal Bank of Scotland Group plc	3.875%	9/12/23	44,254	45,230
	Royal Bank of Scotland Group plc	6.000%	12/19/23	8,125	8,833
	Royal Bank of Scotland Group plc	5.125%	5/28/24	29,803	31,422
4	Royal Bank of Scotland Group plc	4.519%	6/25/24	21,820	22,683
4	Royal Bank of Scotland Group plc	4.269%	3/22/25	4,000	4,130
	Royal Bank of Scotland Group plc	4.800%	4/5/26	4,731	5,055
4	Royal Bank of Scotland Group plc	4.892%	5/18/29	35,600	37,984
4	Royal Bank of Scotland Group plc	5.076%	1/27/30	39,800	43,022
4	Royal Bank of Scotland Group plc	4.445%	5/8/30	9,950	10,293

39

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander Holdings USA Inc.	4.450%	12/3/21	17,500	18,194
	Santander Holdings USA Inc.	3.700%	3/28/22	21,640	22,120
	Santander Holdings USA Inc.	3.400%	1/18/23	12,900	13,074
	Santander Holdings USA Inc.	3.500%	6/7/24	5,000	5,075
	Santander Holdings USA Inc.	4.500%	7/17/25	9,475	10,042
	Santander Holdings USA Inc.	4.400%	7/13/27	16,605	17,304
	Santander UK Group Holdings plc	2.875%	10/16/20	15,820	15,863
	Santander UK Group Holdings plc	3.125%	1/8/21	18,025	18,111
	Santander UK Group Holdings plc	2.875%	8/5/21	11,549	11,566
	Santander UK Group Holdings plc	3.571%	1/10/23	7,611	7,733
4	Santander UK Group Holdings plc	4.796%	11/15/24	8,550	9,081
4	Santander UK Group Holdings plc	3.823%	11/3/28	7,273	7,328
	Santander UK plc	2.125%	11/3/20	5,425	5,396
	Santander UK plc	3.400%	6/1/21	15,500	15,741
	Santander UK plc	3.750%	11/15/21	6,525	6,694
	Santander UK plc	4.000%	3/13/24	22,871	24,064
	Santander UK plc	2.875%	6/18/24	11,000	11,055
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	11,940	11,998
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	31,400	31,001
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	8,150	8,230
	State Street Corp.	2.550%	8/18/20	300	301
	State Street Corp.	4.375%	3/7/21	2,255	2,338
	State Street Corp.	1.950%	5/19/21	7,335	7,309
4	State Street Corp.	2.653%	5/15/23	6,750	6,812
	State Street Corp.	3.100%	5/15/23	9,308	9,540
	State Street Corp.	3.700%	11/20/23	7,195	7,579
4	State Street Corp.	3.776%	12/3/24	10,800	11,351
	State Street Corp.	3.300%	12/16/24	11,049	11,502
	State Street Corp.	3.550%	8/18/25	18,916	20,032
	State Street Corp.	2.650%	5/19/26	7,915	7,930
4	State Street Corp.	4.141%	12/3/29	3,525	3,889
	Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	4,850	4,867
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	3,700	3,705
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	5,837	5,973
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	558
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	9,998	10,546
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	9,850	10,437
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	7,050	7,285
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,100	3,254
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	7,488	7,542
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	5,975	5,928
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	10,729	10,740
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,194	10,279
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	19,608	19,774
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	9,804	9,892
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	15,385	15,709
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	9,850	10,293
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	13,500	14,257
7	Sumitomo Mitsui Financial Group Inc.	4.436%	4/2/24	50	53
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	21,118	22,381
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	13,394	13,322
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	11,550	11,696
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,505	10,907
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	16,308	16,909
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	15,350	16,132
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	25,000	27,125
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	10,160	11,275
	SunTrust Bank	2.800%	5/17/22	21,770	22,040
4	SunTrust Bank	3.502%	8/2/22	8,500	8,689
	SunTrust Bank	3.000%	2/2/23	5,466	5,567
	SunTrust Bank	2.750%	5/1/23	6,225	6,271
	SunTrust Bank	3.200%	4/1/24	35,000	36,061
4	SunTrust Bank	3.689%	8/2/24	12,994	13,530
	SunTrust Bank	3.300%	5/15/26	7,025	7,139

40

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	SunTrust Banks Inc.	2.900%	3/3/21	5,957	6,008
	SunTrust Banks Inc.	2.700%	1/27/22	13,119	13,210
	SunTrust Banks Inc.	4.000%	5/1/25	6,150	6,565
	SVB Financial Group	3.500%	1/29/25	4,475	4,559
	Svenska Handelsbanken AB	1.950%	9/8/20	500	498
	Svenska Handelsbanken AB	2.400%	10/1/20	5,650	5,665
	Svenska Handelsbanken AB	2.450%	3/30/21	19,251	19,309
	Svenska Handelsbanken AB	3.350%	5/24/21	21,175	21,568
	Svenska Handelsbanken AB	1.875%	9/7/21	8,853	8,762
	Synchrony Bank	3.650%	5/24/21	8,370	8,520
	Synchrony Bank	3.000%	6/15/22	5,197	5,234
	Synchrony Financial	3.750%	8/15/21	6,438	6,559
	Synchrony Financial	4.375%	3/19/24	1,000	1,046
	Synchrony Financial	4.250%	8/15/24	7,351	7,649
	Synchrony Financial	4.500%	7/23/25	17,744	18,572
	Synchrony Financial	3.700%	8/4/26	9,725	9,642
	Synchrony Financial	3.950%	12/1/27	11,725	11,671
	Synchrony Financial	5.150%	3/19/29	1,750	1,881
	Synovus Financial Corp.	3.125%	11/1/22	3,257	3,273
	Toronto-Dominion Bank	3.150%	9/17/20	10,000	10,108
	Toronto-Dominion Bank	2.500%	12/14/20	12,441	12,509
	Toronto-Dominion Bank	2.550%	1/25/21	30,700	30,840
	Toronto-Dominion Bank	2.125%	4/7/21	20,937	20,909
	Toronto-Dominion Bank	3.250%	6/11/21	6,000	6,119
	Toronto-Dominion Bank	1.800%	7/13/21	16,482	16,335
	Toronto-Dominion Bank	3.500%	7/19/23	5,200	5,440
	Toronto-Dominion Bank	3.250%	3/11/24	54,000	55,862
	Toronto-Dominion Bank	2.650%	6/12/24	8,250	8,320
4	Toronto-Dominion Bank	3.625%	9/15/31	6,415	6,515
	UBS AG	4.875%	8/4/20	2,510	2,580
7	UBS AG	2.450%	12/1/20	22,580	22,622
7	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	160	161
	US Bancorp	2.350%	1/29/21	8,834	8,859
	US Bancorp	4.125%	5/24/21	7,382	7,630
	US Bancorp	2.625%	1/24/22	17,864	18,063
	US Bancorp	3.000%	3/15/22	2,304	2,350
	US Bancorp	2.950%	7/15/22	17,278	17,621
	US Bancorp	3.700%	1/30/24	2,880	3,050
	US Bancorp	3.375%	2/5/24	32,300	33,756
	US Bancorp	3.600%	9/11/24	2,605	2,737
	US Bancorp	3.950%	11/17/25	3,600	3,915
	US Bancorp	3.100%	4/27/26	6,295	6,419
	US Bancorp	2.375%	7/22/26	7,550	7,478
	US Bancorp	3.150%	4/27/27	28,650	29,705
	US Bancorp	3.900%	4/26/28	2,000	2,203
	US Bank NA	3.050%	7/24/20	8,450	8,520
	US Bank NA	2.050%	10/23/20	9,550	9,530
	US Bank NA	3.150%	4/26/21	450	458
	US Bank NA	3.450%	11/16/21	4,400	4,518
	US Bank NA	2.650%	5/23/22	15,800	16,005
	US Bank NA	2.850%	1/23/23	8,375	8,524
	US Bank NA	3.400%	7/24/23	7,475	7,789
	US Bank NA	2.800%	1/27/25	20,639	21,080
	US Bank NA	3.000%	2/4/21	2,000	2,024
	Wachovia Corp.	6.605%	10/1/25	3,175	3,760
	Wachovia Corp.	5.500%	8/1/35	13,527	16,208
	Wachovia Corp.	6.550%	10/15/35	7,625	9,591
	Wells Fargo & Co.	2.600%	7/22/20	33,061	33,165
	Wells Fargo & Co.	2.550%	12/7/20	14,391	14,419
	Wells Fargo & Co.	3.000%	1/22/21	15,527	15,665
	Wells Fargo & Co.	2.500%	3/4/21	36,538	36,581
	Wells Fargo & Co.	4.600%	4/1/21	22,927	23,791
	Wells Fargo & Co.	2.100%	7/26/21	54,876	54,599
	Wells Fargo & Co.	3.500%	3/8/22	24,465	25,151

41

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	2.625%	7/22/22	44,550	44,787
	Wells Fargo & Co.	3.069%	1/24/23	86,292	87,548
	Wells Fargo & Co.	3.450%	2/13/23	20,498	21,040
	Wells Fargo & Co.	4.125%	8/15/23	17,134	18,038
	Wells Fargo & Co.	4.480%	1/16/24	11,285	12,038
	Wells Fargo & Co.	3.300%	9/9/24	26,831	27,696
	Wells Fargo & Co.	3.000%	2/19/25	27,449	27,752
	Wells Fargo & Co.	3.550%	9/29/25	27,470	28,635
	Wells Fargo & Co.	3.000%	4/22/26	29,962	30,301
	Wells Fargo & Co.	4.100%	6/3/26	44,473	47,013
	Wells Fargo & Co.	3.000%	10/23/26	35,500	35,735
[4]	Wells Fargo & Co.	3.196%	6/17/27	15,000	15,180
	Wells Fargo & Co.	4.300%	7/22/27	24,005	25,853
[4]	Wells Fargo & Co.	3.584%	5/22/28	31,950	33,358
	Wells Fargo & Co.	5.375%	2/7/35	10,269	12,662
	Wells Fargo & Co.	5.375%	11/2/43	34,038	40,977
	Wells Fargo & Co.	5.606%	1/15/44	17,799	22,199
	Wells Fargo & Co.	4.650%	11/4/44	25,635	28,346
	Wells Fargo & Co.	3.900%	5/1/45	22,550	24,182
	Wells Fargo & Co.	4.900%	11/17/45	22,332	25,846
	Wells Fargo & Co.	4.400%	6/14/46	16,452	17,791
	Wells Fargo & Co.	4.750%	12/7/46	9,000	10,238
	Wells Fargo Bank NA	2.600%	1/15/21	15,150	15,208
[4]	Wells Fargo Bank NA	3.325%	7/23/21	17,975	18,142
	Wells Fargo Bank NA	3.625%	10/22/21	35,610	36,585
[4]	Wells Fargo Bank NA	2.897%	5/27/22	12,000	12,103
	Wells Fargo Bank NA	3.550%	8/14/23	14,780	15,423
	Wells Fargo Bank NA	5.950%	8/26/36	6,453	8,234
	Wells Fargo Bank NA	5.850%	2/1/37	14,979	19,212
	Wells Fargo Bank NA	6.600%	1/15/38	10,894	15,131
[4]	Wells Fargo Capital X	5.950%	12/1/86	4,817	5,678
	Westpac Banking Corp.	2.600%	11/23/20	19,825	19,919
	Westpac Banking Corp.	2.650%	1/25/21	3,416	3,432
	Westpac Banking Corp.	2.100%	5/13/21	40,650	40,537
	Westpac Banking Corp.	2.000%	8/19/21	16,200	16,092
	Westpac Banking Corp.	2.800%	1/11/22	14,900	15,083
	Westpac Banking Corp.	2.500%	6/28/22	25,400	25,523
	Westpac Banking Corp.	2.750%	1/11/23	7,700	7,794
	Westpac Banking Corp.	3.650%	5/15/23	5,450	5,680
	Westpac Banking Corp.	3.300%	2/26/24	13,590	14,024
	Westpac Banking Corp.	2.850%	5/13/26	23,225	23,359
	Westpac Banking Corp.	2.700%	8/19/26	18,925	18,868
	Westpac Banking Corp.	3.350%	3/8/27	16,125	16,749
[4]	Westpac Banking Corp.	4.322%	11/23/31	29,000	29,822
	Zions Bancorp NA	3.500%	8/27/21	12,250	12,502

	Brokerage (0.2)%
	Affiliated Managers Group Inc.	4.250%	2/15/24	8,525	9,042
	Affiliated Managers Group Inc.	3.500%	8/1/25	9,150	9,399
	Ameriprise Financial Inc.	3.000%	3/22/22	2,650	2,693
	Ameriprise Financial Inc.	4.000%	10/15/23	14,166	15,073
	Ameriprise Financial Inc.	3.700%	10/15/24	5,912	6,262
	Ameriprise Financial Inc.	2.875%	9/15/26	100	101
[7]	Apollo Management Holdings LP	4.400%	5/27/26	150	159
	BGC Partners Inc.	5.125%	5/27/21	2,625	2,696
	BlackRock Inc.	4.250%	5/24/21	7,555	7,859
	BlackRock Inc.	3.375%	6/1/22	12,035	12,473
	BlackRock Inc.	3.500%	3/18/24	17,225	18,297
	BlackRock Inc.	3.200%	3/15/27	700	731
	BlackRock Inc.	3.250%	4/30/29	6,500	6,804
	Brookfield Asset Management Inc.	4.000%	1/15/25	5,745	6,025
	Brookfield Finance Inc.	4.250%	6/2/26	2,350	2,480
	Brookfield Finance Inc.	3.900%	1/25/28	6,400	6,504
	Brookfield Finance Inc.	4.850%	3/29/29	10,100	11,012

42

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brookfield Finance Inc.	4.700%	9/20/47	9,650	9,980
Brookfield Finance LLC	4.000%	4/1/24	11,750	12,298
Cboe Global Markets Inc.	3.650%	1/12/27	6,626	6,974
Charles Schwab Corp.	4.450%	7/22/20	10,850	11,098
Charles Schwab Corp.	3.250%	5/21/21	7,400	7,539
Charles Schwab Corp.	3.225%	9/1/22	3,955	4,056
Charles Schwab Corp.	2.650%	1/25/23	5,325	5,385
Charles Schwab Corp.	3.550%	2/1/24	8,500	8,944
Charles Schwab Corp.	3.000%	3/10/25	50	51
Charles Schwab Corp.	3.850%	5/21/25	3,000	3,195
Charles Schwab Corp.	3.450%	2/13/26	3,445	3,598
Charles Schwab Corp.	3.200%	3/2/27	12,300	12,680
Charles Schwab Corp.	3.200%	1/25/28	5,475	5,650
Charles Schwab Corp.	4.000%	2/1/29	7,675	8,372
Charles Schwab Corp.	3.250%	5/22/29	6,750	6,969
CME Group Inc.	3.000%	9/15/22	7,987	8,181
CME Group Inc.	3.000%	3/15/25	6,129	6,377
CME Group Inc.	5.300%	9/15/43	8,234	10,522
CME Group Inc.	4.150%	6/15/48	7,525	8,453
E*TRADE Financial Corp.	2.950%	8/24/22	1,019	1,029
E*TRADE Financial Corp.	3.800%	8/24/27	6,150	6,167
E*TRADE Financial Corp.	4.500%	6/20/28	2,760	2,888
Eaton Vance Corp.	3.625%	6/15/23	3,350	3,482
Eaton Vance Corp.	3.500%	4/6/27	4,530	4,663
Franklin Resources Inc.	2.800%	9/15/22	10,550	10,714
Franklin Resources Inc.	2.850%	3/30/25	2,185	2,236
Intercontinental Exchange Inc.	2.750%	12/1/20	11,900	11,975
Intercontinental Exchange Inc.	3.450%	9/21/23	4,500	4,696
Intercontinental Exchange Inc.	4.000%	10/15/23	13,771	14,641
Intercontinental Exchange Inc.	3.750%	12/1/25	13,010	13,900
Intercontinental Exchange Inc.	3.100%	9/15/27	2,246	2,302
Intercontinental Exchange Inc.	3.750%	9/21/28	4,850	5,225
Intercontinental Exchange Inc.	4.250%	9/21/48	8,950	9,969
Invesco Finance plc	3.125%	11/30/22	7,092	7,252
Invesco Finance plc	4.000%	1/30/24	14,599	15,426
Invesco Finance plc	3.750%	1/15/26	2,279	2,373
Invesco Finance plc	5.375%	11/30/43	11,762	13,286
Janus Capital Group Inc.	4.875%	8/1/25	3,950	4,220
Jefferies Financial Group Inc.	5.500%	10/18/23	8,650	9,325
Jefferies Group LLC	6.875%	4/15/21	12,222	13,082
Jefferies Group LLC	5.125%	1/20/23	1,630	1,753
Jefferies Group LLC	4.850%	1/15/27	14,777	15,282
Jefferies Group LLC	6.450%	6/8/27	575	646
Jefferies Group LLC	6.250%	1/15/36	3,625	3,904
Jefferies Group LLC	6.500%	1/20/43	4,600	4,935
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	15,075	14,387
Lazard Group LLC	3.750%	2/13/25	865	900
Lazard Group LLC	3.625%	3/1/27	8,770	8,835
Lazard Group LLC	4.500%	9/19/28	5,325	5,667
Lazard Group LLC	4.375%	3/11/29	50	53
Legg Mason Inc.	4.750%	3/15/26	4,960	5,293
Legg Mason Inc.	5.625%	1/15/44	7,170	7,770
Nasdaq Inc.	4.250%	6/1/24	3,668	3,927
Nasdaq Inc.	3.850%	6/30/26	5,864	6,157
Owl Rock Capital Corp.	5.250%	4/15/24	500	517
Raymond James Financial Inc.	3.625%	9/15/26	2,601	2,666
Raymond James Financial Inc.	4.950%	7/15/46	14,395	16,035
Stifel Financial Corp.	3.500%	12/1/20	250	253
Stifel Financial Corp.	4.250%	7/18/24	10,125	10,608
TD Ameritrade Holding Corp.	2.950%	4/1/22	17,080	17,347
TD Ameritrade Holding Corp.	3.625%	4/1/25	5,975	6,254
TD Ameritrade Holding Corp.	3.300%	4/1/27	9,427	9,684

43

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.250%	7/1/20	12,167	12,350
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/30/20	10,836	11,093
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	11,138	11,486
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	16,905	17,708
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	1,840	1,902
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	13,977	14,361
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	2,900	2,951
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	6,739	7,068
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	6,395	6,459
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	1,020	1,094
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	330	332
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	6,900	7,245
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	11,556	11,455
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	11,500	11,514
Air Lease Corp.	2.500%	3/1/21	6,747	6,738
Air Lease Corp.	3.875%	4/1/21	5,515	5,633
Air Lease Corp.	3.375%	6/1/21	630	640
Air Lease Corp.	3.500%	1/15/22	1,500	1,535
Air Lease Corp.	3.750%	2/1/22	4,525	4,645
Air Lease Corp.	2.625%	7/1/22	6,688	6,678
Air Lease Corp.	2.750%	1/15/23	4,725	4,716
Air Lease Corp.	3.875%	7/3/23	23,075	23,923
Air Lease Corp.	3.000%	9/15/23	4,253	4,274
Air Lease Corp.	4.250%	2/1/24	7,500	7,903
Air Lease Corp.	4.250%	9/15/24	2,252	2,392
Air Lease Corp.	3.250%	3/1/25	10,680	10,721
Air Lease Corp.	3.625%	4/1/27	4,325	4,345
Air Lease Corp.	3.625%	12/1/27	3,250	3,259
Air Lease Corp.	4.625%	10/1/28	5,500	5,856
Aircastle Ltd.	4.400%	9/25/23	9,975	10,349
Aircastle Ltd.	4.250%	6/15/26	7,080	7,157
Ares Capital Corp.	3.500%	2/10/23	16,835	16,741
Ares Capital Corp.	4.200%	6/10/24	4,000	4,047
Ares Capital Corp.	4.250%	3/1/25	6,780	6,852
FS KKR Capital Corp.	4.750%	5/15/22	1,709	1,728
GATX Corp.	4.850%	6/1/21	100	104
GATX Corp.	3.250%	3/30/25	4,970	4,953
GATX Corp.	3.250%	9/15/26	3,100	3,085
GATX Corp.	3.850%	3/30/27	8,350	8,531
GATX Corp.	3.500%	3/15/28	5,575	5,576
GATX Corp.	4.550%	11/7/28	8,900	9,561
GATX Corp.	4.700%	4/1/29	3,725	4,105
GATX Corp.	5.200%	3/15/44	1,255	1,383
GATX Corp.	4.500%	3/30/45	1,952	1,950
GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	92,686	92,160
GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	20,699	20,928
GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	120,243	118,579
International Lease Finance Corp.	8.250%	12/15/20	13,998	15,102

44

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Lease Finance Corp.	4.625%	4/15/21	5,795	5,984
	International Lease Finance Corp.	8.625%	1/15/22	12,510	14,276
	International Lease Finance Corp.	5.875%	8/15/22	9,634	10,488
	Prospect Capital Corp.	5.875%	3/15/23	1,610	1,678

	Insurance (1.2%)
	ACE Capital Trust II	9.700%	4/1/30	1,529	2,160
	AEGON Funding Co. LLC	5.750%	12/15/20	9,425	9,869
[4]	Aegon NV	5.500%	4/11/48	7,800	8,122
	Aetna Inc.	4.125%	6/1/21	389	401
	Aetna Inc.	2.750%	11/15/22	9,750	9,795
	Aetna Inc.	2.800%	6/15/23	13,025	13,063
	Aetna Inc.	3.500%	11/15/24	11,303	11,639
	Aetna Inc.	6.625%	6/15/36	8,456	10,415
	Aetna Inc.	6.750%	12/15/37	3,877	4,853
	Aetna Inc.	4.500%	5/15/42	5,167	5,106
	Aetna Inc.	4.125%	11/15/42	2,503	2,356
	Aetna Inc.	4.750%	3/15/44	3,575	3,609
	Aetna Inc.	3.875%	8/15/47	12,600	11,372
	Aflac Inc.	4.000%	2/15/22	1,150	1,204
	Aflac Inc.	3.625%	6/15/23	8,610	9,028
	Aflac Inc.	3.625%	11/15/24	8,215	8,683
	Aflac Inc.	3.250%	3/17/25	5,547	5,724
	Aflac Inc.	2.875%	10/15/26	1,090	1,093
	Aflac Inc.	4.000%	10/15/46	4,450	4,616
	Aflac Inc.	4.750%	1/15/49	7,390	8,652
	Alleghany Corp.	5.625%	9/15/20	3,425	3,552
	Alleghany Corp.	4.950%	6/27/22	2,295	2,456
	Alleghany Corp.	4.900%	9/15/44	8,027	8,742
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,461	10,681
	Allstate Corp.	3.150%	6/15/23	10,000	10,303
	Allstate Corp.	3.280%	12/15/26	5,250	5,476
	Allstate Corp.	5.350%	6/1/33	1,579	1,943
	Allstate Corp.	5.550%	5/9/35	2,906	3,592
	Allstate Corp.	5.950%	4/1/36	28	36
	Allstate Corp.	4.500%	6/15/43	7,687	8,699
	Allstate Corp.	4.200%	12/15/46	7,895	8,817
	Allstate Corp.	3.850%	8/10/49	2,500	2,620
[4]	Allstate Corp.	5.750%	8/15/53	7,865	8,229
[4]	Allstate Corp.	6.500%	5/15/67	4,240	4,812
	Alterra Finance LLC	6.250%	9/30/20	985	1,028
	American Financial Group Inc.	3.500%	8/15/26	2,850	2,871
	American Financial Group Inc.	4.500%	6/15/47	7,015	7,019
	American International Group Inc.	3.375%	8/15/20	7,175	7,252
	American International Group Inc.	6.400%	12/15/20	28,138	29,729
	American International Group Inc.	3.300%	3/1/21	2,675	2,710
	American International Group Inc.	4.875%	6/1/22	17,333	18,567
	American International Group Inc.	4.125%	2/15/24	9,126	9,658
	American International Group Inc.	3.750%	7/10/25	3,990	4,169
	American International Group Inc.	3.900%	4/1/26	10,010	10,454
	American International Group Inc.	4.200%	4/1/28	10,672	11,377
	American International Group Inc.	4.250%	3/15/29	3,000	3,212
	American International Group Inc.	3.875%	1/15/35	10,703	10,715
	American International Group Inc.	4.700%	7/10/35	5,805	6,312
	American International Group Inc.	6.250%	5/1/36	11,923	14,711
	American International Group Inc.	4.500%	7/16/44	30,863	32,390
	American International Group Inc.	4.800%	7/10/45	5,105	5,585
	American International Group Inc.	4.750%	4/1/48	6,300	6,930
[4]	American International Group Inc.	5.750%	4/1/48	8,622	8,714
	American International Group Inc.	4.375%	1/15/55	10,930	11,009
[4]	American International Group Inc.	8.175%	5/15/68	4,725	5,953
	Anthem Inc.	4.350%	8/15/20	7,075	7,227
	Anthem Inc.	2.500%	11/21/20	2,825	2,830
	Anthem Inc.	3.700%	8/15/21	6,874	7,037

45

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anthem Inc.	3.125%	5/15/22	11,940	12,125
Anthem Inc.	2.950%	12/1/22	7,825	7,936
Anthem Inc.	3.300%	1/15/23	12,547	12,911
Anthem Inc.	3.500%	8/15/24	9,499	9,843
Anthem Inc.	3.350%	12/1/24	9,140	9,452
Anthem Inc.	3.650%	12/1/27	22,595	23,429
Anthem Inc.	4.101%	3/1/28	30,025	32,011
Anthem Inc.	5.950%	12/15/34	401	512
Anthem Inc.	5.850%	1/15/36	3,708	4,489
Anthem Inc.	6.375%	6/15/37	4,250	5,417
Anthem Inc.	4.625%	5/15/42	13,262	14,423
Anthem Inc.	4.650%	1/15/43	9,821	10,702
Anthem Inc.	5.100%	1/15/44	11,405	13,130
Anthem Inc.	4.650%	8/15/44	6,515	7,090
Anthem Inc.	4.375%	12/1/47	15,660	16,583
Anthem Inc.	4.550%	3/1/48	2,495	2,727
Anthem Inc.	4.850%	8/15/54	4,325	4,587
Aon Corp.	5.000%	9/30/20	6,235	6,438
Aon Corp.	8.205%	1/1/27	619	760
Aon Corp.	4.500%	12/15/28	8,250	9,072
Aon Corp.	3.750%	5/2/29	5,430	5,662
Aon Corp.	6.250%	9/30/40	4,575	5,820
Aon plc	2.800%	3/15/21	13,515	13,600
Aon plc	4.000%	11/27/23	625	659
Aon plc	3.500%	6/14/24	8,925	9,284
Aon plc	3.875%	12/15/25	10,015	10,682
Aon plc	4.600%	6/14/44	9,042	9,856
Aon plc	4.750%	5/15/45	1,702	1,867
Arch Capital Finance LLC	4.011%	12/15/26	10,220	10,962
Arch Capital Finance LLC	5.031%	12/15/46	7,707	9,139
Arch Capital Group Ltd.	7.350%	5/1/34	4,510	6,309
Arch Capital Group US Inc.	5.144%	11/1/43	940	1,115
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	10,990	11,622
Assurant Inc.	4.000%	3/15/23	8,175	8,451
Assurant Inc.	4.200%	9/27/23	2,120	2,204
Assurant Inc.	4.900%	3/27/28	6,400	6,861
Assurant Inc.	6.750%	2/15/34	6,650	7,922
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,173	1,279
Athene Holding Ltd.	4.125%	1/12/28	11,850	11,942
AXA Equitable Holdings Inc.	3.900%	4/20/23	3,485	3,627
AXA Equitable Holdings Inc.	7.000%	4/1/28	4,150	4,940
AXA Equitable Holdings Inc.	4.350%	4/20/28	51,326	53,823
AXA Equitable Holdings Inc.	5.000%	4/20/48	21,035	21,566
AXA SA	8.600%	12/15/30	13,416	19,016
AXIS Specialty Finance LLC	3.900%	7/15/29	3,000	3,048
AXIS Specialty Finance plc	4.000%	12/6/27	15,014	15,428
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	16,097	16,251
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	3,652	3,773
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	22,175	22,791
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	8,140	10,688
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	6,425	7,292
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	8,450	9,457
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	34,960	38,826
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	33,800	37,862
Berkshire Hathaway Inc.	2.200%	3/15/21	6,066	6,082
Berkshire Hathaway Inc.	3.750%	8/15/21	2,902	3,003
Berkshire Hathaway Inc.	3.400%	1/31/22	2,555	2,641
Berkshire Hathaway Inc.	3.000%	2/11/23	2,306	2,378
Berkshire Hathaway Inc.	2.750%	3/15/23	10,989	11,162
Berkshire Hathaway Inc.	3.125%	3/15/26	39,001	40,347
Berkshire Hathaway Inc.	4.500%	2/11/43	10,229	11,776
Brighthouse Financial Inc.	3.700%	6/22/27	15,435	14,603
Brighthouse Financial Inc.	4.700%	6/22/47	9,300	7,731
Brown & Brown Inc.	4.200%	9/15/24	5,390	5,663

46

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brown & Brown Inc.	4.500%	3/15/29	3,800	4,001
	Chubb Corp.	6.000%	5/11/37	4,545	6,106
	Chubb Corp.	6.500%	5/15/38	2,141	3,036
	Chubb INA Holdings Inc.	2.300%	11/3/20	7,787	7,788
	Chubb INA Holdings Inc.	2.875%	11/3/22	21,166	21,551
	Chubb INA Holdings Inc.	2.700%	3/13/23	12,433	12,639
	Chubb INA Holdings Inc.	3.350%	5/15/24	5,399	5,667
	Chubb INA Holdings Inc.	3.150%	3/15/25	8,926	9,299
	Chubb INA Holdings Inc.	3.350%	5/3/26	18,390	19,223
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,155	1,634
	Chubb INA Holdings Inc.	4.150%	3/13/43	4,908	5,482
	Chubb INA Holdings Inc.	4.350%	11/3/45	20,960	24,306
	Cigna Holding Co.	4.375%	12/15/20	8,571	8,791
	Cigna Holding Co.	4.500%	3/15/21	1,050	1,079
	Cigna Holding Co.	4.000%	2/15/22	7,915	8,171
	Cigna Holding Co.	3.250%	4/15/25	14,795	15,020
	Cigna Holding Co.	7.875%	5/15/27	985	1,289
	Cigna Holding Co.	3.050%	10/15/27	16,470	16,260
	Cigna Holding Co.	5.375%	2/15/42	3,146	3,570
	Cigna Holding Co.	3.875%	10/15/47	9,650	8,985
	Cincinnati Financial Corp.	6.920%	5/15/28	4,256	5,472
	Cincinnati Financial Corp.	6.125%	11/1/34	2,070	2,619
	CNA Financial Corp.	5.750%	8/15/21	4,168	4,455
	CNA Financial Corp.	3.950%	5/15/24	3,660	3,859
	CNA Financial Corp.	4.500%	3/1/26	2,070	2,229
	CNA Financial Corp.	3.450%	8/15/27	6,685	6,780
	CNA Financial Corp.	3.900%	5/1/29	2,500	2,620
	CNO Financial Group Inc.	5.250%	5/30/29	2,000	2,165
	Coventry Health Care Inc.	5.450%	6/15/21	9,770	10,253
	Enstar Group Ltd.	4.500%	3/10/22	2,382	2,442
	Enstar Group Ltd.	4.950%	6/1/29	6,000	6,070
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,500	4,788
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	5,575	5,878
	Fidelity National Financial Inc.	5.500%	9/1/22	4,300	4,674
	First American Financial Corp.	4.600%	11/15/24	5,110	5,419
	Hanover Insurance Group Inc.	4.500%	4/15/26	5,000	5,290
	Hartford Financial Services Group Inc.	5.125%	4/15/22	7,273	7,796
	Hartford Financial Services Group Inc.	5.950%	10/15/36	3,745	4,638
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,236	6,616
	Hartford Financial Services Group Inc.	4.300%	4/15/43	6,290	6,652
	Humana Inc.	3.150%	12/1/22	6,360	6,490
	Humana Inc.	2.900%	12/15/22	7,370	7,473
	Humana Inc.	3.850%	10/1/24	9,048	9,440
	Humana Inc.	3.950%	3/15/27	8,335	8,680
	Humana Inc.	4.625%	12/1/42	7,178	7,553
	Humana Inc.	4.950%	10/1/44	7,953	8,781
	Humana Inc.	4.800%	3/15/47	5,040	5,549
	Kemper Corp.	4.350%	2/15/25	1,850	1,935
	Lincoln National Corp.	4.200%	3/15/22	6,215	6,499
	Lincoln National Corp.	4.000%	9/1/23	6,505	6,878
	Lincoln National Corp.	3.350%	3/9/25	3,197	3,279
	Lincoln National Corp.	3.625%	12/12/26	5,165	5,373
	Lincoln National Corp.	3.800%	3/1/28	10,940	11,476
	Lincoln National Corp.	6.150%	4/7/36	3,581	4,422
	Lincoln National Corp.	6.300%	10/9/37	4,443	5,635
	Lincoln National Corp.	7.000%	6/15/40	5,515	7,587
	Lincoln National Corp.	4.350%	3/1/48	496	519
	Loews Corp.	2.625%	5/15/23	11,705	11,791
	Loews Corp.	3.750%	4/1/26	110	117
	Loews Corp.	6.000%	2/1/35	2,143	2,689
	Loews Corp.	4.125%	5/15/43	7,262	7,495
	Manulife Financial Corp.	4.900%	9/17/20	13,534	13,917
	Manulife Financial Corp.	4.150%	3/4/26	8,716	9,380
[4]	Manulife Financial Corp.	4.061%	2/24/32	8,480	8,644

47

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Manulife Financial Corp.	5.375%	3/4/46	8,867	10,880
	Markel Corp.	4.900%	7/1/22	850	905
	Markel Corp.	3.500%	11/1/27	4,945	4,874
	Markel Corp.	5.000%	4/5/46	5,653	6,049
	Markel Corp.	4.300%	11/1/47	4,000	3,882
	Markel Corp.	5.000%	5/20/49	3,000	3,247
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,099	2,187
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	7,390	7,441
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	6,068	6,376
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	23,000	24,367
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,400	4,568
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	11,818	12,251
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,255	4,507
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	15,320	16,878
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,789	3,493
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	3,605	4,111
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	4,930	5,329
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	4,905	5,189
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	8,000	9,535
	Mercury General Corp.	4.400%	3/15/27	4,110	4,204
	MetLife Inc.	3.048%	12/15/22	6,250	6,338
	MetLife Inc.	4.368%	9/15/23	8,864	9,566
	MetLife Inc.	3.600%	4/10/24	14,220	15,072
	MetLife Inc.	3.000%	3/1/25	10,675	10,951
	MetLife Inc.	3.600%	11/13/25	11,900	12,597
	MetLife Inc.	6.500%	12/15/32	2,205	2,992
	MetLife Inc.	6.375%	6/15/34	3,098	4,254
	MetLife Inc.	5.700%	6/15/35	11,143	14,207
	MetLife Inc.	5.875%	2/6/41	13,643	17,897
	MetLife Inc.	4.125%	8/13/42	12,384	13,338
	MetLife Inc.	4.875%	11/13/43	5,732	6,762
	MetLife Inc.	4.721%	12/15/44	6,325	7,267
	MetLife Inc.	4.050%	3/1/45	9,000	9,631
	MetLife Inc.	4.600%	5/13/46	3,570	4,111
[4]	MetLife Inc.	6.400%	12/15/66	20,035	22,840
[4]	MetLife Inc.	10.750%	8/1/69	685	1,087
	Munich Re America Corp.	7.450%	12/15/26	2,350	2,992
[4]	Nationwide Financial Services Inc.	6.750%	5/15/87	341	378
	Old Republic International Corp.	4.875%	10/1/24	6,280	6,806
	Old Republic International Corp.	3.875%	8/26/26	5,893	6,048
	PartnerRe Finance B LLC	5.500%	6/1/20	13,654	14,048
	PartnerRe Finance B LLC	3.700%	7/2/29	7,500	7,602
	Primerica Inc.	4.750%	7/15/22	2,000	2,112
	Principal Financial Group Inc.	3.300%	9/15/22	2,875	2,950
	Principal Financial Group Inc.	3.125%	5/15/23	3,661	3,724
	Principal Financial Group Inc.	3.400%	5/15/25	6,553	6,807
	Principal Financial Group Inc.	3.100%	11/15/26	5,002	5,017
	Principal Financial Group Inc.	4.625%	9/15/42	2,033	2,229
	Principal Financial Group Inc.	4.350%	5/15/43	1,043	1,110
	Principal Financial Group Inc.	4.300%	11/15/46	7,220	7,614
	Progressive Corp.	3.750%	8/23/21	10,283	10,616
	Progressive Corp.	2.450%	1/15/27	5,360	5,267
	Progressive Corp.	4.000%	3/1/29	6,580	7,281
	Progressive Corp.	6.625%	3/1/29	4,820	6,214
	Progressive Corp.	6.250%	12/1/32	325	430
	Progressive Corp.	4.350%	4/25/44	3,660	4,127
	Progressive Corp.	4.125%	4/15/47	16,925	18,601
	Progressive Corp.	4.200%	3/15/48	7,200	8,042
	Prudential Financial Inc.	4.500%	11/15/20	10,625	10,962
	Prudential Financial Inc.	4.500%	11/16/21	4,870	5,118
	Prudential Financial Inc.	3.500%	5/15/24	9,682	10,193
	Prudential Financial Inc.	3.878%	3/27/28	2,500	2,720
	Prudential Financial Inc.	5.750%	7/15/33	570	702
	Prudential Financial Inc.	5.700%	12/14/36	12,463	15,582

48

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prudential Financial Inc.	6.625%	12/1/37	4,352	5,938
	Prudential Financial Inc.	6.625%	6/21/40	4,325	6,022
	Prudential Financial Inc.	6.200%	11/15/40	3,325	4,178
[4]	Prudential Financial Inc.	5.875%	9/15/42	13,220	14,079
[4]	Prudential Financial Inc.	5.625%	6/15/43	11,514	12,162
	Prudential Financial Inc.	5.100%	8/15/43	3,450	3,911
[4]	Prudential Financial Inc.	5.200%	3/15/44	2,945	3,059
	Prudential Financial Inc.	4.600%	5/15/44	5,440	6,188
[4]	Prudential Financial Inc.	5.375%	5/15/45	14,130	14,717
[4]	Prudential Financial Inc.	4.500%	9/15/47	5,247	5,230
	Prudential Financial Inc.	3.905%	12/7/47	13,698	14,194
[4]	Prudential Financial Inc.	5.700%	9/15/48	10,791	11,619
	Prudential Financial Inc.	3.935%	12/7/49	9,028	9,398
	Prudential Financial Inc.	4.350%	2/25/50	14,150	15,725
	Reinsurance Group of America Inc.	5.000%	6/1/21	1,290	1,348
	Reinsurance Group of America Inc.	4.700%	9/15/23	3,475	3,756
	Reinsurance Group of America Inc.	3.950%	9/15/26	4,554	4,743
	Reinsurance Group of America Inc.	3.900%	5/15/29	3,900	4,042
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,300	3,415
	RenaissanceRe Finance Inc.	3.450%	7/1/27	4,200	4,256
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,700	1,739
	Selective Insurance Group Inc.	5.375%	3/1/49	2,900	3,206
	Sompo International Holdings Ltd.	4.700%	10/15/22	3,250	3,424
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,309	1,600
	Torchmark Corp.	3.800%	9/15/22	110	113
	Torchmark Corp.	4.550%	9/15/28	4,647	5,066
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,488	6,429
	Travelers Cos. Inc.	3.900%	11/1/20	3,065	3,133
	Travelers Cos. Inc.	6.750%	6/20/36	10	14
	Travelers Cos. Inc.	6.250%	6/15/37	7,452	10,194
	Travelers Cos. Inc.	5.350%	11/1/40	3,300	4,203
	Travelers Cos. Inc.	4.600%	8/1/43	15,160	17,652
	Travelers Cos. Inc.	3.750%	5/15/46	5,320	5,582
	Travelers Cos. Inc.	4.000%	5/30/47	10,110	11,023
	Travelers Cos. Inc.	4.100%	3/4/49	4,500	4,994
	Travelers Property Casualty Corp.	6.375%	3/15/33	610	836
	Trinity Acquisition plc	4.400%	3/15/26	5,925	6,282
	UnitedHealth Group Inc.	2.700%	7/15/20	14,685	14,746
	UnitedHealth Group Inc.	1.950%	10/15/20	10,475	10,430
	UnitedHealth Group Inc.	3.875%	10/15/20	1,110	1,129
	UnitedHealth Group Inc.	4.700%	2/15/21	4,925	5,086
	UnitedHealth Group Inc.	2.125%	3/15/21	7,555	7,543
	UnitedHealth Group Inc.	3.150%	6/15/21	5,100	5,189
	UnitedHealth Group Inc.	3.375%	11/15/21	2,050	2,098
	UnitedHealth Group Inc.	2.875%	12/15/21	10,991	11,157
	UnitedHealth Group Inc.	2.875%	3/15/22	3,721	3,774
	UnitedHealth Group Inc.	3.350%	7/15/22	19,408	20,009
	UnitedHealth Group Inc.	2.375%	10/15/22	8,200	8,217
	UnitedHealth Group Inc.	2.750%	2/15/23	10,080	10,210
	UnitedHealth Group Inc.	2.875%	3/15/23	3,736	3,808
	UnitedHealth Group Inc.	3.500%	6/15/23	7,000	7,305
	UnitedHealth Group Inc.	3.500%	2/15/24	5,805	6,082
	UnitedHealth Group Inc.	3.750%	7/15/25	11,326	12,089
	UnitedHealth Group Inc.	3.700%	12/15/25	2,550	2,716
	UnitedHealth Group Inc.	3.100%	3/15/26	9,080	9,294
	UnitedHealth Group Inc.	3.450%	1/15/27	4,770	5,005
	UnitedHealth Group Inc.	3.375%	4/15/27	27,060	28,156
	UnitedHealth Group Inc.	2.950%	10/15/27	11,825	12,020
	UnitedHealth Group Inc.	3.850%	6/15/28	9,350	10,093
	UnitedHealth Group Inc.	3.875%	12/15/28	7,000	7,595
	UnitedHealth Group Inc.	4.625%	7/15/35	11,501	13,174
	UnitedHealth Group Inc.	5.800%	3/15/36	3,164	4,039
	UnitedHealth Group Inc.	6.500%	6/15/37	1,805	2,488
	UnitedHealth Group Inc.	6.625%	11/15/37	8,525	11,947

49

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	6.875%	2/15/38	18,771	27,011
	UnitedHealth Group Inc.	5.950%	2/15/41	3,180	4,183
	UnitedHealth Group Inc.	4.625%	11/15/41	9,416	10,676
	UnitedHealth Group Inc.	4.375%	3/15/42	391	434
	UnitedHealth Group Inc.	3.950%	10/15/42	16,001	16,802
	UnitedHealth Group Inc.	4.250%	3/15/43	6,731	7,365
	UnitedHealth Group Inc.	4.750%	7/15/45	17,262	20,452
	UnitedHealth Group Inc.	4.200%	1/15/47	9,204	9,988
	UnitedHealth Group Inc.	4.250%	4/15/47	14,220	15,644
	UnitedHealth Group Inc.	3.750%	10/15/47	7,660	7,800
	UnitedHealth Group Inc.	4.250%	6/15/48	15,800	17,484
	UnitedHealth Group Inc.	4.450%	12/15/48	6,000	6,883
	Unum Group	5.625%	9/15/20	2,200	2,277
	Unum Group	3.000%	5/15/21	3,225	3,245
	Unum Group	4.000%	3/15/24	2,315	2,410
	Unum Group	3.875%	11/5/25	175	180
	Unum Group	4.000%	6/15/29	3,000	3,073
	Unum Group	5.750%	8/15/42	3,698	4,250
	Voya Financial Inc.	3.125%	7/15/24	7,235	7,337
	Voya Financial Inc.	3.650%	6/15/26	2,440	2,500
	Voya Financial Inc.	5.700%	7/15/43	9,630	11,811
	Voya Financial Inc.	4.800%	6/15/46	2,285	2,519
[4]	Voya Financial Inc.	4.700%	1/23/48	2,000	1,828
	Willis North America Inc.	3.600%	5/15/24	7,100	7,332
	Willis North America Inc.	4.500%	9/15/28	5,650	6,036
	Willis North America Inc.	5.050%	9/15/48	3,250	3,564
	Willis Towers Watson plc	5.750%	3/15/21	9,351	9,842
	WR Berkley Corp.	5.375%	9/15/20	595	613
	WR Berkley Corp.	4.625%	3/15/22	2,550	2,695
	WR Berkley Corp.	4.750%	8/1/44	4,088	4,410
	XLIT Ltd.	4.450%	3/31/25	2,650	2,849
	XLIT Ltd.	5.250%	12/15/43	7,000	8,563
	XLIT Ltd.	5.500%	3/31/45	5,529	6,541

	Other Finance (0.0%)
	Jones Lang LaSalle Inc.	4.400%	11/15/22	2,050	2,122
	ORIX Corp.	2.900%	7/18/22	2,750	2,781
	ORIX Corp.	3.250%	12/4/24	3,725	3,827
	ORIX Corp.	3.700%	7/18/27	9,650	10,110

	Real Estate Investment Trusts (0.7%)
	Alexandria Real Estate Equities Inc.	4.600%	4/1/22	5,975	6,312
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	569	596
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	4,640	4,899
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	9,485	9,749
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	400	429
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	4,664	4,893
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	3,602	3,782
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,800	5,035
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,135	3,465
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,300	7,079
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	3,320	3,774
	American Campus Communities Operating Partnership LP	3.350%	10/1/20	3,800	3,834
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	1,480	1,531
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,300	3,467
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	4,500	4,535
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	4,375	4,457
	American Homes 4 Rent LP	4.250%	2/15/28	1,495	1,551
	American Homes 4 Rent LP	4.900%	2/15/29	4,400	4,786
	AvalonBay Communities Inc.	3.625%	10/1/20	1,000	1,011

50

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AvalonBay Communities Inc.	2.850%	3/15/23	6,264	6,353
AvalonBay Communities Inc.	4.200%	12/15/23	1,355	1,448
AvalonBay Communities Inc.	3.500%	11/15/24	3,325	3,485
AvalonBay Communities Inc.	3.450%	6/1/25	6,395	6,689
AvalonBay Communities Inc.	3.500%	11/15/25	2,650	2,785
AvalonBay Communities Inc.	2.950%	5/11/26	12,120	12,288
AvalonBay Communities Inc.	2.900%	10/15/26	1,625	1,649
AvalonBay Communities Inc.	3.350%	5/15/27	7,441	7,746
AvalonBay Communities Inc.	3.200%	1/15/28	6,140	6,346
AvalonBay Communities Inc.	3.300%	6/1/29	2,970	3,078
AvalonBay Communities Inc.	4.350%	4/15/48	3,475	3,916
Boston Properties Inc.	3.400%	6/21/29	3,500	3,566
Boston Properties LP	5.625%	11/15/20	9,725	10,079
Boston Properties LP	4.125%	5/15/21	4,095	4,208
Boston Properties LP	3.850%	2/1/23	7,248	7,569
Boston Properties LP	3.125%	9/1/23	4,540	4,639
Boston Properties LP	3.800%	2/1/24	4,525	4,737
Boston Properties LP	3.200%	1/15/25	6,375	6,506
Boston Properties LP	3.650%	2/1/26	6,275	6,518
Boston Properties LP	2.750%	10/1/26	7,159	7,031
Brandywine Operating Partnership LP	3.950%	2/15/23	5,430	5,636
Brandywine Operating Partnership LP	3.950%	11/15/27	23,075	23,659
Brixmor Operating Partnership LP	3.875%	8/15/22	6,035	6,218
Brixmor Operating Partnership LP	3.250%	9/15/23	3,925	3,976
Brixmor Operating Partnership LP	3.650%	6/15/24	2,225	2,279
Brixmor Operating Partnership LP	3.850%	2/1/25	15,410	15,865
Brixmor Operating Partnership LP	4.125%	6/15/26	5,765	6,001
Brixmor Operating Partnership LP	3.900%	3/15/27	2,550	2,614
Brixmor Operating Partnership LP	4.125%	5/15/29	2,207	2,283
Camden Property Trust	2.950%	12/15/22	4,900	4,987
Camden Property Trust	4.100%	10/15/28	4,000	4,365
Camden Property Trust	3.150%	7/1/29	2,000	2,028
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,025	3,111
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	12,675	12,474
Corporate Office Properties LP	3.700%	6/15/21	3,725	3,758
Corporate Office Properties LP	3.600%	5/15/23	7,931	8,044
CubeSmart LP	4.375%	12/15/23	7,400	7,838
CubeSmart LP	4.000%	11/15/25	2,265	2,380
CubeSmart LP	3.125%	9/1/26	2,575	2,549
CubeSmart LP	4.375%	2/15/29	2,750	2,923
Digital Realty Trust LP	3.950%	7/1/22	12,000	12,471
Digital Realty Trust LP	3.625%	10/1/22	415	425
Digital Realty Trust LP	2.750%	2/1/23	2,750	2,745
Digital Realty Trust LP	4.750%	10/1/25	5,625	6,156
Digital Realty Trust LP	3.700%	8/15/27	8,030	8,259
Digital Realty Trust LP	4.450%	7/15/28	12,250	13,256
Digital Realty Trust LP	3.600%	7/1/29	21,750	21,956
Duke Realty LP	3.875%	2/15/21	3,050	3,111
Duke Realty LP	4.375%	6/15/22	255	268
Duke Realty LP	3.875%	10/15/22	1,223	1,271
Duke Realty LP	3.625%	4/15/23	748	774
Duke Realty LP	3.750%	12/1/24	2,525	2,644
Duke Realty LP	3.250%	6/30/26	5,684	5,789
Duke Realty LP	3.375%	12/15/27	3,144	3,206
Duke Realty LP	4.000%	9/15/28	2,500	2,667
EPR Properties	5.750%	8/15/22	3,635	3,900
EPR Properties	5.250%	7/15/23	1,575	1,684
EPR Properties	4.500%	4/1/25	7,025	7,337
EPR Properties	4.750%	12/15/26	4,000	4,229
EPR Properties	4.500%	6/1/27	150	156
EPR Properties	4.950%	4/15/28	8,500	9,062
ERP Operating LP	4.750%	7/15/20	3,085	3,141
ERP Operating LP	4.625%	12/15/21	6,936	7,282
ERP Operating LP	3.000%	4/15/23	2,603	2,663

51

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ERP Operating LP	3.375%	6/1/25	870	910
ERP Operating LP	2.850%	11/1/26	5,575	5,631
ERP Operating LP	3.250%	8/1/27	3,000	3,104
ERP Operating LP	3.500%	3/1/28	10,506	11,029
ERP Operating LP	4.150%	12/1/28	1,080	1,192
ERP Operating LP	3.000%	7/1/29	3,300	3,341
ERP Operating LP	4.500%	7/1/44	7,555	8,609
ERP Operating LP	4.500%	6/1/45	850	970
ERP Operating LP	4.000%	8/1/47	3,600	3,876
Essex Portfolio LP	5.200%	3/15/21	5,525	5,739
Essex Portfolio LP	3.250%	5/1/23	3,505	3,576
Essex Portfolio LP	3.500%	4/1/25	10,937	11,260
Essex Portfolio LP	3.375%	4/15/26	6,450	6,563
Essex Portfolio LP	4.000%	3/1/29	4,845	5,145
Essex Portfolio LP	4.500%	3/15/48	7,375	7,955
Federal Realty Investment Trust	2.750%	6/1/23	5,237	5,267
Federal Realty Investment Trust	3.250%	7/15/27	9,100	9,303
Federal Realty Investment Trust	3.200%	6/15/29	4,385	4,423
Federal Realty Investment Trust	4.500%	12/1/44	12,425	13,716
HCP Inc.	3.150%	8/1/22	6,915	7,031
HCP Inc.	4.000%	12/1/22	7,625	7,951
HCP Inc.	4.250%	11/15/23	9,819	10,402
HCP Inc.	4.200%	3/1/24	3,950	4,178
HCP Inc.	3.875%	8/15/24	5,276	5,525
HCP Inc.	3.400%	2/1/25	2,980	3,043
HCP Inc.	4.000%	6/1/25	1,003	1,058
HCP Inc.	3.250%	7/15/26	2,666	2,673
HCP Inc.	3.500%	7/15/29	9,058	9,076
HCP Inc.	6.750%	2/1/41	555	740
Healthcare Realty Trust Inc.	3.750%	4/15/23	7,246	7,432
Healthcare Realty Trust Inc.	3.625%	1/15/28	3,817	3,856
Healthcare Trust of America Holdings LP	3.375%	7/15/21	3,840	3,892
Healthcare Trust of America Holdings LP	2.950%	7/1/22	4,050	4,077
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,500	1,533
Healthcare Trust of America Holdings LP	3.500%	8/1/26	6,500	6,568
Healthcare Trust of America Holdings LP	3.750%	7/1/27	5,500	5,648
Highwoods Realty LP	3.200%	6/15/21	13,850	13,938
Highwoods Realty LP	3.625%	1/15/23	100	102
Highwoods Realty LP	3.875%	3/1/27	6,379	6,540
Highwoods Realty LP	4.125%	3/15/28	2,943	3,065
Highwoods Realty LP	4.200%	4/15/29	4,056	4,232
Hospitality Properties Trust	5.000%	8/15/22	2,430	2,537
Hospitality Properties Trust	4.500%	6/15/23	8,272	8,563
Hospitality Properties Trust	4.650%	3/15/24	3,441	3,539
Hospitality Properties Trust	4.500%	3/15/25	753	750
Hospitality Properties Trust	5.250%	2/15/26	2,740	2,788
Hospitality Properties Trust	4.950%	2/15/27	3,625	3,628
Hospitality Properties Trust	3.950%	1/15/28	4,900	4,563
Hospitality Properties Trust	4.375%	2/15/30	15,565	14,725
Host Hotels & Resorts LP	6.000%	10/1/21	10,693	11,341
Host Hotels & Resorts LP	5.250%	3/15/22	5,190	5,478
Host Hotels & Resorts LP	4.750%	3/1/23	1,427	1,513
Host Hotels & Resorts LP	3.750%	10/15/23	6,250	6,388
Host Hotels & Resorts LP	3.875%	4/1/24	4,600	4,719
Host Hotels & Resorts LP	4.000%	6/15/25	1,300	1,346
Hudson Pacific Properties Inc.	4.650%	4/1/29	1,610	1,723
Hudson Pacific Properties LP	3.950%	11/1/27	3,400	3,468
Kilroy Realty LP	3.800%	1/15/23	3,200	3,301
Kilroy Realty LP	3.450%	12/15/24	5,850	6,015
Kilroy Realty LP	4.375%	10/1/25	4,475	4,782
Kilroy Realty LP	4.750%	12/15/28	6,500	7,162
Kilroy Realty LP	4.250%	8/15/29	1,208	1,284
Kimco Realty Corp.	3.200%	5/1/21	3,740	3,782
Kimco Realty Corp.	3.400%	11/1/22	4,334	4,449

52

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimco Realty Corp.	3.125%	6/1/23	3,300	3,342
Kimco Realty Corp.	2.700%	3/1/24	50	50
Kimco Realty Corp.	3.300%	2/1/25	2,160	2,195
Kimco Realty Corp.	2.800%	10/1/26	4,515	4,423
Kimco Realty Corp.	3.800%	4/1/27	5,100	5,324
Kimco Realty Corp.	4.125%	12/1/46	485	479
Kimco Realty Corp.	4.450%	9/1/47	5,070	5,282
Kite Realty Group LP	4.000%	10/1/26	10,700	10,354
Liberty Property LP	4.750%	10/1/20	1,080	1,104
Liberty Property LP	3.375%	6/15/23	1,250	1,283
Liberty Property LP	4.400%	2/15/24	10,880	11,635
Liberty Property LP	3.750%	4/1/25	6,400	6,635
Liberty Property LP	3.250%	10/1/26	1,875	1,879
Liberty Property LP	4.375%	2/1/29	900	977
Life Storage LP	3.875%	12/15/27	1,000	1,019
Life Storage LP	4.000%	6/15/29	2,000	2,052
Life Storage LP	3.500%	7/1/26	18,900	18,799
Mid-America Apartments LP	4.300%	10/15/23	10,324	10,977
Mid-America Apartments LP	3.750%	6/15/24	4,405	4,551
Mid-America Apartments LP	3.600%	6/1/27	8,400	8,653
Mid-America Apartments LP	3.950%	3/15/29	330	348
National Retail Properties Inc.	3.800%	10/15/22	3,400	3,520
National Retail Properties Inc.	3.300%	4/15/23	2,999	3,060
National Retail Properties Inc.	3.900%	6/15/24	3,875	4,048
National Retail Properties Inc.	3.600%	12/15/26	2,425	2,497
National Retail Properties Inc.	3.500%	10/15/27	13,000	13,246
National Retail Properties Inc.	4.300%	10/15/28	2,650	2,870
National Retail Properties Inc.	4.800%	10/15/48	2,550	2,898
Office Properties Income Trust	4.000%	7/15/22	5,000	5,045
Omega Healthcare Investors Inc.	4.375%	8/1/23	22,715	23,624
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,300	4,553
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,150	3,276
Omega Healthcare Investors Inc.	5.250%	1/15/26	7,885	8,555
Omega Healthcare Investors Inc.	4.500%	4/1/27	16,300	16,993
Omega Healthcare Investors Inc.	4.750%	1/15/28	5,825	6,160
Physicians Realty LP	4.300%	3/15/27	5,105	5,268
Physicians Realty LP	3.950%	1/15/28	5,750	5,772
Piedmont Operating Partnership LP	3.400%	6/1/23	4,507	4,521
Piedmont Operating Partnership LP	4.450%	3/15/24	7,025	7,338
Prologis LP	4.250%	8/15/23	5,635	6,013
Prologis LP	3.875%	9/15/28	3,025	3,273
Prologis LP	4.375%	9/15/48	4,400	5,026
Public Storage	2.370%	9/15/22	5,398	5,421
Public Storage	3.094%	9/15/27	4,550	4,648
Public Storage	3.385%	5/1/29	7,700	8,053
Realty Income Corp.	3.250%	10/15/22	6,600	6,767
Realty Income Corp.	3.875%	7/15/24	3,700	3,918
Realty Income Corp.	3.875%	4/15/25	8,505	9,024
Realty Income Corp.	4.125%	10/15/26	14,963	16,182
Realty Income Corp.	3.000%	1/15/27	5,011	5,042
Realty Income Corp.	3.650%	1/15/28	6,468	6,774
Realty Income Corp.	3.250%	6/15/29	6,000	6,088
Realty Income Corp.	4.650%	3/15/47	10,640	12,352
Regency Centers Corp.	3.750%	11/15/22	1,850	1,917
Regency Centers LP	3.600%	2/1/27	3,650	3,778
Regency Centers LP	4.125%	3/15/28	3,450	3,691
Regency Centers LP	4.400%	2/1/47	5,750	6,187
Regency Centers LP	4.650%	3/15/49	4,310	4,758
Sabra Health Care LP	5.125%	8/15/26	938	976
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,300	1,338
Select Income REIT	4.150%	2/1/22	4,050	4,112
Select Income REIT	4.250%	5/15/24	375	375
Select Income REIT	4.500%	2/1/25	9,900	9,930
Simon Property Group LP	2.500%	9/1/20	1,100	1,101

53

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Simon Property Group LP	4.375%	3/1/21	9,089	9,361
Simon Property Group LP	2.500%	7/15/21	6,915	6,950
Simon Property Group LP	4.125%	12/1/21	6,983	7,247
Simon Property Group LP	2.350%	1/30/22	6,450	6,456
Simon Property Group LP	3.375%	3/15/22	2,825	2,896
Simon Property Group LP	2.625%	6/15/22	8,000	8,062
Simon Property Group LP	2.750%	2/1/23	6,735	6,805
Simon Property Group LP	2.750%	6/1/23	9,560	9,685
Simon Property Group LP	3.750%	2/1/24	6,114	6,433
Simon Property Group LP	3.375%	10/1/24	1,147	1,193
Simon Property Group LP	3.500%	9/1/25	3,640	3,811
Simon Property Group LP	3.300%	1/15/26	10,324	10,626
Simon Property Group LP	3.250%	11/30/26	4,925	5,073
Simon Property Group LP	3.375%	6/15/27	14,355	14,901
Simon Property Group LP	3.375%	12/1/27	9,175	9,521
Simon Property Group LP	6.750%	2/1/40	11,793	16,846
Simon Property Group LP	4.750%	3/15/42	1,671	1,943
Simon Property Group LP	4.250%	10/1/44	160	176
Simon Property Group LP	4.250%	11/30/46	7,750	8,501
SITE Centers Corp.	4.625%	7/15/22	2,977	3,097
SITE Centers Corp.	3.900%	8/15/24	1,000	1,012
SITE Centers Corp.	3.625%	2/1/25	6,342	6,418
SITE Centers Corp.	4.250%	2/1/26	2,940	3,078
SITE Centers Corp.	4.700%	6/1/27	14,840	15,884
SL Green Operating Partnership LP	3.250%	10/15/22	4,400	4,457
SL Green Realty Corp.	4.500%	12/1/22	300	315
Spirit Realty LP	4.450%	9/15/26	95	99
Spirit Realty LP	4.000%	7/15/29	3,400	3,440
STORE Capital Corp.	4.500%	3/15/28	4,800	5,059
STORE Capital Corp.	4.625%	3/15/29	3,850	4,103
Tanger Properties LP	3.750%	12/1/24	1,325	1,339
Tanger Properties LP	3.125%	9/1/26	6,100	5,793
Tanger Properties LP	3.875%	7/15/27	3,300	3,288
UDR Inc.	3.700%	10/1/20	6,975	7,072
UDR Inc.	4.625%	1/10/22	11,795	12,344
UDR Inc.	2.950%	9/1/26	8,800	8,723
UDR Inc.	3.500%	7/1/27	3,150	3,235
UDR Inc.	3.500%	1/15/28	6,645	6,769
Ventas Realty LP	3.100%	1/15/23	7,814	7,954
Ventas Realty LP	3.125%	6/15/23	7,655	7,803
Ventas Realty LP	3.500%	4/15/24	3,125	3,241
Ventas Realty LP	3.750%	5/1/24	2,300	2,388
Ventas Realty LP	2.650%	1/15/25	4,500	4,478
Ventas Realty LP	3.500%	2/1/25	3,225	3,320
Ventas Realty LP	4.125%	1/15/26	1,015	1,073
Ventas Realty LP	3.250%	10/15/26	1,000	1,003
Ventas Realty LP	3.850%	4/1/27	3,875	4,034
Ventas Realty LP	4.000%	3/1/28	13,500	14,189
Ventas Realty LP	4.400%	1/15/29	5,275	5,712
Ventas Realty LP	5.700%	9/30/43	3,600	4,363
Ventas Realty LP	4.375%	2/1/45	5,030	5,147
Ventas Realty LP	4.875%	4/15/49	2,375	2,596
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,692	1,763
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	10,678	10,910
VEREIT Operating Partnership LP	4.125%	6/1/21	4,325	4,438
VEREIT Operating Partnership LP	4.600%	2/6/24	5,725	6,066
VEREIT Operating Partnership LP	4.625%	11/1/25	4,800	5,133
VEREIT Operating Partnership LP	4.875%	6/1/26	4,520	4,891
VEREIT Operating Partnership LP	3.950%	8/15/27	15,430	15,898
Vornado Realty LP	3.500%	1/15/25	5,050	5,179
Washington REIT	4.950%	10/1/20	825	838
Washington REIT	3.950%	10/15/22	2,200	2,277
Weingarten Realty Investors	3.375%	10/15/22	1,275	1,295
Weingarten Realty Investors	3.500%	4/15/23	5,250	5,344

54

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Weingarten Realty Investors	4.450%	1/15/24	1,175	1,236
	Weingarten Realty Investors	3.850%	6/1/25	600	615
	Welltower Inc.	4.950%	1/15/21	7,680	7,920
	Welltower Inc.	5.250%	1/15/22	8,376	8,913
	Welltower Inc.	3.750%	3/15/23	7,190	7,473
	Welltower Inc.	3.950%	9/1/23	5,575	5,857
	Welltower Inc.	4.500%	1/15/24	125	133
	Welltower Inc.	3.625%	3/15/24	5,000	5,197
	Welltower Inc.	4.000%	6/1/25	11,697	12,368
	Welltower Inc.	4.250%	4/1/26	7,224	7,687
	Welltower Inc.	4.250%	4/15/28	1,300	1,387
	Welltower Inc.	4.125%	3/15/29	13,450	14,264
	Welltower Inc.	6.500%	3/15/41	5,157	6,528
	Welltower Inc.	5.125%	3/15/43	1,260	1,397
	Welltower Inc.	4.950%	9/1/48	5,425	6,032
	WP Carey Inc.	4.600%	4/1/24	8,701	9,184
	WP Carey Inc.	4.000%	2/1/25	1,800	1,859
	WP Carey Inc.	4.250%	10/1/26	3,500	3,645
	WP Carey Inc.	3.850%	7/15/29	3,000	3,038
					19,398,841

Industrial (16.2%)
	Basic Industry (0.8%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	4,525	4,604
	Air Products & Chemicals Inc.	2.750%	2/3/23	7,144	7,258
	Air Products & Chemicals Inc.	3.350%	7/31/24	9,900	10,342
	Airgas Inc.	3.650%	7/15/24	9,125	9,568
	Albemarle Corp.	4.150%	12/1/24	5,285	5,575
	Albemarle Corp.	5.450%	12/1/44	7,160	7,644
	ArcelorMittal	5.250%	8/5/20	170	174
	ArcelorMittal	6.125%	6/1/25	3,175	3,592
	ArcelorMittal	4.550%	3/11/26	30,000	31,575
	ArcelorMittal	7.000%	10/15/39	6,160	7,307
	Barrick Gold Corp.	6.450%	10/15/35	2,275	2,776
	Barrick Gold Corp.	5.250%	4/1/42	8,997	10,525
	Barrick North America Finance LLC	5.700%	5/30/41	13,197	15,770
	Barrick North America Finance LLC	5.750%	5/1/43	10,244	12,754
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	18,123	22,240
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	10,708	10,881
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	2,396	2,547
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	11,841	13,021
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	26,868	33,341
	Braskem Finance Ltd.	6.450%	2/3/24	1,110	1,224
	Cabot Corp.	3.700%	7/15/22	1,765	1,801
	Cabot Corp.	4.000%	7/1/29	3,535	3,583
	Celanese US Holdings LLC	4.625%	11/15/22	490	518
	Celanese US Holdings LLC	3.500%	5/8/24	1,550	1,590
	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	9,928	10,299
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	1,525	1,601
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	12,000	12,212
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	11,650	12,389
	Domtar Corp.	6.750%	2/15/44	4,900	5,286
	Dow Chemical Co.	4.125%	11/15/21	4,454	4,607
	Dow Chemical Co.	3.000%	11/15/22	30,134	30,527
[7]	Dow Chemical Co.	3.150%	5/15/24	6,770	6,899
	Dow Chemical Co.	3.500%	10/1/24	5,466	5,658
[7]	Dow Chemical Co.	4.550%	11/30/25	12,625	13,748
[7]	Dow Chemical Co.	3.625%	5/15/26	4,000	4,130
[7]	Dow Chemical Co.	4.800%	11/30/28	3,300	3,696
	Dow Chemical Co.	7.375%	11/1/29	4,124	5,424
	Dow Chemical Co.	4.250%	10/1/34	8,521	8,844
	Dow Chemical Co.	9.400%	5/15/39	13,614	21,612
	Dow Chemical Co.	5.250%	11/15/41	9,213	10,202
	Dow Chemical Co.	4.375%	11/15/42	9,589	9,656

55

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dow Chemical Co.	4.625%	10/1/44	2,115	2,196
[7]	Dow Chemical Co.	5.550%	11/30/48	12,100	14,305
[7]	Dow Chemical Co.	4.800%	5/15/49	7,445	8,020
	DuPont de Nemours Inc.	3.766%	11/15/20	15,610	15,907
	DuPont de Nemours Inc.	4.205%	11/15/23	31,579	33,766
	DuPont de Nemours Inc.	4.493%	11/15/25	21,205	23,462
	DuPont de Nemours Inc.	4.725%	11/15/28	24,125	27,176
	DuPont de Nemours Inc.	5.319%	11/15/38	18,250	21,330
	DuPont de Nemours Inc.	5.419%	11/15/48	28,705	34,829
	Eastman Chemical Co.	4.500%	1/15/21	53	54
	Eastman Chemical Co.	3.500%	12/1/21	7,250	7,417
	Eastman Chemical Co.	3.600%	8/15/22	6,863	7,042
	Eastman Chemical Co.	3.800%	3/15/25	2,824	2,941
	Eastman Chemical Co.	4.800%	9/1/42	7,289	7,650
	Eastman Chemical Co.	4.650%	10/15/44	5,100	5,247
	Ecolab Inc.	4.350%	12/8/21	3,741	3,926
	Ecolab Inc.	2.375%	8/10/22	11,795	11,800
	Ecolab Inc.	3.250%	1/14/23	4,815	4,928
	Ecolab Inc.	2.700%	11/1/26	7,076	7,128
	Ecolab Inc.	3.250%	12/1/27	6,250	6,508
	Ecolab Inc.	5.500%	12/8/41	1,833	2,330
	Ecolab Inc.	3.950%	12/1/47	11,565	12,405
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	9,440	10,018
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	5,945	5,989
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	5,850	6,267
	FMC Corp.	3.950%	2/1/22	1,795	1,848
	FMC Corp.	4.100%	2/1/24	11,210	11,600
	Georgia-Pacific LLC	8.000%	1/15/24	6,204	7,654
	Georgia-Pacific LLC	7.375%	12/1/25	5,750	7,309
	Georgia-Pacific LLC	7.750%	11/15/29	3,268	4,613
	Georgia-Pacific LLC	8.875%	5/15/31	4,665	7,221
	Huntsman International LLC	5.125%	11/15/22	1,000	1,057
	Huntsman International LLC	4.500%	5/1/29	5,500	5,664
	International Flavors & Fragrances Inc.	3.200%	5/1/23	2,160	2,192
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,500	2,726
	International Flavors & Fragrances Inc.	4.375%	6/1/47	4,800	4,846
	International Flavors & Fragrances Inc.	5.000%	9/26/48	5,100	5,626
	International Paper Co.	7.500%	8/15/21	9,035	9,985
	International Paper Co.	4.750%	2/15/22	287	303
	International Paper Co.	3.650%	6/15/24	12,948	13,520
	International Paper Co.	3.800%	1/15/26	1,700	1,776
	International Paper Co.	3.000%	2/15/27	18,324	18,140
	International Paper Co.	5.000%	9/15/35	4,660	5,123
	International Paper Co.	7.300%	11/15/39	5,060	6,586
	International Paper Co.	6.000%	11/15/41	2,110	2,462
	International Paper Co.	4.800%	6/15/44	17,621	18,018
	International Paper Co.	5.150%	5/15/46	13,397	14,310
	International Paper Co.	4.400%	8/15/47	15,384	14,909
	International Paper Co.	4.350%	8/15/48	11,140	10,857
	Kinross Gold Corp.	5.125%	9/1/21	515	533
	Kinross Gold Corp.	5.950%	3/15/24	4,057	4,432
	Lubrizol Corp.	6.500%	10/1/34	5,350	7,378
	LYB International Finance BV	4.000%	7/15/23	3,849	4,050
	LYB International Finance BV	5.250%	7/15/43	2,237	2,470
	LYB International Finance BV	4.875%	3/15/44	14,205	15,115
	LYB International Finance II BV	3.500%	3/2/27	11,120	11,304
	LyondellBasell Industries NV	6.000%	11/15/21	19,200	20,489
	LyondellBasell Industries NV	5.750%	4/15/24	7,580	8,518
	LyondellBasell Industries NV	4.625%	2/26/55	12,512	12,468
	Meadwestvaco Corp.	7.950%	2/15/31	5,193	6,990
	Methanex Corp.	4.250%	12/1/24	365	366
	Methanex Corp.	5.650%	12/1/44	4,110	3,968
	Mosaic Co.	3.750%	11/15/21	6,115	6,261
	Mosaic Co.	3.250%	11/15/22	10,190	10,394

56

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic Co.	4.250%	11/15/23	16,832	17,825
	Mosaic Co.	4.050%	11/15/27	11,250	11,598
	Mosaic Co.	5.450%	11/15/33	3,802	4,301
	Mosaic Co.	4.875%	11/15/41	2,468	2,431
	Mosaic Co.	5.625%	11/15/43	871	957
7	Newmont Goldcorp Corp.	3.625%	6/9/21	2,465	2,507
	Newmont Goldcorp Corp.	3.500%	3/15/22	716	733
7	Newmont Goldcorp Corp.	3.700%	3/15/23	10,810	11,184
	Newmont Goldcorp Corp.	5.875%	4/1/35	1,755	2,101
	Newmont Goldcorp Corp.	6.250%	10/1/39	11,568	14,752
	Newmont Goldcorp Corp.	4.875%	3/15/42	8,958	9,970
7	Newmont Goldcorp Corp.	5.450%	6/9/44	7,725	9,278
	Nucor Corp.	4.125%	9/15/22	202	212
	Nucor Corp.	4.000%	8/1/23	10,845	11,475
	Nucor Corp.	6.400%	12/1/37	10,358	13,642
	Nucor Corp.	5.200%	8/1/43	13,750	16,169
	Nucor Corp.	4.400%	5/1/48	6,950	7,505
	Nutrien Ltd.	3.150%	10/1/22	3,571	3,624
	Nutrien Ltd.	3.500%	6/1/23	15,735	16,125
	Nutrien Ltd.	3.625%	3/15/24	5,525	5,718
	Nutrien Ltd.	3.375%	3/15/25	7,125	7,288
	Nutrien Ltd.	3.000%	4/1/25	9,096	9,120
	Nutrien Ltd.	4.000%	12/15/26	5,100	5,321
	Nutrien Ltd.	4.200%	4/1/29	3,625	3,912
	Nutrien Ltd.	4.125%	3/15/35	6,550	6,460
	Nutrien Ltd.	5.875%	12/1/36	825	958
	Nutrien Ltd.	5.625%	12/1/40	4,663	5,341
	Nutrien Ltd.	6.125%	1/15/41	7,281	8,851
	Nutrien Ltd.	4.900%	6/1/43	5,075	5,499
	Nutrien Ltd.	5.250%	1/15/45	21,967	24,759
	Nutrien Ltd.	5.000%	4/1/49	6,870	7,779
	Packaging Corp. of America	3.900%	6/15/22	6,115	6,340
	Packaging Corp. of America	4.500%	11/1/23	18,907	20,220
	Packaging Corp. of America	3.650%	9/15/24	4,882	5,050
	Packaging Corp. of America	3.400%	12/15/27	4,250	4,296
	PPG Industries Inc.	3.600%	11/15/20	4,950	5,027
	PPG Industries Inc.	3.200%	3/15/23	167	171
	Praxair Inc.	2.250%	9/24/20	2,125	2,128
	Praxair Inc.	3.000%	9/1/21	5,795	5,900
	Praxair Inc.	2.450%	2/15/22	20,865	21,030
	Praxair Inc.	2.200%	8/15/22	5,769	5,781
	Praxair Inc.	2.700%	2/21/23	2,200	2,229
	Praxair Inc.	2.650%	2/5/25	4,925	5,006
	Praxair Inc.	3.200%	1/30/26	4,850	5,068
	Praxair Inc.	3.550%	11/7/42	2,200	2,234
	Rayonier Inc.	3.750%	4/1/22	2,875	2,918
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,370	5,623
	Rio Tinto Alcan Inc.	5.750%	6/1/35	9,224	11,376
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	12,765	13,674
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	7,409	9,877
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	13,216	16,379
	Rio Tinto Finance USA plc	4.750%	3/22/42	6,518	7,702
	Rio Tinto Finance USA plc	4.125%	8/21/42	9,425	10,490
	Rohm & Haas Co.	7.850%	7/15/29	3,815	5,084
	RPM International Inc.	3.450%	11/15/22	4,560	4,634
	RPM International Inc.	3.750%	3/15/27	4,975	5,012
	RPM International Inc.	4.550%	3/1/29	3,100	3,265
	RPM International Inc.	5.250%	6/1/45	3,792	3,963
	RPM International Inc.	4.250%	1/15/48	8,200	7,462
	Sasol Financing International Ltd.	4.500%	11/14/22	11,200	11,525
	SASOL Financing USA LLC	5.875%	3/27/24	16,375	17,685
	SASOL Financing USA LLC	6.500%	9/27/28	8,200	9,184
	Sherwin-Williams Co.	4.200%	1/15/22	925	961
	Sherwin-Williams Co.	2.750%	6/1/22	8,292	8,364

57

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sherwin-Williams Co.	3.125%	6/1/24	8,004	8,178
	Sherwin-Williams Co.	3.450%	8/1/25	9,494	9,794
	Sherwin-Williams Co.	3.950%	1/15/26	8,650	9,064
	Sherwin-Williams Co.	3.450%	6/1/27	25,535	26,148
	Sherwin-Williams Co.	4.000%	12/15/42	2,100	2,030
	Sherwin-Williams Co.	4.550%	8/1/45	2,934	3,053
	Sherwin-Williams Co.	4.500%	6/1/47	3,630	3,865
	Southern Copper Corp.	3.500%	11/8/22	8,080	8,221
	Southern Copper Corp.	3.875%	4/23/25	1,233	1,275
	Southern Copper Corp.	7.500%	7/27/35	5,269	6,895
	Southern Copper Corp.	6.750%	4/16/40	2,362	2,965
	Southern Copper Corp.	5.250%	11/8/42	16,380	17,931
	Southern Copper Corp.	5.875%	4/23/45	32,515	38,301
7	Suzano Austria GmbH	6.000%	1/15/29	25,000	27,219
7	Suzano Austria GmbH	5.000%	1/15/30	8,350	8,440
	Teck Resources Ltd.	6.125%	10/1/35	6,275	7,153
	Teck Resources Ltd.	6.000%	8/15/40	3,170	3,416
	Teck Resources Ltd.	6.250%	7/15/41	12,460	13,831
	Vale Canada Ltd.	7.200%	9/15/32	1,475	1,676
	Vale Overseas Ltd.	4.375%	1/11/22	16,567	17,064
	Vale Overseas Ltd.	6.250%	8/10/26	13,550	15,379
	Vale Overseas Ltd.	8.250%	1/17/34	2,712	3,532
	Vale Overseas Ltd.	6.875%	11/21/36	25,071	30,054
	Vale Overseas Ltd.	6.875%	11/10/39	14,344	17,231
	Vale SA	5.625%	9/11/42	8,178	8,781
	Westlake Chemical Corp.	3.600%	8/15/26	20,645	20,963
	Westlake Chemical Corp.	5.000%	8/15/46	15,063	15,495
	Westrock MWV LLC	8.200%	1/15/30	5,073	6,897
	WestRock RKT Co.	4.900%	3/1/22	3,640	3,849
	Weyerhaeuser Co.	4.700%	3/15/21	3,605	3,717
	Weyerhaeuser Co.	3.250%	3/15/23	150	154
	Weyerhaeuser Co.	4.625%	9/15/23	5,550	5,961
	Weyerhaeuser Co.	8.500%	1/15/25	2,400	3,091
	Weyerhaeuser Co.	4.000%	11/15/29	10,000	10,632
	Weyerhaeuser Co.	7.375%	3/15/32	8,468	11,830
	Weyerhaeuser Co.	6.875%	12/15/33	3,275	4,268
	WRKCo Inc.	3.000%	9/15/24	4,000	4,032
	WRKCo Inc.	3.750%	3/15/25	8,600	8,934
	WRKCo Inc.	4.650%	3/15/26	3,050	3,311
	WRKCo Inc.	3.375%	9/15/27	4,575	4,580
	WRKCo Inc.	4.000%	3/15/28	8,700	8,979
	WRKCo Inc.	3.900%	6/1/28	3,000	3,072
	WRKCo Inc.	4.900%	3/15/29	8,285	9,030
	WRKCO Inc.	4.200%	6/1/32	3,000	3,094
	Yamana Gold Inc.	4.950%	7/15/24	2,105	2,216
	Yamana Gold Inc.	4.625%	12/15/27	5,700	5,827

	Capital Goods (1.4%)
	3M Co.	2.000%	8/7/20	5,215	5,211
	3M Co.	1.625%	9/19/21	2,500	2,473
	3M Co.	2.750%	3/1/22	6,875	6,981
	3M Co.	2.000%	6/26/22	1,500	1,495
	3M Co.	2.250%	3/15/23	1,450	1,449
	3M Co.	3.250%	2/14/24	4,275	4,464
	3M Co.	3.000%	8/7/25	6,050	6,227
	3M Co.	2.250%	9/19/26	9,545	9,319
	3M Co.	2.875%	10/15/27	10,610	10,809
	3M Co.	3.375%	3/1/29	10,400	10,952
	3M Co.	3.875%	6/15/44	1,000	1,045
	3M Co.	3.125%	9/19/46	6,030	5,534
	3M Co.	3.625%	10/15/47	7,175	7,198
	3M Co.	4.000%	9/14/48	13,950	15,056
	ABB Finance USA Inc.	2.875%	5/8/22	3,668	3,724
	ABB Finance USA Inc.	3.375%	4/3/23	780	807

58

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ABB Finance USA Inc.	3.800%	4/3/28	5,435	5,864
	ABB Finance USA Inc.	4.375%	5/8/42	8,858	10,107
	Allegion US Holding Co. Inc.	3.200%	10/1/24	1,100	1,110
	Allegion US Holding Co. Inc.	3.550%	10/1/27	5,119	5,017
	Avery Dennison Corp.	4.875%	12/6/28	1,550	1,715
7	Bemis Co. Inc.	3.100%	9/15/26	3,803	3,670
	Boeing Co.	1.650%	10/30/20	1,830	1,814
	Boeing Co.	8.750%	8/15/21	1,285	1,454
	Boeing Co.	2.350%	10/30/21	8,695	8,717
	Boeing Co.	2.125%	3/1/22	4,012	3,996
	Boeing Co.	2.700%	5/1/22	5,450	5,543
	Boeing Co.	2.800%	3/1/23	7,820	7,938
	Boeing Co.	1.875%	6/15/23	5,910	5,794
	Boeing Co.	2.800%	3/1/24	1,725	1,750
	Boeing Co.	2.850%	10/30/24	4,983	5,076
	Boeing Co.	2.500%	3/1/25	2,831	2,811
	Boeing Co.	7.250%	6/15/25	675	842
	Boeing Co.	2.600%	10/30/25	3,050	3,053
	Boeing Co.	3.100%	5/1/26	6,750	6,953
	Boeing Co.	2.250%	6/15/26	1,354	1,319
	Boeing Co.	2.800%	3/1/27	3,250	3,268
	Boeing Co.	3.250%	3/1/28	3,405	3,539
	Boeing Co.	3.450%	11/1/28	3,800	3,969
	Boeing Co.	3.200%	3/1/29	10,375	10,732
	Boeing Co.	6.125%	2/15/33	4,567	6,010
	Boeing Co.	3.600%	5/1/34	9,300	9,695
	Boeing Co.	6.625%	2/15/38	2,905	4,049
	Boeing Co.	3.550%	3/1/38	3,715	3,749
	Boeing Co.	3.500%	3/1/39	4,400	4,408
	Boeing Co.	6.875%	3/15/39	9,278	13,380
	Boeing Co.	5.875%	2/15/40	4,262	5,579
	Boeing Co.	3.375%	6/15/46	8,764	8,090
	Boeing Co.	3.650%	3/1/47	3,300	3,326
	Boeing Co.	3.625%	3/1/48	4,025	4,002
	Boeing Co.	3.850%	11/1/48	3,466	3,591
	Boeing Co.	3.900%	5/1/49	6,800	7,123
	Boeing Co.	3.825%	3/1/59	4,075	4,123
	Carlisle Cos. Inc.	3.750%	11/15/22	3,380	3,473
	Carlisle Cos. Inc.	3.500%	12/1/24	1,700	1,735
	Carlisle Cos. Inc.	3.750%	12/1/27	4,025	4,120
	Caterpillar Financial Services Corp.	1.850%	9/4/20	16,070	16,012
	Caterpillar Financial Services Corp.	2.500%	11/13/20	2,950	2,959
	Caterpillar Financial Services Corp.	2.900%	3/15/21	5,170	5,231
	Caterpillar Financial Services Corp.	2.650%	5/17/21	4,815	4,857
	Caterpillar Financial Services Corp.	1.700%	8/9/21	22,996	22,747
	Caterpillar Financial Services Corp.	2.750%	8/20/21	3,400	3,428
	Caterpillar Financial Services Corp.	3.150%	9/7/21	13,401	13,658
	Caterpillar Financial Services Corp.	1.931%	10/1/21	3,937	3,908
	Caterpillar Financial Services Corp.	2.950%	2/26/22	9,095	9,284
	Caterpillar Financial Services Corp.	2.850%	6/1/22	1,659	1,690
	Caterpillar Financial Services Corp.	2.400%	6/6/22	8,350	8,420
	Caterpillar Financial Services Corp.	2.550%	11/29/22	8,385	8,479
	Caterpillar Financial Services Corp.	3.450%	5/15/23	6,260	6,526
	Caterpillar Financial Services Corp.	3.750%	11/24/23	8,350	8,832
	Caterpillar Financial Services Corp.	3.650%	12/7/23	3,792	3,998
	Caterpillar Financial Services Corp.	2.850%	5/17/24	5,040	5,143
	Caterpillar Financial Services Corp.	3.300%	6/9/24	5,050	5,266
	Caterpillar Financial Services Corp.	3.250%	12/1/24	11,412	11,886
	Caterpillar Financial Services Corp.	2.400%	8/9/26	5,850	5,727
	Caterpillar Inc.	3.900%	5/27/21	12,386	12,780
	Caterpillar Inc.	2.600%	6/26/22	10,100	10,223
	Caterpillar Inc.	3.400%	5/15/24	12,091	12,678
	Caterpillar Inc.	5.300%	9/15/35	3,000	3,665
	Caterpillar Inc.	6.050%	8/15/36	9,427	12,409

59

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Inc.	5.200%	5/27/41	7,910	9,956
	Caterpillar Inc.	3.803%	8/15/42	25,813	27,526
	Caterpillar Inc.	4.300%	5/15/44	3,535	3,993
	Caterpillar Inc.	4.750%	5/15/64	3,675	4,327
	CNH Industrial Capital LLC	4.375%	11/6/20	7,135	7,281
	CNH Industrial Capital LLC	4.875%	4/1/21	750	774
	CNH Industrial Capital LLC	3.875%	10/15/21	2,450	2,502
	CNH Industrial Capital LLC	4.375%	4/5/22	5,250	5,427
	CNH Industrial Capital LLC	4.200%	1/15/24	25,690	26,838
	CNH Industrial NV	4.500%	8/15/23	1,565	1,642
	CNH Industrial NV	3.850%	11/15/27	7,365	7,335
	Crane Co.	4.450%	12/15/23	6,450	6,844
	Crane Co.	4.200%	3/15/48	7,000	6,847
	CRH America Inc.	5.750%	1/15/21	2,975	3,090
	Deere & Co.	2.600%	6/8/22	34,398	34,770
	Deere & Co.	5.375%	10/16/29	9,962	12,133
	Deere & Co.	7.125%	3/3/31	325	458
	Deere & Co.	3.900%	6/9/42	6,695	7,365
	Dover Corp.	4.300%	3/1/21	150	154
	Dover Corp.	3.150%	11/15/25	7,640	7,777
	Dover Corp.	5.375%	10/15/35	2,700	3,164
	Dover Corp.	6.600%	3/15/38	3,115	4,098
	Dover Corp.	5.375%	3/1/41	4,109	4,828
	Eagle Materials Inc.	4.500%	8/1/26	3,650	3,743
	Eaton Corp.	2.750%	11/2/22	15,104	15,273
	Eaton Corp.	3.103%	9/15/27	12,295	12,467
	Eaton Corp.	4.000%	11/2/32	7,779	8,599
	Eaton Corp.	4.150%	11/2/42	2,087	2,194
	Eaton Corp.	3.915%	9/15/47	4,975	5,040
	Embraer Netherlands Finance BV	5.050%	6/15/25	9,055	9,765
	Embraer Netherlands Finance BV	5.400%	2/1/27	11,295	12,525
7	Embraer Overseas Ltd.	5.696%	9/16/23	8,630	9,437
	Embraer SA	5.150%	6/15/22	1,200	1,266
	Emerson Electric Co.	4.250%	11/15/20	745	766
	Emerson Electric Co.	2.625%	12/1/21	16,650	16,828
	Emerson Electric Co.	2.625%	2/15/23	3,200	3,264
	Emerson Electric Co.	3.150%	6/1/25	4,150	4,301
	FLIR Systems Inc.	3.125%	6/15/21	1,590	1,602
	Flowserve Corp.	3.500%	9/15/22	16,830	16,976
	Flowserve Corp.	4.000%	11/15/23	4,225	4,297
	Fortive Corp.	2.350%	6/15/21	9,845	9,812
	Fortive Corp.	3.150%	6/15/26	6,179	6,173
	Fortive Corp.	4.300%	6/15/46	7,100	7,144
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	12,373	13,010
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	8,825	9,252
	General Dynamics Corp.	3.000%	5/11/21	5,925	6,022
	General Dynamics Corp.	3.875%	7/15/21	4,019	4,143
	General Dynamics Corp.	2.250%	11/15/22	8,165	8,194
	General Dynamics Corp.	3.375%	5/15/23	19,455	20,316
	General Dynamics Corp.	1.875%	8/15/23	23,390	23,038
	General Dynamics Corp.	2.375%	11/15/24	8,650	8,680
	General Dynamics Corp.	3.500%	5/15/25	13,460	14,311
	General Dynamics Corp.	2.125%	8/15/26	3,900	3,784
	General Dynamics Corp.	2.625%	11/15/27	11,629	11,650
	General Dynamics Corp.	3.750%	5/15/28	14,615	15,893
	General Dynamics Corp.	3.600%	11/15/42	3,968	4,169
	General Electric Co.	4.375%	9/16/20	18,783	19,202
	General Electric Co.	4.625%	1/7/21	15,664	16,108
	General Electric Co.	5.300%	2/11/21	18,728	19,429
	General Electric Co.	4.650%	10/17/21	15,410	16,052
	General Electric Co.	3.150%	9/7/22	4,507	4,561
	General Electric Co.	2.700%	10/9/22	13,078	13,047
	General Electric Co.	3.100%	1/9/23	11,145	11,254
	General Electric Co.	3.375%	3/11/24	21,296	21,770

60

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Electric Co.	3.450%	5/15/24	5,675	5,791
General Electric Co.	6.750%	3/15/32	30,702	37,753
General Electric Co.	7.500%	8/21/35	100	126
General Electric Co.	6.150%	8/7/37	10,048	11,669
General Electric Co.	5.875%	1/14/38	34,003	38,479
General Electric Co.	6.875%	1/10/39	23,699	29,678
General Electric Co.	4.125%	10/9/42	24,649	22,672
General Electric Co.	4.500%	3/11/44	24,261	23,404
Hexcel Corp.	4.700%	8/15/25	1,400	1,494
Honeywell International Inc.	4.250%	3/1/21	8,075	8,351
Honeywell International Inc.	1.850%	11/1/21	20,100	19,957
Honeywell International Inc.	3.350%	12/1/23	5,160	5,374
Honeywell International Inc.	2.500%	11/1/26	8,885	8,869
Honeywell International Inc.	5.700%	3/15/36	5,274	6,796
Honeywell International Inc.	5.700%	3/15/37	9,196	11,982
Honeywell International Inc.	5.375%	3/1/41	6,350	8,043
Honeywell International Inc.	3.812%	11/21/47	625	668
Hubbell Inc.	3.350%	3/1/26	4,851	4,846
Hubbell Inc.	3.150%	8/15/27	3,200	3,151
Hubbell Inc.	3.500%	2/15/28	12,120	12,223
Huntington Ingalls Industries Inc.	3.483%	12/1/27	12,811	13,003
Illinois Tool Works Inc.	3.375%	9/15/21	265	272
Illinois Tool Works Inc.	3.500%	3/1/24	2,602	2,739
Illinois Tool Works Inc.	2.650%	11/15/26	12,465	12,560
Illinois Tool Works Inc.	4.875%	9/15/41	4,670	5,637
Illinois Tool Works Inc.	3.900%	9/1/42	18,634	20,483
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	2,519	2,534
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	9,300	9,894
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	5,100	6,295
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	1,300	1,345
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	7,960	8,277
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	4,325	4,458
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	13,150	13,751
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	3,245	3,487
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	5,200	5,583
John Deere Capital Corp.	2.375%	7/14/20	1,225	1,228
John Deere Capital Corp.	2.450%	9/11/20	4,300	4,312
John Deere Capital Corp.	2.350%	1/8/21	2,100	2,106
John Deere Capital Corp.	2.550%	1/8/21	300	302
John Deere Capital Corp.	2.800%	3/4/21	6,800	6,867
John Deere Capital Corp.	2.875%	3/12/21	5,455	5,516
John Deere Capital Corp.	3.900%	7/12/21	5,953	6,149
John Deere Capital Corp.	3.125%	9/10/21	8,571	8,733
John Deere Capital Corp.	3.150%	10/15/21	7,849	8,009
John Deere Capital Corp.	2.650%	1/6/22	3,800	3,845
John Deere Capital Corp.	2.750%	3/15/22	1,445	1,465
John Deere Capital Corp.	2.150%	9/8/22	14,750	14,718
John Deere Capital Corp.	2.700%	1/6/23	1,150	1,168
John Deere Capital Corp.	2.800%	1/27/23	2,260	2,300
John Deere Capital Corp.	2.800%	3/6/23	13,198	13,502
John Deere Capital Corp.	3.450%	6/7/23	5,500	5,758
John Deere Capital Corp.	3.650%	10/12/23	3,180	3,357
John Deere Capital Corp.	2.600%	3/7/24	3,750	3,785
John Deere Capital Corp.	3.350%	6/12/24	18,030	18,889
John Deere Capital Corp.	2.650%	6/24/24	2,375	2,402
John Deere Capital Corp.	3.450%	3/13/25	15,215	16,025
John Deere Capital Corp.	3.400%	9/11/25	2,710	2,856
John Deere Capital Corp.	2.650%	6/10/26	2,329	2,338
John Deere Capital Corp.	2.800%	9/8/27	7,400	7,474
John Deere Capital Corp.	3.050%	1/6/28	10,900	11,218
John Deere Capital Corp.	3.450%	3/7/29	5,670	6,025
Johnson Controls International plc	3.625%	7/2/24	2,300	2,391
Johnson Controls International plc	3.900%	2/14/26	5,764	6,032
Johnson Controls International plc	6.000%	1/15/36	1,046	1,230

61

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Johnson Controls International plc	4.625%	7/2/44	9,947	10,183
Johnson Controls International plc	5.125%	9/14/45	1,163	1,274
Johnson Controls International plc	4.500%	2/15/47	13,603	13,718
Johnson Controls International plc	4.950%	7/2/64	4,137	4,039
Kennametal Inc.	3.875%	2/15/22	2,575	2,646
Kennametal Inc.	4.625%	6/15/28	8,800	9,169
L3 Technologies Inc.	4.950%	2/15/21	13,435	13,876
L3 Technologies Inc.	3.850%	6/15/23	4,275	4,457
L3 Technologies Inc.	3.950%	5/28/24	4,227	4,418
L3 Technologies Inc.	3.850%	12/15/26	5,410	5,645
L3 Technologies Inc.	4.400%	6/15/28	5,960	6,449
L3Harris Technologies Inc.	3.832%	4/27/25	9,780	10,255
L3Harris Technologies Inc.	4.854%	4/27/35	2,625	2,900
L3Harris Technologies Inc.	6.150%	12/15/40	6,103	7,864
L3Harris Technologies Inc.	5.054%	4/27/45	2,056	2,389
Leggett & Platt Inc.	3.800%	11/15/24	4,600	4,711
Leggett & Platt Inc.	3.500%	11/15/27	17,075	16,890
Leggett & Platt Inc.	4.400%	3/15/29	5,400	5,641
Legrand France SA	8.500%	2/15/25	4,100	5,320
Lennox International Inc.	3.000%	11/15/23	1,075	1,078
Lockheed Martin Corp.	2.500%	11/23/20	21,948	22,034
Lockheed Martin Corp.	3.350%	9/15/21	25,978	26,610
Lockheed Martin Corp.	3.100%	1/15/23	10,610	10,884
Lockheed Martin Corp.	2.900%	3/1/25	2,652	2,728
Lockheed Martin Corp.	3.550%	1/15/26	2,658	2,820
Lockheed Martin Corp.	3.600%	3/1/35	7,760	8,017
Lockheed Martin Corp.	4.500%	5/15/36	5,680	6,513
Lockheed Martin Corp.	6.150%	9/1/36	14,199	19,034
Lockheed Martin Corp.	5.720%	6/1/40	5,260	6,793
Lockheed Martin Corp.	4.070%	12/15/42	18,820	20,702
Lockheed Martin Corp.	3.800%	3/1/45	2,957	3,128
Lockheed Martin Corp.	4.700%	5/15/46	14,810	17,866
Lockheed Martin Corp.	4.090%	9/15/52	12,846	14,142
Martin Marietta Materials Inc.	3.450%	6/1/27	6,400	6,354
Martin Marietta Materials Inc.	3.500%	12/15/27	5,800	5,775
Martin Marietta Materials Inc.	4.250%	12/15/47	10,110	9,443
Masco Corp.	4.450%	4/1/25	7,432	7,882
Masco Corp.	4.375%	4/1/26	2,923	3,060
Masco Corp.	3.500%	11/15/27	7,860	7,739
Masco Corp.	6.500%	8/15/32	27	32
Masco Corp.	4.500%	5/15/47	8,050	7,567
Mohawk Industries Inc.	3.850%	2/1/23	12,690	13,195
Northrop Grumman Corp.	2.080%	10/15/20	9,050	9,034
Northrop Grumman Corp.	3.500%	3/15/21	9,153	9,326
Northrop Grumman Corp.	2.550%	10/15/22	4,955	4,977
Northrop Grumman Corp.	3.250%	8/1/23	2,208	2,267
Northrop Grumman Corp.	2.930%	1/15/25	6,125	6,239
Northrop Grumman Corp.	3.200%	2/1/27	6,075	6,230
Northrop Grumman Corp.	3.250%	1/15/28	29,370	30,062
Northrop Grumman Corp.	5.050%	11/15/40	5,825	6,832
Northrop Grumman Corp.	4.750%	6/1/43	8,029	9,296
Northrop Grumman Corp.	3.850%	4/15/45	2,004	2,062
Northrop Grumman Corp.	4.030%	10/15/47	4,430	4,719
Northrop Grumman Systems Corp.	7.750%	2/15/31	4,181	5,991
Nvent Finance Sarl	3.950%	4/15/23	2,280	2,311
Nvent Finance Sarl	4.550%	4/15/28	6,470	6,753
Oshkosh Corp.	4.600%	5/15/28	9,000	9,439
Owens Corning	4.200%	12/15/22	6,462	6,741
Owens Corning	4.200%	12/1/24	9,740	10,144
Owens Corning	3.400%	8/15/26	5,275	5,168
Owens Corning	7.000%	12/1/36	817	966
Owens Corning	4.300%	7/15/47	7,825	6,594
Owens Corning	4.400%	1/30/48	4,250	3,599
Parker-Hannifin Corp.	3.500%	9/15/22	1,850	1,907

62

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Parker-Hannifin Corp.	2.700%	6/14/24	3,800	3,855
	Parker-Hannifin Corp.	3.300%	11/21/24	8,733	9,080
	Parker-Hannifin Corp.	3.250%	3/1/27	19,465	20,114
	Parker-Hannifin Corp.	3.250%	6/14/29	3,000	3,109
	Parker-Hannifin Corp.	4.200%	11/21/34	5,678	6,323
	Parker-Hannifin Corp.	6.250%	5/15/38	5,632	7,475
	Parker-Hannifin Corp.	4.450%	11/21/44	5,065	5,618
	Parker-Hannifin Corp.	4.100%	3/1/47	6,180	6,399
	Parker-Hannifin Corp.	4.000%	6/14/49	7,800	8,138
	Precision Castparts Corp.	2.500%	1/15/23	17,515	17,623
	Precision Castparts Corp.	3.250%	6/15/25	16,517	17,113
	Precision Castparts Corp.	3.900%	1/15/43	6,500	6,803
	Precision Castparts Corp.	4.375%	6/15/45	6,342	7,128
	Raytheon Co.	3.125%	10/15/20	1,913	1,933
	Raytheon Co.	2.500%	12/15/22	13,078	13,162
	Raytheon Co.	3.150%	12/15/24	3,300	3,424
	Raytheon Co.	7.200%	8/15/27	2,810	3,689
	Raytheon Co.	4.875%	10/15/40	1,710	2,028
	Raytheon Co.	4.700%	12/15/41	8,700	10,217
	Raytheon Co.	4.200%	12/15/44	2,600	2,891
	Republic Services Inc.	5.250%	11/15/21	11,497	12,241
	Republic Services Inc.	3.550%	6/1/22	5,343	5,480
	Republic Services Inc.	4.750%	5/15/23	2,575	2,771
	Republic Services Inc.	3.200%	3/15/25	3,570	3,682
	Republic Services Inc.	2.900%	7/1/26	474	477
	Republic Services Inc.	3.375%	11/15/27	285	296
	Republic Services Inc.	3.950%	5/15/28	395	428
	Republic Services Inc.	6.200%	3/1/40	6,078	7,992
	Republic Services Inc.	5.700%	5/15/41	13,998	17,654
	Rockwell Automation Inc.	3.500%	3/1/29	7,050	7,483
	Rockwell Automation Inc.	4.200%	3/1/49	6,075	6,799
	Rockwell Collins Inc.	3.100%	11/15/21	2,350	2,384
	Rockwell Collins Inc.	2.800%	3/15/22	3,650	3,686
	Rockwell Collins Inc.	3.200%	3/15/24	15,575	15,946
	Rockwell Collins Inc.	3.500%	3/15/27	10,150	10,591
	Rockwell Collins Inc.	4.800%	12/15/43	4,541	5,184
	Rockwell Collins Inc.	4.350%	4/15/47	13,150	14,402
	Roper Technologies Inc.	3.000%	12/15/20	5,550	5,583
	Roper Technologies Inc.	2.800%	12/15/21	16,821	16,951
	Roper Technologies Inc.	3.125%	11/15/22	4,143	4,210
	Roper Technologies Inc.	3.850%	12/15/25	2,275	2,390
	Roper Technologies Inc.	3.800%	12/15/26	21,235	22,012
	Roper Technologies Inc.	4.200%	9/15/28	3,472	3,707
7	Siemens Financieringsmaatschappij NV	2.000%	9/15/23	150	148
	Snap-on Inc.	6.125%	9/1/21	3,700	4,009
	Snap-on Inc.	3.250%	3/1/27	1,200	1,241
	Snap-on Inc.	4.100%	3/1/48	3,700	4,001
	Sonoco Products Co.	5.750%	11/1/40	6,100	6,997
	Spirit AeroSystems Inc.	3.950%	6/15/23	15,285	15,764
	Spirit AeroSystems Inc.	3.850%	6/15/26	5,525	5,517
	Spirit AeroSystems Inc.	4.600%	6/15/28	16,050	16,895
	Stanley Black & Decker Inc.	3.400%	12/1/21	3,125	3,190
	Stanley Black & Decker Inc.	2.900%	11/1/22	5,076	5,157
	Stanley Black & Decker Inc.	3.400%	3/1/26	4,001	4,175
	Stanley Black & Decker Inc.	5.200%	9/1/40	6,133	7,243
	Stanley Black & Decker Inc.	4.850%	11/15/48	5,475	6,464
	Textron Inc.	4.300%	3/1/24	3,725	3,978
	Textron Inc.	3.875%	3/1/25	13,545	14,096
	Textron Inc.	4.000%	3/15/26	11,700	12,269
	Textron Inc.	3.650%	3/15/27	28,540	29,364
	Textron Inc.	3.375%	3/1/28	4,629	4,642
	Textron Inc.	3.900%	9/17/29	6,400	6,688
	Timken Co.	3.875%	9/1/24	1,000	1,032
	Timken Co.	4.500%	12/15/28	10,000	10,437

63

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Technologies Corp.	3.350%	8/16/21	1,555	1,589
United Technologies Corp.	1.950%	11/1/21	3,950	3,912
United Technologies Corp.	2.300%	5/4/22	400	400
United Technologies Corp.	3.100%	6/1/22	21,497	21,980
United Technologies Corp.	3.650%	8/16/23	31,888	33,361
United Technologies Corp.	2.800%	5/4/24	19,105	19,365
United Technologies Corp.	3.950%	8/16/25	21,804	23,478
United Technologies Corp.	2.650%	11/1/26	3,000	2,989
United Technologies Corp.	3.125%	5/4/27	1,000	1,025
United Technologies Corp.	6.700%	8/1/28	2,397	3,087
United Technologies Corp.	4.125%	11/16/28	44,610	48,771
United Technologies Corp.	7.500%	9/15/29	8,296	11,417
United Technologies Corp.	5.400%	5/1/35	6,475	7,850
United Technologies Corp.	6.050%	6/1/36	8,512	10,909
United Technologies Corp.	6.125%	7/15/38	6,146	8,142
United Technologies Corp.	4.450%	11/16/38	9,200	10,273
United Technologies Corp.	5.700%	4/15/40	10,940	13,936
United Technologies Corp.	4.500%	6/1/42	34,734	39,127
United Technologies Corp.	4.150%	5/15/45	14,500	15,540
United Technologies Corp.	3.750%	11/1/46	11,820	11,962
United Technologies Corp.	4.050%	5/4/47	2,675	2,864
United Technologies Corp.	4.625%	11/16/48	23,575	27,443
Valmont Industries Inc.	5.000%	10/1/44	9,050	9,069
Valmont Industries Inc.	5.250%	10/1/54	4,600	4,531
Vulcan Materials Co.	4.500%	4/1/25	3,810	4,063
Vulcan Materials Co.	4.500%	6/15/47	10,175	9,795
Wabtec Corp.	4.400%	3/15/24	10,840	11,463
Wabtec Corp.	3.450%	11/15/26	9,767	9,448
Wabtec Corp.	4.950%	9/15/28	10,900	11,622
Waste Connections Inc.	3.500%	5/1/29	11,850	12,313
Waste Management Inc.	4.600%	3/1/21	9,560	9,863
Waste Management Inc.	2.900%	9/15/22	400	407
Waste Management Inc.	2.400%	5/15/23	12,800	12,812
Waste Management Inc.	3.500%	5/15/24	3,835	4,014
Waste Management Inc.	2.950%	6/15/24	8,265	8,450
Waste Management Inc.	3.125%	3/1/25	7,645	7,898
Waste Management Inc.	3.200%	6/15/26	7,705	7,999
Waste Management Inc.	3.150%	11/15/27	13,233	13,631
Waste Management Inc.	3.450%	6/15/29	11,275	11,821
Waste Management Inc.	3.900%	3/1/35	3,460	3,650
Waste Management Inc.	4.000%	7/15/39	6,150	6,577
Waste Management Inc.	4.100%	3/1/45	7,389	7,971
Waste Management Inc.	4.150%	7/15/49	11,225	12,321
WW Grainger Inc.	4.600%	6/15/45	12,443	13,765
WW Grainger Inc.	3.750%	5/15/46	5,362	5,281
WW Grainger Inc.	4.200%	5/15/47	1,950	2,064
Xylem Inc.	4.875%	10/1/21	110	115
Xylem Inc.	3.250%	11/1/26	3,336	3,366
Xylem Inc.	4.375%	11/1/46	6,310	6,554
Communication (2.4%)
Activision Blizzard Inc.	2.300%	9/15/21	17,549	17,504
Activision Blizzard Inc.	3.400%	9/15/26	12,563	12,707
Activision Blizzard Inc.	4.500%	6/15/47	4,220	4,366
America Movil SAB de CV	3.125%	7/16/22	36,650	37,282
America Movil SAB de CV	3.625%	4/22/29	5,500	5,706
America Movil SAB de CV	6.375%	3/1/35	18,190	23,693
America Movil SAB de CV	6.125%	11/15/37	4,283	5,488
America Movil SAB de CV	6.125%	3/30/40	14,400	18,745
America Movil SAB de CV	4.375%	7/16/42	12,490	13,357
America Movil SAB de CV	4.375%	4/22/49	10,950	11,763
American Tower Corp.	3.300%	2/15/21	13,164	13,324
American Tower Corp.	3.450%	9/15/21	14,400	14,695
American Tower Corp.	5.900%	11/1/21	7,295	7,847

64

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Tower Corp.	2.250%	1/15/22	8,215	8,173
American Tower Corp.	3.500%	1/31/23	19,015	19,615
American Tower Corp.	5.000%	2/15/24	9,946	10,937
American Tower Corp.	3.375%	5/15/24	5,000	5,137
American Tower Corp.	4.000%	6/1/25	9,170	9,669
American Tower Corp.	4.400%	2/15/26	780	839
American Tower Corp.	3.375%	10/15/26	11,051	11,223
American Tower Corp.	3.125%	1/15/27	8,045	7,961
American Tower Corp.	3.550%	7/15/27	9,723	9,921
American Tower Corp.	3.600%	1/15/28	5,508	5,584
American Tower Corp.	3.950%	3/15/29	4,100	4,271
American Tower Corp.	3.800%	8/15/29	16,314	16,787
AT&T Corp.	8.750%	11/15/31	16,578	22,998
AT&T Inc.	4.600%	2/15/21	13,677	14,072
AT&T Inc.	2.800%	2/17/21	4,087	4,112
AT&T Inc.	4.450%	5/15/21	6,798	7,053
AT&T Inc.	3.875%	8/15/21	2,000	2,060
AT&T Inc.	4.000%	1/15/22	3,100	3,219
AT&T Inc.	3.200%	3/1/22	8,019	8,175
AT&T Inc.	3.800%	3/15/22	7,415	7,677
AT&T Inc.	3.400%	6/15/22	7,995	8,210
AT&T Inc.	3.000%	6/30/22	34,597	35,201
AT&T Inc.	3.600%	2/17/23	28,765	29,797
AT&T Inc.	4.050%	12/15/23	6,400	6,783
AT&T Inc.	3.800%	3/1/24	6,425	6,745
AT&T Inc.	3.900%	3/11/24	4,350	4,587
AT&T Inc.	4.450%	4/1/24	12,008	12,918
AT&T Inc.	3.550%	6/1/24	7,250	7,523
AT&T Inc.	3.950%	1/15/25	13,435	14,182
AT&T Inc.	3.400%	5/15/25	55,831	57,307
AT&T Inc.	3.600%	7/15/25	23,026	23,865
AT&T Inc.	3.875%	1/15/26	24,980	26,198
AT&T Inc.	4.125%	2/17/26	21,387	22,747
AT&T Inc.	3.800%	2/15/27	15,159	15,752
AT&T Inc.	4.250%	3/1/27	20,521	21,893
AT&T Inc.	4.100%	2/15/28	18,817	19,928
AT&T Inc.	4.350%	3/1/29	32,980	35,297
AT&T Inc.	4.300%	2/15/30	48,151	51,291
AT&T Inc.	4.500%	5/15/35	21,296	22,295
AT&T Inc.	5.250%	3/1/37	24,921	27,944
AT&T Inc.	4.900%	8/15/37	15,375	16,598
AT&T Inc.	4.850%	3/1/39	21,019	22,441
AT&T Inc.	6.200%	3/15/40	3,800	4,535
AT&T Inc.	6.350%	3/15/40	11,000	13,527
AT&T Inc.	6.100%	7/15/40	3,725	4,465
AT&T Inc.	6.000%	8/15/40	11,137	13,220
AT&T Inc.	5.350%	9/1/40	35,350	39,655
AT&T Inc.	6.375%	3/1/41	10,969	13,664
AT&T Inc.	5.550%	8/15/41	10,185	11,775
AT&T Inc.	5.375%	10/15/41	8,224	9,125
AT&T Inc.	5.150%	3/15/42	23,769	25,933
AT&T Inc.	4.900%	6/15/42	6,844	7,248
AT&T Inc.	4.300%	12/15/42	20,175	19,925
AT&T Inc.	5.350%	12/15/43	15,615	17,165
AT&T Inc.	4.650%	6/1/44	14,117	14,550
AT&T Inc.	4.800%	6/15/44	32,715	34,506
AT&T Inc.	4.350%	6/15/45	29,500	29,341
AT&T Inc.	4.750%	5/15/46	36,810	38,798
AT&T Inc.	5.150%	11/15/46	64,643	71,379
AT&T Inc.	5.650%	2/15/47	12,100	14,234
AT&T Inc.	4.500%	3/9/48	16,339	16,643
AT&T Inc.	4.550%	3/9/49	29,167	29,765
AT&T Inc.	5.150%	2/15/50	30,194	33,251
AT&T Inc.	5.700%	3/1/57	3,030	3,584

65

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	5.300%	8/15/58	9,987	11,064
Bell Canada Inc.	4.300%	7/29/49	6,600	7,118
British Telecommunications plc	4.500%	12/4/23	6,450	6,896
British Telecommunications plc	5.125%	12/4/28	8,000	8,922
British Telecommunications plc	9.625%	12/15/30	28,703	43,227
CBS Corp.	4.300%	2/15/21	5,630	5,768
CBS Corp.	3.375%	3/1/22	7,037	7,193
CBS Corp.	2.500%	2/15/23	12,625	12,544
CBS Corp.	2.900%	6/1/23	4,475	4,510
CBS Corp.	3.700%	8/15/24	3,775	3,907
CBS Corp.	3.500%	1/15/25	3,853	3,934
CBS Corp.	4.000%	1/15/26	8,574	8,986
CBS Corp.	2.900%	1/15/27	11,770	11,414
CBS Corp.	3.375%	2/15/28	5,525	5,492
CBS Corp.	3.700%	6/1/28	4,985	5,068
CBS Corp.	4.200%	6/1/29	4,300	4,540
CBS Corp.	7.875%	7/30/30	2,339	3,185
CBS Corp.	5.500%	5/15/33	3,065	3,506
CBS Corp.	5.900%	10/15/40	3,150	3,701
CBS Corp.	4.850%	7/1/42	8,636	9,207
CBS Corp.	4.900%	8/15/44	10,454	11,127
CBS Corp.	4.600%	1/15/45	6,340	6,526
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	11,452	11,980
Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	14,135	14,260
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	46,630	48,945
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	9,664	10,279
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	52,494	56,971
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	22,345	22,429
Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	7,500	7,763
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	22,475	24,745
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	27,024	31,564
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	8,630	9,235
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	32,550	38,509
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	27,984	29,445
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	27,900	30,843
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	15,685	15,927
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	5,624	6,661
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	7,310	9,002
Comcast Corp.	3.300%	10/1/20	19,325	19,579
Comcast Corp.	3.450%	10/1/21	19,825	20,396
Comcast Corp.	3.125%	7/15/22	14,382	14,782
Comcast Corp.	2.750%	3/1/23	18,764	18,984
Comcast Corp.	3.000%	2/1/24	46,059	47,345
Comcast Corp.	3.600%	3/1/24	1,826	1,926
Comcast Corp.	3.700%	4/15/24	17,025	18,064
Comcast Corp.	3.375%	2/15/25	11,257	11,772
Comcast Corp.	3.375%	8/15/25	28,029	29,306
Comcast Corp.	3.950%	10/15/25	22,487	24,218
Comcast Corp.	3.150%	3/1/26	26,175	27,016
Comcast Corp.	2.350%	1/15/27	26,797	26,079

66

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.300%	2/1/27	21,599	22,328
	Comcast Corp.	3.150%	2/15/28	18,180	18,615
	Comcast Corp.	4.150%	10/15/28	65,173	71,811
	Comcast Corp.	4.250%	10/15/30	9,200	10,213
	Comcast Corp.	4.250%	1/15/33	16,782	18,806
	Comcast Corp.	7.050%	3/15/33	4,042	5,627
	Comcast Corp.	4.200%	8/15/34	14,789	16,340
	Comcast Corp.	5.650%	6/15/35	4,446	5,548
	Comcast Corp.	4.400%	8/15/35	11,896	13,241
	Comcast Corp.	6.500%	11/15/35	17,505	23,720
	Comcast Corp.	3.200%	7/15/36	10,445	10,144
	Comcast Corp.	6.450%	3/15/37	11,529	15,562
	Comcast Corp.	6.950%	8/15/37	14,839	21,030
	Comcast Corp.	3.900%	3/1/38	5,000	5,265
	Comcast Corp.	6.400%	5/15/38	9,747	13,114
	Comcast Corp.	4.600%	10/15/38	33,140	37,696
	Comcast Corp.	6.400%	3/1/40	870	1,179
	Comcast Corp.	4.650%	7/15/42	18,197	20,903
	Comcast Corp.	4.500%	1/15/43	6,376	7,103
	Comcast Corp.	4.600%	8/15/45	22,655	25,576
	Comcast Corp.	3.400%	7/15/46	29,564	28,144
	Comcast Corp.	4.000%	8/15/47	8,002	8,421
	Comcast Corp.	3.969%	11/1/47	27,550	28,806
	Comcast Corp.	4.700%	10/15/48	30,515	35,464
	Comcast Corp.	3.999%	11/1/49	25,570	26,698
	Comcast Corp.	4.049%	11/1/52	16,445	17,308
	Comcast Corp.	4.950%	10/15/58	27,750	33,518
	Crown Castle International Corp.	3.400%	2/15/21	14,805	15,005
	Crown Castle International Corp.	2.250%	9/1/21	7,980	7,936
	Crown Castle International Corp.	4.875%	4/15/22	8,613	9,140
	Crown Castle International Corp.	5.250%	1/15/23	12,829	13,927
	Crown Castle International Corp.	3.150%	7/15/23	6,920	7,029
	Crown Castle International Corp.	3.200%	9/1/24	8,075	8,234
	Crown Castle International Corp.	4.450%	2/15/26	22,715	24,527
	Crown Castle International Corp.	3.700%	6/15/26	16,325	16,884
	Crown Castle International Corp.	4.000%	3/1/27	3,680	3,854
	Crown Castle International Corp.	3.650%	9/1/27	22,578	23,240
	Crown Castle International Corp.	3.800%	2/15/28	20,000	20,719
	Crown Castle International Corp.	4.750%	5/15/47	3,925	4,227
	Crown Castle International Corp.	5.200%	2/15/49	5,375	6,106
	Deutsche Telekom International Finance BV	8.750%	6/15/30	43,808	62,998
	Discovery Communications LLC	4.375%	6/15/21	4,875	5,038
	Discovery Communications LLC	3.300%	5/15/22	2,588	2,635
	Discovery Communications LLC	3.500%	6/15/22	8,030	8,204
	Discovery Communications LLC	2.950%	3/20/23	11,657	11,752
	Discovery Communications LLC	3.250%	4/1/23	3,000	3,045
	Discovery Communications LLC	3.800%	3/13/24	5,099	5,273
	Discovery Communications LLC	3.900%	11/15/24	10,675	11,134
	Discovery Communications LLC	3.450%	3/15/25	4,942	5,003
	Discovery Communications LLC	3.950%	6/15/25	6,250	6,482
	Discovery Communications LLC	4.900%	3/11/26	7,690	8,407
	Discovery Communications LLC	3.950%	3/20/28	20,050	20,657
	Discovery Communications LLC	4.125%	5/15/29	4,900	5,086
	Discovery Communications LLC	5.000%	9/20/37	13,426	14,022
	Discovery Communications LLC	6.350%	6/1/40	9,776	11,526
	Discovery Communications LLC	4.950%	5/15/42	6,506	6,555
	Discovery Communications LLC	4.875%	4/1/43	9,247	9,259
	Discovery Communications LLC	5.200%	9/20/47	13,985	14,641
	Discovery Communications LLC	5.300%	5/15/49	3,145	3,376
	Electronic Arts Inc.	3.700%	3/1/21	10,090	10,281
	Electronic Arts Inc.	4.800%	3/1/26	4,240	4,710
7	Fox Corp.	3.666%	1/25/22	3,300	3,409
7	Fox Corp.	4.030%	1/25/24	13,400	14,200
7	Fox Corp.	4.709%	1/25/29	25,500	28,411

67

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
7	Fox Corp.	5.476%	1/25/39	11,875	13,961
7	Fox Corp.	5.576%	1/25/49	29,375	35,756
	Grupo Televisa SAB	6.625%	3/18/25	4,064	4,710
	Grupo Televisa SAB	4.625%	1/30/26	2,825	2,960
	Grupo Televisa SAB	8.500%	3/11/32	460	612
	Grupo Televisa SAB	6.625%	1/15/40	6,493	7,768
	Grupo Televisa SAB	5.000%	5/13/45	20,316	20,507
	Grupo Televisa SAB	6.125%	1/31/46	8,028	9,340
	Grupo Televisa SAB	5.250%	5/24/49	1,950	2,011
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	2,575	2,606
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	4,090	4,201
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	9,025	9,379
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	6,405	6,892
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	5,995	6,542
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	14,135	15,707
	Koninklijke KPN NV	8.375%	10/1/30	7,021	9,205
	Moody’s Corp.	5.500%	9/1/20	1,640	1,697
	Moody’s Corp.	3.250%	6/7/21	3,000	3,052
	Moody’s Corp.	2.750%	12/15/21	5,825	5,873
	Moody’s Corp.	4.500%	9/1/22	10,760	11,372
	Moody’s Corp.	4.875%	2/15/24	7,160	7,818
	Moody’s Corp.	5.250%	7/15/44	7,325	8,675
	NBCUniversal Media LLC	4.375%	4/1/21	16,015	16,605
	NBCUniversal Media LLC	2.875%	1/15/23	16,384	16,724
	NBCUniversal Media LLC	6.400%	4/30/40	10,415	14,095
	NBCUniversal Media LLC	5.950%	4/1/41	5,883	7,739
	NBCUniversal Media LLC	4.450%	1/15/43	16,122	17,596
	Omnicom Group Inc./ Omnicom Capital Inc.	4.450%	8/15/20	19,010	19,426
	Omnicom Group Inc./ Omnicom Capital Inc.	3.625%	5/1/22	13,318	13,748
	Omnicom Group Inc./ Omnicom Capital Inc.	3.650%	11/1/24	8,276	8,656
	Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	15,176	15,498
	Orange SA	4.125%	9/14/21	24,445	25,425
	Orange SA	9.000%	3/1/31	23,525	35,690
	Orange SA	5.375%	1/13/42	17,000	20,607
	Orange SA	5.500%	2/6/44	871	1,072
	RELX Capital Inc.	3.125%	10/15/22	12,043	12,253
	RELX Capital Inc.	3.500%	3/16/23	6,192	6,385
	RELX Capital Inc.	4.000%	3/18/29	5,050	5,318
	Rogers Communications Inc.	3.000%	3/15/23	5,029	5,125
	Rogers Communications Inc.	4.100%	10/1/23	6,060	6,432
	Rogers Communications Inc.	3.625%	12/15/25	4,540	4,761
	Rogers Communications Inc.	2.900%	11/15/26	6,775	6,790
	Rogers Communications Inc.	7.500%	8/15/38	1,698	2,431
	Rogers Communications Inc.	4.500%	3/15/43	5,518	6,031
	Rogers Communications Inc.	5.450%	10/1/43	4,227	5,095
	Rogers Communications Inc.	5.000%	3/15/44	9,248	10,698
	Rogers Communications Inc.	4.300%	2/15/48	11,275	11,978
	Rogers Communications Inc.	4.350%	5/1/49	16,000	17,274
	S&P Global Inc.	3.300%	8/14/20	10,502	10,610
	S&P Global Inc.	4.000%	6/15/25	9,389	10,184
	S&P Global Inc.	4.400%	2/15/26	10,030	11,042
	S&P Global Inc.	2.950%	1/22/27	1,000	1,013
	S&P Global Inc.	6.550%	11/15/37	4,640	6,275
	S&P Global Inc.	4.500%	5/15/48	5,535	6,323
	TCI Communications Inc.	7.875%	2/15/26	5,443	7,037
	TCI Communications Inc.	7.125%	2/15/28	2,472	3,179
	Telefonica Emisiones SAU	5.462%	2/16/21	27,249	28,541
	Telefonica Emisiones SAU	4.570%	4/27/23	8,457	9,101
	Telefonica Emisiones SAU	4.103%	3/8/27	16,615	17,621
	Telefonica Emisiones SAU	7.045%	6/20/36	23,072	30,134
	Telefonica Emisiones SAU	4.665%	3/6/38	10,002	10,369
	Telefonica Emisiones SAU	5.213%	3/8/47	28,010	30,799
	Telefonica Emisiones SAU	4.895%	3/6/48	11,650	12,222
	Telefonica Emisiones SAU	5.520%	3/1/49	17,625	20,219

68

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Telefonica Europe BV	8.250%	9/15/30	7,027	9,838
	TELUS Corp.	2.800%	2/16/27	9,565	9,399
	TELUS Corp.	3.700%	9/15/27	550	569
	TELUS Corp.	4.600%	11/16/48	325	358
	TELUS Corp.	4.300%	6/15/49	11,000	11,656
	Thomson Reuters Corp.	4.300%	11/23/23	9,483	10,075
	Thomson Reuters Corp.	3.350%	5/15/26	5,200	5,217
	Thomson Reuters Corp.	5.500%	8/15/35	8,250	9,054
	Thomson Reuters Corp.	5.850%	4/15/40	5,995	6,890
	Thomson Reuters Corp.	5.650%	11/23/43	4,525	5,097
	Time Warner Cable LLC	4.125%	2/15/21	3,017	3,076
	Time Warner Cable LLC	4.000%	9/1/21	15,547	15,945
	Time Warner Cable LLC	6.550%	5/1/37	14,323	16,401
	Time Warner Cable LLC	7.300%	7/1/38	16,488	20,037
	Time Warner Cable LLC	6.750%	6/15/39	22,781	26,304
	Time Warner Cable LLC	5.875%	11/15/40	18,908	20,559
	Time Warner Cable LLC	5.500%	9/1/41	14,863	15,564
	Time Warner Cable LLC	4.500%	9/15/42	19,795	18,473
	Time Warner Entertainment Co. LP	8.375%	3/15/23	1,000	1,183
	Time Warner Entertainment Co. LP	8.375%	7/15/33	7,193	9,682
	Verizon Communications Inc.	3.450%	3/15/21	10,595	10,807
	Verizon Communications Inc.	4.600%	4/1/21	10,100	10,505
	Verizon Communications Inc.	2.946%	3/15/22	10,400	10,614
	Verizon Communications Inc.	3.125%	3/16/22	12,628	12,939
	Verizon Communications Inc.	2.450%	11/1/22	11,725	11,803
	Verizon Communications Inc.	5.150%	9/15/23	46,383	51,754
	Verizon Communications Inc.	4.150%	3/15/24	5,880	6,320
	Verizon Communications Inc.	3.500%	11/1/24	19,500	20,471
	Verizon Communications Inc.	3.376%	2/15/25	40,089	41,777
	Verizon Communications Inc.	2.625%	8/15/26	31,330	31,064
	Verizon Communications Inc.	4.125%	3/16/27	31,997	34,762
	Verizon Communications Inc.	4.329%	9/21/28	51,167	56,533
7	Verizon Communications Inc.	4.016%	12/3/29	49,278	53,284
	Verizon Communications Inc.	4.500%	8/10/33	41,840	46,928
	Verizon Communications Inc.	4.400%	11/1/34	31,588	34,910
	Verizon Communications Inc.	4.272%	1/15/36	37,404	40,346
	Verizon Communications Inc.	5.250%	3/16/37	37,922	45,369
	Verizon Communications Inc.	4.812%	3/15/39	8,110	9,296
	Verizon Communications Inc.	4.750%	11/1/41	13,001	14,628
	Verizon Communications Inc.	3.850%	11/1/42	12,117	12,314
	Verizon Communications Inc.	6.550%	9/15/43	500	687
	Verizon Communications Inc.	4.125%	8/15/46	16,507	17,139
	Verizon Communications Inc.	4.862%	8/21/46	66,480	77,312
	Verizon Communications Inc.	5.500%	3/16/47	10,140	12,782
	Verizon Communications Inc.	4.522%	9/15/48	44,743	50,029
	Verizon Communications Inc.	5.012%	4/15/49	39,064	46,637
	Verizon Communications Inc.	5.012%	8/21/54	22,000	26,252
	Verizon Communications Inc.	4.672%	3/15/55	47,806	54,231
	Viacom Inc.	3.875%	12/15/21	9,908	10,172
	Viacom Inc.	4.250%	9/1/23	13,768	14,551
	Viacom Inc.	3.875%	4/1/24	9,662	10,055
	Viacom Inc.	6.875%	4/30/36	9,989	12,615
	Viacom Inc.	4.375%	3/15/43	24,403	23,835
	Viacom Inc.	5.850%	9/1/43	10,965	12,928
	Vodafone Group plc	4.375%	3/16/21	5,025	5,213
	Vodafone Group plc	3.750%	1/16/24	39,400	41,179
	Vodafone Group plc	4.125%	5/30/25	17,550	18,684
	Vodafone Group plc	4.375%	5/30/28	35,640	38,357
	Vodafone Group plc	7.875%	2/15/30	2,878	3,878
	Vodafone Group plc	6.250%	11/30/32	7,500	9,259
	Vodafone Group plc	6.150%	2/27/37	11,730	14,207
	Vodafone Group plc	5.000%	5/30/38	15,780	17,018
	Vodafone Group plc	4.375%	2/19/43	15,524	15,343
	Vodafone Group plc	5.250%	5/30/48	32,975	36,467

69

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
7	Walt Disney Co.	5.650%	8/15/20	4,701	4,878
	Walt Disney Co.	2.150%	9/17/20	4,100	4,105
	Walt Disney Co.	2.300%	2/12/21	7,941	7,963
7	Walt Disney Co.	4.500%	2/15/21	7,850	8,145
	Walt Disney Co.	2.750%	8/16/21	9,193	9,326
	Walt Disney Co.	2.550%	2/15/22	3,831	3,870
	Walt Disney Co.	2.450%	3/4/22	3,200	3,225
7	Walt Disney Co.	3.000%	9/15/22	16,135	16,460
	Walt Disney Co.	2.350%	12/1/22	4,386	4,414
7	Walt Disney Co.	3.700%	9/15/24	4,785	5,090
	Walt Disney Co.	3.150%	9/17/25	7,100	7,456
7	Walt Disney Co.	3.700%	10/15/25	6,775	7,239
	Walt Disney Co.	3.000%	2/13/26	8,875	9,251
	Walt Disney Co.	1.850%	7/30/26	27,930	27,055
7	Walt Disney Co.	3.375%	11/15/26	7,175	7,533
	Walt Disney Co.	7.000%	3/1/32	2,843	4,031
7	Walt Disney Co.	6.550%	3/15/33	12,790	17,639
7	Walt Disney Co.	6.200%	12/15/34	14,366	19,346
7	Walt Disney Co.	6.400%	12/15/35	15,050	20,612
7	Walt Disney Co.	6.150%	3/1/37	11,450	15,527
7	Walt Disney Co.	6.900%	8/15/39	6,398	9,478
7	Walt Disney Co.	6.150%	2/15/41	15,546	21,446
	Walt Disney Co.	4.375%	8/16/41	7,875	9,067
	Walt Disney Co.	4.125%	12/1/41	11,225	12,455
	Walt Disney Co.	3.700%	12/1/42	11,817	12,501
7	Walt Disney Co.	5.400%	10/1/43	14,480	18,849
7	Walt Disney Co.	4.750%	9/15/44	12,345	14,979
7	Walt Disney Co.	7.750%	12/1/45	6,410	10,707
	Walt Disney Co.	3.000%	7/30/46	2,195	2,051
	WPP Finance 2010	4.750%	11/21/21	12,589	13,188
	WPP Finance 2010	3.625%	9/7/22	8,306	8,553
	WPP Finance 2010	3.750%	9/19/24	5,115	5,285

	Consumer Cyclical (1.9%)
	Advance Auto Parts Inc.	4.500%	1/15/22	2,730	2,851
	Advance Auto Parts Inc.	4.500%	12/1/23	4,771	5,113
	Alibaba Group Holding Ltd.	3.125%	11/28/21	16,440	16,685
	Alibaba Group Holding Ltd.	2.800%	6/6/23	8,200	8,244
	Alibaba Group Holding Ltd.	3.600%	11/28/24	19,119	19,936
	Alibaba Group Holding Ltd.	3.400%	12/6/27	25,325	25,627
	Alibaba Group Holding Ltd.	4.500%	11/28/34	6,810	7,441
	Alibaba Group Holding Ltd.	4.000%	12/6/37	10,725	10,929
	Alibaba Group Holding Ltd.	4.200%	12/6/47	18,750	19,596
	Alibaba Group Holding Ltd.	4.400%	12/6/57	11,300	11,983
	Amazon.com Inc.	1.900%	8/21/20	12,975	12,942
	Amazon.com Inc.	3.300%	12/5/21	22,624	23,342
	Amazon.com Inc.	2.500%	11/29/22	6,593	6,649
	Amazon.com Inc.	2.400%	2/22/23	16,530	16,683
	Amazon.com Inc.	2.800%	8/22/24	16,768	17,252
	Amazon.com Inc.	3.800%	12/5/24	6,246	6,725
	Amazon.com Inc.	5.200%	12/3/25	16,555	19,328
	Amazon.com Inc.	3.150%	8/22/27	13,155	13,821
	Amazon.com Inc.	4.800%	12/5/34	18,979	23,322
	Amazon.com Inc.	3.875%	8/22/37	22,260	24,518
	Amazon.com Inc.	4.950%	12/5/44	17,524	22,066
	Amazon.com Inc.	4.050%	8/22/47	26,742	30,188
	Amazon.com Inc.	4.250%	8/22/57	32,420	37,269
	American Honda Finance Corp.	1.950%	7/20/20	6,235	6,221
	American Honda Finance Corp.	2.450%	9/24/20	19,267	19,298
	American Honda Finance Corp.	3.150%	1/8/21	8,775	8,895
	American Honda Finance Corp.	2.650%	2/12/21	11,900	11,976
	American Honda Finance Corp.	1.650%	7/12/21	10,505	10,376
	American Honda Finance Corp.	1.700%	9/9/21	24,275	23,974
	American Honda Finance Corp.	3.375%	12/10/21	3,250	3,333

70

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Honda Finance Corp.	2.200%	6/27/22	8,135	8,116
American Honda Finance Corp.	2.600%	11/16/22	6,000	6,056
American Honda Finance Corp.	3.450%	7/14/23	5,050	5,262
American Honda Finance Corp.	3.625%	10/10/23	1,100	1,155
American Honda Finance Corp.	2.900%	2/16/24	10,275	10,459
American Honda Finance Corp.	2.400%	6/27/24	6,400	6,368
American Honda Finance Corp.	2.300%	9/9/26	3,850	3,729
American Honda Finance Corp.	3.500%	2/15/28	3,550	3,725
Aptiv plc	4.250%	1/15/26	9,325	9,756
Aptiv plc	4.350%	3/15/29	1,900	2,000
Aptiv plc	4.400%	10/1/46	4,220	3,914
Aptiv plc	5.400%	3/15/49	4,200	4,404
Automatic Data Processing Inc.	2.250%	9/15/20	7,311	7,316
Automatic Data Processing Inc.	3.375%	9/15/25	8,230	8,683
AutoNation Inc.	3.350%	1/15/21	5,255	5,282
AutoNation Inc.	3.500%	11/15/24	4,900	4,864
AutoNation Inc.	4.500%	10/1/25	13,875	14,361
AutoNation Inc.	3.800%	11/15/27	3,865	3,778
AutoZone Inc.	2.500%	4/15/21	3,605	3,613
AutoZone Inc.	3.700%	4/15/22	9,236	9,519
AutoZone Inc.	2.875%	1/15/23	5,891	5,953
AutoZone Inc.	3.125%	7/15/23	660	675
AutoZone Inc.	3.125%	4/18/24	2,400	2,454
AutoZone Inc.	3.250%	4/15/25	10,260	10,462
AutoZone Inc.	3.125%	4/21/26	8,980	9,049
AutoZone Inc.	3.750%	6/1/27	5,425	5,655
AutoZone Inc.	3.750%	4/18/29	9,200	9,558
Best Buy Co. Inc.	5.500%	3/15/21	2,911	3,030
Best Buy Co. Inc.	4.450%	10/1/28	10,000	10,536
Block Financial LLC	4.125%	10/1/20	5,315	5,404
Block Financial LLC	5.500%	11/1/22	2,865	3,053
Block Financial LLC	5.250%	10/1/25	12,310	13,175
Booking Holdings Inc.	2.750%	3/15/23	6,427	6,504
Booking Holdings Inc.	3.650%	3/15/25	3,625	3,830
Booking Holdings Inc.	3.600%	6/1/26	23,185	24,440
Booking Holdings Inc.	3.550%	3/15/28	7,510	7,850
BorgWarner Inc.	4.625%	9/15/20	1,000	1,024
BorgWarner Inc.	3.375%	3/15/25	900	925
BorgWarner Inc.	4.375%	3/15/45	5,915	5,799
Carnival Corp.	3.950%	10/15/20	4,160	4,242
Choice Hotels International Inc.	5.750%	7/1/22	1,050	1,131
Costco Wholesale Corp.	2.150%	5/18/21	7,135	7,137
Costco Wholesale Corp.	2.250%	2/15/22	4,298	4,315
Costco Wholesale Corp.	2.300%	5/18/22	11,626	11,688
Costco Wholesale Corp.	2.750%	5/18/24	14,569	14,961
Costco Wholesale Corp.	3.000%	5/18/27	9,713	10,038
Cummins Inc.	3.650%	10/1/23	2,200	2,324
Cummins Inc.	7.125%	3/1/28	1,750	2,296
Cummins Inc.	4.875%	10/1/43	8,520	10,174
Daimler Finance North America LLC	8.500%	1/18/31	13,812	20,513
Darden Restaurants Inc.	3.850%	5/1/27	5,550	5,727
Darden Restaurants Inc.	4.550%	2/15/48	5,270	5,259
Delphi Corp.	4.150%	3/15/24	7,520	7,883
Dollar General Corp.	3.250%	4/15/23	12,870	13,199
Dollar General Corp.	4.150%	11/1/25	7,248	7,795
Dollar General Corp.	3.875%	4/15/27	3,575	3,703
Dollar General Corp.	4.125%	5/1/28	7,649	8,141
Dollar Tree Inc.	3.700%	5/15/23	6,700	6,946
Dollar Tree Inc.	4.000%	5/15/25	17,380	18,048
Dollar Tree Inc.	4.200%	5/15/28	12,625	13,056
DR Horton Inc.	2.550%	12/1/20	2,730	2,727
DR Horton Inc.	4.375%	9/15/22	5,980	6,225
DR Horton Inc.	4.750%	2/15/23	3,193	3,376
DR Horton Inc.	5.750%	8/15/23	6,845	7,503

71

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
eBay Inc.	3.250%	10/15/20	5,330	5,366
eBay Inc.	2.875%	8/1/21	7,685	7,734
eBay Inc.	3.800%	3/9/22	6,032	6,240
eBay Inc.	2.600%	7/15/22	8,055	8,072
eBay Inc.	2.750%	1/30/23	6,565	6,595
eBay Inc.	3.450%	8/1/24	8,596	8,845
eBay Inc.	3.600%	6/5/27	8,725	8,921
eBay Inc.	4.000%	7/15/42	8,859	8,191
Expedia Group Inc.	5.950%	8/15/20	7,716	7,994
Expedia Group Inc.	4.500%	8/15/24	10,830	11,505
Expedia Group Inc.	5.000%	2/15/26	9,623	10,451
Expedia Group Inc.	3.800%	2/15/28	11,985	12,164
Ford Holdings LLC	9.300%	3/1/30	4,325	5,529
Ford Motor Co.	4.346%	12/8/26	15,858	15,987
Ford Motor Co.	6.625%	10/1/28	5,861	6,602
Ford Motor Co.	6.375%	2/1/29	6,944	7,506
Ford Motor Co.	7.450%	7/16/31	14,206	16,763
Ford Motor Co.	4.750%	1/15/43	8,983	7,796
Ford Motor Co.	7.400%	11/1/46	6,495	7,206
Ford Motor Co.	5.291%	12/8/46	14,745	13,616
Ford Motor Credit Co. LLC	3.157%	8/4/20	2,923	2,934
Ford Motor Credit Co. LLC	2.343%	11/2/20	16,582	16,464
Ford Motor Credit Co. LLC	3.200%	1/15/21	14,578	14,604
Ford Motor Credit Co. LLC	5.750%	2/1/21	17,200	17,900
Ford Motor Credit Co. LLC	3.336%	3/18/21	15,921	15,989
Ford Motor Credit Co. LLC	3.470%	4/5/21	100	101
Ford Motor Credit Co. LLC	5.875%	8/2/21	26,916	28,367
Ford Motor Credit Co. LLC	3.813%	10/12/21	12,000	12,165
Ford Motor Credit Co. LLC	5.596%	1/7/22	5,691	6,022
Ford Motor Credit Co. LLC	3.219%	1/9/22	11,767	11,775
Ford Motor Credit Co. LLC	3.339%	3/28/22	11,542	11,580
Ford Motor Credit Co. LLC	2.979%	8/3/22	23,850	23,574
Ford Motor Credit Co. LLC	4.250%	9/20/22	7,990	8,172
Ford Motor Credit Co. LLC	3.096%	5/4/23	4,150	4,076
Ford Motor Credit Co. LLC	4.375%	8/6/23	13,370	13,708
Ford Motor Credit Co. LLC	3.810%	1/9/24	10,071	10,049
Ford Motor Credit Co. LLC	5.584%	3/18/24	13,350	14,289
Ford Motor Credit Co. LLC	3.664%	9/8/24	5,795	5,705
Ford Motor Credit Co. LLC	4.687%	6/9/25	12,130	12,478
Ford Motor Credit Co. LLC	4.134%	8/4/25	17,913	17,891
Ford Motor Credit Co. LLC	4.389%	1/8/26	5,652	5,658
Ford Motor Credit Co. LLC	3.815%	11/2/27	7,033	6,698
Ford Motor Credit Co. LLC	5.113%	5/3/29	17,000	17,307
General Motors Co.	4.875%	10/2/23	18,778	19,883
General Motors Co.	4.000%	4/1/25	5,381	5,456
General Motors Co.	4.200%	10/1/27	175	175
General Motors Co.	5.000%	10/1/28	7,975	8,348
General Motors Co.	5.000%	4/1/35	13,549	13,252
General Motors Co.	6.600%	4/1/36	12,592	13,845
General Motors Co.	5.150%	4/1/38	7,033	6,904
General Motors Co.	6.250%	10/2/43	15,403	16,226
General Motors Co.	5.200%	4/1/45	15,537	14,865
General Motors Co.	6.750%	4/1/46	12,633	14,083
General Motors Co.	5.400%	4/1/48	14,296	13,859
General Motors Co.	5.950%	4/1/49	8,300	8,642
General Motors Financial Co. Inc.	3.200%	7/13/20	38,145	38,324
General Motors Financial Co. Inc.	2.450%	11/6/20	27,890	27,790
General Motors Financial Co. Inc.	3.700%	11/24/20	16,187	16,390
General Motors Financial Co. Inc.	4.200%	3/1/21	15,688	16,018
General Motors Financial Co. Inc.	3.550%	4/9/21	7,760	7,843
General Motors Financial Co. Inc.	3.200%	7/6/21	11,531	11,598
General Motors Financial Co. Inc.	4.375%	9/25/21	6,900	7,118
General Motors Financial Co. Inc.	4.200%	11/6/21	4,800	4,938
General Motors Financial Co. Inc.	3.450%	1/14/22	6,389	6,470

72

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Financial Co. Inc.	3.450%	4/10/22	14,360	14,538
General Motors Financial Co. Inc.	3.150%	6/30/22	8,815	8,857
General Motors Financial Co. Inc.	3.550%	7/8/22	6,350	6,449
General Motors Financial Co. Inc.	3.250%	1/5/23	3,400	3,412
General Motors Financial Co. Inc.	3.700%	5/9/23	13,010	13,165
General Motors Financial Co. Inc.	4.250%	5/15/23	13,292	13,714
General Motors Financial Co. Inc.	4.150%	6/19/23	1,900	1,956
General Motors Financial Co. Inc.	5.100%	1/17/24	15,050	16,083
General Motors Financial Co. Inc.	3.950%	4/13/24	13,911	14,190
General Motors Financial Co. Inc.	3.500%	11/7/24	18,702	18,571
General Motors Financial Co. Inc.	4.000%	1/15/25	11,061	11,217
General Motors Financial Co. Inc.	4.350%	4/9/25	10,015	10,330
General Motors Financial Co. Inc.	4.300%	7/13/25	10,334	10,623
General Motors Financial Co. Inc.	5.250%	3/1/26	8,919	9,550
General Motors Financial Co. Inc.	4.000%	10/6/26	10,026	10,097
General Motors Financial Co. Inc.	4.350%	1/17/27	16,255	16,505
General Motors Financial Co. Inc.	3.850%	1/5/28	5,800	5,650
General Motors Financial Co. Inc.	5.650%	1/17/29	8,225	9,022
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	8,614	8,765
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	1,000	1,014
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	5,700	6,149
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	10,200	10,914
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	9,625	10,383
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	760	836
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	3,885	4,191
Harley-Davidson Inc.	3.500%	7/28/25	9,360	9,486
Harley-Davidson Inc.	4.625%	7/28/45	7,140	7,194
Harman International Industries Inc.	4.150%	5/15/25	4,325	4,568
Home Depot Inc.	3.950%	9/15/20	5,225	5,317
Home Depot Inc.	2.000%	4/1/21	11,934	11,926
Home Depot Inc.	4.400%	4/1/21	33,123	34,240
Home Depot Inc.	3.250%	3/1/22	4,565	4,706
Home Depot Inc.	2.625%	6/1/22	17,685	17,977
Home Depot Inc.	2.700%	4/1/23	5,030	5,136
Home Depot Inc.	3.750%	2/15/24	11,273	12,022
Home Depot Inc.	3.350%	9/15/25	4,190	4,431
Home Depot Inc.	3.000%	4/1/26	11,025	11,382
Home Depot Inc.	2.125%	9/15/26	12,450	12,180
Home Depot Inc.	2.800%	9/14/27	9,850	9,985
Home Depot Inc.	3.900%	12/6/28	4,250	4,671
Home Depot Inc.	2.950%	6/15/29	11,375	11,622
Home Depot Inc.	5.875%	12/16/36	33,063	43,686
Home Depot Inc.	5.400%	9/15/40	5,668	7,220
Home Depot Inc.	5.950%	4/1/41	12,078	16,296
Home Depot Inc.	4.200%	4/1/43	17,490	19,404
Home Depot Inc.	4.875%	2/15/44	13,193	15,916
Home Depot Inc.	4.400%	3/15/45	5,271	6,056
Home Depot Inc.	4.250%	4/1/46	13,943	15,631
Home Depot Inc.	3.900%	6/15/47	10,100	10,914
Home Depot Inc.	4.500%	12/6/48	10,930	12,803
Home Depot Inc.	3.500%	9/15/56	12,331	12,093
Hyatt Hotels Corp.	5.375%	8/15/21	1,347	1,416
Hyatt Hotels Corp.	3.375%	7/15/23	3,486	3,563
Hyatt Hotels Corp.	4.850%	3/15/26	1,075	1,167
Hyatt Hotels Corp.	4.375%	9/15/28	6,105	6,461
IHS Markit Ltd.	3.625%	5/1/24	5,070	5,222
IHS Markit Ltd.	4.750%	8/1/28	7,235	7,895
IHS Markit Ltd.	4.250%	5/1/29	7,190	7,567
JD.com Inc.	3.875%	4/29/26	5,420	5,408
Kohl’s Corp.	3.250%	2/1/23	1,058	1,062
Kohl’s Corp.	4.750%	12/15/23	584	623
Kohl’s Corp.	4.250%	7/17/25	6,240	6,470
Kohl’s Corp.	5.550%	7/17/45	4,360	4,341
Lear Corp.	5.250%	1/15/25	7,062	7,316

73

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lear Corp.	3.800%	9/15/27	4,725	4,674
Lear Corp.	4.250%	5/15/29	8,950	9,009
Lear Corp.	5.250%	5/15/49	8,030	7,927
Lowe’s Cos. Inc.	3.750%	4/15/21	2,122	2,166
Lowe’s Cos. Inc.	3.800%	11/15/21	2,300	2,368
Lowe’s Cos. Inc.	3.120%	4/15/22	8,893	9,058
Lowe’s Cos. Inc.	3.875%	9/15/23	14,594	15,386
Lowe’s Cos. Inc.	3.125%	9/15/24	13,508	13,890
Lowe’s Cos. Inc.	3.375%	9/15/25	11,575	12,006
Lowe’s Cos. Inc.	2.500%	4/15/26	17,062	16,717
Lowe’s Cos. Inc.	3.100%	5/3/27	18,303	18,477
Lowe’s Cos. Inc.	6.500%	3/15/29	1,214	1,521
Lowe’s Cos. Inc.	3.650%	4/5/29	15,200	15,867
Lowe’s Cos. Inc.	4.650%	4/15/42	17,974	19,044
Lowe’s Cos. Inc.	4.250%	9/15/44	3,855	3,878
Lowe’s Cos. Inc.	4.375%	9/15/45	10,295	10,667
Lowe’s Cos. Inc.	3.700%	4/15/46	16,236	15,227
Lowe’s Cos. Inc.	4.050%	5/3/47	14,850	14,654
Lowe’s Cos. Inc.	4.550%	4/5/49	12,000	12,842
Macy’s Retail Holdings Inc.	3.450%	1/15/21	2,735	2,754
Macy’s Retail Holdings Inc.	3.875%	1/15/22	1,118	1,133
Macy’s Retail Holdings Inc.	2.875%	2/15/23	13,725	13,432
Macy’s Retail Holdings Inc.	4.375%	9/1/23	5,310	5,424
Macy’s Retail Holdings Inc.	3.625%	6/1/24	5,475	5,383
Macy’s Retail Holdings Inc.	4.500%	12/15/34	4,559	4,197
Magna International Inc.	3.625%	6/15/24	13,927	14,483
Magna International Inc.	4.150%	10/1/25	1,708	1,814
Marriott International Inc.	3.375%	10/15/20	9,008	9,089
Marriott International Inc.	2.875%	3/1/21	5,125	5,158
Marriott International Inc.	3.125%	10/15/21	3,992	4,038
Marriott International Inc.	2.300%	1/15/22	3,200	3,182
Marriott International Inc.	3.250%	9/15/22	4,000	4,082
Marriott International Inc.	3.600%	4/15/24	2,600	2,708
Marriott International Inc.	3.750%	3/15/25	4,650	4,830
Marriott International Inc.	3.750%	10/1/25	4,510	4,684
Marriott International Inc.	3.125%	6/15/26	7,369	7,368
Marriott International Inc.	4.000%	4/15/28	7,175	7,544
Mastercard Inc.	2.000%	11/21/21	5,200	5,184
Mastercard Inc.	3.375%	4/1/24	10,137	10,678
Mastercard Inc.	2.950%	11/21/26	8,440	8,685
Mastercard Inc.	3.500%	2/26/28	3,550	3,822
Mastercard Inc.	2.950%	6/1/29	6,000	6,170
Mastercard Inc.	3.800%	11/21/46	5,638	6,028
Mastercard Inc.	3.950%	2/26/48	6,840	7,599
Mastercard Inc.	3.650%	6/1/49	12,100	12,740
McDonald’s Corp.	3.500%	7/15/20	115	116
McDonald’s Corp.	2.750%	12/9/20	10,406	10,459
McDonald’s Corp.	3.625%	5/20/21	1,332	1,365
McDonald’s Corp.	2.625%	1/15/22	15,112	15,265
McDonald’s Corp.	3.350%	4/1/23	13,235	13,721
McDonald’s Corp.	3.250%	6/10/24	735	767
McDonald’s Corp.	3.375%	5/26/25	10,540	11,014
McDonald’s Corp.	3.700%	1/30/26	18,474	19,660
McDonald’s Corp.	3.500%	3/1/27	10,664	11,195
McDonald’s Corp.	3.800%	4/1/28	19,950	21,360
McDonald’s Corp.	4.700%	12/9/35	11,607	13,224
McDonald’s Corp.	6.300%	10/15/37	4,413	5,751
McDonald’s Corp.	6.300%	3/1/38	11,731	15,211
McDonald’s Corp.	5.700%	2/1/39	11,152	13,700
McDonald’s Corp.	3.700%	2/15/42	7,379	7,164
McDonald’s Corp.	3.625%	5/1/43	5,358	5,142
McDonald’s Corp.	4.600%	5/26/45	6,569	7,192
McDonald’s Corp.	4.875%	12/9/45	20,505	23,587
McDonald’s Corp.	4.450%	3/1/47	9,117	9,912

74

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
McDonald’s Corp.	4.450%	9/1/48	8,170	8,874
NIKE Inc.	2.250%	5/1/23	2,240	2,251
NIKE Inc.	2.375%	11/1/26	16,230	16,233
NIKE Inc.	3.625%	5/1/43	4,968	5,145
NIKE Inc.	3.875%	11/1/45	13,744	14,588
NIKE Inc.	3.375%	11/1/46	7,925	7,807
Nordstrom Inc.	4.000%	10/15/21	9,606	9,874
Nordstrom Inc.	4.000%	3/15/27	4,290	4,318
Nordstrom Inc.	6.950%	3/15/28	760	885
Nordstrom Inc.	5.000%	1/15/44	10,572	9,849
NVR Inc.	3.950%	9/15/22	8,836	9,150
O’Reilly Automotive Inc.	4.875%	1/14/21	950	980
O’Reilly Automotive Inc.	4.625%	9/15/21	1,268	1,322
O’Reilly Automotive Inc.	3.800%	9/1/22	3,941	4,086
O’Reilly Automotive Inc.	3.850%	6/15/23	6,875	7,179
O’Reilly Automotive Inc.	3.550%	3/15/26	2,948	3,016
O’Reilly Automotive Inc.	3.600%	9/1/27	11,541	11,828
PACCAR Financial Corp.	2.500%	8/14/20	3,200	3,215
PACCAR Financial Corp.	2.050%	11/13/20	5,420	5,414
PACCAR Financial Corp.	2.250%	2/25/21	3,000	3,004
PACCAR Financial Corp.	2.800%	3/1/21	4,050	4,088
PACCAR Financial Corp.	3.150%	8/9/21	1,745	1,775
PACCAR Financial Corp.	2.850%	3/1/22	3,140	3,190
PACCAR Financial Corp.	2.650%	5/10/22	6,000	6,071
PACCAR Financial Corp.	2.300%	8/10/22	4,825	4,833
PACCAR Financial Corp.	3.400%	8/9/23	6,345	6,574
QVC Inc.	5.125%	7/2/22	4,306	4,453
QVC Inc.	4.375%	3/15/23	4,926	4,997
QVC Inc.	4.850%	4/1/24	7,458	7,695
QVC Inc.	4.450%	2/15/25	2,452	2,480
QVC Inc.	5.450%	8/15/34	5,054	4,971
QVC Inc.	5.950%	3/15/43	4,423	4,246
Ralph Lauren Corp.	2.625%	8/18/20	3,000	3,000
Ralph Lauren Corp.	3.750%	9/15/25	4,400	4,650
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	3,010	3,014
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	4,650	5,028
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	8,513	8,524
Sands China Ltd.	4.600%	8/8/23	19,445	20,417
Sands China Ltd.	5.125%	8/8/25	19,175	20,613
Sands China Ltd.	5.400%	8/8/28	20,375	22,209
Starbucks Corp.	2.200%	11/22/20	3,950	3,943
Starbucks Corp.	2.100%	2/4/21	6,820	6,795
Starbucks Corp.	2.700%	6/15/22	3,675	3,707
Starbucks Corp.	3.100%	3/1/23	12,710	13,012
Starbucks Corp.	3.850%	10/1/23	7,105	7,477
Starbucks Corp.	3.800%	8/15/25	23,725	25,311
Starbucks Corp.	2.450%	6/15/26	11,241	11,120
Starbucks Corp.	3.500%	3/1/28	6,860	7,191
Starbucks Corp.	4.000%	11/15/28	7,725	8,362
Starbucks Corp.	3.550%	8/15/29	150	157
Starbucks Corp.	4.300%	6/15/45	3,631	3,815
Starbucks Corp.	3.750%	12/1/47	8,325	8,133
Starbucks Corp.	4.500%	11/15/48	6,874	7,478
Tapestry Inc.	3.000%	7/15/22	3,744	3,754
Tapestry Inc.	4.250%	4/1/25	5,455	5,711
Tapestry Inc.	4.125%	7/15/27	6,375	6,425
Target Corp.	3.875%	7/15/20	4,858	4,940
Target Corp.	2.900%	1/15/22	9,417	9,627
Target Corp.	3.500%	7/1/24	14,755	15,661
Target Corp.	2.500%	4/15/26	9,568	9,613
Target Corp.	3.375%	4/15/29	11,525	12,186
Target Corp.	6.350%	11/1/32	5,291	7,163
Target Corp.	6.500%	10/15/37	5,137	7,260
Target Corp.	7.000%	1/15/38	5,545	8,271

75

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Target Corp.	4.000%	7/1/42	16,677	17,950
Target Corp.	3.625%	4/15/46	10,650	10,855
Target Corp.	3.900%	11/15/47	13,125	14,039
TJX Cos. Inc.	2.750%	6/15/21	10,600	10,704
TJX Cos. Inc.	2.500%	5/15/23	10,068	10,199
TJX Cos. Inc.	2.250%	9/15/26	17,635	17,277
Toyota Motor Corp.	3.183%	7/20/21	8,375	8,567
Toyota Motor Corp.	2.157%	7/2/22	6,750	6,749
Toyota Motor Corp.	3.419%	7/20/23	11,275	11,758
Toyota Motor Corp.	2.358%	7/2/24	5,150	5,150
Toyota Motor Corp.	3.669%	7/20/28	5,900	6,387
Toyota Motor Corp.	2.760%	7/2/29	8,000	8,035
Toyota Motor Credit Corp.	4.250%	1/11/21	2,575	2,657
Toyota Motor Credit Corp.	1.900%	4/8/21	16,665	16,584
Toyota Motor Credit Corp.	2.950%	4/13/21	16,200	16,418
Toyota Motor Credit Corp.	2.750%	5/17/21	7,665	7,744
Toyota Motor Credit Corp.	3.400%	9/15/21	11,546	11,849
Toyota Motor Credit Corp.	2.600%	1/11/22	11,850	11,971
Toyota Motor Credit Corp.	3.300%	1/12/22	16,386	16,831
Toyota Motor Credit Corp.	2.650%	4/12/22	15,100	15,282
Toyota Motor Credit Corp.	2.800%	7/13/22	3,383	3,442
Toyota Motor Credit Corp.	2.150%	9/8/22	15,685	15,657
Toyota Motor Credit Corp.	2.625%	1/10/23	8,855	8,962
Toyota Motor Credit Corp.	2.700%	1/11/23	7,790	7,904
Toyota Motor Credit Corp.	2.250%	10/18/23	5,603	5,588
Toyota Motor Credit Corp.	2.900%	4/17/24	10,200	10,429
Toyota Motor Credit Corp.	3.400%	4/14/25	10,915	11,497
Toyota Motor Credit Corp.	3.200%	1/11/27	8,105	8,419
Toyota Motor Credit Corp.	3.050%	1/11/28	8,651	8,897
Toyota Motor Credit Corp.	3.650%	1/8/29	3,535	3,812
VF Corp.	3.500%	9/1/21	5,550	5,692
VF Corp.	6.450%	11/1/37	5,194	6,949
Visa Inc.	2.200%	12/14/20	30,685	30,733
Visa Inc.	2.150%	9/15/22	5,829	5,846
Visa Inc.	2.800%	12/14/22	31,906	32,658
Visa Inc.	3.150%	12/14/25	58,427	61,311
Visa Inc.	2.750%	9/15/27	16,578	16,892
Visa Inc.	4.150%	12/14/35	19,167	21,941
Visa Inc.	4.300%	12/14/45	36,535	43,174
Visa Inc.	3.650%	9/15/47	7,650	8,220
Wal-Mart Stores Inc.	4.750%	10/2/43	11,932	14,544
Walgreen Co.	3.100%	9/15/22	12,647	12,856
Walgreen Co.	4.400%	9/15/42	9,099	8,590
Walgreens Boots Alliance Inc.	3.300%	11/18/21	12,535	12,779
Walgreens Boots Alliance Inc.	3.800%	11/18/24	19,231	19,976
Walgreens Boots Alliance Inc.	3.450%	6/1/26	20,555	20,748
Walgreens Boots Alliance Inc.	4.500%	11/18/34	3,370	3,450
Walgreens Boots Alliance Inc.	4.800%	11/18/44	16,199	16,126
Walgreens Boots Alliance Inc.	4.650%	6/1/46	5,791	5,718
Walmart Inc.	3.250%	10/25/20	28,136	28,585
Walmart Inc.	1.900%	12/15/20	33,107	33,060
Walmart Inc.	3.125%	6/23/21	12,050	12,311
Walmart Inc.	2.350%	12/15/22	27,060	27,317
Walmart Inc.	2.550%	4/11/23	23,985	24,314
Walmart Inc.	3.400%	6/26/23	12,700	13,332
Walmart Inc.	3.300%	4/22/24	20,173	21,199
Walmart Inc.	2.850%	7/8/24	8,000	8,254
Walmart Inc.	2.650%	12/15/24	18,905	19,305
Walmart Inc.	3.550%	6/26/25	23,175	24,724
Walmart Inc.	3.050%	7/8/26	14,000	14,657
Walmart Inc.	5.875%	4/5/27	13,415	16,615
Walmart Inc.	3.700%	6/26/28	23,655	25,815
Walmart Inc.	3.250%	7/8/29	11,425	12,039
Walmart Inc.	7.550%	2/15/30	6,755	9,633

76

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walmart Inc.	5.250%	9/1/35	16,604	21,168
Walmart Inc.	6.200%	4/15/38	9,629	13,719
Walmart Inc.	3.950%	6/28/38	8,658	9,661
Walmart Inc.	5.625%	4/1/40	6,470	8,685
Walmart Inc.	4.875%	7/8/40	6,015	7,417
Walmart Inc.	5.000%	10/25/40	2,765	3,454
Walmart Inc.	5.625%	4/15/41	10,686	14,414
Walmart Inc.	4.000%	4/11/43	11,787	13,069
Walmart Inc.	4.300%	4/22/44	7,203	8,329
Walmart Inc.	3.625%	12/15/47	7,115	7,595
Walmart Inc.	4.050%	6/29/48	28,025	32,034
Western Union Co.	3.600%	3/15/22	12,100	12,383
Western Union Co.	6.200%	11/17/36	4,058	4,391
Western Union Co.	6.200%	6/21/40	3,400	3,667
Consumer Noncyclical (4.4%)
Abbott Laboratories	2.900%	11/30/21	46,675	47,417
Abbott Laboratories	2.550%	3/15/22	8,100	8,171
Abbott Laboratories	3.400%	11/30/23	20,743	21,604
Abbott Laboratories	2.950%	3/15/25	4,635	4,759
Abbott Laboratories	3.875%	9/15/25	5,745	6,175
Abbott Laboratories	3.750%	11/30/26	21,100	22,730
Abbott Laboratories	4.750%	11/30/36	26,015	30,710
Abbott Laboratories	6.150%	11/30/37	5,641	7,619
Abbott Laboratories	6.000%	4/1/39	1,650	2,163
Abbott Laboratories	5.300%	5/27/40	3,564	4,339
Abbott Laboratories	4.750%	4/15/43	8,775	9,931
Abbott Laboratories	4.900%	11/30/46	35,110	43,085
AbbVie Inc.	2.300%	5/14/21	22,736	22,667
AbbVie Inc.	3.375%	11/14/21	10,000	10,198
AbbVie Inc.	2.900%	11/6/22	33,000	33,351
AbbVie Inc.	3.200%	11/6/22	22,892	23,319
AbbVie Inc.	2.850%	5/14/23	15,825	15,960
AbbVie Inc.	3.750%	11/14/23	14,000	14,578
AbbVie Inc.	3.600%	5/14/25	40,818	42,242
AbbVie Inc.	3.200%	5/14/26	22,242	22,403
AbbVie Inc.	4.250%	11/14/28	18,725	19,969
AbbVie Inc.	4.500%	5/14/35	22,808	23,383
AbbVie Inc.	4.300%	5/14/36	12,206	12,227
AbbVie Inc.	4.400%	11/6/42	29,816	29,253
AbbVie Inc.	4.700%	5/14/45	33,442	34,024
AbbVie Inc.	4.450%	5/14/46	26,422	25,776
AbbVie Inc.	4.875%	11/14/48	13,675	14,298
Actavis Inc.	3.250%	10/1/22	22,592	22,937
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,725	2,955
Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,925	5,535
Agilent Technologies Inc.	5.000%	7/15/20	8,405	8,610
Agilent Technologies Inc.	3.200%	10/1/22	6,175	6,277
Agilent Technologies Inc.	3.875%	7/15/23	7,106	7,416
Agilent Technologies Inc.	3.050%	9/22/26	5,775	5,810
Ahold Finance USA LLC	6.875%	5/1/29	855	1,077
AHS Hospital Corp.	5.024%	7/1/45	4,450	5,536
Allergan Finance LLC	4.625%	10/1/42	9,274	9,260
Allergan Funding SCS	3.450%	3/15/22	27,059	27,600
Allergan Funding SCS	3.850%	6/15/24	13,471	14,016
Allergan Funding SCS	3.800%	3/15/25	33,969	35,197
Allergan Funding SCS	4.550%	3/15/35	25,200	25,657
Allergan Funding SCS	4.850%	6/15/44	13,014	13,484
Allergan Funding SCS	4.750%	3/15/45	225	230
Allergan Inc.	3.375%	9/15/20	7,485	7,566
Allergan Inc.	2.800%	3/15/23	9,290	9,265
Allina Health System	3.887%	4/15/49	4,725	4,987
Altria Group Inc.	4.750%	5/5/21	16,107	16,774
Altria Group Inc.	3.490%	2/14/22	6,150	6,311

77

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Altria Group Inc.	2.850%	8/9/22	13,570	13,686
Altria Group Inc.	2.950%	5/2/23	11,840	11,920
Altria Group Inc.	4.000%	1/31/24	12,162	12,787
Altria Group Inc.	3.800%	2/14/24	12,200	12,706
Altria Group Inc.	4.400%	2/14/26	17,005	18,153
Altria Group Inc.	2.625%	9/16/26	3,785	3,636
Altria Group Inc.	4.800%	2/14/29	28,900	31,126
Altria Group Inc.	5.800%	2/14/39	28,050	31,305
Altria Group Inc.	4.250%	8/9/42	12,174	11,203
Altria Group Inc.	4.500%	5/2/43	12,467	11,860
Altria Group Inc.	5.375%	1/31/44	19,907	21,317
Altria Group Inc.	3.875%	9/16/46	9,892	8,776
Altria Group Inc.	5.950%	2/14/49	26,800	30,317
Altria Group Inc.	6.200%	2/14/59	6,158	6,955
AmerisourceBergen Corp.	3.500%	11/15/21	8,497	8,663
AmerisourceBergen Corp.	3.400%	5/15/24	6,387	6,562
AmerisourceBergen Corp.	3.250%	3/1/25	5,205	5,309
AmerisourceBergen Corp.	3.450%	12/15/27	10,250	10,439
AmerisourceBergen Corp.	4.250%	3/1/45	1,485	1,421
AmerisourceBergen Corp.	4.300%	12/15/47	12,940	12,458
Amgen Inc.	3.450%	10/1/20	3,066	3,105
Amgen Inc.	4.100%	6/15/21	13,330	13,729
Amgen Inc.	1.850%	8/19/21	8,341	8,253
Amgen Inc.	3.875%	11/15/21	8,830	9,099
Amgen Inc.	2.700%	5/1/22	5,370	5,410
Amgen Inc.	2.650%	5/11/22	16,711	16,832
Amgen Inc.	3.625%	5/15/22	17,129	17,638
Amgen Inc.	2.250%	8/19/23	15,000	14,901
Amgen Inc.	3.625%	5/22/24	16,055	16,866
Amgen Inc.	3.125%	5/1/25	9,132	9,336
Amgen Inc.	2.600%	8/19/26	23,262	22,813
Amgen Inc.	3.200%	11/2/27	6,790	6,945
Amgen Inc.	4.950%	10/1/41	6,425	7,184
Amgen Inc.	5.150%	11/15/41	4,765	5,458
Amgen Inc.	4.400%	5/1/45	29,237	30,981
Amgen Inc.	4.563%	6/15/48	19,641	21,320
Amgen Inc.	4.663%	6/15/51	38,953	42,385
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	74,653	81,464
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	150,809	167,513
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	47,284	49,601
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	10,450	10,505
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	11,685	11,789
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	31,544	32,528
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	9,936	10,483
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	15,969	15,670
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	9,816	10,428
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	2,847	2,930
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	16,865	16,982
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	8,125	8,468
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	21,485	23,254
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	27,279	29,368
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	50,380	56,906
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	21,085	24,293
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	16,310	17,258
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,368	5,042
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	5,475	6,489
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	20,186	22,349
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	20,667	19,699
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	24,035	25,535
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	19,241	20,088
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	49,235	59,811

78

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	13,400	14,261
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	11,725	14,617
	Archer-Daniels-Midland Co.	4.479%	3/1/21	5,218	5,413
	Archer-Daniels-Midland Co.	3.375%	3/15/22	7,000	7,219
	Archer-Daniels-Midland Co.	2.500%	8/11/26	10,842	10,847
	Archer-Daniels-Midland Co.	5.935%	10/1/32	3,305	4,262
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,863	2,270
	Archer-Daniels-Midland Co.	4.535%	3/26/42	10,700	12,091
	Archer-Daniels-Midland Co.	4.016%	4/16/43	7,469	7,924
	Archer-Daniels-Midland Co.	3.750%	9/15/47	6,325	6,471
	Archer-Daniels-Midland Co.	4.500%	3/15/49	5,750	6,675
	Ascension Health	3.945%	11/15/46	5,000	5,392
4	Ascension Health	4.847%	11/15/53	7,500	9,218
	AstraZeneca plc	2.375%	11/16/20	17,185	17,183
	AstraZeneca plc	2.375%	6/12/22	10,125	10,189
	AstraZeneca plc	3.500%	8/17/23	11,425	11,882
	AstraZeneca plc	3.375%	11/16/25	19,660	20,530
	AstraZeneca plc	3.125%	6/12/27	6,875	7,030
	AstraZeneca plc	4.000%	1/17/29	10,750	11,718
	AstraZeneca plc	6.450%	9/15/37	24,319	32,711
	AstraZeneca plc	4.000%	9/18/42	13,061	13,678
	AstraZeneca plc	4.375%	11/16/45	12,484	13,772
	AstraZeneca plc	4.375%	8/17/48	5,430	6,061
	BAT Capital Corp.	2.297%	8/14/20	28,450	28,371
	BAT Capital Corp.	2.764%	8/15/22	26,100	26,147
	BAT Capital Corp.	3.222%	8/15/24	24,700	24,903
	BAT Capital Corp.	3.557%	8/15/27	39,275	39,075
	BAT Capital Corp.	4.390%	8/15/37	28,775	27,337
	BAT Capital Corp.	4.540%	8/15/47	17,200	15,891
	Baxalta Inc.	3.600%	6/23/22	1,627	1,659
	Baxalta Inc.	4.000%	6/23/25	8,830	9,394
	Baxalta Inc.	5.250%	6/23/45	3,411	4,129
	Baxter International Inc.	1.700%	8/15/21	7,350	7,255
	Baxter International Inc.	2.600%	8/15/26	5,125	5,055
	Baxter International Inc.	3.500%	8/15/46	5,350	4,988
	Baylor Scott & White Holdings	4.185%	11/15/45	6,360	6,940
	Beam Suntory Inc.	3.250%	5/15/22	2,150	2,186
	Beam Suntory Inc.	3.250%	6/15/23	1,050	1,054
	Becton Dickinson & Co.	3.250%	11/12/20	6,349	6,408
	Becton Dickinson & Co.	3.125%	11/8/21	10,468	10,613
	Becton Dickinson & Co.	2.894%	6/6/22	19,255	19,509
	Becton Dickinson & Co.	3.300%	3/1/23	4,700	4,752
	Becton Dickinson & Co.	3.875%	5/15/24	100	103
	Becton Dickinson & Co.	3.363%	6/6/24	18,815	19,409
	Becton Dickinson & Co.	3.734%	12/15/24	13,737	14,402
	Becton Dickinson & Co.	6.700%	12/1/26	3,450	4,053
	Becton Dickinson & Co.	3.700%	6/6/27	23,106	24,128
	Becton Dickinson & Co.	4.875%	5/15/44	1,428	1,549
	Becton Dickinson & Co.	4.685%	12/15/44	11,607	12,839
	Becton Dickinson & Co.	4.669%	6/6/47	15,750	17,614
	Bestfoods	7.250%	12/15/26	250	324
	Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,450	3,545
	Biogen Inc.	2.900%	9/15/20	22,381	22,481
	Biogen Inc.	3.625%	9/15/22	12,379	12,773
	Biogen Inc.	4.050%	9/15/25	21,960	23,547
	Biogen Inc.	5.200%	9/15/45	22,825	25,483
	Boston Scientific Corp.	3.375%	5/15/22	4,047	4,163
	Boston Scientific Corp.	4.125%	10/1/23	5,525	5,864
	Boston Scientific Corp.	3.450%	3/1/24	4,500	4,705
	Boston Scientific Corp.	3.850%	5/15/25	7,993	8,501
	Boston Scientific Corp.	3.750%	3/1/26	6,375	6,758
	Boston Scientific Corp.	4.000%	3/1/28	12,290	13,228
	Boston Scientific Corp.	4.000%	3/1/29	10,125	10,918
	Boston Scientific Corp.	7.000%	11/15/35	6,095	8,142

79

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Scientific Corp.	4.550%	3/1/39	8,000	8,852
	Boston Scientific Corp.	7.375%	1/15/40	1,415	2,004
	Boston Scientific Corp.	4.700%	3/1/49	10,745	12,317
7	Bristol-Myers Squibb Co.	2.550%	5/14/21	14,100	14,198
7	Bristol-Myers Squibb Co.	2.600%	5/16/22	16,450	16,633
	Bristol-Myers Squibb Co.	2.000%	8/1/22	13,015	12,940
	Bristol-Myers Squibb Co.	7.150%	6/15/23	400	470
	Bristol-Myers Squibb Co.	3.250%	11/1/23	4,200	4,358
7	Bristol-Myers Squibb Co.	2.900%	7/26/24	35,625	36,387
7	Bristol-Myers Squibb Co.	3.200%	6/15/26	23,680	24,537
7	Bristol-Myers Squibb Co.	3.400%	7/26/29	39,480	41,175
7	Bristol-Myers Squibb Co.	4.125%	6/15/39	21,216	22,961
	Bristol-Myers Squibb Co.	3.250%	8/1/42	7,021	6,529
	Bristol-Myers Squibb Co.	4.500%	3/1/44	5,925	6,640
7	Bristol-Myers Squibb Co.	4.250%	10/26/49	40,760	44,864
	Brown-Forman Corp.	3.500%	4/15/25	4,000	4,215
	Brown-Forman Corp.	4.500%	7/15/45	5,778	6,668
	Bunge Ltd. Finance Corp.	3.500%	11/24/20	3,550	3,586
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	10,250	10,286
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	8,000	8,317
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	6,315	6,115
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	8,750	8,589
	Campbell Soup Co.	3.300%	3/15/21	9,750	9,868
	Campbell Soup Co.	4.250%	4/15/21	1,641	1,686
	Campbell Soup Co.	2.500%	8/2/22	1,814	1,803
	Campbell Soup Co.	3.650%	3/15/23	12,990	13,364
	Campbell Soup Co.	3.950%	3/15/25	14,625	15,207
	Campbell Soup Co.	3.300%	3/19/25	3,225	3,228
	Campbell Soup Co.	4.150%	3/15/28	13,090	13,672
	Campbell Soup Co.	3.800%	8/2/42	3,528	3,069
	Campbell Soup Co.	4.800%	3/15/48	8,435	8,547
	Cardinal Health Inc.	4.625%	12/15/20	6,615	6,794
	Cardinal Health Inc.	2.616%	6/15/22	15,980	16,047
	Cardinal Health Inc.	3.200%	6/15/22	3,350	3,416
	Cardinal Health Inc.	3.200%	3/15/23	5,875	5,967
	Cardinal Health Inc.	3.079%	6/15/24	9,290	9,353
	Cardinal Health Inc.	3.500%	11/15/24	3,460	3,549
	Cardinal Health Inc.	3.750%	9/15/25	6,037	6,245
	Cardinal Health Inc.	3.410%	6/15/27	13,674	13,583
	Cardinal Health Inc.	4.600%	3/15/43	5,140	4,839
	Cardinal Health Inc.	4.500%	11/15/44	5,130	4,712
	Cardinal Health Inc.	4.900%	9/15/45	4,370	4,260
	Cardinal Health Inc.	4.368%	6/15/47	6,450	5,899
	Celgene Corp.	2.875%	8/15/20	16,093	16,174
	Celgene Corp.	3.950%	10/15/20	14,116	14,390
	Celgene Corp.	2.875%	2/19/21	2,375	2,394
	Celgene Corp.	2.250%	8/15/21	4,000	3,991
	Celgene Corp.	3.250%	8/15/22	13,300	13,669
	Celgene Corp.	3.550%	8/15/22	6,555	6,785
	Celgene Corp.	2.750%	2/15/23	7,550	7,626
	Celgene Corp.	3.250%	2/20/23	7,355	7,554
	Celgene Corp.	4.000%	8/15/23	5,395	5,707
	Celgene Corp.	3.625%	5/15/24	17,418	18,211
	Celgene Corp.	3.875%	8/15/25	26,693	28,555
	Celgene Corp.	3.450%	11/15/27	8,687	8,983
	Celgene Corp.	3.900%	2/20/28	16,326	17,327
	Celgene Corp.	5.700%	10/15/40	4,725	5,528
	Celgene Corp.	5.250%	8/15/43	5,745	6,785
	Celgene Corp.	4.625%	5/15/44	9,939	11,254
	Celgene Corp.	5.000%	8/15/45	21,472	25,344
	Celgene Corp.	4.350%	11/15/47	17,133	18,885
	Celgene Corp.	4.550%	2/20/48	9,250	10,492
	Children’s Hospital Medical Center	4.268%	5/15/44	2,100	2,342
	Children’s Hospital Medical Center	4.115%	1/1/47	2,300	2,521

80

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CHRISTUS Health	4.341%	7/1/28	6,750	7,478
	Church & Dwight Co. Inc.	2.450%	8/1/22	2,080	2,083
	Church & Dwight Co. Inc.	3.150%	8/1/27	5,350	5,392
	Church & Dwight Co. Inc.	3.950%	8/1/47	4,125	4,135
7	Cigna Corp.	3.200%	9/17/20	18,475	18,629
7	Cigna Corp.	3.400%	9/17/21	15,090	15,378
7	Cigna Corp.	3.750%	7/15/23	12,370	12,858
7	Cigna Corp.	4.125%	11/15/25	14,932	15,860
7	Cigna Corp.	4.375%	10/15/28	34,300	36,860
7	Cigna Corp.	4.800%	8/15/38	17,730	19,009
7	Cigna Corp.	4.900%	12/15/48	33,855	36,757
	City of Hope	5.623%	11/15/43	2,040	2,667
	City of Hope	4.378%	8/15/48	9,600	10,475
	Cleveland Clinic Foundation	4.858%	1/1/14	4,285	5,139
	Clorox Co.	3.800%	11/15/21	1,750	1,814
	Clorox Co.	3.050%	9/15/22	6,422	6,542
	Clorox Co.	3.500%	12/15/24	6,250	6,543
	Clorox Co.	3.100%	10/1/27	5,097	5,215
	Clorox Co.	3.900%	5/15/28	5,400	5,838
	Coca-Cola Co.	1.875%	10/27/20	20,175	20,126
	Coca-Cola Co.	2.450%	11/1/20	16,335	16,399
	Coca-Cola Co.	3.150%	11/15/20	9,064	9,195
	Coca-Cola Co.	1.550%	9/1/21	10,325	10,215
	Coca-Cola Co.	3.300%	9/1/21	7,727	7,933
	Coca-Cola Co.	2.200%	5/25/22	5,447	5,473
	Coca-Cola Co.	2.500%	4/1/23	3,409	3,454
	Coca-Cola Co.	3.200%	11/1/23	15,459	16,086
	Coca-Cola Co.	2.875%	10/27/25	18,265	18,887
	Coca-Cola Co.	2.550%	6/1/26	6,600	6,672
	Coca-Cola Co.	2.250%	9/1/26	20,030	19,854
	Coca-Cola Co.	2.900%	5/25/27	2,000	2,066
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,300	8,695
	Coca-Cola European Partners plc	3.500%	9/15/20	6,450	6,522
	Coca-Cola European Partners plc	3.250%	8/19/21	1,575	1,590
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	9,600	10,066
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	12,325	14,787
	Colgate-Palmolive Co.	2.450%	11/15/21	2,920	2,953
	Colgate-Palmolive Co.	2.300%	5/3/22	7,535	7,615
	Colgate-Palmolive Co.	2.250%	11/15/22	13,775	13,919
	Colgate-Palmolive Co.	1.950%	2/1/23	5,075	5,079
	Colgate-Palmolive Co.	2.100%	5/1/23	5,008	4,994
	Colgate-Palmolive Co.	3.250%	3/15/24	5,400	5,656
	Colgate-Palmolive Co.	4.000%	8/15/45	6,142	6,801
	Colgate-Palmolive Co.	3.700%	8/1/47	6,600	7,011
	CommonSpirit Health	2.950%	11/1/22	4,987	5,035
4	CommonSpirit Health	4.350%	11/1/42	8,825	8,846
	Conagra Brands Inc.	3.800%	10/22/21	11,225	11,534
	Conagra Brands Inc.	3.250%	9/15/22	9,012	9,146
	Conagra Brands Inc.	3.200%	1/25/23	8,288	8,455
	Conagra Brands Inc.	4.300%	5/1/24	12,125	12,844
	Conagra Brands Inc.	4.600%	11/1/25	3,550	3,859
	Conagra Brands Inc.	7.000%	10/1/28	1,070	1,314
	Conagra Brands Inc.	4.850%	11/1/28	14,305	15,815
	Conagra Brands Inc.	8.250%	9/15/30	5,599	7,622
	Conagra Brands Inc.	5.300%	11/1/38	12,075	13,108
	Conagra Brands Inc.	5.400%	11/1/48	13,610	14,838
	Constellation Brands Inc.	2.250%	11/6/20	10,560	10,543
	Constellation Brands Inc.	3.750%	5/1/21	5,380	5,500
	Constellation Brands Inc.	2.700%	5/9/22	8,350	8,396
	Constellation Brands Inc.	2.650%	11/7/22	13,000	13,035
	Constellation Brands Inc.	3.200%	2/15/23	8,250	8,425
	Constellation Brands Inc.	4.250%	5/1/23	18,540	19,652
	Constellation Brands Inc.	4.750%	11/15/24	9,010	9,915
	Constellation Brands Inc.	4.400%	11/15/25	5,720	6,261

81

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Constellation Brands Inc.	4.750%	12/1/25	4,030	4,447
Constellation Brands Inc.	3.700%	12/6/26	7,840	8,227
Constellation Brands Inc.	3.500%	5/9/27	5,400	5,540
Constellation Brands Inc.	3.600%	2/15/28	11,000	11,329
Constellation Brands Inc.	4.650%	11/15/28	5,050	5,622
Constellation Brands Inc.	4.500%	5/9/47	5,250	5,432
Constellation Brands Inc.	4.100%	2/15/48	8,880	8,741
Constellation Brands Inc.	5.250%	11/15/48	5,525	6,394
Covidien International Finance SA	3.200%	6/15/22	16,070	16,507
CVS Health Corp.	2.800%	7/20/20	29,355	29,431
CVS Health Corp.	3.350%	3/9/21	29,063	29,468
CVS Health Corp.	2.125%	6/1/21	20,025	19,886
CVS Health Corp.	3.500%	7/20/22	16,300	16,724
CVS Health Corp.	2.750%	12/1/22	15,780	15,821
CVS Health Corp.	4.750%	12/1/22	5,000	5,307
CVS Health Corp.	3.700%	3/9/23	48,492	50,038
CVS Health Corp.	4.000%	12/5/23	10,336	10,830
CVS Health Corp.	3.375%	8/12/24	13,185	13,488
CVS Health Corp.	4.100%	3/25/25	46,610	49,148
CVS Health Corp.	3.875%	7/20/25	42,233	44,107
CVS Health Corp.	2.875%	6/1/26	24,725	24,238
CVS Health Corp.	4.300%	3/25/28	104,815	110,202
CVS Health Corp.	4.875%	7/20/35	7,200	7,536
CVS Health Corp.	4.780%	3/25/38	48,975	50,635
CVS Health Corp.	6.125%	9/15/39	4,857	5,659
CVS Health Corp.	5.300%	12/5/43	13,875	14,947
CVS Health Corp.	5.125%	7/20/45	40,295	42,909
CVS Health Corp.	5.050%	3/25/48	89,350	94,568
Danaher Corp.	2.400%	9/15/20	4,999	5,005
Danaher Corp.	3.350%	9/15/25	5,550	5,793
Danaher Corp.	4.375%	9/15/45	4,198	4,677
Dartmouth-Hitchcock Health	4.178%	8/1/48	4,600	4,908
Delhaize America LLC	9.000%	4/15/31	3,805	5,483
Diageo Capital plc	4.828%	7/15/20	5,951	6,100
Diageo Capital plc	2.625%	4/29/23	12,676	12,827
Diageo Capital plc	3.500%	9/18/23	270	282
Diageo Capital plc	3.875%	5/18/28	3,500	3,812
Diageo Capital plc	5.875%	9/30/36	2,872	3,752
Diageo Capital plc	3.875%	4/29/43	5,916	6,307
Diageo Investment Corp.	2.875%	5/11/22	20,325	20,679
Diageo Investment Corp.	7.450%	4/15/35	1,450	2,092
Diageo Investment Corp.	4.250%	5/11/42	4,747	5,284
Dignity Health	3.125%	11/1/22	2,000	2,025
Dignity Health	3.812%	11/1/24	4,675	4,923
Dignity Health	4.500%	11/1/42	6,025	6,125
Dignity Health	5.267%	11/1/64	2,075	2,344
Duke University Health System Inc.	3.920%	6/1/47	6,005	6,455
Edwards Lifesciences Corp.	4.300%	6/15/28	3,625	3,896
Eli Lilly & Co.	2.350%	5/15/22	1,750	1,763
Eli Lilly & Co.	2.750%	6/1/25	12,515	12,761
Eli Lilly & Co.	3.100%	5/15/27	6,275	6,528
Eli Lilly & Co.	3.375%	3/15/29	12,505	13,320
Eli Lilly & Co.	5.550%	3/15/37	4,194	5,267
Eli Lilly & Co.	3.875%	3/15/39	8,275	8,913
Eli Lilly & Co.	3.700%	3/1/45	10,492	10,896
Eli Lilly & Co.	3.950%	5/15/47	6,413	6,901
Eli Lilly & Co.	3.950%	3/15/49	16,650	17,986
Eli Lilly & Co.	4.150%	3/15/59	12,550	13,712
Estee Lauder Cos. Inc.	1.700%	5/10/21	5,195	5,148
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,025	7,263
Estee Lauder Cos. Inc.	6.000%	5/15/37	3,212	4,228
Estee Lauder Cos. Inc.	4.375%	6/15/45	5,443	6,256
Estee Lauder Cos. Inc.	4.150%	3/15/47	7,625	8,523
Express Scripts Holding Co.	2.600%	11/30/20	8,100	8,115

82

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Express Scripts Holding Co.	3.300%	2/25/21	21,600	21,883
Express Scripts Holding Co.	4.750%	11/15/21	18,173	19,044
Express Scripts Holding Co.	3.900%	2/15/22	17,868	18,456
Express Scripts Holding Co.	3.050%	11/30/22	9,500	9,637
Express Scripts Holding Co.	3.000%	7/15/23	23,667	23,948
Express Scripts Holding Co.	3.500%	6/15/24	5,587	5,739
Express Scripts Holding Co.	4.500%	2/25/26	22,734	24,547
Express Scripts Holding Co.	3.400%	3/1/27	21,740	22,008
Express Scripts Holding Co.	6.125%	11/15/41	5,175	6,283
Express Scripts Holding Co.	4.800%	7/15/46	20,330	21,373
Flowers Foods Inc.	4.375%	4/1/22	3,637	3,800
Flowers Foods Inc.	3.500%	10/1/26	4,275	4,300
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,160	1,157
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,565	3,852
Genentech Inc.	5.250%	7/15/35	175	211
General Mills Inc.	3.150%	12/15/21	10,578	10,753
General Mills Inc.	2.600%	10/12/22	6,505	6,532
General Mills Inc.	3.700%	10/17/23	17,700	18,516
General Mills Inc.	3.650%	2/15/24	1,250	1,305
General Mills Inc.	4.000%	4/17/25	650	691
General Mills Inc.	3.200%	2/10/27	6,575	6,667
General Mills Inc.	4.200%	4/17/28	16,666	17,906
General Mills Inc.	4.550%	4/17/38	5,550	5,865
General Mills Inc.	5.400%	6/15/40	4,250	4,920
General Mills Inc.	4.150%	2/15/43	5,477	5,392
General Mills Inc.	4.700%	4/17/48	8,200	8,830
Gilead Sciences Inc.	2.550%	9/1/20	21,293	21,348
Gilead Sciences Inc.	4.500%	4/1/21	11,061	11,428
Gilead Sciences Inc.	4.400%	12/1/21	22,084	23,092
Gilead Sciences Inc.	1.950%	3/1/22	5,000	4,970
Gilead Sciences Inc.	3.250%	9/1/22	7,875	8,086
Gilead Sciences Inc.	2.500%	9/1/23	14,372	14,473
Gilead Sciences Inc.	3.700%	4/1/24	31,165	32,902
Gilead Sciences Inc.	3.500%	2/1/25	18,979	19,883
Gilead Sciences Inc.	3.650%	3/1/26	31,955	33,804
Gilead Sciences Inc.	2.950%	3/1/27	13,731	13,924
Gilead Sciences Inc.	4.600%	9/1/35	10,929	12,250
Gilead Sciences Inc.	4.000%	9/1/36	7,562	7,920
Gilead Sciences Inc.	5.650%	12/1/41	11,543	14,376
Gilead Sciences Inc.	4.800%	4/1/44	19,309	21,903
Gilead Sciences Inc.	4.500%	2/1/45	19,374	21,216
Gilead Sciences Inc.	4.750%	3/1/46	25,120	28,400
Gilead Sciences Inc.	4.150%	3/1/47	21,476	22,515
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	9,745	9,925
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	14,700	15,295
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	18,725	19,862
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	21,225	23,163
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	4,011	5,043
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	32,008	44,450
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	3,330	3,712
GlaxoSmithKline Capital plc	3.125%	5/14/21	23,000	23,385
GlaxoSmithKline Capital plc	2.850%	5/8/22	10,931	11,112
GlaxoSmithKline Capital plc	2.875%	6/1/22	21,100	21,467
GlaxoSmithKline Capital plc	3.000%	6/1/24	12,055	12,411
GlaxoSmithKline Capital plc	3.375%	6/1/29	10,250	10,826
Hackensack Meridian Health Inc.	4.211%	7/1/48	6,225	6,782
Hackensack Meridian Health Inc.	4.500%	7/1/57	3,050	3,447
Hasbro Inc.	3.150%	5/15/21	1,590	1,609
Hasbro Inc.	3.500%	9/15/27	700	709
Hasbro Inc.	6.350%	3/15/40	4,226	4,929
Hasbro Inc.	5.100%	5/15/44	6,702	6,859
HCA Inc.	5.875%	3/15/22	4,250	4,643
HCA Inc.	4.750%	5/1/23	13,600	14,535
HCA Inc.	5.000%	3/15/24	22,864	24,865

83

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HCA Inc.	5.250%	4/15/25	24,635	27,283
HCA Inc.	5.250%	6/15/26	17,075	18,847
HCA Inc.	4.500%	2/15/27	1,925	2,045
HCA Inc.	4.125%	6/15/29	23,482	24,128
HCA Inc.	5.125%	6/15/39	11,025	11,494
HCA Inc.	5.500%	6/15/47	18,535	19,856
HCA Inc.	5.250%	6/15/49	20,750	21,580
Hershey Co.	4.125%	12/1/20	6,295	6,469
Hershey Co.	3.100%	5/15/21	7,275	7,395
Hershey Co.	2.625%	5/1/23	7,400	7,507
Hershey Co.	3.375%	5/15/23	9,600	10,032
Hershey Co.	3.200%	8/21/25	3,870	4,046
Hershey Co.	2.300%	8/15/26	5,575	5,458
Hillshire Brands Co.	4.100%	9/15/20	2,002	2,031
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	6,775	7,323
Ingredion Inc.	4.625%	11/1/20	1,085	1,115
Ingredion Inc.	3.200%	10/1/26	5,485	5,449
JM Smucker Co.	3.500%	10/15/21	7,375	7,547
JM Smucker Co.	3.000%	3/15/22	2,870	2,904
JM Smucker Co.	3.500%	3/15/25	7,445	7,708
JM Smucker Co.	3.375%	12/15/27	11,150	11,342
JM Smucker Co.	4.250%	3/15/35	5,800	5,910
JM Smucker Co.	4.375%	3/15/45	6,925	6,995
Johns Hopkins Health System Corp.	3.837%	5/15/46	4,875	5,159
Johnson & Johnson	2.950%	9/1/20	5,646	5,706
Johnson & Johnson	1.950%	11/10/20	3,150	3,151
Johnson & Johnson	1.650%	3/1/21	18,455	18,338
Johnson & Johnson	2.450%	12/5/21	7,050	7,127
Johnson & Johnson	2.250%	3/3/22	12,343	12,425
Johnson & Johnson	2.050%	3/1/23	10,000	10,005
Johnson & Johnson	3.375%	12/5/23	8,350	8,820
Johnson & Johnson	2.625%	1/15/25	9,730	9,915
Johnson & Johnson	2.450%	3/1/26	22,801	22,858
Johnson & Johnson	2.950%	3/3/27	11,225	11,618
Johnson & Johnson	2.900%	1/15/28	14,668	15,152
Johnson & Johnson	6.950%	9/1/29	2,695	3,686
Johnson & Johnson	4.950%	5/15/33	6,405	7,955
Johnson & Johnson	4.375%	12/5/33	12,999	15,254
Johnson & Johnson	3.550%	3/1/36	10,704	11,301
Johnson & Johnson	3.625%	3/3/37	14,450	15,452
Johnson & Johnson	5.950%	8/15/37	10,300	14,287
Johnson & Johnson	3.400%	1/15/38	10,352	10,770
Johnson & Johnson	5.850%	7/15/38	4,692	6,305
Johnson & Johnson	4.500%	9/1/40	7,271	8,480
Johnson & Johnson	4.850%	5/15/41	760	915
Johnson & Johnson	4.500%	12/5/43	7,848	9,318
Johnson & Johnson	3.700%	3/1/46	18,218	19,764
Johnson & Johnson	3.750%	3/3/47	18,570	20,328
Johnson & Johnson	3.500%	1/15/48	11,428	11,962
Kaiser Foundation Hospitals	3.500%	4/1/22	3,365	3,487
Kaiser Foundation Hospitals	3.150%	5/1/27	6,352	6,523
Kaiser Foundation Hospitals	4.875%	4/1/42	8,325	9,942
Kaiser Foundation Hospitals	4.150%	5/1/47	13,966	15,527
Kellogg Co.	4.000%	12/15/20	10,527	10,763
Kellogg Co.	3.250%	5/14/21	5,000	5,096
Kellogg Co.	2.650%	12/1/23	12,699	12,828
Kellogg Co.	3.250%	4/1/26	8,175	8,294
Kellogg Co.	3.400%	11/15/27	10,100	10,240
Kellogg Co.	4.300%	5/15/28	2,550	2,759
Kellogg Co.	7.450%	4/1/31	750	1,006
Kellogg Co.	4.500%	4/1/46	11,925	11,825
Keurig Dr Pepper Inc.	3.551%	5/25/21	12,200	12,436
Keurig Dr Pepper Inc.	2.700%	11/15/22	4,072	4,071
Keurig Dr Pepper Inc.	4.057%	5/25/23	20,125	21,086

84

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Keurig Dr Pepper Inc.	3.130%	12/15/23	5,450	5,526
Keurig Dr Pepper Inc.	4.417%	5/25/25	9,925	10,566
Keurig Dr Pepper Inc.	3.400%	11/15/25	7,400	7,554
Keurig Dr Pepper Inc.	2.550%	9/15/26	5,624	5,366
Keurig Dr Pepper Inc.	3.430%	6/15/27	7,250	7,307
Keurig Dr Pepper Inc.	4.597%	5/25/28	23,030	25,191
Keurig Dr Pepper Inc.	7.450%	5/1/38	678	909
Keurig Dr Pepper Inc.	4.985%	5/25/38	4,675	5,141
Keurig Dr Pepper Inc.	4.500%	11/15/45	10,071	10,156
Keurig Dr Pepper Inc.	4.420%	12/15/46	1,885	1,866
Keurig Dr Pepper Inc.	5.085%	5/25/48	5,225	5,793
Kimberly-Clark Corp.	3.625%	8/1/20	9,444	9,602
Kimberly-Clark Corp.	3.875%	3/1/21	575	590
Kimberly-Clark Corp.	2.400%	3/1/22	5,925	5,961
Kimberly-Clark Corp.	2.400%	6/1/23	4,247	4,260
Kimberly-Clark Corp.	3.050%	8/15/25	3,530	3,660
Kimberly-Clark Corp.	2.750%	2/15/26	4,660	4,760
Kimberly-Clark Corp.	3.950%	11/1/28	3,700	4,077
Kimberly-Clark Corp.	3.200%	4/25/29	4,330	4,554
Kimberly-Clark Corp.	6.625%	8/1/37	2,253	3,199
Kimberly-Clark Corp.	5.300%	3/1/41	8,368	10,593
Kimberly-Clark Corp.	3.700%	6/1/43	3,129	3,179
Kimberly-Clark Corp.	3.200%	7/30/46	6,740	6,455
Kimberly-Clark Corp.	3.900%	5/4/47	3,655	3,920
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,344	2,689
Koninklijke Philips NV	6.875%	3/11/38	4,595	6,326
Koninklijke Philips NV	5.000%	3/15/42	9,499	11,040
Kraft Foods Group Inc.	3.500%	6/6/22	6,506	6,672
Kraft Foods Group Inc.	6.875%	1/26/39	12,754	15,243
Kraft Foods Group Inc.	6.500%	2/9/40	6,935	8,103
Kraft Foods Group Inc.	5.000%	6/4/42	21,429	22,040
Kraft Heinz Foods Co.	2.800%	7/2/20	19,630	19,665
Kraft Heinz Foods Co.	3.375%	6/15/21	4,000	4,055
Kraft Heinz Foods Co.	3.500%	7/15/22	14,450	14,759
Kraft Heinz Foods Co.	4.000%	6/15/23	23,349	24,403
Kraft Heinz Foods Co.	3.950%	7/15/25	23,670	24,550
Kraft Heinz Foods Co.	3.000%	6/1/26	22,335	21,712
Kraft Heinz Foods Co.	4.625%	1/30/29	12,650	13,569
Kraft Heinz Foods Co.	5.000%	7/15/35	10,845	11,403
Kraft Heinz Foods Co.	5.200%	7/15/45	22,917	23,965
Kraft Heinz Foods Co.	4.375%	6/1/46	30,267	28,593
Kroger Co.	3.300%	1/15/21	4,257	4,312
Kroger Co.	2.600%	2/1/21	4,693	4,708
Kroger Co.	2.950%	11/1/21	7,384	7,469
Kroger Co.	3.400%	4/15/22	3,683	3,777
Kroger Co.	2.800%	8/1/22	2,375	2,399
Kroger Co.	3.850%	8/1/23	6,340	6,639
Kroger Co.	4.000%	2/1/24	5,186	5,457
Kroger Co.	3.500%	2/1/26	4,300	4,379
Kroger Co.	2.650%	10/15/26	12,900	12,443
Kroger Co.	3.700%	8/1/27	5,200	5,340
Kroger Co.	4.500%	1/15/29	1,275	1,387
Kroger Co.	7.700%	6/1/29	5,250	6,699
Kroger Co.	8.000%	9/15/29	4,085	5,415
Kroger Co.	7.500%	4/1/31	4,820	6,356
Kroger Co.	6.900%	4/15/38	5,419	6,799
Kroger Co.	5.400%	7/15/40	3,937	4,229
Kroger Co.	5.000%	4/15/42	5,075	5,216
Kroger Co.	5.150%	8/1/43	2,255	2,380
Kroger Co.	3.875%	10/15/46	5,465	4,856
Kroger Co.	4.450%	2/1/47	11,239	10,945
Kroger Co.	4.650%	1/15/48	6,890	6,918
Laboratory Corp. of America Holdings	3.200%	2/1/22	6,980	7,088
Laboratory Corp. of America Holdings	3.750%	8/23/22	1,485	1,534

85

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,800	2,930
	Laboratory Corp. of America Holdings	3.250%	9/1/24	7,765	7,907
	Laboratory Corp. of America Holdings	3.600%	2/1/25	12,410	12,817
	Laboratory Corp. of America Holdings	3.600%	9/1/27	6,450	6,626
	Laboratory Corp. of America Holdings	4.700%	2/1/45	10,895	11,229
	Life Technologies Corp.	5.000%	1/15/21	3,725	3,843
4	Mayo Clinic	3.774%	11/15/43	6,102	6,420
4	Mayo Clinic	4.000%	11/15/47	3,275	3,535
4	Mayo Clinic	4.128%	11/15/52	1,975	2,194
	McCormick & Co. Inc.	3.900%	7/15/21	3,025	3,104
	McCormick & Co. Inc.	2.700%	8/15/22	1,330	1,340
	McCormick & Co. Inc.	3.150%	8/15/24	10,483	10,694
	McCormick & Co. Inc.	3.400%	8/15/27	11,907	12,139
	McCormick & Co. Inc.	4.200%	8/15/47	3,467	3,552
	McKesson Corp.	3.650%	11/30/20	9,000	9,139
	McKesson Corp.	2.700%	12/15/22	5,800	5,813
	McKesson Corp.	2.850%	3/15/23	250	251
	McKesson Corp.	3.796%	3/15/24	12,080	12,655
	McKesson Corp.	3.950%	2/16/28	4,632	4,780
	McKesson Corp.	4.750%	5/30/29	2,150	2,329
	Mead Johnson Nutrition Co.	3.000%	11/15/20	5,794	5,846
	Mead Johnson Nutrition Co.	4.125%	11/15/25	8,407	9,049
	Mead Johnson Nutrition Co.	5.900%	11/1/39	6,800	8,882
	Mead Johnson Nutrition Co.	4.600%	6/1/44	6,615	7,613
	Medtronic Global Holdings SCA	3.350%	4/1/27	7,263	7,701
	Medtronic Inc.	3.150%	3/15/22	47,944	49,262
	Medtronic Inc.	2.750%	4/1/23	950	969
	Medtronic Inc.	3.625%	3/15/24	9,611	10,182
	Medtronic Inc.	3.500%	3/15/25	43,103	45,871
	Medtronic Inc.	4.375%	3/15/35	38,897	44,675
	Medtronic Inc.	5.550%	3/15/40	3,750	4,821
	Medtronic Inc.	4.625%	3/15/45	23,733	28,607
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,175	1,475
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	8,000	8,952
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,100	1,246
	Merck & Co. Inc.	3.875%	1/15/21	12,157	12,436
	Merck & Co. Inc.	2.350%	2/10/22	12,728	12,827
	Merck & Co. Inc.	2.400%	9/15/22	10,804	10,911
	Merck & Co. Inc.	2.800%	5/18/23	20,099	20,608
	Merck & Co. Inc.	2.900%	3/7/24	4,725	4,878
	Merck & Co. Inc.	2.750%	2/10/25	28,565	29,320
	Merck & Co. Inc.	3.400%	3/7/29	18,950	20,163
	Merck & Co. Inc.	6.500%	12/1/33	7,575	10,594
	Merck & Co. Inc.	3.900%	3/7/39	10,800	11,752
	Merck & Co. Inc.	3.600%	9/15/42	9,687	10,001
	Merck & Co. Inc.	4.150%	5/18/43	14,172	15,783
	Merck & Co. Inc.	3.700%	2/10/45	24,706	26,026
	Merck & Co. Inc.	4.000%	3/7/49	22,125	24,519
	Mercy Health	4.302%	7/1/28	2,250	2,486
	Molson Coors Brewing Co.	2.100%	7/15/21	10,950	10,881
	Molson Coors Brewing Co.	3.500%	5/1/22	1,800	1,847
	Molson Coors Brewing Co.	3.000%	7/15/26	22,378	22,107
	Molson Coors Brewing Co.	5.000%	5/1/42	11,858	12,503
	Molson Coors Brewing Co.	4.200%	7/15/46	20,707	19,853
	Mondelez International Inc.	3.625%	2/13/26	4,500	4,724
4	Montefiore Obligated Group	5.246%	11/1/48	11,700	12,871
4	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,775	2,816
	Mylan Inc.	4.200%	11/29/23	13,670	13,752
	Mylan Inc.	4.550%	4/15/28	7,075	6,920
	Mylan Inc.	5.400%	11/29/43	7,074	6,546
	Mylan Inc.	5.200%	4/15/48	8,550	7,876
	Mylan NV	3.150%	6/15/21	12,680	12,678
	Mylan NV	3.950%	6/15/26	18,635	17,978
	Mylan NV	5.250%	6/15/46	10,450	9,759

86

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York & Presbyterian Hospital	4.024%	8/1/45	7,346	8,139
	New York & Presbyterian Hospital	4.063%	8/1/56	4,675	5,061
	Newell Brands Inc.	4.000%	6/15/22	250	256
	Newell Brands Inc.	3.850%	4/1/23	28,246	28,654
	Newell Brands Inc.	4.000%	12/1/24	9,925	9,944
	Newell Brands Inc.	4.200%	4/1/26	20,515	20,359
	Newell Brands Inc.	5.375%	4/1/36	11,374	11,150
	Newell Brands Inc.	5.500%	4/1/46	5,598	5,417
	Northwell Healthcare Inc.	3.979%	11/1/46	9,225	9,397
	Northwell Healthcare Inc.	4.260%	11/1/47	10,000	10,694
	Novartis Capital Corp.	2.400%	5/17/22	20,800	20,959
	Novartis Capital Corp.	2.400%	9/21/22	22,094	22,272
	Novartis Capital Corp.	3.400%	5/6/24	6,445	6,807
	Novartis Capital Corp.	3.000%	11/20/25	20,377	21,043
	Novartis Capital Corp.	3.100%	5/17/27	12,055	12,585
	Novartis Capital Corp.	3.700%	9/21/42	7,513	7,880
	Novartis Capital Corp.	4.400%	5/6/44	20,235	23,558
	Novartis Capital Corp.	4.000%	11/20/45	13,181	14,547
	NYU Hospitals Center	4.784%	7/1/44	3,900	4,675
4	NYU Hospitals Center	4.368%	7/1/47	5,790	6,532
	Orlando Health Obligated Group	4.089%	10/1/48	2,750	2,897
	Partners Healthcare System Inc.	3.765%	7/1/48	875	895
	Partners Healthcare System Inc.	4.117%	7/1/55	3,125	3,368
	PeaceHealth Obligated Group	4.787%	11/15/48	4,175	4,996
	PepsiCo Inc.	2.150%	10/14/20	20,178	20,208
	PepsiCo Inc.	3.125%	11/1/20	6,583	6,673
	PepsiCo Inc.	2.000%	4/15/21	12,595	12,589
	PepsiCo Inc.	3.000%	8/25/21	13,712	14,010
	PepsiCo Inc.	1.700%	10/6/21	8,500	8,428
	PepsiCo Inc.	2.750%	3/5/22	13,420	13,700
	PepsiCo Inc.	2.250%	5/2/22	3,925	3,938
	PepsiCo Inc.	3.100%	7/17/22	5,525	5,693
	PepsiCo Inc.	2.750%	3/1/23	5,691	5,825
	PepsiCo Inc.	3.600%	3/1/24	7,213	7,642
	PepsiCo Inc.	2.750%	4/30/25	11,598	11,899
	PepsiCo Inc.	3.500%	7/17/25	11,170	11,862
	PepsiCo Inc.	2.850%	2/24/26	4,148	4,256
	PepsiCo Inc.	2.375%	10/6/26	14,440	14,365
	PepsiCo Inc.	3.000%	10/15/27	23,879	24,723
	PepsiCo Inc.	4.000%	3/5/42	11,650	12,819
	PepsiCo Inc.	3.600%	8/13/42	7,378	7,637
	PepsiCo Inc.	4.250%	10/22/44	9,275	10,537
	PepsiCo Inc.	4.600%	7/17/45	6,020	7,204
	PepsiCo Inc.	4.450%	4/14/46	15,626	18,595
	PepsiCo Inc.	3.450%	10/6/46	16,075	16,494
	PepsiCo Inc.	4.000%	5/2/47	3,675	4,129
	PerkinElmer Inc.	5.000%	11/15/21	5,425	5,684
	Perrigo Finance Unlimited Co.	3.500%	3/15/21	4,626	4,614
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	2,167	2,149
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	10,300	10,241
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	8,986	8,980
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	4,237	3,685
	Pfizer Inc.	5.200%	8/12/20	25	26
	Pfizer Inc.	1.950%	6/3/21	18,975	18,919
	Pfizer Inc.	3.000%	9/15/21	8,285	8,454
	Pfizer Inc.	2.200%	12/15/21	5,279	5,292
	Pfizer Inc.	2.800%	3/11/22	8,680	8,928
	Pfizer Inc.	3.000%	6/15/23	9,910	10,200
	Pfizer Inc.	3.200%	9/15/23	7,050	7,333
	Pfizer Inc.	2.950%	3/15/24	9,000	9,290
	Pfizer Inc.	3.400%	5/15/24	5,059	5,336
	Pfizer Inc.	2.750%	6/3/26	15,160	15,338
	Pfizer Inc.	3.000%	12/15/26	20,198	20,782
	Pfizer Inc.	3.600%	9/15/28	14,600	15,707

87

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	3.450%	3/15/29	21,385	22,588
	Pfizer Inc.	4.000%	12/15/36	12,450	13,563
	Pfizer Inc.	4.100%	9/15/38	8,875	9,774
	Pfizer Inc.	3.900%	3/15/39	15,700	16,911
	Pfizer Inc.	7.200%	3/15/39	14,664	22,273
	Pfizer Inc.	5.600%	9/15/40	900	1,170
	Pfizer Inc.	4.300%	6/15/43	10,771	12,131
	Pfizer Inc.	4.400%	5/15/44	15,825	18,075
	Pfizer Inc.	4.125%	12/15/46	11,829	13,073
	Pfizer Inc.	4.200%	9/15/48	13,955	15,671
	Pfizer Inc.	4.000%	3/15/49	18,325	19,932
	Pharmacia LLC	6.600%	12/1/28	6,340	8,226
	Philip Morris International Inc.	1.875%	2/25/21	4,576	4,545
	Philip Morris International Inc.	4.125%	5/17/21	3,077	3,176
	Philip Morris International Inc.	2.900%	11/15/21	3,890	3,937
	Philip Morris International Inc.	2.375%	8/17/22	8,200	8,218
	Philip Morris International Inc.	2.500%	8/22/22	2,020	2,027
	Philip Morris International Inc.	2.500%	11/2/22	8,325	8,349
	Philip Morris International Inc.	2.625%	3/6/23	6,340	6,383
	Philip Morris International Inc.	2.125%	5/10/23	7,000	6,920
	Philip Morris International Inc.	3.600%	11/15/23	11,859	12,365
	Philip Morris International Inc.	2.875%	5/1/24	12,175	12,344
	Philip Morris International Inc.	3.250%	11/10/24	11,975	12,351
	Philip Morris International Inc.	3.375%	8/11/25	7,624	7,919
	Philip Morris International Inc.	2.750%	2/25/26	17,750	17,822
	Philip Morris International Inc.	3.125%	8/17/27	1,885	1,925
	Philip Morris International Inc.	3.125%	3/2/28	5,425	5,488
	Philip Morris International Inc.	3.375%	8/15/29	10,250	10,523
	Philip Morris International Inc.	6.375%	5/16/38	16,867	22,203
	Philip Morris International Inc.	4.375%	11/15/41	11,112	11,645
	Philip Morris International Inc.	4.500%	3/20/42	7,348	7,873
	Philip Morris International Inc.	3.875%	8/21/42	5,710	5,633
	Philip Morris International Inc.	4.125%	3/4/43	8,035	8,190
	Philip Morris International Inc.	4.875%	11/15/43	9,520	10,781
	Philip Morris International Inc.	4.250%	11/10/44	13,955	14,536
4	Procter & Gamble - Esop	9.360%	1/1/21	1,408	1,511
	Procter & Gamble Co.	1.900%	10/23/20	10,940	10,926
	Procter & Gamble Co.	1.850%	2/2/21	7,419	7,406
	Procter & Gamble Co.	1.700%	11/3/21	11,216	11,134
	Procter & Gamble Co.	2.300%	2/6/22	9,828	9,906
	Procter & Gamble Co.	2.150%	8/11/22	1,040	1,045
	Procter & Gamble Co.	3.100%	8/15/23	12,642	13,148
	Procter & Gamble Co.	2.700%	2/2/26	5,564	5,659
	Procter & Gamble Co.	2.450%	11/3/26	11,300	11,319
	Procter & Gamble Co.	2.850%	8/11/27	1,520	1,572
	Procter & Gamble Co.	3.500%	10/25/47	9,340	9,940
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,000	1,994
4	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,868	4,984
4	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	3,775	3,997
	Quest Diagnostics Inc.	4.700%	4/1/21	2,800	2,899
	Quest Diagnostics Inc.	4.250%	4/1/24	4,565	4,842
	Quest Diagnostics Inc.	3.500%	3/30/25	5,420	5,584
	Quest Diagnostics Inc.	3.450%	6/1/26	6,554	6,693
	Quest Diagnostics Inc.	4.200%	6/30/29	6,450	6,900
	Quest Diagnostics Inc.	5.750%	1/30/40	1,368	1,530
	Quest Diagnostics Inc.	4.700%	3/30/45	1,882	1,949
	Reynolds American Inc.	4.000%	6/12/22	8,780	9,106
	Reynolds American Inc.	4.850%	9/15/23	3,425	3,671
	Reynolds American Inc.	4.450%	6/12/25	37,125	39,314
	Reynolds American Inc.	5.700%	8/15/35	12,823	14,073
	Reynolds American Inc.	7.250%	6/15/37	5,209	6,434
	Reynolds American Inc.	8.125%	5/1/40	2,569	3,257
	Reynolds American Inc.	7.000%	8/4/41	3,375	4,010
	Reynolds American Inc.	6.150%	9/15/43	3,500	3,809

88

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reynolds American Inc.	5.850%	8/15/45	23,234	24,725
	RWJ Barnabas Health Inc.	3.949%	7/1/46	4,720	4,891
	Sanofi	4.000%	3/29/21	14,144	14,571
	Sanofi	3.375%	6/19/23	15,300	15,934
	Sanofi	3.625%	6/19/28	12,875	13,789
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	39,668	39,592
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	43,060	43,436
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	34,492	34,778
	SSM Health Care Corp.	3.688%	6/1/23	8,575	8,974
	SSM Health Care Corp.	3.823%	6/1/27	5,200	5,516
	Stanford Health Care	3.795%	11/15/48	6,350	6,802
	Stryker Corp.	2.625%	3/15/21	20,325	20,411
	Stryker Corp.	3.375%	5/15/24	15,795	16,392
	Stryker Corp.	3.375%	11/1/25	8,225	8,654
	Stryker Corp.	3.500%	3/15/26	9,015	9,417
	Stryker Corp.	3.650%	3/7/28	4,845	5,094
	Stryker Corp.	4.100%	4/1/43	4,175	4,344
	Stryker Corp.	4.375%	5/15/44	3,875	4,181
	Stryker Corp.	4.625%	3/15/46	7,185	8,183
	Sutter Health	3.695%	8/15/28	3,700	3,947
	Sutter Health	4.091%	8/15/48	4,950	5,279
	Sysco Corp.	2.600%	10/1/20	6,000	6,019
	Sysco Corp.	2.500%	7/15/21	4,750	4,761
	Sysco Corp.	2.600%	6/12/22	1,150	1,159
	Sysco Corp.	3.550%	3/15/25	4,740	4,941
	Sysco Corp.	3.750%	10/1/25	6,640	7,048
	Sysco Corp.	3.300%	7/15/26	8,720	8,953
	Sysco Corp.	3.250%	7/15/27	19,786	20,228
	Sysco Corp.	4.850%	10/1/45	4,635	5,209
	Sysco Corp.	4.500%	4/1/46	5,265	5,707
	Sysco Corp.	4.450%	3/15/48	6,475	7,037
7	Takeda Pharmaceutical Co. Ltd.	3.800%	11/26/20	10,500	10,688
7	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	12,900	13,326
7	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	13,975	14,902
7	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	18,850	21,377
4	Texas Health Resources	4.330%	11/15/55	1,725	1,922
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	8,850	9,159
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	8,019	8,205
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	8,905	9,115
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	7,465	7,647
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	12,250	12,539
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	7,039	7,524
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	8,575	9,039
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	12,955	13,006
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	11,490	11,715
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	6,001	7,305
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	5,600	5,949
	Toledo Hospital	5.325%	11/15/28	3,425	3,741
	Trinity Health Corp.	4.125%	12/1/45	6,615	7,144
	Tupperware Brands Corp.	4.750%	6/1/21	5,960	6,117
	Tyson Foods Inc.	2.250%	8/23/21	2,250	2,242
	Tyson Foods Inc.	4.500%	6/15/22	16,533	17,435
	Tyson Foods Inc.	3.900%	9/28/23	2,950	3,105
	Tyson Foods Inc.	3.950%	8/15/24	18,641	19,639
	Tyson Foods Inc.	3.550%	6/2/27	14,490	15,007
	Tyson Foods Inc.	4.350%	3/1/29	13,418	14,667
	Tyson Foods Inc.	4.875%	8/15/34	7,754	8,714
	Tyson Foods Inc.	5.150%	8/15/44	5,300	5,822
	Tyson Foods Inc.	4.550%	6/2/47	8,775	9,148
	Tyson Foods Inc.	5.100%	9/28/48	16,345	18,417
	Unilever Capital Corp.	2.100%	7/30/20	8,750	8,735
	Unilever Capital Corp.	4.250%	2/10/21	10,720	11,069
	Unilever Capital Corp.	2.750%	3/22/21	3,520	3,557
	Unilever Capital Corp.	1.375%	7/28/21	9,130	8,989

89

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Unilever Capital Corp.	3.000%	3/7/22	6,000	6,128
Unilever Capital Corp.	3.250%	3/7/24	13,450	13,908
Unilever Capital Corp.	2.600%	5/5/24	15,725	15,820
Unilever Capital Corp.	3.100%	7/30/25	7,200	7,417
Unilever Capital Corp.	2.000%	7/28/26	10,125	9,763
Unilever Capital Corp.	2.900%	5/5/27	2,050	2,092
Unilever Capital Corp.	3.500%	3/22/28	14,375	15,316
Unilever Capital Corp.	5.900%	11/15/32	7,250	9,622
Whirlpool Corp.	4.850%	6/15/21	2,763	2,880
Whirlpool Corp.	4.700%	6/1/22	4,030	4,245
Whirlpool Corp.	4.000%	3/1/24	3,429	3,587
Whirlpool Corp.	3.700%	5/1/25	2,655	2,741
Whirlpool Corp.	4.750%	2/26/29	8,600	9,232
Whirlpool Corp.	4.500%	6/1/46	6,407	6,100
Wyeth LLC	7.250%	3/1/23	2,400	2,815
Wyeth LLC	6.450%	2/1/24	8,125	9,598
Wyeth LLC	6.500%	2/1/34	8,000	11,119
Wyeth LLC	6.000%	2/15/36	5,465	7,229
Wyeth LLC	5.950%	4/1/37	23,213	30,757
Zeneca Wilmington Inc.	7.000%	11/15/23	4,275	5,007
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	5,825	5,932
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,925	9,062
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	2,550	2,632
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	21,280	21,932
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,650	1,894
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	9,970	10,008
Zoetis Inc.	3.450%	11/13/20	5,000	5,064
Zoetis Inc.	3.250%	8/20/21	3,300	3,354
Zoetis Inc.	3.250%	2/1/23	14,395	14,776
Zoetis Inc.	4.500%	11/13/25	4,200	4,571
Zoetis Inc.	3.000%	9/12/27	9,679	9,690
Zoetis Inc.	3.900%	8/20/28	5,700	6,089
Zoetis Inc.	4.700%	2/1/43	13,303	15,003
Zoetis Inc.	3.950%	9/12/47	5,650	5,703
Zoetis Inc.	4.450%	8/20/48	4,025	4,409

Energy (2.4%)
Anadarko Finance Co.	7.500%	5/1/31	8,811	11,580
Anadarko Petroleum Corp.	4.850%	3/15/21	3,377	3,494
Anadarko Petroleum Corp.	5.550%	3/15/26	18,663	20,934
Anadarko Petroleum Corp.	6.450%	9/15/36	19,535	23,863
Anadarko Petroleum Corp.	7.950%	6/15/39	3,480	4,764
Anadarko Petroleum Corp.	6.200%	3/15/40	16,028	19,199
Anadarko Petroleum Corp.	4.500%	7/15/44	2,390	2,424
Anadarko Petroleum Corp.	6.600%	3/15/46	8,975	11,618
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	1,850	1,894
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.250%	12/1/27	11,160	11,774
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.200%	12/1/47	7,650	8,166
Apache Corp.	3.625%	2/1/21	1,545	1,566
Apache Corp.	3.250%	4/15/22	3,020	3,069
Apache Corp.	4.375%	10/15/28	9,130	9,516
Apache Corp.	7.750%	12/15/29	1,070	1,351
Apache Corp.	5.100%	9/1/40	17,361	17,504
Apache Corp.	5.250%	2/1/42	8,884	9,041
Apache Corp.	4.750%	4/15/43	14,090	13,636
Apache Corp.	4.250%	1/15/44	12,991	11,730
Baker Hughes a GE Co. LLC	3.200%	8/15/21	4,677	4,740
Baker Hughes a GE Co. LLC	5.125%	9/15/40	13,482	14,810
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	13,350	13,484
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	15,645	15,737
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	14,990	14,492

90

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boardwalk Pipelines LP	3.375%	2/1/23	3,425	3,448
Boardwalk Pipelines LP	4.950%	12/15/24	7,950	8,470
Boardwalk Pipelines LP	5.950%	6/1/26	12,360	13,727
Boardwalk Pipelines LP	4.450%	7/15/27	8,912	9,108
Boardwalk Pipelines LP	4.800%	5/3/29	3,000	3,125
BP Capital Markets America Inc.	4.500%	10/1/20	1,000	1,027
BP Capital Markets America Inc.	4.742%	3/11/21	17,445	18,161
BP Capital Markets America Inc.	2.112%	9/16/21	9,351	9,336
BP Capital Markets America Inc.	3.245%	5/6/22	20,561	21,144
BP Capital Markets America Inc.	2.520%	9/19/22	7,950	7,990
BP Capital Markets America Inc.	2.750%	5/10/23	24,150	24,437
BP Capital Markets America Inc.	3.216%	11/28/23	18,249	18,786
BP Capital Markets America Inc.	3.790%	2/6/24	3,460	3,664
BP Capital Markets America Inc.	3.224%	4/14/24	707	731
BP Capital Markets America Inc.	3.796%	9/21/25	10,235	10,907
BP Capital Markets America Inc.	3.410%	2/11/26	5,300	5,566
BP Capital Markets America Inc.	3.119%	5/4/26	13,798	14,081
BP Capital Markets America Inc.	3.017%	1/16/27	5,725	5,841
BP Capital Markets America Inc.	3.937%	9/21/28	12,650	13,726
BP Capital Markets America Inc.	4.234%	11/6/28	12,400	13,734
BP Capital Markets plc	3.561%	11/1/21	15,040	15,511
BP Capital Markets plc	3.062%	3/17/22	4,250	4,344
BP Capital Markets plc	2.500%	11/6/22	14,587	14,662
BP Capital Markets plc	3.994%	9/26/23	6,105	6,493
BP Capital Markets plc	3.814%	2/10/24	6,181	6,550
BP Capital Markets plc	3.535%	11/4/24	23,801	24,992
BP Capital Markets plc	3.506%	3/17/25	14,381	15,097
BP Capital Markets plc	3.279%	9/19/27	22,925	23,661
BP Capital Markets plc	3.723%	11/28/28	8,634	9,250
Buckeye Partners LP	4.150%	7/1/23	4,377	4,240
Buckeye Partners LP	4.350%	10/15/24	800	764
Buckeye Partners LP	3.950%	12/1/26	8,530	7,549
Buckeye Partners LP	5.850%	11/15/43	6,900	5,751
Burlington Resources Finance Co.	7.200%	8/15/31	3,425	4,731
Burlington Resources Finance Co.	7.400%	12/1/31	5,765	8,180
Canadian Natural Resources Ltd.	3.450%	11/15/21	5,563	5,681
Canadian Natural Resources Ltd.	2.950%	1/15/23	14,245	14,352
Canadian Natural Resources Ltd.	3.800%	4/15/24	5,423	5,645
Canadian Natural Resources Ltd.	3.900%	2/1/25	140	146
Canadian Natural Resources Ltd.	3.850%	6/1/27	14,978	15,519
Canadian Natural Resources Ltd.	7.200%	1/15/32	5,018	6,550
Canadian Natural Resources Ltd.	6.450%	6/30/33	6,295	7,800
Canadian Natural Resources Ltd.	5.850%	2/1/35	3,725	4,318
Canadian Natural Resources Ltd.	6.500%	2/15/37	6,822	8,484
Canadian Natural Resources Ltd.	6.250%	3/15/38	11,149	13,702
Canadian Natural Resources Ltd.	6.750%	2/1/39	4,454	5,739
Canadian Natural Resources Ltd.	4.950%	6/1/47	7,100	8,066
Cenovus Energy Inc.	5.700%	10/15/19	6,000	6,045
Cenovus Energy Inc.	3.000%	8/15/22	6,975	7,001
Cenovus Energy Inc.	3.800%	9/15/23	17,500	17,981
Cenovus Energy Inc.	4.250%	4/15/27	12,285	12,715
Cenovus Energy Inc.	5.250%	6/15/37	14,402	14,978
Cenovus Energy Inc.	6.750%	11/15/39	14,837	17,730
Cenovus Energy Inc.	5.400%	6/15/47	6,685	7,220
Chevron Corp.	2.419%	11/17/20	14,049	14,112
Chevron Corp.	2.100%	5/16/21	18,900	18,899
Chevron Corp.	2.411%	3/3/22	4,935	4,983
Chevron Corp.	2.498%	3/3/22	7,840	7,916
Chevron Corp.	2.355%	12/5/22	21,477	21,642
Chevron Corp.	2.566%	5/16/23	4,200	4,264
Chevron Corp.	3.191%	6/24/23	21,140	21,929
Chevron Corp.	2.895%	3/3/24	13,095	13,487
Chevron Corp.	3.326%	11/17/25	1,633	1,724
Chevron Corp.	2.954%	5/16/26	21,715	22,352

91

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cimarex Energy Co.	4.375%	6/1/24	8,800	9,321
Cimarex Energy Co.	3.900%	5/15/27	17,686	18,159
Cimarex Energy Co.	4.375%	3/15/29	5,450	5,762
Columbia Pipeline Group Inc.	4.500%	6/1/25	19,085	20,510
Columbia Pipeline Group Inc.	5.800%	6/1/45	5,450	6,393
Concho Resources Inc.	3.750%	10/1/27	20,086	20,689
Concho Resources Inc.	4.300%	8/15/28	9,100	9,805
Concho Resources Inc.	4.875%	10/1/47	8,880	9,946
Concho Resources Inc.	4.850%	8/15/48	7,100	7,983
ConocoPhillips	5.900%	10/15/32	12,776	16,555
ConocoPhillips	5.900%	5/15/38	6,937	9,091
ConocoPhillips	6.500%	2/1/39	19,697	27,656
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	6,875	8,925
ConocoPhillips Co.	4.950%	3/15/26	25,579	29,090
ConocoPhillips Co.	4.150%	11/15/34	5,994	6,464
ConocoPhillips Co.	4.300%	11/15/44	6,237	6,987
ConocoPhillips Co.	5.950%	3/15/46	10,299	14,197
ConocoPhillips Holding Co.	6.950%	4/15/29	11,359	15,338
Continental Resources Inc.	4.500%	4/15/23	3,700	3,889
Continental Resources Inc.	4.375%	1/15/28	19,235	20,254
Continental Resources Inc.	4.900%	6/1/44	10,000	10,575
Devon Energy Corp.	4.000%	7/15/21	5,315	5,534
Devon Energy Corp.	3.250%	5/15/22	20,497	21,137
Devon Energy Corp.	5.850%	12/15/25	2,201	2,621
Devon Energy Corp.	7.950%	4/15/32	5,300	7,513
Devon Energy Corp.	5.600%	7/15/41	10,423	12,374
Devon Energy Corp.	4.750%	5/15/42	7,246	7,878
Devon Energy Corp.	5.000%	6/15/45	9,073	10,378
Devon Financing Co. LLC	7.875%	9/30/31	12,287	17,024
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	5,250	5,273
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	13,725	14,186
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	7,750	8,046
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	5,675	6,449
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	5,035	5,649
Enable Midstream Partners LP	3.900%	5/15/24	9,944	10,070
Enable Midstream Partners LP	4.400%	3/15/27	11,390	11,446
Enable Midstream Partners LP	4.950%	5/15/28	15,285	15,958
Enable Midstream Partners LP	5.000%	5/15/44	925	863
Enbridge Energy Partners LP	4.375%	10/15/20	1,405	1,437
Enbridge Energy Partners LP	4.200%	9/15/21	593	612
Enbridge Energy Partners LP	5.875%	10/15/25	3,785	4,365
Enbridge Energy Partners LP	7.500%	4/15/38	9,160	12,800
Enbridge Energy Partners LP	5.500%	9/15/40	2,645	3,083
Enbridge Energy Partners LP	7.375%	10/15/45	8,316	12,184
Enbridge Inc.	2.900%	7/15/22	7,305	7,386
Enbridge Inc.	4.250%	12/1/26	13,469	14,593
Enbridge Inc.	3.700%	7/15/27	25,850	26,765
Enbridge Inc.	4.500%	6/10/44	6,995	7,401
Encana Corp.	3.900%	11/15/21	6,447	6,608
Encana Corp.	8.125%	9/15/30	3,550	4,666
Encana Corp.	7.375%	11/1/31	3,600	4,612
Encana Corp.	6.500%	8/15/34	9,795	12,067
Encana Corp.	6.625%	8/15/37	2,158	2,643
Encana Corp.	6.500%	2/1/38	10,300	12,508
Energy Transfer Operating LP	4.150%	10/1/20	8,201	8,342
Energy Transfer Operating LP	7.500%	10/15/20	1,225	1,299
Energy Transfer Operating LP	4.650%	6/1/21	7,215	7,457
Energy Transfer Operating LP	5.200%	2/1/22	8,754	9,247
Energy Transfer Operating LP	4.250%	3/15/23	22,090	23,050
Energy Transfer Operating LP	4.200%	9/15/23	3,600	3,773
Energy Transfer Operating LP	4.900%	2/1/24	2,029	2,166
Energy Transfer Operating LP	4.500%	4/15/24	1,000	1,063
Energy Transfer Operating LP	4.050%	3/15/25	13,125	13,648
Energy Transfer Operating LP	4.750%	1/15/26	14,600	15,583

92

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer Operating LP	4.200%	4/15/27	9,520	9,887
	Energy Transfer Operating LP	5.500%	6/1/27	19,550	21,807
	Energy Transfer Operating LP	5.250%	4/15/29	7,950	8,856
	Energy Transfer Operating LP	8.250%	11/15/29	10	13
	Energy Transfer Operating LP	6.250%	4/15/49	11,850	13,940
	Energy Transfer Partners LP	3.600%	2/1/23	20,886	21,160
	Energy Transfer Partners LP	4.950%	6/15/28	16,150	17,588
	Energy Transfer Partners LP	4.900%	3/15/35	4,598	4,635
	Energy Transfer Partners LP	6.625%	10/15/36	3,795	4,409
	Energy Transfer Partners LP	5.800%	6/15/38	7,725	8,582
	Energy Transfer Partners LP	7.500%	7/1/38	5,882	7,461
	Energy Transfer Partners LP	6.050%	6/1/41	7,570	8,443
	Energy Transfer Partners LP	6.500%	2/1/42	10,008	11,806
	Energy Transfer Partners LP	5.150%	2/1/43	1,624	1,634
	Energy Transfer Partners LP	5.950%	10/1/43	4,685	5,197
	Energy Transfer Partners LP	5.150%	3/15/45	4,078	4,122
	Energy Transfer Partners LP	6.125%	12/15/45	16,990	19,254
	Energy Transfer Partners LP	5.300%	4/15/47	8,730	9,097
	Energy Transfer Partners LP	6.000%	6/15/48	14,185	16,141
	Enterprise Products Operating LLC	5.200%	9/1/20	3,522	3,634
	Enterprise Products Operating LLC	2.800%	2/15/21	10,270	10,333
	Enterprise Products Operating LLC	2.850%	4/15/21	1,735	1,748
	Enterprise Products Operating LLC	3.500%	2/1/22	8,075	8,285
	Enterprise Products Operating LLC	4.050%	2/15/22	475	494
	Enterprise Products Operating LLC	3.350%	3/15/23	13,563	13,950
	Enterprise Products Operating LLC	3.900%	2/15/24	19,340	20,490
	Enterprise Products Operating LLC	3.750%	2/15/25	17,160	18,097
	Enterprise Products Operating LLC	3.700%	2/15/26	8,136	8,597
	Enterprise Products Operating LLC	3.950%	2/15/27	1,157	1,235
	Enterprise Products Operating LLC	4.150%	10/16/28	10,700	11,603
	Enterprise Products Operating LLC	3.125%	7/31/29	12,415	12,447
	Enterprise Products Operating LLC	6.875%	3/1/33	5,643	7,524
	Enterprise Products Operating LLC	6.650%	10/15/34	1,660	2,192
	Enterprise Products Operating LLC	7.550%	4/15/38	3,294	4,561
	Enterprise Products Operating LLC	6.125%	10/15/39	13,086	16,225
	Enterprise Products Operating LLC	6.450%	9/1/40	1,168	1,508
	Enterprise Products Operating LLC	5.950%	2/1/41	8,126	9,992
	Enterprise Products Operating LLC	5.700%	2/15/42	6,395	7,676
	Enterprise Products Operating LLC	4.850%	8/15/42	8,390	9,159
	Enterprise Products Operating LLC	4.450%	2/15/43	14,348	15,003
	Enterprise Products Operating LLC	4.850%	3/15/44	23,975	26,454
	Enterprise Products Operating LLC	5.100%	2/15/45	2,542	2,905
	Enterprise Products Operating LLC	4.900%	5/15/46	17,203	19,236
	Enterprise Products Operating LLC	4.250%	2/15/48	23,540	24,151
	Enterprise Products Operating LLC	4.800%	2/1/49	8,150	9,055
	Enterprise Products Operating LLC	4.200%	1/31/50	14,850	15,249
	Enterprise Products Operating LLC	4.950%	10/15/54	4,420	4,875
4	Enterprise Products Operating LLC	5.250%	8/16/77	3,075	2,918
4	Enterprise Products Operating LLC	5.375%	2/15/78	5,075	4,700
	EOG Resources Inc.	4.100%	2/1/21	9,540	9,788
	EOG Resources Inc.	2.625%	3/15/23	17,358	17,547
	EOG Resources Inc.	3.150%	4/1/25	8,050	8,260
	EOG Resources Inc.	4.150%	1/15/26	8,410	9,133
	EOG Resources Inc.	3.900%	4/1/35	5,026	5,277
	EQM Midstream Partners LP	4.000%	8/1/24	5,407	5,385
	EQM Midstream Partners LP	4.125%	12/1/26	4,850	4,678
	EQM Midstream Partners LP	5.500%	7/15/28	7,900	8,309
	EQT Corp.	2.500%	10/1/20	2,925	2,917
	EQT Corp.	4.875%	11/15/21	6,605	6,909
	EQT Corp.	3.000%	10/1/22	8,500	8,408
	EQT Corp.	3.900%	10/1/27	16,161	15,256
	EQT Midstream Partners LP	4.750%	7/15/23	6,850	7,090
	EQT Midstream Partners LP	6.500%	7/15/48	8,975	9,416
	Exxon Mobil Corp.	2.222%	3/1/21	19,695	19,740

93

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Exxon Mobil Corp.	2.397%	3/6/22	29,003	29,218
Exxon Mobil Corp.	2.726%	3/1/23	33,332	34,037
Exxon Mobil Corp.	2.709%	3/6/25	20,465	20,894
Exxon Mobil Corp.	3.043%	3/1/26	14,266	14,751
Exxon Mobil Corp.	3.567%	3/6/45	16,100	16,930
Exxon Mobil Corp.	4.114%	3/1/46	16,000	18,316
Halliburton Co.	3.500%	8/1/23	4,549	4,696
Halliburton Co.	3.800%	11/15/25	44,975	47,135
Halliburton Co.	4.850%	11/15/35	14,828	15,788
Halliburton Co.	6.700%	9/15/38	10,075	12,821
Halliburton Co.	7.450%	9/15/39	5,089	6,971
Halliburton Co.	4.500%	11/15/41	4,696	4,739
Halliburton Co.	4.750%	8/1/43	9,380	9,800
Halliburton Co.	5.000%	11/15/45	17,825	19,338
Helmerich & Payne Inc.	4.650%	3/15/25	5,000	5,293
Hess Corp.	3.500%	7/15/24	3,100	3,122
Hess Corp.	4.300%	4/1/27	7,000	7,244
Hess Corp.	7.875%	10/1/29	7,178	9,049
Hess Corp.	7.300%	8/15/31	4,873	5,974
Hess Corp.	7.125%	3/15/33	4,642	5,670
Hess Corp.	6.000%	1/15/40	16,010	17,455
Hess Corp.	5.600%	2/15/41	14,218	15,249
Hess Corp.	5.800%	4/1/47	2,653	2,943
HollyFrontier Corp.	5.875%	4/1/26	2,520	2,755
Husky Energy Inc.	3.950%	4/15/22	12,571	13,009
Husky Energy Inc.	4.000%	4/15/24	15,718	16,505
Husky Energy Inc.	4.400%	4/15/29	15,700	16,549
Husky Energy Inc.	6.800%	9/15/37	2,966	3,645
Kerr-McGee Corp.	6.950%	7/1/24	9,637	11,296
Kerr-McGee Corp.	7.875%	9/15/31	3,279	4,436
Kinder Morgan Energy Partners LP	3.500%	3/1/21	7,746	7,861
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,785	6,088
Kinder Morgan Energy Partners LP	5.000%	10/1/21	12,715	13,321
Kinder Morgan Energy Partners LP	4.150%	3/1/22	6,214	6,462
Kinder Morgan Energy Partners LP	3.950%	9/1/22	8,250	8,590
Kinder Morgan Energy Partners LP	3.450%	2/15/23	7,394	7,563
Kinder Morgan Energy Partners LP	3.500%	9/1/23	13,399	13,754
Kinder Morgan Energy Partners LP	4.150%	2/1/24	450	474
Kinder Morgan Energy Partners LP	4.300%	5/1/24	21,211	22,529
Kinder Morgan Energy Partners LP	4.250%	9/1/24	2,055	2,181
Kinder Morgan Energy Partners LP	7.400%	3/15/31	285	365
Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,490	4,582
Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,549	6,385
Kinder Morgan Energy Partners LP	6.500%	2/1/37	22,481	26,879
Kinder Morgan Energy Partners LP	6.950%	1/15/38	4,621	5,901
Kinder Morgan Energy Partners LP	6.500%	9/1/39	6,095	7,491
Kinder Morgan Energy Partners LP	6.550%	9/15/40	6,275	7,692
Kinder Morgan Energy Partners LP	7.500%	11/15/40	6,062	8,101
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,765	2,141
Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,277	13,821
Kinder Morgan Energy Partners LP	5.000%	8/15/42	3,895	4,124
Kinder Morgan Energy Partners LP	4.700%	11/1/42	11,424	11,660
Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,191	3,343
Kinder Morgan Energy Partners LP	5.500%	3/1/44	11,977	13,452
Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,009	2,217
Kinder Morgan Inc.	3.150%	1/15/23	10,749	10,931
Kinder Morgan Inc.	4.300%	6/1/25	12,000	12,804
Kinder Morgan Inc.	4.300%	3/1/28	13,894	14,839
Kinder Morgan Inc.	7.800%	8/1/31	4,850	6,526
Kinder Morgan Inc.	7.750%	1/15/32	10,153	13,857
Kinder Morgan Inc.	5.300%	12/1/34	12,727	14,293
Kinder Morgan Inc.	5.550%	6/1/45	23,346	26,975
Kinder Morgan Inc.	5.050%	2/15/46	8,475	9,201
Magellan Midstream Partners LP	4.250%	2/1/21	3,795	3,894

94

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Magellan Midstream Partners LP	5.000%	3/1/26	8,250	9,178
Magellan Midstream Partners LP	5.150%	10/15/43	176	199
Magellan Midstream Partners LP	4.250%	9/15/46	4,152	4,182
Magellan Midstream Partners LP	4.200%	10/3/47	8,465	8,527
Magellan Midstream Partners LP	4.850%	2/1/49	6,375	7,196
Marathon Oil Corp.	2.800%	11/1/22	11,653	11,678
Marathon Oil Corp.	3.850%	6/1/25	12,175	12,601
Marathon Oil Corp.	4.400%	7/15/27	10,802	11,441
Marathon Oil Corp.	6.800%	3/15/32	5,993	7,443
Marathon Oil Corp.	6.600%	10/1/37	8,030	9,879
Marathon Oil Corp.	5.200%	6/1/45	5,675	6,284
Marathon Petroleum Corp.	3.400%	12/15/20	5,725	5,791
Marathon Petroleum Corp.	5.125%	3/1/21	13,384	13,972
Marathon Petroleum Corp.	5.375%	10/1/22	2,125	2,158
Marathon Petroleum Corp.	4.750%	12/15/23	26,545	28,595
Marathon Petroleum Corp.	5.125%	4/1/24	1,000	1,023
Marathon Petroleum Corp.	3.625%	9/15/24	7,380	7,641
Marathon Petroleum Corp.	5.125%	12/15/26	24,210	26,560
Marathon Petroleum Corp.	3.800%	4/1/28	5,690	5,772
Marathon Petroleum Corp.	6.500%	3/1/41	12,790	15,907
Marathon Petroleum Corp.	4.750%	9/15/44	2,957	3,046
Marathon Petroleum Corp.	5.850%	12/15/45	1,459	1,607
Marathon Petroleum Corp.	4.500%	4/1/48	5,150	5,179
Marathon Petroleum Corp.	5.000%	9/15/54	4,518	4,604
MPLX LP	3.375%	3/15/23	4,775	4,882
MPLX LP	4.500%	7/15/23	17,325	18,361
MPLX LP	4.875%	12/1/24	31,376	34,133
MPLX LP	4.000%	2/15/25	3,972	4,144
MPLX LP	4.875%	6/1/25	3,373	3,663
MPLX LP	4.125%	3/1/27	18,991	19,838
MPLX LP	4.000%	3/15/28	10,250	10,603
MPLX LP	4.800%	2/15/29	3,025	3,324
MPLX LP	4.500%	4/15/38	16,700	16,794
MPLX LP	5.200%	3/1/47	17,225	18,580
MPLX LP	4.700%	4/15/48	14,700	14,850
MPLX LP	5.500%	2/15/49	12,475	14,072
MPLX LP	4.900%	4/15/58	6,650	6,717
National Fuel Gas Co.	4.900%	12/1/21	912	949
National Fuel Gas Co.	3.750%	3/1/23	3,660	3,744
National Fuel Gas Co.	5.200%	7/15/25	1,200	1,295
National Fuel Gas Co.	3.950%	9/15/27	2,600	2,599
National Fuel Gas Co.	4.750%	9/1/28	9,505	9,879
National Oilwell Varco Inc.	2.600%	12/1/22	26,111	26,025
National Oilwell Varco Inc.	3.950%	12/1/42	8,338	7,205
Newfield Exploration Co.	5.750%	1/30/22	13,275	14,204
Newfield Exploration Co.	5.625%	7/1/24	3,000	3,315
Newfield Exploration Co.	5.375%	1/1/26	29,200	31,974
Noble Energy Inc.	4.150%	12/15/21	12,174	12,559
Noble Energy Inc.	3.900%	11/15/24	3,925	4,090
Noble Energy Inc.	3.850%	1/15/28	9,125	9,314
Noble Energy Inc.	6.000%	3/1/41	12,723	14,531
Noble Energy Inc.	5.250%	11/15/43	10,737	11,506
Noble Energy Inc.	5.050%	11/15/44	7,050	7,462
Noble Energy Inc.	4.950%	8/15/47	5,455	5,786
Occidental Petroleum Corp.	4.100%	2/1/21	24,016	24,523
Occidental Petroleum Corp.	3.125%	2/15/22	8,715	8,823
Occidental Petroleum Corp.	2.600%	4/15/22	3,991	4,000
Occidental Petroleum Corp.	2.700%	2/15/23	9,131	9,176
Occidental Petroleum Corp.	3.500%	6/15/25	4,937	5,082
Occidental Petroleum Corp.	3.400%	4/15/26	9,959	10,130
Occidental Petroleum Corp.	4.625%	6/15/45	10,331	11,012
Occidental Petroleum Corp.	4.400%	4/15/46	15,628	16,084
Occidental Petroleum Corp.	4.100%	2/15/47	6,510	6,347
Occidental Petroleum Corp.	4.200%	3/15/48	1,955	1,960

95

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ONEOK Inc.	4.250%	2/1/22	11,925	12,331
ONEOK Inc.	7.500%	9/1/23	7,900	9,229
ONEOK Inc.	4.000%	7/13/27	3,175	3,306
ONEOK Inc.	4.550%	7/15/28	8,335	9,040
ONEOK Inc.	6.000%	6/15/35	1,000	1,141
ONEOK Inc.	4.950%	7/13/47	11,625	12,272
ONEOK Inc.	5.200%	7/15/48	3,775	4,152
ONEOK Partners LP	3.375%	10/1/22	13,532	13,744
ONEOK Partners LP	4.900%	3/15/25	7,219	7,845
ONEOK Partners LP	6.650%	10/1/36	14,264	17,363
ONEOK Partners LP	6.850%	10/15/37	7,155	8,922
ONEOK Partners LP	6.125%	2/1/41	5,045	5,903
Patterson-UTI Energy Inc.	3.950%	2/1/28	5,905	5,802
Petro-Canada	5.350%	7/15/33	3,480	4,131
Petro-Canada	5.950%	5/15/35	7,430	9,224
Petro-Canada	6.800%	5/15/38	9,163	12,487
Phillips 66	4.300%	4/1/22	14,260	15,004
Phillips 66	3.900%	3/15/28	8,760	9,190
Phillips 66	4.650%	11/15/34	5,419	5,992
Phillips 66	5.875%	5/1/42	14,786	18,237
Phillips 66	4.875%	11/15/44	24,091	26,875
Phillips 66 Partners LP	3.605%	2/15/25	8,183	8,383
Phillips 66 Partners LP	3.550%	10/1/26	2,350	2,382
Phillips 66 Partners LP	3.750%	3/1/28	3,575	3,647
Phillips 66 Partners LP	4.680%	2/15/45	5,550	5,714
Phillips 66 Partners LP	4.900%	10/1/46	6,650	7,038
Pioneer Natural Resources Co.	3.450%	1/15/21	3,425	3,471
Pioneer Natural Resources Co.	3.950%	7/15/22	21,210	22,058
Pioneer Natural Resources Co.	4.450%	1/15/26	9,020	9,776
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	6,037	6,217
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	4,134	4,221
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	15,148	15,087
Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	4,009	4,137
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	23,315	23,627
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	7,908	8,432
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	8,254	8,774
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	2,381	2,760
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	6,925	6,901
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	10,897	9,796
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	5,535	5,311
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	300	299
Regency Energy Partners LP / Regency Energy Finance Corp.	5.750%	9/1/20	162	166
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	9,110	9,770
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	20,850	22,101
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	14,200	14,981
Sabine Pass Liquefaction LLC	5.625%	2/1/21	32,487	33,741
Sabine Pass Liquefaction LLC	6.250%	3/15/22	14,275	15,453
Sabine Pass Liquefaction LLC	5.625%	4/15/23	16,008	17,389
Sabine Pass Liquefaction LLC	5.750%	5/15/24	27,350	30,391
Sabine Pass Liquefaction LLC	5.625%	3/1/25	27,350	30,632
Sabine Pass Liquefaction LLC	5.875%	6/30/26	24,617	28,033
Sabine Pass Liquefaction LLC	5.000%	3/15/27	9,209	10,084
Sabine Pass Liquefaction LLC	4.200%	3/15/28	14,790	15,493
Schlumberger Investment SA	3.650%	12/1/23	16,205	17,018
Shell International Finance BV	2.250%	11/10/20	2,736	2,739
Shell International Finance BV	1.875%	5/10/21	23,100	22,992
Shell International Finance BV	1.750%	9/12/21	13,425	13,307
Shell International Finance BV	2.375%	8/21/22	11,341	11,395
Shell International Finance BV	2.250%	1/6/23	12,328	12,325
Shell International Finance BV	3.400%	8/12/23	8,770	9,151

96

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	3.500%	11/13/23	7,500	7,863
	Shell International Finance BV	3.250%	5/11/25	24,315	25,401
	Shell International Finance BV	2.875%	5/10/26	30,120	30,680
	Shell International Finance BV	2.500%	9/12/26	18,435	18,318
	Shell International Finance BV	3.875%	11/13/28	16,085	17,518
	Shell International Finance BV	4.125%	5/11/35	16,455	18,174
	Shell International Finance BV	6.375%	12/15/38	26,592	37,524
	Shell International Finance BV	5.500%	3/25/40	6,603	8,521
	Shell International Finance BV	3.625%	8/21/42	8,944	9,214
	Shell International Finance BV	4.550%	8/12/43	13,346	15,555
	Shell International Finance BV	4.375%	5/11/45	30,334	34,741
	Shell International Finance BV	4.000%	5/10/46	29,886	32,777
	Shell International Finance BV	3.750%	9/12/46	10,000	10,499
	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	6,418	6,620
	Spectra Energy Partners LP	4.750%	3/15/24	6,080	6,580
	Spectra Energy Partners LP	3.500%	3/15/25	13,930	14,295
	Spectra Energy Partners LP	3.375%	10/15/26	3,655	3,726
	Spectra Energy Partners LP	5.950%	9/25/43	879	1,089
	Spectra Energy Partners LP	4.500%	3/15/45	13,525	14,279
	Suncor Energy Inc.	3.600%	12/1/24	3,465	3,613
	Suncor Energy Inc.	7.150%	2/1/32	5,003	6,722
	Suncor Energy Inc.	5.950%	12/1/34	260	333
	Suncor Energy Inc.	6.500%	6/15/38	18,838	25,220
	Suncor Energy Inc.	6.850%	6/1/39	2,804	3,887
	Suncor Energy Inc.	4.000%	11/15/47	8,675	8,979
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	23,900	24,583
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,664	1,690
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	6,793	7,046
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	4,275	4,834
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	4,715	4,819
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	8,290	8,550
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	8,365	9,246
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,075	1,058
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	12,778	13,119
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	14,827	15,469
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	9,845	10,404
	TC PipeLines LP	3.900%	5/25/27	6,500	6,624
	TechnipFMC plc	3.450%	10/1/22	4,942	5,044
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,580	1,920
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	2,120	2,625
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,692	2,214
7	Texas Eastern Transmission LP	2.800%	10/15/22	165	165
	Texas Eastern Transmission LP	7.000%	7/15/32	5,860	7,641
	Total Capital Canada Ltd.	2.750%	7/15/23	23,740	24,152
	Total Capital International SA	2.750%	6/19/21	26,828	27,138
	Total Capital International SA	2.875%	2/17/22	6,415	6,524
	Total Capital International SA	2.700%	1/25/23	8,950	9,094
	Total Capital International SA	3.700%	1/15/24	19,750	20,946
	Total Capital International SA	3.750%	4/10/24	3,585	3,817
	Total Capital International SA	3.455%	2/19/29	12,450	13,228
	Total Capital SA	4.125%	1/28/21	8,556	8,823
	Total Capital SA	3.883%	10/11/28	8,400	9,198
	TransCanada PipeLines Ltd.	3.800%	10/1/20	15,605	15,817
	TransCanada PipeLines Ltd.	2.500%	8/1/22	13,487	13,441
	TransCanada PipeLines Ltd.	3.750%	10/16/23	2,700	2,810
	TransCanada PipeLines Ltd.	4.875%	1/15/26	18,432	20,323
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,000	10,792
	TransCanada PipeLines Ltd.	4.625%	3/1/34	15,225	16,596
	TransCanada PipeLines Ltd.	5.600%	3/31/34	2,755	3,275
	TransCanada PipeLines Ltd.	5.850%	3/15/36	14,515	17,417
	TransCanada PipeLines Ltd.	6.200%	10/15/37	18,965	23,619
	TransCanada PipeLines Ltd.	4.750%	5/15/38	9,895	10,646
	TransCanada PipeLines Ltd.	7.250%	8/15/38	6,061	8,312

97

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	6.100%	6/1/40	3,575	4,443
	TransCanada PipeLines Ltd.	5.000%	10/16/43	20,450	22,676
	TransCanada PipeLines Ltd.	4.875%	5/15/48	13,350	14,885
	TransCanada PipeLines Ltd.	5.100%	3/15/49	10,800	12,410
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,515	9,590
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5,400	5,689
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	618	708
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,050	1,078
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	4,000	4,214
	Valero Energy Corp.	3.400%	9/15/26	16,089	16,401
	Valero Energy Corp.	4.350%	6/1/28	13,585	14,509
	Valero Energy Corp.	4.000%	4/1/29	10,055	10,478
	Valero Energy Corp.	7.500%	4/15/32	8,191	11,180
	Valero Energy Corp.	6.625%	6/15/37	10,728	13,569
	Valero Energy Corp.	4.900%	3/15/45	11,200	12,248
	Valero Energy Partners LP	4.375%	12/15/26	5,592	5,961
	Valero Energy Partners LP	4.500%	3/15/28	4,050	4,343
	Western Midstream Operating LP	5.375%	6/1/21	4,957	5,124
	Western Midstream Operating LP	4.000%	7/1/22	4,045	4,091
	Western Midstream Operating LP	3.950%	6/1/25	3,700	3,661
	Western Midstream Operating LP	4.650%	7/1/26	6,441	6,527
	Western Midstream Operating LP	4.500%	3/1/28	2,480	2,470
	Western Midstream Operating LP	4.750%	8/15/28	1,595	1,619
	Western Midstream Operating LP	5.450%	4/1/44	10,773	10,112
	Western Midstream Operating LP	5.300%	3/1/48	10,950	10,138
	Williams Cos. Inc.	4.000%	11/15/21	7,494	7,736
	Williams Cos. Inc.	3.600%	3/15/22	14,510	14,877
	Williams Cos. Inc.	3.350%	8/15/22	10,525	10,715
	Williams Cos. Inc.	3.700%	1/15/23	14,000	14,436
	Williams Cos. Inc.	4.500%	11/15/23	5,800	6,191
	Williams Cos. Inc.	4.300%	3/4/24	14,823	15,716
	Williams Cos. Inc.	4.550%	6/24/24	26,355	28,340
	Williams Cos. Inc.	3.900%	1/15/25	15,091	15,660
	Williams Cos. Inc.	4.000%	9/15/25	8,475	8,941
	Williams Cos. Inc.	3.750%	6/15/27	20,494	21,171
	Williams Cos. Inc.	7.500%	1/15/31	250	324
	Williams Cos. Inc.	6.300%	4/15/40	4,380	5,313
	Williams Cos. Inc.	5.800%	11/15/43	14,705	17,048
	Williams Cos. Inc.	5.400%	3/4/44	3,550	3,913
	Williams Cos. Inc.	5.750%	6/24/44	7,801	9,093
	Williams Cos. Inc.	4.900%	1/15/45	1,520	1,587
	Williams Cos. Inc.	5.100%	9/15/45	14,525	15,752
	Williams Cos. Inc.	4.850%	3/1/48	9,275	9,911

	Other Industrial (0.1%)
4	American University	3.672%	4/1/49	4,500	4,642
	Board of Trustees of The Leland Stanford Junior University	3.647%	5/1/48	5,019	5,356
4	Boston University	4.061%	10/1/48	2,835	3,168
	California Institute of Technology	4.321%	8/1/45	475	556
	California Institute of Technology	4.700%	11/1/11	10,860	13,073
	CBRE Services Inc.	5.250%	3/15/25	4,975	5,476
	CBRE Services Inc.	4.875%	3/1/26	12,705	13,800
	Cintas Corp. No 2	2.900%	4/1/22	4,675	4,748
	Cintas Corp. No 2	3.250%	6/1/22	2,765	2,837
	Cintas Corp. No 2	3.700%	4/1/27	10,705	11,376
	Fluor Corp.	3.500%	12/15/24	15,079	15,452
	Fluor Corp.	4.250%	9/15/28	7,060	7,287
4	Johns Hopkins University	4.083%	7/1/53	3,900	4,307
4	Massachusetts Institute of Technology	3.959%	7/1/38	7,775	8,528
	Massachusetts Institute of Technology	5.600%	7/1/11	9,921	14,898
	Massachusetts Institute of Technology	4.678%	7/1/14	5,475	6,977
	Massachusetts Institute of Technology	3.885%	7/1/16	6,925	7,368
4	Northwestern University	4.643%	12/1/44	6,125	7,319

98

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4	Northwestern University	3.662%	12/1/57	2,994	3,231
	President & Fellows of Harvard College	3.619%	10/1/37	2,500	2,660
	President & Fellows of Harvard College	3.300%	7/15/56	2,660	2,635
7	President & Fellows of Harvard College	6.500%	1/15/39	100	147
	Steelcase Inc.	5.125%	1/18/29	4,680	5,100
4	University of Chicago	4.003%	10/1/53	6,510	7,129
4	University of Notre Dame du Lac	3.438%	2/15/45	7,000	7,183
	University of Notre Dame du Lac	3.394%	2/15/48	4,275	4,321
	University of Pennsylvania	4.674%	9/1/12	10,175	12,275
4	University of Southern California	3.028%	10/1/39	9,125	8,915
4	University of Southern California	3.841%	10/1/47	12,300	13,385
4	William Marsh Rice University	3.574%	5/15/45	14,660	15,333

	Technology (2.2%)
	Adobe Inc.	3.250%	2/1/25	10,525	10,970
	Alphabet Inc.	3.625%	5/19/21	13,405	13,795
	Altera Corp.	4.100%	11/15/23	7,030	7,554
	Amphenol Corp.	4.000%	2/1/22	590	614
	Amphenol Corp.	3.200%	4/1/24	3,650	3,735
	Analog Devices Inc.	2.950%	1/12/21	205	207
	Analog Devices Inc.	2.500%	12/5/21	5,475	5,485
	Analog Devices Inc.	2.875%	6/1/23	12,650	12,813
	Analog Devices Inc.	3.125%	12/5/23	9,066	9,269
	Analog Devices Inc.	3.500%	12/5/26	10,915	11,159
	Analog Devices Inc.	5.300%	12/15/45	500	576
	Apple Inc.	2.000%	11/13/20	13,400	13,390
	Apple Inc.	2.250%	2/23/21	34,956	35,055
	Apple Inc.	2.850%	5/6/21	34,270	34,783
	Apple Inc.	1.550%	8/4/21	20,941	20,723
	Apple Inc.	2.150%	2/9/22	28,874	28,972
	Apple Inc.	2.500%	2/9/22	17,325	17,498
	Apple Inc.	2.300%	5/11/22	15,005	15,098
	Apple Inc.	2.700%	5/13/22	19,234	19,577
	Apple Inc.	2.400%	1/13/23	16,022	16,164
	Apple Inc.	2.850%	2/23/23	18,920	19,365
	Apple Inc.	2.400%	5/3/23	38,484	38,901
	Apple Inc.	3.000%	2/9/24	12,206	12,603
	Apple Inc.	3.450%	5/6/24	17,707	18,717
	Apple Inc.	2.850%	5/11/24	24,655	25,352
	Apple Inc.	2.750%	1/13/25	16,425	16,785
	Apple Inc.	2.500%	2/9/25	16,174	16,257
	Apple Inc.	3.200%	5/13/25	14,360	14,992
	Apple Inc.	3.250%	2/23/26	48,998	51,206
	Apple Inc.	2.450%	8/4/26	29,663	29,597
	Apple Inc.	3.350%	2/9/27	19,827	20,785
	Apple Inc.	3.200%	5/11/27	27,940	29,129
	Apple Inc.	3.000%	6/20/27	550	564
	Apple Inc.	2.900%	9/12/27	37,923	38,788
	Apple Inc.	4.500%	2/23/36	14,560	17,087
	Apple Inc.	3.850%	5/4/43	35,604	37,770
	Apple Inc.	4.450%	5/6/44	11,425	13,102
	Apple Inc.	3.450%	2/9/45	20,151	20,045
	Apple Inc.	4.375%	5/13/45	21,425	24,371
	Apple Inc.	4.650%	2/23/46	58,191	68,852
	Apple Inc.	3.850%	8/4/46	32,450	34,412
	Apple Inc.	3.750%	9/12/47	11,860	12,405
	Apple Inc.	3.750%	11/13/47	12,268	12,862
	Applied Materials Inc.	2.625%	10/1/20	3,900	3,922
	Applied Materials Inc.	4.300%	6/15/21	5,050	5,260
	Applied Materials Inc.	3.900%	10/1/25	7,400	7,931
	Applied Materials Inc.	3.300%	4/1/27	12,825	13,337
	Applied Materials Inc.	5.100%	10/1/35	5,223	6,339
	Applied Materials Inc.	5.850%	6/15/41	7,166	9,238

99

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Applied Materials Inc.	4.350%	4/1/47	10,725	11,886
	Arrow Electronics Inc.	3.500%	4/1/22	4,350	4,424
	Arrow Electronics Inc.	4.500%	3/1/23	2,154	2,247
	Arrow Electronics Inc.	3.250%	9/8/24	5,600	5,546
	Arrow Electronics Inc.	4.000%	4/1/25	3,785	3,880
	Arrow Electronics Inc.	3.875%	1/12/28	5,600	5,539
	Autodesk Inc.	3.600%	12/15/22	1,675	1,726
	Autodesk Inc.	4.375%	6/15/25	3,325	3,545
	Autodesk Inc.	3.500%	6/15/27	5,110	5,153
	Avnet Inc.	3.750%	12/1/21	1,950	1,989
	Avnet Inc.	4.875%	12/1/22	6,870	7,271
	Avnet Inc.	4.625%	4/15/26	5,855	6,178
	Baidu Inc.	2.875%	7/6/22	10,000	10,013
	Baidu Inc.	3.500%	11/28/22	8,525	8,717
	Baidu Inc.	3.875%	9/29/23	10,550	10,959
	Baidu Inc.	4.375%	5/14/24	9,100	9,635
	Baidu Inc.	3.625%	7/6/27	8,950	9,005
	Baidu Inc.	4.375%	3/29/28	5,000	5,263
	Baidu Inc.	4.875%	11/14/28	4,300	4,696
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	9,375	9,289
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	42,515	42,680
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	14,000	13,794
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	26,990	27,237
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	15,650	15,237
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	74,268	72,690
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	5,050	4,767
7	Broadcom Inc.	3.125%	4/15/21	16,200	16,299
7	Broadcom Inc.	3.125%	10/15/22	16,000	16,087
7	Broadcom Inc.	3.625%	10/15/24	22,670	22,769
7	Broadcom Inc.	4.250%	4/15/26	36,400	36,831
7	Broadcom Inc.	4.750%	4/15/29	26,000	26,547
	Broadridge Financial Solutions Inc.	3.950%	9/1/20	2,425	2,466
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,400	4,464
	CA Inc.	3.600%	8/1/20	6,400	6,444
	Cadence Design Systems Inc.	4.375%	10/15/24	3,975	4,229
	Cisco Systems Inc.	2.200%	2/28/21	54,600	54,648
	Cisco Systems Inc.	1.850%	9/20/21	8,675	8,621
	Cisco Systems Inc.	3.000%	6/15/22	57	59
	Cisco Systems Inc.	2.600%	2/28/23	2,650	2,694
	Cisco Systems Inc.	2.200%	9/20/23	7,850	7,871
	Cisco Systems Inc.	3.625%	3/4/24	10,595	11,282
	Cisco Systems Inc.	2.950%	2/28/26	1,155	1,189
	Cisco Systems Inc.	2.500%	9/20/26	5,025	5,071
	Cisco Systems Inc.	5.900%	2/15/39	17,158	23,304
	Cisco Systems Inc.	5.500%	1/15/40	25,853	34,065
	Citrix Systems Inc.	4.500%	12/1/27	8,000	8,270
	Corning Inc.	4.250%	8/15/20	7,474	7,610
	Corning Inc.	2.900%	5/15/22	4,775	4,833
	Corning Inc.	4.700%	3/15/37	3,211	3,484
	Corning Inc.	5.750%	8/15/40	9,831	11,651
	Corning Inc.	5.350%	11/15/48	100	122
	Corning Inc.	4.375%	11/15/57	8,775	8,546
	Corning Inc.	5.850%	11/15/68	395	449
7	Dell International LLC / EMC Corp.	4.420%	6/15/21	47,824	49,256
7	Dell International LLC / EMC Corp.	5.450%	6/15/23	40,075	43,168
7	Dell International LLC / EMC Corp.	4.000%	7/15/24	10,000	10,223
7	Dell International LLC / EMC Corp.	6.020%	6/15/26	64,480	71,060
7	Dell International LLC / EMC Corp.	4.900%	10/1/26	15,000	15,641
7	Dell International LLC / EMC Corp.	5.300%	10/1/29	14,175	14,891
7	Dell International LLC / EMC Corp.	8.100%	7/15/36	16,125	19,778
7	Dell International LLC / EMC Corp.	8.350%	7/15/46	21,500	27,105
	DXC Technology Co.	4.250%	4/15/24	17,301	18,070
	DXC Technology Co.	4.750%	4/15/27	2,500	2,645
	Equifax Inc.	2.300%	6/1/21	10,450	10,386

100

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Equifax Inc.	3.600%	8/15/21	1,550	1,576
Equifax Inc.	3.300%	12/15/22	2,000	2,041
Equifax Inc.	3.950%	6/15/23	2,500	2,604
Fidelity National Information Services Inc.	3.625%	10/15/20	19,901	20,187
Fidelity National Information Services Inc.	2.250%	8/15/21	5,900	5,883
Fidelity National Information Services Inc.	4.500%	10/15/22	3,000	3,183
Fidelity National Information Services Inc.	3.500%	4/15/23	8,081	8,337
Fidelity National Information Services Inc.	3.875%	6/5/24	1,043	1,099
Fidelity National Information Services Inc.	5.000%	10/15/25	1,650	1,858
Fidelity National Information Services Inc.	3.000%	8/15/26	25,160	25,414
Fidelity National Information Services Inc.	4.500%	8/15/46	5,751	5,970
Fidelity National Information Services Inc.	4.750%	5/15/48	7,030	7,774
Fiserv Inc.	4.750%	6/15/21	550	574
Fiserv Inc.	3.500%	10/1/22	6,867	7,071
Fiserv Inc.	3.800%	10/1/23	12,872	13,500
Fiserv Inc.	2.750%	7/1/24	12,000	12,081
Fiserv Inc.	3.850%	6/1/25	11,494	12,141
Fiserv Inc.	3.200%	7/1/26	17,000	17,343
Fiserv Inc.	4.200%	10/1/28	11,965	12,911
Fiserv Inc.	3.500%	7/1/29	33,300	34,096
Fiserv Inc.	4.400%	7/1/49	11,800	12,285
Flex Ltd.	5.000%	2/15/23	8,220	8,599
Flex Ltd.	4.875%	6/15/29	5,000	5,086
Hewlett Packard Enterprise Co.	3.600%	10/15/20	44,503	45,079
Hewlett Packard Enterprise Co.	3.500%	10/5/21	2,800	2,866
Hewlett Packard Enterprise Co.	4.400%	10/15/22	22,155	23,341
Hewlett Packard Enterprise Co.	4.900%	10/15/25	27,800	30,586
Hewlett Packard Enterprise Co.	6.200%	10/15/35	9,168	10,273
Hewlett Packard Enterprise Co.	6.350%	10/15/45	16,750	18,409
HP Inc.	3.750%	12/1/20	1,299	1,320
HP Inc.	4.300%	6/1/21	8,000	8,261
HP Inc.	4.050%	9/15/22	1,875	1,959
HP Inc.	6.000%	9/15/41	9,904	10,936
IBM Credit LLC	3.450%	11/30/20	5,625	5,718
IBM Credit LLC	1.800%	1/20/21	7,620	7,572
IBM Credit LLC	2.650%	2/5/21	18,700	18,812
IBM Credit LLC	3.600%	11/30/21	6,450	6,646
IBM Credit LLC	2.200%	9/8/22	7,850	7,828
IBM Credit LLC	3.000%	2/6/23	9,960	10,182
Intel Corp.	2.450%	7/29/20	24,740	24,816
Intel Corp.	1.700%	5/19/21	10,575	10,489
Intel Corp.	3.300%	10/1/21	16,342	16,827
Intel Corp.	3.100%	7/29/22	14,751	15,169
Intel Corp.	2.700%	12/15/22	22,852	23,276
Intel Corp.	2.875%	5/11/24	13,985	14,359
Intel Corp.	3.700%	7/29/25	31,871	34,027
Intel Corp.	2.600%	5/19/26	6,963	7,008
Intel Corp.	4.000%	12/15/32	6,275	7,058
Intel Corp.	4.800%	10/1/41	9,032	10,567
Intel Corp.	4.900%	7/29/45	1,068	1,284
Intel Corp.	4.100%	5/19/46	13,725	14,851
Intel Corp.	4.100%	5/11/47	5,000	5,472
Intel Corp.	3.734%	12/8/47	42,969	44,882
International Business Machines Corp.	2.250%	2/19/21	15,250	15,253
International Business Machines Corp.	2.800%	5/13/21	16,000	16,185
International Business Machines Corp.	2.900%	11/1/21	1,000	1,015
International Business Machines Corp.	2.500%	1/27/22	9,440	9,494
International Business Machines Corp.	2.850%	5/13/22	30,000	30,499
International Business Machines Corp.	1.875%	8/1/22	3,880	3,837
International Business Machines Corp.	2.875%	11/9/22	21,935	22,384
International Business Machines Corp.	3.375%	8/1/23	19,255	19,905
International Business Machines Corp.	3.625%	2/12/24	21,975	23,078
International Business Machines Corp.	3.000%	5/15/24	37,000	38,002
International Business Machines Corp.	7.000%	10/30/25	3,815	4,740

101

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Business Machines Corp.	3.450%	2/19/26	11,567	12,059
International Business Machines Corp.	3.300%	5/15/26	44,000	45,496
International Business Machines Corp.	6.220%	8/1/27	5,550	6,880
International Business Machines Corp.	6.500%	1/15/28	720	912
International Business Machines Corp.	3.500%	5/15/29	40,000	41,646
International Business Machines Corp.	5.875%	11/29/32	5,826	7,327
International Business Machines Corp.	4.150%	5/15/39	22,000	23,355
International Business Machines Corp.	5.600%	11/30/39	9,610	12,077
International Business Machines Corp.	4.000%	6/20/42	24,525	25,064
International Business Machines Corp.	4.250%	5/15/49	38,150	40,809
Jabil Inc.	5.625%	12/15/20	2,300	2,391
Jabil Inc.	4.700%	9/15/22	500	522
Jabil Inc.	3.950%	1/12/28	5,190	5,071
Juniper Networks Inc.	4.600%	3/15/21	3,880	4,009
Juniper Networks Inc.	4.500%	3/15/24	2,965	3,159
Juniper Networks Inc.	4.350%	6/15/25	4,000	4,250
Juniper Networks Inc.	5.950%	3/15/41	4,551	4,937
Keysight Technologies Inc.	4.550%	10/30/24	6,600	7,040
Keysight Technologies Inc.	4.600%	4/6/27	7,300	7,785
KLA Corp.	4.125%	11/1/21	10,535	10,905
KLA Corp.	4.650%	11/1/24	15,604	17,053
KLA Corp.	4.100%	3/15/29	12,510	13,207
KLA Corp.	5.000%	3/15/49	5,310	5,923
Lam Research Corp.	2.800%	6/15/21	8,350	8,412
Lam Research Corp.	3.800%	3/15/25	5,500	5,810
Lam Research Corp.	3.750%	3/15/26	7,925	8,307
Lam Research Corp.	4.000%	3/15/29	14,850	15,766
Lam Research Corp.	4.875%	3/15/49	9,175	10,066
Marvell Technology Group Ltd.	4.200%	6/22/23	5,750	5,966
Marvell Technology Group Ltd.	4.875%	6/22/28	5,525	5,857
Maxim Integrated Products Inc.	3.375%	3/15/23	5,200	5,290
Maxim Integrated Products Inc.	3.450%	6/15/27	5,400	5,416
Micron Technology Inc.	4.640%	2/6/24	3,800	3,957
Micron Technology Inc.	4.975%	2/6/26	6,650	7,016
Micron Technology Inc.	5.327%	2/6/29	7,775	8,242
Microsoft Corp.	3.000%	10/1/20	8,505	8,611
Microsoft Corp.	2.000%	11/3/20	51,863	51,845
Microsoft Corp.	4.000%	2/8/21	5,025	5,179
Microsoft Corp.	1.550%	8/8/21	30,345	30,081
Microsoft Corp.	2.400%	2/6/22	24,370	24,637
Microsoft Corp.	2.375%	2/12/22	19,040	19,238
Microsoft Corp.	2.650%	11/3/22	18,351	18,708
Microsoft Corp.	2.375%	5/1/23	9,278	9,374
Microsoft Corp.	2.000%	8/8/23	20,282	20,273
Microsoft Corp.	2.875%	2/6/24	24,300	25,168
Microsoft Corp.	2.700%	2/12/25	9,318	9,553
Microsoft Corp.	3.125%	11/3/25	31,192	32,808
Microsoft Corp.	2.400%	8/8/26	47,314	47,538
Microsoft Corp.	3.300%	2/6/27	22,465	23,848
Microsoft Corp.	3.500%	2/12/35	18,943	20,191
Microsoft Corp.	4.200%	11/3/35	13,885	15,874
Microsoft Corp.	3.450%	8/8/36	34,536	36,538
Microsoft Corp.	4.100%	2/6/37	27,520	31,364
Microsoft Corp.	4.500%	10/1/40	14,447	17,219
Microsoft Corp.	5.300%	2/8/41	6,413	8,361
Microsoft Corp.	3.500%	11/15/42	21,470	22,396
Microsoft Corp.	3.750%	5/1/43	6,006	6,520
Microsoft Corp.	4.875%	12/15/43	11,557	14,493
Microsoft Corp.	3.750%	2/12/45	26,975	29,350
Microsoft Corp.	4.450%	11/3/45	54,955	65,914
Microsoft Corp.	3.700%	8/8/46	52,297	56,727
Microsoft Corp.	4.250%	2/6/47	20,500	24,280
Microsoft Corp.	4.000%	2/12/55	32,248	36,233
Microsoft Corp.	4.750%	11/3/55	300	379

102

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Microsoft Corp.	3.950%	8/8/56	14,975	16,582
	Microsoft Corp.	4.500%	2/6/57	20,738	25,125
	Motorola Solutions Inc.	3.750%	5/15/22	4,698	4,816
	Motorola Solutions Inc.	3.500%	3/1/23	11,125	11,323
	Motorola Solutions Inc.	4.000%	9/1/24	4,901	5,090
	Motorola Solutions Inc.	4.600%	2/23/28	7,750	8,110
	Motorola Solutions Inc.	5.500%	9/1/44	4,440	4,496
	NetApp Inc.	3.300%	9/29/24	4,450	4,521
	NVIDIA Corp.	2.200%	9/16/21	11,100	11,053
	NVIDIA Corp.	3.200%	9/16/26	10,625	10,848
7	NXP BV / NXP Funding LLC	4.875%	3/1/24	10,650	11,382
7	NXP BV / NXP Funding LLC	5.350%	3/1/26	11,741	12,974
7	NXP BV / NXP Funding LLC	5.550%	12/1/28	10,550	11,829
7	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	2,000	2,045
7	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	15,000	15,412
	Oracle Corp.	3.875%	7/15/20	13,665	13,915
	Oracle Corp.	2.800%	7/8/21	10,643	10,784
	Oracle Corp.	1.900%	9/15/21	62,638	62,297
	Oracle Corp.	2.500%	5/15/22	19,203	19,396
	Oracle Corp.	2.500%	10/15/22	13,669	13,803
	Oracle Corp.	2.625%	2/15/23	12,661	12,818
	Oracle Corp.	3.625%	7/15/23	565	595
	Oracle Corp.	2.400%	9/15/23	27,701	27,864
	Oracle Corp.	3.400%	7/8/24	36,685	38,385
	Oracle Corp.	2.950%	11/15/24	24,920	25,656
	Oracle Corp.	2.950%	5/15/25	32,437	33,367
	Oracle Corp.	2.650%	7/15/26	61,348	61,592
	Oracle Corp.	3.250%	11/15/27	5,000	5,224
	Oracle Corp.	3.250%	5/15/30	5,170	5,423
	Oracle Corp.	4.300%	7/8/34	20,495	23,304
	Oracle Corp.	3.900%	5/15/35	6,647	7,199
	Oracle Corp.	3.850%	7/15/36	23,705	25,057
	Oracle Corp.	3.800%	11/15/37	18,974	20,126
	Oracle Corp.	6.125%	7/8/39	11,996	16,348
	Oracle Corp.	5.375%	7/15/40	30,133	38,216
	Oracle Corp.	4.500%	7/8/44	17,038	19,233
	Oracle Corp.	4.125%	5/15/45	24,825	26,865
	Oracle Corp.	4.000%	7/15/46	36,210	38,745
	Oracle Corp.	4.000%	11/15/47	20,000	21,382
	Oracle Corp.	4.375%	5/15/55	13,477	15,048
	QUALCOMM Inc.	3.000%	5/20/22	21,225	21,588
	QUALCOMM Inc.	2.600%	1/30/23	22,025	22,057
	QUALCOMM Inc.	2.900%	5/20/24	17,320	17,552
	QUALCOMM Inc.	3.450%	5/20/25	26,800	27,773
	QUALCOMM Inc.	3.250%	5/20/27	15,100	15,366
	QUALCOMM Inc.	4.650%	5/20/35	9,800	10,879
	QUALCOMM Inc.	4.800%	5/20/45	19,412	21,650
	QUALCOMM Inc.	4.300%	5/20/47	15,630	16,373
	salesforce.com Inc.	3.250%	4/11/23	11,050	11,439
	salesforce.com Inc.	3.700%	4/11/28	16,000	17,199
	Seagate HDD Cayman	4.250%	3/1/22	3,250	3,299
	Seagate HDD Cayman	4.750%	6/1/23	7,450	7,674
	Seagate HDD Cayman	4.875%	3/1/24	8,775	9,005
	Seagate HDD Cayman	4.750%	1/1/25	12,378	12,502
	Seagate HDD Cayman	4.875%	6/1/27	6,045	6,015
	Seagate HDD Cayman	5.750%	12/1/34	5,805	5,704
	Tech Data Corp.	3.700%	2/15/22	7,735	7,855
	Tech Data Corp.	4.950%	2/15/27	5,000	5,213
	Texas Instruments Inc.	2.750%	3/12/21	6,825	6,902
	Texas Instruments Inc.	1.850%	5/15/22	5,700	5,669
	Texas Instruments Inc.	2.625%	5/15/24	3,475	3,517
	Texas Instruments Inc.	2.900%	11/3/27	6,475	6,638
	Texas Instruments Inc.	3.875%	3/15/39	8,000	8,646
	Texas Instruments Inc.	4.150%	5/15/48	15,250	17,266

103

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Total System Services Inc.	3.800%	4/1/21	9,420	9,592
	Total System Services Inc.	3.750%	6/1/23	4,348	4,490
	Total System Services Inc.	4.000%	6/1/23	7,188	7,498
	Total System Services Inc.	4.800%	4/1/26	8,000	8,785
	Total System Services Inc.	4.450%	6/1/28	3,000	3,210
	Trimble Inc.	4.150%	6/15/23	1,400	1,448
	Trimble Inc.	4.750%	12/1/24	4,375	4,656
	Trimble Inc.	4.900%	6/15/28	4,000	4,283
	Tyco Electronics Group SA	3.500%	2/3/22	2,200	2,254
	Tyco Electronics Group SA	3.450%	8/1/24	5,050	5,221
	Tyco Electronics Group SA	3.700%	2/15/26	1,000	1,036
	Tyco Electronics Group SA	3.125%	8/15/27	12,120	12,131
	Tyco Electronics Group SA	7.125%	10/1/37	10,000	13,575
	Verisk Analytics Inc.	5.800%	5/1/21	4,650	4,924
	Verisk Analytics Inc.	4.125%	9/12/22	6,015	6,314
	Verisk Analytics Inc.	4.000%	6/15/25	9,175	9,794
	Verisk Analytics Inc.	4.125%	3/15/29	6,200	6,669
	Verisk Analytics Inc.	5.500%	6/15/45	9,550	11,182
	VMware Inc.	2.300%	8/21/20	13,025	12,990
	VMware Inc.	2.950%	8/21/22	18,975	19,102
	VMware Inc.	3.900%	8/21/27	13,249	13,369
	Xilinx Inc.	3.000%	3/15/21	10,700	10,794
	Xilinx Inc.	2.950%	6/1/24	8,225	8,336
	Transportation (0.6%)
4	American Airlines 2011-1 Class A Pass Through Trust	5.250%	7/31/22	615	634
4	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	731	763
4	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	5,081	5,314
4	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	2,745	2,834
4	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	2,348	2,387
4	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	1,662	1,668
4	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	918	948
4	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	2,972	3,101
4	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	3,148	3,247
4	American Airlines 2016-2 Class A Pass Through Trust	3.650%	6/15/28	5,876	5,991
4	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	9,121	9,197
4	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	2,063	2,054
4	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	5,382	5,361
4	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	2,295	2,380
4	American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	1,248	1,302
4	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	1,892	1,905
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	5,800	5,885
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	700	718
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	9,275	9,495
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	5,090	5,194
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,351	6,500
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	7,706	7,895
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	6,701	7,074
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	8,442	8,936
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	5,740	6,041
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	14,585	14,959
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	6,263	6,656
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,131	1,419
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	5,495	5,760
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,300	4,382
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	3,181	4,249
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	9,210	12,083
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	6,560	7,927
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	8,340	10,503
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,350	5,236
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	6,956	7,821
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	10,426	11,718
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	14,035	16,008
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	4,025	4,958

104

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	7,481	9,056
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	9,302	10,764
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	9,334	10,356
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	7,490	8,832
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	11,808	12,544
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,485	12,703
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,975	6,582
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	8,225	9,229
	Canadian National Railway Co.	2.850%	12/15/21	2,410	2,440
	Canadian National Railway Co.	2.950%	11/21/24	3,850	3,930
	Canadian National Railway Co.	2.750%	3/1/26	4,967	4,998
	Canadian National Railway Co.	6.900%	7/15/28	1,610	2,118
	Canadian National Railway Co.	6.250%	8/1/34	1,300	1,776
	Canadian National Railway Co.	6.200%	6/1/36	3,118	4,222
	Canadian National Railway Co.	6.375%	11/15/37	2,568	3,594
	Canadian National Railway Co.	3.200%	8/2/46	1,350	1,311
	Canadian National Railway Co.	3.650%	2/3/48	11,185	11,641
	Canadian Pacific Railway Co.	9.450%	8/1/21	1,000	1,136
	Canadian Pacific Railway Co.	4.500%	1/15/22	5,500	5,753
	Canadian Pacific Railway Co.	4.450%	3/15/23	6,303	6,637
	Canadian Pacific Railway Co.	2.900%	2/1/25	7,022	7,187
	Canadian Pacific Railway Co.	7.125%	10/15/31	2,910	4,031
	Canadian Pacific Railway Co.	5.750%	3/15/33	375	462
	Canadian Pacific Railway Co.	4.800%	9/15/35	785	890
	Canadian Pacific Railway Co.	5.950%	5/15/37	14,454	18,382
	Canadian Pacific Railway Co.	5.750%	1/15/42	13,745	17,260
	Canadian Pacific Railway Co.	4.800%	8/1/45	500	586
	Canadian Pacific Railway Co.	6.125%	9/15/15	3,260	4,406
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,092	4,370
4	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	2,559	2,709
4	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	2,569	2,600
4	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	2,859	2,931
4	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	5,561	5,823
4	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	975	1,019
	CSX Corp.	3.700%	10/30/20	1,255	1,274
	CSX Corp.	4.250%	6/1/21	4,465	4,606
	CSX Corp.	3.700%	11/1/23	5,500	5,769
	CSX Corp.	3.400%	8/1/24	3,500	3,658
	CSX Corp.	3.350%	11/1/25	10,090	10,563
	CSX Corp.	2.600%	11/1/26	6,490	6,384
	CSX Corp.	3.250%	6/1/27	9,464	9,741
	CSX Corp.	3.800%	3/1/28	9,625	10,300
	CSX Corp.	4.250%	3/15/29	16,075	17,828
	CSX Corp.	6.000%	10/1/36	6,619	8,271
	CSX Corp.	6.150%	5/1/37	3,747	4,788
	CSX Corp.	6.220%	4/30/40	7,850	10,207
	CSX Corp.	5.500%	4/15/41	8,687	10,434
	CSX Corp.	4.750%	5/30/42	6,155	6,937
	CSX Corp.	4.400%	3/1/43	313	339
	CSX Corp.	4.100%	3/15/44	7,150	7,449
	CSX Corp.	3.800%	11/1/46	4,800	4,838
	CSX Corp.	4.300%	3/1/48	8,100	8,687
	CSX Corp.	4.750%	11/15/48	4,425	5,110
	CSX Corp.	4.500%	3/15/49	10,750	12,067
	CSX Corp.	3.950%	5/1/50	6,085	6,158
	CSX Corp.	4.500%	8/1/54	275	293
	CSX Corp.	4.250%	11/1/66	8,695	8,628
	CSX Corp.	4.650%	3/1/68	8,550	9,147
4	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	3,593	3,954

105

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	3,352	3,519
4	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	6,000	6,199
	Delta Air Lines Inc.	2.600%	12/4/20	6,775	6,766
	Delta Air Lines Inc.	3.400%	4/19/21	6,450	6,548
	Delta Air Lines Inc.	3.625%	3/15/22	9,975	10,142
	Delta Air Lines Inc.	3.800%	4/19/23	7,725	7,927
	Delta Air Lines Inc.	4.375%	4/19/28	6,975	7,092
	FedEx Corp.	2.625%	8/1/22	5,665	5,698
	FedEx Corp.	4.000%	1/15/24	6,036	6,451
	FedEx Corp.	3.200%	2/1/25	6,564	6,763
	FedEx Corp.	3.250%	4/1/26	7,395	7,609
	FedEx Corp.	3.300%	3/15/27	5,825	5,967
	FedEx Corp.	3.400%	2/15/28	7,340	7,554
	FedEx Corp.	4.900%	1/15/34	1,212	1,408
	FedEx Corp.	3.900%	2/1/35	8,016	8,046
	FedEx Corp.	3.875%	8/1/42	1,995	1,871
	FedEx Corp.	4.100%	4/15/43	5,020	4,824
	FedEx Corp.	5.100%	1/15/44	5,795	6,364
	FedEx Corp.	4.100%	2/1/45	1,100	1,041
	FedEx Corp.	4.750%	11/15/45	18,615	19,366
	FedEx Corp.	4.550%	4/1/46	10,925	11,164
	FedEx Corp.	4.400%	1/15/47	8,075	8,030
	FedEx Corp.	4.050%	2/15/48	21,010	20,030
	FedEx Corp.	4.950%	10/17/48	8,250	8,966
	FedEx Corp.	4.500%	2/1/65	1,124	1,030
	JB Hunt Transport Services Inc.	3.300%	8/15/22	4,100	4,182
	JB Hunt Transport Services Inc.	3.875%	3/1/26	3,775	3,945
	Kansas City Southern	3.000%	5/15/23	7,805	7,921
	Kansas City Southern	4.300%	5/15/43	5,190	5,356
	Kansas City Southern	4.950%	8/15/45	9,775	10,838
	Kansas City Southern	4.700%	5/1/48	12,550	14,035
	Kirby Corp.	4.200%	3/1/28	22,676	23,472
4	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	2,419	2,440
	Norfolk Southern Corp.	3.250%	12/1/21	5,400	5,494
	Norfolk Southern Corp.	3.000%	4/1/22	6,173	6,290
	Norfolk Southern Corp.	2.903%	2/15/23	5,788	5,849
	Norfolk Southern Corp.	3.850%	1/15/24	1,575	1,662
	Norfolk Southern Corp.	5.590%	5/17/25	2,302	2,620
	Norfolk Southern Corp.	3.650%	8/1/25	1,775	1,879
	Norfolk Southern Corp.	2.900%	6/15/26	1,355	1,376
	Norfolk Southern Corp.	7.800%	5/15/27	2,800	3,705
	Norfolk Southern Corp.	3.150%	6/1/27	5,070	5,193
	Norfolk Southern Corp.	3.800%	8/1/28	10,290	11,085
	Norfolk Southern Corp.	7.050%	5/1/37	2,000	2,786
	Norfolk Southern Corp.	4.837%	10/1/41	19,936	22,842
	Norfolk Southern Corp.	3.950%	10/1/42	478	493
	Norfolk Southern Corp.	4.450%	6/15/45	4,815	5,327
	Norfolk Southern Corp.	4.650%	1/15/46	6,510	7,448
	Norfolk Southern Corp.	3.942%	11/1/47	2,050	2,130
	Norfolk Southern Corp.	4.150%	2/28/48	2,810	3,017
	Norfolk Southern Corp.	4.100%	5/15/49	4,300	4,560
	Norfolk Southern Corp.	4.050%	8/15/52	18,203	18,891
	Norfolk Southern Corp.	6.000%	3/15/05	972	1,211
	Norfolk Southern Corp.	5.100%	8/1/18	6,693	7,576
4	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	1,863	1,891
	Ryder System Inc.	2.875%	9/1/20	3,575	3,592
	Ryder System Inc.	3.500%	6/1/21	6,150	6,273
	Ryder System Inc.	2.875%	6/1/22	3,000	3,037
	Ryder System Inc.	2.500%	9/1/22	400	400
	Ryder System Inc.	3.400%	3/1/23	4,455	4,575
	Ryder System Inc.	3.750%	6/9/23	13,485	14,021
	Ryder System Inc.	3.650%	3/18/24	12,000	12,504
	Southwest Airlines Co.	2.650%	11/5/20	6,530	6,556
	Southwest Airlines Co.	2.750%	11/16/22	950	954

106

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Southwest Airlines Co.	3.000%	11/15/26	5,350	5,340
	Southwest Airlines Co.	3.450%	11/16/27	3,460	3,556
4	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	847	894
4	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	1,596	1,670
	Union Pacific Corp.	4.000%	2/1/21	5,828	5,972
	Union Pacific Corp.	3.200%	6/8/21	13,575	13,814
	Union Pacific Corp.	2.950%	3/1/22	5,750	5,852
	Union Pacific Corp.	4.163%	7/15/22	12,488	13,104
	Union Pacific Corp.	2.750%	4/15/23	1,605	1,625
	Union Pacific Corp.	3.500%	6/8/23	13,100	13,633
	Union Pacific Corp.	3.646%	2/15/24	5,920	6,195
	Union Pacific Corp.	3.150%	3/1/24	2,300	2,368
	Union Pacific Corp.	3.750%	3/15/24	1,538	1,624
	Union Pacific Corp.	3.250%	1/15/25	3,129	3,242
	Union Pacific Corp.	3.750%	7/15/25	9,900	10,500
	Union Pacific Corp.	3.250%	8/15/25	11,480	11,926
	Union Pacific Corp.	2.750%	3/1/26	14,135	14,234
	Union Pacific Corp.	3.950%	9/10/28	17,305	18,934
	Union Pacific Corp.	3.700%	3/1/29	7,325	7,845
	Union Pacific Corp.	3.375%	2/1/35	7,200	7,105
	Union Pacific Corp.	3.600%	9/15/37	15,850	15,979
	Union Pacific Corp.	4.375%	9/10/38	6,805	7,481
	Union Pacific Corp.	4.250%	4/15/43	1,406	1,491
	Union Pacific Corp.	4.821%	2/1/44	590	679
	Union Pacific Corp.	4.150%	1/15/45	1,200	1,243
	Union Pacific Corp.	4.050%	11/15/45	2,637	2,743
	Union Pacific Corp.	4.050%	3/1/46	2,600	2,739
	Union Pacific Corp.	3.350%	8/15/46	6,015	5,652
	Union Pacific Corp.	4.500%	9/10/48	4,650	5,246
	Union Pacific Corp.	4.300%	3/1/49	11,150	12,279
	Union Pacific Corp.	3.799%	10/1/51	18,552	18,600
	Union Pacific Corp.	3.875%	2/1/55	9,600	9,527
	Union Pacific Corp.	4.800%	9/10/58	660	762
	Union Pacific Corp.	4.375%	11/15/65	10,516	11,032
	Union Pacific Corp.	4.100%	9/15/67	5,925	5,903
4	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	692	806
4	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	2,138	2,271
4	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	3,273	3,439
4	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	1,182	1,228
4	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	2,940	3,004
4	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	3,954	4,058
4	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	3,186	3,215
4	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	28,054	28,207
4	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	2,601	2,568
4	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	4,627	4,584
4	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	9,325	9,961
	United Parcel Service Inc.	3.125%	1/15/21	9,349	9,487
	United Parcel Service Inc.	2.050%	4/1/21	8,075	8,057
	United Parcel Service Inc.	2.350%	5/16/22	4,462	4,485
	United Parcel Service Inc.	2.450%	10/1/22	9,058	9,191
	United Parcel Service Inc.	2.500%	4/1/23	7,659	7,730
	United Parcel Service Inc.	2.800%	11/15/24	9,955	10,129
	United Parcel Service Inc.	2.400%	11/15/26	6,425	6,366
	United Parcel Service Inc.	3.050%	11/15/27	16,975	17,483
	United Parcel Service Inc.	3.400%	3/15/29	5,300	5,578
	United Parcel Service Inc.	6.200%	1/15/38	16,671	22,569
	United Parcel Service Inc.	4.875%	11/15/40	5,167	6,013
	United Parcel Service Inc.	3.625%	10/1/42	4,505	4,505
	United Parcel Service Inc.	3.400%	11/15/46	3,765	3,594
	United Parcel Service Inc.	3.750%	11/15/47	12,650	12,762
	United Parcel Service Inc.	4.250%	3/15/49	7,300	7,946
	United Parcel Service of America Inc.	8.375%	4/1/30	1,563	2,221
4	US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	929	1,026

107

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	567	593
4	US Airways 2012-2 Class A Pass Through Trust	4.625%	12/3/26	560	602
					37,178,132
Utilities (1.9%)
	Electric (1.7%)
	AEP Texas Inc.	2.400%	10/1/22	4,060	4,067
	AEP Texas Inc.	3.950%	6/1/28	9,450	10,138
	AEP Texas Inc.	3.800%	10/1/47	4,450	4,500
	AEP Transmission Co. LLC	3.100%	12/1/26	2,765	2,817
	AEP Transmission Co. LLC	4.000%	12/1/46	4,740	5,022
	AEP Transmission Co. LLC	3.750%	12/1/47	6,500	6,668
	AEP Transmission Co. LLC	4.250%	9/15/48	3,575	3,934
	AEP Transmission Co. LLC	3.800%	6/15/49	5,000	5,159
	Alabama Power Co.	2.450%	3/30/22	7,800	7,831
	Alabama Power Co.	3.550%	12/1/23	7,021	7,369
	Alabama Power Co.	6.125%	5/15/38	775	1,023
	Alabama Power Co.	6.000%	3/1/39	523	691
	Alabama Power Co.	3.850%	12/1/42	2,295	2,380
	Alabama Power Co.	4.150%	8/15/44	4,350	4,694
	Alabama Power Co.	3.750%	3/1/45	3,970	4,066
	Alabama Power Co.	4.300%	1/2/46	14,654	16,277
	Alabama Power Co.	3.700%	12/1/47	6,200	6,293
	Alabama Power Co.	4.300%	7/15/48	6,875	7,678
	Ameren Corp.	2.700%	11/15/20	10,500	10,535
	Ameren Corp.	3.650%	2/15/26	4,140	4,313
	Ameren Illinois Co.	2.700%	9/1/22	12,011	12,158
	Ameren Illinois Co.	3.250%	3/1/25	1,335	1,379
	Ameren Illinois Co.	3.800%	5/15/28	5,020	5,425
	Ameren Illinois Co.	4.150%	3/15/46	2,375	2,579
	Ameren Illinois Co.	3.700%	12/1/47	6,400	6,554
	Ameren Illinois Co.	4.500%	3/15/49	4,700	5,491
	American Electric Power Co. Inc.	2.150%	11/13/20	3,850	3,836
	American Electric Power Co. Inc.	3.650%	12/1/21	4,675	4,819
	American Electric Power Co. Inc.	2.950%	12/15/22	5,431	5,510
	American Electric Power Co. Inc.	3.200%	11/13/27	250	253
	American Electric Power Co. Inc.	4.300%	12/1/28	5,250	5,734
	Appalachian Power Co.	4.600%	3/30/21	5,822	6,011
	Appalachian Power Co.	3.400%	6/1/25	2,850	2,954
	Appalachian Power Co.	3.300%	6/1/27	3,825	3,909
	Appalachian Power Co.	7.000%	4/1/38	585	799
	Appalachian Power Co.	4.450%	6/1/45	6,025	6,609
	Appalachian Power Co.	4.500%	3/1/49	8,400	9,416
	Arizona Public Service Co.	3.150%	5/15/25	4,050	4,197
	Arizona Public Service Co.	4.500%	4/1/42	8,888	9,794
	Arizona Public Service Co.	4.350%	11/15/45	1,150	1,259
	Arizona Public Service Co.	3.750%	5/15/46	10,550	10,506
	Arizona Public Service Co.	4.250%	3/1/49	5,200	5,678
	Avangrid Inc.	3.150%	12/1/24	7,245	7,364
	Avangrid Inc.	3.800%	6/1/29	5,115	5,344
	Avista Corp.	4.350%	6/1/48	4,195	4,602
	Baltimore Gas & Electric Co.	3.500%	11/15/21	1,988	2,039
	Baltimore Gas & Electric Co.	3.350%	7/1/23	7,030	7,258
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,725	3,633
	Baltimore Gas & Electric Co.	6.350%	10/1/36	683	915
	Baltimore Gas & Electric Co.	3.500%	8/15/46	7,400	7,329
	Baltimore Gas & Electric Co.	3.750%	8/15/47	3,550	3,596
	Baltimore Gas & Electric Co.	4.250%	9/15/48	3,300	3,657
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	6,100	6,118
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	5,575	5,683
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	8,169	8,610
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,150	7,498
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	3,925	4,032
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,476	15,277

108

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Berkshire Hathaway Energy Co.	5.950%	5/15/37	8,325	10,828
Berkshire Hathaway Energy Co.	6.500%	9/15/37	4,969	6,599
Berkshire Hathaway Energy Co.	5.150%	11/15/43	8,497	10,394
Berkshire Hathaway Energy Co.	4.500%	2/1/45	10,025	11,211
Berkshire Hathaway Energy Co.	3.800%	7/15/48	5,530	5,613
Berkshire Hathaway Energy Co.	4.450%	1/15/49	13,275	14,990
Black Hills Corp.	4.250%	11/30/23	4,000	4,226
Black Hills Corp.	3.950%	1/15/26	2,700	2,809
Black Hills Corp.	3.150%	1/15/27	4,800	4,756
Black Hills Corp.	4.350%	5/1/33	4,825	5,318
Black Hills Corp.	4.200%	9/15/46	3,780	3,765
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,575	2,555
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	5,300	5,299
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,500	1,470
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	650	661
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	141
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	11,272	11,228
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,275	1,461
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	5,600	6,017
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,250	7,078
CenterPoint Energy Inc.	3.600%	11/1/21	3,000	3,081
CenterPoint Energy Inc.	2.500%	9/1/22	6,675	6,682
CenterPoint Energy Inc.	3.850%	2/1/24	4,325	4,531
CenterPoint Energy Inc.	4.250%	11/1/28	4,775	5,144
Cleco Corporate Holdings LLC	3.743%	5/1/26	6,126	6,180
Cleco Corporate Holdings LLC	4.973%	5/1/46	4,000	4,238
Cleveland Electric Illuminating Co.	5.500%	8/15/24	5,515	6,252
Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	7,237
CMS Energy Corp.	5.050%	3/15/22	1,280	1,359
CMS Energy Corp.	3.000%	5/15/26	6,275	6,278
CMS Energy Corp.	3.450%	8/15/27	1,675	1,721
CMS Energy Corp.	4.875%	3/1/44	5,540	6,348
Commonwealth Edison Co.	4.000%	8/1/20	3,831	3,887
Commonwealth Edison Co.	3.400%	9/1/21	4,250	4,342
Commonwealth Edison Co.	2.550%	6/15/26	9,300	9,202
Commonwealth Edison Co.	2.950%	8/15/27	3,700	3,741
Commonwealth Edison Co.	5.900%	3/15/36	3,044	3,910
Commonwealth Edison Co.	6.450%	1/15/38	8,098	11,180
Commonwealth Edison Co.	3.800%	10/1/42	2,364	2,440
Commonwealth Edison Co.	4.600%	8/15/43	3,990	4,591
Commonwealth Edison Co.	4.700%	1/15/44	5,227	6,107
Commonwealth Edison Co.	3.700%	3/1/45	8,850	8,990
Commonwealth Edison Co.	4.350%	11/15/45	4,975	5,639
Commonwealth Edison Co.	3.650%	6/15/46	11,792	11,965
Commonwealth Edison Co.	3.750%	8/15/47	5,950	6,144
Commonwealth Edison Co.	4.000%	3/1/48	9,790	10,532
Commonwealth Edison Co.	4.000%	3/1/49	7,000	7,541
Connecticut Light & Power Co.	2.500%	1/15/23	7,490	7,562
Connecticut Light & Power Co.	3.200%	3/15/27	3,075	3,170
Connecticut Light & Power Co.	4.300%	4/15/44	5,400	6,050
Connecticut Light & Power Co.	4.150%	6/1/45	500	551
Connecticut Light & Power Co.	4.000%	4/1/48	10,025	10,919
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	175	179
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,475	7,719
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	4,644	5,876
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,095	4,047
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	500	668
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,660	2,344
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	5,287	6,629
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,325	9,454
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,545	2,667
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	20,589	22,738
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	9,550	10,735
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	8,770	9,031

109

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	7,600	7,851
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	20,000	21,547
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,087	5,776
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	3,255	3,548
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	3,625	3,708
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	7,735	8,685
	Consolidated Edison Inc.	2.000%	5/15/21	5,000	4,973
	Consumers Energy Co.	2.850%	5/15/22	10,725	10,926
	Consumers Energy Co.	3.375%	8/15/23	5,210	5,429
	Consumers Energy Co.	3.800%	11/15/28	6,900	7,534
	Consumers Energy Co.	3.950%	5/15/43	4,343	4,610
	Consumers Energy Co.	3.250%	8/15/46	4,900	4,682
	Consumers Energy Co.	3.950%	7/15/47	3,975	4,297
	Consumers Energy Co.	4.050%	5/15/48	6,000	6,602
	Consumers Energy Co.	4.350%	4/15/49	6,225	7,142
	Delmarva Power & Light Co.	3.500%	11/15/23	3,525	3,684
	Delmarva Power & Light Co.	4.150%	5/15/45	7,400	7,919
	Dominion Energy Inc.	2.579%	7/1/20	7,850	7,839
	Dominion Energy Inc.	2.715%	8/15/21	2,000	2,000
	Dominion Energy Inc.	2.750%	1/15/22	5,075	5,108
	Dominion Energy Inc.	2.750%	9/15/22	600	604
	Dominion Energy Inc.	3.071%	8/15/24	3,160	3,182
	Dominion Energy Inc.	3.900%	10/1/25	8,915	9,493
	Dominion Energy Inc.	2.850%	8/15/26	3,204	3,172
	Dominion Energy Inc.	4.250%	6/1/28	4,095	4,430
	Dominion Energy Inc.	6.300%	3/15/33	6,200	7,930
	Dominion Energy Inc.	5.250%	8/1/33	1,134	1,330
	Dominion Energy Inc.	5.950%	6/15/35	9,169	11,220
	Dominion Energy Inc.	7.000%	6/15/38	4,752	6,333
	Dominion Energy Inc.	4.900%	8/1/41	8,360	9,423
	Dominion Energy Inc.	4.050%	9/15/42	8,281	8,399
	Dominion Energy Inc.	4.700%	12/1/44	3,226	3,592
	Dominion Energy Inc.	4.600%	3/15/49	8,900	9,881
4	Dominion Energy Inc.	5.750%	10/1/54	4,381	4,539
	Dominion Energy South Carolina Inc.	4.250%	8/15/28	8,000	8,869
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	5,729	7,478
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	5,710	7,368
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,345	4,133
	Dominion Energy South Carolina Inc.	4.350%	2/1/42	2,562	2,780
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	4,610	5,238
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	5,075	6,365
7	DPL Inc.	4.350%	4/15/29	3,150	3,189
	DTE Electric Co.	3.450%	10/1/20	2,865	2,903
	DTE Electric Co.	3.650%	3/15/24	6,950	7,323
	DTE Electric Co.	3.375%	3/1/25	6,750	7,043
	DTE Electric Co.	4.000%	4/1/43	6,125	6,580
	DTE Electric Co.	3.700%	3/15/45	5,524	5,724
	DTE Electric Co.	3.700%	6/1/46	2,225	2,304
	DTE Electric Co.	3.750%	8/15/47	6,025	6,332
	DTE Electric Co.	4.050%	5/15/48	3,000	3,319
	DTE Energy Co.	2.600%	6/15/22	3,000	3,007
	DTE Energy Co.	3.700%	8/1/23	6,250	6,530
	DTE Energy Co.	3.850%	12/1/23	700	733
	DTE Energy Co.	3.500%	6/1/24	6,456	6,689
	DTE Energy Co.	2.850%	10/1/26	25,700	25,365
	DTE Energy Co.	3.800%	3/15/27	26,125	27,233
	DTE Energy Co.	3.400%	6/15/29	3,500	3,560
	DTE Energy Co.	6.375%	4/15/33	4,945	6,371
	Duke Energy Carolinas LLC	3.900%	6/15/21	1,095	1,130
	Duke Energy Carolinas LLC	3.350%	5/15/22	1,800	1,860
	Duke Energy Carolinas LLC	2.500%	3/15/23	7,800	7,858
	Duke Energy Carolinas LLC	3.050%	3/15/23	9,125	9,390
	Duke Energy Carolinas LLC	2.950%	12/1/26	5,115	5,201
	Duke Energy Carolinas LLC	3.950%	11/15/28	7,050	7,709

110

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,170	6,385
	Duke Energy Carolinas LLC	6.450%	10/15/32	3,110	4,134
	Duke Energy Carolinas LLC	6.100%	6/1/37	10,276	13,638
	Duke Energy Carolinas LLC	6.000%	1/15/38	5,670	7,504
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,361	5,814
	Duke Energy Carolinas LLC	5.300%	2/15/40	8,805	10,978
	Duke Energy Carolinas LLC	4.250%	12/15/41	5,690	6,233
	Duke Energy Carolinas LLC	4.000%	9/30/42	6,964	7,463
	Duke Energy Carolinas LLC	3.750%	6/1/45	5,550	5,704
	Duke Energy Carolinas LLC	3.875%	3/15/46	10,000	10,495
	Duke Energy Carolinas LLC	3.700%	12/1/47	6,075	6,232
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,300	1,377
	Duke Energy Corp.	1.800%	9/1/21	280	277
	Duke Energy Corp.	3.550%	9/15/21	7,239	7,394
	Duke Energy Corp.	2.400%	8/15/22	10,855	10,846
	Duke Energy Corp.	3.050%	8/15/22	13,015	13,243
	Duke Energy Corp.	3.950%	10/15/23	4,500	4,747
	Duke Energy Corp.	2.650%	9/1/26	10,359	10,239
	Duke Energy Corp.	3.150%	8/15/27	19,279	19,546
	Duke Energy Corp.	4.800%	12/15/45	7,370	8,321
	Duke Energy Corp.	3.750%	9/1/46	18,082	17,615
	Duke Energy Corp.	4.200%	6/15/49	3,000	3,145
	Duke Energy Florida LLC	3.100%	8/15/21	970	985
	Duke Energy Florida LLC	3.200%	1/15/27	2,300	2,373
	Duke Energy Florida LLC	3.800%	7/15/28	5,575	5,978
	Duke Energy Florida LLC	6.350%	9/15/37	9,715	13,267
	Duke Energy Florida LLC	6.400%	6/15/38	8,471	11,846
	Duke Energy Florida LLC	5.650%	4/1/40	250	321
	Duke Energy Florida LLC	3.400%	10/1/46	6,985	6,797
	Duke Energy Florida LLC	4.200%	7/15/48	3,500	3,853
4	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	2,950	2,917
4	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	4,000	3,938
4	Duke Energy Florida Project Finance LLC	2.858%	3/1/33	2,150	2,150
4	Duke Energy Florida Project Finance LLC	3.112%	9/1/36	3,800	3,678
	Duke Energy Indiana LLC	3.750%	7/15/20	824	835
	Duke Energy Indiana LLC	6.120%	10/15/35	5,598	7,296
	Duke Energy Indiana LLC	6.350%	8/15/38	8,504	11,594
	Duke Energy Indiana LLC	6.450%	4/1/39	400	565
	Duke Energy Indiana LLC	4.900%	7/15/43	1,700	2,003
	Duke Energy Indiana LLC	3.750%	5/15/46	18,845	19,053
	Duke Energy Ohio Inc.	3.650%	2/1/29	11,850	12,726
	Duke Energy Ohio Inc.	3.700%	6/15/46	5,100	5,210
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,114
	Duke Energy Progress LLC	3.000%	9/15/21	7,817	7,943
	Duke Energy Progress LLC	2.800%	5/15/22	3,145	3,198
	Duke Energy Progress LLC	3.375%	9/1/23	2,284	2,386
	Duke Energy Progress LLC	3.250%	8/15/25	5,300	5,501
	Duke Energy Progress LLC	3.700%	9/1/28	6,805	7,282
	Duke Energy Progress LLC	3.450%	3/15/29	8,911	9,364
	Duke Energy Progress LLC	6.300%	4/1/38	6,919	9,398
	Duke Energy Progress LLC	4.100%	5/15/42	871	932
	Duke Energy Progress LLC	4.100%	3/15/43	1,300	1,393
	Duke Energy Progress LLC	4.375%	3/30/44	7,465	8,348
	Duke Energy Progress LLC	4.150%	12/1/44	6,484	7,024
	Duke Energy Progress LLC	4.200%	8/15/45	5,577	6,096
	Duke Energy Progress LLC	3.700%	10/15/46	4,825	4,904
	Duke Energy Progress LLC	3.600%	9/15/47	5,950	5,924
	Edison International	2.400%	9/15/22	5,145	4,861
	Edison International	2.950%	3/15/23	950	909
	Edison International	5.750%	6/15/27	1,000	1,073
	Edison International	4.125%	3/15/28	3,425	3,339
	El Paso Electric Co.	6.000%	5/15/35	2,375	2,893
	El Paso Electric Co.	5.000%	12/1/44	4,200	4,580
	Emera US Finance LP	2.700%	6/15/21	8,020	8,044

111

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Emera US Finance LP	3.550%	6/15/26	7,983	8,143
Emera US Finance LP	4.750%	6/15/46	16,769	18,051
Enel Americas SA	4.000%	10/25/26	3,250	3,348
Enel Chile SA	4.875%	6/12/28	9,970	10,889
Entergy Arkansas Inc.	3.750%	2/15/21	8,075	8,243
Entergy Arkansas Inc.	3.500%	4/1/26	5,903	6,175
Entergy Corp.	4.000%	7/15/22	7,381	7,658
Entergy Corp.	2.950%	9/1/26	8,275	8,261
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	3,305	3,788
Entergy Louisiana LLC	4.050%	9/1/23	6,475	6,881
Entergy Louisiana LLC	5.400%	11/1/24	3,325	3,809
Entergy Louisiana LLC	2.400%	10/1/26	5,347	5,212
Entergy Louisiana LLC	3.120%	9/1/27	6,000	6,117
Entergy Louisiana LLC	3.250%	4/1/28	4,625	4,768
Entergy Louisiana LLC	3.050%	6/1/31	16,239	16,292
Entergy Louisiana LLC	4.000%	3/15/33	12,250	13,449
Entergy Louisiana LLC	4.950%	1/15/45	9,800	10,364
Entergy Louisiana LLC	4.200%	9/1/48	6,370	7,002
Entergy Louisiana LLC	4.200%	4/1/50	5,000	5,550
Entergy Mississippi Inc.	2.850%	6/1/28	10,959	10,951
Entergy Mississippi LLC	3.850%	6/1/49	3,500	3,650
Eversource Energy	2.500%	3/15/21	6,650	6,665
Eversource Energy	2.750%	3/15/22	4,425	4,477
Eversource Energy	3.800%	12/1/23	6,150	6,473
Eversource Energy	2.900%	10/1/24	3,825	3,879
Eversource Energy	3.150%	1/15/25	5,547	5,694
Eversource Energy	3.300%	1/15/28	6,700	6,819
Eversource Energy	4.250%	4/1/29	8,500	9,301
Exelon Corp.	5.150%	12/1/20	9,053	9,334
Exelon Corp.	2.450%	4/15/21	3,025	3,023
Exelon Corp.	3.497%	6/1/22	1,550	1,587
Exelon Corp.	3.950%	6/15/25	20,995	22,284
Exelon Corp.	3.400%	4/15/26	10,500	10,763
Exelon Corp.	4.950%	6/15/35	7,300	8,153
Exelon Corp.	5.625%	6/15/35	5,875	7,098
Exelon Corp.	5.100%	6/15/45	4,337	5,045
Exelon Corp.	4.450%	4/15/46	11,713	12,307
Exelon Generation Co. LLC	4.000%	10/1/20	8,978	9,110
Exelon Generation Co. LLC	3.400%	3/15/22	13,285	13,610
Exelon Generation Co. LLC	4.250%	6/15/22	7,020	7,334
Exelon Generation Co. LLC	6.250%	10/1/39	9,559	11,334
Exelon Generation Co. LLC	5.750%	10/1/41	3,513	3,893
Exelon Generation Co. LLC	5.600%	6/15/42	10,528	11,637
FirstEnergy Corp.	2.850%	7/15/22	7,300	7,382
FirstEnergy Corp.	4.250%	3/15/23	5,034	5,286
FirstEnergy Corp.	3.900%	7/15/27	19,107	19,974
FirstEnergy Corp.	7.375%	11/15/31	16,510	22,534
FirstEnergy Corp.	4.850%	7/15/47	15,296	17,350
Florida Power & Light Co.	2.750%	6/1/23	8,225	8,368
Florida Power & Light Co.	3.250%	6/1/24	9,415	9,850
Florida Power & Light Co.	3.125%	12/1/25	12,275	12,845
Florida Power & Light Co.	5.625%	4/1/34	3,125	4,012
Florida Power & Light Co.	4.950%	6/1/35	645	764
Florida Power & Light Co.	5.650%	2/1/37	3,396	4,362
Florida Power & Light Co.	5.950%	2/1/38	8,135	10,914
Florida Power & Light Co.	5.960%	4/1/39	350	472
Florida Power & Light Co.	5.250%	2/1/41	500	625
Florida Power & Light Co.	4.125%	2/1/42	16,098	17,779
Florida Power & Light Co.	4.050%	6/1/42	6,140	6,684
Florida Power & Light Co.	3.800%	12/15/42	5,095	5,376
Florida Power & Light Co.	4.050%	10/1/44	4,300	4,721
Florida Power & Light Co.	3.700%	12/1/47	7,325	7,567
Florida Power & Light Co.	3.950%	3/1/48	10,725	11,727
Florida Power & Light Co.	4.125%	6/1/48	6,272	7,024

112

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Florida Power & Light Co.	3.990%	3/1/49	5,350	5,857
	Fortis Inc.	2.100%	10/4/21	6,940	6,870
	Fortis Inc.	3.055%	10/4/26	23,160	22,948
	Georgia Power Co.	2.000%	9/8/20	19,150	19,028
	Georgia Power Co.	2.400%	4/1/21	7,550	7,556
	Georgia Power Co.	2.850%	5/15/22	8,375	8,470
	Georgia Power Co.	3.250%	4/1/26	5,400	5,479
	Georgia Power Co.	3.250%	3/30/27	5,375	5,425
	Georgia Power Co.	4.750%	9/1/40	7,842	8,599
	Georgia Power Co.	4.300%	3/15/42	9,375	9,885
	Georgia Power Co.	4.300%	3/15/43	4,455	4,655
	Great Plains Energy Inc.	4.850%	6/1/21	1,853	1,919
	Gulf Power Co.	3.300%	5/30/27	3,400	3,528
	Iberdrola International BV	6.750%	7/15/36	3,450	4,510
	Indiana Michigan Power Co.	3.850%	5/15/28	8,920	9,524
	Indiana Michigan Power Co.	6.050%	3/15/37	7,350	9,373
	Indiana Michigan Power Co.	4.550%	3/15/46	1,330	1,490
	Indiana Michigan Power Co.	3.750%	7/1/47	8,605	8,672
	Indiana Michigan Power Co.	4.250%	8/15/48	5,325	5,859
	Interstate Power & Light Co.	3.250%	12/1/24	9,100	9,367
	Interstate Power & Light Co.	4.100%	9/26/28	5,550	6,001
	Interstate Power & Light Co.	3.600%	4/1/29	3,200	3,341
	Interstate Power & Light Co.	6.250%	7/15/39	3,014	3,920
	Interstate Power & Light Co.	3.700%	9/15/46	2,650	2,568
	ITC Holdings Corp.	2.700%	11/15/22	5,275	5,290
	ITC Holdings Corp.	3.650%	6/15/24	3,190	3,309
	ITC Holdings Corp.	3.250%	6/30/26	4,230	4,270
	ITC Holdings Corp.	3.350%	11/15/27	6,743	6,908
	ITC Holdings Corp.	5.300%	7/1/43	12,215	14,619
4	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,437	2,861
	Kansas City Power & Light Co.	3.150%	3/15/23	2,500	2,573
	Kansas City Power & Light Co.	6.050%	11/15/35	1,440	1,811
	Kansas City Power & Light Co.	5.300%	10/1/41	7,060	8,503
	Kansas City Power & Light Co.	4.200%	6/15/47	3,350	3,649
	Kansas City Power & Light Co.	4.200%	3/15/48	5,225	5,699
	Kentucky Utilities Co.	3.250%	11/1/20	3,825	3,853
	Kentucky Utilities Co.	5.125%	11/1/40	3,284	4,017
	Kentucky Utilities Co.	4.375%	10/1/45	6,000	6,685
	LG&E & KU Energy LLC	3.750%	11/15/20	23,786	24,133
	Louisville Gas & Electric Co.	3.300%	10/1/25	3,250	3,396
	Louisville Gas & Electric Co.	4.250%	4/1/49	9,550	10,706
	MidAmerican Energy Co.	3.500%	10/15/24	8,928	9,399
	MidAmerican Energy Co.	3.100%	5/1/27	3,875	3,972
	MidAmerican Energy Co.	6.750%	12/30/31	9,264	12,621
	MidAmerican Energy Co.	5.750%	11/1/35	1,900	2,394
	MidAmerican Energy Co.	5.800%	10/15/36	2,980	3,807
	MidAmerican Energy Co.	4.800%	9/15/43	2,654	3,130
	MidAmerican Energy Co.	4.250%	5/1/46	1,285	1,439
	MidAmerican Energy Co.	3.950%	8/1/47	3,400	3,656
	MidAmerican Energy Co.	3.650%	8/1/48	6,255	6,431
	MidAmerican Energy Co.	4.250%	7/15/49	4,900	5,555
	Mississippi Power Co.	3.950%	3/30/28	1,750	1,832
	Mississippi Power Co.	4.250%	3/15/42	7,775	7,837
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	5,475	5,481
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	3,300	3,345
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	2,267	2,320
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	6,125	6,162
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	12,435	12,613
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	5,030	5,258
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	11,600	11,882
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	7,320	7,469
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	1,145	1,190
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	4,000	4,070
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	5,225	5,694

113

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	6,150	6,601
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	11,712	12,963
4	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	2,897	2,822
4	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	5,215	5,287
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	3,900	4,400
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	7,045	7,874
	Nevada Power Co.	3.700%	5/1/29	11,000	11,747
	Nevada Power Co.	6.650%	4/1/36	5,650	7,619
	Nevada Power Co.	6.750%	7/1/37	7,597	10,384
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	9,140	9,280
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	6,005	6,059
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	6,000	6,160
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	2,750	2,825
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	14,702	15,339
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	9,000	9,329
4	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	8,000	7,520
4	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	4,000	4,127
	Northern States Power Co.	2.200%	8/15/20	2,700	2,701
	Northern States Power Co.	6.250%	6/1/36	3,670	4,953
	Northern States Power Co.	6.200%	7/1/37	4,643	6,310
	Northern States Power Co.	5.350%	11/1/39	8,146	10,222
	Northern States Power Co.	3.400%	8/15/42	4,083	4,035
	Northern States Power Co.	4.000%	8/15/45	2,850	3,080
	NorthWestern Corp.	4.176%	11/15/44	4,125	4,436
	NSTAR Electric Co.	2.375%	10/15/22	8,475	8,510
	NSTAR Electric Co.	3.200%	5/15/27	7,550	7,785
	NSTAR Electric Co.	3.250%	5/15/29	4,300	4,459
	NSTAR Electric Co.	5.500%	3/15/40	4,996	6,234
	NV Energy Inc.	6.250%	11/15/20	12,460	13,100
	Oglethorpe Power Corp.	5.950%	11/1/39	1,450	1,787
	Oglethorpe Power Corp.	5.375%	11/1/40	8,050	9,506
	Oglethorpe Power Corp.	5.250%	9/1/50	568	663
	Ohio Edison Co.	6.875%	7/15/36	1,870	2,476
	Ohio Power Co.	5.375%	10/1/21	5,766	6,155
	Ohio Power Co.	4.150%	4/1/48	4,250	4,679
	Ohio Power Co.	4.000%	6/1/49	4,780	5,133
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	4,225	4,449
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,975	3,134
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,750	3,811
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	350	367
7	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	6,000	6,109
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	6,200	6,273
7	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	2,100	2,255
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	1,600	1,976
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,690	6,598
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	2,930	4,243
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,771	2,746
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	5,780	7,192
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,494	5,166
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	4,975	6,265
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	9,499	9,974
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	3,865	4,075
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	2,700	3,014
7	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	8,000	8,543
	PacifiCorp	2.950%	2/1/22	9,975	10,142
	PacifiCorp	2.950%	6/1/23	2,215	2,269
	PacifiCorp	3.600%	4/1/24	6,714	7,036
	PacifiCorp	3.500%	6/15/29	11,450	12,159
	PacifiCorp	7.700%	11/15/31	1,199	1,715
	PacifiCorp	5.250%	6/15/35	1,510	1,803
	PacifiCorp	6.100%	8/1/36	4,348	5,703
	PacifiCorp	5.750%	4/1/37	3,201	4,076
	PacifiCorp	6.250%	10/15/37	8,731	11,663
	PacifiCorp	6.350%	7/15/38	3,350	4,492

114

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PacifiCorp	6.000%	1/15/39	4,021	5,370
PacifiCorp	4.100%	2/1/42	4,855	5,248
PacifiCorp	4.125%	1/15/49	9,862	10,827
PacifiCorp	4.150%	2/15/50	20,000	22,249
PECO Energy Co.	2.375%	9/15/22	3,015	3,029
PECO Energy Co.	3.150%	10/15/25	350	362
PECO Energy Co.	3.900%	3/1/48	3,600	3,829
Pinnacle West Capital Corp.	2.250%	11/30/20	3,400	3,392
PNM Resources Inc.	3.250%	3/9/21	3,000	3,023
Potomac Electric Power Co.	3.600%	3/15/24	1,960	2,057
Potomac Electric Power Co.	6.500%	11/15/37	7,532	10,331
Potomac Electric Power Co.	4.150%	3/15/43	4,675	5,032
PPL Capital Funding Inc.	4.200%	6/15/22	2,365	2,466
PPL Capital Funding Inc.	3.500%	12/1/22	1,745	1,792
PPL Capital Funding Inc.	3.400%	6/1/23	3,870	3,956
PPL Capital Funding Inc.	3.950%	3/15/24	815	854
PPL Capital Funding Inc.	3.100%	5/15/26	8,776	8,735
PPL Capital Funding Inc.	4.700%	6/1/43	4,810	5,114
PPL Capital Funding Inc.	5.000%	3/15/44	12,106	13,440
PPL Capital Funding Inc.	4.000%	9/15/47	4,575	4,413
PPL Electric Utilities Corp.	3.000%	9/15/21	3,300	3,346
PPL Electric Utilities Corp.	6.250%	5/15/39	5,467	7,468
PPL Electric Utilities Corp.	4.125%	6/15/44	2,700	2,944
PPL Electric Utilities Corp.	4.150%	10/1/45	4,280	4,689
PPL Electric Utilities Corp.	3.950%	6/1/47	5,275	5,603
PPL Electric Utilities Corp.	4.150%	6/15/48	3,325	3,668
Progress Energy Inc.	4.400%	1/15/21	6,847	7,029
Progress Energy Inc.	3.150%	4/1/22	17,265	17,587
Progress Energy Inc.	7.750%	3/1/31	2,960	4,143
Progress Energy Inc.	7.000%	10/30/31	3,025	4,057
Progress Energy Inc.	6.000%	12/1/39	7,674	9,561
PSEG Power LLC	3.000%	6/15/21	3,960	4,001
PSEG Power LLC	3.850%	6/1/23	7,925	8,248
PSEG Power LLC	8.625%	4/15/31	1,338	1,837
Public Service Co. of Colorado	3.200%	11/15/20	4,175	4,220
Public Service Co. of Colorado	2.250%	9/15/22	5,600	5,606
Public Service Co. of Colorado	3.700%	6/15/28	4,350	4,684
Public Service Co. of Colorado	3.600%	9/15/42	10,475	10,467
Public Service Co. of Colorado	4.300%	3/15/44	295	326
Public Service Co. of Colorado	4.100%	6/15/48	4,175	4,568
Public Service Co. of Colorado	4.050%	9/15/49	4,720	5,188
Public Service Co. of New Hampshire	3.500%	11/1/23	2,054	2,155
Public Service Co. of New Hampshire	3.600%	7/1/49	3,245	3,308
Public Service Electric & Gas Co.	1.900%	3/15/21	3,150	3,140
Public Service Electric & Gas Co.	2.375%	5/15/23	3,225	3,236
Public Service Electric & Gas Co.	3.250%	9/1/23	25	26
Public Service Electric & Gas Co.	3.000%	5/15/25	4,410	4,515
Public Service Electric & Gas Co.	2.250%	9/15/26	575	558
Public Service Electric & Gas Co.	3.000%	5/15/27	4,800	4,896
Public Service Electric & Gas Co.	3.200%	5/15/29	3,500	3,620
Public Service Electric & Gas Co.	5.800%	5/1/37	1,766	2,270
Public Service Electric & Gas Co.	3.950%	5/1/42	14,730	15,826
Public Service Electric & Gas Co.	3.650%	9/1/42	800	814
Public Service Electric & Gas Co.	3.800%	3/1/46	16,480	17,347
Public Service Electric & Gas Co.	3.600%	12/1/47	3,850	3,936
Public Service Electric & Gas Co.	3.850%	5/1/49	5,705	6,100
Public Service Enterprise Group Inc.	2.650%	11/15/22	7,660	7,670
Public Service Enterprise Group Inc.	2.875%	6/15/24	3,745	3,783
Puget Energy Inc.	6.500%	12/15/20	16,100	16,976
Puget Energy Inc.	6.000%	9/1/21	5,494	5,873
Puget Energy Inc.	5.625%	7/15/22	2,050	2,200
Puget Energy Inc.	3.650%	5/15/25	7,480	7,630
Puget Sound Energy Inc.	6.274%	3/15/37	3,475	4,583
Puget Sound Energy Inc.	5.757%	10/1/39	6,910	8,894

115

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Puget Sound Energy Inc.	5.795%	3/15/40	1,774	2,292
	Puget Sound Energy Inc.	5.638%	4/15/41	3,068	3,838
	Puget Sound Energy Inc.	4.300%	5/20/45	8,125	8,911
	Puget Sound Energy Inc.	4.223%	6/15/48	6,220	6,931
	San Diego Gas & Electric Co.	3.000%	8/15/21	2,925	2,960
	San Diego Gas & Electric Co.	3.600%	9/1/23	3,835	3,980
	San Diego Gas & Electric Co.	2.500%	5/15/26	75	73
	San Diego Gas & Electric Co.	6.000%	6/1/39	1,929	2,360
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,645	6,066
	San Diego Gas & Electric Co.	3.750%	6/1/47	4,350	4,229
	San Diego Gas & Electric Co.	4.150%	5/15/48	7,070	7,343
	Sierra Pacific Power Co.	2.600%	5/1/26	13,345	13,208
	Southern California Edison Co.	2.900%	3/1/21	6,000	6,011
	Southern California Edison Co.	3.875%	6/1/21	16,875	17,169
4	Southern California Edison Co.	1.845%	2/1/22	2,336	2,297
	Southern California Edison Co.	2.400%	2/1/22	6,400	6,344
	Southern California Edison Co.	3.400%	6/1/23	8,345	8,473
	Southern California Edison Co.	3.500%	10/1/23	250	257
	Southern California Edison Co.	3.700%	8/1/25	2,425	2,506
	Southern California Edison Co.	3.650%	3/1/28	7,475	7,632
	Southern California Edison Co.	4.200%	3/1/29	5,005	5,304
	Southern California Edison Co.	6.650%	4/1/29	2,106	2,409
	Southern California Edison Co.	6.000%	1/15/34	5,485	6,580
	Southern California Edison Co.	5.750%	4/1/35	2,913	3,372
	Southern California Edison Co.	5.350%	7/15/35	8,928	9,967
	Southern California Edison Co.	5.550%	1/15/36	1,280	1,441
	Southern California Edison Co.	5.625%	2/1/36	5,650	6,484
	Southern California Edison Co.	5.550%	1/15/37	6,025	6,894
	Southern California Edison Co.	5.950%	2/1/38	5,713	6,825
	Southern California Edison Co.	6.050%	3/15/39	1,085	1,317
	Southern California Edison Co.	5.500%	3/15/40	5,148	5,939
	Southern California Edison Co.	4.500%	9/1/40	4,650	4,868
	Southern California Edison Co.	4.050%	3/15/42	5,312	5,230
	Southern California Edison Co.	3.900%	3/15/43	5,340	5,183
	Southern California Edison Co.	4.650%	10/1/43	2,792	2,984
	Southern California Edison Co.	3.600%	2/1/45	7,845	7,280
	Southern California Edison Co.	4.000%	4/1/47	10,675	10,613
	Southern California Edison Co.	4.125%	3/1/48	8,200	8,255
	Southern California Edison Co.	4.875%	3/1/49	7,060	7,922
	Southern Co.	2.350%	7/1/21	16,275	16,167
	Southern Co.	2.950%	7/1/23	7,825	7,930
	Southern Co.	3.250%	7/1/26	20,515	20,828
	Southern Co.	4.250%	7/1/36	6,400	6,568
	Southern Co.	4.400%	7/1/46	7,530	7,929
	Southern Power Co.	2.500%	12/15/21	9,800	9,807
	Southern Power Co.	4.150%	12/1/25	5,850	6,226
	Southern Power Co.	5.150%	9/15/41	11,181	12,202
	Southern Power Co.	5.250%	7/15/43	475	524
	Southern Power Co.	4.950%	12/15/46	4,380	4,685
	Southwestern Electric Power Co.	2.750%	10/1/26	4,800	4,683
	Southwestern Electric Power Co.	4.100%	9/15/28	11,945	12,868
	Southwestern Electric Power Co.	6.200%	3/15/40	4,075	5,251
	Southwestern Electric Power Co.	3.900%	4/1/45	9,017	8,923
	Southwestern Electric Power Co.	3.850%	2/1/48	4,950	4,870
	Southwestern Public Service Co.	3.300%	6/15/24	2,565	2,664
	Southwestern Public Service Co.	4.500%	8/15/41	5,748	6,406
	Southwestern Public Service Co.	3.400%	8/15/46	21,590	20,828
	Southwestern Public Service Co.	3.700%	8/15/47	6,170	6,229
	Southwestern Public Service Co.	4.400%	11/15/48	10,670	12,011
	Southwestern Public Service Co.	3.750%	6/15/49	3,110	3,135
	Tampa Electric Co.	4.100%	6/15/42	602	624
	Tampa Electric Co.	4.350%	5/15/44	5,935	6,402
	Tampa Electric Co.	4.300%	6/15/48	4,420	4,794
	Tampa Electric Co.	4.450%	6/15/49	6,450	7,220

116

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Toledo Edison Co.	6.150%	5/15/37	3,530	4,516
TransAlta Corp.	6.500%	3/15/40	3,169	2,966
Tucson Electric Power Co.	3.050%	3/15/25	2,375	2,400
UIL Holdings Corp.	4.625%	10/1/20	1,600	1,640
Union Electric Co.	3.500%	4/15/24	7,370	7,719
Union Electric Co.	2.950%	6/15/27	4,275	4,327
Union Electric Co.	3.500%	3/15/29	4,000	4,223
Union Electric Co.	5.300%	8/1/37	3,520	4,297
Union Electric Co.	8.450%	3/15/39	1,775	2,810
Union Electric Co.	3.900%	9/15/42	2,590	2,722
Union Electric Co.	3.650%	4/15/45	4,600	4,673
Union Electric Co.	4.000%	4/1/48	5,000	5,287
Virginia Electric & Power Co.	2.950%	1/15/22	4,070	4,132
Virginia Electric & Power Co.	3.450%	9/1/22	5,490	5,662
Virginia Electric & Power Co.	2.750%	3/15/23	5,350	5,422
Virginia Electric & Power Co.	3.450%	2/15/24	4,820	5,024
Virginia Electric & Power Co.	3.100%	5/15/25	4,205	4,320
Virginia Electric & Power Co.	3.150%	1/15/26	8,190	8,437
Virginia Electric & Power Co.	2.950%	11/15/26	4,220	4,282
Virginia Electric & Power Co.	3.500%	3/15/27	21,755	22,898
Virginia Electric & Power Co.	3.800%	4/1/28	7,935	8,477
Virginia Electric & Power Co.	6.000%	1/15/36	5,950	7,525
Virginia Electric & Power Co.	6.000%	5/15/37	4,925	6,355
Virginia Electric & Power Co.	6.350%	11/30/37	4,300	5,760
Virginia Electric & Power Co.	4.000%	1/15/43	4,498	4,720
Virginia Electric & Power Co.	4.650%	8/15/43	8,180	9,335
Virginia Electric & Power Co.	4.450%	2/15/44	10,930	12,165
Virginia Electric & Power Co.	4.200%	5/15/45	6,425	6,884
Virginia Electric & Power Co.	4.000%	11/15/46	5,325	5,613
Virginia Electric & Power Co.	3.800%	9/15/47	5,775	5,922
Virginia Electric & Power Co.	4.600%	12/1/48	19,645	22,740
WEC Energy Group Inc.	3.375%	6/15/21	4,950	5,051
WEC Energy Group Inc.	3.550%	6/15/25	3,760	3,939
Westar Energy Inc.	2.550%	7/1/26	5,875	5,689
Westar Energy Inc.	3.100%	4/1/27	9,410	9,637
Westar Energy Inc.	4.125%	3/1/42	8,037	8,577
Westar Energy Inc.	4.100%	4/1/43	5,075	5,452
Westar Energy Inc.	4.250%	12/1/45	1,535	1,683
Wisconsin Electric Power Co.	2.950%	9/15/21	2,515	2,548
Wisconsin Electric Power Co.	5.625%	5/15/33	775	971
Wisconsin Electric Power Co.	5.700%	12/1/36	1,050	1,361
Wisconsin Electric Power Co.	4.300%	10/15/48	3,475	3,862
Wisconsin Power & Light Co.	3.050%	10/15/27	1,200	1,220
Wisconsin Power & Light Co.	6.375%	8/15/37	4,225	5,731
Wisconsin Public Service Corp.	3.350%	11/21/21	4,400	4,510
Wisconsin Public Service Corp.	3.671%	12/1/42	3,375	3,410
Wisconsin Public Service Corp.	4.752%	11/1/44	5,000	5,910
Xcel Energy Inc.	2.400%	3/15/21	4,390	4,391
Xcel Energy Inc.	2.600%	3/15/22	5,225	5,266
Xcel Energy Inc.	3.300%	6/1/25	5,050	5,204
Xcel Energy Inc.	3.350%	12/1/26	3,825	3,919
Xcel Energy Inc.	4.000%	6/15/28	5,306	5,701
Xcel Energy Inc.	6.500%	7/1/36	7,956	10,386

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	5,000	5,087
Atmos Energy Corp.	5.500%	6/15/41	10,110	12,732
Atmos Energy Corp.	4.150%	1/15/43	5,550	6,009
Atmos Energy Corp.	4.125%	10/15/44	2,415	2,631
CenterPoint Energy Resources Corp.	4.500%	1/15/21	16,567	17,012
CenterPoint Energy Resources Corp.	3.550%	4/1/23	3,000	3,087
CenterPoint Energy Resources Corp.	4.000%	4/1/28	3,350	3,559
CenterPoint Energy Resources Corp.	5.850%	1/15/41	6,550	8,056
CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,200	3,256

117

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
KeySpan Corp.	5.803%	4/1/35	2,700	3,179
NiSource Finance Corp.	3.490%	5/15/27	10,251	10,578
NiSource Finance Corp.	5.950%	6/15/41	9,065	11,096
Nisource Finance Corp.	5.250%	2/15/43	1,200	1,387
NiSource Finance Corp.	4.800%	2/15/44	2,112	2,328
NiSource Finance Corp.	5.650%	2/1/45	2,500	3,014
NiSource Finance Corp.	4.375%	5/15/47	19,632	20,776
NiSource Finance Corp.	3.950%	3/30/48	275	274
NiSource Inc.	2.650%	11/17/22	4,005	4,034
NiSource Inc.	3.650%	6/15/23	3,950	4,088
ONE Gas Inc.	4.658%	2/1/44	4,325	5,017
ONE Gas Inc.	4.500%	11/1/48	7,575	8,602
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	5,500	5,740
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,450	2,734
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,165	3,987
Sempra Energy	2.850%	11/15/20	7,154	7,184
Sempra Energy	2.875%	10/1/22	6,125	6,145
Sempra Energy	2.900%	2/1/23	6,275	6,315
Sempra Energy	4.050%	12/1/23	11,435	12,027
Sempra Energy	3.750%	11/15/25	5,450	5,620
Sempra Energy	3.250%	6/15/27	9,605	9,584
Sempra Energy	3.400%	2/1/28	10,725	10,672
Sempra Energy	3.800%	2/1/38	12,490	12,061
Sempra Energy	6.000%	10/15/39	21,078	25,460
Sempra Energy	4.000%	2/1/48	9,579	9,348
Southern California Gas Co.	3.150%	9/15/24	2,045	2,112
Southern California Gas Co.	3.200%	6/15/25	1,020	1,038
Southern California Gas Co.	2.600%	6/15/26	12,850	12,615
Southern California Gas Co.	3.750%	9/15/42	3,770	3,802
Southern California Gas Co.	4.125%	6/1/48	5,075	5,404
Southern California Gas Co.	4.300%	1/15/49	500	545
Southern California Gas Co.	3.950%	2/15/50	3,925	4,056
Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,775	2,836
Southern Co. Gas Capital Corp.	2.450%	10/1/23	1,101	1,091
Southern Co. Gas Capital Corp.	3.250%	6/15/26	5,105	5,140
Southern Co. Gas Capital Corp.	5.875%	3/15/41	4,295	5,212
Southern Co. Gas Capital Corp.	4.400%	6/1/43	4,500	4,722
Southern Co. Gas Capital Corp.	3.950%	10/1/46	5,950	5,857
Southern Co. Gas Capital Corp.	4.400%	5/30/47	11,560	12,203
Southwest Gas Corp.	3.700%	4/1/28	5,425	5,665
Southwest Gas Corp.	3.800%	9/29/46	785	766
Southwest Gas Corp.	4.150%	6/1/49	3,475	3,606
Washington Gas Light Co.	3.796%	9/15/46	4,675	4,668

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	4,450	4,675
American Water Capital Corp.	3.400%	3/1/25	5,860	6,083
American Water Capital Corp.	2.950%	9/1/27	7,350	7,396
American Water Capital Corp.	3.750%	9/1/28	6,500	6,914
American Water Capital Corp.	3.450%	6/1/29	7,175	7,447
American Water Capital Corp.	6.593%	10/15/37	8,096	10,985
American Water Capital Corp.	4.300%	12/1/42	60	65
American Water Capital Corp.	4.300%	9/1/45	5,372	5,804
American Water Capital Corp.	4.000%	12/1/46	1,025	1,060
American Water Capital Corp.	3.750%	9/1/47	11,775	11,845
American Water Capital Corp.	4.200%	9/1/48	7,500	8,078
American Water Capital Corp.	4.150%	6/1/49	6,020	6,463
Aqua America Inc.	3.566%	5/1/29	3,600	3,748
Aqua America Inc.	4.276%	5/1/49	4,820	5,187
United Utilities plc	6.875%	8/15/28	960	1,171
Veolia Environnement SA	6.750%	6/1/38	4,199	5,525
				4,383,791
Total Corporate Bonds (Cost $57,977,187)				60,960,764

118

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Sovereign Bonds (4.1%)
	African Development Bank	2.625%	3/22/21	8,622	8,731
	African Development Bank	1.250%	7/26/21	4,870	4,812
	African Development Bank	2.375%	9/23/21	27,100	27,413
	African Development Bank	2.125%	11/16/22	41,010	41,401
	African Development Bank	3.000%	9/20/23	15,060	15,749
	Agricultural Bank of China Ltd.	2.750%	5/21/20	850	852
	Asian Development Bank	1.625%	8/26/20	4,400	4,384
	Asian Development Bank	2.875%	11/27/20	10,718	10,854
	Asian Development Bank	2.250%	1/20/21	16,000	16,087
	Asian Development Bank	1.625%	3/16/21	44,000	43,817
	Asian Development Bank	1.750%	6/8/21	37,720	37,654
	Asian Development Bank	2.125%	11/24/21	13,000	13,092
	Asian Development Bank	2.000%	2/16/22	85,191	85,643
	Asian Development Bank	1.875%	2/18/22	27,550	27,608
	Asian Development Bank	1.750%	9/13/22	16,205	16,179
	Asian Development Bank	2.750%	3/17/23	29,745	30,741
	Asian Development Bank	2.000%	1/22/25	15,165	15,255
	Asian Development Bank	2.000%	4/24/26	11,350	11,389
	Asian Development Bank	2.625%	1/12/27	12,500	13,066
	Asian Development Bank	6.220%	8/15/27	475	607
	Asian Development Bank	2.500%	11/2/27	37,047	38,332
	Asian Development Bank	2.750%	1/19/28	23,067	24,240
	Asian Development Bank	5.820%	6/16/28	2,090	2,667
	Asian Development Bank	3.125%	9/26/28	6,000	6,510
	Asian Infrastructure Investment Bank	2.250%	5/16/24	9,000	9,139
	Canada	2.625%	1/25/22	15,220	15,536
	Canada	2.000%	11/15/22	34,085	34,311
	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	5,000	5,340
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	10,315	10,391
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	800	855
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	11,180	11,189
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	4,500	4,783
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	32,410	33,350
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	11,250	12,218
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	36,490	38,732
	CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	6,335	7,459
	Corp. Andina de Fomento	2.200%	7/18/20	25,070	24,969
	Corp. Andina de Fomento	3.250%	2/11/22	955	973
	Corp. Andina de Fomento	4.375%	6/15/22	17,160	18,054
	Corp. Andina de Fomento	2.750%	1/6/23	21,879	21,965
	Corp. Andina de Fomento	3.750%	11/23/23	13,343	13,925
	Council Of Europe Development Bank	1.625%	3/16/21	8,700	8,661
	Council Of Europe Development Bank	2.625%	2/13/23	23,255	23,872
	Council Of Europe Development Bank	2.500%	2/27/24	2,800	2,879
	Ecopetrol SA	5.875%	9/18/23	12,935	14,309
	Ecopetrol SA	4.125%	1/16/25	22,440	23,225
	Ecopetrol SA	5.375%	6/26/26	20,784	22,888
	Ecopetrol SA	7.375%	9/18/43	4,881	6,260
	Ecopetrol SA	5.875%	5/28/45	22,336	24,598
	Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	5,000	5,116
	Equinor ASA	2.900%	11/8/20	4,370	4,422
	Equinor ASA	2.750%	11/10/21	18,460	18,712
	Equinor ASA	3.150%	1/23/22	11,117	11,380
	Equinor ASA	2.450%	1/17/23	20,154	20,327
	Equinor ASA	7.750%	6/15/23	25	30
	Equinor ASA	2.650%	1/15/24	22,971	23,309
	Equinor ASA	3.700%	3/1/24	12,737	13,500
	Equinor ASA	3.250%	11/10/24	10,633	11,097
	Equinor ASA	7.250%	9/23/27	7,375	9,697
	Equinor ASA	3.625%	9/10/28	5,075	5,456
7	Equinor ASA	6.500%	12/1/28	975	1,257
	Equinor ASA	5.100%	8/17/40	4,161	5,146

119

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Equinor ASA	4.250%	11/23/41	8,464	9,437
Equinor ASA	3.950%	5/15/43	10,562	11,371
Equinor ASA	4.800%	11/8/43	10,002	12,112
European Bank for Reconstruction & Development	1.125%	8/24/20	3,270	3,238
European Bank for Reconstruction & Development	2.000%	2/1/21	52,000	52,078
European Bank for Reconstruction & Development	1.875%	7/15/21	6,375	6,374
European Bank for Reconstruction & Development	1.500%	11/2/21	12,000	11,909
European Bank for Reconstruction & Development	1.875%	2/23/22	14,800	14,820
European Bank for Reconstruction & Development	2.125%	3/7/22	1,040	1,048
European Bank for Reconstruction & Development	2.750%	3/7/23	22,094	22,820
European Investment Bank	1.375%	6/15/20	29,935	29,741
European Investment Bank	1.625%	8/14/20	21,925	21,838
European Investment Bank	2.875%	9/15/20	17,595	17,784
European Investment Bank	1.625%	12/15/20	45,490	45,277
European Investment Bank	4.000%	2/16/21	45,335	46,853
European Investment Bank	2.000%	3/15/21	34,680	34,747
European Investment Bank	2.500%	4/15/21	41,260	41,712
European Investment Bank	2.375%	5/13/21	112,450	113,519
European Investment Bank	1.625%	6/15/21	13,950	13,892
European Investment Bank	1.375%	9/15/21	5,700	5,645
European Investment Bank	2.125%	10/15/21	6,190	6,232
European Investment Bank	2.875%	12/15/21	61,632	63,195
European Investment Bank	2.250%	3/15/22	56,960	57,645
European Investment Bank	2.625%	5/20/22	10,500	10,742
European Investment Bank	2.375%	6/15/22	65,830	66,910
European Investment Bank	2.250%	8/15/22	24,615	24,948
European Investment Bank	2.000%	12/15/22	5,875	5,912
European Investment Bank	2.500%	3/15/23	21,265	21,787
European Investment Bank	2.875%	8/15/23	45,000	46,827
European Investment Bank	3.125%	12/14/23	36,500	38,501
European Investment Bank	3.250%	1/29/24	45,470	48,237
European Investment Bank	2.625%	3/15/24	27,410	28,354
European Investment Bank	2.250%	6/24/24	21,470	21,860
European Investment Bank	2.500%	10/15/24	24,560	25,352
European Investment Bank	1.875%	2/10/25	47,210	47,181
European Investment Bank	2.125%	4/13/26	51,345	51,896
European Investment Bank	2.375%	5/24/27	11,460	11,793
European Investment Bank	4.875%	2/15/36	13,115	17,256
Export Development Canada	1.750%	7/21/20	425	424
Export Development Canada	2.000%	11/30/20	29,355	29,349
Export Development Canada	1.500%	5/26/21	26,750	26,545
Export Development Canada	1.375%	10/21/21	14,300	14,156
Export Development Canada	2.000%	5/17/22	1,500	1,507
Export Development Canada	2.500%	1/24/23	11,895	12,162
Export Development Canada	2.750%	3/15/23	8,990	9,281
Export Development Canada	2.625%	2/21/24	10,275	10,587
Export-Import Bank of Korea	5.125%	6/29/20	5,030	5,173
Export-Import Bank of Korea	2.500%	11/1/20	2,000	2,005
Export-Import Bank of Korea	2.625%	12/30/20	2,450	2,462
Export-Import Bank of Korea	4.000%	1/29/21	8,024	8,223
Export-Import Bank of Korea	2.125%	2/11/21	1,950	1,944
Export-Import Bank of Korea	2.500%	5/10/21	5,700	5,713
Export-Import Bank of Korea	4.375%	9/15/21	4,545	4,742
Export-Import Bank of Korea	1.875%	10/21/21	11,700	11,593
Export-Import Bank of Korea	3.500%	11/27/21	8,900	9,137
Export-Import Bank of Korea	2.750%	1/25/22	22,660	22,883
Export-Import Bank of Korea	5.000%	4/11/22	5,600	5,990
Export-Import Bank of Korea	3.000%	11/1/22	8,464	8,641
Export-Import Bank of Korea	3.625%	11/27/23	13,464	14,163
Export-Import Bank of Korea	4.000%	1/14/24	48,500	51,757
Export-Import Bank of Korea	3.250%	11/10/25	6,430	6,709
Export-Import Bank of Korea	2.625%	5/26/26	12,975	12,829
Export-Import Bank of Korea	3.250%	8/12/26	300	309
FMS Wertmanagement	2.000%	8/1/22	53,310	53,561

120

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Hydro-Quebec	8.400%	1/15/22	8,195	9,405
	Hydro-Quebec	8.050%	7/7/24	9,060	11,462
	Hydro-Quebec	8.500%	12/1/29	825	1,248
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	250	251
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	10,750	10,746
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	7,710	7,775
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	8,350	8,557
	Inter-American Development Bank	1.875%	6/16/20	29,850	29,803
	Inter-American Development Bank	2.125%	11/9/20	28,705	28,778
	Inter-American Development Bank	1.875%	3/15/21	1,290	1,289
	Inter-American Development Bank	2.625%	4/19/21	27,014	27,381
	Inter-American Development Bank	2.125%	1/18/22	74,400	74,958
	Inter-American Development Bank	1.750%	4/14/22	30,140	30,089
	Inter-American Development Bank	1.750%	9/14/22	15,840	15,805
	Inter-American Development Bank	3.000%	9/26/22	27,296	28,292
	Inter-American Development Bank	2.500%	1/18/23	44,645	45,679
	Inter-American Development Bank	3.000%	10/4/23	8,225	8,611
	Inter-American Development Bank	2.625%	1/16/24	2,000	2,066
	Inter-American Development Bank	3.000%	2/21/24	22,607	23,729
	Inter-American Development Bank	2.125%	1/15/25	22,035	22,299
	Inter-American Development Bank	7.000%	6/15/25	2,950	3,709
	Inter-American Development Bank	2.000%	6/2/26	31,570	31,600
	Inter-American Development Bank	2.375%	7/7/27	47,050	48,227
	Inter-American Development Bank	3.125%	9/18/28	33,192	36,007
	Inter-American Development Bank	2.250%	6/18/29	15,000	15,179
	Inter-American Development Bank	3.875%	10/28/41	995	1,189
	Inter-American Development Bank	3.200%	8/7/42	6,972	7,524
	Inter-American Development Bank	4.375%	1/24/44	8,625	11,089
	International Bank for Reconstruction & Development	1.125%	8/10/20	6,000	5,946
	International Bank for Reconstruction & Development	1.625%	9/4/20	35,425	35,291
	International Bank for Reconstruction & Development	2.125%	11/1/20	23,381	23,433
	International Bank for Reconstruction & Development	1.625%	3/9/21	23,835	23,730
	International Bank for Reconstruction & Development	1.375%	5/24/21	66,505	65,917
	International Bank for Reconstruction & Development	2.250%	6/24/21	23,390	23,574
	International Bank for Reconstruction & Development	2.750%	7/23/21	64,020	65,201
	International Bank for Reconstruction & Development	1.375%	9/20/21	62,570	61,978
	International Bank for Reconstruction & Development	2.125%	12/13/21	14,155	14,260
	International Bank for Reconstruction & Development	2.000%	1/26/22	56,905	57,200
	International Bank for Reconstruction & Development	1.625%	2/10/22	24,475	24,372
	International Bank for Reconstruction & Development	2.125%	7/1/22	22,070	22,290
	International Bank for Reconstruction & Development	1.875%	10/7/22	3,600	3,610
	International Bank for Reconstruction & Development	7.625%	1/19/23	14,100	16,882
	International Bank for Reconstruction & Development	1.750%	4/19/23	10,215	10,196
	International Bank for Reconstruction & Development	1.875%	6/19/23	83,000	83,185
	International Bank for Reconstruction & Development	3.000%	9/27/23	63,800	66,864
	International Bank for Reconstruction & Development	2.500%	3/19/24	21,000	21,626
	International Bank for Reconstruction & Development	2.500%	11/25/24	72,238	74,615
	International Bank for Reconstruction & Development	2.125%	3/3/25	270	273
	International Bank for Reconstruction & Development	2.500%	7/29/25	39,450	40,744
	International Bank for Reconstruction & Development	3.125%	11/20/25	28,380	30,416
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,447
	International Bank for Reconstruction & Development	1.875%	10/27/26	1,500	1,490
	International Bank for Reconstruction & Development	2.500%	11/22/27	11,080	11,467
	International Bank for Reconstruction & Development	4.750%	2/15/35	9,708	12,523
	International Finance Corp.	1.625%	7/16/20	25,736	25,663
	International Finance Corp.	2.250%	1/25/21	35,253	35,441
	International Finance Corp.	1.125%	7/20/21	3,150	3,106
	International Finance Corp.	2.875%	7/31/23	16,500	17,176
	International Finance Corp.	2.125%	4/7/26	23,800	24,029
8	Japan Bank for International Cooperation	2.125%	7/21/20	16,105	16,105
8	Japan Bank for International Cooperation	2.125%	11/16/20	32,660	32,691
8	Japan Bank for International Cooperation	1.875%	4/20/21	9,300	9,277
8	Japan Bank for International Cooperation	3.125%	7/20/21	450	460
8	Japan Bank for International Cooperation	1.500%	7/21/21	24,125	23,901

121

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	Japan Bank for International Cooperation	2.000%	11/4/21	5,980	5,974
8	Japan Bank for International Cooperation	2.500%	6/1/22	9,200	9,319
8	Japan Bank for International Cooperation	2.375%	7/21/22	11,000	11,105
8	Japan Bank for International Cooperation	2.375%	11/16/22	34,280	34,621
8	Japan Bank for International Cooperation	3.250%	7/20/23	2,225	2,326
8	Japan Bank for International Cooperation	3.375%	7/31/23	1,300	1,365
8	Japan Bank for International Cooperation	3.375%	10/31/23	23,400	24,630
8	Japan Bank for International Cooperation	2.500%	5/23/24	4,000	4,071
8	Japan Bank for International Cooperation	3.000%	5/29/24	19,690	20,478
8	Japan Bank for International Cooperation	2.125%	2/10/25	19,240	19,178
8	Japan Bank for International Cooperation	2.750%	1/21/26	5,720	5,895
8	Japan Bank for International Cooperation	2.375%	4/20/26	2,110	2,125
8	Japan Bank for International Cooperation	2.250%	11/4/26	30,750	30,636
8	Japan Bank for International Cooperation	2.875%	6/1/27	40,345	41,881
8	Japan Bank for International Cooperation	2.875%	7/21/27	8,500	8,797
8	Japan Bank for International Cooperation	2.750%	11/16/27	25,220	25,909
8	Japan Bank for International Cooperation	3.250%	7/20/28	14,935	15,953
8	Japan Bank for International Cooperation	3.500%	10/31/28	20,500	22,360
8	Japan International Cooperation Agency	2.750%	4/27/27	11,600	11,859
8	Japan International Cooperation Agency	3.375%	6/12/28	5,250	5,631
9	KFW	1.875%	6/30/20	47,530	47,463
9	KFW	2.750%	7/15/20	29,992	30,215
9	KFW	2.750%	9/8/20	54,130	54,618
9	KFW	2.750%	10/1/20	46,709	47,159
9	KFW	1.875%	11/30/20	4,500	4,494
9	KFW	1.875%	12/15/20	64,330	64,249
9	KFW	1.625%	3/15/21	45,250	45,078
9	KFW	2.375%	3/24/21	51,200	51,635
9	KFW	2.625%	4/12/21	24,262	24,583
9	KFW	1.500%	6/15/21	97,885	97,244
9	KFW	2.375%	8/25/21	14,075	14,241
9	KFW	1.750%	9/15/21	65,700	65,611
9	KFW	2.000%	11/30/21	20,140	20,228
9	KFW	3.125%	12/15/21	60,585	62,454
9	KFW	2.625%	1/25/22	20,000	20,406
9	KFW	2.500%	2/15/22	50,500	51,372
9	KFW	2.125%	3/7/22	56,050	56,521
9	KFW	2.125%	6/15/22	50,580	51,033
9	KFW	2.000%	9/29/22	3,690	3,712
9	KFW	2.000%	10/4/22	25,300	25,450
9	KFW	2.375%	12/29/22	39,600	40,351
9	KFW	2.125%	1/17/23	40,235	40,651
9	KFW	2.625%	2/28/24	18,600	19,226
9	KFW	2.500%	11/20/24	49,190	50,753
9	KFW	2.000%	5/2/25	10,690	10,751
9	KFW	2.875%	4/3/28	1,500	1,594
9	KFW	0.000%	4/18/36	15,930	10,349
9	KFW	0.000%	6/29/37	29,375	18,505
	Korea Development Bank	2.250%	5/18/20	100	100
	Korea Development Bank	2.500%	1/13/21	1,590	1,592
	Korea Development Bank	4.625%	11/16/21	6,975	7,331
	Korea Development Bank	2.625%	2/27/22	20,000	20,170
	Korea Development Bank	3.000%	3/19/22	2,000	2,037
	Korea Development Bank	3.000%	9/14/22	17,400	17,740
	Korea Development Bank	3.375%	3/12/23	37,000	38,325
	Korea Development Bank	2.750%	3/19/23	9,600	9,730
	Korea Development Bank	3.750%	1/22/24	23,490	24,865
	Korea Development Bank	3.250%	2/19/24	3,000	3,112
	Korea Development Bank	2.000%	9/12/26	1,500	1,419
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,580	1,822
9	Landwirtschaftliche Rentenbank	3.125%	11/14/23	12,000	12,625
9	Landwirtschaftliche Rentenbank	2.000%	1/13/25	42,950	43,137
9	Landwirtschaftliche Rentenbank	2.375%	6/10/25	24,600	25,202
9	Landwirtschaftliche Rentenbank	1.750%	7/27/26	17,675	17,366

122

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
9	Landwirtschaftliche Rentenbank	2.500%	11/15/27	19,024	19,619
	Nexen Energy ULC	7.875%	3/15/32	11,815	17,083
	Nexen Energy ULC	5.875%	3/10/35	4,812	5,993
	Nexen Energy ULC	6.400%	5/15/37	12,519	16,664
	Nexen Energy ULC	7.500%	7/30/39	6,733	10,179
	Nordic Investment Bank	1.500%	9/29/20	3,100	3,082
	Nordic Investment Bank	1.625%	11/20/20	21,605	21,508
	Nordic Investment Bank	2.250%	2/1/21	16,680	16,770
	Nordic Investment Bank	1.250%	8/2/21	4,950	4,891
	Nordic Investment Bank	2.125%	2/1/22	3,815	3,845
	Nordic Investment Bank	2.875%	7/19/23	13,000	13,514
	Nordic Investment Bank	2.250%	5/21/24	11,500	11,716
	North American Development Bank	2.400%	10/26/22	5,915	5,930
10	Oesterreichische Kontrollbank AG	1.500%	10/21/20	24,605	24,431
10	Oesterreichische Kontrollbank AG	1.875%	1/20/21	7,900	7,888
10	Oesterreichische Kontrollbank AG	2.875%	9/7/21	2,000	2,042
10	Oesterreichische Kontrollbank AG	2.375%	10/1/21	10,450	10,565
10	Oesterreichische Kontrollbank AG	2.625%	1/31/22	5,885	6,002
10	Oesterreichische Kontrollbank AG	2.875%	3/13/23	4,675	4,843
10	Oesterreichische Kontrollbank AG	3.125%	11/7/23	11,471	12,042
4	Oriental Republic of Uruguay	8.000%	11/18/22	3,900	4,388
4	Oriental Republic of Uruguay	4.500%	8/14/24	17,345	18,518
4	Oriental Republic of Uruguay	4.375%	10/27/27	32,244	34,824
4	Oriental Republic of Uruguay	4.375%	1/23/31	20,619	22,320
4	Oriental Republic of Uruguay	7.625%	3/21/36	5,006	7,121
4	Oriental Republic of Uruguay	4.125%	11/20/45	12,775	13,015
4	Oriental Republic of Uruguay	5.100%	6/18/50	32,116	36,130
4	Oriental Republic of Uruguay	4.975%	4/20/55	20,371	22,459
	Petroleos Mexicanos	3.500%	7/23/20	87	87
	Petroleos Mexicanos	5.500%	1/21/21	39,150	39,652
	Petroleos Mexicanos	6.375%	2/4/21	15,320	15,721
	Petroleos Mexicanos	4.875%	1/24/22	23,910	23,806
	Petroleos Mexicanos	5.375%	3/13/22	19,645	19,740
	Petroleos Mexicanos	3.500%	1/30/23	16,046	15,237
	Petroleos Mexicanos	4.625%	9/21/23	27,492	26,881
	Petroleos Mexicanos	4.875%	1/18/24	20,108	19,682
4	Petroleos Mexicanos	2.290%	2/15/24	1,188	1,192
	Petroleos Mexicanos	4.250%	1/15/25	5,600	5,182
	Petroleos Mexicanos	2.378%	4/15/25	1,695	1,707
	Petroleos Mexicanos	4.500%	1/23/26	6,235	5,684
	Petroleos Mexicanos	6.875%	8/4/26	33,076	33,420
	Petroleos Mexicanos	6.500%	3/13/27	78,670	77,787
	Petroleos Mexicanos	5.350%	2/12/28	34,955	31,738
	Petroleos Mexicanos	6.500%	1/23/29	16,665	16,128
	Petroleos Mexicanos	6.625%	6/15/35	33,024	30,519
	Petroleos Mexicanos	6.625%	6/15/38	6,319	5,621
	Petroleos Mexicanos	6.500%	6/2/41	26,571	23,537
	Petroleos Mexicanos	5.500%	6/27/44	15,047	12,050
	Petroleos Mexicanos	6.375%	1/23/45	29,374	25,239
	Petroleos Mexicanos	5.625%	1/23/46	12,139	9,774
	Petroleos Mexicanos	6.750%	9/21/47	82,302	73,212
	Petroleos Mexicanos	6.350%	2/12/48	37,412	32,118
	Province of Alberta	2.200%	7/26/22	24,750	24,899
	Province of Alberta	3.350%	11/1/23	24,015	25,306
	Province of Alberta	2.950%	1/23/24	14,235	14,682
	Province of Alberta	3.300%	3/15/28	13,940	14,912
	Province of British Columbia	2.650%	9/22/21	19,010	19,318
	Province of British Columbia	2.000%	10/23/22	8,090	8,119
	Province of British Columbia	6.500%	1/15/26	266	330
	Province of British Columbia	2.250%	6/2/26	7,500	7,554
	Province of Manitoba	2.050%	11/30/20	1,750	1,750
	Province of Manitoba	2.125%	5/4/22	750	753
	Province of Manitoba	2.100%	9/6/22	11,570	11,614
	Province of Manitoba	2.600%	4/16/24	18,500	18,948

123

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Province of Manitoba	3.050%	5/14/24	1,900	1,988
	Province of Manitoba	2.125%	6/22/26	5,675	5,623
	Province of New Brunswick	2.500%	12/12/22	1,675	1,700
	Province of New Brunswick	3.625%	2/24/28	9,100	9,908
	Province of Ontario	2.550%	2/12/21	37,935	38,261
	Province of Ontario	2.500%	9/10/21	33,820	34,193
	Province of Ontario	2.400%	2/8/22	15,525	15,699
	Province of Ontario	2.550%	4/25/22	34,760	35,316
	Province of Ontario	2.250%	5/18/22	33,525	33,818
	Province of Ontario	2.450%	6/29/22	11,308	11,463
	Province of Ontario	2.200%	10/3/22	2,000	2,015
	Province of Ontario	3.400%	10/17/23	49,720	52,431
	Province of Ontario	3.050%	1/29/24	16,915	17,529
	Province of Ontario	3.200%	5/16/24	2,550	2,683
	Province of Ontario	2.500%	4/27/26	14,500	14,749
	Province of Ontario	2.300%	6/15/26	39,625	39,790
	Province of Quebec	3.500%	7/29/20	17,260	17,517
	Province of Quebec	2.750%	8/25/21	17,555	17,822
	Province of Quebec	2.375%	1/31/22	17,350	17,544
	Province of Quebec	2.625%	2/13/23	25,360	25,868
	Province of Quebec	7.500%	7/15/23	300	360
	Province of Quebec	7.125%	2/9/24	11,172	13,549
	Province of Quebec	2.875%	10/16/24	16,375	16,943
	Province of Quebec	2.500%	4/20/26	17,800	18,173
	Province of Quebec	2.750%	4/12/27	45,500	46,829
	Province of Quebec	7.500%	9/15/29	17,255	24,891
	Republic of Chile	3.875%	8/5/20	4,084	4,160
	Republic of Chile	3.250%	9/14/21	5,643	5,777
	Republic of Chile	2.250%	10/30/22	2,385	2,394
	Republic of Chile	3.125%	3/27/25	6,870	7,144
	Republic of Chile	3.125%	1/21/26	11,418	11,889
4	Republic of Chile	3.240%	2/6/28	38,414	40,245
	Republic of Chile	3.625%	10/30/42	300	314
	Republic of Chile	3.860%	6/21/47	14,907	16,096
4	Republic of Chile	3.500%	1/25/50	3,906	3,946
	Republic of Colombia	4.375%	7/12/21	13,417	13,887
4	Republic of Colombia	2.625%	3/15/23	20,485	20,421
	Republic of Colombia	4.000%	2/26/24	25,850	27,046
	Republic of Colombia	8.125%	5/21/24	6,334	7,807
4	Republic of Colombia	4.500%	1/28/26	22,413	24,206
4	Republic of Colombia	3.875%	4/25/27	36,035	37,560
4	Republic of Colombia	4.500%	3/15/29	19,025	20,785
	Republic of Colombia	10.375%	1/28/33	10,450	16,369
	Republic of Colombia	7.375%	9/18/37	20,322	27,587
	Republic of Colombia	6.125%	1/18/41	21,500	26,577
4	Republic of Colombia	5.625%	2/26/44	18,207	21,530
4	Republic of Colombia	5.000%	6/15/45	69,464	76,671
	Republic of Colombia	5.200%	5/15/49	14,850	16,855
	Republic of Finland	6.950%	2/15/26	1,905	2,388
	Republic of Hungary	6.375%	3/29/21	71,336	76,226
	Republic of Hungary	5.375%	2/21/23	21,827	24,037
	Republic of Hungary	5.750%	11/22/23	4,417	5,008
	Republic of Hungary	5.375%	3/25/24	19,695	22,200
	Republic of Hungary	7.625%	3/29/41	14,865	23,817
	Republic of Indonesia	2.950%	1/11/23	3,150	3,165
	Republic of Indonesia	4.450%	2/11/24	3,300	3,502
	Republic of Indonesia	3.500%	1/11/28	15,800	15,861
	Republic of Indonesia	4.100%	4/24/28	13,130	13,852
	Republic of Indonesia	4.750%	2/11/29	17,350	19,215
	Republic of Indonesia	3.400%	9/18/29	3,350	3,353
7	Republic of Indonesia	4.750%	7/18/47	6,315	6,804
	Republic of Indonesia	4.350%	1/11/48	21,435	22,104
	Republic of Indonesia	5.350%	2/11/49	10,000	11,913
	Republic of Italy	6.875%	9/27/23	32,375	36,549

124

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic of Italy	5.375%	6/15/33	23,045	25,125
	Republic of Korea	5.625%	11/3/25	525	624
	Republic of Korea	2.750%	1/19/27	45,340	46,031
	Republic of Korea	4.125%	6/10/44	4,937	5,769
	Republic of Korea	3.875%	9/20/48	5,593	6,369
4	Republic of Panama	4.000%	9/22/24	13,514	14,376
4	Republic of Panama	3.750%	3/16/25	17,075	17,993
	Republic of Panama	7.125%	1/29/26	13,018	16,224
	Republic of Panama	8.875%	9/30/27	4,815	6,813
4	Republic of Panama	3.875%	3/17/28	14,960	15,970
	Republic of Panama	9.375%	4/1/29	10,420	15,604
4	Republic of Panama	6.700%	1/26/36	24,254	33,014
4	Republic of Panama	4.500%	5/15/47	5,970	6,731
4	Republic of Panama	4.500%	4/16/50	27,930	31,353
4	Republic of Panama	4.300%	4/29/53	5,400	5,940
	Republic of Peru	7.350%	7/21/25	5,990	7,644
	Republic of Peru	4.125%	8/25/27	1,301	1,449
	Republic of Peru	2.844%	6/20/30	4,000	4,014
	Republic of Peru	8.750%	11/21/33	37,214	60,079
4	Republic of Peru	6.550%	3/14/37	13,691	19,289
	Republic of Peru	5.625%	11/18/50	28,591	39,322
	Republic of Poland	5.125%	4/21/21	22,865	24,037
	Republic of Poland	5.000%	3/23/22	25,902	27,812
	Republic of Poland	3.000%	3/17/23	22,586	23,175
	Republic of Poland	4.000%	1/22/24	11,379	12,232
	Republic of Poland	3.250%	4/6/26	22,760	24,067
	Republic of the Philippines	4.000%	1/15/21	22,110	22,660
	Republic of the Philippines	9.500%	10/21/24	1,150	1,545
	Republic of the Philippines	10.625%	3/16/25	19,600	28,028
	Republic of the Philippines	5.500%	3/30/26	23,675	27,848
	Republic of the Philippines	3.000%	2/1/28	19,300	19,790
	Republic of the Philippines	3.750%	1/14/29	18,900	20,530
	Republic of the Philippines	9.500%	2/2/30	21,428	34,204
	Republic of the Philippines	7.750%	1/14/31	24,220	35,603
	Republic of the Philippines	6.375%	1/15/32	7,900	10,655
	Republic of the Philippines	6.375%	10/23/34	35,965	50,081
	Republic of the Philippines	5.000%	1/13/37	1,095	1,370
	Republic of the Philippines	3.950%	1/20/40	24,450	27,177
	Republic of the Philippines	3.700%	3/1/41	24,675	26,711
	Republic of the Philippines	3.700%	2/2/42	17,270	18,695
	State of Israel	4.000%	6/30/22	16,130	16,997
	State of Israel	3.150%	6/30/23	11,000	11,399
	State of Israel	2.875%	3/16/26	25,400	26,227
	State of Israel	3.250%	1/17/28	5,000	5,284
	State of Israel	4.500%	1/30/43	15,550	17,829
	State of Israel	4.125%	1/17/48	11,900	13,042
	Svensk Exportkredit AB	1.875%	6/23/20	10,700	10,677
	Svensk Exportkredit AB	1.750%	8/28/20	7,225	7,197
	Svensk Exportkredit AB	2.750%	10/7/20	26,000	26,231
	Svensk Exportkredit AB	1.750%	3/10/21	12,350	12,303
	Svensk Exportkredit AB	2.375%	4/9/21	4,800	4,837
	Svensk Exportkredit AB	2.875%	5/22/21	9,125	9,287
	Svensk Exportkredit AB	3.125%	11/8/21	12,000	12,333
	Svensk Exportkredit AB	2.000%	8/30/22	16,500	16,549
	Svensk Exportkredit AB	2.875%	3/14/23	12,650	13,083
	Syngenta Finance NV	3.125%	3/28/22	5,535	5,525
	United Mexican States	3.500%	1/21/21	3,963	4,022
	United Mexican States	3.625%	3/15/22	43,440	44,461
	United Mexican States	4.000%	10/2/23	22,306	23,274
	United Mexican States	3.600%	1/30/25	30,467	31,152
	United Mexican States	4.125%	1/21/26	32,285	33,771
	United Mexican States	4.150%	3/28/27	49,615	51,896
	United Mexican States	3.750%	1/11/28	22,065	22,457
	United Mexican States	4.500%	4/22/29	21,300	22,822

125

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Mexican States	8.300%	8/15/31	3,530	4,957
United Mexican States	7.500%	4/8/33	17,115	22,787
United Mexican States	6.750%	9/27/34	10,808	13,735
United Mexican States	6.050%	1/11/40	34,144	40,741
United Mexican States	4.750%	3/8/44	56,639	59,037
United Mexican States	5.550%	1/21/45	12,145	14,141
United Mexican States	4.600%	1/23/46	29,879	30,503
United Mexican States	4.350%	1/15/47	34,490	34,231
United Mexican States	4.600%	2/10/48	19,062	19,658
United Mexican States	5.750%	10/12/10	41,116	44,868
Total Sovereign Bonds (Cost $9,114,377)				9,399,328
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	4,045	4,140
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,050	3,167
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	50	70
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	2,300	3,645
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	1,000	1,372
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	8,475	11,472
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	2,175	2,921
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.499%	2/15/50	1,550	2,427
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	8,225	14,302
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	5,874
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	16,845	25,257
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,900	4,681
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	10,230	16,557
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	12,550	12,561
California GO	2.800%	4/1/21	10,000	10,156
California GO	5.700%	11/1/21	23,950	26,015
California GO	2.367%	4/1/22	2,000	2,023
California GO	3.375%	4/1/25	5,450	5,803
California GO	3.500%	4/1/28	7,635	8,242
California GO	4.500%	4/1/33	11,590	13,107
California GO	7.500%	4/1/34	35,650	53,810
California GO	7.950%	3/1/36	550	571
California GO	4.600%	4/1/38	17,500	19,109
California GO	7.550%	4/1/39	16,730	26,486
California GO	7.300%	10/1/39	6,055	9,102
California GO	7.350%	11/1/39	27,395	41,421
California GO	7.625%	3/1/40	15,125	23,866
California GO	7.600%	11/1/40	15,670	25,427
California State University Systemwide Revenue	3.899%	11/1/47	3,220	3,486
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	1,860
Chicago IL GO	7.045%	1/1/29	3,000	3,327
Chicago IL GO	7.375%	1/1/33	1,850	2,199
Chicago IL GO	5.432%	1/1/42	2,500	2,466
Chicago IL GO	6.314%	1/1/44	5,700	6,159
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	7,450	9,657

126

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	1,745	2,469
	Chicago IL O’Hare International Airport Revenue	4.472%	1/1/49	4,375	5,134
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,375	3,099
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	7,135	9,638
	Clark County NV Airport System Revenue	6.881%	7/1/42	475	475
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	5,876
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	3,150	3,305
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	7,000	7,360
	Connecticut GO	5.090%	10/1/30	8,770	10,111
	Connecticut GO	5.850%	3/15/32	6,410	8,244
	Cook County IL GO	6.229%	11/15/34	4,625	6,178
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,756
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	2,913
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	5,137
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	9,740	13,490
	Dallas TX Independent School District GO	6.450%	2/15/35	3,750	3,998
	District of Columbia Income Tax Revenue	5.591%	12/1/34	1,175	1,476
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	11,500	14,712
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	4,280	5,829
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	95	97
	Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	7,330	7,391
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	2.995%	7/1/20	19,205	19,330
	George Washington University	4.300%	9/15/44	4,845	5,504
	George Washington University	4.126%	9/15/48	7,515	8,423
	Georgetown University	4.315%	4/1/49	3,900	4,512
	Georgetown University	5.215%	10/1/18	3,412	4,238
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	13,022	15,645
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,673	8,720
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,680	4,658
	Houston TX GO	6.290%	3/1/32	14,465	17,732
	Illinois GO	4.950%	6/1/23	14,925	15,621
	Illinois GO	5.100%	6/1/33	61,604	64,874
	Illinois GO	6.630%	2/1/35	8,155	9,406
	Illinois GO	6.725%	4/1/35	5,990	6,923
	Illinois GO	7.350%	7/1/35	8,700	10,259
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,980	6,708
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	6,300	6,858
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	4,100	4,817
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,900	2,209
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	400	490
11	Kansas Development Finance Authority Revenue (Public Employees Retirement System)	5.501%	5/1/34	4,300	5,278
	Los Angeles CA Community College District GO	6.750%	8/1/49	3,025	4,788
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	3,840	5,127
	Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	1,550	1,608
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	2,700	4,103
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	5,060	7,968
	Los Angeles CA Unified School District GO	5.755%	7/1/29	350	427

127

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Los Angeles CA Unified School District GO	5.750%	7/1/34	10,200	13,021
	Los Angeles CA Unified School District GO	6.758%	7/1/34	14,910	20,445
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	8,110	10,517
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	2,200	3,436
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	2,330	3,101
	Massachusetts GO	4.200%	12/1/21	5,020	5,196
	Massachusetts GO	4.500%	8/1/31	400	464
	Massachusetts GO	5.456%	12/1/39	5,350	6,827
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	4,054
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	4,275	5,630
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	3,206
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,325	10,026
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,205	6,628
	Michigan State University Revenue	4.496%	8/15/48	2,600	2,827
	Mississippi GO	5.245%	11/1/34	1,375	1,678
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	5,750	6,039
12	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	15,525	19,611
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	12,050	13,867
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	7,805	8,124
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	8,105	10,955
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	14,050	21,735
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	15,750	23,705
	New York City NY GO	6.246%	6/1/35	2,150	2,217
	New York City NY GO	5.517%	10/1/37	7,150	9,279
	New York City NY GO	6.271%	12/1/37	2,105	2,928
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.709%	2/15/48	150	157
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	2,007
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	395	554
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	4,073
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,491
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,400	5,861
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	19,200	27,120
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	4,675	5,830
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	8,550	10,932
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,105	30,783
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	1,950	2,512
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	200	279
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,687

128

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	865	1,107
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	5,775	7,012
	New York State Urban Development Corp. Revenue(Personal Income Tax)	3.900%	3/15/33	4,000	4,294
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	8,855	13,736
	NYU Langone Hospitals	5.750%	7/1/43	4,780	6,493
	Ohio State University General Receipts Revenue	4.910%	6/1/40	9,260	11,497
	Ohio State University General Receipts Revenue	3.798%	12/1/46	2,860	3,117
	Ohio State University General Receipts Revenue	4.800%	6/1/11	3,250	3,994
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,980
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	2,650	3,493
	Oregon GO	5.892%	6/1/27	5,230	6,321
11	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,422
12	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,899
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	2,617	3,007
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	2,195	2,893
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,560	3,343
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	6,355	8,403
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,025	15,901
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	8,045
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	5,123
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	2,205	2,484
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	3,800	4,786
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	21,900	26,205
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	5,400	6,731
	President & Fellows of Harvard College	4.875%	10/15/40	6,100	7,534
	President & Fellows of Harvard College	3.150%	7/15/46	5,337	5,323
	Princeton University	5.700%	3/1/39	9,115	12,285
	Regents of the University of California Revenue	3.063%	7/1/25	10,500	10,904
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	3,200	4,569
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,275	4,248
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,700	8,416
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,525	3,468
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,625	1,850
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,880	4,800
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,085	5,524
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	9,275
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,150	5,934
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	2,225	3,171
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	11,670	16,567
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	4,950	7,620
	San Jose CA Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	5,940	6,114
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	8,775	10,810
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	4,250	4,214
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,650	12,894
	Texas GO	5.517%	4/1/39	8,265	10,975
	Texas Transportation Commission Revenue	5.178%	4/1/30	5,035	6,083
	Texas Transportation Commission Revenue	4.681%	4/1/40	2,850	3,422
	University of California Regents Medical Center Revenue	6.548%	5/15/48	3,950	5,669
	University of California Regents Medical Center Revenue	6.583%	5/15/49	2,575	3,691
	University of California Revenue	4.601%	5/15/31	4,500	5,136

129

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	University of California Revenue	5.770%	5/15/43	1,120	1,473
	University of California Revenue	5.946%	5/15/45	13,025	17,444
	University of California Revenue	4.858%	5/15/12	16,990	20,622
	University of California Revenue	4.767%	5/15/15	5,375	6,331
	University of Southern California GO	5.250%	10/1/11	3,325	4,537
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	5,800	5,976
	University of Texas Revenue	3.354%	8/15/47	3,200	3,253
	University of Texas System Revenue Financing System Revenue	6.276%	8/15/41	1,535	1,543
	University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	1,710	2,094
	University of Virginia Revenue	4.179%	9/1/17	3,425	3,882
	Utah GO	4.554%	7/1/24	2,425	2,579
	Utah GO	3.539%	7/1/25	8,410	8,809
	Washington GO	5.140%	8/1/40	4,410	5,547
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	17,970	19,088
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,100	3,243
11	Wisconsin GO	5.700%	5/1/26	1,265	1,445
Total Taxable Municipal Bonds (Cost $1,295,359)					1,521,102

				Shares
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
13	Vanguard Market Liquidity Fund (Cost $4,252,522)	2.499%		42,523,028	4,253,153

Total Investments (101.3%) (Cost $225,403,282)					232,270,033
Conventional Mortgage-Backed Securities – Liability for Sale Commitments (-0.1%)
4	UMBS TBA	2.500%	7/1/34	(110,150)	(110,890)
Total Conventional Mortgage-Backed Securities – Liability for Sale Commitments (Proceeds $110,623)					(110,890)
Other Assets and Liabilities—Net (-1.2%)					(2,826,326)
Net Assets (100%)					229,332,817

§	Security value determined using significant unobservable inputs.
1	Securities with a value of $215,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2019.
6

Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $1,514,756,000, representing 0.7% of net assets.

8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
	CMT—Constant Maturing Treasury Rate.

130

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2019

GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
TBA—To Be Announced.

131

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA842 082019

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  August 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 16, 2019

VANGUARD BOND INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 16, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.